     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2014

                                                             FILE NO. 333-101954

                                                                       811-04972

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 26                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 508                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2014, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ /    this post-effective amendment designates a new effective date for a
/ /    previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

                          SUPPLEMENT DATED MAY 1, 2014
            TO THE DIRECTOR M SERIES AND LEADERS 3 SERIES CONTRACTS
                     PRODUCT PROSPECTUSES DATED MAY 1, 2014

                     ENHANCED SURRENDER VALUE (2014) OFFER

Available for ELIGIBLE CONTRACT OWNERS of the products listed below with an active living withdrawal benefit in force from the LIFETIME INCOME FOUNDATION or LIFETIME INCOME BUILDER II Rider:


- THE DIRECTOR M                                                   - CLASSIC DIRECTOR M
- THE DIRECTOR M ACCESS                                            - CLASSIC DIRECTOR M OUTLOOK
- THE DIRECTOR M EDGE                                              - THE HUNTINGTON DIRECTOR M
- THE DIRECTOR M OUTLOOK                                           - HUNTINGTON DIRECTOR M OUTLOOK
- THE DIRECTOR M PLUS                                              - CLASSIC HARTFORD LEADERS
- HARTFORD LEADERS SERIES III                                      - CLASSIC HARTFORD LEADERS OUTLOOK
- HARTFORD LEADERS ACCESS SERIES III                               - HUNTINGTON HARTFORD LEADERS I
- HARTFORD LEADERS EDGE SERIES III                                 - HUNTINGTON HARTFORD LEADERS OUTLOOK III
- HARTFORD LEADERS OUTLOOK SERIES III
- HARTFORD LEADERS PLUS SERIES III



For a limited period of time, the Company will make the ENHANCED SURRENDER VALUE
(2014) OFFER available to Eligible Contract Owners ("Offer" or "the Offer"), subject to state approval of the ESV Rider, beginning on or about June 2, 2014, for Contract Owners with contracts issued in the INITIAL LAUNCH STATES. We will notify applicable Contract Owners in Writing if the Offer becomes available to Contract Owners with contracts issued in states outside the Initial Launch States.


YOU ARE NOT REQUIRED TO ACCEPT THE OFFER AND YOU DO NOT NEED TO TAKE ANY ACTION IF YOU DO NOT WANT TO ACCEPT THE OFFER.

The Riders listed above are guaranteed benefit riders designed to (i) help protect your Investment from poor market performance through potential annual automatic Payment Base Increases, (ii) provide longevity protection through Lifetime Benefit Payments and (iii) ensure a guaranteed Death Benefit amount. For additional information about the products and each Rider, please review the disclosures in the Prospectus and review your contract (including all Riders).


We are making this Offer because high market volatility, declines in equity markets and the low interest rate environment make continuing to provide the Rider benefits costly to us. We believe the Offer can be mutually beneficial to both us and Contract Owners who no longer need or want the variable annuity Contract and the Rider benefits. If you accept the Offer, we would gain a financial benefit because we would no longer incur the costs of maintaining expensive reserves for the guarantees offered in the Contract and Riders. If you determine that you no longer want or need the Contract and Rider benefits, you would benefit because you may receive an increase in your Contract's Surrender Value and your fees would cease.



If you are eligible for the Offer, the Company will notify you in writing. The OFFER LETTER, which is specific to your Contract, will contain your Contract's Surrender Value and the Enhanced Surrender Value as of the date specified in the letter. If you accept the Offer, you will FULLY SURRENDER your Contract and all Contract benefits will irrevocably TERMINATE. In return, we will pay you the ENHANCED SURRENDER VALUE AS OF THE DATE WE RECEIVE YOUR REQUIRED DOCUMENTS, which is an amount greater than the Contract's Surrender Value. The actual Enhanced Surrender Value amount may be more or less than the amount provided in the Offer letter.


A Full Surrender of your Contract may be taxable to you. We encourage you to review this Offer with your tax adviser regarding the tax consequences of liquidating your Contract and the tax treatment of the Enhanced Surrender Value Offer amount. A 10% tax penalty also may apply if you Surrender before age 59 1/2. Please carefully review the Tax Considerations section of the prospectus for additional information.


THIS OFFER WILL NOT BE APPROPRIATE FOR ALL CONTRACT OWNERS AND IT MAY NOT BE IN YOUR BEST INTEREST TO ACCEPT THIS OFFER. We urge you to discuss this Offer with your financial advisor to help you determine if the Offer is right for you.


WHO IS ELIGIBLE TO PARTICIPATE IN THE ENHANCED SURRENDER VALUE OFFER?

The Offer is available to Contract Owners who meet all of the following qualifications; we refer to Contract Owners that meet all of these qualifications as "Eligible Contract Owners."

YOU ARE AN ELIGIBLE CONTRACT OWNER IF AT THE TIME WE RECEIVE YOUR REQUIRED
DOCUMENTS:

You own one or more of the following series of contracts from Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company with an active living withdrawal benefit in force from the LIFETIME INCOME FOUNDATION OR LIFETIME INCOME BUILDER II RIDER:


- The Director M                                                   - Classic Director M
- The Director M Access                                            - Classic Director M Outlook
- The Director M Edge                                              - The Huntington Director M
- The Director M Outlook                                           - Huntington Director M Outlook
- The Director M Plus                                              - Classic Hartford Leaders
- Hartford Leaders Series III                                      - Classic Hartford Leaders Outlook
- Hartford Leaders Access Series III                               - Huntington Hartford Leaders I
- Hartford Leaders Edge Series III                                 - Huntington Hartford Leaders Outlook III
- Hartford Leaders Outlook Series III
- Hartford Leaders Plus Series III


                                      AND

- YOU MUST NOT HAVE SUBMITTED ADDITIONAL PREMIUM PAYMENTS THAT WERE APPLIED TO YOUR CONTRACT AFTER MAY 1, 2014 UNLESS THE PAYMENT WAS MADE UNDER OUR INVESTEASE PROGRAM.

- You must not have elected the optional death benefits Maximum Anniversary Value or Maximum Anniversary Value Plus.

- You must not have reached your Annuity Commencement Date or annuitized your Contract (you will also not be eligible if we have received an annuitization election from you).

- You must not be receiving Lifetime Benefit Payments under any living benefit rider where your Contract Value has been reduced to below our minimum Contract Value.

- We must not have received a death notification on the Contract. (In addition, if a death that triggers a death benefit under the Contract occurs before we process your request for the Offer, you and your beneficiary(ies) will not be eligible for the Offer.)

-   We have not previously received a separate full surrender request from you.

- The state in which your Contract was issued has approved the Enhanced Surrender Value Offer contract rider (state approval of the rider is not an endorsement of the Offer).

- You must be a customer of a Financial Intermediary and have an active Broker Dealer associated with your Contract (contract owners with HSD as their broker-dealer are NOT eligible for the Offer).


- We RECEIVE a signed Enhanced Surrender Value (2014) Surrender Request and Acknowledgement Form (in addition to a request to send the proceeds to another insurance carrier, if applicable) ("REQUIRED DOCUMENTS") in GOOD ORDER at our ADMINISTRATIVE OFFICE accepting the Offer prior to the Offer Termination Date. If there is a Joint Contract Owner, both Owners must sign the form. IF WE DO NOT RECEIVE A COMPLETE ENHANCED SURRENDER VALUE (2014) SURRENDER REQUEST AND ACKNOWLEDGEMENT FORM WITH YOUR FULL SURRENDER REQUEST WE WILL PROCESS THE FULL SURRENDER BUT YOU WILL NOT RECEIVE THE ENHANCED SURRENDER VALUE.



"ADMINISTRATIVE OFFICE" means: Our overnight mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, 745 West New Circle Road Building 200,1st Floor, Lexington, KY 40511. Our standard mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, PO Box 14293, Lexington, KY 40512-4293.


"GOOD ORDER" means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any good order requirements at any time.


"INITIAL LAUNCH STATES" are Alabama, Alaska, Arizona, Arkansas, California, Colorado, Connecticut, Washington D.C., Delaware, Florida, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Michigan, Minnesota, Missouri, Montana, Nebraska, Nevada, New Hampshire, New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, Washington, West Virginia, Wisconsin, Wyoming

"OFFER TERMINATION DATE" means the date that the Enhanced Surrender Value (2014) Offer will terminate. We will provide you at least 30 days advanced written notice of the Offer Termination Date.

"RECEIVE" or "RECEIPt" in Good Order generally means that everything necessary must be received at our Administrative Office.

HOW IS THE ENHANCED SURRENDER VALUE DETERMINED?

If you are an Eligible Contract Owner and you have accepted the Offer, you will surrender your Contract and any other rider associated with your Contract. All benefits provided by the Contract will irrevocably terminate. We will pay you the Enhanced Surrender Value amount which is the greater of:

    (a) Contract Value on the full Surrender date (any surrender charges and fees upon surrender will be waived); or


    (b) Contract Value on the full Surrender date plus 10% of the PAYMENT BASE subject to a CAP OF 90% of the Payment Base (any surrender charges and fees upon surrender will be waived).


FOR PURPOSES OF THE OFFER CALCULATION, YOUR PAYMENT BASE WILL BE DETERMINED ON MAY 1, 2014 AND WILL BE FIXED (IT WILL NOT CHANGE).The CAP will be reduced dollar-for-dollar for any partial Surrenders taken after May 1, 2014 and prior to our receipt of the Required Documents. No automatic Payment Base increases will apply during the Offer period if you accept this Offer. Your Contract Value used in computing the Offer fluctuates on a daily basis. We will calculate your Enhanced Surrender Value as of the Valuation Date we received your Required Documents (the "full surrender" date). If you own a Plus contract, and accept the Offer, we will not recapture any Premium Enhancement. Please see Examples 1-4 below for an illustration of the Enhanced Surrender Value amount calculation.


HOW DOES THE ENHANCED SURRENDER VALUE OFFER WORK?



- WE MUST RECEIVE YOUR SIGNED ENHANCED SURRENDER VALUE (2014) SURRENDER REQUEST AND ACKNOWLEDGEMENT FORM IN GOOD ORDER AT OUR ADMINISTRATIVE OFFICES ("REQUIRED DOCUMENTS") TO ACCEPT THE ENHANCED SURRENDER VALUE OFFER.



- The Enhanced Surrender Value (2014) Surrender Request and Acknowledgement Form is an administrative form that: 1) provides your contract information to us such as the account number and needs to be signed by you and/or a joint owner; and 2) requires that you and/or a joint contract owner acknowledge that you understand that your contract and riders benefits will terminate. IF WE DO NOT RECEIVE THE FORM IN GOOD ORDER, YOU WILL NOT RECEIVE THE ENHANCED SURRENDER VALUE.



- Acceptance of the Enhanced Surrender Value Offer will constitute a full Surrender of your Contract and all riders. You may Surrender more than one Contract, if eligible. Partial Surrenders will not be eligible for the Offer. You can only accept this Offer in its entirety. If we do not receive your acceptance before the Offer expires, we will consider you to have rejected this Offer.


-   No payments will be made to you except for the Enhanced Surrender Value.

- No Contingent Deferred Sales Charges, rider charges or any other fees will apply to amounts Surrendered.

- After we receive your "REQUIRED DOCUMENTS" we will calculate your Enhanced Surrender Value Offer amount. We will terminate your Contract and all riders, issue your Enhanced Surrender Value Offer rider, and pay you the Enhanced Surrender Value amount.

-   You must return your existing Contract to us (unless lost or destroyed).

-   You cannot reinstate your Contract after it is terminated.

WHAT OTHER THINGS MIGHT BE CONSIDERED?

- WE CANNOT RECOMMEND WHETHER OR NOT THE ENHANCED SURRENDER VALUE (2014) OFFER IS THE RIGHT CHOICE FOR YOU. PLEASE DISCUSS THE MERITS OF THIS ENHANCED SURRENDER VALUE (2014) OFFER WITH YOUR FINANCIAL ADVISOR TO BE SURE THAT THE ENHANCED SURRENDER VALUE (2014) OFFER IS SUITABLE FOR YOU BASED ON YOUR PARTICULAR CIRCUMSTANCES.


- You and your Financial Advisor and/or tax adviser must consider whether accepting the Enhanced Surrender Value (2014) Offer is appropriate for you versus maintaining your Contract, Death Benefit protection, tax deferral, ability to receive lifetime annuity payments based on guaranteed annuity purchase rates, guaranteed lifetime income and any other benefits provided by rider you may own. There is no compensation paid by Us to the Financial Advisor or Financial Intermediary if you participate in this program.



- A full Surrender of your Contract may be taxable to you. You are urged to review this Offer with your tax adviser regarding the tax consequences of liquidating your Contract and the tax treatment of the Enhanced Surrender Value (2014) Offer amount. A 10% tax penalty also may apply if you Surrender before age 59 1/2. Please carefully review the Tax Considerations section of the prospectus for additional information.


- In your evaluation of the Enhanced Surrender Value (2014) Offer, you should consult with your Financial Advisor, your tax adviser and potentially any beneficiaries named in the Contract to determine whether you still need or may need the guaranteed lifetime income provided by the riders you own and/or the Death Benefit provided by your Contract.


- YOUR ENHANCED SURRENDER VALUE AMOUNT MAY NOT BE SIGNIFICANTLY DIFFERENT FROM YOUR EXISTING SURRENDER VALUE, WHICH MEANS YOU MAY BE SURRENDERING YOUR CONTRACT AND RIDER(S) WITHOUT ANY ADDITIONAL MATERIAL BENEFIT TO YOU.

- If you plan on using the Enhanced Surrender Value to purchase a new annuity contract, you should compare both contracts carefully. There may be a new surrender charge period on the new contract, charges may be higher, and benefits may be different.

- IF YOU ACCEPT THE ENHANCED SURRENDER VALUE OFFER, YOU WILL RECEIVE THE ENHANCED SURRENDER VALUE OFFER AMOUNT WHICH MAY BE LESS THAN THE AMOUNT YOU WOULD HAVE RECEIVED DURING YOUR LIFETIME UNDER YOUR CONTRACT AND THE LIVING BENEFIT RIDER (AND OTHER RIDERS YOU MAY OWN). YOU WILL ALSO LOSE ALL DEATH BENEFITS UNDER YOUR CONTRACT OR RIDER(S), INCLUDING ANY STANDARD OR OPTIONAL DEATH BENEFIT.


The Enhanced Surrender Value (2014) Offer is available for a limited time. The Company will provide written notice to you when the program commences and reserves the right to terminate or suspend this program completely or in any state at any time. This program will terminate on a date that we determine in the future. All eligible contract owners will receive prior written notice of this date ("the Offer Termination Date"). After the Offer Termination Date, we may offer different and/or more or less favorable programs to Contract Owners who have not surrendered their Contract. We reserve the right to reject any request to accept the Enhanced Surrender Value Offer. The Enhanced Surrender Value Offer may not be available in all states, through all Financial Intermediaries or for all contracts.


ENHANCED SURRENDER VALUE (2014) OFFER EXAMPLES:

EXAMPLE 1

Assume the eligible guaranteed benefit rider's Payment Base is $100,000 and the Contract Value is $75,000. The amount of the Enhanced Surrender Value offer is $85,000, $10,000 higher than the current Contract Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value has decreased to $70,000. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $80,000, $10,000 higher than the Contract Value of $70,000 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.

EXAMPLE 2

Assume the eligible guaranteed benefit rider's Payment Base is $100,000 and the Contract Value is $75,000. The amount of the Enhanced Surrender Value offer is $85,000, $10,000 higher than the current Contract Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value has increased to $82,000. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $90,000, $8,000 higher than the Contract Value of $82,000 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.

EXAMPLE 3

Assume the eligible guaranteed benefit rider's Payment Base is $100,000 and the Contract Value is $70,000. The amount of the Enhanced Surrender Value offer is $80,000, $10,000 higher than the current Contract Value. Assume the Contract Owner withdraws $4,800 after the offer date and the Contract Value, including the $4,800 withdrawals, decreases to $66,500 on the date we process the surrender. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $76,500, $10,000 higher than the Contract Value of $66,500 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.

EXAMPLE 4

Assume the eligible guaranteed benefit rider's Payment Base is $100,000, the Contract Value is $120,000, and the Surrender Value is $119,875 because of one month pro-rated rider fee charge. The amount of the Enhanced Surrender Value offer is $120,000, same as the current Contract Value and $125 higher than the current Surrender Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value stays at $120,000 and the Surrender Value has decreased to $119,750 because of one additional month of rider fee. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $120,000, $250 higher than the Surrender Value of $119,750 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.


If you have any questions regarding this Supplement or want to find out if you are eligible for the offer or to get an offer quote, you may contact our Annuity Contact Center at 1-800-662-6668. Generally, Enhanced Surrender Value quotes will be available for contracts issued in the Initial Launch States on or about June 3, 2014.


 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


HV-7555

HARTFORD LEADERS OUTLOOK

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293


1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)
WWW.HARTFORDINVESTOR.COM ("OUR WEBSITE")



                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This prospectus describes the following contracts: Hartford Leaders Outlook Series II/IIR/III, Nations Outlook Variable Annuity Series II/IIR/III, Huntington Hartford Leaders Outlook Series II/IIR/III, Classic Hartford Leaders Outlook II/IIR/III. Wells Fargo Leaders Outlook I/IR/II, Hartford Leaders Select Outlook, Hartford Select Leaders Outlook Series III.



The variable annuity product(s) described in this prospectus are no longer for sale. In 2013, We announced that The Hartford would no longer be selling or issuing annuity products and part of the company's long-term strategy is to reduce the liabilities associated with in-force annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity.


This variable annuity is a contract ("Contract") between you and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This Prospectus provides information regarding Hartford Leaders Outlook Series III, Series IIR and Series II Contracts. These Contracts are closed to new investors.

Please read this prospectus carefully before investing and keep it for your records. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (www.sec.gov). You may also obtain a copy of this prospectus and the Statement of Additional Information, as amended from time to time, in a compact disk by contacting us.

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long time horizon for the investments or intend to engage in market timing. If you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA"), you will get NO ADDITIONAL TAX advantage from this variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection. The tax rules that apply to variable annuities can be complicated - before investing, you may want to consult a tax adviser about the tax consequences to you of investing in a variable annuity.

This prospectus is written in connection with the promotion or marketing of the matters(s) addressed in this material. The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Portfolio Companies included in this Prospectus:


X  Invesco



X  American Funds Insurance Series



X  Franklin Templeton Investments



X  Hartford HLS Funds



X  MFS Investment Management



X  Columbia Management Investment Advisers, LLC



X  Wells Fargo Funds Management, LLC



X  Huntington Asset Advisors, Inc



X  Morgan Stanley Investment Management Inc.


          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY           [NOT FDIC BANK
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE                IMAGE]

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2014



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2014

2

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                        PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
  The Company                                                                  8
  The Separate Account                                                         8
  The Funds                                                                    8
  Fixed Accumulation Feature                                                  10
4. PERFORMANCE RELATED INFORMATION                                            11
5. THE CONTRACT                                                               11
  a.  Purchases and Contract Value                                            11
  b.  Charges and Fees                                                        18
  c.  Surrenders                                                              19
  d.  Annuity Payouts                                                         21
  e.  Standard Death Benefits                                                 24
6. OPTIONAL DEATH BENEFITS                                                    28
  a.  MAV Plus                                                                28
7. OPTIONAL WITHDRAWAL BENEFITS                                               30
  a.  The Hartford's Principal First Preferred                                30
  b.  The Hartford's Lifetime Income Foundation                               33
  c.  The Hartford's Lifetime Income Builder II                               41
  d.  The Hartford's Principal First                                          50
8. MISCELLANEOUS                                                              53
  a.  Definitions                                                             53
  b.  State Variations                                                        58
  c.  Financial Statements                                                    60
  d.  More Information                                                        60
  e.  Legal Proceedings                                                       61
  f.  How Contracts Are Sold                                                  61
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      64
APPENDIX TAX - FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING        APP TAX-1
TAX-QUALIFIED RETIREMENT PLANS
APPENDIX I - EXAMPLES                                                    APP I-1
APPENDIX II - ACCUMULATION UNIT VALUES                                  APP II-1
APPENDIX A - PRODUCT COMPARISON INFORMATION                              APP A-1
APPENDIX B - THE HARTFORD'S LIFETIME INCOME BUILDER                      APP B-1
APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND          APP C-1
 THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
APPENDIX D - RIDER INVESTMENT RESTRICTIONS                               APP D-1
APPENDIX E - INFORMATION REGARDING CONTRACT SERIES NO LONGER SOLD        APP E-1

-------------------------------------------------------------------------------

1. HIGHLIGHTS

A. OVERVIEW

This Contract and all features are closed to new investors.

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.


This variable annuity provides:



X  Different investment options. (Sections 3, 5(a) & Appendix A)



X  Tax-free transfers among investment options. (Sections 5(a), 9 & 10)



X Tax deferral on your investments until you withdraw your money (subject to possible IRS penalty). (Sections 5(c), 9 & 10)



X Several optional living benefits that provide guaranteed withdrawals over a fixed or an indeterminate time period. (Sections 2 & 7)



X  Annuity Payouts over a fixed or an indeterminate time period. (Section 5(d))



X  Different Death Benefits. (Sections 2, 5(e), 6, 7(b) & 7(c))



B. OPTIONAL FEATURES PREVIOUSLY AVAILABLE


           OPTIONAL FEATURE                          GENERAL PURPOSE
--------------------------------------------------------------------------------
MAV/MAV Plus*                            Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First*          Guaranteed Minimum Withdrawal Benefit
                                         with periodic step-up rights
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
Preferred*
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects*                                 Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios*                              Benefit with full annual step-up rights
The Hartford's Lifetime Income Builder*  Guaranteed Minimum Lifetime Withdrawal
                                         Benefit
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
II*                                      Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income           Guaranteed Minimum Lifetime Withdrawal
Foundation*                              Benefit

*   No longer available for sale.

For The Hartford's Lifetime Income Builder Selects, we reserve the right to limit the Funds into which you may allocate your Contract Value. For The Hartford's Lifetime Income Builder Portfolios, your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.

Partial Surrenders taken prior to the Lifetime Eligibility Date or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.


Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected are identified on your application and Contract. Not every optional feature was available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 6, 7 and Appendices B and C.


C. INVESTMENT OPTIONS (Sections 3, 5(a) & Appendices II & A)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.


X In certain circumstances, you were able to invest in a Fixed Accumulation Feature. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.

4

-------------------------------------------------------------------------------

D. CHARGES AND FEES (Sections 2, 5(b), 5(c) & Appendices II & A)

You will pay the following types of fees:

X  Sales charges (varies by Contract version)

X  Contract expenses (varies by Contract version)

X  Optional rider fees (if selected)

X  Fund expenses

Here are a few suggestions that might make it easier for you to use this prospectus:

X We use a lot of defined terms to describe how this variable annuity works. These terms are capitalized and described in the Definition section (section 8(a)). Unavoidably, we sometimes interchangeably use different terms that essentially mean the same thing (for instance, this variable annuity is also called a "Contract").

X We include cross references to other sections to help describe certain aspects of this variable annuity in more detail. For example, we may describe an optional benefit in section 7 but examples of how it works are in Appendix I.

X Know what kind of variable annuity you purchased. We have noted what type of variable annuity (and in some instances, what series of variable annuity) this is on the cover page of this prospectus. This information will also appear in your Contract.

X The format and tables provided are designed to help you compare features. We have used a consistent question and answer format in sections 6 and 7 to make it easier to compare optional benefits. Appendix A is designed to compare and contrast different variations of this variable annuity.

F. COMMISSIONS FOR SELLING THIS VARIABLE ANNUITY (Section 8(f) & Appendix A)

We paid a commission for selling this variable annuity and even though this product is no longer available for new sales, commissions may continue to be paid for past sales. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age.


G. SEE THE ATTACHED PROSPECTUS SUPPLEMENT DATED MAY 1, 2014 FOR A DESCRIPTION OF AN ENHANCED SURRENDER VALUE (2014) OFFER AVAILABLE FOR A LIMITED TIME TO CERTAIN CONTRACT OWNERS. AS PREVIOUSLY COMMUNICATED TO YOU IN WRITING, THE ENHANCED SURRENDER VALUE OFFER AVAILABLE BEGINNING IN JANUARY 2013 TO CERTAIN ELIGIBLE CONTRACT OWNERS WAS TERMINATED ON FEBRUARY 28, 2014.

-------------------------------------------------------------------------------

2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                                 None
  $0 - $49,999                                                                                              0%
  $50,000 - $99,999                                                                                         0%
  $100,000 - $249,999                                                                                       0%
  $250,000 - $499,999                                                                                       0%
  $500,000 - $999,999                                                                                       0%
  $1,000,000+                                                                                               0%
CONTINGENT DEFERRED SALES CHARGE* (as a percentage of Premium Payments)
  First Year                                                                                                7%
  Second Year                                                                                               6%
  Third Year                                                                                                5%
  Fourth Year                                                                                               4%
  Fifth Year                                                                                                0%
  Sixth Year                                                                                                0%
  Seventh Year                                                                                              0%
  Eighth Year                                                                                               0%
  Ninth Year                                                                                                0%
SURRENDER FEE (as a percentage of amount Surrendered, if applicable)                                    None
EXCHANGE FEE                                                                                            None

*   Each Premium Payment has its own Contingent Deferred Sales Charge schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL MAINTENANCE FEE (1)                                                                            $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Account Value)
  Mortality and Expense Risk Charge                                                                   1.50%
  Administrative Charge                                                                               0.20%
  Total Separate Account Annual Expenses                                                              1.70%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Account Value)
  The Hartford's Principal First Preferred Charge (5)                                                 0.20%
  The Hartford's Principal First Charge (2)(5)                                                        0.75%
  MAV/MAV Plus Charge                                                                                 0.30%
  Total Separate Account Annual Expenses with optional benefit separate account charges               2.75%
MAXIMUM OPTIONAL CHARGES (3) (as a percentage of Benefit Amount or Payment Base (4))
  The Hartford's Lifetime Income Foundation (5)                                                       0.30%
  The Hartford's Lifetime Income Builder II Charge (2)(5)                                             0.75%
  The Hartford's Lifetime Income Builder Charge (2)(5)                                                0.75%

6

-------------------------------------------------------------------------------

The Hartford's Lifetime Income Builder Selects (2)(3)(5)
  Single Life Option Charge                                                                   1.50%
  Joint/Spousal Life Option Charge                                                            1.50%
The Hartford's Lifetime Income Builder Portfolios (2)(3)(5)
  Single Life Option Charge                                                                   1.50%
  Joint/Spousal Life Option Charge                                                            1.50%

(1) Fee waived if Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract.


(2) Current rider charges are: The Hartford's Lifetime Income Builder - 0.75%; The Hartford's Lifetime Income Builder II - 0.75%; The Hartford's Principal First - 0.75%. Current charges for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50%.


(3) Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.

(4)  See "Does the Benefit Amount/Payment Base change under this rider?" in
     Section 6 for a description of the terms "Benefit Amount" and "Payment
     Base."

(5)  You may not own more than one of these optional riders at the same time.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                             MINIMUM            MAXIMUM
------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                           0.45%              1.42%
(expenses that are deducted from Sub-Account
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)

-------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES.

LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE.

THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED, HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,171
3 years                                                                   $2,048
5 years                                                                   $2,652
10 years                                                                  $5,274



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $351
3 years                                                                   $1,413
5 years                                                                   $2,470
10 years                                                                  $5,092



(3)  If you do not Surrender your Contract:



1 year                                                                      $533
3 years                                                                   $1,595
5 years                                                                   $2,652
10 years                                                                  $5,274


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments (and any applicable Payment Enhancements) are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

8

-------------------------------------------------------------------------------

3. GENERAL INFORMATION

THE COMPANY


We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts were available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE GENERAL ACCOUNT


The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.


THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix A. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will

-------------------------------------------------------------------------------

consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2013, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):


AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford Funds Management Company, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment

10

-------------------------------------------------------------------------------

Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2013, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2013, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $95.7 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


FIXED ACCUMULATION FEATURE

EFFECTIVE AS OF OCTOBER 4, 2013, WE ARE NO LONGER ACCEPTING NEW ALLOCATIONS OR PREMIUM PAYMENTS TO THE FIXED ACCUMULATION FEATURE.

The following information applies only for Contract Value allocated to or in the Fixed Accumulation Feature as of October 4, 2013.

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS.

Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

-------------------------------------------------------------------------------

4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge (CDSC), and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE


WHO COULD BUY THIS CONTRACT?



This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity Contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:


- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.


The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.


If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

12

-------------------------------------------------------------------------------

Refer to Appendix A for more information about the different forms of contracts we offered.

HOW WAS THIS CONTRACT PURCHASED?


The Contract was only available for purchase through a Financial Intermediary.


Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We will not accept Premium Payments in the aggregate of $1 million or more unless we provide prior approval. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your Premium Payment:

- if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.

DESCRIPTION OF THE RIGHT TO CANCEL PROVISION YOU HAD WHEN YOU PURCHASED YOUR CONTRACT

If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?


If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.



HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?


The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

-------------------------------------------------------------------------------

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

14

-------------------------------------------------------------------------------

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offered three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA


DCA Plus - EFFECTIVE OCTOBER 4, 2013, THE DCA PLUS PROGRAM IS NO LONGER AVAILABLE AND WE NO LONGER ACCEPT INITIAL OR SUBSEQUENT PREMIUM PAYMENTS INTO THE PROGRAM. CONTRACT OWNERS WHO HAD COMMENCED EITHER A 12-MONTH OR 6-MONTH TRANSFER PROGRAM PRIOR TO OCTOBER 4, 2013 CAN COMPLETE THEIR CURRENT PROGRAM, BUT WILL NOT BE ALLOWED TO ELECT A NEW PROGRAM.


These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.

Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations will be directed to any available money market Fund (subject to applicable law).

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you. Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you.

-------------------------------------------------------------------------------

  Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?


During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time. In addition, there may be Investment Restrictions applicable to your Contract in conjunction with certain riders as described in this prospectus.


In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

16

-------------------------------------------------------------------------------

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                               PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth         Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any              Yes
number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts           Yes
to any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth          No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account
to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution, or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund abusive trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

-------------------------------------------------------------------------------

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS - If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:


- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program (discontinued effective October 4, 2013); or


- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.


We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program (discontinued effective October 4, 2013).


If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS - Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the

18

-------------------------------------------------------------------------------

instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY - You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney
(POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include

-------------------------------------------------------------------------------

contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES


The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Com-mencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.


SALES CHARGES

We offer three contract variations that have a CDSC (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). These types of charges (and any available reductions or waivers) are described in Section 2.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

Please see "Synopsis" for a description of charges and fees.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

SEE THE PROSPECTUS SUPPLEMENT DATED MAY 1, 2014 FOR A DESCRIPTION OF AN ENHANCED SURRENDER VALUE OFFER (2014) AVAILABLE FOR A LIMITED TIME TO CERTAIN CONTRACT OWNERS. THE ENHANCED SURRENDER VALUE OFFER MADE TO CERTAIN CONTRACT OWNERS BEGINNING IN JANUARY 2013 TERMINATED ON FEBRUARY 28, 2014.


Partial Surrenders - You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.


Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

20

-------------------------------------------------------------------------------

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Your resulting standard Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. See sections 6 and 7 for information regarding the impact of Surrenders to Death Benefits and optional benefits.


UNDER CERTAIN CIRCUMSTANCES HARTFORD HAD PERMITTED CERTAIN CONTRACT OWNERS TO REINSTATE THEIR CONTRACTS WHEN A CONTRACT OWNER HAD REQUESTED A SURRENDER (EITHER FULL OR PARTIAL) AND RETURNED THE FORMS IN GOOD ORDER TO HARTFORD. EFFECTIVE AS OF OCTOBER 4, 2013, WE NO LONGER ALLOW CONTRACT OWNERS TO REINSTATE THEIR CONTRACTS WHEN A CONTRACT OWNER REQUESTS A SURRENDER (EITHER FULL OR PARTIAL).


AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO YOU REQUEST A SURRENDER?

SEE THE PROSPECTUS SUPPLEMENT DATED MAY 1, 2014 FOR A DESCRIPTION OF AN ENHANCED SURRENDER VALUE OFFER (2014) FOR CERTAIN CONTRACT OWNERS.


Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.



We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.



We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.



WRITTEN REQUESTS - Complete a Surrender form or send us a letter, signed by you, stating:



- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,



-   your tax withholding amount or percentage, if any, and



-   your disbursement instructions, including your mailing address.

-------------------------------------------------------------------------------


You may submit this form via mail, fax or a request via the internet.



Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.



If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.



TELEPHONE OR INTERNET REQUESTS - To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.



We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE AND/OR INTERNET REDEMPTIONS AT ANY TIME.



Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.



COMPLETING A POWER OF ATTORNEY FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE AND INTERNET.


WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Internal Revenue Code section 403(b) annuities - As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout

22

-------------------------------------------------------------------------------

or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday); or

X  10th Contract Year (subject to state variation)


EFFECTIVE AS OF OCTOBER 4, 2013 WE NO LONGER ALLOW CONTRACT OWNERS TO EXTEND THEIR ANNUITY COMMENCEMENT DATE EVEN THOUGH WE MAY HAVE GRANTED EXTENSIONS IN THE PAST TO YOU OR OTHER SIMILARLY SITUATED INVESTORS.


The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.


PROOF OF SURVIVAL



The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.


WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-------------------------------------------------------------------------------

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts - If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts - Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts - Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

24

-------------------------------------------------------------------------------

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

Combination Annuity Payout - You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?


The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant, if applicable, dies before we begin to make Annuity Payouts. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The Death Benefits described below are at no additional cost. Standard Death Benefits are automatically included in your Contract unless superseded by certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.


The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

-------------------------------------------------------------------------------

THE PREMIUM SECURITY DEATH BENEFIT

This standard Death Benefit is automatically issued if you and the Annuitant are all younger than age 81 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders; or

-   The lesser of:

       -   Maximum Anniversary Value, or

       - the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).

Please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I.

THE ASSET PROTECTION DEATH BENEFIT

This standard Death Benefit is automatically issued if you or the Annuitant are between ages 81 to 85 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   The lesser of:

       -   Premium Payments (adjusted for partial Surrenders), or

       - the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).

If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract; however, the Death Benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.

Please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced for any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

26

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.


In addition, there may be limitations on the aggregate death benefits if you purchased one or more contracts with an initial Premium Payment of less than $5,000,000 but you add Premium Payments or purchased additional contracts such that Premium Payments un-der the contracts aggregate to $5,000,000 or more. See your contract for more information.


HOW IS THE DEATH BENEFIT PAID?


The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.



If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying Contingent Deferred Sales Charges, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

-------------------------------------------------------------------------------

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions - The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation - If the Owner dies and the Owner's Spouse is a beneficiary, then the portion of the Contract payable to the Spouse may be continued with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. For certain Contracts, if the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

28

-------------------------------------------------------------------------------

6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.

The MAV Plus Death Benefit is the greatest of:

A.  Contract Value on the date we receive due proof of death.

B. Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C. Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
    (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

D. Earnings Protection Benefit - The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

       - If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

       - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

    We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

    We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment.

    The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:

       - the Contract Value on the date this rider was added to your Contract; plus

       - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

       -   any adjustments for partial Surrenders.

    If you elect MAV Plus, the Death Benefit will be the greater of the Premium Security Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?


The MAV Plus rider is closed to new investors (including to existing Owners).



This rider was only available at the time of issue and if you elected it, your choice was irrevocable.


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

-------------------------------------------------------------------------------

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

30

-------------------------------------------------------------------------------

- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will extinguish this rider.

7. OPTIONAL WITHDRAWAL BENEFITS

A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED

OBJECTIVE

Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.

WHEN CAN YOU BUY THIS RIDER?


The Hartford's Principal First Preferred rider is closed to new investors (including to existing Owners).


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. If you elected this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).


HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. If you elect the rider at a later date, your Contract Value on the date it is added to your Contract will be the initial Benefit Amount. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Benefit Amount. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.


If you elected this rider when you purchased your Contract, we count one year as the time between each Contract Anniversary. If you purchased this rider after you purchased your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.


Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will recalculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding subsequent Premium Payments), are equal to or less than the Benefit Payment, the new Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

-------------------------------------------------------------------------------

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

Yes. You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. You may terminate this rider by submitting The Hartford's Principal First Preferred Termination Form to our Administrative Office or by calling us. Termination requests will not be accepted more than 30 days prior to your fifth rider anniversary. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. If you revoke this rider you will not be able to elect any other optional benefit rider or participate in a Company-sponsored exchange program. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.

You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 5% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

32

-------------------------------------------------------------------------------

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option. Electing this option forfeits any right to Death Benefit values calculated under the standard Death Benefit or any optional death benefits you may have purchased. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- We can revoke this rider if you violate the investment restrictions requirements.

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.

-   Benefit Payments can't be carried forward from one year to the next.

- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

-------------------------------------------------------------------------------

B. THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?


The Hartford's Lifetime Income Foundation is closed to new investors (including to existing Owners).


A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. If you elected this rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).


HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

34

-------------------------------------------------------------------------------

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

-------------------------------------------------------------------------------

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

36

-------------------------------------------------------------------------------

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

-------------------------------------------------------------------------------

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                 AND . . .                          AND . . .                       THEN THE . . .
Contract Owner               There is a surviving Contract      The Annuitant is living or         The surviving Contract Owner
                             Owner                              deceased                           continues the Contract and rider;
                                                                                                   we will increase the Contract
                                                                                                   Value to the Death Benefit value
Contract Owner               There is no surviving Contract     The Spouse is the sole primary     Follow Spousal Contract
                             Owner                              beneficiary                        continuation rules for joint life
                                                                                                   elections
Contract Owner               There is no surviving Contract     The Annuitant is living or         Rider terminates and Contract
                             Owner or Beneficiary               deceased                           Owner's estate receives the Death
                                                                                                   Benefit
Annuitant                    The Contract Owner is living       There is a Contingent Annuitant    The Rider continues; upon the
                                                                                                   death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

38

-------------------------------------------------------------------------------

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

-------------------------------------------------------------------------------

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

YES. WE RESERVE THE RIGHT TO LIMIT THE SUB-ACCOUNTS INTO WHICH YOU MAY ALLOCATE YOUR CONTRACT VALUE. EFFECTIVE OCTOBER 4, 2013, WE BEGAN ENFORCING THIS CONTRACTUAL RIGHT FOR THE PRODUCTS DESCRIBED IN APPENDIX D AND REQUIRE THAT YOU ALLOCATE YOUR CONTRACT VALUE AND FUTURE PREMIUM PAYMENTS IN ACCORDANCE WITH THE INVESTMENT RESTRICTIONS DESCRIBED IN APPENDIX D AS A CONDITION TO MAINTAINING THE WITHDRAWAL FEATURE OF THE RIDER. YOUR SELECTED ALLOCATIONS ARE AUTOMATICALLY REBALANCED QUARTERLY. IF YOUR ALLOCATIONS DO NOT COMPLY WITH THE INVESTMENT RESTRICTIONS DESCRIBED IN APPENDIX D, ON AND AFTER OCTOBER 4, 2013 THE WITHDRAWAL FEATURE OF THE RIDER IS REVOKED. THESE RESTRICTIONS ARE INTENDED TO REDUCE THE RISK OF INVESTMENT LOSSES THAT COULD REQUIRE THE COMPANY TO USE ITS GENERAL ACCOUNT ASSETS TO PAY AMOUNTS DUE UNDER THE RIDER.

To the extent permitted by law we may modify, add, delete, or substitute, the asset allocation models, investment pro-grams, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under

40

-------------------------------------------------------------------------------

the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT RESTRICTIONS WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US FOR VIOLATION OF APPLICABLE INVESTMENT RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to rein-state the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your With-drawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months and to not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

-------------------------------------------------------------------------------

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

C. THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any

42

-------------------------------------------------------------------------------

  Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder II is closed to new investors (including to existing Owners).

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elected this rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

-------------------------------------------------------------------------------

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

44

-------------------------------------------------------------------------------

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.

See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

See Examples 9, 10 and under The Hartford's Lifetime Income Builder II.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

-------------------------------------------------------------------------------

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, the maximum age limitation of the rider is 76.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

46

-------------------------------------------------------------------------------

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal

-------------------------------------------------------------------------------

Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

See Example 17 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid

48

-------------------------------------------------------------------------------

to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


YES. EFFECTIVE OCTOBER 4, 2013, WE BEGAN ENFORCING OUR CONTRACTUAL RIGHT TO REQUIRE THAT YOU ALLOCATE YOUR CONTRACT VALUE AND FUTURE PREMIUM PAYMENTS IN ACCORDANCE WITH THE INVESTMENT RESTRICTIONS DESCRIBED IN APPENDIX D AS A CONDITION TO MAINTAINING THE WITHDRAWAL FEATURE OF THE RIDER. YOUR SELECTED ALLOCATIONS ARE AUTOMATICALLY REBALANCED QUARTERLY. IF YOUR ALLOCATION DO NOT COMPLY WITH THE INVESTMENT RESTRICTIONS DESCRIBED IN APPENDIX D, ON AND AFTER OCTOBER 4, 2013 THE WITHDRAWAL FEATURE OF YOUR RIDER IS REVOKED. THESE RESTRICTIONS ARE INTENDED TO REDUCE THE RISK OF INVESTMENT LOSSES THAT COULD REQUIRE THE COMPANY TO USE ITS GENERAL ACCOUNT ASSETS TO PAY AMOUNTS DUE UNDER THE RIDER.


To the extent permitted by law, we may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT RESTRICTIONS WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US FOR VIOLATION OF APPLICABLE INVESTMENT RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take

-------------------------------------------------------------------------------

a partial Surrender, or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. This restriction is not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

50

-------------------------------------------------------------------------------

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

D. THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Principal First rider is closed to new investors (including to existing Owners).

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

-------------------------------------------------------------------------------

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

52

-------------------------------------------------------------------------------

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

-------------------------------------------------------------------------------

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

8. MISCELLANEOUS

A. DEFINITIONS

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

54

-------------------------------------------------------------------------------

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our overnight mailing address is:

The Hartford Wealth Management - Individual Annuities, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is:
The Hartford Wealth Management - Individual Annuities, PO Box 14293, Lexington, KY 40512-4293

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

-------------------------------------------------------------------------------

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.


FIXED ACCUMULATION FEATURE: Part of our General Account, where you were able to allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offered contain a Fixed Accumulation Feature. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.


FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition.

LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

56

-------------------------------------------------------------------------------


OUR WEBSITE: Our current website, www.hartfordinvestor.com, will be changing to www.thehartford/annuities prior to December 31, 2014.



PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) and front end sales charges (Edge Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford's Lifetime Income Foundation or The Hartford's Lifetime Income Builder II.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end charges, Payment Enhancements or Employee Gross Up).


PREMIUM TAX: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.


RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, the percentage used to determine your Threshold amount is 5% (Single Life Election) or 4.5% Joint/Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

-------------------------------------------------------------------------------

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

58

-------------------------------------------------------------------------------

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

- ALABAMA - We will accept subsequent Premium Payments only during the first three Contract Years (if Contract contains the Fixed Account Rider).

- CALIFORNIA - Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options or we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

- CONNECTICUT - There are no investment restrictions on the Sub-Accounts that you may invest in while subject to The Hartford's Principal First Preferred benefits. If you elect that rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Principle First Preferred, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, contract aggregation provisions do not apply.

- FLORIDA - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.

- ILLINOIS - The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation.

- MASSACHUSETTS - We will accept subsequent Premium Payments only until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later. The Nursing Home Waiver is not available.

-   MINNESOTA - MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.

- NEW JERSEY - The Fixed Accumulation Feature is not available. The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation are not applicable to New Jersey Owners electing such rider. The Nursing Home Waiver is not available.

- NEW YORK - We will not recalculate The Hartford's Principal First Preferred or The Hartford's Principal First Benefit Amounts if you change ownership or assign your Contract to someone other than your Spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. There are no investment restrictions for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts. MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead.

  The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available.

-   OHIO - The Fixed Accumulation Feature is not available.

-   OKLAHOMA - The only AIRs available are 3% and 5%.

-------------------------------------------------------------------------------

- OREGON - We will accept subsequent Premium Payments during the first six years. Owners may only sign up for DCA Plus Programs that are 6 months or longer. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.

- PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option.

- WASHINGTON - MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead. The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts.

60

-------------------------------------------------------------------------------

C. FINANCIAL STATEMENTS

You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

D. MORE INFORMATION

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.


SPECULATIVE INVESTING - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.



CONTRACT MODIFICATION - We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

MEDICAID BENEFITS - Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

-------------------------------------------------------------------------------

E. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

F. HOW CONTRACTS WERE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2013. Contracts were be sold by individuals were appointed by us as insurance agents and who were registered representatives of Financial Intermediaries ("Registered Representatives").


Core and Edge Contracts may have been sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we may have credited the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employed individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

62

-------------------------------------------------------------------------------

ADDITIONAL PAYMENTS

Subject to FINRA Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner Support. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support services.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Inforce Contract Owner Support    Support for such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2013, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:



AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks,
LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Financial Partners, Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.



As of December 31, 2013, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

-------------------------------------------------------------------------------


For the fiscal year ended December 31, 2013, Additional Payments did not in the aggregate exceed approximately $21 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.2 million or approximately 0.15% of the Premium Payments invested in a particular Fund during this period.

64

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                   APP TAX-1

-------------------------------------------------------------------------------


APPENDIX TAX



FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including

APP TAX-2

-------------------------------------------------------------------------------

assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate's or trust's adjusted gross income for the taxable year.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual's modified adjusted gross income for the taxable year.

       a.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

                                                                   APP TAX-3

-------------------------------------------------------------------------------

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.


      APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER PPA DESCRIBED IN THIS PROSPECTUS)


      We believe that Personal Pension Account Payouts are partial annuitizations of the Contract, and that an equitable allocation of the investment in the contract would be in proportion to the estimated fair market values of the portions of the Contract.


      When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.


       b.  AMOUNTS NOT RECEIVED AS AN ANNUITY

i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the

APP TAX-4

-------------------------------------------------------------------------------

contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code
Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the

                                                                   APP TAX-5

-------------------------------------------------------------------------------

           Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

APP TAX-6

-------------------------------------------------------------------------------

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

                                                                   APP TAX-7

-------------------------------------------------------------------------------

5. CERTAIN TAX CONSIDERATIONS FOR FULL OR PARTIAL SETTLEMENT PAYMENTS FROM THE PERSONAL PENSION ACCOUNT


APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER THE PPA DESCRIBED IN THIS PROSPECTUS)


The recent enactment of new Section 72(a)(2) of the Code for partial annuitizations provides direction on how Personal Pension Account Payouts should be treated for tax purposes, effective for payments received in taxable years beginning after December 31, 2010 (regardless of when the annuity was purchased). However, because there is yet to be guidance on the new provisions from the IRS, there is still some uncertainty as to how the partial annuitization provisions will be applied and we advise you to consult with a qualified tax adviser concerning such tax treatment before you deposit amounts into the Personal Pension Account or take a settlement for a Personal Pension Account Payout.

With respect to the Personal Pension Account, the Company plans to report any periodic payments under a settlement of the Personal Pension Account (Personal Pension Account Payouts) as amounts received as an annuity and a partial annuitization of the Contract, resulting in that portion of the Contract being treated as a separate contract for which an annuity starting date is assigned, a portion of the investment in the contract is allocated and an exclusion ratio is determined (discussed in subparagraph 2.a. above). Likewise, after December 31, 2010, the Company plans to report any continuing periodic settlement payments from the Personal Pension Account as amounts received as an annuity under a separate contract with an annuity starting date of January 1, 2010, for which a portion of the investment in the contract should be allocated and an exclusion ratio should be determined consistent with new Section 72(a)(2) of the Code (and discussed in subparagraph 2.a. above).

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse

APP TAX-8

-------------------------------------------------------------------------------

beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code
Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

                                                                   APP TAX-9

-------------------------------------------------------------------------------

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow

APP TAX-10

-------------------------------------------------------------------------------

each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

                                                                  APP TAX-11

-------------------------------------------------------------------------------

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($17,500 for 2013). The Plan may provide for additional "catch-up" contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

APP TAX-12

-------------------------------------------------------------------------------

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

  a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

    (viii) made an account of an IRS levy on the Qualified Plan under Code
           Section 72(t)(2)(A)(vii); or

    (ix) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

  In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (x) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

    (xi) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (xii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

                                                                  APP TAX-13

-------------------------------------------------------------------------------

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

  b. RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

APP TAX-14

-------------------------------------------------------------------------------

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a

                                                                  APP TAX-15

-------------------------------------------------------------------------------

"conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

9. CERTAIN TAX CONSIDERATIONS WITH THE PERSONAL PENSION ACCOUNT IN QUALIFIED
PLANS


APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER THE PPA DESCRIBED IN THIS PROSPECTUS)


Because the IRS has published no guidance on the tax treatment of arrangements resembling the Personal Pension Account, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated in different types of Qualified Plans, and we advise you to consult with a qualified tax adviser concerning such treatment before you deposit any amount into a Personal Pension Account that is held in any Qualified Plan.

Among such tax issues for you to consider with a qualified tax adviser in such a case are the following:

a. Any amounts received by you (or your payee) prior to your attaining age 59 1/2 are generally subject to the penalty tax on premature distributions described above, unless such an amount received can qualify for an exception from such a penalty tax, e.g., scheduled payments that qualify for the SEPP Exception. In addition, any modification in payments qualifying for the SEPP Exception (e.g., by commutation) can have adverse penalty tax consequences, as described above.

b. The tax rules for satisfying RMD requirements vary according to both the form of Qualified Plan (e.g., NonRoth or Roth IRA) and the form of payment (e.g., periodic annuity payout or non-periodic distribution from an account value). As a result, such variations should be considered when RMD amounts need to be taken (e.g., after age 70 1/2 or death). In addition, any modification in the form or amount of such payments (e.g., by commutation) could have adverse tax consequences, if such a modification does not satisfy an IRS-recognized RMD exception (e.g., for an acceleration or other change in periodic payments under Reg. Section 1.401(a) (9)-6, Q&A-1 and Q&A-14).

c. Any attempt to transfer an amount from the Benefit Balance to Sub-Accounts or the Fixed Accumulation Feature (if available) that exceeds the threshold for such a transfer will be treated by us as a form of annuitization distribution from the Personal Pension Account, and thus may not qualify as a tax-free direct transfer. Instead, such an attempted excess transfer could be treated for tax purposes as a potentially taxable distribution out of the entire annuity contract, followed by a contribution back into the same contract. While such a distribution from an IRA may qualify for 60-day rollover treatment (if it is not needed to satisfy RMD requirements), only one such tax-free 60-day rollover is allowed for any 365-day period for any individual from all of such individual's IRAs. Failing such tax-free rollover treatment, such a distribution could be subject to both income and penalty tax, and any deemed contribution back into the contract may be subject to an excise tax on excess contributions, particularly after age 70 1/2. IN ADDITION, ANY SUCH DISTRIBUTION FROM A NON-IRA FORM OF QUALIFIED PLAN MAY BE SUBJECT TO THE 20% MANDATORY WITHHOLDING TAX, UNLESS SUCH DISTRIBUTION IS AN RMD OR OTHERWISE AVOIDS CLASSIFICATION AS AN "ELIGIBLE ROLLOVER DISTRIBUTION," AS DESCRIBED ABOVE.

                                                               APP I-1

-------------------------------------------------------------------------------

APPENDIX I - EXAMPLES

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
Premium Security Death Benefit                                           APP 1-2
Asset Protection Death Benefit                                           APP 1-4
The Hartford's Principal First                                           APP 1-6
The Hartford's Principal First Preferred                                 APP 1-7
The Hartford's Lifetime Income Builder                                   APP 1-8
The Hartford's Lifetime Income Foundation                               APP 1-10
The Hartford's Lifetime Income Builder II                               APP 1-14
The Hartford's Lifetime Income Builder Selects and The Hartford's       APP 1-20
 Lifetime Income Builder Portfolios
MAV Plus                                                                APP 1-32

APP I-2

-------------------------------------------------------------------------------

PREMIUM SECURITY DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403, and your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000],

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

                                                               APP I-3

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)],

-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

APP I-4

-------------------------------------------------------------------------------

ASSET PROTECTION DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857,

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

                                                               APP I-5

-------------------------------------------------------------------------------

EXAMPLE 3

ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN WE RECALCULATE YOUR BENEFIT AMOUNT BY COMPARING THE RESULTS OF TWO CALCULATIONS AND TAKING THE LESSER OF THE
TWO:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

APP I-6

-------------------------------------------------------------------------------

THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                               APP I-7

-------------------------------------------------------------------------------

THE HARTFORD'S PRINCIPAL FIRST PREFERRED

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your new Benefit Amount ($150,000) multiplied by 5%.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP I-8

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER

FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH BENEFIT IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

- Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner's 60th birthday.

EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($105,000 / $100,000) - 1 = .05 = 5%.

- Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.

-   Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $105,000 x .0075 = $787.50, this amount is deducted from the Contract Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

-   Your initial Benefit Amount is $100,000.

-   Your Benefit Payment is $5,000.

-   After the partial Surrenders of $1,000, your Benefit Amount is $99,000.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($99,000 / $100,000) - 1 = -.01 subject to the minimum of 0%.

- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $99,000 x .0075 = $742.50, this amount is deducted from the Contract Value.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

-   At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

-   Your Benefit Payment is $5,000.

-   Your Benefit Amount after the premium payment is $119,000.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT AT THE ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.

-   After premium payment, your Benefit Amount is $119,000.

                                                               APP I-9

-------------------------------------------------------------------------------

-   Your Benefit Payment is $5,950.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($118,000 / $120,000) - 1 = -.01667 subject to a minimum of 0%

- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $119,000 x .0075 = $892.50, this amount is deducted from the Contract Value.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES A CONTINGENT DEFERRED SALES CHARGE. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.

-   At the beginning of Contract Year 3, your initial Benefit Amount is
    $119,000.

-   Your Benefit Payment is $5,950.

- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

       -   (i) the Contract Value immediately following the partial withdrawal:
           $80,000.

       - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 - $35,000 = $84,000.

-   Your new Benefit Amount is $80,000.

-   Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.

EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDER OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.

-   Your Benefit Amount after the automatic increase calculation is $200,000.

-   Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $200,000 x .0075 = $1500, this amount is deducted from the Contract Value.

EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

-   Your Benefit Amount after the partial Surrender is $68,000.

- It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

- Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

- Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

APP I-10

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME FOUNDATION

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-11

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-12

-------------------------------------------------------------------------------

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

                                                                 APP I-13

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment / Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-14

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER II

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-15

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-16

-------------------------------------------------------------------------------

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

                                                                    APP I-17

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-18

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

                                                                    APP I-19

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

  Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

  WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

  Lifetime Benefit Payment = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)

  Death Benefit = $150,000 (Contract Value on date of continuation)

  Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP I-20

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

                                                                    APP I-21

-------------------------------------------------------------------------------

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - REMAINING FOR CONTRACT YEAR
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-22

-------------------------------------------------------------------------------

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                    APP I-23

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $892.50                                   $1,207.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-24

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                    APP I-25

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP I-26

-------------------------------------------------------------------------------

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

                                                                    APP I-27

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

APP I-28

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP I-29

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP I-30

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $977.50                                   $1,345.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 21

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)

New Contract Value = $2,000

- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP I-31

-------------------------------------------------------------------------------

EXAMPLE 22

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)

New Contract Value = $2,000

- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit

       -   Contract is fully liquidated

EXAMPLE 23: AUTOMATIC PAYMENT BASE INCREASE TO RELEVANT COVERED LIFE ATTAINED AGE 90. ASSUME THAT YOU SELECT A SINGLE LIFE OPTION. YOUR WITHDRAWAL PERCENTAGE IS 7.5%, WHICH IS BASED ON YOUR AGE (85) AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO CONTRACT ANNIVERSARY IS $7,500. YOU ARE NOW AGE 90 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON YOUR ANNIVERSARY IS $120,000.

VALUES PRIOR TO ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
WITHDRAWAL PERCENTAGE                                        7.5%                                       7.5%
LIFETIME BENEFIT PAYMENT                                    $7,500                                     $7,500
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $120,000
                                           The ratio is the Contract Value            Greater of the Contract Value prior to
                                           ($120,000) divided by current Payment      the rider charge being taken, or Your
                                           Base ($100,00), less 1 results in .20%,    Payment Base
                                           capped at 10%
WITHDRAWAL PERCENTAGE                                         8%                                         8%
                                           Due to the automatic increase and client   Due to the automatic increase and client
                                           reaching a new age band, the Withdrawal    reaching a new age band, the Withdrawal
                                           Percentage has increased                   Percentage has increased
LIFETIME BENEFIT PAYMENT                                    $8,800                                     $9,600
RIDER CHARGE                                                 $935                                     $1,380.50
                                           Rider charge of 0.85% multiplied by your   Rider charge of 1.15% multiplied by your
                                           current Payment Base                       current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500
                                           No change due to anniversary processing    No change due to anniversary processing

APP I-32

-------------------------------------------------------------------------------

EXAMPLE 24: DEFERRAL ILLUSTRATION. ASSUME THAT ON YOUR BIRTHDAY IN SEPTEMBER 2008 YOU ARE 60. YOU PURCHASE THE CONTRACT IN NOVEMBER 2008 AND SELECT THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS WITH THE SINGLE LIFE OPTION. ASSUME NO GROWTH IN CONTRACT VALUE.

                                                   NO PARTIAL SURRENDERS IN                     PARTIAL SURRENDER IN
                 FEATURE                          FIRST 5 YEARS OF THE RIDER                  SECOND YEAR OF THE RIDER
-------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL PERCENTAGE AT ISSUE                                5%                                         5%
PAYMENT BASE AT ISSUE                                      $100,000                                   $100,000
LIFETIME BENEFIT PAYMENT AT ISSUE                           $5,000                                     $5,000
WITHDRAWAL PERCENTAGE ON BIRTHDAY IN                   Increased to 5.5%                            Remains at 5%
SEPTEMBER 2013 WHEN RELEVANT COVERED LIFE
IS AGE 65
PAYMENT BASE ON BIRTHDAY                                   $100,000                                   $100,000
                                           No change due to birthday                  No change due to birthday
LIFETIME BENEFIT PAYMENT ON BIRTHDAY                  Increased to $5,500                         Remains at $5,000
ANNIVERSARY IN NOVEMBER 2013 - CONTRACT                    $100,000                                   $100,000
VALUE IS LESS THAN CURRENT PAYMENT BASE,
SO THERE IS NO CHANGE TO THE PAYMENT BASE
WITHDRAWAL PERCENTAGE                                        5.5%                                        5%
LIFETIME BENEFIT PAYMENT                                    $5,500                                     $5,000

MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273].

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

                                                                    APP I-33

-------------------------------------------------------------------------------

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

MAV PLUS DEATH BENEFIT AMOUNT IS $106,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under MAV PLUS/EPB Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)),

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000].

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

APP I-34

-------------------------------------------------------------------------------

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE INSURANCE COMPANY



SERIES II/IIR



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.016        $13.145        $13.200        $11.934         $9.790
  Accumulation Unit Value at end of
   period                                $18.261        $15.016        $13.145        $13.200        $11.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,490          2,146          2,584          3,158          3,797
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.112        $13.368        $13.565        $12.394        $10.275
  Accumulation Unit Value at end of
   period                                $18.185        $15.112        $13.368        $13.565        $12.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             23             17              1              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.137         $1.015         $1.042         $0.944         $0.750
  Accumulation Unit Value at end of
   period                                 $1.486         $1.137         $1.015         $1.042         $0.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,426         13,086         15,827         19,867         22,219
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.051        $13.585        $14.091        $12.894        $10.357
  Accumulation Unit Value at end of
   period                                $19.476        $15.051        $13.585        $14.091        $12.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             17             14              9              8
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.044        $14.521        $13.920        $13.302        $12.015
  Accumulation Unit Value at end of
   period                                $14.471        $15.044        $14.521        $13.920        $13.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,399          2,160          2,536          3,247          3,467
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.425        $12.120        $11.741        $11.338        $10.349
  Accumulation Unit Value at end of
   period                                $11.827        $12.425        $12.120        $11.741        $11.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             39             38             30              2
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.339        $12.776        $12.431        $12.016        $11.142
  Accumulation Unit Value at end of
   period                                $12.776        $13.339        $12.776        $12.431        $12.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                536            755            967          1,131          1,193
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.261        $11.868        $11.669        $11.398        $10.253
  Accumulation Unit Value at end of
   period                                $11.621        $12.261        $11.868        $11.669        $11.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8             25              7              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.127        $13.486        $11.963        $11.149        $10.467
  Accumulation Unit Value at end of
   period                                 $9.790        $14.127        $13.486        $11.963        $11.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,344          4,917          4,853          4,437          4,293
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.201         $1.198         $1.038         $0.984         $0.912
  Accumulation Unit Value at end of
   period                                 $0.750         $1.201         $1.198         $1.038         $0.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,515         28,692         32,115         30,389         28,421
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.482        $13.271        $12.617        $12.633        $12.155
  Accumulation Unit Value at end of
   period                                $12.015        $13.482        $13.271        $12.617        $12.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,440          3,471          2,849          2,472          2,268
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.951        $10.198        $10.025              -              -
  Accumulation Unit Value at end of
   period                                $11.142        $10.951        $10.198              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,032            300             14              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP II-2

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.390         $9.855        $10.536         $9.586         $6.979
  Accumulation Unit Value at
   end of period                  $13.722        $11.390         $9.855        $10.536         $9.586
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     870          1,333          1,758          2,202          2,372
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.515        $14.440        $15.600        $14.344        $10.552
  Accumulation Unit Value at
   end of period                  $19.687        $16.515        $14.440        $15.600        $14.344
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             12              -              -              -
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.759        $11.418        $12.747        $11.602         $8.293
  Accumulation Unit Value at
   end of period                  $17.474        $13.759        $11.418        $12.747        $11.602
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     573            823            968          1,158          1,568
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.875        $14.152        $15.966        $14.686         $9.572
  Accumulation Unit Value at
   end of period                  $21.208        $16.875        $14.152        $15.966        $14.686
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             12              7              6              2
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.832        $12.766        $16.060        $13.344         $8.415
  Accumulation Unit Value at
   end of period                  $18.706        $14.832        $12.766        $16.060        $13.344
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     423            448            557            801            935
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.891        $15.561        $19.783        $16.610         $9.849
  Accumulation Unit Value at
   end of period                  $22.328        $17.891        $15.561        $19.783        $16.610
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              6              5              2              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.490         $9.051         $9.617         $8.242         $6.013
  Accumulation Unit Value at
   end of period                  $13.418        $10.490         $9.051         $9.617         $8.242
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,007          7,005          8,902         11,826         13,714
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.268        $15.056        $16.167        $14.002         $9.445
  Accumulation Unit Value at
   end of period                  $21.857        $17.268        $15.056        $16.167        $14.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      95             59             46             28              9

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.066        $10.893         $9.988              -              -
  Accumulation Unit Value at
   end of period                   $6.979        $12.066        $10.893              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,477          2,033            657              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.691        $12.126        $10.241         $9.132         $8.184
  Accumulation Unit Value at
   end of period                   $8.293        $13.691        $12.126        $10.241         $9.132
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,461          1,640          1,283            983            757
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.415        $15.426        $12.648        $10.263         $8.636
  Accumulation Unit Value at
   end of period                   $8.415        $18.415        $15.426        $12.648        $10.263
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     936          1,128            878            791            646
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.917         $9.884         $9.121         $7.985         $7.219
  Accumulation Unit Value at
   end of period                   $6.013        $10.917         $9.884         $9.121         $7.985
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  14,724         15,115         13,065         10,794         10,297
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                    APP II-3

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.849        $11.990        $12.423        $11.340         $8.789
  Accumulation Unit Value at
   end of period                  $18.177        $13.849        $11.990        $12.423        $11.340
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,284          4,680          5,874          7,413          8,699
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.513        $13.573        $14.211        $13.109         $9.280
  Accumulation Unit Value at
   end of period                  $20.149        $15.513        $13.573        $14.211        $13.109
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      66             34             28             11              5
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.037        $10.384        $12.276        $11.644         $8.278
  Accumulation Unit Value at
   end of period                  $14.394        $12.037        $10.384        $12.276        $11.644
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,243          1,497          1,819          2,259          2,607
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.999        $13.075        $15.622        $14.974         $9.373
  Accumulation Unit Value at
   end of period                  $17.749        $14.999        $13.075        $15.622        $14.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             21             12              5              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $25.180        $21.737        $25.694        $22.171        $15.069
  Accumulation Unit Value at
   end of period                  $27.572        $25.180        $21.737        $25.694        $22.171
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     306            393            507            699            716
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.797        $14.654        $17.504        $15.263        $10.483
  Accumulation Unit Value at
   end of period                  $18.201        $16.797        $14.654        $17.504        $15.263
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             14              6              1              1
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.599        $10.798        $11.537        $10.099         $7.725
  Accumulation Unit Value at
   end of period                  $15.678        $11.599        $10.798        $11.537        $10.099
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     148            198            231            309            341
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.447        $13.590        $14.674        $12.981        $10.035
  Accumulation Unit Value at
   end of period                  $19.323        $14.447        $13.590        $14.674        $12.981
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              1              1              1              1
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.034        $16.283        $16.176        $14.603        $10.954
  Accumulation Unit Value at
   end of period                  $20.202        $18.034        $16.283        $16.176        $14.603
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,644          5,168          6,377          8,173          9,604
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.876        $15.398        $15.459        $14.102        $10.690
  Accumulation Unit Value at
   end of period                  $18.707        $16.876        $15.398        $15.459        $14.102
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      82             58             52             33              5

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.384        $13.928        $12.297        $11.819        $10.891
  Accumulation Unit Value at
   end of period                   $8.789        $14.384        $13.928        $12.297        $11.819
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   9,818          9,920          9,055          7,412          6,810
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.549        $12.330        $10.541         $8.824         $7.522
  Accumulation Unit Value at
   end of period                   $8.278        $14.549        $12.330        $10.541         $8.824
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,972          3,116          2,588          1,626          1,290
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $26.599        $20.464        $15.698        $13.224        $11.323
  Accumulation Unit Value at
   end of period                  $15.069        $26.599        $20.464        $15.698        $13.224
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     754            755            551            329            225
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.148        $10.808        $10.450         $9.403              -
  Accumulation Unit Value at
   end of period                   $7.725        $12.148        $10.808        $10.450              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     323            284            174             47              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.839        $15.528        $13.357        $13.372        $11.946
  Accumulation Unit Value at
   end of period                  $10.954        $15.839        $15.528        $13.357        $13.372
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  10,448         11,435          8,315          5,994          5,196
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-4

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.940        $10.807        $11.161        $10.173         $7.976
  Accumulation Unit Value at
   end of period                  $15.100        $11.940        $10.807        $11.161        $10.173
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     291            390            508            692            812
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.566        $13.323        $13.904        $12.808        $10.148
  Accumulation Unit Value at
   end of period                  $18.228        $14.566        $13.323        $13.904        $12.808
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              3              2              2              -
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.772         $9.574        $10.280         $9.150         $7.342
  Accumulation Unit Value at
   end of period                  $14.377        $10.772         $9.574        $10.280         $9.150
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     118            113            145            162            176
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.472        $12.999        $14.104        $12.687        $10.287
  Accumulation Unit Value at
   end of period                  $19.114        $14.472        $12.999        $14.104        $12.687
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              2              -              -
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.606        $15.086        $14.476        $12.205        $10.579
  Accumulation Unit Value at
   end of period                  $21.173        $16.606        $15.086        $14.476        $12.205
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,678          2,107          2,505          2,989          3,241
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.650        $14.368        $13.933        $11.870        $10.398
  Accumulation Unit Value at
   end of period                  $19.746        $15.650        $14.368        $13.933        $11.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      46             22             19              8              -
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.731         $9.220         $9.745         $7.730         $6.088
  Accumulation Unit Value at
   end of period                  $14.374        $10.731         $9.220         $9.745         $7.730
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     155            127            155            178            123
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.965        $15.598        $16.660        $13.355        $10.628
  Accumulation Unit Value at
   end of period                  $23.812        $17.965        $15.598        $16.660        $13.355
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              2              1              1              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.618         $7.908         $8.452         $6.736         $4.772
  Accumulation Unit Value at
   end of period                  $11.706         $8.618         $7.908         $8.452         $6.736
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     888          1,030          1,290          1,653          2,014
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.405        $16.139        $17.431        $14.039        $10.051
  Accumulation Unit Value at
   end of period                  $23.394        $17.405        $16.139        $17.431        $14.039
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             14             11              7              4

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.392        $11.865        $10.882        $10.953        $10.322
  Accumulation Unit Value at
   end of period                   $7.976        $12.392        $11.865        $10.882        $10.953
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     901            996            826            540            413
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.520        $11.748        $10.284         $9.702              -
  Accumulation Unit Value at
   end of period                   $7.342        $11.520        $11.748        $10.284              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     173            166            119             16              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.761        $15.429        $13.399        $13.177        $12.075
  Accumulation Unit Value at
   end of period                  $10.579        $14.761        $15.429        $13.399        $13.177
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,550          3,700          2,461          1,392          1,223
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.244         $9.249              -              -              -
  Accumulation Unit Value at
   end of period                   $6.088         $9.244              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      99              8              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.441         $7.718         $7.223         $7.011         $6.397
  Accumulation Unit Value at
   end of period                   $4.772         $8.441         $7.718         $7.223         $7.011
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,069          2,126          1,907          1,828          1,804
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                    APP II-5

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $20.419        $18.360        $18.170        $16.619        $13.404
  Accumulation Unit Value at
   end of period                  $20.782        $20.419        $18.360        $18.170        $16.619
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,041          1,468          1,617          2,028          2,191
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.323        $13.923        $13.924        $12.870        $10.489
  Accumulation Unit Value at
   end of period                  $15.432        $15.323        $13.923        $13.924        $12.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      39             24             33             11              2
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.021         $1.038         $1.056         $1.074         $1.092
  Accumulation Unit Value at
   end of period                   $1.004         $1.021         $1.038         $1.056         $1.074
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  12,718         24,333         33,496         34,177         46,249
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.945         $9.195         $9.451         $9.714         $9.978
  Accumulation Unit Value at
   end of period                   $8.702         $8.945         $9.195         $9.451         $9.714
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             16             29              5              5
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.284         $9.197        $10.722              -              -
  Accumulation Unit Value at
   end of period                  $14.169        $10.284         $9.197              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     207            301            187              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.092         $9.121        $10.708              -              -
  Accumulation Unit Value at
   end of period                  $13.760        $10.092         $9.121              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             11              7              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.860        $11.486        $11.691        $10.854         $8.605
  Accumulation Unit Value at
   end of period                  $16.342        $12.860        $11.486        $11.691        $10.854
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     414            542            648            818            957
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.578        $13.158        $13.533        $12.698        $10.173
  Accumulation Unit Value at
   end of period                  $18.332        $14.578        $13.158        $13.533        $12.698
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18              2              2              2              -
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.379         $1.369         $1.291         $1.245         $1.267
  Accumulation Unit Value at
   end of period                   $1.321         $1.379         $1.369         $1.291         $1.245
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  16,290         23,717         25,297         31,810         35,898
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.782        $10.815        $10.302        $10.047        $10.328
  Accumulation Unit Value at
   end of period                  $10.215        $10.782        $10.815        $10.302        $10.047
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26              9              2              1              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.324        $14.676        $13.758        $13.755        $12.718
  Accumulation Unit Value at
   end of period                  $13.404        $15.324        $14.676        $13.758        $13.755
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,029          1,979          1,532          1,211          1,067
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.087         $1.054         $1.024         $1.013         $1.020
  Accumulation Unit Value at
   end of period                   $1.092         $1.087         $1.054         $1.024         $1.013
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  74,042         40,328         11,347          6,830          6,729
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.529        $11.787        $10.273         $9.626              -
  Accumulation Unit Value at
   end of period                   $8.605        $12.529        $11.787        $10.273              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     999          1,159          1,208              2              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.147         $1.098         $1.078         $1.079         $1.070
  Accumulation Unit Value at
   end of period                   $1.267         $1.147         $1.098         $1.078         $1.079
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  46,447         35,318         22,144         14,085         10,668
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-6

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.095         $1.844         $2.011         $1.813         $1.363
  Accumulation Unit Value at
   end of period                   $2.451         $2.095         $1.844         $2.011         $1.813
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,649          4,072          5,107          5,865          6,600
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.681        $13.951        $15.377        $14.004        $10.644
  Accumulation Unit Value at
   end of period                  $18.157        $15.681        $13.951        $15.377        $14.004
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              1              1              1              -
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.780         $1.632         $1.773         $1.580         $1.235
  Accumulation Unit Value at
   end of period                   $2.255         $1.780         $1.632         $1.773         $1.580
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,910          3,942          4,985          6,201          7,387
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.166        $13.124        $14.409        $12.979        $10.245
  Accumulation Unit Value at
   end of period                  $17.754        $14.166        $13.124        $14.409        $12.979
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              8              6              4              -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.854        $10.014              -              -              -
  Accumulation Unit Value at
   end of period                  $13.274         $9.854              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25              9              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.768         $9.997              -              -              -
  Accumulation Unit Value at
   end of period                  $13.021         $9.768              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.979              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.902              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     204              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.966              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.841              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.370        $14.619        $14.979        $11.853         $9.940
  Accumulation Unit Value at
   end of period                  $22.124        $16.370        $14.619        $14.979        $11.853
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     218            275            395            425            470
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.506        $14.897        $15.424        $12.334        $10.452
  Accumulation Unit Value at
   end of period                  $22.076        $16.506        $14.897        $15.424        $12.334
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11              5              4              2              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.326         $2.062         $1.636         $1.411         $1.157
  Accumulation Unit Value at
   end of period                   $1.363         $2.326         $2.062         $1.636         $1.411
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,402          5,913          4,739          1,145            842
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.757         $1.631         $1.491         $1.410         $1.260
  Accumulation Unit Value at
   end of period                   $1.235         $1.757         $1.631         $1.491         $1.410
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   8,366          9,718          9,619          9,568          9,102
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.719        $14.233        $12.327        $11.598        $10.782
  Accumulation Unit Value at
   end of period                   $9.940        $14.719        $14.233        $12.327        $11.598
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     474            329            154             83             67
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                    APP II-7

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.192         $1.030         $1.081         $1.024         $0.704
  Accumulation Unit Value at
   end of period                   $1.567         $1.192         $1.030         $1.081         $1.024
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,047          2,796          3,331          4,421          6,168
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.719        $14.600        $15.479        $14.822        $10.293
  Accumulation Unit Value at
   end of period                  $21.756        $16.719        $14.600        $15.479        $14.822
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              1              -              -              -
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.713         $6.750         $6.937         $6.019         $4.623
  Accumulation Unit Value at
   end of period                  $10.207         $7.713         $6.750         $6.937         $6.019
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      53             57             78            120            143
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.579        $14.662        $15.226        $13.352        $10.363
  Accumulation Unit Value at
   end of period                  $21.711        $16.579        $14.662        $15.226        $13.352
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.951        $13.155        $13.985        $12.660         $9.757
  Accumulation Unit Value at
   end of period                  $20.045        $15.951        $13.155        $13.985        $12.660
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      53             65             94             89             53
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.593        $13.828        $14.856        $13.591        $10.584
  Accumulation Unit Value at
   end of period                  $20.633        $16.593        $13.828        $14.856        $13.591
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              1              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.139         $6.185         $6.312         $5.566         $4.113
  Accumulation Unit Value at
   end of period                   $9.605         $7.139         $6.185         $6.312         $5.566
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     629            282            298            377            359
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.805        $14.715        $15.175        $13.523        $10.096
  Accumulation Unit Value at
   end of period                  $22.374        $16.805        $14.715        $15.175        $13.523
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13              -              -              -              -
MFS HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.141              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.481              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     628              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.127              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.425              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
INVESCO V.I. VALUE
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.484         $1.486         $1.335         $1.285         $1.176
  Accumulation Unit Value at
   end of period                   $0.704         $1.484         $1.486         $1.335         $1.285
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,589          7,750          8,599          9,322         10,045
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.729         $7.073         $6.322         $6.323         $5.719
  Accumulation Unit Value at
   end of period                   $4.623         $7.729         $7.073         $6.322         $6.323
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     157            178            205            248            277
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.985        $13.958        $11.412        $10.780         $9.270
  Accumulation Unit Value at
   end of period                   $9.757        $14.985        $13.958        $11.412        $10.780
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      93             69             75             57             60
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.684         $5.611         $5.290         $4.927         $4.437
  Accumulation Unit Value at
   end of period                   $4.113         $6.684         $5.611         $5.290         $4.927
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     344            300            255            213            240
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-8

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.659         $6.660         $6.735         $6.091         $4.439
  Accumulation Unit Value at
   end of period                   $9.811         $7.659         $6.660         $6.735         $6.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     115            158            206            222            291
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.735        $14.706        $15.029        $13.735        $10.116
  Accumulation Unit Value at
   end of period                  $21.214        $16.735        $14.706        $15.029        $13.735
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.509         $8.968         $9.326         $8.538         $6.844
  Accumulation Unit Value at
   end of period                  $13.643        $10.509         $8.968         $9.326         $8.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     812          1,177          1,512          1,888          2,162
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.045        $12.975        $13.635        $12.615        $10.218
  Accumulation Unit Value at
   end of period                  $19.329        $15.045        $12.975        $13.635        $12.615
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19              3              2              2              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.252         $5.458         $5.906         $4.634         $3.324
  Accumulation Unit Value at
   end of period                   $8.466         $6.252         $5.458         $5.906         $4.634
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     362            433            517            666            764
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.381        $16.214        $17.733        $14.058        $10.192
  Accumulation Unit Value at
   end of period                  $24.628        $18.381        $16.214        $17.733        $14.058
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.388        $10.394        $11.782         $8.790         $5.479
  Accumulation Unit Value at
   end of period                  $17.236        $12.388        $10.394        $11.782         $8.790
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     455            650            814            977          1,240
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $23.855        $20.227        $23.171        $17.468        $11.003
  Accumulation Unit Value at
   end of period                  $32.845        $23.855        $20.227        $23.171        $17.468
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              3              2              2              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.460        $12.753        $12.152        $11.502        $10.072
  Accumulation Unit Value at
   end of period                  $13.096        $13.460        $12.753        $12.152        $11.502
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,677            780            773            921            914
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.177        $12.616        $12.149        $11.620        $10.282
  Accumulation Unit Value at
   end of period                  $12.687        $13.177        $12.616        $12.149        $11.620
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              2             15              2              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.153         $6.534         $6.178         $6.014         $5.602
  Accumulation Unit Value at
   end of period                   $4.439         $7.153         $6.534         $6.178         $6.014
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     337            372            414            546            655
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.402         $9.592         $8.634         $8.184         $7.475
  Accumulation Unit Value at
   end of period                   $6.844        $10.402         $9.592         $8.634         $8.184
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,289          2,182          1,599            946            709
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.980         $6.465         $6.413         $6.326         $5.617
  Accumulation Unit Value at
   end of period                   $3.324         $6.980         $6.465         $6.413         $6.326
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     783            734            787            835            932
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.186         $9.114         $8.188         $7.913         $7.556
  Accumulation Unit Value at
   end of period                   $5.479         $9.186         $9.114         $8.188         $7.913
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,404          1,504          1,206            797            595
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.493        $10.241        $10.012         $9.978              -
  Accumulation Unit Value at
   end of period                  $10.072        $10.493        $10.241        $10.012              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     719            475            156             10              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                    APP II-9

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
MFS RESEARCH INTERNATIONAL
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.064        $11.387        $12.996        $11.929         $9.272
  Accumulation Unit Value at
   end of period                  $15.278        $13.064        $11.387        $12.996        $11.929
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     153            197            234            255            280
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.555        $12.820        $14.786        $13.716        $10.774
  Accumulation Unit Value at
   end of period                  $16.843        $14.555        $12.820        $14.786        $13.716
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              1              -              -              -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.269        $11.508        $11.759        $10.320         $8.041
  Accumulation Unit Value at
   end of period                  $17.257        $13.269        $11.508        $11.759        $10.320
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      55             54             83            120            120
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.183        $14.184        $14.646        $12.989        $10.227
  Accumulation Unit Value at
   end of period                  $20.827        $16.183        $14.184        $14.646        $12.989
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.457        $13.217        $13.210        $12.222        $10.533
  Accumulation Unit Value at
   end of period                  $16.920        $14.457        $13.217        $13.210        $12.222
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,702          2,482          3,066          3,786          4,324
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.548        $12.517        $12.642        $11.821        $10.294
  Accumulation Unit Value at
   end of period                  $15.691        $13.548        $12.517        $12.642        $11.821
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      36             21             16              3              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $17.957        $15.710        $16.028        $14.617        $12.115
  Accumulation Unit Value at
   end of period                  $23.990        $17.957        $15.710        $16.028        $14.617
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     471            584            658            800            870
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.749        $13.039        $13.444        $12.389        $10.378
  Accumulation Unit Value at
   end of period                  $19.498        $14.749        $13.039        $13.444        $12.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25              5              4              2              -
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $21.816        $19.575        $20.518        $18.641        $15.375
  Accumulation Unit Value at
   end of period                  $27.372        $21.816        $19.575        $20.518        $18.641
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     673            900          1,084          1,349          1,477
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.805        $12.518        $13.259        $12.173        $10.147
  Accumulation Unit Value at
   end of period                  $17.140        $13.805        $12.518        $13.259        $12.173
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21              8              9              7              1

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
MFS RESEARCH INTERNATIONAL
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.373        $14.761        $11.957        $10.019              -
  Accumulation Unit Value at
   end of period                   $9.272        $16.373        $14.761        $11.957              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     313            173             57              4              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.797        $11.498        $10.586         $9.467              -
  Accumulation Unit Value at
   end of period                   $8.041        $12.797        $11.498        $10.586              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      49             52             32             13              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.759        $13.429        $12.207        $12.076        $11.034
  Accumulation Unit Value at
   end of period                  $10.533        $13.759        $13.429        $12.207        $12.076
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,731          5,143          4,234          3,332          3,082
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.279        $17.230        $14.503        $13.831        $12.214
  Accumulation Unit Value at
   end of period                  $12.115        $18.279        $17.230        $14.503        $13.831
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     927            776            474            189            156
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $21.859        $19.879        $16.431        $14.412        $12.402
  Accumulation Unit Value at
   end of period                  $15.375        $21.859        $19.879        $16.431        $14.412
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,570          1,673          1,008            376            281
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-10

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.360        $13.676        $14.057        $12.858        $10.376
  Accumulation Unit Value at
   end of period                  $19.370        $15.360        $13.676        $14.057        $12.858
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,040          2,716          3,354          4,424          5,344
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.655        $13.186        $13.696        $12.661        $10.324
  Accumulation Unit Value at
   end of period                  $18.287        $14.655        $13.186        $13.696        $12.661
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      40             21             16             12              5
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $26.240        $23.535        $28.388        $24.505        $14.380
  Accumulation Unit Value at
   end of period                  $25.608        $26.240        $23.535        $28.388        $24.505
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     165            241            296            376            414
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.195        $16.492        $20.103        $17.536        $10.399
  Accumulation Unit Value at
   end of period                  $17.571        $18.195        $16.492        $20.103        $17.536
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             14              8              -              -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.764        $10.980        $12.498        $11.726         $8.703
  Accumulation Unit Value at
   end of period                  $15.431        $12.764        $10.980        $12.498        $11.726
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     870          1,051          1,310          1,625          1,877
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.046        $13.080        $15.045        $14.265        $10.700
  Accumulation Unit Value at
   end of period                  $18.000        $15.046        $13.080        $15.045        $14.265
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             19             10              7              -
TEMPLETON GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.090        $10.997        $12.025        $11.389         $8.836
  Accumulation Unit Value at
   end of period                  $16.836        $13.090        $10.997        $12.025        $11.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,364          1,931          2,394          3,127          3,809
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.088        $12.810        $14.155        $13.547        $10.621
  Accumulation Unit Value at
   end of period                  $19.203        $15.088        $12.810        $14.155        $13.547
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             10             11             10              6
HUNTINGTON VA DIVIDEND CAPTURE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.687        $15.227        $14.465        $12.781        $10.391
  Accumulation Unit Value at
   end of period                  $19.681        $16.687        $15.227        $14.465        $12.781
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      65             59             61             68             70
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.147        $15.812        $15.179        $13.553        $11.135
  Accumulation Unit Value at
   end of period                  $20.012        $17.147        $15.812        $15.179        $13.553
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.782        $16.495        $14.173        $13.040        $11.776
  Accumulation Unit Value at
   end of period                  $10.376        $16.782        $16.495        $14.173        $13.040
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,010          6,775          5,344          4,161          3,929
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $30.872        $24.326        $19.265        $15.338        $12.497
  Accumulation Unit Value at
   end of period                  $14.380        $30.872        $24.326        $19.265        $15.338
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     404            436            304            265            150
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.848        $13.081        $10.956        $10.115         $8.680
  Accumulation Unit Value at
   end of period                   $8.703        $14.848        $13.081        $10.956        $10.115
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,174          2,381          2,146          1,580          1,285
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
TEMPLETON GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.583        $15.486        $12.932        $12.082        $10.592
  Accumulation Unit Value at
   end of period                   $8.836        $15.583        $15.486        $12.932        $12.082
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,386          5,011          3,865          2,848          2,481
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA DIVIDEND CAPTURE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.696        $15.924        $13.893        $13.641        $12.197
  Accumulation Unit Value at
   end of period                  $10.391        $14.696        $15.924        $13.893        $13.641
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      73             80             38             17              9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-11

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.191        $10.306        $10.812        $10.010         $8.780
  Accumulation Unit Value at
   end of period                  $14.715        $11.191        $10.306        $10.812        $10.010
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             23             25             27             29
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.437        $11.574        $12.271        $11.481        $10.176
  Accumulation Unit Value at
   end of period                  $16.183        $12.437        $11.574        $12.271        $11.481
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA INCOME EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.554        $12.450        $11.828        $10.762         $9.001
  Accumulation Unit Value at
   end of period                  $16.498        $13.554        $12.450        $11.828        $10.762
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              8              8             10             13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.142        $14.056        $13.495        $12.408        $10.487
  Accumulation Unit Value at
   end of period                  $18.239        $15.142        $14.056        $13.495        $12.408
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.412         $1.260         $1.449         $1.350         $1.029
  Accumulation Unit Value at
   end of period                   $1.707         $1.412         $1.260         $1.449         $1.350
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     379            433            489            539            566
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.040        $12.655        $14.707        $13.846        $10.663
  Accumulation Unit Value at
   end of period                  $16.788        $14.040        $12.655        $14.707        $13.846
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA MID CORP AMERICA
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $19.139        $16.989        $17.772        $14.721        $11.154
  Accumulation Unit Value at
   end of period                  $24.902        $19.139        $16.989        $17.772        $14.721
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56             69             47             53             57
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.202        $15.430        $16.312        $13.654        $10.455
  Accumulation Unit Value at
   end of period                  $22.148        $17.202        $15.430        $16.312        $13.654
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.245         $1.225         $1.183         $1.147         $1.107
  Accumulation Unit Value at
   end of period                   $1.203         $1.245         $1.225         $1.183         $1.147
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             69             95            121            126
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.989        $10.929        $10.668        $10.455        $10.190
  Accumulation Unit Value at
   end of period                  $10.510        $10.989        $10.929        $10.668        $10.455
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.383        $12.755        $12.039        $12.159        $11.703
  Accumulation Unit Value at
   end of period                   $8.780        $14.383        $12.755        $12.039        $12.159
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             23             11              8              5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA INCOME EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.727        $14.840        $13.407        $13.242        $11.850
  Accumulation Unit Value at
   end of period                   $9.001        $14.727        $14.840        $13.407        $13.242
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             15             11             10              6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.760         $1.573         $1.273         $1.107              -
  Accumulation Unit Value at
   end of period                   $1.029         $1.760         $1.573         $1.273              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     595            443             39              4              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA MID CORP AMERICA
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.549        $17.349        $16.455        $14.855        $12.924
  Accumulation Unit Value at
   end of period                  $11.154        $18.549        $17.349        $16.455        $14.855
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      60             60             32              9              6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.102         $1.078         $1.036         $1.040              -
  Accumulation Unit Value at
   end of period                   $1.107         $1.102         $1.078         $1.036              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     146            161             49              5              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-12

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.439        $15.636        $14.886        $14.105        $10.757
  Accumulation Unit Value at end of
   period                                $20.111        $16.439        $15.636        $14.886        $14.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             15             18             21             22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.881        $14.303        $13.761        $13.177        $10.155
  Accumulation Unit Value at end of
   period                                $18.015        $14.881        $14.303        $13.761        $13.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA SITUS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.655         $1.373         $1.409         $1.106         $0.846
  Accumulation Unit Value at end of
   period                                 $2.146         $1.655         $1.373         $1.409         $1.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                817            940          1,086          1,170          1,230
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.888        $16.670        $17.293        $13.714        $10.602
  Accumulation Unit Value at end of
   period                                $25.526        $19.888        $16.670        $17.293        $13.714
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.498        $15.116        $15.311        $11.490         $8.329
  Accumulation Unit Value at end of
   period                                $24.738        $17.498        $15.116        $15.311        $11.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.552        $17.942        $18.365        $13.927        $10.203
  Accumulation Unit Value at end of
   period                                $28.753        $20.552        $17.942        $18.365        $13.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.408         $1.267         $1.210         $1.087         $0.957
  Accumulation Unit Value at end of
   period                                 $1.656         $1.408         $1.267         $1.210         $1.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.700        $13.367        $12.903        $11.707        $10.422
  Accumulation Unit Value at end of
   period                                $17.109        $14.700        $13.367        $12.903        $11.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.886        $17.606        $14.972        $13.886        $12.652
  Accumulation Unit Value at end of
   period                                $10.757        $18.886        $17.606        $14.972        $13.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             24              6              5              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA SITUS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.464         $1.337         $1.297         $1.126         $0.932
  Accumulation Unit Value at end of
   period                                 $0.846         $1.464         $1.337         $1.297         $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,280          1,133            351             49              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.226        $12.660        $11.233        $10.521              -
  Accumulation Unit Value at end of
   period                                 $8.329        $15.226        $12.660        $11.233              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.373         $1.298         $1.178         $1.141         $1.078
  Accumulation Unit Value at end of
   period                                 $0.957         $1.373         $1.298         $1.178         $1.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                   APP II-13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.626        $10.421        $12.171        $10.084              -
  Accumulation Unit Value at end of
   period                                $13.662        $11.626        $10.421        $12.171              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.323        $10.255        $12.104        $10.077              -
  Accumulation Unit Value at end of
   period                                $13.166        $11.323        $10.255        $12.104              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.267         $1.079         $1.121         $1.002         $0.872
  Accumulation Unit Value at end of
   period                                 $1.623         $1.267         $1.079         $1.121         $1.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.155        $12.179        $12.794        $11.553        $10.162
  Accumulation Unit Value at end of
   period                                $17.945        $14.155        $12.179        $12.794        $11.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.842        $11.694        $12.593        $10.000              -
  Accumulation Unit Value at end of
   period                                $19.036        $13.842        $11.694        $12.593              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.490        $11.517        $12.533        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.359        $13.490        $11.517        $12.533              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.755        $12.111        $13.038        $10.716         $7.378
  Accumulation Unit Value at end of
   period                                $17.672        $13.755        $12.111        $13.038        $10.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.487        $16.449        $17.896        $14.864        $10.341
  Accumulation Unit Value at end of
   period                                $23.504        $18.487        $16.449        $17.896        $14.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.396         $1.382         $1.186         $1.144         $1.064
  Accumulation Unit Value at end of
   period                                 $0.872         $1.396         $1.382         $1.186         $1.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.528        $11.950        $10.831        $10.326              -
  Accumulation Unit Value at end of
   period                                 $7.378        $12.528        $11.950        $10.831              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP II-14

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.659         $1.565         $1.668         $1.338         $0.892
  Accumulation Unit Value at end of
   period                                 $2.451         $1.659         $1.565         $1.668         $1.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.229        $18.323        $19.741        $16.006        $10.778
  Accumulation Unit Value at end of
   period                                $28.106        $19.229        $18.323        $19.741        $16.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.565        $12.103        $13.275        $11.516         $7.313
  Accumulation Unit Value at end of
   period                                $15.304        $13.565        $12.103        $13.275        $11.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.647        $16.813        $18.636        $16.337        $10.483
  Accumulation Unit Value at end of
   period                                $20.817        $18.647        $16.813        $18.636        $16.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.579         $1.514         $1.421         $1.351         $1.226
  Accumulation Unit Value at end of
   period                                 $1.515         $1.579         $1.514         $1.421         $1.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.785        $12.386        $11.753        $11.284        $10.355
  Accumulation Unit Value at end of
   period                                $12.136        $12.785        $12.386        $11.753        $11.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.994         $0.889         $1.037              -              -
  Accumulation Unit Value at end of
   period                                 $1.172         $0.994         $0.889              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                339            411            470            506              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.967        $11.724        $13.818              -              -
  Accumulation Unit Value at end of
   period                                $15.131        $12.967        $11.724              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.549         $1.384         $1.147         $1.098         $1.036
  Accumulation Unit Value at end of
   period                                 $0.892         $1.549         $1.384         $1.147         $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.414        $13.739        $12.076        $10.822              -
  Accumulation Unit Value at end of
   period                                 $7.313        $13.414        $13.739        $12.076              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.218         $1.167         $1.143         $1.141         $1.119
  Accumulation Unit Value at end of
   period                                 $1.226         $1.218         $1.167         $1.143         $1.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                   APP II-15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.944         $0.795         $0.855         $0.726         $0.513
  Accumulation Unit Value at end of
   period                                 $1.301         $0.944         $0.795         $0.855         $0.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                181            156             90            113             95
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.771        $15.978        $17.353        $14.890        $10.630
  Accumulation Unit Value at end of
   period                                $25.608        $18.771        $15.978        $17.353        $14.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.921        $10.471        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.353        $11.921        $10.471              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             13             24              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.754        $10.433        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $14.980        $11.754        $10.433              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.762        $12.007        $12.767        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.891        $12.762        $12.007        $12.767              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             21             26             30              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.437        $11.825        $12.706        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.218        $12.437        $11.825        $12.706              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.518        $11.137        $12.187        $10.000              -
  Accumulation Unit Value at end of
   period                                $14.157        $12.518        $11.137        $12.187              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                194            216            278            342              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.200        $10.968        $12.129        $10.000              -
  Accumulation Unit Value at end of
   period                                $13.653        $12.200        $10.968        $12.129              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.716         $0.651         $0.624         $0.555              -
  Accumulation Unit Value at end of
   period                                 $0.513         $0.716         $0.651         $0.624              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             97             79              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -



(a)  Inception date July 15, 2013.



(b) Inception date August 15, 2013.

APP II-16

-------------------------------------------------------------------------------


SERIES III



                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.016        $13.145        $13.200        $11.934         $9.790
  Accumulation Unit Value at
   end of period                  $18.261        $15.016        $13.145        $13.200        $11.934
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,490          2,146          2,584          3,158          3,797
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.112        $13.368        $13.565        $12.394        $10.275
  Accumulation Unit Value at
   end of period                  $18.185        $15.112        $13.368        $13.565        $12.394
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      23             23             17              1              -
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.137         $1.015         $1.042         $0.944         $0.750
  Accumulation Unit Value at
   end of period                   $1.486         $1.137         $1.015         $1.042         $0.944
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   9,426         13,086         15,827         19,867         22,219
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.051        $13.585        $14.091        $12.894        $10.357
  Accumulation Unit Value at
   end of period                  $19.476        $15.051        $13.585        $14.091        $12.894
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      28             17             14              9              8
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.044        $14.521        $13.920        $13.302        $12.015
  Accumulation Unit Value at
   end of period                  $14.471        $15.044        $14.521        $13.920        $13.302
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,399          2,160          2,536          3,247          3,467
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.425        $12.120        $11.741        $11.338        $10.349
  Accumulation Unit Value at
   end of period                  $11.827        $12.425        $12.120        $11.741        $11.338
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18             39             38             30              2
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.339        $12.776        $12.431        $12.016        $11.142
  Accumulation Unit Value at
   end of period                  $12.776        $13.339        $12.776        $12.431        $12.016
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     536            755            967          1,131          1,193
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.261        $11.868        $11.669        $11.398        $10.253
  Accumulation Unit Value at
   end of period                  $11.621        $12.261        $11.868        $11.669        $11.398
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              8             25              7              1

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.127        $13.486        $11.963        $10.928              -
  Accumulation Unit Value at
   end of period                   $9.790        $14.127        $13.486        $11.963              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,344          4,917          4,853          4,437              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.201         $1.198         $1.038         $0.942              -
  Accumulation Unit Value at
   end of period                   $0.750         $1.201         $1.198         $1.038              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  25,515         28,692         32,115         30,389              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.482        $13.271        $12.617        $12.441              -
  Accumulation Unit Value at
   end of period                  $12.015        $13.482        $13.271        $12.617              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,440          3,471          2,849          2,472              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.951        $10.198        $10.025              -              -
  Accumulation Unit Value at
   end of period                  $11.142        $10.951        $10.198              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,032            300             14              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-17

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.390         $9.855        $10.536         $9.586         $6.979
  Accumulation Unit Value at
   end of period                  $13.722        $11.390         $9.855        $10.536         $9.586
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     870          1,333          1,758          2,202          2,372
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.515        $14.440        $15.600        $14.344        $10.552
  Accumulation Unit Value at
   end of period                  $19.687        $16.515        $14.440        $15.600        $14.344
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             12              -              -              -
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.759        $11.418        $12.747        $11.602         $8.293
  Accumulation Unit Value at
   end of period                  $17.474        $13.759        $11.418        $12.747        $11.602
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     573            823            968          1,158          1,568
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.875        $14.152        $15.966        $14.686         $9.572
  Accumulation Unit Value at
   end of period                  $21.208        $16.875        $14.152        $15.966        $14.686
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             12              7              6              2
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.832        $12.766        $16.060        $13.344         $8.415
  Accumulation Unit Value at
   end of period                  $18.706        $14.832        $12.766        $16.060        $13.344
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     423            448            557            801            935
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.891        $15.561        $19.783        $16.610         $9.849
  Accumulation Unit Value at
   end of period                  $22.328        $17.891        $15.561        $19.783        $16.610
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              6              5              2              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.490         $9.051         $9.617         $8.242         $6.013
  Accumulation Unit Value at
   end of period                  $13.418        $10.490         $9.051         $9.617         $8.242
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,007          7,005          8,902         11,826         13,714
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.268        $15.056        $16.167        $14.002         $9.445
  Accumulation Unit Value at
   end of period                  $21.857        $17.268        $15.056        $16.167        $14.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      95             59             46             28              9

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.066        $10.893         $9.988              -              -
  Accumulation Unit Value at
   end of period                   $6.979        $12.066        $10.893              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,477          2,033            657              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.691        $12.126        $10.241         $8.758              -
  Accumulation Unit Value at
   end of period                   $8.293        $13.691        $12.126        $10.241              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,461          1,640          1,283            983              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.415        $15.426        $12.648        $10.241              -
  Accumulation Unit Value at
   end of period                   $8.415        $18.415        $15.426        $12.648              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     936          1,128            878            791              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.917         $9.884         $9.121         $7.689              -
  Accumulation Unit Value at
   end of period                   $6.013        $10.917         $9.884         $9.121              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  14,724         15,115         13,065         10,794              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-18

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.849        $11.990        $12.423        $11.340         $8.789
  Accumulation Unit Value at
   end of period                  $18.177        $13.849        $11.990        $12.423        $11.340
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,284          4,680          5,874          7,413          8,699
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.513        $13.573        $14.211        $13.109         $9.280
  Accumulation Unit Value at
   end of period                  $20.149        $15.513        $13.573        $14.211        $13.109
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      66             34             28             11              5
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.037        $10.384        $12.276        $11.644         $8.278
  Accumulation Unit Value at
   end of period                  $14.394        $12.037        $10.384        $12.276        $11.644
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,243          1,497          1,819          2,259          2,607
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.999        $13.075        $15.622        $14.974         $9.373
  Accumulation Unit Value at
   end of period                  $17.749        $14.999        $13.075        $15.622        $14.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             21             12              5              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $25.180        $21.737        $25.694        $22.171        $15.069
  Accumulation Unit Value at
   end of period                  $27.572        $25.180        $21.737        $25.694        $22.171
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     306            393            507            699            716
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.797        $14.654        $17.504        $15.263        $10.483
  Accumulation Unit Value at
   end of period                  $18.201        $16.797        $14.654        $17.504        $15.263
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             14              6              1              1
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.599        $10.798        $11.537        $10.099         $7.725
  Accumulation Unit Value at
   end of period                  $15.678        $11.599        $10.798        $11.537        $10.099
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     148            198            231            309            341
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.447        $13.590        $14.674        $12.981        $10.035
  Accumulation Unit Value at
   end of period                  $19.323        $14.447        $13.590        $14.674        $12.981
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              1              1              1              1
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.034        $16.283        $16.176        $14.603        $10.954
  Accumulation Unit Value at
   end of period                  $20.202        $18.034        $16.283        $16.176        $14.603
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,644          5,168          6,377          8,173          9,604
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.876        $15.398        $15.459        $14.102        $10.690
  Accumulation Unit Value at
   end of period                  $18.707        $16.876        $15.398        $15.459        $14.102
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      82             58             52             33              5

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.384        $13.928        $12.297        $11.293              -
  Accumulation Unit Value at
   end of period                   $8.789        $14.384        $13.928        $12.297              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   9,818          9,920          9,055          7,412              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.549        $12.330        $10.541         $8.568              -
  Accumulation Unit Value at
   end of period                   $8.278        $14.549        $12.330        $10.541              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,972          3,116          2,588          1,626              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $26.599        $20.464        $15.698        $13.036              -
  Accumulation Unit Value at
   end of period                  $15.069        $26.599        $20.464        $15.698              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     754            755            551            329              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.148        $10.808        $10.450         $9.403              -
  Accumulation Unit Value at
   end of period                   $7.725        $12.148        $10.808        $10.450              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     323            284            174             47              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.839        $15.528        $13.357        $12.914              -
  Accumulation Unit Value at
   end of period                  $10.954        $15.839        $15.528        $13.357              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  10,448         11,435          8,315          5,994              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-19

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.940        $10.807        $11.161        $10.173         $7.976
  Accumulation Unit Value at
   end of period                  $15.100        $11.940        $10.807        $11.161        $10.173
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     291            390            508            692            812
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.566        $13.323        $13.904        $12.808        $10.148
  Accumulation Unit Value at
   end of period                  $18.228        $14.566        $13.323        $13.904        $12.808
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              3              2              2              -
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.772         $9.574        $10.280         $9.150         $7.342
  Accumulation Unit Value at
   end of period                  $14.377        $10.772         $9.574        $10.280         $9.150
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     118            113            145            162            176
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.472        $12.999        $14.104        $12.687        $10.287
  Accumulation Unit Value at
   end of period                  $19.114        $14.472        $12.999        $14.104        $12.687
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              2              -              -
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.606        $15.086        $14.476        $12.205        $10.579
  Accumulation Unit Value at
   end of period                  $21.173        $16.606        $15.086        $14.476        $12.205
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,678          2,107          2,505          2,989          3,241
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.650        $14.368        $13.933        $11.870        $10.398
  Accumulation Unit Value at
   end of period                  $19.746        $15.650        $14.368        $13.933        $11.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      46             22             19              8              -
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.731         $9.220         $9.745         $7.730         $6.088
  Accumulation Unit Value at
   end of period                  $14.374        $10.731         $9.220         $9.745         $7.730
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     155            127            155            178            123
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.965        $15.598        $16.660        $13.355        $10.628
  Accumulation Unit Value at
   end of period                  $23.812        $17.965        $15.598        $16.660        $13.355
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              2              1              1              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.618         $7.908         $8.452         $6.736         $4.772
  Accumulation Unit Value at
   end of period                  $11.706         $8.618         $7.908         $8.452         $6.736
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     888          1,030          1,290          1,653          2,014
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.405        $16.139        $17.431        $14.039        $10.051
  Accumulation Unit Value at
   end of period                  $23.394        $17.405        $16.139        $17.431        $14.039
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             14             11              7              4

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.392        $11.865        $10.882        $10.496              -
  Accumulation Unit Value at
   end of period                   $7.976        $12.392        $11.865        $10.882              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     901            996            826            540              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.520        $11.748        $10.284         $9.702              -
  Accumulation Unit Value at
   end of period                   $7.342        $11.520        $11.748        $10.284              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     173            166            119             16              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.761        $15.429        $13.399        $12.721              -
  Accumulation Unit Value at
   end of period                  $10.579        $14.761        $15.429        $13.399              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,550          3,700          2,461          1,392              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.244         $9.249              -              -              -
  Accumulation Unit Value at
   end of period                   $6.088         $9.244              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      99              8              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.441         $7.718         $7.223         $6.300              -
  Accumulation Unit Value at
   end of period                   $4.772         $8.441         $7.718         $7.223              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,069          2,126          1,907          1,828              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-20

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $20.419        $18.360        $18.170        $16.619        $13.404
  Accumulation Unit Value at
   end of period                  $20.782        $20.419        $18.360        $18.170        $16.619
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,041          1,468          1,617          2,028          2,191
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.323        $13.923        $13.924        $12.870        $10.489
  Accumulation Unit Value at
   end of period                  $15.432        $15.323        $13.923        $13.924        $12.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      39             24             33             11              2
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.021         $1.038         $1.056         $1.074         $1.092
  Accumulation Unit Value at
   end of period                   $1.004         $1.021         $1.038         $1.056         $1.074
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  12,718         24,333         33,496         34,177         46,249
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.945         $9.195         $9.451         $9.714         $9.978
  Accumulation Unit Value at
   end of period                   $8.702         $8.945         $9.195         $9.451         $9.714
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             16             29              5              5
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.284         $9.197        $10.722              -              -
  Accumulation Unit Value at
   end of period                  $14.169        $10.284         $9.197              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     207            301            187              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.092         $9.121        $10.708              -              -
  Accumulation Unit Value at
   end of period                  $13.760        $10.092         $9.121              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             11              7              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.860        $11.486        $11.691        $10.854         $8.605
  Accumulation Unit Value at
   end of period                  $16.342        $12.860        $11.486        $11.691        $10.854
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     414            542            648            818            957
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.578        $13.158        $13.533        $12.698        $10.173
  Accumulation Unit Value at
   end of period                  $18.332        $14.578        $13.158        $13.533        $12.698
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18              2              2              2              -
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.379         $1.369         $1.291         $1.245         $1.267
  Accumulation Unit Value at
   end of period                   $1.321         $1.379         $1.369         $1.291         $1.245
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  16,290         23,717         25,297         31,810         35,898
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.782        $10.815        $10.302        $10.047        $10.328
  Accumulation Unit Value at
   end of period                  $10.215        $10.782        $10.815        $10.302        $10.047
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26              9              2              1              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.324        $14.676        $13.758        $13.487              -
  Accumulation Unit Value at
   end of period                  $13.404        $15.324        $14.676        $13.758              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,029          1,979          1,532          1,211              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.087         $1.054         $1.024         $1.014              -
  Accumulation Unit Value at
   end of period                   $1.092         $1.087         $1.054         $1.024              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  74,042         40,328         11,347          6,830              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.529        $11.787        $10.273         $9.626              -
  Accumulation Unit Value at
   end of period                   $8.605        $12.529        $11.787        $10.273              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     999          1,159          1,208              2              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.147         $1.098         $1.078         $1.078              -
  Accumulation Unit Value at
   end of period                   $1.267         $1.147         $1.098         $1.078              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  46,447         35,318         22,144         14,085              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-21

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.095         $1.844         $2.011         $1.813         $1.363
  Accumulation Unit Value at
   end of period                   $2.451         $2.095         $1.844         $2.011         $1.813
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,649          4,072          5,107          5,865          6,600
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.681        $13.951        $15.377        $14.004        $10.644
  Accumulation Unit Value at
   end of period                  $18.157        $15.681        $13.951        $15.377        $14.004
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              1              1              1              -
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.780         $1.632         $1.773         $1.580         $1.235
  Accumulation Unit Value at
   end of period                   $2.255         $1.780         $1.632         $1.773         $1.580
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,910          3,942          4,985          6,201          7,387
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.166        $13.124        $14.409        $12.979        $10.245
  Accumulation Unit Value at
   end of period                  $17.754        $14.166        $13.124        $14.409        $12.979
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              8              6              4              -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.854        $10.014              -              -              -
  Accumulation Unit Value at
   end of period                  $13.274         $9.854              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25              9              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.768         $9.997              -              -              -
  Accumulation Unit Value at
   end of period                  $13.021         $9.768              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.979              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.902              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     204              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.966              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.841              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.370        $14.619        $14.979        $11.853         $9.940
  Accumulation Unit Value at
   end of period                  $22.124        $16.370        $14.619        $14.979        $11.853
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     218            275            395            425            470
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.506        $14.897        $15.424        $12.334        $10.452
  Accumulation Unit Value at
   end of period                  $22.076        $16.506        $14.897        $15.424        $12.334
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11              5              4              2              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.326         $2.062         $1.636         $1.379              -
  Accumulation Unit Value at
   end of period                   $1.363         $2.326         $2.062         $1.636              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,402          5,913          4,739          1,145              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.757         $1.631         $1.491         $1.376              -
  Accumulation Unit Value at
   end of period                   $1.235         $1.757         $1.631         $1.491              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   8,366          9,718          9,619          9,568              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.719        $14.233        $12.327        $10.754              -
  Accumulation Unit Value at
   end of period                   $9.940        $14.719        $14.233        $12.327              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     474            329            154             83              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-22

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.192         $1.030         $1.081         $1.024         $0.704
  Accumulation Unit Value at
   end of period                   $1.567         $1.192         $1.030         $1.081         $1.024
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,047          2,796          3,331          4,421          6,168
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.719        $14.600        $15.479        $14.822        $10.293
  Accumulation Unit Value at
   end of period                  $21.756        $16.719        $14.600        $15.479        $14.822
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              1              -              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.951        $13.155        $13.985        $12.660         $9.757
  Accumulation Unit Value at
   end of period                  $20.045        $15.951        $13.155        $13.985        $12.660
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      53             65             94             89             53
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.593        $13.828        $14.856        $13.591        $10.584
  Accumulation Unit Value at
   end of period                  $20.633        $16.593        $13.828        $14.856        $13.591
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              1              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.139         $6.185         $6.312         $5.566         $4.113
  Accumulation Unit Value at
   end of period                   $9.605         $7.139         $6.185         $6.312         $5.566
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     629            282            298            377            359
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.805        $14.715        $15.175        $13.523        $10.096
  Accumulation Unit Value at
   end of period                  $22.374        $16.805        $14.715        $15.175        $13.523
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13              -              -              -              -
MFS HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.141              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.481              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     628              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.127              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.425              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14              -              -              -              -
MFS INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.659         $6.660         $6.735         $6.091         $4.439
  Accumulation Unit Value at
   end of period                   $9.811         $7.659         $6.660         $6.735         $6.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     115            158            206            222            291
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.735        $14.706        $15.029        $13.735        $10.116
  Accumulation Unit Value at
   end of period                  $21.214        $16.735        $14.706        $15.029        $13.735
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
INVESCO V.I. VALUE
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.484         $1.486         $1.335         $1.230              -
  Accumulation Unit Value at
   end of period                   $0.704         $1.484         $1.486         $1.335              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,589          7,750          8,599          9,322              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.985        $13.958        $11.412        $10.404              -
  Accumulation Unit Value at
   end of period                   $9.757        $14.985        $13.958        $11.412              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      93             69             75             57              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.684         $5.611         $5.290         $4.483              -
  Accumulation Unit Value at
   end of period                   $4.113         $6.684         $5.611         $5.290              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     344            300            255            213              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.153         $6.534         $6.178         $5.623              -
  Accumulation Unit Value at
   end of period                   $4.439         $7.153         $6.534         $6.178              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     337            372            414            546              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-23

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.509         $8.968         $9.326         $8.538         $6.844
  Accumulation Unit Value at
   end of period                  $13.643        $10.509         $8.968         $9.326         $8.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     812          1,177          1,512          1,888          2,162
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.045        $12.975        $13.635        $12.615        $10.218
  Accumulation Unit Value at
   end of period                  $19.329        $15.045        $12.975        $13.635        $12.615
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19              3              2              2              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.252         $5.458         $5.906         $4.634         $3.324
  Accumulation Unit Value at
   end of period                   $8.466         $6.252         $5.458         $5.906         $4.634
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     362            433            517            666            764
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.381        $16.214        $17.733        $14.058        $10.192
  Accumulation Unit Value at
   end of period                  $24.628        $18.381        $16.214        $17.733        $14.058
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.388        $10.394        $11.782         $8.790         $5.479
  Accumulation Unit Value at
   end of period                  $17.236        $12.388        $10.394        $11.782         $8.790
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     455            650            814            977          1,240
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $23.855        $20.227        $23.171        $17.468        $11.003
  Accumulation Unit Value at
   end of period                  $32.845        $23.855        $20.227        $23.171        $17.468
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              3              2              2              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.460        $12.753        $12.152        $11.502        $10.072
  Accumulation Unit Value at
   end of period                  $13.096        $13.460        $12.753        $12.152        $11.502
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,677            780            773            921            914
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.177        $12.616        $12.149        $11.620        $10.282
  Accumulation Unit Value at
   end of period                  $12.687        $13.177        $12.616        $12.149        $11.620
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              2             15              2              -
MFS RESEARCH INTERNATIONAL
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.064        $11.387        $12.996        $11.929         $9.272
  Accumulation Unit Value at
   end of period                  $15.278        $13.064        $11.387        $12.996        $11.929
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     153            197            234            255            280
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.555        $12.820        $14.786        $13.716        $10.774
  Accumulation Unit Value at
   end of period                  $16.843        $14.555        $12.820        $14.786        $13.716
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              1              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.402         $9.592         $8.634         $7.850              -
  Accumulation Unit Value at
   end of period                   $6.844        $10.402         $9.592         $8.634              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,289          2,182          1,599            946              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.980         $6.465         $6.413         $5.633              -
  Accumulation Unit Value at
   end of period                   $3.324         $6.980         $6.465         $6.413              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     783            734            787            835              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.186         $9.114         $8.188         $6.826              -
  Accumulation Unit Value at
   end of period                   $5.479         $9.186         $9.114         $8.188              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,404          1,504          1,206            797              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.493        $10.241        $10.012         $9.978              -
  Accumulation Unit Value at
   end of period                  $10.072        $10.493        $10.241        $10.012              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     719            475            156             10              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS RESEARCH INTERNATIONAL
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.373        $14.761        $11.957        $10.019              -
  Accumulation Unit Value at
   end of period                   $9.272        $16.373        $14.761        $11.957              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     313            173             57              4              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-24

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.269        $11.508        $11.759        $10.320         $8.041
  Accumulation Unit Value at
   end of period                  $17.257        $13.269        $11.508        $11.759        $10.320
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      55             54             83            120            120
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.183        $14.184        $14.646        $12.989        $10.227
  Accumulation Unit Value at
   end of period                  $20.827        $16.183        $14.184        $14.646        $12.989
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.457        $13.217        $13.210        $12.222        $10.533
  Accumulation Unit Value at
   end of period                  $16.920        $14.457        $13.217        $13.210        $12.222
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,702          2,482          3,066          3,786          4,324
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.548        $12.517        $12.642        $11.821        $10.294
  Accumulation Unit Value at
   end of period                  $15.691        $13.548        $12.517        $12.642        $11.821
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      36             21             16              3              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $17.957        $15.710        $16.028        $14.617        $12.115
  Accumulation Unit Value at
   end of period                  $23.990        $17.957        $15.710        $16.028        $14.617
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     471            584            658            800            870
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.749        $13.039        $13.444        $12.389        $10.378
  Accumulation Unit Value at
   end of period                  $19.498        $14.749        $13.039        $13.444        $12.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25              5              4              2              -
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $21.816        $19.575        $20.518        $18.641        $15.375
  Accumulation Unit Value at
   end of period                  $27.372        $21.816        $19.575        $20.518        $18.641
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     673            900          1,084          1,349          1,477
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.805        $12.518        $13.259        $12.173        $10.147
  Accumulation Unit Value at
   end of period                  $17.140        $13.805        $12.518        $13.259        $12.173
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21              8              9              7              1
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.360        $13.676        $14.057        $12.858        $10.376
  Accumulation Unit Value at
   end of period                  $19.370        $15.360        $13.676        $14.057        $12.858
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,040          2,716          3,354          4,424          5,344
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.655        $13.186        $13.696        $12.661        $10.324
  Accumulation Unit Value at
   end of period                  $18.287        $14.655        $13.186        $13.696        $12.661
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      40             21             16             12              5

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.797        $11.498        $10.586         $9.467              -
  Accumulation Unit Value at
   end of period                   $8.041        $12.797        $11.498        $10.586              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      49             52             32             13              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.759        $13.429        $12.207        $11.833              -
  Accumulation Unit Value at
   end of period                  $10.533        $13.759        $13.429        $12.207              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,731          5,143          4,234          3,332              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.279        $17.230        $14.503        $13.672              -
  Accumulation Unit Value at
   end of period                  $12.115        $18.279        $17.230        $14.503              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     927            776            474            189              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $21.859        $19.879        $16.431        $14.498              -
  Accumulation Unit Value at
   end of period                  $15.375        $21.859        $19.879        $16.431              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,570          1,673          1,008            376              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.782        $16.495        $14.173        $12.904              -
  Accumulation Unit Value at
   end of period                  $10.376        $16.782        $16.495        $14.173              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,010          6,775          5,344          4,161              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-25

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $26.240        $23.535        $28.388        $24.505        $14.380
  Accumulation Unit Value at
   end of period                  $25.608        $26.240        $23.535        $28.388        $24.505
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     165            241            296            376            414
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.195        $16.492        $20.103        $17.536        $10.399
  Accumulation Unit Value at
   end of period                  $17.571        $18.195        $16.492        $20.103        $17.536
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             14              8              -              -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.764        $10.980        $12.498        $11.726         $8.703
  Accumulation Unit Value at
   end of period                  $15.431        $12.764        $10.980        $12.498        $11.726
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     870          1,051          1,310          1,625          1,877
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.046        $13.080        $15.045        $14.265        $10.700
  Accumulation Unit Value at
   end of period                  $18.000        $15.046        $13.080        $15.045        $14.265
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             19             10              7              -
TEMPLETON GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.090        $10.997        $12.025        $11.389         $8.836
  Accumulation Unit Value at
   end of period                  $16.836        $13.090        $10.997        $12.025        $11.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,364          1,931          2,394          3,127          3,809
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.088        $12.810        $14.155        $13.547        $10.621
  Accumulation Unit Value at
   end of period                  $19.203        $15.088        $12.810        $14.155        $13.547
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             10             11             10              6
HUNTINGTON VA DIVIDEND CAPTURE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.687        $15.227        $14.465        $12.781        $10.391
  Accumulation Unit Value at
   end of period                  $19.681        $16.687        $15.227        $14.465        $12.781
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      65             59             61             68             70
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.147        $15.812        $15.179        $13.553        $11.135
  Accumulation Unit Value at
   end of period                  $20.012        $17.147        $15.812        $15.179        $13.553
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.191        $10.306        $10.812        $10.010         $8.780
  Accumulation Unit Value at
   end of period                  $14.715        $11.191        $10.306        $10.812        $10.010
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             23             25             27             29
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.437        $11.574        $12.271        $11.481        $10.176
  Accumulation Unit Value at
   end of period                  $16.183        $12.437        $11.574        $12.271        $11.481
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $30.872        $24.326        $19.265        $15.181              -
  Accumulation Unit Value at
   end of period                  $14.380        $30.872        $24.326        $19.265              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     404            436            304            265              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.848        $13.081        $10.956         $9.819              -
  Accumulation Unit Value at
   end of period                   $8.703        $14.848        $13.081        $10.956              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,174          2,381          2,146          1,580              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
TEMPLETON GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.583        $15.486        $12.932        $11.845              -
  Accumulation Unit Value at
   end of period                   $8.836        $15.583        $15.486        $12.932              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,386          5,011          3,865          2,848              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA DIVIDEND CAPTURE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.696        $15.924        $13.893        $13.365              -
  Accumulation Unit Value at
   end of period                  $10.391        $14.696        $15.924        $13.893              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      73             80             38             17              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.383        $12.755        $12.039        $11.644              -
  Accumulation Unit Value at
   end of period                   $8.780        $14.383        $12.755        $12.039              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             23             11              8              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-26

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HUNTINGTON VA INCOME EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.554        $12.450        $11.828        $10.762         $9.001
  Accumulation Unit Value at
   end of period                  $16.498        $13.554        $12.450        $11.828        $10.762
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              8              8             10             13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.142        $14.056        $13.495        $12.408        $10.487
  Accumulation Unit Value at
   end of period                  $18.239        $15.142        $14.056        $13.495        $12.408
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.412         $1.260         $1.449         $1.350         $1.029
  Accumulation Unit Value at
   end of period                   $1.707         $1.412         $1.260         $1.449         $1.350
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     379            433            489            539            566
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.040        $12.655        $14.707        $13.846        $10.663
  Accumulation Unit Value at
   end of period                  $16.788        $14.040        $12.655        $14.707        $13.846
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA MID CORP AMERICA
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $19.139        $16.989        $17.772        $14.721        $11.154
  Accumulation Unit Value at
   end of period                  $24.902        $19.139        $16.989        $17.772        $14.721
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56             69             47             53             57
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.202        $15.430        $16.312        $13.654        $10.455
  Accumulation Unit Value at
   end of period                  $22.148        $17.202        $15.430        $16.312        $13.654
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.245         $1.225         $1.183         $1.147         $1.107
  Accumulation Unit Value at
   end of period                   $1.203         $1.245         $1.225         $1.183         $1.147
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             69             95            121            126
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.989        $10.929        $10.668        $10.455        $10.190
  Accumulation Unit Value at
   end of period                  $10.510        $10.989        $10.929        $10.668        $10.455
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA ROTATING MARKETS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.439        $15.636        $14.886        $14.105        $10.757
  Accumulation Unit Value at
   end of period                  $20.111        $16.439        $15.636        $14.886        $14.105
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             15             18             21             22
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.881        $14.303        $13.761        $13.177        $10.155
  Accumulation Unit Value at
   end of period                  $18.015        $14.881        $14.303        $13.761        $13.177
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HUNTINGTON VA INCOME EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.727        $14.840        $13.407        $12.997              -
  Accumulation Unit Value at
   end of period                   $9.001        $14.727        $14.840        $13.407              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             15             11             10              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.760         $1.573         $1.273         $1.107              -
  Accumulation Unit Value at
   end of period                   $1.029         $1.760         $1.573         $1.273              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     595            443             39              4              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA MID CORP AMERICA
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.549        $17.349        $16.455        $14.438              -
  Accumulation Unit Value at
   end of period                  $11.154        $18.549        $17.349        $16.455              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      60             60             32              9              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.102         $1.078         $1.036         $1.040              -
  Accumulation Unit Value at
   end of period                   $1.107         $1.102         $1.078         $1.036              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     146            161             49              5              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HUNTINGTON VA ROTATING MARKETS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.886        $17.606        $14.972        $13.238              -
  Accumulation Unit Value at
   end of period                  $10.757        $18.886        $17.606        $14.972              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24             24              6              5              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-27

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HUNTINGTON VA SITUS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.655         $1.373         $1.409         $1.106         $0.846
  Accumulation Unit Value at
   end of period                   $2.146         $1.655         $1.373         $1.409         $1.106
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     817            940          1,086          1,170          1,230
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $19.888        $16.670        $17.293        $13.714        $10.602
  Accumulation Unit Value at
   end of period                  $25.526        $19.888        $16.670        $17.293        $13.714
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $17.498        $15.116        $15.311        $11.490         $8.329
  Accumulation Unit Value at
   end of period                  $24.738        $17.498        $15.116        $15.311        $11.490
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $20.552        $17.942        $18.365        $13.927        $10.203
  Accumulation Unit Value at
   end of period                  $28.753        $20.552        $17.942        $18.365        $13.927
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT INDEX
 ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.408         $1.267         $1.210         $1.087         $0.957
  Accumulation Unit Value at
   end of period                   $1.656         $1.408         $1.267         $1.210         $1.087
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.700        $13.367        $12.903        $11.707        $10.422
  Accumulation Unit Value at
   end of period                  $17.109        $14.700        $13.367        $12.903        $11.707
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.626        $10.421        $12.171        $10.084              -
  Accumulation Unit Value at
   end of period                  $13.662        $11.626        $10.421        $12.171              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.323        $10.255        $12.104        $10.077              -
  Accumulation Unit Value at
   end of period                  $13.166        $11.323        $10.255        $12.104              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HUNTINGTON VA SITUS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.464         $1.337         $1.297         $1.083              -
  Accumulation Unit Value at
   end of period                   $0.846         $1.464         $1.337         $1.297              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,280          1,133            351             49              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.226        $12.660        $11.233        $10.521              -
  Accumulation Unit Value at
   end of period                   $8.329        $15.226        $12.660        $11.233              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT INDEX
 ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.373         $1.298         $1.178         $1.110              -
  Accumulation Unit Value at
   end of period                   $0.957         $1.373         $1.298         $1.178              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-28

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.267         $1.079         $1.121         $1.002         $0.872
  Accumulation Unit Value at
   end of period                   $1.623         $1.267         $1.079         $1.121         $1.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.155        $12.179        $12.794        $11.553        $10.162
  Accumulation Unit Value at
   end of period                  $17.945        $14.155        $12.179        $12.794        $11.553
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.842        $11.694        $12.593        $10.000              -
  Accumulation Unit Value at
   end of period                  $19.036        $13.842        $11.694        $12.593              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.490        $11.517        $12.533        $10.000              -
  Accumulation Unit Value at
   end of period                  $18.359        $13.490        $11.517        $12.533              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.755        $12.111        $13.038        $10.716         $7.378
  Accumulation Unit Value at
   end of period                  $17.672        $13.755        $12.111        $13.038        $10.716
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.487        $16.449        $17.896        $14.864        $10.341
  Accumulation Unit Value at
   end of period                  $23.504        $18.487        $16.449        $17.896        $14.864
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.659         $1.565         $1.668         $1.338         $0.892
  Accumulation Unit Value at
   end of period                   $2.451         $1.659         $1.565         $1.668         $1.338
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $19.229        $18.323        $19.741        $16.006        $10.778
  Accumulation Unit Value at
   end of period                  $28.106        $19.229        $18.323        $19.741        $16.006
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.396         $1.382         $1.186         $1.128              -
  Accumulation Unit Value at
   end of period                   $0.872         $1.396         $1.382         $1.186              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.528        $11.950        $10.831        $10.326              -
  Accumulation Unit Value at
   end of period                   $7.378        $12.528        $11.950        $10.831              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.549         $1.384         $1.147         $0.960              -
  Accumulation Unit Value at
   end of period                   $0.892         $1.549         $1.384         $1.147              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-29

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.565        $12.103        $13.275        $11.516         $7.313
  Accumulation Unit Value at
   end of period                  $15.304        $13.565        $12.103        $13.275        $11.516
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.647        $16.813        $18.636        $16.337        $10.483
  Accumulation Unit Value at
   end of period                  $20.817        $18.647        $16.813        $18.636        $16.337
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.579         $1.514         $1.421         $1.351         $1.226
  Accumulation Unit Value at
   end of period                   $1.515         $1.579         $1.514         $1.421         $1.351
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.785        $12.386        $11.753        $11.284        $10.355
  Accumulation Unit Value at
   end of period                  $12.136        $12.785        $12.386        $11.753        $11.284
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.414        $13.739        $12.076        $10.822              -
  Accumulation Unit Value at
   end of period                   $7.313        $13.414        $13.739        $12.076              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.218         $1.167         $1.143         $1.142              -
  Accumulation Unit Value at
   end of period                   $1.226         $1.218         $1.167         $1.143              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -



(a)  Inception date July 15, 2013.



(b) Inception date August 15, 2013.



NATIONS VARIABLE ANNUITY OUTLOOK



                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
COLUMBIA ASSET ALLOCATION FUND,
 VARIABLE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.225         $1.103         $1.131         $1.014         $0.832
  Accumulation Unit Value at
   end of period                   $1.423         $1.225         $1.103         $1.131         $1.014
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     912          1,023          1,194            909          1,301
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.569        $13.249        $13.735        $12.446        $10.317
  Accumulation Unit Value at
   end of period                  $16.749        $14.569        $13.249        $13.735        $12.446
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
COLUMBIA VARIABLE PORTFOLIO -
 DIVIDEND OPPORTUNITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.673         $8.623         $9.979              -              -
  Accumulation Unit Value at
   end of period                  $12.060         $9.673         $8.623              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     127            142            182              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.505         $8.562         $9.978              -              -
  Accumulation Unit Value at
   end of period                  $11.727         $9.505         $8.562              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             12              5              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
COLUMBIA ASSET ALLOCATION FUND,
 VARIABLE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.181         $1.100         $1.049              -              -
  Accumulation Unit Value at
   end of period                   $0.832         $1.181         $1.100              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,440          1,873          2,136              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
COLUMBIA VARIABLE PORTFOLIO -
 DIVIDEND OPPORTUNITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-30

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 û INCOME OPPORTUNITIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.166              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.177              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     227              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.154              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.094              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16              -              -              -              -
COLUMBIA MARSICO 21ST CENTURY
 FUND, VARIABLE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.542         $1.408         $1.626         $1.409         $1.128
  Accumulation Unit Value at
   end of period                   $2.159         $1.542         $1.408         $1.626         $1.409
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     241            374            429            516            563
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.580        $12.532        $14.627        $12.805        $10.358
  Accumulation Unit Value at
   end of period                  $18.819        $13.580        $12.532        $14.627        $12.805
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              2              -              -
COLUMBIA MARSICO FOCUSED
 EQUITIES FUND, VARIABLE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.258         $1.142         $1.193         $1.022         $0.808
  Accumulation Unit Value at
   end of period                   $1.708         $1.258         $1.142         $1.193         $1.022
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,078          1,349          1,609          2,307          2,691
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.219        $13.963        $14.737        $12.759        $10.192
  Accumulation Unit Value at
   end of period                  $20.449        $15.219        $13.963        $14.737        $12.759
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
COLUMBIA MARSICO GROWTH FUND,
 VARIABLE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.251         $1.134         $1.184         $0.991         $0.796
  Accumulation Unit Value at
   end of period                   $1.668         $1.251         $1.134         $1.184         $0.991
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     663            894          1,070          1,347          1,682
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.249        $13.965        $14.743        $12.468        $10.117
  Accumulation Unit Value at
   end of period                  $20.123        $15.249        $13.965        $14.743        $12.468
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             10              6              2              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 û INCOME OPPORTUNITIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
COLUMBIA MARSICO 21ST CENTURY
 FUND, VARIABLE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.033         $1.733         $1.472         $1.388         $1.154
  Accumulation Unit Value at
   end of period                   $1.128         $2.033         $1.733         $1.472         $1.388
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     837          1,003          1,097          1,185          1,203
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
COLUMBIA MARSICO FOCUSED
 EQUITIES FUND, VARIABLE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.400         $1.254         $1.178         $1.086         $0.992
  Accumulation Unit Value at
   end of period                   $0.808         $1.400         $1.254         $1.178         $1.086
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,506          4,705          5,307          6,447          6,613
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
COLUMBIA MARSICO GROWTH FUND,
 VARIABLE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.337         $1.158         $1.110         $1.051         $0.945
  Accumulation Unit Value at
   end of period                   $0.796         $1.337         $1.158         $1.110         $1.051
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,277          3,113          3,808          4,256          4,463
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-31

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND, VARIABLE
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.548         $1.339         $1.625         $1.453         $1.071
  Accumulation Unit Value at
   end of period                   $1.832         $1.548         $1.339         $1.625         $1.453
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     798            927          1,075          1,681          1,891
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.107        $13.202        $16.191        $14.633        $10.903
  Accumulation Unit Value at
   end of period                  $17.696        $15.107        $13.202        $16.191        $14.633
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              8              2              2              -
COLUMBIA VARIABLE PORTFOLIO
 û MID CAP GROWTH
 OPPORTUNITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.151              -              -              -              -
  Accumulation Unit Value at
   end of period                  $12.065              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     132              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.139              -              -              -              -
  Accumulation Unit Value at
   end of period                  $11.966              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15              -              -              -              -
COLUMBIA SMALL COMPANY GROWTH
 FUND, VARIABLE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.257         $1.141         $1.229         $0.974         $0.788
  Accumulation Unit Value at
   end of period                   $1.736         $1.257         $1.141         $1.229         $0.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     543            637            760          1,340          1,613
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.095        $14.770        $16.074        $12.870        $10.528
  Accumulation Unit Value at
   end of period                  $21.996        $16.095        $14.770        $16.074        $12.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              4              1              2              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.174         $1.068         $1.070         $0.973         $0.761
  Accumulation Unit Value at
   end of period                   $1.395         $1.174         $1.068         $1.070         $0.973
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,985          2,561          3,121          3,559          4,175
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.306        $14.080        $14.244        $13.089        $10.352
  Accumulation Unit Value at
   end of period                  $18.001        $15.306        $14.080        $14.244        $13.089
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             26              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND, VARIABLE
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.115         $1.798         $1.484         $1.263         $1.102(a)
  Accumulation Unit Value at
   end of period                   $1.071         $2.115         $1.798         $1.484         $1.263
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,422          2,912          3,479          4,136          3,458
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
COLUMBIA VARIABLE PORTFOLIO
 û MID CAP GROWTH
 OPPORTUNITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
COLUMBIA SMALL COMPANY GROWTH
 FUND, VARIABLE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.355         $1.215         $1.284              -              -
  Accumulation Unit Value at
   end of period                   $0.788         $1.355         $1.215              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,073          2,502          3,092              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.135         $1.086         $1.000         $0.951         $0.935
  Accumulation Unit Value at
   end of period                   $0.761         $1.135         $1.086         $1.000         $0.951
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,037          6,474          7,615          9,268         11,538
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-32

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.478         $1.273         $1.465         $1.283         $0.898
  Accumulation Unit Value at
   end of period                   $2.015         $1.478         $1.273         $1.465         $1.283
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,300          2,862          3,388          4,344          5,229
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.467        $14.339        $16.678        $14.751        $10.435
  Accumulation Unit Value at
   end of period                  $22.224        $16.467        $14.339        $16.678        $14.751
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             11              5              4              -
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.414         $1.270         $1.278         $1.151         $0.941
  Accumulation Unit Value at
   end of period                   $1.830         $1.414         $1.270         $1.278         $1.151
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,128          2,691          3,278          4,072          4,753
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.891        $13.508        $13.739        $12.504        $10.335
  Accumulation Unit Value at
   end of period                  $19.062        $14.891        $13.508        $13.739        $12.504
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14             15              9              6              -
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.046         $8.652         $9.726         $8.548         $6.132
  Accumulation Unit Value at
   end of period                  $12.706        $10.046         $8.652         $9.726         $8.548
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              3              3              4              2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.449        $14.317        $16.264        $14.445        $10.472
  Accumulation Unit Value at
   end of period                  $20.588        $16.449        $14.317        $16.264        $14.445
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.231        $11.439        $12.800        $11.101        $10.078
  Accumulation Unit Value at
   end of period                  $18.947        $14.231        $11.439        $12.800        $11.101
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              1              1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.741        $11.161        $12.621        $11.062        $10.068
  Accumulation Unit Value at
   end of period                  $18.103        $13.741        $11.161        $12.621        $11.062
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.489         $1.263         $1.497         $1.333         $1.019
  Accumulation Unit Value at
   end of period                   $1.775         $1.489         $1.263         $1.497         $1.333
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     273            405            477            487            513
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.980        $12.843        $15.384        $13.846        $10.690
  Accumulation Unit Value at
   end of period                  $17.675        $14.980        $12.843        $15.384        $13.846
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.683         $1.469         $1.284         $1.133         $0.968
  Accumulation Unit Value at
   end of period                   $0.898         $1.683         $1.469         $1.284         $1.133
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,303          8,106          9,697         12,057         14,231
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.420         $1.338         $1.133         $1.091         $0.989
  Accumulation Unit Value at
   end of period                   $0.941         $1.420         $1.338         $1.133         $1.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,099          7,504          8,549          9,780         10,159
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.472              -              -              -              -
  Accumulation Unit Value at
   end of period                   $6.132              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.799         $1.439         $1.179         $1.049         $0.906
  Accumulation Unit Value at
   end of period                   $1.019         $1.799         $1.439         $1.179         $1.049
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     752            992            903            946          1,065
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-33

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.471        $10.993        $12.259        $10.265              -
  Accumulation Unit Value at
   end of period                  $17.795        $13.471        $10.993        $12.259              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              1              1              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.119        $10.819        $12.192        $10.254              -
  Accumulation Unit Value at
   end of period                  $17.149        $13.119        $10.819        $12.192              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.558         $1.374         $1.450         $1.191         $0.939
  Accumulation Unit Value at
   end of period                   $2.205         $1.558         $1.374         $1.450         $1.191
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     187            277            337            448            525
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.625        $14.815        $15.801        $13.115        $10.449
  Accumulation Unit Value at
   end of period                  $23.287        $16.625        $14.815        $15.801        $13.115
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.650        $10.252        $10.572         $8.566         $5.907
  Accumulation Unit Value at
   end of period                  $15.701        $11.650        $10.252        $10.572         $8.566
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              1              1              1              2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $19.486        $17.329        $18.059        $14.787        $10.304
  Accumulation Unit Value at
   end of period                  $25.988        $19.486        $17.329        $18.059        $14.787
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.004         $0.895         $0.922         $0.819         $0.590
  Accumulation Unit Value at
   end of period                   $1.302         $1.004         $0.895         $0.922         $0.819
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,024          1,209          1,480          1,899          2,266
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.834        $15.165        $15.800        $14.182        $10.325
  Accumulation Unit Value at
   end of period                  $21.606        $16.834        $15.165        $15.800        $14.182
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              -              -              -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.539         $1.460         $1.391         $1.319         $1.170
  Accumulation Unit Value at
   end of period                   $1.488         $1.539         $1.460         $1.391         $1.319
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,149          4,534          5,051          5,316          5,886
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.935        $12.394        $11.937        $11.441        $10.250
  Accumulation Unit Value at
   end of period                  $12.375        $12.935        $12.394        $11.937        $11.441
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      22             36             11              7              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.612         $1.439         $1.282         $1.080         $0.982
  Accumulation Unit Value at
   end of period                   $0.939         $1.612         $1.439         $1.282         $1.080
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     644            968          1,069          1,325          1,590
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.576              -              -              -              -
  Accumulation Unit Value at
   end of period                   $5.907              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.058         $1.019         $0.906         $0.843         $0.825
  Accumulation Unit Value at
   end of period                   $0.590         $1.058         $1.019         $0.906         $0.843
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,944          3,784          4,652          5,283          5,548
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.291         $1.258         $1.224         $1.218         $1.187
  Accumulation Unit Value at
   end of period                   $1.170         $1.291         $1.258         $1.224         $1.218
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,830          9,670         11,196         12,700         14,105
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-34

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $0.979         $0.996         $1.013         $1.030         $1.047
  Accumulation Unit Value at
   end of period                   $0.962         $0.979         $0.996         $1.013         $1.030
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,025          1,353          1,649          2,384          3,260
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.941         $9.191         $9.447         $9.710         $9.976
  Accumulation Unit Value at
   end of period                   $8.690         $8.941         $9.191         $9.447         $9.710
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              6              6              6              -
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.284        $10.597              -              -              -
  Accumulation Unit Value at
   end of period                  $14.169        $10.284              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     207            301              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.092        $10.472              -              -              -
  Accumulation Unit Value at
   end of period                  $13.760        $10.092              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             11              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $0.994         $0.888         $0.904         $0.839         $0.665
  Accumulation Unit Value at
   end of period                   $1.264         $0.994         $0.888         $0.904         $0.839
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     274            342            383            253            286
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.578        $13.158        $13.533        $12.698        $10.173
  Accumulation Unit Value at
   end of period                  $18.332        $14.578        $13.158        $13.533        $12.698
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.841         $1.598         $1.610         $1.442         $0.960
  Accumulation Unit Value at
   end of period                   $1.937         $1.841         $1.598         $1.610         $1.442
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      72            122            177            141            151
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $19.415        $17.031        $17.339        $15.692        $10.557
  Accumulation Unit Value at
   end of period                  $20.212        $19.415        $17.031        $17.339        $15.692
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              1              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.046         $1.016         $0.990         $0.981         $0.991
  Accumulation Unit Value at
   end of period                   $1.047         $1.046         $1.016         $0.990         $0.981
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,132          4,106          5,612          6,182          4,295
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $0.969         $0.911         $0.843              -              -
  Accumulation Unit Value at
   end of period                   $0.665         $0.969         $0.911              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     357            515            736              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.314         $1.320         $1.213         $1.201         $1.098
  Accumulation Unit Value at
   end of period                   $0.960         $1.314         $1.320         $1.213         $1.201
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     156            217            249            288            422
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-35

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.979              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.902              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.966              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.841              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -



(a)  Inception date July 15, 2013.



(b) Inception date August 15, 2013.



HARTFORD SELECT LEADERS OUTLOOK III



                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.016        $13.145        $13.200        $11.934         $9.790
  Accumulation Unit Value at
   end of period                  $18.261        $15.016        $13.145        $13.200        $11.934
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,490          2,146          2,584          3,158          3,797
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.112        $13.368        $13.565        $12.394        $10.275
  Accumulation Unit Value at
   end of period                  $18.185        $15.112        $13.368        $13.565        $12.394
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      23             23             17              1              -
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.137         $1.015         $1.042         $0.944         $0.750
  Accumulation Unit Value at
   end of period                   $1.486         $1.137         $1.015         $1.042         $0.944
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   9,426         13,086         15,827         19,867         22,219
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.051        $13.585        $14.091        $12.894        $10.357
  Accumulation Unit Value at
   end of period                  $19.476        $15.051        $13.585        $14.091        $12.894
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      28             17             14              9              8
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.044        $14.521        $13.920        $13.302        $12.015
  Accumulation Unit Value at
   end of period                  $14.471        $15.044        $14.521        $13.920        $13.302
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,399          2,160          2,536          3,247          3,467
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.425        $12.120        $11.741        $11.338        $10.349
  Accumulation Unit Value at
   end of period                  $11.827        $12.425        $12.120        $11.741        $11.338
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18             39             38             30              2

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.127        $13.486        $12.506              -              -
  Accumulation Unit Value at
   end of period                   $9.790        $14.127        $13.486              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,344          4,917          4,853              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.201         $1.198         $1.069              -              -
  Accumulation Unit Value at
   end of period                   $0.750         $1.201         $1.198              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  25,515         28,692         32,115              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.482        $13.271        $12.813              -              -
  Accumulation Unit Value at
   end of period                  $12.015        $13.482        $13.271              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,440          3,471          2,849              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-36

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.339        $12.776        $12.431        $12.016        $11.142
  Accumulation Unit Value at
   end of period                  $12.776        $13.339        $12.776        $12.431        $12.016
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     536            755            967          1,131          1,193
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.261        $11.868        $11.669        $11.398        $10.253
  Accumulation Unit Value at
   end of period                  $11.621        $12.261        $11.868        $11.669        $11.398
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              8             25              7              1
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.390         $9.855        $10.536         $9.586         $6.979
  Accumulation Unit Value at
   end of period                  $13.722        $11.390         $9.855        $10.536         $9.586
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     870          1,333          1,758          2,202          2,372
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.515        $14.440        $15.600        $14.344        $10.552
  Accumulation Unit Value at
   end of period                  $19.687        $16.515        $14.440        $15.600        $14.344
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             12              -              -              -
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.759        $11.418        $12.747        $11.602         $8.293
  Accumulation Unit Value at
   end of period                  $17.474        $13.759        $11.418        $12.747        $11.602
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     573            823            968          1,158          1,568
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.875        $14.152        $15.966        $14.686         $9.572
  Accumulation Unit Value at
   end of period                  $21.208        $16.875        $14.152        $15.966        $14.686
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             12              7              6              2
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.832        $12.766        $16.060        $13.344         $8.415
  Accumulation Unit Value at
   end of period                  $18.706        $14.832        $12.766        $16.060        $13.344
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     423            448            557            801            935
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.891        $15.561        $19.783        $16.610         $9.849
  Accumulation Unit Value at
   end of period                  $22.328        $17.891        $15.561        $19.783        $16.610
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              6              5              2              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.490         $9.051         $9.617         $8.242         $6.013
  Accumulation Unit Value at
   end of period                  $13.418        $10.490         $9.051         $9.617         $8.242
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,007          7,005          8,902         11,826         13,714
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.268        $15.056        $16.167        $14.002         $9.445
  Accumulation Unit Value at
   end of period                  $21.857        $17.268        $15.056        $16.167        $14.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      95             59             46             28              9

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.951        $10.198        $10.025              -              -
  Accumulation Unit Value at
   end of period                  $11.142        $10.951        $10.198              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,032            300             14              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.066        $10.893         $9.641              -              -
  Accumulation Unit Value at
   end of period                   $6.979        $12.066        $10.893              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,477          2,033            657              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.691        $12.126        $10.821              -              -
  Accumulation Unit Value at
   end of period                   $8.293        $13.691        $12.126              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,461          1,640          1,283              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.415        $15.426        $13.365              -              -
  Accumulation Unit Value at
   end of period                   $8.415        $18.415        $15.426              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     936          1,128            878              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.917         $9.884         $9.042              -              -
  Accumulation Unit Value at
   end of period                   $6.013        $10.917         $9.884              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  14,724         15,115         13,065              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-37

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.849        $11.990        $12.423        $11.340         $8.789
  Accumulation Unit Value at
   end of period                  $18.177        $13.849        $11.990        $12.423        $11.340
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,284          4,680          5,874          7,413          8,699
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.513        $13.573        $14.211        $13.109         $9.280
  Accumulation Unit Value at
   end of period                  $20.149        $15.513        $13.573        $14.211        $13.109
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      66             34             28             11              5
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.037        $10.384        $12.276        $11.644         $8.278
  Accumulation Unit Value at
   end of period                  $14.394        $12.037        $10.384        $12.276        $11.644
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,243          1,497          1,819          2,259          2,607
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.999        $13.075        $15.622        $14.974         $9.373
  Accumulation Unit Value at
   end of period                  $17.749        $14.999        $13.075        $15.622        $14.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             21             12              5              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $25.180        $21.737        $25.694        $22.171        $15.069
  Accumulation Unit Value at
   end of period                  $27.572        $25.180        $21.737        $25.694        $22.171
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     306            393            507            699            716
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.797        $14.654        $17.504        $15.263        $10.483
  Accumulation Unit Value at
   end of period                  $18.201        $16.797        $14.654        $17.504        $15.263
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             14              6              1              1
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.599        $10.798        $11.537        $10.099         $7.725
  Accumulation Unit Value at
   end of period                  $15.678        $11.599        $10.798        $11.537        $10.099
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     148            198            231            309            341
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.447        $13.590        $14.674        $12.981        $10.035
  Accumulation Unit Value at
   end of period                  $19.323        $14.447        $13.590        $14.674        $12.981
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              1              1              1              1
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.034        $16.283        $16.176        $14.603        $10.954
  Accumulation Unit Value at
   end of period                  $20.202        $18.034        $16.283        $16.176        $14.603
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,644          5,168          6,377          8,173          9,604
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.876        $15.398        $15.459        $14.102        $10.690
  Accumulation Unit Value at
   end of period                  $18.707        $16.876        $15.398        $15.459        $14.102
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      82             58             52             33              5

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.384        $13.928        $12.522              -              -
  Accumulation Unit Value at
   end of period                   $8.789        $14.384        $13.928              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   9,818          9,920          9,055              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.549        $12.330        $11.290              -              -
  Accumulation Unit Value at
   end of period                   $8.278        $14.549        $12.330              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,972          3,116          2,588              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $26.599        $20.464        $17.526              -              -
  Accumulation Unit Value at
   end of period                  $15.069        $26.599        $20.464              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     754            755            551              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.148        $10.808        $10.019              -              -
  Accumulation Unit Value at
   end of period                   $7.725        $12.148        $10.808              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     323            284            174              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.839        $15.528        $14.404              -              -
  Accumulation Unit Value at
   end of period                  $10.954        $15.839        $15.528              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  10,448         11,435          8,315              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-38

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.940        $10.807        $11.161        $10.173         $7.976
  Accumulation Unit Value at
   end of period                  $15.100        $11.940        $10.807        $11.161        $10.173
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     291            390            508            692            812
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.566        $13.323        $13.904        $12.808        $10.148
  Accumulation Unit Value at
   end of period                  $18.228        $14.566        $13.323        $13.904        $12.808
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              3              2              2              -
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.772         $9.574        $10.280         $9.150         $7.342
  Accumulation Unit Value at
   end of period                  $14.377        $10.772         $9.574        $10.280         $9.150
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     118            113            145            162            176
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.472        $12.999        $14.104        $12.687        $10.287
  Accumulation Unit Value at
   end of period                  $19.114        $14.472        $12.999        $14.104        $12.687
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              2              -              -
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.606        $15.086        $14.476        $12.205        $10.579
  Accumulation Unit Value at
   end of period                  $21.173        $16.606        $15.086        $14.476        $12.205
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,678          2,107          2,505          2,989          3,241
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.650        $14.368        $13.933        $11.870        $10.398
  Accumulation Unit Value at
   end of period                  $19.746        $15.650        $14.368        $13.933        $11.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      46             22             19              8              -
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.731         $9.220         $9.745         $7.730         $6.088
  Accumulation Unit Value at
   end of period                  $14.374        $10.731         $9.220         $9.745         $7.730
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     155            127            155            178            123
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.965        $15.598        $16.660        $13.355        $10.628
  Accumulation Unit Value at
   end of period                  $23.812        $17.965        $15.598        $16.660        $13.355
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              2              1              1              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.618         $7.908         $8.452         $6.736         $4.772
  Accumulation Unit Value at
   end of period                  $11.706         $8.618         $7.908         $8.452         $6.736
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     888          1,030          1,290          1,653          2,014
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.405        $16.139        $17.431        $14.039        $10.051
  Accumulation Unit Value at
   end of period                  $23.394        $17.405        $16.139        $17.431        $14.039
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             14             11              7              4

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.392        $11.865        $10.629              -              -
  Accumulation Unit Value at
   end of period                   $7.976        $12.392        $11.865              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     901            996            826              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.520        $11.748        $10.518              -              -
  Accumulation Unit Value at
   end of period                   $7.342        $11.520        $11.748              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     173            166            119              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.761        $15.429        $13.957              -              -
  Accumulation Unit Value at
   end of period                  $10.579        $14.761        $15.429              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,550          3,700          2,461              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.244         $9.249              -              -              -
  Accumulation Unit Value at
   end of period                   $6.088         $9.244              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      99              8              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.441         $7.718         $6.926              -              -
  Accumulation Unit Value at
   end of period                   $4.772         $8.441         $7.718              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,069          2,126          1,907              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-39

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $20.419        $18.360        $18.170        $16.619        $13.404
  Accumulation Unit Value at
   end of period                  $20.782        $20.419        $18.360        $18.170        $16.619
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,041          1,468          1,617          2,028          2,191
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.323        $13.923        $13.924        $12.870        $10.489
  Accumulation Unit Value at
   end of period                  $15.432        $15.323        $13.923        $13.924        $12.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      39             24             33             11              2
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.021         $1.038         $1.056         $1.074         $1.092
  Accumulation Unit Value at
   end of period                   $1.004         $1.021         $1.038         $1.056         $1.074
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  12,718         24,333         33,496         34,177         46,249
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.945         $9.195         $9.451         $9.714         $9.978
  Accumulation Unit Value at
   end of period                   $8.702         $8.945         $9.195         $9.451         $9.714
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             16             29              5              5
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.284         $9.197        $10.722              -              -
  Accumulation Unit Value at
   end of period                  $14.169        $10.284         $9.197              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     207            301            187              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.092         $9.121        $10.708              -              -
  Accumulation Unit Value at
   end of period                  $13.760        $10.092         $9.121              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             11              7              -              -
INVESCO V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.126        $11.403        $11.504         $9.577         $7.000
  Accumulation Unit Value at
   end of period                  $17.284        $13.126        $11.403        $11.504         $9.577
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.979        $16.662        $16.986        $14.290        $10.555
  Accumulation Unit Value at
   end of period                  $24.730        $18.979        $16.662        $16.986        $14.290
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.510        $14.120        $14.672        $12.899        $10.217
  Accumulation Unit Value at
   end of period                  $22.019        $16.510        $14.120        $14.672        $12.899
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              2              2              2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.266        $14.059        $14.762        $13.115        $10.498
  Accumulation Unit Value at
   end of period                  $21.468        $16.266        $14.059        $14.762        $13.115
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.324        $14.676        $14.087              -              -
  Accumulation Unit Value at
   end of period                  $13.404        $15.324        $14.676              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,029          1,979          1,532              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.087         $1.054         $1.041              -              -
  Accumulation Unit Value at
   end of period                   $1.092         $1.087         $1.054              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  74,042         40,328         11,347              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.154        $11.474         $9.894              -              -
  Accumulation Unit Value at
   end of period                   $7.000        $12.154        $11.474              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.188        $16.858        $15.156              -              -
  Accumulation Unit Value at
   end of period                  $10.217        $16.188        $16.858              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-40

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.860        $11.486        $11.691        $10.854         $8.605
  Accumulation Unit Value at
   end of period                  $16.342        $12.860        $11.486        $11.691        $10.854
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     414            542            648            818            957
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.578        $13.158        $13.533        $12.698        $10.173
  Accumulation Unit Value at
   end of period                  $18.332        $14.578        $13.158        $13.533        $12.698
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18              2              2              2              -
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.245         $9.662        $10.610              -              -
  Accumulation Unit Value at
   end of period                  $14.456        $11.245         $9.662              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.035         $9.582        $10.596              -              -
  Accumulation Unit Value at
   end of period                  $14.039        $11.035         $9.582              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.379         $1.369         $1.291         $1.245         $1.267
  Accumulation Unit Value at
   end of period                   $1.321         $1.379         $1.369         $1.291         $1.245
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  16,290         23,717         25,297         31,810         35,898
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.782        $10.815        $10.302        $10.047        $10.328
  Accumulation Unit Value at
   end of period                  $10.215        $10.782        $10.815        $10.302        $10.047
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26              9              2              1              -
INVESCO V.I. GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.509        $14.685        $15.282        $13.855        $11.355
  Accumulation Unit Value at
   end of period                  $21.712        $16.509        $14.685        $15.282        $13.855
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              4              9              9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.432        $12.973        $13.643        $12.500        $10.352
  Accumulation Unit Value at
   end of period                  $18.782        $14.432        $12.973        $13.643        $12.500
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              -              -              -              -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.095         $1.844         $2.011         $1.813         $1.363
  Accumulation Unit Value at
   end of period                   $2.451         $2.095         $1.844         $2.011         $1.813
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,649          4,072          5,107          5,865          6,600
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.720         $8.578        $10.219              -              -
  Accumulation Unit Value at
   end of period                  $11.345         $9.720         $8.578              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             21             28              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.529        $11.787        $10.595              -              -
  Accumulation Unit Value at
   end of period                   $8.605        $12.529        $11.787              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     999          1,159          1,208              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.147         $1.098         $1.078              -              -
  Accumulation Unit Value at
   end of period                   $1.267         $1.147         $1.098              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  46,447         35,318         22,144              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $17.038        $16.903        $15.216              -              -
  Accumulation Unit Value at
   end of period                  $11.355        $17.038        $16.903              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              7              1              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.326         $2.062         $1.782              -              -
  Accumulation Unit Value at
   end of period                   $1.363         $2.326         $2.062              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,402          5,913          4,739              -              -
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-41

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $2.048         $1.807         $1.974         $1.783         $1.344
  Accumulation Unit Value at
   end of period                   $2.392         $2.048         $1.807         $1.974         $1.783
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     262            345            387            518            638
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $16.069        $14.210        $16.951              -              -
  Accumulation Unit Value at
   end of period                  $18.718        $16.069        $14.210              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.025         $1.788         $1.956         $1.768         $1.334
  Accumulation Unit Value at
   end of period                   $2.362         $2.025         $1.788         $1.956         $1.768
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     962            936          1,264          1,569          2,140
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.580         $8.480        $10.123              -              -
  Accumulation Unit Value at
   end of period                  $11.148         $9.580         $8.480              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             30             30              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.983         $1.755         $1.924         $1.742         $1.317
  Accumulation Unit Value at
   end of period                   $2.309         $1.983         $1.755         $1.924         $1.742
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,486          1,965          2,922          3,592          4,448
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.488         $8.415        $10.059              -              -
  Accumulation Unit Value at
   end of period                  $11.019         $9.488         $8.415              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              1              1              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.983         $1.755         $1.924         $1.742         $1.317
  Accumulation Unit Value at
   end of period                   $2.309         $1.983         $1.755         $1.924         $1.742
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,486          1,965          2,922          3,592          4,448
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.488         $8.415        $10.059              -              -
  Accumulation Unit Value at
   end of period                  $11.019         $9.488         $8.415              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              1              1              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $1.933         $1.714         $1.884         $1.711         $1.296
  Accumulation Unit Value at
   end of period                   $2.245         $1.933         $1.714         $1.884         $1.711
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     341            334            291            171            116
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.374         $8.335         $9.980              -              -
  Accumulation Unit Value at
   end of period                  $10.860         $9.374         $8.335              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              7             13              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.924         $1.708         $1.877         $1.706         $1.293
  Accumulation Unit Value at
   end of period                   $2.233         $1.924         $1.708         $1.877         $1.706
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     188            322            387            412            503

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $2.297         $2.041         $1.765              -              -
  Accumulation Unit Value at
   end of period                   $1.344         $2.297         $2.041              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     575            476          1,861              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.283         $2.030         $1.756              -              -
  Accumulation Unit Value at
   end of period                   $1.334         $2.283         $2.030              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,497          2,358          1,370              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $2.258         $2.012         $1.742              -              -
  Accumulation Unit Value at
   end of period                   $1.317         $2.258         $2.012              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,626          3,867          3,462              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.258         $2.012         $1.742              -              -
  Accumulation Unit Value at
   end of period                   $1.317         $2.258         $2.012              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,626          3,867          3,462              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.224         $1.987         $1.723              -              -
  Accumulation Unit Value at
   end of period                   $1.293         $2.224         $1.987              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     497            546            312              -              -

APP II-42

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.352         $8.319         $9.964              -              -
  Accumulation Unit Value at
   end of period                  $10.828         $9.352         $8.319              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.681        $13.951        $15.377        $14.004        $10.644
  Accumulation Unit Value at
   end of period                  $18.157        $15.681        $13.951        $15.377        $14.004
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              1              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.520        $13.841        $16.605              -              -
  Accumulation Unit Value at
   end of period                  $17.926        $15.520        $13.841              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.780         $1.632         $1.773         $1.580         $1.235
  Accumulation Unit Value at
   end of period                   $2.255         $1.780         $1.632         $1.773         $1.580
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,910          3,942          4,985          6,201          7,387
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.166        $13.124        $14.409        $12.979        $10.245
  Accumulation Unit Value at
   end of period                  $17.754        $14.166        $13.124        $14.409        $12.979
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              8              6              4              -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.854        $10.014              -              -              -
  Accumulation Unit Value at
   end of period                  $13.274         $9.854              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25              9              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.768         $9.997              -              -              -
  Accumulation Unit Value at
   end of period                  $13.021         $9.768              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.979              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.902              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     204              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.966              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.841              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.757         $1.631         $1.468              -              -
  Accumulation Unit Value at
   end of period                   $1.235         $1.757         $1.631              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   8,366          9,718          9,619              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-43

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.370        $14.619        $14.979        $11.853         $9.940
  Accumulation Unit Value at
   end of period                  $22.124        $16.370        $14.619        $14.979        $11.853
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     218            275            395            425            470
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.506        $14.897        $15.424        $12.334        $10.452
  Accumulation Unit Value at
   end of period                  $22.076        $16.506        $14.897        $15.424        $12.334
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11              5              4              2              -
INVESCO V.I. VALUE
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.192         $1.030         $1.081         $1.024         $0.704
  Accumulation Unit Value at
   end of period                   $1.567         $1.192         $1.030         $1.081         $1.024
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,047          2,796          3,331          4,421          6,168
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.719        $14.600        $15.479        $14.822        $10.293
  Accumulation Unit Value at
   end of period                  $21.756        $16.719        $14.600        $15.479        $14.822
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              1              -              -              -
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.713         $6.750         $6.937         $6.019         $4.623
  Accumulation Unit Value at
   end of period                  $10.207         $7.713         $6.750         $6.937         $6.019
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      53             57             78            120            143
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.579        $14.662        $15.226        $13.352        $10.363
  Accumulation Unit Value at
   end of period                  $21.711        $16.579        $14.662        $15.226        $13.352
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.951        $13.155        $13.985        $12.660         $9.757
  Accumulation Unit Value at
   end of period                  $20.045        $15.951        $13.155        $13.985        $12.660
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      53             65             94             89             53
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.593        $13.828        $14.856        $13.591        $10.584
  Accumulation Unit Value at
   end of period                  $20.633        $16.593        $13.828        $14.856        $13.591
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              1              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.139         $6.185         $6.312         $5.566         $4.113
  Accumulation Unit Value at
   end of period                   $9.605         $7.139         $6.185         $6.312         $5.566
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     629            282            298            377            359
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.805        $14.715        $15.175        $13.523        $10.096
  Accumulation Unit Value at
   end of period                  $22.374        $16.805        $14.715        $15.175        $13.523
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.719        $14.233        $12.778              -              -
  Accumulation Unit Value at
   end of period                   $9.940        $14.719        $14.233              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     474            329            154              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. VALUE
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.484         $1.486         $1.309              -              -
  Accumulation Unit Value at
   end of period                   $0.704         $1.484         $1.486              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,589          7,750          8,599              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.729         $7.073         $6.219              -              -
  Accumulation Unit Value at
   end of period                   $4.623         $7.729         $7.073              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     157            178            205              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.985        $13.958        $12.467              -              -
  Accumulation Unit Value at
   end of period                   $9.757        $14.985        $13.958              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      93             69             75              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.684         $5.611         $4.952              -              -
  Accumulation Unit Value at
   end of period                   $4.113         $6.684         $5.611              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     344            300            255              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-44

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
MFS HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.141              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.481              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     628              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.127              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.425              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14              -              -              -              -
MFS INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.659         $6.660         $6.735         $6.091         $4.439
  Accumulation Unit Value at
   end of period                   $9.811         $7.659         $6.660         $6.735         $6.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     115            158            206            222            291
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.735        $14.706        $15.029        $13.735        $10.116
  Accumulation Unit Value at
   end of period                  $21.214        $16.735        $14.706        $15.029        $13.735
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.509         $8.968         $9.326         $8.538         $6.844
  Accumulation Unit Value at
   end of period                  $13.643        $10.509         $8.968         $9.326         $8.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     812          1,177          1,512          1,888          2,162
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.045        $12.975        $13.635        $12.615        $10.218
  Accumulation Unit Value at
   end of period                  $19.329        $15.045        $12.975        $13.635        $12.615
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19              3              2              2              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.252         $5.458         $5.906         $4.634         $3.324
  Accumulation Unit Value at
   end of period                   $8.466         $6.252         $5.458         $5.906         $4.634
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     362            433            517            666            764
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.381        $16.214        $17.733        $14.058        $10.192
  Accumulation Unit Value at
   end of period                  $24.628        $18.381        $16.214        $17.733        $14.058
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.388        $10.394        $11.782         $8.790         $5.479
  Accumulation Unit Value at
   end of period                  $17.236        $12.388        $10.394        $11.782         $8.790
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     455            650            814            977          1,240
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $23.855        $20.227        $23.171        $17.468        $11.003
  Accumulation Unit Value at
   end of period                  $32.845        $23.855        $20.227        $23.171        $17.468
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              3              2              2              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
MFS HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.153         $6.534         $5.872              -              -
  Accumulation Unit Value at
   end of period                   $4.439         $7.153         $6.534              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     337            372            414              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.402         $9.592         $8.653              -              -
  Accumulation Unit Value at
   end of period                   $6.844        $10.402         $9.592              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,289          2,182          1,599              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.980         $6.465         $5.753              -              -
  Accumulation Unit Value at
   end of period                   $3.324         $6.980         $6.465              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     783            734            787              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.186         $9.114         $7.609              -              -
  Accumulation Unit Value at
   end of period                   $5.479         $9.186         $9.114              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,404          1,504          1,206              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-45

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.460        $12.753        $12.152        $11.502        $10.072
  Accumulation Unit Value at
   end of period                  $13.096        $13.460        $12.753        $12.152        $11.502
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,677            780            773            921            914
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.177        $12.616        $12.149        $11.620        $10.282
  Accumulation Unit Value at
   end of period                  $12.687        $13.177        $12.616        $12.149        $11.620
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              2             15              2              -
MFS RESEARCH INTERNATIONAL
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.064        $11.387        $12.996        $11.929         $9.272
  Accumulation Unit Value at
   end of period                  $15.278        $13.064        $11.387        $12.996        $11.929
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     153            197            234            255            280
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.555        $12.820        $14.786        $13.716        $10.774
  Accumulation Unit Value at
   end of period                  $16.843        $14.555        $12.820        $14.786        $13.716
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              1              -              -              -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.269        $11.508        $11.759        $10.320         $8.041
  Accumulation Unit Value at
   end of period                  $17.257        $13.269        $11.508        $11.759        $10.320
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      55             54             83            120            120
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.183        $14.184        $14.646        $12.989        $10.227
  Accumulation Unit Value at
   end of period                  $20.827        $16.183        $14.184        $14.646        $12.989
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.457        $13.217        $13.210        $12.222        $10.533
  Accumulation Unit Value at
   end of period                  $16.920        $14.457        $13.217        $13.210        $12.222
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,702          2,482          3,066          3,786          4,324
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.548        $12.517        $12.642        $11.821        $10.294
  Accumulation Unit Value at
   end of period                  $15.691        $13.548        $12.517        $12.642        $11.821
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      36             21             16              3              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $17.957        $15.710        $16.028        $14.617        $12.115
  Accumulation Unit Value at
   end of period                  $23.990        $17.957        $15.710        $16.028        $14.617
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     471            584            658            800            870
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.749        $13.039        $13.444        $12.389        $10.378
  Accumulation Unit Value at
   end of period                  $19.498        $14.749        $13.039        $13.444        $12.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25              5              4              2              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.493        $10.241         $9.941              -              -
  Accumulation Unit Value at
   end of period                  $10.072        $10.493        $10.241              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     719            475            156              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS RESEARCH INTERNATIONAL
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.373        $14.761        $13.142              -              -
  Accumulation Unit Value at
   end of period                   $9.272        $16.373        $14.761              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     313            173             57              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.797        $11.498        $10.257              -              -
  Accumulation Unit Value at
   end of period                   $8.041        $12.797        $11.498              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      49             52             32              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.759        $13.429        $12.361              -              -
  Accumulation Unit Value at
   end of period                  $10.533        $13.759        $13.429              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,731          5,143          4,234              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.279        $17.230        $15.359              -              -
  Accumulation Unit Value at
   end of period                  $12.115        $18.279        $17.230              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     927            776            474              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-46

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY - MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.487        $10.795        $11.829         $9.083         $5.773
  Accumulation Unit Value at
   end of period                  $15.512        $11.487        $10.795        $11.829         $9.083
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $19.581        $18.596        $20.593        $15.979        $10.262
  Accumulation Unit Value at
   end of period                  $26.167        $19.581        $18.596        $20.593        $15.979
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $21.816        $19.575        $20.518        $18.641        $15.375
  Accumulation Unit Value at
   end of period                  $27.372        $21.816        $19.575        $20.518        $18.641
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     673            900          1,084          1,349          1,477
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.805        $12.518        $13.259        $12.173        $10.147
  Accumulation Unit Value at
   end of period                  $17.140        $13.805        $12.518        $13.259        $12.173
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21              8              9              7              1
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.360        $13.676        $14.057        $12.858        $10.376
  Accumulation Unit Value at
   end of period                  $19.370        $15.360        $13.676        $14.057        $12.858
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,040          2,716          3,354          4,424          5,344
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.655        $13.186        $13.696        $12.661        $10.324
  Accumulation Unit Value at
   end of period                  $18.287        $14.655        $13.186        $13.696        $12.661
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      40             21             16             12              5
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $26.240        $23.535        $28.388        $24.505        $14.380
  Accumulation Unit Value at
   end of period                  $25.608        $26.240        $23.535        $28.388        $24.505
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     165            241            296            376            414
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.195        $16.492        $20.103        $17.536        $10.399
  Accumulation Unit Value at
   end of period                  $17.571        $18.195        $16.492        $20.103        $17.536
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             14              8              -              -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.764        $10.980        $12.498        $11.726         $8.703
  Accumulation Unit Value at
   end of period                  $15.431        $12.764        $10.980        $12.498        $11.726
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     870          1,051          1,310          1,625          1,877
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.046        $13.080        $15.045        $14.265        $10.700
  Accumulation Unit Value at
   end of period                  $18.000        $15.046        $13.080        $15.045        $14.265
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             19             10              7              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
MORGAN STANLEY - MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.335         $9.400         $8.141              -              -
  Accumulation Unit Value at
   end of period                   $5.773        $11.335         $9.400              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $21.859        $19.879        $17.862              -              -
  Accumulation Unit Value at
   end of period                  $15.375        $21.859        $19.879              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,570          1,673          1,008              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.782        $16.495        $14.883              -              -
  Accumulation Unit Value at
   end of period                  $10.376        $16.782        $16.495              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,010          6,775          5,344              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $30.872        $24.326        $21.019              -              -
  Accumulation Unit Value at
   end of period                  $14.380        $30.872        $24.326              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     404            436            304              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.848        $13.081        $11.703              -              -
  Accumulation Unit Value at
   end of period                   $8.703        $14.848        $13.081              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,174          2,381          2,146              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-47

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.090        $10.997        $12.025        $11.389         $8.836
  Accumulation Unit Value at
   end of period                  $16.836        $13.090        $10.997        $12.025        $11.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,364          1,931          2,394          3,127          3,809
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.088        $12.810        $14.155        $13.547        $10.621
  Accumulation Unit Value at
   end of period                  $19.203        $15.088        $12.810        $14.155        $13.547
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             10             11             10              6
UIF CORE PLUS FIXED INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.889              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.074              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.868              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.020              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
UIF GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.216              -              -              -              -
  Accumulation Unit Value at
   end of period                  $13.086              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.192              -              -              -              -
  Accumulation Unit Value at
   end of period                  $13.016              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.583        $15.486        $13.669              -              -
  Accumulation Unit Value at
   end of period                   $8.836        $15.583        $15.486              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,386          5,011          3,865              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
UIF CORE PLUS FIXED INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
UIF GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -



(a)  Inception date July 15, 2013.



(b) Inception date August 15, 2013.



(c)  Inception date September 9, 2013.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



SERIES II/IIR



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.016        $13.145        $13.200        $11.934         $9.790
  Accumulation Unit Value at end of
   period                                $18.261        $15.016        $13.145        $13.200        $11.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,965         11,799         13,618         15,867         17,428
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.112        $13.368        $13.565        $12.394        $10.275
  Accumulation Unit Value at end of
   period                                $18.185        $15.112        $13.368        $13.565        $12.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                178             88             78             45             27

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.127        $13.486        $11.963        $11.149        $10.467
  Accumulation Unit Value at end of
   period                                 $9.790        $14.127        $13.486        $11.963        $11.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,699         21,116         18,748         16,418         15,320
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP II-48

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.137         $1.015         $1.042         $0.944         $0.750
  Accumulation Unit Value at end of
   period                                 $1.486         $1.137         $1.015         $1.042         $0.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,992         75,230         88,903        105,130        120,682
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.051        $13.585        $14.091        $12.894        $10.357
  Accumulation Unit Value at end of
   period                                $19.476        $15.051        $13.585        $14.091        $12.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153             71             67             30              7
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.044        $14.521        $13.920        $13.302        $12.015
  Accumulation Unit Value at end of
   period                                $14.471        $15.044        $14.521        $13.920        $13.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,516          9,618         10,757         13,149         15,039
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.425        $12.120        $11.741        $11.338        $10.349
  Accumulation Unit Value at end of
   period                                $11.827        $12.425        $12.120        $11.741        $11.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                221            163            159            123             51
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.339        $12.776        $12.431        $12.016        $11.142
  Accumulation Unit Value at end of
   period                                $12.776        $13.339        $12.776        $12.431        $12.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,616          3,841          4,472          5,044          5,263
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.261        $11.868        $11.669        $11.398        $10.253
  Accumulation Unit Value at end of
   period                                $11.621        $12.261        $11.868        $11.669        $11.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             49             49             21              3
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.390         $9.855        $10.536         $9.586         $6.979
  Accumulation Unit Value at end of
   period                                $13.722        $11.390         $9.855        $10.536         $9.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,009          7,574          9,783         11,878         13,084
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.515        $14.440        $15.600        $14.344        $10.552
  Accumulation Unit Value at end of
   period                                $19.687        $16.515        $14.440        $15.600        $14.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             17             18             11              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.201         $1.198         $1.038         $0.984         $0.912
  Accumulation Unit Value at end of
   period                                 $0.750         $1.201         $1.198         $1.038         $0.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            138,218        149,898        140,470        127,132        122,339
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.482        $13.271        $12.617        $12.633        $12.155
  Accumulation Unit Value at end of
   period                                $12.015        $13.482        $13.271        $12.617        $12.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,455         13,705         11,090          9,884          9,533
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.951        $10.198        $10.025              -              -
  Accumulation Unit Value at end of
   period                                $11.142        $10.951        $10.198              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,888          1,498             68              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.066        $10.893         $9.988              -              -
  Accumulation Unit Value at end of
   period                                 $6.979        $12.066        $10.893              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,193         11,496          3,703              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                   APP II-49

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.759        $11.418        $12.747        $11.602         $8.293
  Accumulation Unit Value at end of
   period                                $17.474        $13.759        $11.418        $12.747        $11.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,602          4,656          5,871          6,958          7,929
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.875        $14.152        $15.966        $14.686         $9.572
  Accumulation Unit Value at end of
   period                                $21.208        $16.875        $14.152        $15.966        $14.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             57             50             17              2
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.832        $12.766        $16.060        $13.344         $8.415
  Accumulation Unit Value at end of
   period                                $18.706        $14.832        $12.766        $16.060        $13.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,194          2,827          3,605          4,552          5,133
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.891        $15.561        $19.783        $16.610         $9.849
  Accumulation Unit Value at end of
   period                                $22.328        $17.891        $15.561        $19.783        $16.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             29             34             22              9
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.490         $9.051         $9.617         $8.242         $6.013
  Accumulation Unit Value at end of
   period                                $13.418        $10.490         $9.051         $9.617         $8.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,797         32,370         40,931         50,522         58,786
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.268        $15.056        $16.167        $14.002         $9.445
  Accumulation Unit Value at end of
   period                                $21.857        $17.268        $15.056        $16.167        $14.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                483            318            315            156             71
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.849        $11.990        $12.423        $11.340         $8.789
  Accumulation Unit Value at end of
   period                                $18.177        $13.849        $11.990        $12.423        $11.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,058         22,603         28,337         34,132         39,363
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.513        $13.573        $14.211        $13.109         $9.280
  Accumulation Unit Value at end of
   period                                $20.149        $15.513        $13.573        $14.211        $13.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                480            267            281            138             25

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.691        $12.126        $10.241         $9.132         $8.184
  Accumulation Unit Value at end of
   period                                 $8.293        $13.691        $12.126        $10.241         $9.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,101          9,397          7,455          5,723          5,064
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.415        $15.426        $12.648        $10.263         $8.636
  Accumulation Unit Value at end of
   period                                 $8.415        $18.415        $15.426        $12.648        $10.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,330          5,779          4,357          3,050          2,520
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.917         $9.884         $9.121         $7.985         $7.219
  Accumulation Unit Value at end of
   period                                 $6.013        $10.917         $9.884         $9.121         $7.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             65,234         64,996         52,801         41,182         39,176
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.384        $13.928        $12.297        $11.819        $10.891
  Accumulation Unit Value at end of
   period                                 $8.789        $14.384        $13.928        $12.297        $11.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,187         45,387         37,282         30,950         29,107
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP II-50

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.037        $10.384        $12.276        $11.644         $8.278
  Accumulation Unit Value at end of
   period                                $14.394        $12.037        $10.384        $12.276        $11.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,694          7,611          9,449         11,301         13,177
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.999        $13.075        $15.622        $14.974         $9.373
  Accumulation Unit Value at end of
   period                                $17.749        $14.999        $13.075        $15.622        $14.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130             98            108             51             23
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.180        $21.737        $25.694        $22.171        $15.069
  Accumulation Unit Value at end of
   period                                $27.572        $25.180        $21.737        $25.694        $22.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,040          2,225          2,847          3,465          3,605
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.797        $14.654        $17.504        $15.263        $10.483
  Accumulation Unit Value at end of
   period                                $18.201        $16.797        $14.654        $17.504        $15.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             27             27             17             12
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.599        $10.798        $11.537        $10.099         $7.725
  Accumulation Unit Value at end of
   period                                $15.678        $11.599        $10.798        $11.537        $10.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                409            947          1,285          1,384          1,458
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.447        $13.590        $14.674        $12.981        $10.035
  Accumulation Unit Value at end of
   period                                $19.323        $14.447        $13.590        $14.674        $12.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             11             10              2              2
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.034        $16.283        $16.176        $14.603        $10.954
  Accumulation Unit Value at end of
   period                                $20.202        $18.034        $16.283        $16.176        $14.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,366         18,783         23,140         27,757         31,451
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.876        $15.398        $15.459        $14.102        $10.690
  Accumulation Unit Value at end of
   period                                $18.707        $16.876        $15.398        $15.459        $14.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                189            127            110             44              5
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.940        $10.807        $11.161        $10.173         $7.976
  Accumulation Unit Value at end of
   period                                $15.100        $11.940        $10.807        $11.161        $10.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                816          1,436          1,754          2,121          2,435
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.566        $13.323        $13.904        $12.808        $10.148
  Accumulation Unit Value at end of
   period                                $18.228        $14.566        $13.323        $13.904        $12.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             17             19              7              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.549        $12.330        $10.541         $8.824         $7.522
  Accumulation Unit Value at end of
   period                                 $8.278        $14.549        $12.330        $10.541         $8.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,067         15,479         12,259          8,328          7,186
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.599        $20.464        $15.698        $13.224        $11.323
  Accumulation Unit Value at end of
   period                                $15.069        $26.599        $20.464        $15.698        $13.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,715          3,778          2,530          1,542          1,030
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.148        $10.808        $10.450         $9.403              -
  Accumulation Unit Value at end of
   period                                 $7.725        $12.148        $10.808        $10.450              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,393          1,352            746            239              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.839        $15.528        $13.357        $13.372        $11.946
  Accumulation Unit Value at end of
   period                                $10.954        $15.839        $15.528        $13.357        $13.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             34,640         35,938         21,983         12,895          8,362
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.392        $11.865        $10.882        $10.953        $10.322
  Accumulation Unit Value at end of
   period                                 $7.976        $12.392        $11.865        $10.882        $10.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,772          3,208          2,681          1,776          1,200
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                   APP II-51

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.772         $9.574        $10.280         $9.150         $7.342
  Accumulation Unit Value at end of
   period                                $14.377        $10.772         $9.574        $10.280         $9.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                382            481            562            682            631
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.472        $12.999        $14.104        $12.687        $10.287
  Accumulation Unit Value at end of
   period                                $19.114        $14.472        $12.999        $14.104        $12.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              -              -              -              1
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.606        $15.086        $14.476        $12.205        $10.579
  Accumulation Unit Value at end of
   period                                $21.173        $16.606        $15.086        $14.476        $12.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,783          8,939         10,804         12,444         13,263
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.650        $14.368        $13.933        $11.870        $10.398
  Accumulation Unit Value at end of
   period                                $19.746        $15.650        $14.368        $13.933        $11.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142             86             61             24              5
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.731         $9.220         $9.745         $7.730         $6.088
  Accumulation Unit Value at end of
   period                                $14.374        $10.731         $9.220         $9.745         $7.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                913            846          1,224          1,334            830
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.965        $15.598        $16.660        $13.355        $10.628
  Accumulation Unit Value at end of
   period                                $23.812        $17.965        $15.598        $16.660        $13.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              2              3              2              1
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.618         $7.908         $8.452         $6.736         $4.772
  Accumulation Unit Value at end of
   period                                $11.706         $8.618         $7.908         $8.452         $6.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,121          4,256          5,232          6,510          6,954
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.405        $16.139        $17.431        $14.039        $10.051
  Accumulation Unit Value at end of
   period                                $23.394        $17.405        $16.139        $17.431        $14.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             46             53             19              1
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.419        $18.360        $18.170        $16.619        $13.404
  Accumulation Unit Value at end of
   period                                $20.782        $20.419        $18.360        $18.170        $16.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,975          6,673          7,843          8,792          9,258
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.323        $13.923        $13.924        $12.870        $10.489
  Accumulation Unit Value at end of
   period                                $15.432        $15.323        $13.923        $13.924        $12.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                186            132            107             70             15

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.520        $11.748        $10.284         $9.702              -
  Accumulation Unit Value at end of
   period                                 $7.342        $11.520        $11.748        $10.284              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                599            529            277             47              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.761        $15.429        $13.399        $13.177        $12.075
  Accumulation Unit Value at end of
   period                                $10.579        $14.761        $15.429        $13.399        $13.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,569         15,008          8,977          4,409          3,103
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.244         $9.249              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.088         $9.244              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                769             15              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.441         $7.718         $7.223         $7.011         $6.397
  Accumulation Unit Value at end of
   period                                 $4.772         $8.441         $7.718         $7.223         $7.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,299          7,327          6,285          5,544          6,030
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.324        $14.676        $13.758        $13.755        $12.718
  Accumulation Unit Value at end of
   period                                $13.404        $15.324        $14.676        $13.758        $13.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,663          8,395          5,698          4,184          3,360
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP II-52

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.021         $1.038         $1.056         $1.074         $1.092
  Accumulation Unit Value at end of
   period                                 $1.004         $1.021         $1.038         $1.056         $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             57,253         90,101        110,786        115,774        152,111
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.945         $9.195         $9.451         $9.714         $9.978
  Accumulation Unit Value at end of
   period                                 $8.702         $8.945         $9.195         $9.451         $9.714
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             80            100             77             71
INVESCO V.I. AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.284         $9.197        $10.722              -              -
  Accumulation Unit Value at end of
   period                                $14.169        $10.284         $9.197              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                521            896            485              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.092         $9.121        $10.708              -              -
  Accumulation Unit Value at end of
   period                                $13.760        $10.092         $9.121              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             19              4              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.860        $11.486        $11.691        $10.854         $8.605
  Accumulation Unit Value at end of
   period                                $16.342        $12.860        $11.486        $11.691        $10.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,036          1,534          1,892          2,627          3,246
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.578        $13.158        $13.533        $12.698        $10.173
  Accumulation Unit Value at end of
   period                                $18.332        $14.578        $13.158        $13.533        $12.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             40             42             16              4
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.379         $1.369         $1.291         $1.245         $1.267
  Accumulation Unit Value at end of
   period                                 $1.321         $1.379         $1.369         $1.291         $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             41,146         80,681         91,836        110,869        128,780
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.782        $10.815        $10.302        $10.047        $10.328
  Accumulation Unit Value at end of
   period                                $10.215        $10.782        $10.815        $10.302        $10.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                291            181            189             89             27
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.095         $1.844         $2.011         $1.813         $1.363
  Accumulation Unit Value at end of
   period                                 $2.451         $2.095         $1.844         $2.011         $1.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,347         15,427         19,664         22,724         26,186
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.681        $13.951        $15.377        $14.004        $10.644
  Accumulation Unit Value at end of
   period                                $18.157        $15.681        $13.951        $15.377        $14.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             23             25              4              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.087         $1.054         $1.024         $1.013         $1.020
  Accumulation Unit Value at end of
   period                                 $1.092         $1.087         $1.054         $1.024         $1.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            273,481         95,715         50,457         32,249         30,215
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.529        $11.787        $10.273         $9.626              -
  Accumulation Unit Value at end of
   period                                 $8.605        $12.529        $11.787        $10.273              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,025          3,609          4,021             10              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.147         $1.098         $1.078         $1.079         $1.070
  Accumulation Unit Value at end of
   period                                 $1.267         $1.147         $1.098         $1.078         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            163,730        133,743         90,282         59,642         44,900
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.326         $2.062         $1.636         $1.411         $1.157
  Accumulation Unit Value at end of
   period                                 $1.363         $2.326         $2.062         $1.636         $1.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,712         24,642          8,925          3,337          2,059
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                   APP II-53

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.780         $1.632         $1.773         $1.580         $1.235
  Accumulation Unit Value at
   end of period                   $2.255         $1.780         $1.632         $1.773         $1.580
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  12,003         14,523         18,463         22,332         27,075
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.166        $13.124        $14.409        $12.979        $10.245
  Accumulation Unit Value at
   end of period                  $17.754        $14.166        $13.124        $14.409        $12.979
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      99             65             60             28              3
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.854        $10.014              -              -              -
  Accumulation Unit Value at
   end of period                  $13.274         $9.854              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     112            101              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.768         $9.997              -              -              -
  Accumulation Unit Value at
   end of period                  $13.021         $9.768              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              2              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.979              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.902              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,902              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.966              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.841              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      65              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.370        $14.619        $14.979        $11.853         $9.940
  Accumulation Unit Value at
   end of period                  $22.124        $16.370        $14.619        $14.979        $11.853
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     902          1,355          1,887          2,199          2,348
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.506        $14.897        $15.424        $12.334        $10.452
  Accumulation Unit Value at
   end of period                  $22.076        $16.506        $14.897        $15.424        $12.334
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      43             26             28              6              1
INVESCO V.I. VALUE
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.192         $1.030         $1.081         $1.024         $0.704
  Accumulation Unit Value at
   end of period                   $1.567         $1.192         $1.030         $1.081         $1.024
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,716          9,235         10,976         14,252         17,849
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.719        $14.600        $15.479        $14.822        $10.293
  Accumulation Unit Value at
   end of period                  $21.756        $16.719        $14.600        $15.479        $14.822
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             31             41             11              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.757         $1.631         $1.491         $1.410         $1.260
  Accumulation Unit Value at
   end of period                   $1.235         $1.757         $1.631         $1.491         $1.410
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  27,921         31,745         30,309         28,216         26,952
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.719        $14.233        $12.327        $11.598        $10.782
  Accumulation Unit Value at
   end of period                   $9.940        $14.719        $14.233        $12.327        $11.598
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,375          1,626            629            224            167
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. VALUE
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.484         $1.486         $1.335         $1.285         $1.176
  Accumulation Unit Value at
   end of period                   $0.704         $1.484         $1.486         $1.335         $1.285
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  18,997         23,789         25,947         26,828         30,328
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-54

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.713         $6.750         $6.937         $6.019         $4.623
  Accumulation Unit Value at
   end of period                  $10.207         $7.713         $6.750         $6.937         $6.019
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     214            249            314            361            418
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.579        $14.662        $15.226        $13.352        $10.363
  Accumulation Unit Value at
   end of period                  $21.711        $16.579        $14.662        $15.226        $13.352
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              3              3              2              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.951        $13.155        $13.985        $12.660         $9.757
  Accumulation Unit Value at
   end of period                  $20.045        $15.951        $13.155        $13.985        $12.660
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     305            208            253            284            326
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.593        $13.828        $14.856        $13.591        $10.584
  Accumulation Unit Value at
   end of period                  $20.633        $16.593        $13.828        $14.856        $13.591
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              5              4             10              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.139         $6.185         $6.312         $5.566         $4.113
  Accumulation Unit Value at
   end of period                   $9.605         $7.139         $6.185         $6.312         $5.566
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,530          1,218          1,422          1,177          1,351
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.805        $14.715        $15.175        $13.523        $10.096
  Accumulation Unit Value at
   end of period                  $22.374        $16.805        $14.715        $15.175        $13.523
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11              6              5              3              1
MFS HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.141              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.481              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,263              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.127              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.425              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     105              -              -              -              -
MFS INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.659         $6.660         $6.735         $6.091         $4.439
  Accumulation Unit Value at
   end of period                   $9.811         $7.659         $6.660         $6.735         $6.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     467            860            839            939          1,250
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.735        $14.706        $15.029        $13.735        $10.116
  Accumulation Unit Value at
   end of period                  $21.214        $16.735        $14.706        $15.029        $13.735
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10              1              2              2              2

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.729         $7.073         $6.322         $6.323         $5.719
  Accumulation Unit Value at
   end of period                   $4.623         $7.729         $7.073         $6.322         $6.323
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     476            556            727            966          1,265
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.985        $13.958        $11.412        $10.780         $9.270
  Accumulation Unit Value at
   end of period                   $9.757        $14.985        $13.958        $11.412        $10.780
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     367            378            321            199            207
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.684         $5.611         $5.290         $4.927         $4.437
  Accumulation Unit Value at
   end of period                   $4.113         $6.684         $5.611         $5.290         $4.927
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,449          1,181            916            951          1,045
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.153         $6.534         $6.178         $6.014         $5.602
  Accumulation Unit Value at
   end of period                   $4.439         $7.153         $6.534         $6.178         $6.014
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,373          1,654          1,833          1,961          2,030
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-55

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.509         $8.968         $9.326         $8.538         $6.844
  Accumulation Unit Value at
   end of period                  $13.643        $10.509         $8.968         $9.326         $8.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,083          4,546          6,136          7,490          8,615
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.045        $12.975        $13.635        $12.615        $10.218
  Accumulation Unit Value at
   end of period                  $19.329        $15.045        $12.975        $13.635        $12.615
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     104             70             71             21              3
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.252         $5.458         $5.906         $4.634         $3.324
  Accumulation Unit Value at
   end of period                   $8.466         $6.252         $5.458         $5.906         $4.634
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,119          1,482          1,894          2,527          2,332
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.381        $16.214        $17.733        $14.058        $10.192
  Accumulation Unit Value at
   end of period                  $24.628        $18.381        $16.214        $17.733        $14.058
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15              5              4              2              1
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.388        $10.394        $11.782         $8.790         $5.479
  Accumulation Unit Value at
   end of period                  $17.236        $12.388        $10.394        $11.782         $8.790
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,311          2,623          3,570          4,460          5,088
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $23.855        $20.227        $23.171        $17.468        $11.003
  Accumulation Unit Value at
   end of period                  $32.845        $23.855        $20.227        $23.171        $17.468
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      38             27             18             12              3
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.460        $12.753        $12.152        $11.502        $10.072
  Accumulation Unit Value at
   end of period                  $13.096        $13.460        $12.753        $12.152        $11.502
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  15,143          4,148          4,231          4,694          4,163
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.177        $12.616        $12.149        $11.620        $10.282
  Accumulation Unit Value at
   end of period                  $12.687        $13.177        $12.616        $12.149        $11.620
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      74             64             66             44              2
MFS RESEARCH INTERNATIONAL
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.064        $11.387        $12.996        $11.929         $9.272
  Accumulation Unit Value at
   end of period                  $15.278        $13.064        $11.387        $12.996        $11.929
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     327            903          1,181          1,228          1,382
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.555        $12.820        $14.786        $13.716        $10.774
  Accumulation Unit Value at
   end of period                  $16.843        $14.555        $12.820        $14.786        $13.716
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             19             17              4              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.402         $9.592         $8.634         $8.184         $7.475
  Accumulation Unit Value at
   end of period                   $6.844        $10.402         $9.592         $8.634         $8.184
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   9,459          9,208          6,654          4,443          3,224
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.980         $6.465         $6.413         $6.326         $5.617
  Accumulation Unit Value at
   end of period                   $3.324         $6.980         $6.465         $6.413         $6.326
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,420          2,647          2,782          3,117          3,665
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.186         $9.114         $8.188         $7.913         $7.556
  Accumulation Unit Value at
   end of period                   $5.479         $9.186         $9.114         $8.188         $7.913
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,100          6,775          5,496          3,107          2,543
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.493        $10.241        $10.012         $9.978              -
  Accumulation Unit Value at
   end of period                  $10.072        $10.493        $10.241        $10.012              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,277          2,215            725             99              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS RESEARCH INTERNATIONAL
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.373        $14.761        $11.957        $10.019              -
  Accumulation Unit Value at
   end of period                   $9.272        $16.373        $14.761        $11.957              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,468            802            288             14              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-56

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.269        $11.508        $11.759        $10.320         $8.041
  Accumulation Unit Value at
   end of period                  $17.257        $13.269        $11.508        $11.759        $10.320
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     174            331            297            247            301
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.183        $14.184        $14.646        $12.989        $10.227
  Accumulation Unit Value at
   end of period                  $20.827        $16.183        $14.184        $14.646        $12.989
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              2              1              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.457        $13.217        $13.210        $12.222        $10.533
  Accumulation Unit Value at
   end of period                  $16.920        $14.457        $13.217        $13.210        $12.222
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,700          9,364         11,381         13,818         15,685
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.548        $12.517        $12.642        $11.821        $10.294
  Accumulation Unit Value at
   end of period                  $15.691        $13.548        $12.517        $12.642        $11.821
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     203            159            153             83             35
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $17.957        $15.710        $16.028        $14.617        $12.115
  Accumulation Unit Value at
   end of period                  $23.990        $17.957        $15.710        $16.028        $14.617
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,957          2,208          2,873          3,287          3,540
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.749        $13.039        $13.444        $12.389        $10.378
  Accumulation Unit Value at
   end of period                  $19.498        $14.749        $13.039        $13.444        $12.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      67             37             40             18              3
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $21.816        $19.575        $20.518        $18.641        $15.375
  Accumulation Unit Value at
   end of period                  $27.372        $21.816        $19.575        $20.518        $18.641
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,638          3,274          4,369          5,160          5,882
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.805        $12.518        $13.259        $12.173        $10.147
  Accumulation Unit Value at
   end of period                  $17.140        $13.805        $12.518        $13.259        $12.173
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56             36             49             35             41
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.360        $13.676        $14.057        $12.858        $10.376
  Accumulation Unit Value at
   end of period                  $19.370        $15.360        $13.676        $14.057        $12.858
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,426          9,256         11,729         14,405         16,807
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.655        $13.186        $13.696        $12.661        $10.324
  Accumulation Unit Value at
   end of period                  $18.287        $14.655        $13.186        $13.696        $12.661
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     107             60             55             25             39

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.797        $11.498        $10.586         $9.467              -
  Accumulation Unit Value at
   end of period                   $8.041        $12.797        $11.498        $10.586              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     238            180             79             17              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.759        $13.429        $12.207        $12.076        $11.034
  Accumulation Unit Value at
   end of period                  $10.533        $13.759        $13.429        $12.207        $12.076
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  17,271         19,439         15,381         12,403         11,042
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.279        $17.230        $14.503        $13.831        $12.214
  Accumulation Unit Value at
   end of period                  $12.115        $18.279        $17.230        $14.503        $13.831
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,816          3,134          1,544            726            479
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $21.859        $19.879        $16.431        $14.412        $12.402
  Accumulation Unit Value at
   end of period                  $15.375        $21.859        $19.879        $16.431        $14.412
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,018          6,390          3,646          1,754            943
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.782        $16.495        $14.173        $13.040        $11.776
  Accumulation Unit Value at
   end of period                  $10.376        $16.782        $16.495        $14.173        $13.040
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  19,312         21,739         15,947         11,562         10,001
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-57

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $26.240        $23.535        $28.388        $24.505        $14.380
  Accumulation Unit Value at
   end of period                  $25.608        $26.240        $23.535        $28.388        $24.505
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     480            892          1,142          1,487          1,659
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.195        $16.492        $20.103        $17.536        $10.399
  Accumulation Unit Value at
   end of period                  $17.571        $18.195        $16.492        $20.103        $17.536
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      22             17             20              8              6
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.764        $10.980        $12.498        $11.726         $8.703
  Accumulation Unit Value at
   end of period                  $15.431        $12.764        $10.980        $12.498        $11.726
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,331          3,838          4,648          5,670          6,253
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.046        $13.080        $15.045        $14.265        $10.700
  Accumulation Unit Value at
   end of period                  $18.000        $15.046        $13.080        $15.045        $14.265
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     104             68             66             30              5
TEMPLETON GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.090        $10.997        $12.025        $11.389         $8.836
  Accumulation Unit Value at
   end of period                  $16.836        $13.090        $10.997        $12.025        $11.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,307          5,922          7,426          9,221         10,684
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.088        $12.810        $14.155        $13.547        $10.621
  Accumulation Unit Value at
   end of period                  $19.203        $15.088        $12.810        $14.155        $13.547
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             30             25             10              1
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $17.498        $15.116        $15.311        $11.490         $8.329
  Accumulation Unit Value at
   end of period                  $24.738        $17.498        $15.116        $15.311        $11.490
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              9             11             11             12
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $20.552        $17.942        $18.365        $13.927        $10.203
  Accumulation Unit Value at
   end of period                  $28.753        $20.552        $17.942        $18.365        $13.927
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $30.872        $24.326        $19.265        $15.338        $12.497
  Accumulation Unit Value at
   end of period                  $14.380        $30.872        $24.326        $19.265        $15.338
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,477          1,760          1,331            890            613
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.848        $13.081        $10.956        $10.115         $8.680
  Accumulation Unit Value at
   end of period                   $8.703        $14.848        $13.081        $10.956        $10.115
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,468          8,394          7,550          5,638          4,445
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
TEMPLETON GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.583        $15.486        $12.932        $12.082        $10.592
  Accumulation Unit Value at
   end of period                   $8.836        $15.583        $15.486        $12.932        $12.082
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  12,684         14,543         10,310          6,490          4,246
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.226        $12.660        $11.233        $10.521              -
  Accumulation Unit Value at
   end of period                   $8.329        $15.226        $12.660        $11.233              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             14             12              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-58

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX
 ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.408         $1.267         $1.210         $1.087         $0.957
  Accumulation Unit Value at
   end of period                   $1.656         $1.408         $1.267         $1.210         $1.087
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      52             59             76            174            208
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.700        $13.367        $12.903        $11.707        $10.422
  Accumulation Unit Value at
   end of period                  $17.109        $14.700        $13.367        $12.903        $11.707
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.626        $10.421        $12.171        $10.084              -
  Accumulation Unit Value at
   end of period                  $13.662        $11.626        $10.421        $12.171              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25             33             34             45              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.323        $10.255        $12.104        $10.077              -
  Accumulation Unit Value at
   end of period                  $13.166        $11.323        $10.255        $12.104              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.267         $1.079         $1.121         $1.002         $0.872
  Accumulation Unit Value at
   end of period                   $1.623         $1.267         $1.079         $1.121         $1.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     273            353            452            541            578
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.155        $12.179        $12.794        $11.553        $10.162
  Accumulation Unit Value at
   end of period                  $17.945        $14.155        $12.179        $12.794        $11.553
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.842        $11.694        $12.593        $10.000              -
  Accumulation Unit Value at
   end of period                  $19.036        $13.842        $11.694        $12.593              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18             22             29             35              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.490        $11.517        $12.533        $10.000              -
  Accumulation Unit Value at
   end of period                  $18.359        $13.490        $11.517        $12.533              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX
 ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.373         $1.298         $1.178         $1.141         $1.061
  Accumulation Unit Value at
   end of period                   $0.957         $1.373         $1.298         $1.178         $1.141
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     228            238            241            309            291
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.396         $1.382         $1.186         $1.144         $1.048
  Accumulation Unit Value at
   end of period                   $0.872         $1.396         $1.382         $1.186         $1.144
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     540            561            514            404             83
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-59

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.755        $12.111        $13.038        $10.716         $7.378
  Accumulation Unit Value at end of
   period                                $17.672        $13.755        $12.111        $13.038        $10.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.487        $16.449        $17.896        $14.864        $10.341
  Accumulation Unit Value at end of
   period                                $23.504        $18.487        $16.449        $17.896        $14.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.659         $1.565         $1.668         $1.338         $0.892
  Accumulation Unit Value at end of
   period                                 $2.451         $1.659         $1.565         $1.668         $1.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 97            155            186            272            351
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.229        $18.323        $19.741        $16.006        $10.778
  Accumulation Unit Value at end of
   period                                $28.106        $19.229        $18.323        $19.741        $16.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.565        $12.103        $13.275        $11.516         $7.313
  Accumulation Unit Value at end of
   period                                $15.304        $13.565        $12.103        $13.275        $11.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              5              4              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.647        $16.813        $18.636        $16.337        $10.483
  Accumulation Unit Value at end of
   period                                $20.817        $18.647        $16.813        $18.636        $16.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.579         $1.514         $1.421         $1.351         $1.226
  Accumulation Unit Value at end of
   period                                 $1.515         $1.579         $1.514         $1.421         $1.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                415            676            614            799            890
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.785        $12.386        $11.753        $11.284        $10.355
  Accumulation Unit Value at end of
   period                                $12.136        $12.785        $12.386        $11.753        $11.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.528        $11.950        $10.831        $10.326              -
  Accumulation Unit Value at end of
   period                                 $7.378        $12.528        $11.950        $10.831              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.549         $1.384         $1.147         $1.098         $0.982
  Accumulation Unit Value at end of
   period                                 $0.892         $1.549         $1.384         $1.147         $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                347            331            312            150             47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.414        $13.739        $12.076        $10.822              -
  Accumulation Unit Value at end of
   period                                 $7.313        $13.414        $13.739        $12.076              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.218         $1.167         $1.143         $1.141         $1.111
  Accumulation Unit Value at end of
   period                                 $1.226         $1.218         $1.167         $1.143         $1.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                887            936            779            477            251
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -



(a)  Inception date July 15, 2013.



(b) Inception date August 15, 2013.

APP II-60

-------------------------------------------------------------------------------


SERIES III



                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.016        $13.145        $13.200        $11.934         $9.790
  Accumulation Unit Value at
   end of period                  $18.261        $15.016        $13.145        $13.200        $11.934
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,965         11,799         13,618         15,867         17,428
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.112        $13.368        $13.565        $12.394        $10.275
  Accumulation Unit Value at
   end of period                  $18.185        $15.112        $13.368        $13.565        $12.394
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     178             88             78             45             27
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.137         $1.015         $1.042         $0.944         $0.750
  Accumulation Unit Value at
   end of period                   $1.486         $1.137         $1.015         $1.042         $0.944
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  46,992         75,230         88,903        105,130        120,682
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.051        $13.585        $14.091        $12.894        $10.357
  Accumulation Unit Value at
   end of period                  $19.476        $15.051        $13.585        $14.091        $12.894
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     153             71             67             30              7
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.044        $14.521        $13.920        $13.302        $12.015
  Accumulation Unit Value at
   end of period                  $14.471        $15.044        $14.521        $13.920        $13.302
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  15,516          9,618         10,757         13,149         15,039
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.425        $12.120        $11.741        $11.338        $10.349
  Accumulation Unit Value at
   end of period                  $11.827        $12.425        $12.120        $11.741        $11.338
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     221            163            159            123             51
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.339        $12.776        $12.431        $12.016        $11.142
  Accumulation Unit Value at
   end of period                  $12.776        $13.339        $12.776        $12.431        $12.016
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,616          3,841          4,472          5,044          5,263
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.261        $11.868        $11.669        $11.398        $10.253
  Accumulation Unit Value at
   end of period                  $11.621        $12.261        $11.868        $11.669        $11.398
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      60             49             49             21              3

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.127        $13.486        $11.963        $10.928              -
  Accumulation Unit Value at
   end of period                   $9.790        $14.127        $13.486        $11.963              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  19,699         21,116         18,748         16,418              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.201         $1.198         $1.038         $0.942              -
  Accumulation Unit Value at
   end of period                   $0.750         $1.201         $1.198         $1.038              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                 138,218        149,898        140,470        127,132              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.482        $13.271        $12.617        $12.441              -
  Accumulation Unit Value at
   end of period                  $12.015        $13.482        $13.271        $12.617              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  13,455         13,705         11,090          9,884              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.951        $10.198        $10.025              -              -
  Accumulation Unit Value at
   end of period                  $11.142        $10.951        $10.198              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,888          1,498             68              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-61

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.390         $9.855        $10.536         $9.586         $6.979
  Accumulation Unit Value at
   end of period                  $13.722        $11.390         $9.855        $10.536         $9.586
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,009          7,574          9,783         11,878         13,084
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.515        $14.440        $15.600        $14.344        $10.552
  Accumulation Unit Value at
   end of period                  $19.687        $16.515        $14.440        $15.600        $14.344
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      38             17             18             11              -
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.759        $11.418        $12.747        $11.602         $8.293
  Accumulation Unit Value at
   end of period                  $17.474        $13.759        $11.418        $12.747        $11.602
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,602          4,656          5,871          6,958          7,929
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.875        $14.152        $15.966        $14.686         $9.572
  Accumulation Unit Value at
   end of period                  $21.208        $16.875        $14.152        $15.966        $14.686
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      95             57             50             17              2
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.832        $12.766        $16.060        $13.344         $8.415
  Accumulation Unit Value at
   end of period                  $18.706        $14.832        $12.766        $16.060        $13.344
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,194          2,827          3,605          4,552          5,133
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.891        $15.561        $19.783        $16.610         $9.849
  Accumulation Unit Value at
   end of period                  $22.328        $17.891        $15.561        $19.783        $16.610
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      50             29             34             22              9
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.490         $9.051         $9.617         $8.242         $6.013
  Accumulation Unit Value at
   end of period                  $13.418        $10.490         $9.051         $9.617         $8.242
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  19,797         32,370         40,931         50,522         58,786
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.268        $15.056        $16.167        $14.002         $9.445
  Accumulation Unit Value at
   end of period                  $21.857        $17.268        $15.056        $16.167        $14.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     483            318            315            156             71

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.066        $10.893         $9.988              -              -
  Accumulation Unit Value at
   end of period                   $6.979        $12.066        $10.893              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  14,193         11,496          3,703              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.691        $12.126        $10.241         $8.758              -
  Accumulation Unit Value at
   end of period                   $8.293        $13.691        $12.126        $10.241              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   9,101          9,397          7,455          5,723              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.415        $15.426        $12.648        $10.241              -
  Accumulation Unit Value at
   end of period                   $8.415        $18.415        $15.426        $12.648              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,330          5,779          4,357          3,050              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.917         $9.884         $9.121         $7.689              -
  Accumulation Unit Value at
   end of period                   $6.013        $10.917         $9.884         $9.121              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  65,234         64,996         52,801         41,182              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-62

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.849        $11.990        $12.423        $11.340         $8.789
  Accumulation Unit Value at
   end of period                  $18.177        $13.849        $11.990        $12.423        $11.340
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  14,058         22,603         28,337         34,132         39,363
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.513        $13.573        $14.211        $13.109         $9.280
  Accumulation Unit Value at
   end of period                  $20.149        $15.513        $13.573        $14.211        $13.109
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     480            267            281            138             25
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.037        $10.384        $12.276        $11.644         $8.278
  Accumulation Unit Value at
   end of period                  $14.394        $12.037        $10.384        $12.276        $11.644
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,694          7,611          9,449         11,301         13,177
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.999        $13.075        $15.622        $14.974         $9.373
  Accumulation Unit Value at
   end of period                  $17.749        $14.999        $13.075        $15.622        $14.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     130             98            108             51             23
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $25.180        $21.737        $25.694        $22.171        $15.069
  Accumulation Unit Value at
   end of period                  $27.572        $25.180        $21.737        $25.694        $22.171
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,040          2,225          2,847          3,465          3,605
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.797        $14.654        $17.504        $15.263        $10.483
  Accumulation Unit Value at
   end of period                  $18.201        $16.797        $14.654        $17.504        $15.263
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      47             27             27             17             12
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.599        $10.798        $11.537        $10.099         $7.725
  Accumulation Unit Value at
   end of period                  $15.678        $11.599        $10.798        $11.537        $10.099
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     409            947          1,285          1,384          1,458
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.447        $13.590        $14.674        $12.981        $10.035
  Accumulation Unit Value at
   end of period                  $19.323        $14.447        $13.590        $14.674        $12.981
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6             11             10              2              2
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.034        $16.283        $16.176        $14.603        $10.954
  Accumulation Unit Value at
   end of period                  $20.202        $18.034        $16.283        $16.176        $14.603
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   8,366         18,783         23,140         27,757         31,451
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.876        $15.398        $15.459        $14.102        $10.690
  Accumulation Unit Value at
   end of period                  $18.707        $16.876        $15.398        $15.459        $14.102
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     189            127            110             44              5

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.384        $13.928        $12.297        $11.293              -
  Accumulation Unit Value at
   end of period                   $8.789        $14.384        $13.928        $12.297              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  44,187         45,387         37,282         30,950              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.549        $12.330        $10.541         $8.568              -
  Accumulation Unit Value at
   end of period                   $8.278        $14.549        $12.330        $10.541              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  15,067         15,479         12,259          8,328              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $26.599        $20.464        $15.698        $13.036              -
  Accumulation Unit Value at
   end of period                  $15.069        $26.599        $20.464        $15.698              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,715          3,778          2,530          1,542              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.148        $10.808        $10.450         $9.403              -
  Accumulation Unit Value at
   end of period                   $7.725        $12.148        $10.808        $10.450              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,393          1,352            746            239              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.839        $15.528        $13.357        $12.914              -
  Accumulation Unit Value at
   end of period                  $10.954        $15.839        $15.528        $13.357              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  34,640         35,938         21,983         12,895              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-63

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.940        $10.807        $11.161        $10.173         $7.976
  Accumulation Unit Value at
   end of period                  $15.100        $11.940        $10.807        $11.161        $10.173
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     816          1,436          1,754          2,121          2,435
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.566        $13.323        $13.904        $12.808        $10.148
  Accumulation Unit Value at
   end of period                  $18.228        $14.566        $13.323        $13.904        $12.808
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             17             19              7              2
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.772         $9.574        $10.280         $9.150         $7.342
  Accumulation Unit Value at
   end of period                  $14.377        $10.772         $9.574        $10.280         $9.150
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     382            481            562            682            631
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.472        $12.999        $14.104        $12.687        $10.287
  Accumulation Unit Value at
   end of period                  $19.114        $14.472        $12.999        $14.104        $12.687
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              -              -              -              1
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.606        $15.086        $14.476        $12.205        $10.579
  Accumulation Unit Value at
   end of period                  $21.173        $16.606        $15.086        $14.476        $12.205
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,783          8,939         10,804         12,444         13,263
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.650        $14.368        $13.933        $11.870        $10.398
  Accumulation Unit Value at
   end of period                  $19.746        $15.650        $14.368        $13.933        $11.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     142             86             61             24              5
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.731         $9.220         $9.745         $7.730         $6.088
  Accumulation Unit Value at
   end of period                  $14.374        $10.731         $9.220         $9.745         $7.730
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     913            846          1,224          1,334            830
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.965        $15.598        $16.660        $13.355        $10.628
  Accumulation Unit Value at
   end of period                  $23.812        $17.965        $15.598        $16.660        $13.355
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10              2              3              2              1
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.618         $7.908         $8.452         $6.736         $4.772
  Accumulation Unit Value at
   end of period                  $11.706         $8.618         $7.908         $8.452         $6.736
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,121          4,256          5,232          6,510          6,954
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.405        $16.139        $17.431        $14.039        $10.051
  Accumulation Unit Value at
   end of period                  $23.394        $17.405        $16.139        $17.431        $14.039
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      53             46             53             19              1

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.392        $11.865        $10.882        $10.496              -
  Accumulation Unit Value at
   end of period                   $7.976        $12.392        $11.865        $10.882              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,772          3,208          2,681          1,776              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.520        $11.748        $10.284         $9.702              -
  Accumulation Unit Value at
   end of period                   $7.342        $11.520        $11.748        $10.284              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     599            529            277             47              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.761        $15.429        $13.399        $12.721              -
  Accumulation Unit Value at
   end of period                  $10.579        $14.761        $15.429        $13.399              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  14,569         15,008          8,977          4,409              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.244         $9.249              -              -              -
  Accumulation Unit Value at
   end of period                   $6.088         $9.244              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     769             15              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.441         $7.718         $7.223         $6.300              -
  Accumulation Unit Value at
   end of period                   $4.772         $8.441         $7.718         $7.223              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,299          7,327          6,285          5,544              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-64

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $20.419        $18.360        $18.170        $16.619        $13.404
  Accumulation Unit Value at
   end of period                  $20.782        $20.419        $18.360        $18.170        $16.619
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,975          6,673          7,843          8,792          9,258
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.323        $13.923        $13.924        $12.870        $10.489
  Accumulation Unit Value at
   end of period                  $15.432        $15.323        $13.923        $13.924        $12.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     186            132            107             70             15
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.021         $1.038         $1.056         $1.074         $1.092
  Accumulation Unit Value at
   end of period                   $1.004         $1.021         $1.038         $1.056         $1.074
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  57,253         90,101        110,786        115,774        152,111
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.945         $9.195         $9.451         $9.714         $9.978
  Accumulation Unit Value at
   end of period                   $8.702         $8.945         $9.195         $9.451         $9.714
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      83             80            100             77             71
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.284         $9.197        $10.722              -              -
  Accumulation Unit Value at
   end of period                  $14.169        $10.284         $9.197              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     521            896            485              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.092         $9.121        $10.708              -              -
  Accumulation Unit Value at
   end of period                  $13.760        $10.092         $9.121              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             19              4              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.860        $11.486        $11.691        $10.854         $8.605
  Accumulation Unit Value at
   end of period                  $16.342        $12.860        $11.486        $11.691        $10.854
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,036          1,534          1,892          2,627          3,246
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.578        $13.158        $13.533        $12.698        $10.173
  Accumulation Unit Value at
   end of period                  $18.332        $14.578        $13.158        $13.533        $12.698
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      67             40             42             16              4
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.379         $1.369         $1.291         $1.245         $1.267
  Accumulation Unit Value at
   end of period                   $1.321         $1.379         $1.369         $1.291         $1.245
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  41,146         80,681         91,836        110,869        128,780
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.782        $10.815        $10.302        $10.047        $10.328
  Accumulation Unit Value at
   end of period                  $10.215        $10.782        $10.815        $10.302        $10.047
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     291            181            189             89             27

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.324        $14.676        $13.758        $13.487              -
  Accumulation Unit Value at
   end of period                  $13.404        $15.324        $14.676        $13.758              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   8,663          8,395          5,698          4,184              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.087         $1.054         $1.024         $1.014              -
  Accumulation Unit Value at
   end of period                   $1.092         $1.087         $1.054         $1.024              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                 273,481         95,715         50,457         32,249              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.529        $11.787        $10.273         $9.626              -
  Accumulation Unit Value at
   end of period                   $8.605        $12.529        $11.787        $10.273              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,025          3,609          4,021             10              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.147         $1.098         $1.078         $1.078              -
  Accumulation Unit Value at
   end of period                   $1.267         $1.147         $1.098         $1.078              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                 163,730        133,743         90,282         59,642              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-65

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.095         $1.844         $2.011         $1.813         $1.363
  Accumulation Unit Value at
   end of period                   $2.451         $2.095         $1.844         $2.011         $1.813
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  13,347         15,427         19,664         22,724         26,186
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.681        $13.951        $15.377        $14.004        $10.644
  Accumulation Unit Value at
   end of period                  $18.157        $15.681        $13.951        $15.377        $14.004
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      39             23             25              4              -
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.780         $1.632         $1.773         $1.580         $1.235
  Accumulation Unit Value at
   end of period                   $2.255         $1.780         $1.632         $1.773         $1.580
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  12,003         14,523         18,463         22,332         27,075
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.166        $13.124        $14.409        $12.979        $10.245
  Accumulation Unit Value at
   end of period                  $17.754        $14.166        $13.124        $14.409        $12.979
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      99             65             60             28              3
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.854        $10.014              -              -              -
  Accumulation Unit Value at
   end of period                  $13.274         $9.854              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     112            101              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.768         $9.997              -              -              -
  Accumulation Unit Value at
   end of period                  $13.021         $9.768              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              2              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.979              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.902              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,902              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.966              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.841              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      65              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.370        $14.619        $14.979        $11.853         $9.940
  Accumulation Unit Value at
   end of period                  $22.124        $16.370        $14.619        $14.979        $11.853
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     902          1,355          1,887          2,199          2,348
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.506        $14.897        $15.424        $12.334        $10.452
  Accumulation Unit Value at
   end of period                  $22.076        $16.506        $14.897        $15.424        $12.334
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      43             26             28              6              1

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.326         $2.062         $1.636         $1.379              -
  Accumulation Unit Value at
   end of period                   $1.363         $2.326         $2.062         $1.636              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  28,712         24,642          8,925          3,337              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.757         $1.631         $1.491         $1.376              -
  Accumulation Unit Value at
   end of period                   $1.235         $1.757         $1.631         $1.491              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  27,921         31,745         30,309         28,216              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.719        $14.233        $12.327        $10.754              -
  Accumulation Unit Value at
   end of period                   $9.940        $14.719        $14.233        $12.327              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,375          1,626            629            224              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-66

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.192         $1.030         $1.081         $1.024         $0.704
  Accumulation Unit Value at
   end of period                   $1.567         $1.192         $1.030         $1.081         $1.024
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,716          9,235         10,976         14,252         17,849
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.719        $14.600        $15.479        $14.822        $10.293
  Accumulation Unit Value at
   end of period                  $21.756        $16.719        $14.600        $15.479        $14.822
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             31             41             11              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.951        $13.155        $13.985        $12.660         $9.757
  Accumulation Unit Value at
   end of period                  $20.045        $15.951        $13.155        $13.985        $12.660
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     305            208            253            284            326
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.593        $13.828        $14.856        $13.591        $10.584
  Accumulation Unit Value at
   end of period                  $20.633        $16.593        $13.828        $14.856        $13.591
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              5              4             10              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.139         $6.185         $6.312         $5.566         $4.113
  Accumulation Unit Value at
   end of period                   $9.605         $7.139         $6.185         $6.312         $5.566
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,530          1,218          1,422          1,177          1,351
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.805        $14.715        $15.175        $13.523        $10.096
  Accumulation Unit Value at
   end of period                  $22.374        $16.805        $14.715        $15.175        $13.523
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11              6              5              3              1
MFS HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.141              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.481              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,263              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.127              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.425              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     105              -              -              -              -
MFS INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.659         $6.660         $6.735         $6.091         $4.439
  Accumulation Unit Value at
   end of period                   $9.811         $7.659         $6.660         $6.735         $6.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     467            860            839            939          1,250
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.735        $14.706        $15.029        $13.735        $10.116
  Accumulation Unit Value at
   end of period                  $21.214        $16.735        $14.706        $15.029        $13.735
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10              1              2              2              2

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
INVESCO V.I. VALUE
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.484         $1.486         $1.335         $1.230              -
  Accumulation Unit Value at
   end of period                   $0.704         $1.484         $1.486         $1.335              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  18,997         23,789         25,947         26,828              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.985        $13.958        $11.412        $10.404              -
  Accumulation Unit Value at
   end of period                   $9.757        $14.985        $13.958        $11.412              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     367            378            321            199              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.684         $5.611         $5.290         $4.483              -
  Accumulation Unit Value at
   end of period                   $4.113         $6.684         $5.611         $5.290              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,449          1,181            916            951              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.153         $6.534         $6.178         $5.623              -
  Accumulation Unit Value at
   end of period                   $4.439         $7.153         $6.534         $6.178              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,373          1,654          1,833          1,961              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-67

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.509         $8.968         $9.326         $8.538         $6.844
  Accumulation Unit Value at
   end of period                  $13.643        $10.509         $8.968         $9.326         $8.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,083          4,546          6,136          7,490          8,615
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.045        $12.975        $13.635        $12.615        $10.218
  Accumulation Unit Value at
   end of period                  $19.329        $15.045        $12.975        $13.635        $12.615
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     104             70             71             21              3
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.252         $5.458         $5.906         $4.634         $3.324
  Accumulation Unit Value at
   end of period                   $8.466         $6.252         $5.458         $5.906         $4.634
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,119          1,482          1,894          2,527          2,332
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.381        $16.214        $17.733        $14.058        $10.192
  Accumulation Unit Value at
   end of period                  $24.628        $18.381        $16.214        $17.733        $14.058
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15              5              4              2              1
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.388        $10.394        $11.782         $8.790         $5.479
  Accumulation Unit Value at
   end of period                  $17.236        $12.388        $10.394        $11.782         $8.790
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,311          2,623          3,570          4,460          5,088
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $23.855        $20.227        $23.171        $17.468        $11.003
  Accumulation Unit Value at
   end of period                  $32.845        $23.855        $20.227        $23.171        $17.468
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      38             27             18             12              3
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.460        $12.753        $12.152        $11.502        $10.072
  Accumulation Unit Value at
   end of period                  $13.096        $13.460        $12.753        $12.152        $11.502
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  15,143          4,148          4,231          4,694          4,163
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.177        $12.616        $12.149        $11.620        $10.282
  Accumulation Unit Value at
   end of period                  $12.687        $13.177        $12.616        $12.149        $11.620
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      74             64             66             44              2
MFS RESEARCH INTERNATIONAL
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.064        $11.387        $12.996        $11.929         $9.272
  Accumulation Unit Value at
   end of period                  $15.278        $13.064        $11.387        $12.996        $11.929
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     327            903          1,181          1,228          1,382
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.555        $12.820        $14.786        $13.716        $10.774
  Accumulation Unit Value at
   end of period                  $16.843        $14.555        $12.820        $14.786        $13.716
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             19             17              4              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.402         $9.592         $8.634         $7.850              -
  Accumulation Unit Value at
   end of period                   $6.844        $10.402         $9.592         $8.634              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   9,459          9,208          6,654          4,443              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.980         $6.465         $6.413         $5.633              -
  Accumulation Unit Value at
   end of period                   $3.324         $6.980         $6.465         $6.413              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,420          2,647          2,782          3,117              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.186         $9.114         $8.188         $6.826              -
  Accumulation Unit Value at
   end of period                   $5.479         $9.186         $9.114         $8.188              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,100          6,775          5,496          3,107              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.493        $10.241        $10.012         $9.978              -
  Accumulation Unit Value at
   end of period                  $10.072        $10.493        $10.241        $10.012              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,277          2,215            725             99              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS RESEARCH INTERNATIONAL
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.373        $14.761        $11.957        $10.019              -
  Accumulation Unit Value at
   end of period                   $9.272        $16.373        $14.761        $11.957              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,468            802            288             14              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-68

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.269        $11.508        $11.759        $10.320         $8.041
  Accumulation Unit Value at
   end of period                  $17.257        $13.269        $11.508        $11.759        $10.320
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     174            331            297            247            301
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.183        $14.184        $14.646        $12.989        $10.227
  Accumulation Unit Value at
   end of period                  $20.827        $16.183        $14.184        $14.646        $12.989
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              2              1              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.457        $13.217        $13.210        $12.222        $10.533
  Accumulation Unit Value at
   end of period                  $16.920        $14.457        $13.217        $13.210        $12.222
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,700          9,364         11,381         13,818         15,685
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.548        $12.517        $12.642        $11.821        $10.294
  Accumulation Unit Value at
   end of period                  $15.691        $13.548        $12.517        $12.642        $11.821
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     203            159            153             83             35
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $17.957        $15.710        $16.028        $14.617        $12.115
  Accumulation Unit Value at
   end of period                  $23.990        $17.957        $15.710        $16.028        $14.617
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,957          2,208          2,873          3,287          3,540
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.749        $13.039        $13.444        $12.389        $10.378
  Accumulation Unit Value at
   end of period                  $19.498        $14.749        $13.039        $13.444        $12.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      67             37             40             18              3
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $21.816        $19.575        $20.518        $18.641        $15.375
  Accumulation Unit Value at
   end of period                  $27.372        $21.816        $19.575        $20.518        $18.641
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,638          3,274          4,369          5,160          5,882
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.805        $12.518        $13.259        $12.173        $10.147
  Accumulation Unit Value at
   end of period                  $17.140        $13.805        $12.518        $13.259        $12.173
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56             36             49             35             41
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.360        $13.676        $14.057        $12.858        $10.376
  Accumulation Unit Value at
   end of period                  $19.370        $15.360        $13.676        $14.057        $12.858
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,426          9,256         11,729         14,405         16,807
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.655        $13.186        $13.696        $12.661        $10.324
  Accumulation Unit Value at
   end of period                  $18.287        $14.655        $13.186        $13.696        $12.661
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     107             60             55             25             39

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.797        $11.498        $10.586         $9.467              -
  Accumulation Unit Value at
   end of period                   $8.041        $12.797        $11.498        $10.586              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     238            180             79             17              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.759        $13.429        $12.207        $11.833              -
  Accumulation Unit Value at
   end of period                  $10.533        $13.759        $13.429        $12.207              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  17,271         19,439         15,381         12,403              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.279        $17.230        $14.503        $13.672              -
  Accumulation Unit Value at
   end of period                  $12.115        $18.279        $17.230        $14.503              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,816          3,134          1,544            726              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $21.859        $19.879        $16.431        $14.498              -
  Accumulation Unit Value at
   end of period                  $15.375        $21.859        $19.879        $16.431              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,018          6,390          3,646          1,754              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.782        $16.495        $14.173        $12.904              -
  Accumulation Unit Value at
   end of period                  $10.376        $16.782        $16.495        $14.173              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  19,312         21,739         15,947         11,562              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-69

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $26.240        $23.535        $28.388        $24.505        $14.380
  Accumulation Unit Value at
   end of period                  $25.608        $26.240        $23.535        $28.388        $24.505
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     480            892          1,142          1,487          1,659
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.195        $16.492        $20.103        $17.536        $10.399
  Accumulation Unit Value at
   end of period                  $17.571        $18.195        $16.492        $20.103        $17.536
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      22             17             20              8              6
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.764        $10.980        $12.498        $11.726         $8.703
  Accumulation Unit Value at
   end of period                  $15.431        $12.764        $10.980        $12.498        $11.726
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,331          3,838          4,648          5,670          6,253
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.046        $13.080        $15.045        $14.265        $10.700
  Accumulation Unit Value at
   end of period                  $18.000        $15.046        $13.080        $15.045        $14.265
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     104             68             66             30              5
TEMPLETON GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.090        $10.997        $12.025        $11.389         $8.836
  Accumulation Unit Value at
   end of period                  $16.836        $13.090        $10.997        $12.025        $11.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,307          5,922          7,426          9,221         10,684
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.088        $12.810        $14.155        $13.547        $10.621
  Accumulation Unit Value at
   end of period                  $19.203        $15.088        $12.810        $14.155        $13.547
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             30             25             10              1

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $30.872        $24.326        $19.265        $15.181              -
  Accumulation Unit Value at
   end of period                  $14.380        $30.872        $24.326        $19.265              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,477          1,760          1,331            890              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.848        $13.081        $10.956         $9.819              -
  Accumulation Unit Value at
   end of period                   $8.703        $14.848        $13.081        $10.956              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,468          8,394          7,550          5,638              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
TEMPLETON GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.583        $15.486        $12.932        $11.845              -
  Accumulation Unit Value at
   end of period                   $8.836        $15.583        $15.486        $12.932              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  12,684         14,543         10,310          6,490              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -



(a)  Inception date July 15, 2013.



(b) Inception date August 15, 2013.



HARTFORD SELECT LEADERS OUTLOOK III



                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.016        $13.145        $13.200        $11.934         $9.790
  Accumulation Unit Value at
   end of period                  $18.261        $15.016        $13.145        $13.200        $11.934
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,965         11,799         13,618         15,867         17,428
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.112        $13.368        $13.565        $12.394        $10.275
  Accumulation Unit Value at
   end of period                  $18.185        $15.112        $13.368        $13.565        $12.394
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     178             88             78             45             27

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.127        $13.486        $12.506              -              -
  Accumulation Unit Value at
   end of period                   $9.790        $14.127        $13.486              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  19,699         21,116         18,748              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-70

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.137         $1.015         $1.042         $0.944         $0.750
  Accumulation Unit Value at
   end of period                   $1.486         $1.137         $1.015         $1.042         $0.944
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  46,992         75,230         88,903        105,130        120,682
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.051        $13.585        $14.091        $12.894        $10.357
  Accumulation Unit Value at
   end of period                  $19.476        $15.051        $13.585        $14.091        $12.894
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     153             71             67             30              7
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.044        $14.521        $13.920        $13.302        $12.015
  Accumulation Unit Value at
   end of period                  $14.471        $15.044        $14.521        $13.920        $13.302
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  15,516          9,618         10,757         13,149         15,039
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.425        $12.120        $11.741        $11.338        $10.349
  Accumulation Unit Value at
   end of period                  $11.827        $12.425        $12.120        $11.741        $11.338
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     221            163            159            123             51
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.339        $12.776        $12.431        $12.016        $11.142
  Accumulation Unit Value at
   end of period                  $12.776        $13.339        $12.776        $12.431        $12.016
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,616          3,841          4,472          5,044          5,263
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.261        $11.868        $11.669        $11.398        $10.253
  Accumulation Unit Value at
   end of period                  $11.621        $12.261        $11.868        $11.669        $11.398
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      60             49             49             21              3
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.390         $9.855        $10.536         $9.586         $6.979
  Accumulation Unit Value at
   end of period                  $13.722        $11.390         $9.855        $10.536         $9.586
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,009          7,574          9,783         11,878         13,084
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.515        $14.440        $15.600        $14.344        $10.552
  Accumulation Unit Value at
   end of period                  $19.687        $16.515        $14.440        $15.600        $14.344
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      38             17             18             11              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.201         $1.198         $1.069              -              -
  Accumulation Unit Value at
   end of period                   $0.750         $1.201         $1.198              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                 138,218        149,898        140,470              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.482        $13.271        $12.813              -              -
  Accumulation Unit Value at
   end of period                  $12.015        $13.482        $13.271              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  13,455         13,705         11,090              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.951        $10.198        $10.025              -              -
  Accumulation Unit Value at
   end of period                  $11.142        $10.951        $10.198              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,888          1,498             68              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.066        $10.893         $9.641              -              -
  Accumulation Unit Value at
   end of period                   $6.979        $12.066        $10.893              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  14,193         11,496          3,703              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-71

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.759        $11.418        $12.747        $11.602         $8.293
  Accumulation Unit Value at
   end of period                  $17.474        $13.759        $11.418        $12.747        $11.602
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,602          4,656          5,871          6,958          7,929
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.875        $14.152        $15.966        $14.686         $9.572
  Accumulation Unit Value at
   end of period                  $21.208        $16.875        $14.152        $15.966        $14.686
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      95             57             50             17              2
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.832        $12.766        $16.060        $13.344         $8.415
  Accumulation Unit Value at
   end of period                  $18.706        $14.832        $12.766        $16.060        $13.344
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,194          2,827          3,605          4,552          5,133
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.891        $15.561        $19.783        $16.610         $9.849
  Accumulation Unit Value at
   end of period                  $22.328        $17.891        $15.561        $19.783        $16.610
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      50             29             34             22              9
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.490         $9.051         $9.617         $8.242         $6.013
  Accumulation Unit Value at
   end of period                  $13.418        $10.490         $9.051         $9.617         $8.242
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  19,797         32,370         40,931         50,522         58,786
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.268        $15.056        $16.167        $14.002         $9.445
  Accumulation Unit Value at
   end of period                  $21.857        $17.268        $15.056        $16.167        $14.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     483            318            315            156             71
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.849        $11.990        $12.423        $11.340         $8.789
  Accumulation Unit Value at
   end of period                  $18.177        $13.849        $11.990        $12.423        $11.340
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  14,058         22,603         28,337         34,132         39,363
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.513        $13.573        $14.211        $13.109         $9.280
  Accumulation Unit Value at
   end of period                  $20.149        $15.513        $13.573        $14.211        $13.109
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     480            267            281            138             25

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.691        $12.126        $10.821              -              -
  Accumulation Unit Value at
   end of period                   $8.293        $13.691        $12.126              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   9,101          9,397          7,455              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.415        $15.426        $13.365              -              -
  Accumulation Unit Value at
   end of period                   $8.415        $18.415        $15.426              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,330          5,779          4,357              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.917         $9.884         $9.042              -              -
  Accumulation Unit Value at
   end of period                   $6.013        $10.917         $9.884              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  65,234         64,996         52,801              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.384        $13.928        $12.522              -              -
  Accumulation Unit Value at
   end of period                   $8.789        $14.384        $13.928              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  44,187         45,387         37,282              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-72

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.037        $10.384        $12.276        $11.644         $8.278
  Accumulation Unit Value at
   end of period                  $14.394        $12.037        $10.384        $12.276        $11.644
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,694          7,611          9,449         11,301         13,177
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.999        $13.075        $15.622        $14.974         $9.373
  Accumulation Unit Value at
   end of period                  $17.749        $14.999        $13.075        $15.622        $14.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     130             98            108             51             23
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $25.180        $21.737        $25.694        $22.171        $15.069
  Accumulation Unit Value at
   end of period                  $27.572        $25.180        $21.737        $25.694        $22.171
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,040          2,225          2,847          3,465          3,605
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.797        $14.654        $17.504        $15.263        $10.483
  Accumulation Unit Value at
   end of period                  $18.201        $16.797        $14.654        $17.504        $15.263
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      47             27             27             17             12
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.599        $10.798        $11.537        $10.099         $7.725
  Accumulation Unit Value at
   end of period                  $15.678        $11.599        $10.798        $11.537        $10.099
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     409            947          1,285          1,384          1,458
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.447        $13.590        $14.674        $12.981        $10.035
  Accumulation Unit Value at
   end of period                  $19.323        $14.447        $13.590        $14.674        $12.981
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6             11             10              2              2
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.034        $16.283        $16.176        $14.603        $10.954
  Accumulation Unit Value at
   end of period                  $20.202        $18.034        $16.283        $16.176        $14.603
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   8,366         18,783         23,140         27,757         31,451
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.876        $15.398        $15.459        $14.102        $10.690
  Accumulation Unit Value at
   end of period                  $18.707        $16.876        $15.398        $15.459        $14.102
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     189            127            110             44              5
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.940        $10.807        $11.161        $10.173         $7.976
  Accumulation Unit Value at
   end of period                  $15.100        $11.940        $10.807        $11.161        $10.173
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     816          1,436          1,754          2,121          2,435
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.566        $13.323        $13.904        $12.808        $10.148
  Accumulation Unit Value at
   end of period                  $18.228        $14.566        $13.323        $13.904        $12.808
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             17             19              7              2

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.549        $12.330        $11.290              -              -
  Accumulation Unit Value at
   end of period                   $8.278        $14.549        $12.330              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  15,067         15,479         12,259              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $26.599        $20.464        $17.526              -              -
  Accumulation Unit Value at
   end of period                  $15.069        $26.599        $20.464              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,715          3,778          2,530              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.148        $10.808        $10.019              -              -
  Accumulation Unit Value at
   end of period                   $7.725        $12.148        $10.808              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,393          1,352            746              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.839        $15.528        $14.404              -              -
  Accumulation Unit Value at
   end of period                  $10.954        $15.839        $15.528              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  34,640         35,938         21,983              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.392        $11.865        $10.629              -              -
  Accumulation Unit Value at
   end of period                   $7.976        $12.392        $11.865              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,772          3,208          2,681              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-73

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.772         $9.574        $10.280         $9.150         $7.342
  Accumulation Unit Value at
   end of period                  $14.377        $10.772         $9.574        $10.280         $9.150
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     382            481            562            682            631
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.472        $12.999        $14.104        $12.687        $10.287
  Accumulation Unit Value at
   end of period                  $19.114        $14.472        $12.999        $14.104        $12.687
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              -              -              -              1
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.606        $15.086        $14.476        $12.205        $10.579
  Accumulation Unit Value at
   end of period                  $21.173        $16.606        $15.086        $14.476        $12.205
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,783          8,939         10,804         12,444         13,263
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.650        $14.368        $13.933        $11.870        $10.398
  Accumulation Unit Value at
   end of period                  $19.746        $15.650        $14.368        $13.933        $11.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     142             86             61             24              5
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.731         $9.220         $9.745         $7.730         $6.088
  Accumulation Unit Value at
   end of period                  $14.374        $10.731         $9.220         $9.745         $7.730
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     913            846          1,224          1,334            830
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.965        $15.598        $16.660        $13.355        $10.628
  Accumulation Unit Value at
   end of period                  $23.812        $17.965        $15.598        $16.660        $13.355
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10              2              3              2              1
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.618         $7.908         $8.452         $6.736         $4.772
  Accumulation Unit Value at
   end of period                  $11.706         $8.618         $7.908         $8.452         $6.736
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,121          4,256          5,232          6,510          6,954
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.405        $16.139        $17.431        $14.039        $10.051
  Accumulation Unit Value at
   end of period                  $23.394        $17.405        $16.139        $17.431        $14.039
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      53             46             53             19              1
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $20.419        $18.360        $18.170        $16.619        $13.404
  Accumulation Unit Value at
   end of period                  $20.782        $20.419        $18.360        $18.170        $16.619
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,975          6,673          7,843          8,792          9,258
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.323        $13.923        $13.924        $12.870        $10.489
  Accumulation Unit Value at
   end of period                  $15.432        $15.323        $13.923        $13.924        $12.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     186            132            107             70             15

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.520        $11.748        $10.518              -              -
  Accumulation Unit Value at
   end of period                   $7.342        $11.520        $11.748              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     599            529            277              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.761        $15.429        $13.957              -              -
  Accumulation Unit Value at
   end of period                  $10.579        $14.761        $15.429              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  14,569         15,008          8,977              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.244         $9.249              -              -              -
  Accumulation Unit Value at
   end of period                   $6.088         $9.244              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     769             15              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.441         $7.718         $6.926              -              -
  Accumulation Unit Value at
   end of period                   $4.772         $8.441         $7.718              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,299          7,327          6,285              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.324        $14.676        $14.087              -              -
  Accumulation Unit Value at
   end of period                  $13.404        $15.324        $14.676              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   8,663          8,395          5,698              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-74

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.021         $1.038         $1.056         $1.074         $1.092
  Accumulation Unit Value at
   end of period                   $1.004         $1.021         $1.038         $1.056         $1.074
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  57,253         90,101        110,786        115,774        152,111
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.945         $9.195         $9.451         $9.714         $9.978
  Accumulation Unit Value at
   end of period                   $8.702         $8.945         $9.195         $9.451         $9.714
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      83             80            100             77             71
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.284         $9.197        $10.722              -              -
  Accumulation Unit Value at
   end of period                  $14.169        $10.284         $9.197              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     521            896            485              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.092         $9.121        $10.708              -              -
  Accumulation Unit Value at
   end of period                  $13.760        $10.092         $9.121              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             19              4              -              -
INVESCO V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.126        $11.403        $11.504         $9.577         $7.000
  Accumulation Unit Value at
   end of period                  $17.284        $13.126        $11.403        $11.504         $9.577
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      36             56             75             98             98
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.979        $16.662        $16.986        $14.290        $10.555
  Accumulation Unit Value at
   end of period                  $24.730        $18.979        $16.662        $16.986        $14.290
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.510        $14.120        $14.672        $12.899        $10.217
  Accumulation Unit Value at
   end of period                  $22.019        $16.510        $14.120        $14.672        $12.899
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             55             70             87             89
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.266        $14.059        $14.762        $13.115        $10.498
  Accumulation Unit Value at
   end of period                  $21.468        $16.266        $14.059        $14.762        $13.115
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.860        $11.486        $11.691        $10.854         $8.605
  Accumulation Unit Value at
   end of period                  $16.342        $12.860        $11.486        $11.691        $10.854
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,036          1,534          1,892          2,627          3,246
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.578        $13.158        $13.533        $12.698        $10.173
  Accumulation Unit Value at
   end of period                  $18.332        $14.578        $13.158        $13.533        $12.698
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      67             40             42             16              4

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.087         $1.054         $1.041              -              -
  Accumulation Unit Value at
   end of period                   $1.092         $1.087         $1.054              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                 273,481         95,715         50,457              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.154        $11.474         $9.894              -              -
  Accumulation Unit Value at
   end of period                   $7.000        $12.154        $11.474              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     105             64             17              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.188        $16.858        $15.156              -              -
  Accumulation Unit Value at
   end of period                  $10.217        $16.188        $16.858              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      92             83             30              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.529        $11.787        $10.595              -              -
  Accumulation Unit Value at
   end of period                   $8.605        $12.529        $11.787              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,025          3,609          4,021              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-75

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.245         $9.662        $10.610              -              -
  Accumulation Unit Value at
   end of period                  $14.456        $11.245         $9.662              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.035         $9.582        $10.596              -              -
  Accumulation Unit Value at
   end of period                  $14.039        $11.035         $9.582              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.379         $1.369         $1.291         $1.245         $1.267
  Accumulation Unit Value at
   end of period                   $1.321         $1.379         $1.369         $1.291         $1.245
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  41,146         80,681         91,836        110,869        128,780
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.782        $10.815        $10.302        $10.047        $10.328
  Accumulation Unit Value at
   end of period                  $10.215        $10.782        $10.815        $10.302        $10.047
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     291            181            189             89             27
INVESCO V.I. GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.509        $14.685        $15.282        $13.855        $11.355
  Accumulation Unit Value at
   end of period                  $21.712        $16.509        $14.685        $15.282        $13.855
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      93            119            172            212            230
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.432        $12.973        $13.643        $12.500        $10.352
  Accumulation Unit Value at
   end of period                  $18.782        $14.432        $12.973        $13.643        $12.500
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.095         $1.844         $2.011         $1.813         $1.363
  Accumulation Unit Value at
   end of period                   $2.451         $2.095         $1.844         $2.011         $1.813
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  13,347         15,427         19,664         22,724         26,186
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.720         $8.578        $10.219              -              -
  Accumulation Unit Value at
   end of period                  $11.345         $9.720         $8.578              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     109            120            131              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $2.048         $1.807         $1.974         $1.783         $1.344
  Accumulation Unit Value at
   end of period                   $2.392         $2.048         $1.807         $1.974         $1.783
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     868          1,139          1,570          1,843          2,226
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $16.069        $14.210        $16.951              -              -
  Accumulation Unit Value at
   end of period                  $18.718        $16.069        $14.210              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              2              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.147         $1.098         $1.078              -              -
  Accumulation Unit Value at
   end of period                   $1.267         $1.147         $1.098              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                 163,730        133,743         90,282              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $17.038        $16.903        $15.216              -              -
  Accumulation Unit Value at
   end of period                  $11.355        $17.038        $16.903              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     238            193             60              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.326         $2.062         $1.782              -              -
  Accumulation Unit Value at
   end of period                   $1.363         $2.326         $2.062              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  28,712         24,642          8,925              -              -
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $2.297         $2.041         $1.765              -              -
  Accumulation Unit Value at
   end of period                   $1.344         $2.297         $2.041              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,498          2,522          1,449              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-76

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.025         $1.788         $1.956         $1.768         $1.334
  Accumulation Unit Value at
   end of period                   $2.362         $2.025         $1.788         $1.956         $1.768
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,801          3,111          4,170          5,152          6,359
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.580         $8.480        $10.123              -              -
  Accumulation Unit Value at
   end of period                  $11.148         $9.580         $8.480              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     158            136            146              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.983         $1.755         $1.924         $1.742         $1.317
  Accumulation Unit Value at
   end of period                   $2.309         $1.983         $1.755         $1.924         $1.742
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,433          6,196          8,953         11,599         19,521
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.488         $8.415        $10.059              -              -
  Accumulation Unit Value at
   end of period                  $11.019         $9.488         $8.415              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6             12             16              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.983         $1.755         $1.924         $1.742         $1.317
  Accumulation Unit Value at
   end of period                   $2.309         $1.983         $1.755         $1.924         $1.742
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,433          6,196          8,953         11,599         19,521
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.488         $8.415        $10.059              -              -
  Accumulation Unit Value at
   end of period                  $11.019         $9.488         $8.415              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6             12             16              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $1.933         $1.714         $1.884         $1.711         $1.296
  Accumulation Unit Value at
   end of period                   $2.245         $1.933         $1.714         $1.884         $1.711
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,492          1,268          1,835            981            642
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.374         $8.335         $9.980              -              -
  Accumulation Unit Value at
   end of period                  $10.860         $9.374         $8.335              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      23             24             39              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.924         $1.708         $1.877         $1.706         $1.293
  Accumulation Unit Value at
   end of period                   $2.233         $1.924         $1.708         $1.877         $1.706
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     876          1,203          1,401          1,621          1,907
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.352         $8.319         $9.964              -              -
  Accumulation Unit Value at
   end of period                  $10.828         $9.352         $8.319              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              6              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.681        $13.951        $15.377        $14.004        $10.644
  Accumulation Unit Value at
   end of period                  $18.157        $15.681        $13.951        $15.377        $14.004
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      39             23             25              4              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.283         $2.030         $1.756              -              -
  Accumulation Unit Value at
   end of period                   $1.334         $2.283         $2.030              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,988          7,667          4,199              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $2.258         $2.012         $1.742              -              -
  Accumulation Unit Value at
   end of period                   $1.317         $2.258         $2.012              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  14,250         13,092          6,846              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.258         $2.012         $1.742              -              -
  Accumulation Unit Value at
   end of period                   $1.317         $2.258         $2.012              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  14,250         13,092          6,846              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.224         $1.987         $1.723              -              -
  Accumulation Unit Value at
   end of period                   $1.293         $2.224         $1.987              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,063          1,559            748              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-77

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.520        $13.841        $16.605              -              -
  Accumulation Unit Value at
   end of period                  $17.926        $15.520        $13.841              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              2              -              -
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.780         $1.632         $1.773         $1.580         $1.235
  Accumulation Unit Value at
   end of period                   $2.255         $1.780         $1.632         $1.773         $1.580
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  12,003         14,523         18,463         22,332         27,075
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.166        $13.124        $14.409        $12.979        $10.245
  Accumulation Unit Value at
   end of period                  $17.754        $14.166        $13.124        $14.409        $12.979
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      99             65             60             28              3
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.854        $10.014              -              -              -
  Accumulation Unit Value at
   end of period                  $13.274         $9.854              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     112            101              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.768         $9.997              -              -              -
  Accumulation Unit Value at
   end of period                  $13.021         $9.768              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              2              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.979              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.902              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,902              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.966              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.841              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      65              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.370        $14.619        $14.979        $11.853         $9.940
  Accumulation Unit Value at
   end of period                  $22.124        $16.370        $14.619        $14.979        $11.853
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     902          1,355          1,887          2,199          2,348
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.506        $14.897        $15.424        $12.334        $10.452
  Accumulation Unit Value at
   end of period                  $22.076        $16.506        $14.897        $15.424        $12.334
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      43             26             28              6              1

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.757         $1.631         $1.468              -              -
  Accumulation Unit Value at
   end of period                   $1.235         $1.757         $1.631              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  27,921         31,745         30,309              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.719        $14.233        $12.778              -              -
  Accumulation Unit Value at
   end of period                   $9.940        $14.719        $14.233              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,375          1,626            629              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-78

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.192         $1.030         $1.081         $1.024         $0.704
  Accumulation Unit Value at
   end of period                   $1.567         $1.192         $1.030         $1.081         $1.024
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,716          9,235         10,976         14,252         17,849
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.719        $14.600        $15.479        $14.822        $10.293
  Accumulation Unit Value at
   end of period                  $21.756        $16.719        $14.600        $15.479        $14.822
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             31             41             11              -
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.713         $6.750         $6.937         $6.019         $4.623
  Accumulation Unit Value at
   end of period                  $10.207         $7.713         $6.750         $6.937         $6.019
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     214            249            314            361            418
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.579        $14.662        $15.226        $13.352        $10.363
  Accumulation Unit Value at
   end of period                  $21.711        $16.579        $14.662        $15.226        $13.352
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              3              3              2              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.951        $13.155        $13.985        $12.660         $9.757
  Accumulation Unit Value at
   end of period                  $20.045        $15.951        $13.155        $13.985        $12.660
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     305            208            253            284            326
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.593        $13.828        $14.856        $13.591        $10.584
  Accumulation Unit Value at
   end of period                  $20.633        $16.593        $13.828        $14.856        $13.591
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              5              4             10              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.139         $6.185         $6.312         $5.566         $4.113
  Accumulation Unit Value at
   end of period                   $9.605         $7.139         $6.185         $6.312         $5.566
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,530          1,218          1,422          1,177          1,351
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.805        $14.715        $15.175        $13.523        $10.096
  Accumulation Unit Value at
   end of period                  $22.374        $16.805        $14.715        $15.175        $13.523
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11              6              5              3              1
MFS HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.141              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.481              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,263              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.127              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.425              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     105              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
INVESCO V.I. VALUE
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.484         $1.486         $1.309              -              -
  Accumulation Unit Value at
   end of period                   $0.704         $1.484         $1.486              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  18,997         23,789         25,947              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.729         $7.073         $6.219              -              -
  Accumulation Unit Value at
   end of period                   $4.623         $7.729         $7.073              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     476            556            727              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.985        $13.958        $12.467              -              -
  Accumulation Unit Value at
   end of period                   $9.757        $14.985        $13.958              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     367            378            321              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.684         $5.611         $4.952              -              -
  Accumulation Unit Value at
   end of period                   $4.113         $6.684         $5.611              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,449          1,181            916              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-79

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.659         $6.660         $6.735         $6.091         $4.439
  Accumulation Unit Value at
   end of period                   $9.811         $7.659         $6.660         $6.735         $6.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     467            860            839            939          1,250
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.735        $14.706        $15.029        $13.735        $10.116
  Accumulation Unit Value at
   end of period                  $21.214        $16.735        $14.706        $15.029        $13.735
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10              1              2              2              2
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.509         $8.968         $9.326         $8.538         $6.844
  Accumulation Unit Value at
   end of period                  $13.643        $10.509         $8.968         $9.326         $8.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,083          4,546          6,136          7,490          8,615
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.045        $12.975        $13.635        $12.615        $10.218
  Accumulation Unit Value at
   end of period                  $19.329        $15.045        $12.975        $13.635        $12.615
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     104             70             71             21              3
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.252         $5.458         $5.906         $4.634         $3.324
  Accumulation Unit Value at
   end of period                   $8.466         $6.252         $5.458         $5.906         $4.634
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,119          1,482          1,894          2,527          2,332
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.381        $16.214        $17.733        $14.058        $10.192
  Accumulation Unit Value at
   end of period                  $24.628        $18.381        $16.214        $17.733        $14.058
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15              5              4              2              1
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.388        $10.394        $11.782         $8.790         $5.479
  Accumulation Unit Value at
   end of period                  $17.236        $12.388        $10.394        $11.782         $8.790
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,311          2,623          3,570          4,460          5,088
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $23.855        $20.227        $23.171        $17.468        $11.003
  Accumulation Unit Value at
   end of period                  $32.845        $23.855        $20.227        $23.171        $17.468
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      38             27             18             12              3
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.460        $12.753        $12.152        $11.502        $10.072
  Accumulation Unit Value at
   end of period                  $13.096        $13.460        $12.753        $12.152        $11.502
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  15,143          4,148          4,231          4,694          4,163
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.177        $12.616        $12.149        $11.620        $10.282
  Accumulation Unit Value at
   end of period                  $12.687        $13.177        $12.616        $12.149        $11.620
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      74             64             66             44              2

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.153         $6.534         $5.872              -              -
  Accumulation Unit Value at
   end of period                   $4.439         $7.153         $6.534              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,373          1,654          1,833              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.402         $9.592         $8.653              -              -
  Accumulation Unit Value at
   end of period                   $6.844        $10.402         $9.592              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   9,459          9,208          6,654              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.980         $6.465         $5.753              -              -
  Accumulation Unit Value at
   end of period                   $3.324         $6.980         $6.465              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,420          2,647          2,782              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.186         $9.114         $7.609              -              -
  Accumulation Unit Value at
   end of period                   $5.479         $9.186         $9.114              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,100          6,775          5,496              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.493        $10.241         $9.941              -              -
  Accumulation Unit Value at
   end of period                  $10.072        $10.493        $10.241              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,277          2,215            725              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-80

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
MFS RESEARCH INTERNATIONAL
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.064        $11.387        $12.996        $11.929         $9.272
  Accumulation Unit Value at
   end of period                  $15.278        $13.064        $11.387        $12.996        $11.929
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     327            903          1,181          1,228          1,382
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.555        $12.820        $14.786        $13.716        $10.774
  Accumulation Unit Value at
   end of period                  $16.843        $14.555        $12.820        $14.786        $13.716
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             19             17              4              -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.269        $11.508        $11.759        $10.320         $8.041
  Accumulation Unit Value at
   end of period                  $17.257        $13.269        $11.508        $11.759        $10.320
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     174            331            297            247            301
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.183        $14.184        $14.646        $12.989        $10.227
  Accumulation Unit Value at
   end of period                  $20.827        $16.183        $14.184        $14.646        $12.989
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              2              1              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.457        $13.217        $13.210        $12.222        $10.533
  Accumulation Unit Value at
   end of period                  $16.920        $14.457        $13.217        $13.210        $12.222
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,700          9,364         11,381         13,818         15,685
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.548        $12.517        $12.642        $11.821        $10.294
  Accumulation Unit Value at
   end of period                  $15.691        $13.548        $12.517        $12.642        $11.821
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     203            159            153             83             35
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $17.957        $15.710        $16.028        $14.617        $12.115
  Accumulation Unit Value at
   end of period                  $23.990        $17.957        $15.710        $16.028        $14.617
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,957          2,208          2,873          3,287          3,540
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.749        $13.039        $13.444        $12.389        $10.378
  Accumulation Unit Value at
   end of period                  $19.498        $14.749        $13.039        $13.444        $12.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      67             37             40             18              3
MORGAN STANLEY - MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.487        $10.795        $11.829         $9.083         $5.773
  Accumulation Unit Value at
   end of period                  $15.512        $11.487        $10.795        $11.829         $9.083
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18             21             30             31             33
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $19.581        $18.596        $20.593        $15.979        $10.262
  Accumulation Unit Value at
   end of period                  $26.167        $19.581        $18.596        $20.593        $15.979
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
MFS RESEARCH INTERNATIONAL
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.373        $14.761        $13.142              -              -
  Accumulation Unit Value at
   end of period                   $9.272        $16.373        $14.761              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,468            802            288              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.797        $11.498        $10.257              -              -
  Accumulation Unit Value at
   end of period                   $8.041        $12.797        $11.498              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     238            180             79              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.759        $13.429        $12.361              -              -
  Accumulation Unit Value at
   end of period                  $10.533        $13.759        $13.429              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  17,271         19,439         15,381              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.279        $17.230        $15.359              -              -
  Accumulation Unit Value at
   end of period                  $12.115        $18.279        $17.230              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,816          3,134          1,544              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MORGAN STANLEY - MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.335         $9.400         $8.141              -              -
  Accumulation Unit Value at
   end of period                   $5.773        $11.335         $9.400              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             17             10              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                   APP II-81

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $21.816        $19.575        $20.518        $18.641        $15.375
  Accumulation Unit Value at
   end of period                  $27.372        $21.816        $19.575        $20.518        $18.641
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,638          3,274          4,369          5,160          5,882
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.805        $12.518        $13.259        $12.173        $10.147
  Accumulation Unit Value at
   end of period                  $17.140        $13.805        $12.518        $13.259        $12.173
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56             36             49             35             41
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.360        $13.676        $14.057        $12.858        $10.376
  Accumulation Unit Value at
   end of period                  $19.370        $15.360        $13.676        $14.057        $12.858
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,426          9,256         11,729         14,405         16,807
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.655        $13.186        $13.696        $12.661        $10.324
  Accumulation Unit Value at
   end of period                  $18.287        $14.655        $13.186        $13.696        $12.661
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     107             60             55             25             39
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $26.240        $23.535        $28.388        $24.505        $14.380
  Accumulation Unit Value at
   end of period                  $25.608        $26.240        $23.535        $28.388        $24.505
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     480            892          1,142          1,487          1,659
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.195        $16.492        $20.103        $17.536        $10.399
  Accumulation Unit Value at
   end of period                  $17.571        $18.195        $16.492        $20.103        $17.536
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      22             17             20              8              6
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.764        $10.980        $12.498        $11.726         $8.703
  Accumulation Unit Value at
   end of period                  $15.431        $12.764        $10.980        $12.498        $11.726
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,331          3,838          4,648          5,670          6,253
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.046        $13.080        $15.045        $14.265        $10.700
  Accumulation Unit Value at
   end of period                  $18.000        $15.046        $13.080        $15.045        $14.265
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     104             68             66             30              5
TEMPLETON GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.090        $10.997        $12.025        $11.389         $8.836
  Accumulation Unit Value at
   end of period                  $16.836        $13.090        $10.997        $12.025        $11.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,307          5,922          7,426          9,221         10,684
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.088        $12.810        $14.155        $13.547        $10.621
  Accumulation Unit Value at
   end of period                  $19.203        $15.088        $12.810        $14.155        $13.547
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             30             25             10              1

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $21.859        $19.879        $17.862              -              -
  Accumulation Unit Value at
   end of period                  $15.375        $21.859        $19.879              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,018          6,390          3,646              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.782        $16.495        $14.883              -              -
  Accumulation Unit Value at
   end of period                  $10.376        $16.782        $16.495              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  19,312         21,739         15,947              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $30.872        $24.326        $21.019              -              -
  Accumulation Unit Value at
   end of period                  $14.380        $30.872        $24.326              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,477          1,760          1,331              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.848        $13.081        $11.703              -              -
  Accumulation Unit Value at
   end of period                   $8.703        $14.848        $13.081              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,468          8,394          7,550              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
TEMPLETON GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.583        $15.486        $13.669              -              -
  Accumulation Unit Value at
   end of period                   $8.836        $15.583        $15.486              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  12,684         14,543         10,310              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP II-82

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
UIF CORE PLUS FIXED INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.889              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.074              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.868              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.020              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
UIF GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.216              -              -              -              -
  Accumulation Unit Value at
   end of period                  $13.086              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      85              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.192              -              -              -              -
  Accumulation Unit Value at
   end of period                  $13.016              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
UIF CORE PLUS FIXED INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
UIF GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -



(a)  Inception date July 15, 2013.



(b) Inception date August 15, 2013.



(c)  Inception date September 9, 2013.

                    APP A-1

--------------------------------------------------------------------------------

APPENDIX A - PRODUCT COMPARISON INFORMATION


In addition to the variable annuity Contract described in this prospectus, we offered other deferred individual variable annuities, each having different sales charges (if any), fees and investment options. The primary differences between the "Director M" and "Leaders" suites of variable annuities we currently offer generally relate to the investment options offered and mortality expense risk charges. We offered three contract variations that have a contingent deferred sales charge (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name, but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). We have not included information regarding our Edge Contract because it is offered through a very limited number of Financial Intermediaries.


Your Registered Representative can help you decide which contract variation may be appropriate for you based on your individual circumstances, time horizon, policy feature preferences and risk tolerance. You should consider these differences and discuss them with your Registered Representative to choose a variable annuity. Not all forms of contract are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.

Presented below are some, but certainly not all, of the differentiating features between our individual deferred variable annuities. The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.

I. KEY DIFFERENCES

              MINIMUM INITIAL
                  PREMIUM
                           NON-
          QUALIFIED      QUALIFIED
CONTRACT  CONTRACT       CONTRACT                           SALES CHARGE
----------------------------------------------------------------------------------------
ACCESS     $10,000        $2,000                                                 None
CORE       $1,000         $1,000    Year      1        2        3        4        5
                                    CDSC(2)  7%       7%       7%       6%       5%
OUTLOOK    $10,000        $2,000    Year      1        2        3        4       5+
                                    CDSC(2)  7%       6%       5%       4%       0%
PLUS       $10,000        $2,000    Year      1        2        3        4        5
                                    CDSC(2)  8%       8%       8%       8%       7%


                                          MORTALITY &                    MAXIMUM
                                          EXPENSE RISK     PAYMENT       UP-FRONT
CONTRACT           SALES CHARGE            CHARGE(1)     ENHANCEMENT    COMMISSION
--------  -------------------------------------------------------------------------
ACCESS                                       1.55%           No             2%
CORE       6        7       8+
          4%       3%       0%               1.15%           No             7%
OUTLOOK
                                             1.50%           No           5.75%
PLUS       6        7        8       9+
          6%       5%       4%       0%      1.50%         Yes(3)          6.5%

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

(2) Each Premium Payment has its own Contingent Deferred Sales Charge (CDSC) schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. After the AWA deduction, surrenders will then be taken first: from earnings, second: from Premium Payments not subject to a CDSC, third: from 10% of Premium Payments still subject to a CDSC, fourth: from Premium Payments subject to a CDSC on a first-in-first-out basis, and fifth: from Payment Enhancements for Plus contracts only. A CDSC will not exceed your total Premium Payments.

APP A-2

--------------------------------------------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:


- Annual Withdrawal Amount - Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.


- If you are a patient in a certified long-term care facility or other eligible facility - We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;


       - facility certified by Medicare as a hospital or long-term care facility; or


       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

  For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

  This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

- For Required Minimum Distributions - This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments - We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

(3) We add an additional sum to your Account Value equal to 3% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 4% of the Premium Payment if cumulative Premium Payments are more than $50,000. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Account Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk Charges. Payment Enhancements will be recaptured if you:

-   Cancel your Contract during any "Free Look" period.

- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.

- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

                                                                     APP A-3

-------------------------------------------------------------------------------

II. INVESTMENT OPTIONS (STANDARD)


The standard investment options are available for the following contracts:
Hartford Leaders Outlook Series II/IIR/III,Huntington Hartford Leaders Outlook Series II/IIR/ III, Classic Hartford Leaders Outlook II/IIR/III. Wells Fargo Leaders Outlook I/IR/II, Hartford Leaders Select Outlook, Hartford Select Leaders Outlook Series III.



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. American Franchise Fund -  Seeks capital growth                         Invesco Advisers, Inc.
  Series I (1)
 Invesco V.I. Core Equity Fund - Series  Seeks long-term growth of capital            Invesco Advisers, Inc.
  I
 Invesco V.I. Government Securities      Seeks total return, comprised of current     Invesco Advisers, Inc.
  Fund - Series I                        income and capital appreciation
 Invesco V.I. International Growth Fund  Seeks long-term growth of capital            Invesco Advisers, Inc.
  - Series I
 Invesco V.I. Mid Cap Core Equity Fund   Seeks long-term growth of capital            Invesco Advisers, Inc.
  - Series I
 Invesco V.I. Money Market Fund -        Seeks to provide current income consistent   Invesco Advisers, Inc.
  Series I*                              with preservation of capital and liquidity
 Invesco V.I. Small Cap Equity Fund -    Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series I
 Invesco V.I. Value Opportunities Fund   Seeks long-term growth of capital            Invesco Advisers, Inc.
  - Series 1 (2)
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund -  Seeks high total return, including income    Capital Research and Management Company
  Class 2                                and capital gains, consistent with the
                                         preservation of capital over the long term
 American Funds Blue Chip Income and     Seeks to produce income exceeding the        Capital Research and Management Company
  Growth Fund - Class 2                  average yield on U.S. stocks generally and
                                         to provide an opportunity for growth of
                                         principal consistent with sound common
                                         stock investing
 American Funds Bond Fund - Class 2      Seeks as high a level of current income as   Capital Research and Management Company
                                         is consistent with the preservation of
                                         capital
 American Funds Global Bond Fund -       Seeks to provide you, over the long term,    Capital Research and Management Company
  Class 2                                with a high level of total return
                                         consistent with prudent investment
                                         management
 American Funds Global Growth and        Seek long-term growth of capital while       Capital Research and Management Company
  Income Fund - Class 2                  providing current income
 American Funds Global Growth Fund -     Seeks to provide long-term growth of         Capital Research and Management Company
  Class 2                                capital
 American Funds Global Small             Seeks long-term growth of capital            Capital Research and Management Company
  Capitalization Fund - Class 2
 American Funds Growth Fund - Class 2    Seeks to provide long-term growth of         Capital Research and Management Company
                                         capital
 American Funds Growth-Income Fund -     Seeks to achieve long-term growth of         Capital Research and Management Company
  Class 2                                capital and income
 American Funds International Fund -     Seeks to provide long-term growth of         Capital Research and Management Company
  Class 2                                capital
 American Funds New World Fund - Class   Seeks long-term capital appreciation         Capital Research and Management Company
  2

APP A-4

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth VIP Fund -     Seeks capital appreciation                   Franklin Advisers, Inc.
  Class 2 (3)
 Franklin Income VIP Fund - Class 2 (4)  Seeks to maximize income while maintaining   Franklin Advisers, Inc.
                                         prospects for capital appreciation           Sub-advised by Templeton Investment
                                                                                      Counsel, LLC
 Franklin Large Cap Growth VIP Fund -    Seeks capital appreciation                   Franklin Advisers, Inc.
  Class 2 (5)
 Franklin Large Cap Value VIP Fund -     Seeks long-term capital appreciation         Franklin Advisory Services, LLC
  Class 2 (6)
 Franklin Mutual Global Discovery VIP    Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  Fund - Class 2 (7)                                                                  Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 Franklin Mutual Shares VIP Fund -       Seeks capital appreciation, with income as   Franklin Mutual Advisers, LLC
  Class 2 (8)                            a secondary goal
 Franklin Rising Dividends VIP Fund -    Seeks long-term capital appreciation with    Franklin Advisory Services, LLC
  Class 2 (9)                            preservation of capital as an important
                                         consideration
 Franklin Small Cap Value VIP Fund -     Seeks long-term total return                 Franklin Advisory Services, LLC
  Class 2 (10)
 Franklin Small-Mid Cap Growth VIP Fund  Seeks long-term capital growth               Franklin Advisers, Inc.
  - Class 2 (11)
 Franklin Strategic Income VIP Fund -    Seeks a high level of current income, with   Franklin Advisers, Inc.
  Class 1 (12)                           capital appreciation over the long term as
                                         a secondary goal
 Templeton Developing Markets VIP Fund   Seeks long-term capital appreciation         Templeton Asset Management Ltd.
  - Class 1 (13)
 Templeton Foreign VIP Fund - Class 2    Seeks long-term capital growth               Templeton Investment Counsel, LLC
  (14)
 Templeton Growth VIP Fund - Class 2     Seeks long-term capital growth               Templeton Global Advisors Limited
  (15)
HARTFORD SERIES FUND, INC.
 Hartford Ultrashort Bond HLS Fund -     Seeks total return and income consistent     Hartford Funds Management Company, LLC
  Class IA (16)                          with preserving capital and maintaining      Sub-advised by Wellington Management
                                         liquidity                                    Company, LLP
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Core Equity Series - Initial     Seeks capital appreciation                   MFS Investment Management
  Class+
 MFS(R) Global Equity Series - Initial   Seeks capital appreciation                   MFS Investment Management
  Class
 MFS(R) Growth Series - Initial Class    Seeks capital appreciation                   MFS Investment Management
 MFS(R) Investors Growth Stock Series -  Seeks capital appreciation                   MFS Investment Management
  Initial Class
 MFS(R) Investors Trust Series -         Seeks capital appreciation                   MFS Investment Management
  Initial Class
 MFS(R) Mid Cap Growth Series - Initial  Seeks capital appreciation                   MFS Investment Management
  Class
 MFS(R) New Discovery Series - Initial   Seeks capital appreciation                   MFS Investment Management
  Class

                                                                     APP A-5

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Research Bond Series - Initial   Seeks total return with an emphasis on       MFS Investment Management
  Class                                  current income, but also considering
                                         capital appreciation
 MFS(R) Research International Series -  Seeks capital appreciation                   MFS Investment Management
  Initial Class
 MFS(R) Research Series - Initial Class  Seeks capital appreciation                   MFS Investment Management
 MFS(R) Total Return Series - Initial    Seeks total return                           MFS Investment Management
  Class
 MFS(R) Value Series - Initial Class     Seeks capital appreciation                   MFS Investment Management
MFS(R) VARIABLE INSURANCE TRUST II
 MFS(R) High Yield Portfolio - Initial   Seeks total return with an emphasis on high  MFS Investment Management
  Class                                  current income, but also considering
                                         capital appreciation



+    Closed to new and subsequent Premium Payments and transfers of Contract
     Value.




* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



NOTES



(1)  Formerly Invesco Van Kampen V.I. American Franchise Fund - Series I



(2)  Formerly Invesco Van Kampen V.I. Value Opportunities Fund - Series I



(3)  Formerly Franklin Flex Cap Growth Securities Fund - Class 2



(4)  Formerly Franklin Income Securities Fund - Class 2



(5)  Formerly Franklin Large Cap Growth Securities Fund - Class 2



(6)  Formerly Franklin Large Cap Value Securities Fund - Class 2



(7)  Formerly Mutual Global Discovery Securities Fund - Class 2



(8)  Formerly Mutual Shares Securities Fund - Class 2



(9)  Formerly Franklin Rising Dividends Securities Fund - Class 2



(10) Formerly Franklin Small Cap Value Securities Fund - Class 2



(11) Formerly Franklin Small-Mid Cap Growth Securities Fund - Class 2



(12) Formerly Franklin Strategic Income Securities Fund - Class 1



(13) Formerly Templeton Developing Markets Securities Fund - Class 1



(14) Formerly Templeton Foreign Securities Fund - Class 2



(15) Formerly Templeton Growth Securities Fund - Class 2



(16) Formerly Hartford Money Market HLS Fund - Class IA



HUNTINGTON HARTFORD LEADERS OUTLOOK SERIES II/IIR/III SERIES



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HUNTINGTON FUNDS
 Huntington VA Dividend Capture Fund     Seeks total return with dividend income as   Huntington Asset Advisors, Inc.
                                         an important component of that return
 Huntington VA Growth Fund               Seeks long-term capital appreciation         Huntington Asset Advisors, Inc.
 Huntington VA Income Equity Fund        Seeks current income and moderate            Huntington Asset Advisors, Inc.
                                         appreciation of capital

APP A-6

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Huntington VA International Equity      Seeks total return                           Huntington Asset Advisors, Inc.
  Fund
 Huntington VA Mid Corp America Fund     Seeks long-term capital appreciation         Huntington Asset Advisors, Inc.
 Huntington VA Mortgage Securities Fund  Seeks current income                         Huntington Asset Advisors, Inc.
 Huntington VA Rotating Markets Fund     Seeks capital appreciation                   Huntington Asset Advisors, Inc.
 Huntington VA Situs Fund                Seeks long-term capital appreciation         Huntington Asset Advisors, Inc.



WELLS FARGO LEADERS OUTLOOK SERIES I/IR/II



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
 Wells Fargo Advantage VT Discovery      Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Fund - Class 2                                                                      Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Index Asset    Long-term total return, consisting of        Wells Fargo Funds Management, LLC
  Allocation Fund - Class 2              capital appreciation and current income      Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT International  Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Equity Fund - Class 2                                                               Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Opportunity    Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Fund - Class 2                                                                      Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Small Cap      Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Growth Fund - Class 2                                                               Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Small Cap      Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Value Fund - Class 2                                                                Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Total Return   Total return consisting of income and        Wells Fargo Funds Management, LLC
  Bond Fund - Class 2                    capital appreciation                         Sub-advised by Wells Capital Management
                                                                                      Incorporated



HARTFORD SELECT LEADERS OUTLOOK SERIES III



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
 Morgan Stanley - Mid Cap Growth         Seeks long-term capital growth               Morgan Stanley Investment Management Inc.
  Portfolio - Class Y
 Morgan Stanley - Money Market           Seeks high current income, preservation of   Morgan Stanley Investment Management Inc.
  Portfolio - Class Y*                   capital and liquidity
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF Core Plus Fixed Income Portfolio -  Seeks above-average total return over a      Morgan Stanley Investment Management Inc.
  Class I                                market cycle of three to five years by
                                         investing primarily in a diversified
                                         portfolio of fixed income securities
 UIF Core Plus Fixed Income Portfolio -  Seeks above-average return over a market     Morgan Stanley Investment Management Inc.
  Class II                               cycle of three to five years

                                                                     APP A-7

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 UIF Emerging Markets Debt Portfolio -   Seeks high total return by investing         Morgan Stanley Investment Management Inc.
  Class I                                primarily in fixed income securities of
                                         government and government-related issuers
                                         and, to a lesser extent, of corporate
                                         issuers in emerging market countries
 UIF Emerging Markets Equity Portfolio   Seeks long-term capital appreciation by      Morgan Stanley Investment Management Inc.
  - Class I                              investing primarily in growth-oriented       Sub-advised by Morgan Stanley Investment
                                         equity securities of issuers in emerging     Management Company and Morgan Stanley
                                         market countries                             Investment Management Limited
 UIF Global Franchise Portfolio - Class  Seeks long-term capital appreciation         Morgan Stanley Investment Management Inc.
  II                                                                                  Sub-advised by Morgan Stanley Investment
                                                                                      Management Limited and Morgan Stanley
                                                                                      Investment Management Company
 UIF Growth Portfolio - Class II         Seeks long-term capital appreciation         Morgan Stanley Investment Management Inc.
 UIF Small Company Growth Portfolio -    Seeks long-term capital appreciation by      Morgan Stanley Investment Management Inc.
  Class II                               investing primarily in growth-oriented
                                         equity securities of small companies



NATIONS OUTLOOK VARIABLE ANNUITY SERIES II/IIR/III



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Core Equity Fund - Series  Seeks long-term growth of capital            Invesco Advisers, Inc.
  I
 Invesco V.I. High Yield - Series I      Seeks total return, comprised of current     Invesco Advisers, Inc.
                                         income and capital appreciation
 Invesco V.I. Money Market Fund -        Seeks to provide current income consistent   Invesco Advisers, Inc.
  Series II*                             with preservation of capital and liquidity
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
 Columbia Variable Portfolio - Small     Seeks long-term capital appreciation         Columbia Management Investment Advisers,
  Company Growth Fund - Class 1 (1)                                                   LLC
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
I
 Columbia Variable Portfolio - Asset     Seeks total return consisting of current     Columbia Management Investment Advisers,
  Allocation Fund - Class 1 (2)          income and long-term capital appreciation    LLC
 Columbia Variable Portfolio - Marisco   Seeks long-term growth of capital with       Columbia Management Investment Advisers,
  21st Century Fund - Class 1 (3)        current income as a secondary consideration  LLC
                                                                                      Sub-advised by Marsico Capital Management,
                                                                                      LLC
 Columbia Variable Portfolio - Marsico   Seeks long-term growth of capital with       Columbia Management Investment Advisers,
  Focused Equities Fund - Class 1 (4)    current income as a secondary consideration  LLC
                                                                                      Sub-advised by Marsico Capital Management,
                                                                                      LLC

APP A-8

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio - Marsico   Seeks long-term growth of capital with       Columbia Management Investment Advisers,
  Growth Fund - Class 1 (5)              current income as a secondary consideration  LLC
                                                                                      Sub-advised by Marsico Capital Management,
                                                                                      LLC
 Columbia Variable Portfolio - Marsico   Seeks long-term growth of capital with       Columbia Management Investment Advisers,
  International Opportunities Fund -     current income as a secondary consideration  LLC
  Class 2 (6)                                                                         Sub-advised by Marsico Capital Management,
                                                                                      LLC
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
II
 Columbia Variable Portfolio - Dividend  Primarily seeks a high level of current      Columbia Management Investment Advisers,
  Opportunity Fund - Class 1 (7)         income and secondarily capital growth        LLC
 Columbia Variable Portfolio - Income    Seeks high total return through current      Columbia Management Investment Advisers,
  Opportunities Class 1                  income and capital appreciation              LLC
 Columbia Variable Portfolio - Mid Cap
  Growth Opportunity Fund Class 1
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund  Seeks capital appreciation                   Hartford Funds Management Company, LLC
  - Class IB                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Small/Mid Cap Equity HLS Fund  Seeks long-term growth of capital            Hartford Funds Management Company, LLC
  - Class IB                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
HARTFORD SERIES FUND, INC.
 Hartford Balanced HLS Fund - Class IB   Seeks long-term total return                 Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Capital Appreciation HLS Fund  Seeks growth of capital                      Hartford Funds Management Company, LLC
  - Class IB                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund   Seeks a high level of current income         Hartford Funds Management Company, LLC
  - Class IB                             consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Growth HLS Fund (a)     Seeks growth of capital                      Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Research HLS Fund -     Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  Class IB (b)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford International Opportunities    Seeks long-term growth of capital            Hartford Funds Management Company, LLC
  HLS Fund - Class IB                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP

                                                                     APP A-9

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford MidCap Value HLS Fund - Class  Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  IB+                                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Small Company HLS Fund -       Seeks growth of capital                      Hartford Funds Management Company, LLC
  Class IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Stock HLS Fund - Class IB      Seeks long-term growth of capital            Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Total Return Bond HLS Fund -   Seeks a competitive total return, with       Hartford Funds Management Company, LLC
  Class IB                               income as a secondary objective              Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Ultrashort Bond HLS Fund -     Seeks total return and income consistent     Hartford Investment Financial Services, LLC
  Class IB (8)                           with preserving capital and maintaining      Sub-advised by Wellington Management
                                         liquidity                                    Company, LLP



+    Closed to new and subsequent Premium Payments and transfers of Contract
     Value.




* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



(a)  Available on or about June 19, 2014.



(b) Closed to new and subsequent Premium Payments and transfers of Contract Value effective at the close of business on or about June 19, 2014.



NOTES



(1)  Formerly Columbia Small Company Growth Fund, Variable Series - Class A



(2)  Formerly Columbia Asset Allocation Fund, Variable Series - Class A



(3)  Formerly Columbia Marsico 21st Century Fund, Variable Series - Class A



(4)  Formerly Columbia Marsico Focused Equities Fund, Variable Series - Class A



(5)  Formerly Columbia Marsico Growth Fund, Variable Series - Class A



(6)  Formerly Columbia Marsico International Opportunities Fund, Variable Series
     - Class B



(7) Formerly Columbia Variable Portfolio - Diversified Equity Income Fund - Class 1



(8)  Formerly Hartford Money Market HLS Fund - Class IB



HARTFORD LEADERS SELECT OUTLOOK



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
 Wells Fargo Advantage VT International  Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Equity Fund - Class 1                                                               Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Omega Growth   Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Fund - Class 1                                                                      Sub-advised by Wells Capital Management
                                                                                      Incorporated

APP A-10

-------------------------------------------------------------------------------


FUNDING OPTION                                     INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
 WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND  SEEKS LONG-TERM CAPITAL APPRECIATION         WELLS FARGO FUNDS MANAGEMENT, LLC
  - CLASS 1                                                                              SUB-ADVISED BY WELLS CAPITAL MANAGEMENT
                                                                                         INCORPORATED
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH  SEEKS LONG-TERM CAPITAL APPRECIATION         WELLS FARGO FUNDS MANAGEMENT, LLC
  FUND - CLASS 1                                                                         SUB-ADVISED BY WELLS CAPITAL MANAGEMENT
                                                                                         INCORPORATED
 WELLS FARGO ADVANTAGE VT SMALL CAP VALUE   SEEKS LONG-TERM CAPITAL APPRECIATION         WELLS FARGO FUNDS MANAGEMENT, LLC
  FUND - CLASS 1                                                                         SUB-ADVISED BY WELLS CAPITAL MANAGEMENT
                                                                                         INCORPORATED

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - THE HARTFORD'S LIFETIME INCOME BUILDER

OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or

- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?


The Hartford's Lifetime Income Builder is closed to new investors (including existing Owners).


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. If you elected this rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).


HOW IS THE CHARGE FOR THIS RIDER CALCULATED?


The fee for this rider is based on your then current Benefit Amount. This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.


We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

You may decline the fee increase and permanently waive automatic Benefit Amount increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- If you decline the fee increase we will suspend automatic Benefit Amount increases. You can re-start automatic Benefit Amount increases within 30 days of your Contract Anniversary if you accept the rider fee currently in effect.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

APP B-2

-------------------------------------------------------------------------------

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.

- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  the Contract Value immediately following the Surrender; or

       (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

                                                                     APP B-3

-------------------------------------------------------------------------------

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment. The greater of the Benefit Payment or Lifetime Benefit Payment can be taken.

APP B-4

-------------------------------------------------------------------------------

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This rider includes a Guaranteed Minimum Death Benefit that replaces the standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the standard Death Benefit.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we will no longer allow Contract Owners to reinstate their Contracts (or riders) when a Contract Owner requests a Surrender (either full or Partial), except as noted in the section "Are there restrictions on how you must invest?"

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

(A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

                                                                     APP B-5

-------------------------------------------------------------------------------

If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

(A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract continuation will only apply one time for each Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


Yes. Effective October 4, 2013, we began enforcing our contractual right to require that you allocate your Contract Value and future Premium Payments in accordance with the investment restrictions described in Appendix D as a condition to maintaining the withdrawal benefit of the rider. Your selected allocations are automatically rebalanced quarterly. If your allocations do not comply with the investment restrictions described in Appendix D, on and after October 4, 2013 the living benefit feature of the rider will be

APP B-6

-------------------------------------------------------------------------------


revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.



To the extent permitted by law, we may modify, add, delete, or substitute, the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while either rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.


EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT REQUIREMENT OR RESTRICTION WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US, FOR VIOLATION OF APPLICABLE INVESTMENT REQUIREMENTS OR RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER.


If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.


Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."


This rider may not be appropriate for all investors. Several factors, among others, should be considered:


- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

                                                                     APP B-7

-------------------------------------------------------------------------------

- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

- LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the rider chosen:

Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THE RIDERS?


The Hartford's Lifetime Income Builders Selects is closed to new investors (including existing Owners).


When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

- A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

- For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse is the joint Owner or Beneficiary.

- The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. If you elected either rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).


HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?

The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP C-2

-------------------------------------------------------------------------------

We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider's effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.

Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

- If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider's rules.

DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes, your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored-exchange program. Your Payment Base will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                         THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS         THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits

  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80; or

                                                                     APP C-3

-------------------------------------------------------------------------------

    -   You waive your right to receive automatic Payment Base increases.

  Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I

- Covered Life changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

APP C-4

-------------------------------------------------------------------------------

As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

                                                     WITHDRAWAL PERCENT
           RELEVANT COVERED LIFE              SINGLE LIFE         JOINT/SPOUSAL
               ATTAINED AGE                      OPTION               OPTION
--------------------------------------------------------------------------------
          [LESS THAN]59 1/2 - 64                  5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                  80 - 84                         7.0%                 6.5%
                  85 - 90                         7.5%                 7.0%
                    90+                           8.0%                 7.5%

Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

    1. If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

    2. If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

    3. If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.

Please refer to Example 24 in The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix for more information.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

                                                                     APP C-5

-------------------------------------------------------------------------------

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation by you of either rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract - generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sums to the Money Market Sub-Account); and

- Lifetime Benefit Payments will continue and Withdrawal Percent increases will continue if the Contract qualifies for the 5-year deferral provision;

- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

APP C-6

-------------------------------------------------------------------------------

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

                                                                    APP C-7

-------------------------------------------------------------------------------

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity

APP C-8

-------------------------------------------------------------------------------

Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

                                                                    APP C-9

-------------------------------------------------------------------------------

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:


Lifetime Income Builder     Yes. Effective October 4, 2013, we began enforcing our contractual right to require that you
Selects                     allocate your Contract Value and future Premium Payments must be invested in accordance with the investment restrictions described in Appendix D as a condition to maintaining the withdrawal benefit of the rider. Your allocations are automatically rebalanced quarterly. If your allocations do not comply with the investment restrictions described in Appendix D on and after October 4, 2013 the withdrawal benefit of your rider will be revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its
                            General Account assets to pay amounts due under the rider.
                            To the extent permitted by applicable law we may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.
                            EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT RESTRICTIONS WILL RESULT IN
                            TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US FOR VIOLATION OF APPLICABLE
                            INVESTMENT RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO
                            LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY
                            CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER.
                            If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change.
                            Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.
                            Investment in any asset allocation model could mitigate losses but also hamper potential gains.
                            The asset allocation models that you must invest in under the rider provide very different potential risk/ reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.
Lifetime Income Builder     Yes, Your Contract Value must be invested in one or more Programs and in an approved model
Portfolios                  portfolio, Funds or other investment vehicles established from time to time. Permissible portfolios, Funds, Programs or other investment vehicles are described in Appendix D. Not all model portfolios or Programs are available through all Financial Intermediaries.
                            To the extent permitted by applicable law, we may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes. Changes may be made on a prospective basis with respect to any additional Premium Payments received.

APP C-10

-------------------------------------------------------------------------------

                                While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                                Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract
                                Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.

Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.


If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a thirty calendar day reinstatement period that will begin from the date your lifetime withdrawal feature is revoked. During the reinstatement period, if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.


Upon reinstatement of your Lifetime Withdrawal Feature under either rider, your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. This restrictions are not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- YOUR ANNUAL LIFETIME BENEFIT PAYMENTS MAY FLUCTUATE BASED ON CHANGES IN THE PAYMENT BASE AND CONTRACT VALUE. THE PAYMENT BASE IS SENSITIVE TO PARTIAL SURRENDERS IN EXCESS OF THE THEN CURRENT MAXIMUM LIFETIME BENEFIT PAYMENT OR THRESHOLD. IT IS THEREFORE POSSIBLE THAT SURRENDERS AND SUBSEQUENT PREMIUM PAYMENTS WITHIN THE SAME CONTRACT YEAR, WHETHER OR NOT EQUAL TO ONE ANOTHER, CAN RESULT IN LOWER LIFETIME BENEFIT PAYMENTS.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the

                                                                   APP C-11

-------------------------------------------------------------------------------

  Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of this rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may increase any time after 12 months from either rider's effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

                                                                     APP D-1

-------------------------------------------------------------------------------


APPENDIX D - OPTIONAL RIDER INVESTMENT RESTRICTIONS (PERCENTAGE ALLOCATIONS APPLY TO VALUE IN THE SUB-ACCOUNTS)



  A: INVESTMENT RESTRICTIONS FOR: THE HARTFORD'S LIFETIME INCOME BUILDER, THE HARTFORD'S LIFETIME INCOME BUILDER FOUNDATION, THE HARTFORD'S LIFETIME INCOME
          BUILDER II, THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS:



  (APPLICABLE TO: HARTFORD LEADERS III, HARTFORD LEADERS ACCESS III, HARTFORD LEADERS EDGE III, HARTFORD LEADERS PLUS III AND HARTFORD LEADERS OUTLOOK III)



You must allocate your Sub-Account Value in accordance with the following investment restrictions on and after to October 4, 2013:



                                (1) SELF SELECT



CATEGORY 1:   FIXED INCOME     RULE: MINIMUM 40% OF ALLOCATION MAXIMUM OF 100% OF ALLOCATION
CATEGORY 2:   ACCEPTABLE INVESTMENT OPTIONS (EQUITY OR MULTI-ASSET)    RULE: MAXIMUM 60% OF ALLOCATION,
              MAXIMUM 20% IN ANY ONE FUND
CATEGORY 3:   LIMITED INVESTMENT OPTIONS (EQUITY, MULTI-ASSET, OR BOND)    RULE: MAXIMUM 20% OF
              ALLOCATION, MAXIMUM OF 10% IN ANY ONE FUND



CATEGORY 1: FIXED INCOME    RULE: MINIMUM 40% OF ALLOCATION MAXIMUM OF 100% OF
ALLOCATION



American Funds Bond Fund
Invesco V.I. Government Securities Fund
Invesco V.I. Money Market Fund
MFS Research Bond Series



"If you have 100% allocation to the Fixed Accumulation Feature (FAF) on and after October 4, 2013 you will comply with these investment restrictions for as long as your allocation remains at 100% to the FAF. Please remember that effective October 4, 2013, the FAF was closed to new allocations or Premium Payments (with limited state exclusions). Therefore, if you move any money out of the FAF and into the Sub-Accounts you will not be able to move it back into the FAF AND your Sub-Account allocations must comply with these investment restrictions in order to prevent the termination of your living benefit rider."


CATEGORY 2: ACCEPTABLE INVESTMENT OPTIONS (EQUITY OR MULTI-ASSET)    RULE:
MAXIMUM 60% OF ALLOCATION, MAXIMUM 20% IN ANY ONE FUND


American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth Fund
American Funds Global Growth and Income Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Franklin Flex Cap Growth VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Large Cap Value VIP Fund
Franklin Rising Dividends VIP Fund
Invesco V.I. Core Equity Fund
Invesco V.I. International Growth Fund
Invesco Van Kampen V.I. American Franchise Fund
MFS Growth Series
MFS Investors Growth Stock Series
MFS Investors Trust Series
MFS Research International Series
MFS Research Series
MFS Total Return Series
MFS Value Series
Mutual Shares Securities Fund

APP D-2

-------------------------------------------------------------------------------


Templeton Foreign VIP Fund
Invesco Van Kampen V.I. Value Opportunities Fund
MFS Core Equity Series
MFS Global Equity Series
Mutual Global Discovery VIP Fund


CATEGORY 3: LIMITED INVESTMENT OPTIONS (EQUITY, MULTI-ASSET, OR BOND)    RULE:
MAXIMUM 20% OF ALLOCATION, MAXIMUM OF 10% IN ANY ONE FUND


American Funds Global Bond Fund
American Funds Global Small Capitalization Fund
American Funds Intenational Fund
American Funds New World Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Small Cap Equity Fund
MFS High Income Series
MFS Mid Cap Growth Series
MFS New Discovery Series
Templeton Developing Markets VIP Fund
Templeton Growth VIP Fund



                          (2) ASSET ALLOCATIONS MODELS



                                                                                   HARTFORD LIB & LIF RIDERS
FUND                                                          CONSERVATIVE 2            BALANCED 2            MODERATE GROWTH 2
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                                               24%                    22%                      20%
American Funds Growth Fund                                              5%                     6%                       7%
American Funds Growth-Income Fund                                       6%                     7%                       8%
American Fund International Fund                                        3%                     4%                       5%
American Funds Global Bond Fund                                         4%                     2%                       0%
Franklin Small Cap Value VIP Fund                                       0%                     0%                       2%
Franklin Strategic Income VIP Fund                                      3%                     2%                       0%
Invesco VI Core Equity Fund                                             4%                     5%                       6%
Invesco VI International Growth Fund Fund                               2%                     3%                       4%
Invesco VI Mid Cap Core Equity Fund                                     2%                     3%                       3%
Invesco VI Small Cap Equity Fund                                        3%                     3%                       2%
MFS Growth Series                                                       4%                     5%                       6%
MFS High Income Series                                                  4%                     2%                       0%
MFS Research Bond Series                                               25%                    22%                      20%
MFS Value Series                                                        5%                     6%                       7%
Mutual Shares VIP Fund                                                  4%                     5%                       6%
Templeton Foreign VIP Fund                                              2%                     3%                       4%
TOTAL                                                                 100%                   100%                     100%

                                                                     APP D-3

-------------------------------------------------------------------------------


                             (3) INVESTMENT MODELS


INVESTMENT MODEL OPTION A: FRANKLIN


MFS Research Bond Series                                                     40%
Franklin Small-Mid Cap Growth VIP Fund                                       10%
Templeton Growth VIP Fund                                                    10%
Franklin Mutual Shares VIP Fund                                              20%
Franklin Rising Dividends VIP Fund                                           20%
TOTAL                                                                       100%


INVESTMENT MODEL OPTION B: AMERICAN

American Funds Bond Fund                                                     40%
American Funds Global Small Capitalization Fund                              10%
American Funds Growth Fund                                                   20%
American Funds Growth-Income Fund                                            20%
American Funds International Fund                                            10%
TOTAL                                                                       100%

INVESTMENT MODEL OPTION C: DIVERSIFIVE


MFS Research Bond Series                                                     40%
Franklin Rising Dividends VIP Fund                                           20%
MFS Growth Series                                                            20%
Templeton Foreign VIP Fund                                                   10%
Invesco V.I. International Growth                                            10%
TOTAL                                                                       100%

APP D-4

-------------------------------------------------------------------------------


     B. INVESTMENT RESTRICTIONS FOR: THE HARTFORD'S LIFETIME INCOME BUILDER
                                  PORTFOLIOS:



(APPLICABLE TO: HARTFORD LEADERS III, WELLS FARGO LEADERS II, HARTFORD LEADERS / CHASE II, CLASSIC HARTFORD LEADERS, HARTFORD LEADERS SELECT, HUNTINGTON HARTFORD
   LEADERS, HARTFORD SELECT LEADERS V, NATIONS OUTLOOK VARIABLE ANNUITY III, HUNTINGTON HARTFORD LEADERS OUTLOOK III, CLASSIC HARTFORD LEADERS OUTLOOK III,
WELLS FARGO LEADERS OUTLOOK II, HARTFORD LEADERS SELECT OUTLOOK HARTFORD SELECT
                              LEADERS OUTLOOK III)



                            (1) INVESTMENT STRATEGY



FRANKLIN FOUNDING INVESTMENT STRATEGY



Franklin Income VIP Fund                                                      34%
Franklin Mutual Shares VIP Fund                                               33%
Templeton Growth VIP Fund                                                     33%
TOTAL                                                                        100%



AMERICAN GROWTH FOUNDATION STRATEGY



American Funds Bond HLS Fund                                                  25%
American Funds Global Small Cap HLS Fund                                      10%
American Funds Growth & Income HLS Fund                                       25%
American Funds Growth HLS Fund                                                25%
American Funds International HLS Fund                                         15%
TOTAL                                                                        100%



                          (2) PORTFOLIO PLANNER MODELS



FUND                                                   BALANCED       MODERATE GROWTH       0% GROWTH
--------------------------------------------------------------------------------------------------------
American Funds Bond HLS Fund                               10%                 7%                 0%
American Funds Growth HLS Fund                              6%                 7%                 8%
American Funds Growth and Income HLS Fund                   7%                 8%                 9%
American Funds International HLS Fund                       4%                 5%                 9%
American Funds Global Bond HLS Fund                         5%                 2%                 0%
Franklin Small Cap Value VIP Fund                           0%                 0%                 2%
Franklin Strategic Income VIP Fund                         20%                18%                15%
Invesco V.I. Core Equity Fund                               5%                 6%                 7%
Invesco V.I. International Growth Fund                      3%                 4%                 3%
Invesco V.I. Mid Cap Core Equity Fund                       3%                 3%                 4%
Invesco V.I. Small Cap Equity Fund                          3%                 2%                 3%
MFS Growth Series                                           5%                 6%                 7%
MFS High Income Series                                      5%                 5%                 5%
MFS Research Series                                        10%                10%                10%
MFS Value Series                                            6%                 7%                 8%
Franklin Mutual Shares VIP Fund                             5%                 6%                 7%
Templeton Foreign VIP Fund                                  3%                 4%                 3%
TOTAL                                                     100%               100%               100%

                                                                     APP D-5

-------------------------------------------------------------------------------


                          (3) INDIVIDUAL SUB-ACCOUNTS:



You may choose any combination of these funds as long as they equal 100% of your Sub-Account allocation. For example, you may allocate 100% of you Sub-Account allocation to ONE of these funds OR you may allocate among TWO, THREE, FOUR, FIVE or ALL SIX of these funds as long as your Sub-Account allocation equals 100%.



Hartford Ultrashort Bond HLS Fund
Invesco V.I. Money Market Fund
MFS Total Return Series

                                                                     APP E-1

-------------------------------------------------------------------------------


APPENDIX E - INFORMATION REGARDING CONTRACT SERIES NO LONGER SOLD


OVERVIEW

The following information amends and supplements the Prospectus only with respect to those Series no longer sold.

SYNOPSIS

The following table describes some of the fees and expenses that you will pay periodically and on a daily basis (except as noted) during the time that you own the Contract, not including fees and expenses of the underlying Funds. Please refer to the Synopsis (Section 2) for more information regarding all other applicable fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES (AS
A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)    ACCESS       CORE        EDGE      OUTLOOK       PLUS
------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                 1.50%       1.20%       0.80%       1.50%       1.50%
  Administrative Charge                             0.15%       0.15%       0.15%       0.20%       0.15%
  Total Separate Account Annual Expenses            1.65%       1.35%       0.95%       1.70%       1.65%

This Example is intended to help you compare the cost of investing in this variable annuity with the cost of investing in other variable annuities.

Let's say, hypothetically, that your annual investment return is 5% and that your fees and expenses today were as high as possible.

The example illustrates the effect of fees and expenses that you could incur (other than taxes). Your actual fees and expenses may vary. For every $10,000 invested, here's how much you would pay under each of the three scenarios posed:

(1) If you Surrender your variable annuity at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $462   $1,390   $2,324        $4,691
Core                                 $1,094   $1,974   $2,671        $4,438
Edge                                   $923   $1,678   $2,446        $4,431
Outlook                              $1,130   $1,881   $2,348        $4,733
Plus                                 $1,219   $2,154   $2,999        $4,691

(2)  If you annuitize at the end of the applicable time period:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                            $356        $1,283   $2,217        $4,583
Core                              $325        $1,194   $2,075        $4,327
Edge                              $818        $1,573   $2,340        $4,322
Outlook                           $361        $1,298   $2,241        $4,625
Plus                              $356        $1,283   $2,217        $4,583

(3)  If you do not Surrender your variable annuity:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                            $462        $1,390   $2,324        $4,691
Core                              $431        $1,301   $2,183        $4,438
Edge                              $923        $1,678   $2,446        $4,431
Outlook                           $467        $1,404   $2,348        $4,733
Plus                              $462        $1,390   $2,324        $4,691

STANDARD DEATH BENEFITS

These versions of the Contract include a standard Death Benefit that is based on the age of the Owner(s) and Annuitant. Standard Death Benefits are at no additional cost.

If all Owner(s) and Annuitant are less than age 76 on the Contract issuance date, you can choose either the Premium Protection or the Asset Protection Death Benefit. If you do not choose a death benefit, we will automatically issue the Asset Protection Death

APP E-2

-------------------------------------------------------------------------------

Benefit. If any Owner(s) or Annuitant is more than age 76 on the Contract issuance date, we will automatically issue the Asset Protection Death Benefit.

THE PREMIUM PROTECTION DEATH BENEFIT

If applicable, your Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders.

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will no longer apply as of the date of transfer and the death benefit will be a return of your Contract Value. As used above, "Contract Value" refers to your Contract Value on the date we receive due proof of death.

The following are examples of how Premium Protection Death Benefit works:

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in the fourth year immediately before your Surrender was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

The adjustment to your total Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. The partial Surrender of $8,000 is less than 10% of Premium Payments. Your adjusted total Premium Payments is $92,000.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

The adjustments to your Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000. Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = ..64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

THE ASSET PROTECTION DEATH BENEFIT

If applicable, except as noted below, your Death Benefit is the highest of A, B or C, below:

    A.  Contract Value; or

    B. Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death); or

    C.  Contract Value plus 25% of Maximum Anniversary Value.

The Asset Protection Death Benefit cannot exceed the highest of:

-   Contract Value;

                                                                     APP E-3

-------------------------------------------------------------------------------

-   Total Premium Payments adjusted for partial Surrenders; or

-   Maximum Anniversary Value.

All references to "Contract Value" refer to such value on the date we receive due proof of death.

The following are examples of how Asset Protection Death Benefit works:

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $11,403.

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$117,403 + 25% ($117,403 - $8,000) = $144,754], but it cannot exceed the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$117,403],

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$100,000 - $8,000 = $92,000]; or

       - Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit would be your Contract Value or $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (see below)],

- The Contract Value of your Contract, plus 25% of Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$120,000 + 25% ($83,571) = $140,893 (see below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$120,000],

APP E-4

-------------------------------------------------------------------------------

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$57,857 (see below)]; or

       - Your Maximum Anniversary Value adjusted for any partial Surrenders [$83,571 (see below)].

The adjustments to your Premium Payments and/or Maximum Anniversary Value for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000.

Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar-for-dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$120,000],

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$57,857]; or

       - Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$83,571].

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life Insurance Company/Hartford Life and
     Annuity Insurance Company
     PO Box 14293
     Lexington, KY 40512-4293

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN


               SERIES II, IIR AND III OF HARTFORD LEADERS OUTLOOK
           SERIES II, IIR AND III OF NATIONS OUTLOOK VARIABLE ANNUITY
         SERIES II, IIR AND III OF HUNTINGTON HARTFORD LEADERS OUTLOOK
           SERIES II, IIR AND III OF CLASSIC HARTFORD LEADERS OUTLOOK
               SERIES I, IR AND II OF WELLS FARGO LEADERS OUTLOOK
                        HARTFORD LEADERS SELECT OUTLOOK
                  SERIES II OF HARTFORD SELECT LEADERS OUTLOOK


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to:

Hartford Life Insurance Company
PO Box 14293
Lexington, KY 40512-4293


Date of Prospectus: May 1, 2014
Date of Statement of Additional Information: May 1, 2014


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Seven as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2013: $6,827,894; 2012: $11,308,260; and 2011: $12,620,888.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

-------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.



HARTFORD LIFE INSURANCE COMPANY



SERIES II/IIR



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.016        $13.145        $13.200        $11.934         $9.790
  Accumulation Unit Value at end of
   period                                $18.261        $15.016        $13.145        $13.200        $11.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,490          2,146          2,584          3,158          3,797
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.662        $12.861        $12.940        $11.722         $9.636
  Accumulation Unit Value at end of
   period                                $17.795        $14.662        $12.861        $12.940        $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                299            438            512            680            885
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.113        $12.392        $12.481        $11.317         $9.312
  Accumulation Unit Value at end of
   period                                $17.111        $14.113        $12.392        $12.481        $11.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                827          1,078          1,301          1,703          1,992
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.396        $12.646        $12.743        $11.561         $9.518
  Accumulation Unit Value at end of
   period                                $17.445        $14.396        $12.646        $12.743        $11.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                269            411            479            626            827
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.822        $12.161        $12.272        $11.151         $9.194
  Accumulation Unit Value at end of
   period                                $16.725        $13.822        $12.161        $12.272        $11.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                987          1,246          1,626          2,132          2,572
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.822        $12.161        $12.272        $11.151         $9.194
  Accumulation Unit Value at end of
   period                                $16.725        $13.822        $12.161        $12.272        $11.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                987          1,246          1,626          2,132          2,572
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.608        $11.990        $12.118        $11.027         $9.106
  Accumulation Unit Value at end of
   period                                $16.441        $13.608        $11.990        $12.118        $11.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             32             61             80            106
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.818        $12.187        $12.330        $11.231         $9.283
  Accumulation Unit Value at end of
   period                                $16.678        $13.818        $12.187        $12.330        $11.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                351            230            207            249            240
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.756        $12.138        $12.287        $11.197         $9.260
  Accumulation Unit Value at end of
   period                                $16.594        $13.756        $12.138        $12.287        $11.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                117            147            168            217            286

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.127        $13.486        $11.963        $11.149        $10.467
  Accumulation Unit Value at end of
   period                                 $9.790        $14.127        $13.486        $11.963        $11.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,344          4,917          4,853          4,437          4,293
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.933        $13.327        $11.846        $11.062        $10.633
  Accumulation Unit Value at end of
   period                                 $9.636        $13.933        $13.327        $11.846        $11.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                925            526            362            327            204
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.478        $12.905        $11.482        $10.733        $10.107
  Accumulation Unit Value at end of
   period                                 $9.312        $13.478        $12.905        $11.482        $10.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,399          3,238          3,366          3,246          3,421
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.782        $13.203        $11.753        $10.992        $10.356
  Accumulation Unit Value at end of
   period                                 $9.518        $13.782        $13.203        $11.753        $10.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,030          1,705          1,961          2,116          2,187
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.333        $12.791        $11.404        $10.681        $10.273
  Accumulation Unit Value at end of
   period                                 $9.194        $13.333        $12.791        $11.404        $10.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,745          3,124          2,710          1,947            981
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.333        $12.791        $11.404        $10.681        $10.143
  Accumulation Unit Value at end of
   period                                 $9.194        $13.333        $12.791        $11.404        $10.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,745          3,124          2,710          1,947            981
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.225        $12.707        $11.346        $10.643        $10.057
  Accumulation Unit Value at end of
   period                                 $9.106        $13.225        $12.707        $11.346        $10.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111            114            131            130            124
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.469        $12.961        $11.590        $10.888        $10.368
  Accumulation Unit Value at end of
   period                                 $9.260        $13.469        $12.961        $11.590        $10.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            370            358            302            141

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.112        $13.368        $13.565        $12.394        $10.275
  Accumulation Unit Value at end of
   period                                $18.185        $15.112        $13.368        $13.565        $12.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             23             17              1              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.137         $1.015         $1.042         $0.944         $0.750
  Accumulation Unit Value at end of
   period                                 $1.486         $1.137         $1.015         $1.042         $0.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,426         13,086         15,827         19,867         22,219
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.111         $0.994         $1.022         $0.928         $0.739
  Accumulation Unit Value at end of
   period                                 $1.450         $1.111         $0.994         $1.022         $0.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,444          2,437          2,977          4,220          5,357
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.098         $0.984         $1.013         $0.920         $0.733
  Accumulation Unit Value at end of
   period                                 $1.432         $1.098         $0.984         $1.013         $0.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,071          6,007          7,915         10,548         13,640
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.092         $0.979         $1.008         $0.916         $0.731
  Accumulation Unit Value at end of
   period                                 $1.423         $1.092         $0.979         $1.008         $0.916
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,362          3,264          4,020          4,681          6,265
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.075         $0.965         $0.996         $0.906         $0.724
  Accumulation Unit Value at end of
   period                                 $1.399         $1.075         $0.965         $0.996         $0.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,295          5,940          7,789          9,866         12,041
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.075         $0.965         $0.996         $0.906         $0.724
  Accumulation Unit Value at end of
   period                                 $1.399         $1.075         $0.965         $0.996         $0.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,295          5,940          7,789          9,866         12,041
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.059         $0.952         $0.983         $0.896         $0.717
  Accumulation Unit Value at end of
   period                                 $1.375         $1.059         $0.952         $0.983         $0.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                251            354            527            626          1,026
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.048         $0.943         $0.975         $0.890         $0.713
  Accumulation Unit Value at end of
   period                                 $1.360         $1.048         $0.943         $0.975         $0.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,006          2,362          1,570          1,289            955
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.043         $0.939         $0.972         $0.887         $0.711
  Accumulation Unit Value at end of
   period                                 $1.353         $1.043         $0.939         $0.972         $0.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,280          1,602          1,906          2,198          2,666

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.201         $1.198         $1.038         $0.984         $0.912
  Accumulation Unit Value at end of
   period                                 $0.750         $1.201         $1.198         $1.038         $0.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,515         28,692         32,115         30,389         28,421
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.186         $1.185         $1.028         $0.977         $0.918
  Accumulation Unit Value at end of
   period                                 $0.739         $1.186         $1.185         $1.028         $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,995          3,470          2,141          1,801          1,740
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.178         $1.178         $1.024         $0.974         $0.905
  Accumulation Unit Value at end of
   period                                 $0.733         $1.178         $1.178         $1.024         $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,874         22,667         24,866         26,020         27,652
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.174         $1.175         $1.021         $0.972         $0.904
  Accumulation Unit Value at end of
   period                                 $0.731         $1.174         $1.175         $1.021         $0.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,169         10,039         13,293         18,014         18,562
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.166         $1.168         $1.017         $0.969         $0.911
  Accumulation Unit Value at end of
   period                                 $0.724         $1.166         $1.168         $1.017         $0.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,660         13,424         13,535          8,951          4,892
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.166         $1.168         $1.017         $0.969         $0.918
  Accumulation Unit Value at end of
   period                                 $0.724         $1.166         $1.168         $1.017         $0.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,660         13,424         13,535          8,951          4,892
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.156         $1.160         $1.011         $0.966         $0.901
  Accumulation Unit Value at end of
   period                                 $0.717         $1.156         $1.160         $1.011         $0.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,127          1,218          1,639          2,011          2,058
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.148         $1.153         $1.007         $0.963         $0.915
  Accumulation Unit Value at end of
   period                                 $0.711         $1.148         $1.153         $1.007         $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,880          3,044          2,731          2,192            849

6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.051        $13.585        $14.091        $12.894        $10.357
  Accumulation Unit Value at end of
   period                                $19.476        $15.051        $13.585        $14.091        $12.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             17             14              9              8
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.044        $14.521        $13.920        $13.302        $12.015
  Accumulation Unit Value at end of
   period                                $14.471        $15.044        $14.521        $13.920        $13.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,399          2,160          2,536          3,247          3,467
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.689        $14.207        $13.647        $13.067        $11.826
  Accumulation Unit Value at end of
   period                                $14.102        $14.689        $14.207        $13.647        $13.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                219            393            386            515            624
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.985        $14.508        $13.950        $13.370        $12.113
  Accumulation Unit Value at end of
   period                                $14.372        $14.985        $14.508        $13.950        $13.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                782            807          1,025          1,451          1,817
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.422        $13.970        $13.439        $12.887        $11.681
  Accumulation Unit Value at end of
   period                                $13.824        $14.422        $13.970        $13.439        $12.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                269            298            369            483            617
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.676        $14.238        $13.717        $13.173        $11.959
  Accumulation Unit Value at end of
   period                                $14.047        $14.676        $14.238        $13.717        $13.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                855          1,096          1,365          1,822          2,165
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.676        $14.238        $13.717        $13.173        $11.959
  Accumulation Unit Value at end of
   period                                $14.047        $14.676        $14.238        $13.717        $13.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                855          1,096          1,365          1,822          2,165
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.449        $14.038        $13.545        $13.027        $11.844
  Accumulation Unit Value at end of
   period                                $13.808        $14.449        $14.038        $13.545        $13.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             45             51             55             81
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.843        $13.463        $13.003        $12.519        $11.393
  Accumulation Unit Value at end of
   period                                $13.216        $13.843        $13.463        $13.003        $12.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                238            254            236            244            193
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.781        $13.409        $12.958        $12.481        $11.365
  Accumulation Unit Value at end of
   period                                $13.150        $13.781        $13.409        $12.958        $12.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            126            134            172            243

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.482        $13.271        $12.617        $12.633        $12.155
  Accumulation Unit Value at end of
   period                                $12.015        $13.482        $13.271        $12.617        $12.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,440          3,471          2,849          2,472          2,268
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.296        $13.115        $12.494        $12.534        $12.442
  Accumulation Unit Value at end of
   period                                $11.826        $13.296        $13.115        $12.494        $12.534
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                671            456            282            208            164
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.632        $13.460        $12.835        $12.890        $12.439
  Accumulation Unit Value at end of
   period                                $12.113        $13.632        $13.460        $12.835        $12.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,947          2,606          2,676          2,601          2,546
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.153        $12.993        $12.396        $12.455        $12.025
  Accumulation Unit Value at end of
   period                                $11.681        $13.153        $12.993        $12.396        $12.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                707          1,117          1,287          1,483          1,516
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.485        $13.341        $12.748        $12.827        $12.739
  Accumulation Unit Value at end of
   period                                $11.959        $13.485        $13.341        $12.748        $12.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,158          2,328          1,917          1,280            585
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.485        $13.341        $12.748        $12.827        $12.491
  Accumulation Unit Value at end of
   period                                $11.959        $13.485        $13.341        $12.748        $12.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,158          2,328          1,917          1,280            585
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.376        $13.253        $12.682        $12.781        $12.377
  Accumulation Unit Value at end of
   period                                $11.844        $13.376        $13.253        $12.682        $12.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             94             91             91            113
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.854        $12.755        $12.224        $12.337        $12.047
  Accumulation Unit Value at end of
   period                                $11.365        $12.854        $12.755        $12.224        $12.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                236            257            193            127             51

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.425        $12.120        $11.741        $11.338        $10.349
  Accumulation Unit Value at end of
   period                                $11.827        $12.425        $12.120        $11.741        $11.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             39             38             30              2
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.339        $12.776        $12.431        $12.016        $11.142
  Accumulation Unit Value at end of
   period                                $12.776        $13.339        $12.776        $12.431        $12.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                536            755            967          1,131          1,193
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.173        $12.643        $12.326        $11.938        $11.092
  Accumulation Unit Value at end of
   period                                $12.592        $13.173        $12.643        $12.326        $11.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70            108            124            155            163
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.092        $12.577        $12.274        $11.899        $11.067
  Accumulation Unit Value at end of
   period                                $12.501        $13.092        $12.577        $12.274        $11.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116            172            261            343            353
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.051        $12.544        $12.248        $11.880        $11.055
  Accumulation Unit Value at end of
   period                                $12.456        $13.051        $12.544        $12.248        $11.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             56             71             92            121
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.929        $12.446        $12.170        $11.823        $11.018
  Accumulation Unit Value at end of
   period                                $12.322        $12.929        $12.446        $12.170        $11.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                319            476            664            635            643
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.929        $12.446        $12.170        $11.823        $11.018
  Accumulation Unit Value at end of
   period                                $12.322        $12.929        $12.446        $12.170        $11.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                319            476            664            635            643
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.809        $12.348        $12.093        $11.765        $10.981
  Accumulation Unit Value at end of
   period                                $12.189        $12.809        $12.348        $12.093        $11.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             30             32             39             38
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.729        $12.284        $12.042        $11.727        $10.956
  Accumulation Unit Value at end of
   period                                $12.101        $12.729        $12.284        $12.042        $11.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            164            155            136             73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.689        $12.252        $12.017        $11.708        $10.944
  Accumulation Unit Value at end of
   period                                $12.057        $12.689        $12.252        $12.017        $11.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             45             45             75             80

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.951        $10.198        $10.025              -              -
  Accumulation Unit Value at end of
   period                                $11.142        $10.951        $10.198              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,032            300             14              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.924        $10.193        $10.023              -              -
  Accumulation Unit Value at end of
   period                                $11.092        $10.924        $10.193              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                222             22              3              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.911        $10.191        $10.022              -              -
  Accumulation Unit Value at end of
   period                                $11.067        $10.911        $10.191              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                350            139             39              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.904        $10.189        $10.021              -              -
  Accumulation Unit Value at end of
   period                                $11.055        $10.904        $10.189              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                164            212             13              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.884        $10.186        $10.020              -              -
  Accumulation Unit Value at end of
   period                                $11.018        $10.884        $10.186              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                674            306             46              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.884        $10.186        $10.020              -              -
  Accumulation Unit Value at end of
   period                                $11.018        $10.884        $10.186              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                674            306             46              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.863        $10.182        $10.019              -              -
  Accumulation Unit Value at end of
   period                                $10.981        $10.863        $10.182              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50              3              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.843        $10.178        $10.017              -              -
  Accumulation Unit Value at end of
   period                                $10.944        $10.843        $10.178              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             41              -              -              -

8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.261        $11.868        $11.669        $11.398        $10.253
  Accumulation Unit Value at end of
   period                                $11.621        $12.261        $11.868        $11.669        $11.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8             25              7              1
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.390         $9.855        $10.536         $9.586         $6.979
  Accumulation Unit Value at end of
   period                                $13.722        $11.390         $9.855        $10.536         $9.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                870          1,333          1,758          2,202          2,372
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.238         $9.743        $10.436         $9.515         $6.941
  Accumulation Unit Value at end of
   period                                $13.511        $11.238         $9.743        $10.436         $9.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             87            112            156            172
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.162         $9.687        $10.387         $9.479         $6.922
  Accumulation Unit Value at end of
   period                                $13.407        $11.162         $9.687        $10.387         $9.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                270            403            523            638            712
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.125         $9.659        $10.362         $9.462         $6.912
  Accumulation Unit Value at end of
   period                                $13.355        $11.125         $9.659        $10.362         $9.462
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             32             45             63            107
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.013         $9.576        $10.289         $9.409         $6.884
  Accumulation Unit Value at end of
   period                                $13.201        $11.013         $9.576        $10.289         $9.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                416            600            816          1,054          1,309
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.013         $9.576        $10.289         $9.409         $6.884
  Accumulation Unit Value at end of
   period                                $13.201        $11.013         $9.576        $10.289         $9.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                416            600            816          1,054          1,309
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.902         $9.494        $10.216         $9.356         $6.855
  Accumulation Unit Value at end of
   period                                $13.048        $10.902         $9.494        $10.216         $9.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             23             28             37             39
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.829         $9.440        $10.168         $9.321         $6.837
  Accumulation Unit Value at end of
   period                                $12.948        $10.829         $9.440        $10.168         $9.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116             70             57             52             50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.792         $9.413        $10.143         $9.304         $6.827
  Accumulation Unit Value at end of
   period                                $12.898        $10.792         $9.413        $10.143         $9.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             69             90            131            155

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.066        $10.893         $9.988              -              -
  Accumulation Unit Value at end of
   period                                 $6.979        $12.066        $10.893              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,477          2,033            657              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.024        $10.877         $9.986              -              -
  Accumulation Unit Value at end of
   period                                 $6.941        $12.024        $10.877              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                176             99             33              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.003        $10.868         $9.986              -              -
  Accumulation Unit Value at end of
   period                                 $6.922        $12.003        $10.868              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                757            715            194              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.993        $10.864         $9.985              -              -
  Accumulation Unit Value at end of
   period                                 $6.912        $11.993        $10.864              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                183            386            295              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.961        $10.852         $9.984              -              -
  Accumulation Unit Value at end of
   period                                 $6.884        $11.961        $10.852              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,503          1,216            492              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.961        $10.852         $9.984              -              -
  Accumulation Unit Value at end of
   period                                 $6.884        $11.961        $10.852              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,503          1,216            492              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.930        $10.840         $9.983              -              -
  Accumulation Unit Value at end of
   period                                 $6.855        $11.930        $10.840              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             29             13              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.899        $10.828         $9.982              -              -
  Accumulation Unit Value at end of
   period                                 $6.827        $11.899        $10.828              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            198             20              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.515        $14.440        $15.600        $14.344        $10.552
  Accumulation Unit Value at end of
   period                                $19.687        $16.515        $14.440        $15.600        $14.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12              -              -              -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.759        $11.418        $12.747        $11.602         $8.293
  Accumulation Unit Value at end of
   period                                $17.474        $13.759        $11.418        $12.747        $11.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                573            823            968          1,158          1,568
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.434        $11.171        $12.496        $11.397         $8.163
  Accumulation Unit Value at end of
   period                                $17.028        $13.434        $11.171        $12.496        $11.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87            119            148            218            327
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.979        $14.133        $15.825        $14.447        $10.357
  Accumulation Unit Value at end of
   period                                $21.498        $16.979        $14.133        $15.825        $14.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                169            248            318            402            504
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.190        $10.984        $12.306        $11.240         $8.062
  Accumulation Unit Value at end of
   period                                $16.693        $13.190        $10.984        $12.306        $11.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             93            117            156            204
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.629        $13.869        $15.561        $14.234        $10.225
  Accumulation Unit Value at end of
   period                                $21.013        $16.629        $13.869        $15.561        $14.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            279            372            526            669
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.629        $13.869        $15.561        $14.234        $10.225
  Accumulation Unit Value at end of
   period                                $21.013        $16.629        $13.869        $15.561        $14.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            279            372            526            669
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.371        $13.674        $15.365        $14.077        $10.127
  Accumulation Unit Value at end of
   period                                $20.656        $16.371        $13.674        $15.365        $14.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              7              5              6              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.614         $9.711        $10.922        $10.016         $7.213
  Accumulation Unit Value at end of
   period                                $14.639        $11.614         $9.711        $10.922        $10.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            118            111             88             48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.561         $9.672        $10.884         $9.986         $7.195
  Accumulation Unit Value at end of
   period                                $14.566        $11.561         $9.672        $10.884         $9.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             57             77            131            162

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.691        $12.126        $10.241         $9.132         $8.184
  Accumulation Unit Value at end of
   period                                 $8.293        $13.691        $12.126        $10.241         $9.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,461          1,640          1,283            983            757
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.503        $11.983        $10.141         $9.060         $8.413
  Accumulation Unit Value at end of
   period                                 $8.163        $13.503        $11.983        $10.141         $9.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                360            207            116             77             50
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.151        $15.235        $12.907        $11.543        $10.376
  Accumulation Unit Value at end of
   period                                $10.357        $17.151        $15.235        $12.907        $11.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                605            768            781            749            664
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.357        $11.871        $10.062         $9.003         $8.097
  Accumulation Unit Value at end of
   period                                 $8.062        $13.357        $11.871        $10.062         $9.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                228            384            501            629            785
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.966        $15.101        $12.819        $11.487        $10.672
  Accumulation Unit Value at end of
   period                                $10.225        $16.966        $15.101        $12.819        $11.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                731            782            635            355            169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.966        $15.101        $12.819        $11.487        $10.491
  Accumulation Unit Value at end of
   period                                $10.225        $16.966        $15.101        $12.819        $11.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                731            782            635            355            169
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.829        $15.002        $12.753        $11.445        $10.325
  Accumulation Unit Value at end of
   period                                $10.127        $16.829        $15.002        $12.753        $11.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             24             30             33             33
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.975        $10.690         $9.102         $8.181         $7.492
  Accumulation Unit Value at end of
   period                                 $7.195        $11.975        $10.690         $9.102         $8.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174            193            159            135             45

10

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.875        $14.152        $15.966        $14.686         $9.572
  Accumulation Unit Value at end of
   period                                $21.208        $16.875        $14.152        $15.966        $14.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             12              7              6              2
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.832        $12.766        $16.060        $13.344         $8.415
  Accumulation Unit Value at end of
   period                                $18.706        $14.832        $12.766        $16.060        $13.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                423            448            557            801            935
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.483        $12.490        $15.744        $13.108         $8.282
  Accumulation Unit Value at end of
   period                                $18.229        $14.483        $12.490        $15.744        $13.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             57             85            192            236
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.242        $16.611        $20.959        $17.467        $11.048
  Accumulation Unit Value at end of
   period                                $24.195        $19.242        $16.611        $20.959        $17.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            176            228            318            372
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.219        $12.281        $15.504        $12.927         $8.180
  Accumulation Unit Value at end of
   period                                $17.870        $14.219        $12.281        $15.504        $12.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             44             60             81            107
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.845        $16.301        $20.610        $17.210        $10.907
  Accumulation Unit Value at end of
   period                                $23.648        $18.845        $16.301        $20.610        $17.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            293            425            519            599
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.845        $16.301        $20.610        $17.210        $10.907
  Accumulation Unit Value at end of
   period                                $23.648        $18.845        $16.301        $20.610        $17.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            293            425            519            599
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.553        $16.072        $20.351        $17.020        $10.803
  Accumulation Unit Value at end of
   period                                $23.247        $18.553        $16.072        $20.351        $17.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              8             11             10             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.472        $11.682        $14.807        $12.396         $7.876
  Accumulation Unit Value at end of
   period                                $16.863        $13.472        $11.682        $14.807        $12.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            108             69             45             37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.411        $11.636        $14.755        $12.359         $7.856
  Accumulation Unit Value at end of
   period                                $16.779        $13.411        $11.636        $14.755        $12.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             59             62             87            108

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.415        $15.426        $12.648        $10.263         $8.636
  Accumulation Unit Value at end of
   period                                 $8.415        $18.415        $15.426        $12.648        $10.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                936          1,128            878            791            646
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.162        $15.244        $12.524        $10.183         $9.152
  Accumulation Unit Value at end of
   period                                 $8.282        $18.162        $15.244        $12.524        $10.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                254            208            180            101             56
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.251        $20.375        $16.756        $13.637        $11.509
  Accumulation Unit Value at end of
   period                                $11.048        $24.251        $20.375        $16.756        $13.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                437            572            590            559            576
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.966        $15.102        $12.426        $10.118         $8.543
  Accumulation Unit Value at end of
   period                                 $8.180        $17.966        $15.102        $12.426        $10.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138            297            408            464            472
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $23.990        $20.196        $16.642        $13.572        $12.204
  Accumulation Unit Value at end of
   period                                $10.907        $23.990        $20.196        $16.642        $13.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                580            644            584            315            116
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.990        $20.196        $16.642        $13.572        $11.944
  Accumulation Unit Value at end of
   period                                $10.907        $23.990        $20.196        $16.642        $13.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                580            644            584            315            116
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.796        $20.063        $16.557        $13.522        $11.452
  Accumulation Unit Value at end of
   period                                $10.803        $23.796        $20.063        $16.557        $13.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             19             23             23             26
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.331        $14.634        $12.095         $9.893         $8.731
  Accumulation Unit Value at end of
   period                                 $7.856        $17.331        $14.634        $12.095         $9.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                122            140            141             89             33

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.891        $15.561        $19.783        $16.610         $9.849
  Accumulation Unit Value at end of
   period                                $22.328        $17.891        $15.561        $19.783        $16.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              6              5              2              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.490         $9.051         $9.617         $8.242         $6.013
  Accumulation Unit Value at end of
   period                                $13.418        $10.490         $9.051         $9.617         $8.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,007          7,005          8,902         11,826         13,714
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.243         $8.855         $9.428         $8.096         $5.919
  Accumulation Unit Value at end of
   period                                $13.075        $10.243         $8.855         $9.428         $8.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                735          1,188          1,412          2,089          2,593
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.450        $12.504        $13.327        $11.456         $8.383
  Accumulation Unit Value at end of
   period                                $18.427        $14.450        $12.504        $13.327        $11.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,533          2,068          2,822          3,820          5,053
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.056         $8.707         $9.284         $7.985         $5.846
  Accumulation Unit Value at end of
   period                                $12.818        $10.056         $8.707         $9.284         $7.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                800          1,119          1,402          1,988          2,656
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.152        $12.271        $13.104        $11.287         $8.276
  Accumulation Unit Value at end of
   period                                $18.011        $14.152        $12.271        $13.104        $11.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,660          3,605          4,734          6,164          7,442
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.152        $12.271        $13.104        $11.287         $8.276
  Accumulation Unit Value at end of
   period                                $18.011        $14.152        $12.271        $13.104        $11.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,660          3,605          4,734          6,164          7,442
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.932        $12.099        $12.940        $11.162         $8.197
  Accumulation Unit Value at end of
   period                                $17.705        $13.932        $12.099        $12.940        $11.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                101            146            180            181            301
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.689         $8.422         $9.017         $7.786         $5.723
  Accumulation Unit Value at end of
   period                                $12.301         $9.689         $8.422         $9.017         $7.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,466          1,171          1,092            866            612
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.645         $8.389         $8.985         $7.763         $5.709
  Accumulation Unit Value at end of
   period                                $12.239         $9.645         $8.389         $8.985         $7.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                543            784            954          1,037          1,454

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.917         $9.884         $9.121         $7.985         $7.219
  Accumulation Unit Value at end of
   period                                 $6.013        $10.917         $9.884         $9.121         $7.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,724         15,115         13,065         10,794         10,297
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.767         $9.767         $9.032         $7.922         $7.328
  Accumulation Unit Value at end of
   period                                 $5.919        $10.767         $9.767         $9.032         $7.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,799          2,115          1,411            889            503
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.265        $13.862        $12.831        $11.266        $10.217
  Accumulation Unit Value at end of
   period                                 $8.383        $15.265        $13.862        $12.831        $11.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,932          7,520          8,035          8,338          8,451
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.651         $9.676         $8.961         $7.872         $7.142
  Accumulation Unit Value at end of
   period                                 $5.846        $10.651         $9.676         $8.961         $7.872
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,082          4,746          6,281          7,678          7,901
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.101        $13.740        $12.744        $11.212        $10.376
  Accumulation Unit Value at end of
   period                                 $8.276        $15.101        $13.740        $12.744        $11.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,038          8,106          6,984          4,771          2,146
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.101        $13.740        $12.744        $11.212        $10.435
  Accumulation Unit Value at end of
   period                                 $8.276        $15.101        $13.740        $12.744        $11.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,038          8,106          6,984          4,771          2,146
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.979        $13.649        $12.678        $11.171        $10.166
  Accumulation Unit Value at end of
   period                                 $8.197        $14.979        $13.649        $12.678        $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                320            377            425            466            510
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.448         $9.535         $8.870         $7.827         $7.305
  Accumulation Unit Value at end of
   period                                 $5.709        $10.448         $9.535         $8.870         $7.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,505          1,670          1,566          1,108            469

12

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.268        $15.056        $16.167        $14.002         $9.445
  Accumulation Unit Value at end of
   period                                $21.857        $17.268        $15.056        $16.167        $14.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             59             46             28              9
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.849        $11.990        $12.423        $11.340         $8.789
  Accumulation Unit Value at end of
   period                                $18.177        $13.849        $11.990        $12.423        $11.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,284          4,680          5,874          7,413          8,699
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.522        $11.731        $12.179        $11.139         $8.651
  Accumulation Unit Value at end of
   period                                $17.713        $13.522        $11.731        $12.179        $11.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                575            922          1,069          1,319          1,655
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.126        $11.398        $11.845        $10.845         $8.431
  Accumulation Unit Value at end of
   period                                $17.176        $13.126        $11.398        $11.845        $10.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,580          2,125          2,811          3,730          4,797
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.276        $11.535        $11.993        $10.986         $8.544
  Accumulation Unit Value at end of
   period                                $17.364        $13.276        $11.535        $11.993        $10.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                587            802            990          1,292          1,577
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.855        $11.185        $11.648        $10.685         $8.323
  Accumulation Unit Value at end of
   period                                $16.788        $12.855        $11.185        $11.648        $10.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,339          3,266          4,217          5,393          6,417
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.855        $11.185        $11.648        $10.685         $8.323
  Accumulation Unit Value at end of
   period                                $16.788        $12.855        $11.185        $11.648        $10.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,339          3,266          4,217          5,393          6,417
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.656        $11.028        $11.501        $10.567         $8.243
  Accumulation Unit Value at end of
   period                                $16.503        $12.656        $11.028        $11.501        $10.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87            113            149            158            234
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.929        $11.278        $11.773        $10.828         $8.455
  Accumulation Unit Value at end of
   period                                $16.842        $12.929        $11.278        $11.773        $10.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                803            634            594            489            402
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.871        $11.233        $11.732        $10.795         $8.434
  Accumulation Unit Value at end of
   period                                $16.758        $12.871        $11.233        $11.732        $10.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                432            566            697            770          1,021

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.384        $13.928        $12.297        $11.819        $10.891
  Accumulation Unit Value at end of
   period                                 $8.789        $14.384        $13.928        $12.297        $11.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,818          9,920          9,055          7,412          6,810
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.186        $13.764        $12.177        $11.726        $11.005
  Accumulation Unit Value at end of
   period                                 $8.651        $14.186        $13.764        $12.177        $11.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,804          1,259            848            563            365
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.839        $13.441        $11.903        $11.474        $10.605
  Accumulation Unit Value at end of
   period                                 $8.431        $13.839        $13.441        $11.903        $11.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,655          7,054          7,548          7,581          7,823
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.033        $13.636        $12.081        $11.652        $10.775
  Accumulation Unit Value at end of
   period                                 $8.544        $14.033        $13.636        $12.081        $11.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,914          2,826          3,660          4,673          4,841
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.690        $13.323        $11.822        $11.419        $10.722
  Accumulation Unit Value at end of
   period                                 $8.323        $13.690        $13.323        $11.822        $11.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,122          7,491          6,599          4,717          2,090
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.690        $13.323        $11.822        $11.419        $10.793
  Accumulation Unit Value at end of
   period                                 $8.323        $13.690        $13.323        $11.822        $11.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,122          7,491          6,599          4,717          2,090
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.579        $13.235        $11.761        $11.377        $10.553
  Accumulation Unit Value at end of
   period                                 $8.243        $13.579        $13.235        $11.761        $11.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                249            306            341            373            378
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.914        $13.581        $12.087        $11.710        $11.099
  Accumulation Unit Value at end of
   period                                 $8.434        $13.914        $13.581        $12.087        $11.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,056          1,171          1,130            860            319

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.513        $13.573        $14.211        $13.109         $9.280
  Accumulation Unit Value at end of
   period                                $20.149        $15.513        $13.573        $14.211        $13.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             34             28             11              5
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.037        $10.384        $12.276        $11.644         $8.278
  Accumulation Unit Value at end of
   period                                $14.394        $12.037        $10.384        $12.276        $11.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,243          1,497          1,819          2,259          2,607
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.753        $10.159        $12.035        $11.438         $8.148
  Accumulation Unit Value at end of
   period                                $14.027        $11.753        $10.159        $12.035        $11.438
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                172            238            296            408            483
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.124        $13.086        $15.518        $14.764        $10.527
  Accumulation Unit Value at end of
   period                                $18.033        $15.124        $13.086        $15.518        $14.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                351            496            640            810            993
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.539         $9.989        $11.852        $11.281         $8.048
  Accumulation Unit Value at end of
   period                                $13.751        $11.539         $9.989        $11.852        $11.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            145            191            237            324
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.813        $12.842        $15.259        $14.546        $10.393
  Accumulation Unit Value at end of
   period                                $17.625        $14.813        $12.842        $15.259        $14.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                590            823          1,021          1,262          1,432
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.813        $12.842        $15.259        $14.546        $10.393
  Accumulation Unit Value at end of
   period                                $17.625        $14.813        $12.842        $15.259        $14.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                590            823          1,021          1,262          1,432
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.583        $12.662        $15.068        $14.385        $10.293
  Accumulation Unit Value at end of
   period                                $17.326        $14.583        $12.662        $15.068        $14.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             23             28             28             39
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.126         $8.801        $10.483        $10.018         $7.176
  Accumulation Unit Value at end of
   period                                $12.018        $10.126         $8.801        $10.483        $10.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                383            322            295            241            164
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.080         $8.766        $10.447         $9.988         $7.158
  Accumulation Unit Value at end of
   period                                $11.958        $10.080         $8.766        $10.447         $9.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                147            226            282            330            407

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.549        $12.330        $10.541         $8.824         $7.522
  Accumulation Unit Value at end of
   period                                 $8.278        $14.549        $12.330        $10.541         $8.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,972          3,116          2,588          1,626          1,290
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.349        $12.185        $10.438         $8.755         $8.014
  Accumulation Unit Value at end of
   period                                 $8.148        $14.349        $12.185        $10.438         $8.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                553            457            354            143             62
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.558        $15.774        $13.526        $11.357         $9.710
  Accumulation Unit Value at end of
   period                                $10.527        $18.558        $15.774        $13.526        $11.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,152          1,535          1,665          1,539          1,361
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.194        $12.071        $10.356         $8.699         $7.442
  Accumulation Unit Value at end of
   period                                 $8.048        $14.194        $12.071        $10.356         $8.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                379            605            807            896            890
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.358        $15.635        $13.434        $11.302        $10.351
  Accumulation Unit Value at end of
   period                                $10.393        $18.358        $15.635        $13.434        $11.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,548          1,620          1,579            939            429
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.358        $15.635        $13.434        $11.302         $9.874
  Accumulation Unit Value at end of
   period                                $10.393        $18.358        $15.635        $13.434        $11.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,548          1,620          1,579            939            429
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.209        $15.532        $13.365        $11.261         $9.662
  Accumulation Unit Value at end of
   period                                $10.293        $18.209        $15.532        $13.365        $11.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             74             84             79             75
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.682        $10.834         $9.336         $7.878         $6.902
  Accumulation Unit Value at end of
   period                                 $7.158        $12.682        $10.834         $9.336         $7.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                438            458            366            205             65

14

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.999        $13.075        $15.622        $14.974         $9.373
  Accumulation Unit Value at end of
   period                                $17.749        $14.999        $13.075        $15.622        $14.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             21             12              5              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.180        $21.737        $25.694        $22.171        $15.069
  Accumulation Unit Value at end of
   period                                $27.572        $25.180        $21.737        $25.694        $22.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                306            393            507            699            716
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $24.586        $21.268        $25.189        $21.779        $14.832
  Accumulation Unit Value at end of
   period                                $26.868        $24.586        $21.268        $25.189        $21.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             43             59            120            137
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.595        $22.162        $26.275        $22.740        $15.502
  Accumulation Unit Value at end of
   period                                $27.942        $25.595        $22.162        $26.275        $22.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111            162            215            303            333
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.139        $20.912        $24.805        $21.479        $14.650
  Accumulation Unit Value at end of
   period                                $26.340        $24.139        $20.912        $24.805        $21.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             28             40             45             50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $25.067        $21.748        $25.836        $22.406        $15.305
  Accumulation Unit Value at end of
   period                                $27.312        $25.067        $21.748        $25.836        $22.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            297            382            487            516
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.067        $21.748        $25.836        $22.406        $15.305
  Accumulation Unit Value at end of
   period                                $27.312        $25.067        $21.748        $25.836        $22.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            297            382            487            516
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.678        $21.443        $25.512        $22.158        $15.158
  Accumulation Unit Value at end of
   period                                $26.848        $24.678        $21.443        $25.512        $22.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              3              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.170        $20.153        $24.001        $20.866        $14.289
  Accumulation Unit Value at end of
   period                                $25.182        $23.170        $20.153        $24.001        $20.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             62             53             46             30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.066        $20.072        $23.917        $20.803        $14.253
  Accumulation Unit Value at end of
   period                                $25.056        $23.066        $20.072        $23.917        $20.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             43             50             89             97

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.599        $20.464        $15.698        $13.224        $11.323
  Accumulation Unit Value at end of
   period                                $15.069        $26.599        $20.464        $15.698        $13.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                754            755            551            329            225
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $26.234        $20.223        $15.544        $13.121        $11.939
  Accumulation Unit Value at end of
   period                                $14.832        $26.234        $20.223        $15.544        $13.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                145             99             80             35             18
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.447        $21.179        $16.295        $13.769        $11.824
  Accumulation Unit Value at end of
   period                                $15.502        $27.447        $21.179        $16.295        $13.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                389            458            413            334            270
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.950        $20.034        $15.422        $13.038        $11.202
  Accumulation Unit Value at end of
   period                                $14.650        $25.950        $20.034        $15.422        $13.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55            111            123            136            181
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $27.151        $20.993        $16.184        $13.702        $12.475
  Accumulation Unit Value at end of
   period                                $15.305        $27.151        $20.993        $16.184        $13.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                512            566            354            176             64
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.151        $20.993        $16.184        $13.702        $11.957
  Accumulation Unit Value at end of
   period                                $15.305        $27.151        $20.993        $16.184        $13.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                512            566            354            176             64
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.931        $20.854        $16.101        $13.653        $11.766
  Accumulation Unit Value at end of
   period                                $15.158        $26.931        $20.854        $16.101        $13.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              8              5              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.361        $19.668        $15.208        $12.915        $11.301
  Accumulation Unit Value at end of
   period                                $14.253        $25.361        $19.668        $15.208        $12.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96            111             87             48             17

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.797        $14.654        $17.504        $15.263        $10.483
  Accumulation Unit Value at end of
   period                                $18.201        $16.797        $14.654        $17.504        $15.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             14              6              1              1
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.599        $10.798        $11.537        $10.099         $7.725
  Accumulation Unit Value at end of
   period                                $15.678        $11.599        $10.798        $11.537        $10.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                148            198            231            309            341
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.419        $10.651        $11.403        $10.002         $7.666
  Accumulation Unit Value at end of
   period                                $15.403        $11.419        $10.651        $11.403        $10.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             31             25             33             33
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.330        $10.578        $11.337         $9.954         $7.637
  Accumulation Unit Value at end of
   period                                $15.268        $11.330        $10.578        $11.337         $9.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             35             48            111            123
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.285        $10.542        $11.304         $9.930         $7.622
  Accumulation Unit Value at end of
   period                                $15.201        $11.285        $10.542        $11.304         $9.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             15             26             36             37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.153        $10.435        $11.205         $9.858         $7.579
  Accumulation Unit Value at end of
   period                                $15.000        $11.153        $10.435        $11.205         $9.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            136            160            191            221
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.153        $10.435        $11.205         $9.858         $7.579
  Accumulation Unit Value at end of
   period                                $15.000        $11.153        $10.435        $11.205         $9.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            136            160            191            221
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.023        $10.328        $11.108         $9.787         $7.535
  Accumulation Unit Value at end of
   period                                $14.803        $11.023        $10.328        $11.108         $9.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              5             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.937        $10.258        $11.043         $9.739         $7.506
  Accumulation Unit Value at end of
   period                                $14.673        $10.937        $10.258        $11.043         $9.739
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                104             80             72             19              8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.894        $10.223        $11.011         $9.716         $7.492
  Accumulation Unit Value at end of
   period                                $14.608        $10.894        $10.223        $11.011         $9.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             16             22             20             22

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.148        $10.808        $10.450         $9.403              -
  Accumulation Unit Value at end of
   period                                 $7.725        $12.148        $10.808        $10.450              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                323            284            174             47              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.079        $10.769        $10.432         $9.400              -
  Accumulation Unit Value at end of
   period                                 $7.666        $12.079        $10.769        $10.432              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             41             38             26              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.045        $10.749        $10.424         $9.398              -
  Accumulation Unit Value at end of
   period                                 $7.637        $12.045        $10.749        $10.424              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103             64             37             16              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.028        $10.739        $10.419         $9.397              -
  Accumulation Unit Value at end of
   period                                 $7.622        $12.028        $10.739        $10.419              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             13             10              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.977        $10.709        $10.406         $9.395              -
  Accumulation Unit Value at end of
   period                                 $7.579        $11.977        $10.709        $10.406              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                218            186            173            106              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.977        $10.709        $10.406         $9.395              -
  Accumulation Unit Value at end of
   period                                 $7.579        $11.977        $10.709        $10.406              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                218            186            173            106              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.926        $10.680        $10.393         $9.392              -
  Accumulation Unit Value at end of
   period                                 $7.535        $11.926        $10.680        $10.393              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.875        $10.651        $10.380         $9.390              -
  Accumulation Unit Value at end of
   period                                 $7.492        $11.875        $10.651        $10.380              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             32             25             15              -

16

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.447        $13.590        $14.674        $12.981        $10.035
  Accumulation Unit Value at end of
   period                                $19.323        $14.447        $13.590        $14.674        $12.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1              1              1              1
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.034        $16.283        $16.176        $14.603        $10.954
  Accumulation Unit Value at end of
   period                                $20.202        $18.034        $16.283        $16.176        $14.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,644          5,168          6,377          8,173          9,604
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.653        $15.971        $15.898        $14.381        $10.809
  Accumulation Unit Value at end of
   period                                $19.736        $17.653        $15.971        $15.898        $14.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                364            562            733            998          1,242
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.466        $15.817        $15.761        $14.271        $10.737
  Accumulation Unit Value at end of
   period                                $19.507        $17.466        $15.817        $15.761        $14.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,049          1,433          1,907          2,351          2,825
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.373        $15.741        $15.693        $14.216        $10.701
  Accumulation Unit Value at end of
   period                                $19.393        $17.373        $15.741        $15.693        $14.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                311            423            501            681            846
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.106        $15.522        $15.498        $14.061        $10.600
  Accumulation Unit Value at end of
   period                                $19.066        $17.106        $15.522        $15.498        $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,195          2,972          3,854          4,882          6,031
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.106        $15.522        $15.498        $14.061        $10.600
  Accumulation Unit Value at end of
   period                                $19.066        $17.106        $15.522        $15.498        $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,195          2,972          3,854          4,882          6,031
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.840        $15.304        $15.304        $13.905        $10.499
  Accumulation Unit Value at end of
   period                                $18.743        $16.840        $15.304        $15.304        $13.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             56             64             95            166
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.676        $15.170        $15.184        $13.810        $10.437
  Accumulation Unit Value at end of
   period                                $18.541        $16.676        $15.170        $15.184        $13.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                619            509            424            375            333
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.601        $15.109        $15.131        $13.769        $10.411
  Accumulation Unit Value at end of
   period                                $18.448        $16.601        $15.109        $15.131        $13.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                389            483            573            641            839

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.839        $15.528        $13.357        $13.372        $11.946
  Accumulation Unit Value at end of
   period                                $10.954        $15.839        $15.528        $13.357        $13.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,448         11,435          8,315          5,994          5,196
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.661        $15.383        $13.260        $13.301        $12.652
  Accumulation Unit Value at end of
   period                                $10.809        $15.661        $15.383        $13.260        $13.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,372          1,167            945            606            203
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.572        $15.312        $13.211        $13.265        $11.886
  Accumulation Unit Value at end of
   period                                $10.737        $15.572        $15.312        $13.211        $13.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,279          3,744          3,456          3,030          2,790
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.528        $15.276        $13.187        $13.248        $11.876
  Accumulation Unit Value at end of
   period                                $10.701        $15.528        $15.276        $13.187        $13.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,008          1,567          1,914          1,964          1,797
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.405        $15.177        $13.121        $13.201        $12.564
  Accumulation Unit Value at end of
   period                                $10.600        $15.405        $15.177        $13.121        $13.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,838          7,843          6,368          4,386          1,341
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.405        $15.177        $13.121        $13.201        $11.998
  Accumulation Unit Value at end of
   period                                $10.600        $15.405        $15.177        $13.121        $13.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,838          7,843          6,368          4,386          1,341
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.280        $15.077        $13.054        $13.153        $11.827
  Accumulation Unit Value at end of
   period                                $10.499        $15.280        $15.077        $13.054        $13.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            196            206            196            189
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.176        $14.997        $13.004        $13.123        $11.959
  Accumulation Unit Value at end of
   period                                $10.411        $15.176        $14.997        $13.004        $13.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                981          1,120            959            730            226

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.876        $15.398        $15.459        $14.102        $10.690
  Accumulation Unit Value at end of
   period                                $18.707        $16.876        $15.398        $15.459        $14.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             58             52             33              5
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.940        $10.807        $11.161        $10.173         $7.976
  Accumulation Unit Value at end of
   period                                $15.100        $11.940        $10.807        $11.161        $10.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                291            390            508            692            812
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.687        $10.600        $10.969        $10.018         $7.870
  Accumulation Unit Value at end of
   period                                $14.751        $11.687        $10.600        $10.969        $10.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             65             80             87            109
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.563        $10.498        $10.874         $9.941         $7.818
  Accumulation Unit Value at end of
   period                                $14.580        $11.563        $10.498        $10.874         $9.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            147            212            301            332
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.502        $10.447        $10.827         $9.903         $7.792
  Accumulation Unit Value at end of
   period                                $14.495        $11.502        $10.447        $10.827         $9.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             47             67             87             97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.325        $10.302        $10.692         $9.795         $7.718
  Accumulation Unit Value at end of
   period                                $14.251        $11.325        $10.302        $10.692         $9.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                218            314            410            523            651
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.325        $10.302        $10.692         $9.795         $7.718
  Accumulation Unit Value at end of
   period                                $14.251        $11.325        $10.302        $10.692         $9.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                218            314            410            523            651
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.149        $10.158        $10.558         $9.687         $7.644
  Accumulation Unit Value at end of
   period                                $14.009        $11.149        $10.158        $10.558         $9.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              5              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.040        $10.068        $10.476         $9.621         $7.600
  Accumulation Unit Value at end of
   period                                $13.858        $11.040        $10.068        $10.476         $9.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79             82             81             61             52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.990        $10.028        $10.439         $9.592         $7.581
  Accumulation Unit Value at end of
   period                                $13.789        $10.990        $10.028        $10.439         $9.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             49             58             78            106

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.392        $11.865        $10.882        $10.953        $10.322
  Accumulation Unit Value at end of
   period                                 $7.976        $12.392        $11.865        $10.882        $10.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                901            996            826            540            413
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.252        $11.754        $10.803        $10.895        $10.210
  Accumulation Unit Value at end of
   period                                 $7.870        $12.252        $11.754        $10.803        $10.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            130             90             43              6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.183        $11.700        $10.763        $10.866        $10.270
  Accumulation Unit Value at end of
   period                                 $7.818        $12.183        $11.700        $10.763        $10.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                412            600            477            410            352
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.148        $11.672        $10.743        $10.851        $10.262
  Accumulation Unit Value at end of
   period                                 $7.792        $12.148        $11.672        $10.743        $10.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            161            237            278            223
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.051        $11.597        $10.690        $10.813        $10.138
  Accumulation Unit Value at end of
   period                                 $7.718        $12.051        $11.597        $10.690        $10.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                672            760            762            539            191
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.051        $11.597        $10.690        $10.813        $10.422
  Accumulation Unit Value at end of
   period                                 $7.718        $12.051        $11.597        $10.690        $10.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                672            760            762            539            191
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.954        $11.520        $10.635        $10.774        $10.219
  Accumulation Unit Value at end of
   period                                 $7.644        $11.954        $11.520        $10.635        $10.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             13             18             26             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.872        $11.459        $10.594        $10.749        $10.388
  Accumulation Unit Value at end of
   period                                 $7.581        $11.872        $11.459        $10.594        $10.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            109            101             61             14

18

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.566        $13.323        $13.904        $12.808        $10.148
  Accumulation Unit Value at end of
   period                                $18.228        $14.566        $13.323        $13.904        $12.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              2              2              -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.772         $9.574        $10.280         $9.150         $7.342
  Accumulation Unit Value at end of
   period                                $14.377        $10.772         $9.574        $10.280         $9.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118            113            145            162            176
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.604         $9.444        $10.160         $9.062         $7.286
  Accumulation Unit Value at end of
   period                                $14.125        $10.604         $9.444        $10.160         $9.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             16             36             35             43
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.522         $9.380        $10.101         $9.018         $7.258
  Accumulation Unit Value at end of
   period                                $14.001        $10.522         $9.380        $10.101         $9.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             27             36             42             44
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.480         $9.348        $10.072         $8.997         $7.244
  Accumulation Unit Value at end of
   period                                $13.939        $10.480         $9.348        $10.072         $8.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              6              4              4              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.358         $9.252         $9.984         $8.932         $7.203
  Accumulation Unit Value at end of
   period                                $13.756        $10.358         $9.252         $9.984         $8.932
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             71             72             86            113
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.358         $9.252         $9.984         $8.932         $7.203
  Accumulation Unit Value at end of
   period                                $13.756        $10.358         $9.252         $9.984         $8.932
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             71             72             86            113
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.237         $9.158         $9.897         $8.867         $7.161
  Accumulation Unit Value at end of
   period                                $13.574        $10.237         $9.158         $9.897         $8.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.157         $9.095         $9.839         $8.824         $7.134
  Accumulation Unit Value at end of
   period                                $13.455        $10.157         $9.095         $9.839         $8.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             17              9              3              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.117         $9.064         $9.810         $8.803         $7.120
  Accumulation Unit Value at end of
   period                                $13.396        $10.117         $9.064         $9.810         $8.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              8             14             20

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.520        $11.748        $10.284         $9.702              -
  Accumulation Unit Value at end of
   period                                 $7.342        $11.520        $11.748        $10.284              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                173            166            119             16              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.455        $11.705        $10.267         $9.699              -
  Accumulation Unit Value at end of
   period                                 $7.286        $11.455        $11.705        $10.267              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             16             12              4              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.422        $11.683        $10.259         $9.697              -
  Accumulation Unit Value at end of
   period                                 $7.258        $11.422        $11.683        $10.259              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             36             17              6              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.406        $11.673        $10.254         $9.696              -
  Accumulation Unit Value at end of
   period                                 $7.244        $11.406        $11.673        $10.254              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.357        $11.641        $10.242         $9.694              -
  Accumulation Unit Value at end of
   period                                 $7.203        $11.357        $11.641        $10.242              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92             79             74             13              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.357        $11.641        $10.242         $9.694              -
  Accumulation Unit Value at end of
   period                                 $7.203        $11.357        $11.641        $10.242              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92             79             74             13              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.309        $11.609        $10.229         $9.691              -
  Accumulation Unit Value at end of
   period                                 $7.161        $11.309        $11.609        $10.229              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.261        $11.577        $10.216         $9.689              -
  Accumulation Unit Value at end of
   period                                 $7.120        $11.261        $11.577        $10.216              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             22             14              8              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.472        $12.999        $14.104        $12.687        $10.287
  Accumulation Unit Value at end of
   period                                $19.114        $14.472        $12.999        $14.104        $12.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              -              -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.606        $15.086        $14.476        $12.205        $10.579
  Accumulation Unit Value at end of
   period                                $21.173        $16.606        $15.086        $14.476        $12.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,678          2,107          2,505          2,989          3,241
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.288        $14.826        $14.256        $12.043        $10.460
  Accumulation Unit Value at end of
   period                                $20.726        $16.288        $14.826        $14.256        $12.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103            147            180            249            273
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.131        $14.698        $14.147        $11.963        $10.401
  Accumulation Unit Value at end of
   period                                $20.506        $16.131        $14.698        $14.147        $11.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                514            622            764            863            992
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.053        $14.635        $14.093        $11.923        $10.371
  Accumulation Unit Value at end of
   period                                $20.397        $16.053        $14.635        $14.093        $11.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             99            142            166            197
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.822        $14.446        $13.931        $11.804        $10.283
  Accumulation Unit Value at end of
   period                                $20.073        $15.822        $14.446        $13.931        $11.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                864          1,212          1,492          1,890          2,166
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.822        $14.446        $13.931        $11.804        $10.283
  Accumulation Unit Value at end of
   period                                $20.073        $15.822        $14.446        $13.931        $11.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                864          1,212          1,492          1,890          2,166
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.594        $14.259        $13.772        $11.687        $10.196
  Accumulation Unit Value at end of
   period                                $19.754        $15.594        $14.259        $13.772        $11.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             15             15             27             47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.449        $14.140        $13.671        $11.613        $10.142
  Accumulation Unit Value at end of
   period                                $19.551        $15.449        $14.140        $13.671        $11.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                291            230            167            112            102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.379        $14.084        $13.623        $11.578        $10.116
  Accumulation Unit Value at end of
   period                                $19.453        $15.379        $14.084        $13.623        $11.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                182            241            297            314            364

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.761        $15.429        $13.399        $13.177        $12.075
  Accumulation Unit Value at end of
   period                                $10.579        $14.761        $15.429        $13.399        $13.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,550          3,700          2,461          1,392          1,223
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.624        $15.316        $13.328        $13.133        $12.279
  Accumulation Unit Value at end of
   period                                $10.460        $14.624        $15.316        $13.328        $13.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                296            281            213            133             26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.555        $15.260        $13.292        $13.111        $12.051
  Accumulation Unit Value at end of
   period                                $10.401        $14.555        $15.260        $13.292        $13.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,121          1,328          1,149            873            766
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.522        $15.232        $13.274        $13.100        $12.047
  Accumulation Unit Value at end of
   period                                $10.371        $14.522        $15.232        $13.274        $13.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                252            371            399            466            472
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.420        $15.148        $13.221        $13.067        $12.223
  Accumulation Unit Value at end of
   period                                $10.283        $14.420        $15.148        $13.221        $13.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,396          2,594          2,156          1,416            432
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.420        $15.148        $13.221        $13.067        $12.170
  Accumulation Unit Value at end of
   period                                $10.283        $14.420        $15.148        $13.221        $13.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,396          2,594          2,156          1,416            432
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.319        $15.065        $13.168        $13.035        $12.022
  Accumulation Unit Value at end of
   period                                $10.196        $14.319        $15.065        $13.168        $13.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             67             73             67             70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.229        $14.992        $13.124        $13.011        $12.150
  Accumulation Unit Value at end of
   period                                $10.116        $14.229        $14.992        $13.124        $13.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                392            485            464            330            112

20

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.650        $14.368        $13.933        $11.870        $10.398
  Accumulation Unit Value at end of
   period                                $19.746        $15.650        $14.368        $13.933        $11.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             22             19              8              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.731         $9.220         $9.745         $7.730         $6.088
  Accumulation Unit Value at end of
   period                                $14.374        $10.731         $9.220         $9.745         $7.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                155            127            155            178            123
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.619         $9.141         $9.681         $7.695         $6.072
  Accumulation Unit Value at end of
   period                                $14.194        $10.619         $9.141         $9.681         $7.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             22             25             22             16
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.563         $9.102         $9.649         $7.677         $6.064
  Accumulation Unit Value at end of
   period                                $14.105        $10.563         $9.102         $9.649         $7.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85             93            113             82             80
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.535         $9.083         $9.633         $7.668         $6.060
  Accumulation Unit Value at end of
   period                                $14.061        $10.535         $9.083         $9.633         $7.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              6             14             17             15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.452         $9.025         $9.586         $7.642         $6.049
  Accumulation Unit Value at end of
   period                                $13.929        $10.452         $9.025         $9.586         $7.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            103            144            182             94
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.452         $9.025         $9.586         $7.642         $6.049
  Accumulation Unit Value at end of
   period                                $13.929        $10.452         $9.025         $9.586         $7.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            103            144            182             94
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.369         $8.967         $9.539         $7.616         $6.037
  Accumulation Unit Value at end of
   period                                $13.799        $10.369         $8.967         $9.539         $7.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.314         $8.928         $9.508         $7.599         $6.029
  Accumulation Unit Value at end of
   period                                $13.712        $10.314         $8.928         $9.508         $7.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             26             21             14              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.287         $8.909         $9.492         $7.590         $6.025
  Accumulation Unit Value at end of
   period                                $13.669        $10.287         $8.909         $9.492         $7.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             20             15             13             16

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.244         $9.249              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.088         $9.244              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99              8              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.239         $9.247              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.072         $9.239              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.237         $9.245              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.064         $9.237              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.235         $9.245              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.060         $9.235              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              1              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.231         $9.243              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.049         $9.231              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.231         $9.243              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.049         $9.231              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.228         $9.240              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.037         $9.228              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.224         $9.238              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.025         $9.224              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.965        $15.598        $16.660        $13.355        $10.628
  Accumulation Unit Value at end of
   period                                $23.812        $17.965        $15.598        $16.660        $13.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              1              1              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.618         $7.908         $8.452         $6.736         $4.772
  Accumulation Unit Value at end of
   period                                $11.706         $8.618         $7.908         $8.452         $6.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                888          1,030          1,290          1,653          2,014
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.415         $7.737         $8.286         $6.617         $4.697
  Accumulation Unit Value at end of
   period                                $11.407         $8.415         $7.737         $8.286         $6.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            157            194            260            337
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.264        $13.127        $14.073        $11.249         $7.993
  Accumulation Unit Value at end of
   period                                $19.316        $14.264        $13.127        $14.073        $11.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            272            388            480            691
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.262         $7.607         $8.159         $6.526         $4.639
  Accumulation Unit Value at end of
   period                                $11.183         $8.262         $7.607         $8.159         $6.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                233            288            359            466            597
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.970        $12.882        $13.838        $11.084         $7.891
  Accumulation Unit Value at end of
   period                                $18.880        $13.970        $12.882        $13.838        $11.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                309            390            497            674            810
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.970        $12.882        $13.838        $11.084         $7.891
  Accumulation Unit Value at end of
   period                                $18.880        $13.970        $12.882        $13.838        $11.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                309            390            497            674            810
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.753        $12.702        $13.664        $10.961         $7.816
  Accumulation Unit Value at end of
   period                                $18.559        $13.753        $12.702        $13.664        $10.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             12             16             18             32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.895         $7.299         $7.859         $6.311         $4.505
  Accumulation Unit Value at end of
   period                                $10.643         $7.895         $7.299         $7.859         $6.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                266            196            177            138            102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.859         $7.269         $7.832         $6.292         $4.493
  Accumulation Unit Value at end of
   period                                $10.590         $7.859         $7.269         $7.832         $6.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94            156            208            212            323

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.441         $7.718         $7.223         $7.011         $6.397
  Accumulation Unit Value at end of
   period                                 $4.772         $8.441         $7.718         $7.223         $7.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,069          2,126          1,907          1,828          1,804
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.325         $7.627         $7.152         $6.956         $6.468
  Accumulation Unit Value at end of
   period                                 $4.697         $8.325         $7.627         $7.152         $6.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                330            250            127             90             85
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.182        $13.006        $12.208        $11.886        $10.877
  Accumulation Unit Value at end of
   period                                 $7.993        $14.182        $13.006        $12.208        $11.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                830            995          1,049          1,057          1,103
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.235         $7.556         $7.096         $6.912         $6.329
  Accumulation Unit Value at end of
   period                                 $4.639         $8.235         $7.556         $7.096         $6.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                716          1,201          1,520          1,821          1,848
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.029        $12.892        $12.125        $11.828        $11.003
  Accumulation Unit Value at end of
   period                                 $7.891        $14.029        $12.892        $12.125        $11.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                862            847            761            580            343
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.029        $12.892        $12.125        $11.828        $11.194
  Accumulation Unit Value at end of
   period                                 $7.891        $14.029        $12.892        $12.125        $11.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                862            847            761            580            343
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.916        $12.807        $12.063        $11.785        $10.824
  Accumulation Unit Value at end of
   period                                 $7.816        $13.916        $12.807        $12.063        $11.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             74             78             93             99
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.012         $7.385         $6.966         $6.816         $6.468
  Accumulation Unit Value at end of
   period                                 $4.493         $8.012         $7.385         $6.966         $6.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                327            322            285            180             72

22

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.405        $16.139        $17.431        $14.039        $10.051
  Accumulation Unit Value at end of
   period                                $23.394        $17.405        $16.139        $17.431        $14.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             14             11              7              4
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.419        $18.360        $18.170        $16.619        $13.404
  Accumulation Unit Value at end of
   period                                $20.782        $20.419        $18.360        $18.170        $16.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,041          1,468          1,617          2,028          2,191
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $19.938        $17.964        $17.814        $16.325        $13.193
  Accumulation Unit Value at end of
   period                                $20.252        $19.938        $17.964        $17.814        $16.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138            206            213            259            273
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.407        $18.405        $18.269        $16.759        $13.557
  Accumulation Unit Value at end of
   period                                $20.708        $20.407        $18.405        $18.269        $16.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                337            433            633            864          1,133
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.576        $17.663        $17.542        $16.100        $13.031
  Accumulation Unit Value at end of
   period                                $19.854        $19.576        $17.663        $17.542        $16.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                204            243            280            321            399
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $19.987        $18.061        $17.964        $16.513        $13.385
  Accumulation Unit Value at end of
   period                                $20.241        $19.987        $18.061        $17.964        $16.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                681            958          1,135          1,408          1,550
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.987        $18.061        $17.964        $16.513        $13.385
  Accumulation Unit Value at end of
   period                                $20.241        $19.987        $18.061        $17.964        $16.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                681            958          1,135          1,408          1,550
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.677        $17.808        $17.739        $16.330        $13.256
  Accumulation Unit Value at end of
   period                                $19.897        $19.677        $17.808        $17.739        $16.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             24             27             23             52
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.913        $17.134        $17.084        $15.743        $12.793
  Accumulation Unit Value at end of
   period                                $19.106        $18.913        $17.134        $17.084        $15.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                311            295            250            208            142
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.828        $17.065        $17.025        $15.696        $12.761
  Accumulation Unit Value at end of
   period                                $19.010        $18.828        $17.065        $17.025        $15.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87            120            136            138            189

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.324        $14.676        $13.758        $13.755        $12.718
  Accumulation Unit Value at end of
   period                                $13.404        $15.324        $14.676        $13.758        $13.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,029          1,979          1,532          1,211          1,067
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.113        $14.503        $13.623        $13.648        $13.309
  Accumulation Unit Value at end of
   period                                $13.193        $15.113        $14.503        $13.623        $13.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                283            211            156            118             34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.546        $14.934        $14.041        $14.081        $13.058
  Accumulation Unit Value at end of
   period                                $13.557        $15.546        $14.934        $14.041        $14.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,148          1,370          1,290          1,219          1,191
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.950        $14.368        $13.516        $13.561        $12.582
  Accumulation Unit Value at end of
   period                                $13.031        $14.950        $14.368        $13.516        $13.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                454            699            874            833            838
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.379        $14.803        $13.946        $14.013        $13.672
  Accumulation Unit Value at end of
   period                                $13.385        $15.379        $14.803        $13.946        $14.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,473          1,490          1,258            833            338
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.379        $14.803        $13.946        $14.013        $13.147
  Accumulation Unit Value at end of
   period                                $13.385        $15.379        $14.803        $13.946        $14.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,473          1,490          1,258            833            338
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.254        $14.705        $13.874        $13.963        $12.993
  Accumulation Unit Value at end of
   period                                $13.256        $15.254        $14.705        $13.874        $13.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             44             47             39             40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.706        $14.198        $13.416        $13.522        $12.721
  Accumulation Unit Value at end of
   period                                $12.761        $14.706        $14.198        $13.416        $13.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                193            227            170            124             48

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.323        $13.923        $13.924        $12.870        $10.489
  Accumulation Unit Value at end of
   period                                $15.432        $15.323        $13.923        $13.924        $12.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             24             33             11              2
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.021         $1.038         $1.056         $1.074         $1.092
  Accumulation Unit Value at end of
   period                                 $1.004         $1.021         $1.038         $1.056         $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,718         24,333         33,496         34,177         46,249
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.997         $1.016         $1.035         $1.055         $1.075
  Accumulation Unit Value at end of
   period                                 $0.978         $0.997         $1.016         $1.035         $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,289          1,989          4,431          3,123          4,604
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.032         $1.053         $1.074         $1.096         $1.117
  Accumulation Unit Value at end of
   period                                 $1.011         $1.032         $1.053         $1.074         $1.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,544          9,778         16,084         17,131         22,607
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.979         $0.999         $1.019         $1.041         $1.061
  Accumulation Unit Value at end of
   period                                 $0.959         $0.979         $0.999         $1.019         $1.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,451          4,063          5,012          4,783          7,035
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.011         $1.033         $1.056         $1.080         $1.103
  Accumulation Unit Value at end of
   period                                 $0.989         $1.011         $1.033         $1.056         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,385         14,929         21,544         21,143         29,380
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.011         $1.033         $1.056         $1.080         $1.103
  Accumulation Unit Value at end of
   period                                 $0.989         $1.011         $1.033         $1.056         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,385         14,929         21,544         21,143         29,380
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.995         $1.019         $1.043         $1.068         $1.092
  Accumulation Unit Value at end of
   period                                 $0.972         $0.995         $1.019         $1.043         $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                330            388            923          1,114          1,277
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.939         $0.963         $0.986         $1.011         $1.035
  Accumulation Unit Value at end of
   period                                 $0.917         $0.939         $0.963         $0.986         $1.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,118          3,015          3,417          2,310          2,427
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.935         $0.959         $0.983         $1.008         $1.033
  Accumulation Unit Value at end of
   period                                 $0.912         $0.935         $0.959         $0.983         $1.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,918          2,080          2,647          2,735          4,816

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.087         $1.054         $1.024         $1.013         $1.020
  Accumulation Unit Value at end of
   period                                 $1.092         $1.087         $1.054         $1.024         $1.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             74,042         40,328         11,347          6,830          6,729
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.072         $1.041         $1.014         $1.005         $1.005
  Accumulation Unit Value at end of
   period                                 $1.075         $1.072         $1.041         $1.014         $1.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,058          1,766          1,420            894             99
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.116         $1.085         $1.057         $1.048         $1.060
  Accumulation Unit Value at end of
   period                                 $1.117         $1.116         $1.085         $1.057         $1.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             31,787         21,040         11,826          8,050          8,567
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.061         $1.032         $1.006         $0.998         $1.009
  Accumulation Unit Value at end of
   period                                 $1.061         $1.061         $1.032         $1.006         $0.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,755         10,787          6,310          3,517          4,367
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.104         $1.075         $1.050         $1.043         $1.044
  Accumulation Unit Value at end of
   period                                 $1.103         $1.104         $1.075         $1.050         $1.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,287         12,644          5,730          3,984          2,211
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.104         $1.075         $1.050         $1.043         $1.055
  Accumulation Unit Value at end of
   period                                 $1.103         $1.104         $1.075         $1.050         $1.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,287         12,644          5,730          3,984          2,211
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.095         $1.068         $1.044         $1.040         $1.054
  Accumulation Unit Value at end of
   period                                 $1.092         $1.095         $1.068         $1.044         $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,812          1,106            267            183            188
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.037         $1.013         $0.992         $0.989         $1.003
  Accumulation Unit Value at end of
   period                                 $1.033         $1.037         $1.013         $0.992         $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,801          2,748          1,638          1,198            541

24

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.945         $9.195         $9.451         $9.714         $9.978
  Accumulation Unit Value at end of
   period                                 $8.702         $8.945         $9.195         $9.451         $9.714
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             16             29              5              5
INVESCO V.I. AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.284         $9.197        $10.722              -              -
  Accumulation Unit Value at end of
   period                                $14.169        $10.284         $9.197              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            301            187              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.247         $9.183        $10.720              -              -
  Accumulation Unit Value at end of
   period                                $14.090        $10.247         $9.183              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             55             26              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.229         $9.176        $10.718              -              -
  Accumulation Unit Value at end of
   period                                $14.051        $10.229         $9.176              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            158             86              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.220         $9.172        $10.718              -              -
  Accumulation Unit Value at end of
   period                                $14.031        $10.220         $9.172              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80            106             57              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.192         $9.161        $10.716              -              -
  Accumulation Unit Value at end of
   period                                $13.973        $10.192         $9.161              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            207            174              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.192         $9.161        $10.716              -              -
  Accumulation Unit Value at end of
   period                                $13.973        $10.192         $9.161              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            207            174              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.165         $9.150        $10.713              -              -
  Accumulation Unit Value at end of
   period                                $13.914        $10.165         $9.150              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              7              9              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.147         $9.143        $10.712              -              -
  Accumulation Unit Value at end of
   period                                $13.876        $10.147         $9.143              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             45             19              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.138         $9.139        $10.711              -              -
  Accumulation Unit Value at end of
   period                                $13.856        $10.138         $9.139              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             37             24              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.092         $9.121        $10.708              -              -
  Accumulation Unit Value at end of
   period                                $13.760        $10.092         $9.121              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             11              7              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.860        $11.486        $11.691        $10.854         $8.605
  Accumulation Unit Value at end of
   period                                $16.342        $12.860        $11.486        $11.691        $10.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                414            542            648            818            957
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.660        $11.330        $11.555        $10.749         $8.539
  Accumulation Unit Value at end of
   period                                $16.056        $12.660        $11.330        $11.555        $10.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64            119            127            138            167
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.561        $11.253        $11.488        $10.697         $8.506
  Accumulation Unit Value at end of
   period                                $15.914        $12.561        $11.253        $11.488        $10.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            164            262            365            461
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.512        $11.215        $11.454        $10.672         $8.490
  Accumulation Unit Value at end of
   period                                $15.844        $12.512        $11.215        $11.454        $10.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             58             85            102            122
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.366        $11.100        $11.354        $10.594         $8.441
  Accumulation Unit Value at end of
   period                                $15.636        $12.366        $11.100        $11.354        $10.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                287            424            546            700            833
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.366        $11.100        $11.354        $10.594         $8.441
  Accumulation Unit Value at end of
   period                                $15.636        $12.366        $11.100        $11.354        $10.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                287            424            546            700            833
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.222        $10.987        $11.255        $10.518         $8.393
  Accumulation Unit Value at end of
   period                                $15.430        $12.222        $10.987        $11.255        $10.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             11             10              9              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.126        $10.912        $11.190        $10.467         $8.361
  Accumulation Unit Value at end of
   period                                $15.294        $12.126        $10.912        $11.190        $10.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            128            125            104             89
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.079        $10.875        $11.157        $10.442         $8.345
  Accumulation Unit Value at end of
   period                                $15.227        $12.079        $10.875        $11.157        $10.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             65             81            110            143

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.529        $11.787        $10.273         $9.626              -
  Accumulation Unit Value at end of
   period                                 $8.605        $12.529        $11.787        $10.273              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                999          1,159          1,208              2              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.458        $11.744        $10.256         $9.622              -
  Accumulation Unit Value at end of
   period                                 $8.539        $12.458        $11.744        $10.256              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            156            135              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.423        $11.722        $10.247         $9.621              -
  Accumulation Unit Value at end of
   period                                 $8.506        $12.423        $11.722        $10.247              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                522            657            760              2              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.405        $11.711        $10.243         $9.620              -
  Accumulation Unit Value at end of
   period                                 $8.490        $12.405        $11.711        $10.243              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                151            192            324              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.352        $11.679        $10.230         $9.617              -
  Accumulation Unit Value at end of
   period                                 $8.441        $12.352        $11.679        $10.230              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                865          1,004          1,135              6              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.352        $11.679        $10.230         $9.617              -
  Accumulation Unit Value at end of
   period                                 $8.441        $12.352        $11.679        $10.230              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                865          1,004          1,135              6              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.300        $11.647        $10.217         $9.615              -
  Accumulation Unit Value at end of
   period                                 $8.393        $12.300        $11.647        $10.217              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             23             35              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.248        $11.615        $10.204         $9.612              -
  Accumulation Unit Value at end of
   period                                 $8.345        $12.248        $11.615        $10.204              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                139            141            148              -              -

26

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.578        $13.158        $13.533        $12.698        $10.173
  Accumulation Unit Value at end of
   period                                $18.332        $14.578        $13.158        $13.533        $12.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18              2              2              2              -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.379         $1.369         $1.291         $1.245         $1.267
  Accumulation Unit Value at end of
   period                                 $1.321         $1.379         $1.369         $1.291         $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,290         23,717         25,297         31,810         35,898
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.349         $1.341         $1.267         $1.225         $1.249
  Accumulation Unit Value at end of
   period                                 $1.289         $1.349         $1.341         $1.267         $1.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,892          3,724          3,685          5,374          6,307
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.334         $1.328         $1.255         $1.215         $1.240
  Accumulation Unit Value at end of
   period                                 $1.273         $1.334         $1.328         $1.255         $1.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,449          9,297         11,398         15,653         19,347
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.326         $1.321         $1.249         $1.210         $1.235
  Accumulation Unit Value at end of
   period                                 $1.265         $1.326         $1.321         $1.249         $1.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,257          1,911          2,370          4,210          4,105
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.306         $1.303         $1.234         $1.197         $1.224
  Accumulation Unit Value at end of
   period                                 $1.244         $1.306         $1.303         $1.234         $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,581         13,016         14,697         20,228         24,141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.306         $1.303         $1.234         $1.197         $1.224
  Accumulation Unit Value at end of
   period                                 $1.244         $1.306         $1.303         $1.234         $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,581         13,016         14,697         20,228         24,141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.286         $1.284         $1.219         $1.184         $1.212
  Accumulation Unit Value at end of
   period                                 $1.223         $1.286         $1.284         $1.219         $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58            100            143          1,372            192
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.273         $1.273         $1.209         $1.175         $1.205
  Accumulation Unit Value at end of
   period                                 $1.209         $1.273         $1.273         $1.209         $1.175
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,448          3,922          3,367          3,851          4,255
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.267         $1.268         $1.205         $1.172         $1.202
  Accumulation Unit Value at end of
   period                                 $1.203         $1.267         $1.268         $1.205         $1.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,458          3,493          3,764          7,465          4,351

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.147         $1.098         $1.078         $1.079         $1.070
  Accumulation Unit Value at end of
   period                                 $1.267         $1.147         $1.098         $1.078         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,447         35,318         22,144         14,085         10,668
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.133         $1.086         $1.069         $1.072         $1.073
  Accumulation Unit Value at end of
   period                                 $1.249         $1.133         $1.086         $1.069         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,942          4,462          3,171          1,512            572
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.126         $1.080         $1.064         $1.068         $1.062
  Accumulation Unit Value at end of
   period                                 $1.240         $1.126         $1.080         $1.064         $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,817         23,928         20,478         18,324         17,404
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.122         $1.077         $1.062         $1.066         $1.061
  Accumulation Unit Value at end of
   period                                 $1.235         $1.122         $1.077         $1.062         $1.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,146          7,482          8,635         11,858         11,372
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.114         $1.071         $1.057         $1.063         $1.065
  Accumulation Unit Value at end of
   period                                 $1.224         $1.114         $1.071         $1.057         $1.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,414         27,651         22,211         14,577          5,285
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.114         $1.071         $1.057         $1.063         $1.063
  Accumulation Unit Value at end of
   period                                 $1.224         $1.114         $1.071         $1.057         $1.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,414         27,651         22,211         14,577          5,285
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.105         $1.064         $1.052         $1.059         $1.057
  Accumulation Unit Value at end of
   period                                 $1.212         $1.105         $1.064         $1.052         $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                502            560            465            503            434
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.097         $1.058         $1.047         $1.056         $1.060
  Accumulation Unit Value at end of
   period                                 $1.202         $1.097         $1.058         $1.047         $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,266          3,415          2,685          1,605            348

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.782        $10.815        $10.302        $10.047        $10.328
  Accumulation Unit Value at end of
   period                                $10.215        $10.782        $10.815        $10.302        $10.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26              9              2              1              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.095         $1.844         $2.011         $1.813         $1.363
  Accumulation Unit Value at end of
   period                                 $2.451         $2.095         $1.844         $2.011         $1.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,649          4,072          5,107          5,865          6,600
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.048         $1.807         $1.974         $1.783         $1.344
  Accumulation Unit Value at end of
   period                                 $2.392         $2.048         $1.807         $1.974         $1.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                262            345            387            518            638
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.025         $1.788         $1.956         $1.768         $1.334
  Accumulation Unit Value at end of
   period                                 $2.362         $2.025         $1.788         $1.956         $1.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                962            936          1,264          1,569          2,140
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.014         $1.779         $1.947         $1.761         $1.329
  Accumulation Unit Value at end of
   period                                 $2.348         $2.014         $1.779         $1.947         $1.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                120            163            250            292            370
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.983         $1.755         $1.924         $1.742         $1.317
  Accumulation Unit Value at end of
   period                                 $2.309         $1.983         $1.755         $1.924         $1.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,486          1,965          2,922          3,592          4,448
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.983         $1.755         $1.924         $1.742         $1.317
  Accumulation Unit Value at end of
   period                                 $2.309         $1.983         $1.755         $1.924         $1.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,486          1,965          2,922          3,592          4,448
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.953         $1.730         $1.899         $1.723         $1.304
  Accumulation Unit Value at end of
   period                                 $2.270         $1.953         $1.730         $1.899         $1.723
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             33             33             34             36
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.933         $1.714         $1.884         $1.711         $1.296
  Accumulation Unit Value at end of
   period                                 $2.245         $1.933         $1.714         $1.884         $1.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                341            334            291            171            116
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.924         $1.708         $1.877         $1.706         $1.293
  Accumulation Unit Value at end of
   period                                 $2.233         $1.924         $1.708         $1.877         $1.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                188            322            387            412            503

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.326         $2.062         $1.636         $1.411         $1.157
  Accumulation Unit Value at end of
   period                                 $1.363         $2.326         $2.062         $1.636         $1.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,402          5,913          4,739          1,145            842
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.297         $2.041         $1.622         $1.402         $1.270
  Accumulation Unit Value at end of
   period                                 $1.344         $2.297         $2.041         $1.622         $1.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                575            476          1,861          1,346             13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.283         $2.030         $1.615         $1.397         $1.149
  Accumulation Unit Value at end of
   period                                 $1.334         $2.283         $2.030         $1.615         $1.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,497          2,358          1,370            993            731
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.275         $2.025         $1.611         $1.395         $1.148
  Accumulation Unit Value at end of
   period                                 $1.329         $2.275         $2.025         $1.611         $1.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                641            801            687            811            739
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.258         $2.012         $1.604         $1.390         $1.260
  Accumulation Unit Value at end of
   period                                 $1.317         $2.258         $2.012         $1.604         $1.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,626          3,867          3,462          1,519            212
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.258         $2.012         $1.604         $1.390         $1.180
  Accumulation Unit Value at end of
   period                                 $1.317         $2.258         $2.012         $1.604         $1.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,626          3,867          3,462          1,519            212
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.240         $1.999         $1.596         $1.385         $1.144
  Accumulation Unit Value at end of
   period                                 $1.304         $2.240         $1.999         $1.596         $1.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             47             38             31             35
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.224         $1.987         $1.589         $1.382         $1.176
  Accumulation Unit Value at end of
   period                                 $1.293         $2.224         $1.987         $1.589         $1.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                497            546            312            207              3

28

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.681        $13.951        $15.377        $14.004        $10.644
  Accumulation Unit Value at
   end of period                  $18.157        $15.681        $13.951        $15.377        $14.004
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              1              1              1              -
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.780         $1.632         $1.773         $1.580         $1.235
  Accumulation Unit Value at
   end of period                   $2.255         $1.780         $1.632         $1.773         $1.580
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,910          3,942          4,985          6,201          7,387
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.741         $1.599         $1.741         $1.555         $1.217
  Accumulation Unit Value at
   end of period                   $2.200         $1.741         $1.599         $1.741         $1.555
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     528            939          1,031          1,551          1,852
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.721         $1.583         $1.725         $1.542         $1.208
  Accumulation Unit Value at
   end of period                   $2.173         $1.721         $1.583         $1.725         $1.542
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,483          2,100          2,824          3,854          4,844
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.711         $1.574         $1.716         $1.535         $1.204
  Accumulation Unit Value at
   end of period                   $2.160         $1.711         $1.574         $1.716         $1.535
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     574            780          1,035          1,386          1,823
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.686         $1.553         $1.696         $1.519         $1.193
  Accumulation Unit Value at
   end of period                   $2.124         $1.686         $1.553         $1.696         $1.519
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,130          2,919          3,872          5,157          5,938
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.686         $1.553         $1.696         $1.519         $1.193
  Accumulation Unit Value at
   end of period                   $2.124         $1.686         $1.553         $1.696         $1.519
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,130          2,919          3,872          5,157          5,938
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.659         $1.531         $1.674         $1.502         $1.181
  Accumulation Unit Value at
   end of period                   $2.088         $1.659         $1.531         $1.674         $1.502
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     125            121            135            125            250
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $1.643         $1.517         $1.661         $1.492         $1.174
  Accumulation Unit Value at
   end of period                   $2.065         $1.643         $1.517         $1.661         $1.492
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,307          1,120          1,064            814            370
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.635         $1.511         $1.655         $1.487         $1.171
  Accumulation Unit Value at
   end of period                   $2.055         $1.635         $1.511         $1.655         $1.487
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     187            286            353            433            617

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.757         $1.631         $1.491         $1.410         $1.260
  Accumulation Unit Value at
   end of period                   $1.235         $1.757         $1.631         $1.491         $1.410
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   8,366          9,718          9,619          9,568          9,102
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.735         $1.614         $1.479         $1.400         $1.318
  Accumulation Unit Value at
   end of period                   $1.217         $1.735         $1.614         $1.479         $1.400
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,033          1,071            594            562            448
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.724         $1.606         $1.472         $1.396         $1.251
  Accumulation Unit Value at
   end of period                   $1.208         $1.724         $1.606         $1.472         $1.396
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,142          9,832         11,984         13,307         13,227
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.719         $1.601         $1.469         $1.394         $1.250
  Accumulation Unit Value at
   end of period                   $1.204         $1.719         $1.601         $1.469         $1.394
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,187          4,075          5,817          7,392          7,218
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.705         $1.591         $1.462         $1.389         $1.308
  Accumulation Unit Value at
   end of period                   $1.193         $1.705         $1.591         $1.462         $1.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,478          6,566          5,902          4,687          2,470
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.705         $1.591         $1.462         $1.389         $1.270
  Accumulation Unit Value at
   end of period                   $1.193         $1.705         $1.591         $1.462         $1.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,478          6,566          5,902          4,687          2,470
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.692         $1.581         $1.455         $1.384         $1.245
  Accumulation Unit Value at
   end of period                   $1.181         $1.692         $1.581         $1.455         $1.384
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     296            387            404            378            414
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.680         $1.572         $1.449         $1.380         $1.265
  Accumulation Unit Value at
   end of period                   $1.171         $1.680         $1.572         $1.449         $1.380
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     677            911            867            492            184

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.166        $13.124        $14.409        $12.979        $10.245
  Accumulation Unit Value at
   end of period                  $17.754        $14.166        $13.124        $14.409        $12.979
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              8              6              4              -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.854        $10.014              -              -              -
  Accumulation Unit Value at
   end of period                  $13.274         $9.854              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25              9              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.837        $10.011              -              -              -
  Accumulation Unit Value at
   end of period                  $13.225         $9.837              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.829        $10.009              -              -              -
  Accumulation Unit Value at
   end of period                  $13.201         $9.829              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3             14              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.825        $10.008              -              -              -
  Accumulation Unit Value at
   end of period                  $13.189         $9.825              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.813        $10.006              -              -              -
  Accumulation Unit Value at
   end of period                  $13.153         $9.813              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10              8              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.813        $10.006              -              -              -
  Accumulation Unit Value at
   end of period                  $13.153         $9.813              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10              8              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.800        $10.003              -              -              -
  Accumulation Unit Value at
   end of period                  $13.117         $9.800              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.792        $10.002              -              -              -
  Accumulation Unit Value at
   end of period                  $13.093         $9.792              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              3              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.788        $10.001              -              -              -
  Accumulation Unit Value at
   end of period                  $13.081         $9.788              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              1              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

30

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.768         $9.997              -              -              -
  Accumulation Unit Value at
   end of period                  $13.021         $9.768              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.979              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.902              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     204              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.977              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.891              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      52              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.976              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.885              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     203              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.975              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.882              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.973              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.873              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     112              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.973              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.873              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     112              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.971              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.864              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.970              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.859              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      37              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.969              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.856              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      30              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.966              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.841              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.370        $14.619        $14.979        $11.853         $9.940
  Accumulation Unit Value at
   end of period                  $22.124        $16.370        $14.619        $14.979        $11.853
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     218            275            395            425            470
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $16.071        $14.381        $14.764        $11.707         $9.837
  Accumulation Unit Value at
   end of period                  $21.677        $16.071        $14.381        $14.764        $11.707
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             33             40             49             64
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $15.924        $14.264        $14.658        $11.634         $9.786
  Accumulation Unit Value at
   end of period                  $21.457        $15.924        $14.264        $14.658        $11.634
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      65             81            108            136            189
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $15.851        $14.205        $14.606        $11.598         $9.760
  Accumulation Unit Value at
   end of period                  $21.348        $15.851        $14.205        $14.606        $11.598
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             22             29             30             47
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $15.633        $14.031        $14.448        $11.491         $9.684
  Accumulation Unit Value at
   end of period                  $21.024        $15.633        $14.031        $14.448        $11.491
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     143            193            275            349            383
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.633        $14.031        $14.448        $11.491         $9.684
  Accumulation Unit Value at
   end of period                  $21.024        $15.633        $14.031        $14.448        $11.491
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     143            193            275            349            383
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $15.419        $13.860        $14.293        $11.384         $9.609
  Accumulation Unit Value at
   end of period                  $20.704        $15.419        $13.860        $14.293        $11.384
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              1              1              2              2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.279        $13.748        $14.192        $11.315         $9.560
  Accumulation Unit Value at
   end of period                  $20.496        $15.279        $13.748        $14.192        $11.315
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      90             84             88             60             39
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.211        $13.693        $14.142        $11.281         $9.536
  Accumulation Unit Value at
   end of period                  $20.394        $15.211        $13.693        $14.142        $11.281
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             41             60             68             71

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.719        $14.233        $12.327        $11.598        $10.782
  Accumulation Unit Value at
   end of period                   $9.940        $14.719        $14.233        $12.327        $11.598
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     474            329            154             83             67
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $14.596        $14.142        $12.273        $11.570        $10.692
  Accumulation Unit Value at
   end of period                   $9.837        $14.596        $14.142        $12.273        $11.570
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      61             37             10              3              1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $14.534        $14.097        $12.246        $11.556        $10.775
  Accumulation Unit Value at
   end of period                   $9.786        $14.534        $14.097        $12.246        $11.556
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     217            228            159            118             57
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $14.504        $14.074        $12.232        $11.549        $10.774
  Accumulation Unit Value at
   end of period                   $9.760        $14.504        $14.074        $12.232        $11.549
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      75             59             35             30             22
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $14.413        $14.007        $12.192        $11.528        $10.658
  Accumulation Unit Value at
   end of period                   $9.684        $14.413        $14.007        $12.192        $11.528
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     417            345            281            197             91
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.413        $14.007        $12.192        $11.528        $11.053
  Accumulation Unit Value at
   end of period                   $9.684        $14.413        $14.007        $12.192        $11.528
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     417            345            281            197             91
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $14.322        $13.939        $12.152        $11.507        $10.768
  Accumulation Unit Value at
   end of period                   $9.609        $14.322        $13.939        $12.152        $11.507
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              2              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.235        $13.875        $12.114        $11.489        $11.045
  Accumulation Unit Value at
   end of period                   $9.536        $14.235        $13.875        $12.114        $11.489
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      66             49             41             20              4

32

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.506        $14.897        $15.424        $12.334        $10.452
  Accumulation Unit Value at
   end of period                  $22.076        $16.506        $14.897        $15.424        $12.334
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11              5              4              2              -
INVESCO V.I. VALUE
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.192         $1.030         $1.081         $1.024         $0.704
  Accumulation Unit Value at
   end of period                   $1.567         $1.192         $1.030         $1.081         $1.024
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,047          2,796          3,331          4,421          6,168
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.165         $1.009         $1.061         $1.007         $0.693
  Accumulation Unit Value at
   end of period                   $1.529         $1.165         $1.009         $1.061         $1.007
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     392            646            688            825          1,042
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.152         $0.999         $1.051         $0.999         $0.688
  Accumulation Unit Value at
   end of period                   $1.511         $1.152         $0.999         $1.051         $0.999
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,414          2,030          2,720          4,017          5,368
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.146         $0.994         $1.046         $0.995         $0.686
  Accumulation Unit Value at
   end of period                   $1.501         $1.146         $0.994         $1.046         $0.995
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     808          1,072          1,468          2,080          2,617
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.128         $0.980         $1.033         $0.984         $0.680
  Accumulation Unit Value at
   end of period                   $1.477         $1.128         $0.980         $1.033         $0.984
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,103          1,812          2,148          2,799          4,094
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.128         $0.980         $1.033         $0.984         $0.680
  Accumulation Unit Value at
   end of period                   $1.477         $1.128         $0.980         $1.033         $0.984
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,103          1,812          2,148          2,799          4,094
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.111         $0.966         $1.020         $0.973         $0.673
  Accumulation Unit Value at
   end of period                   $1.451         $1.111         $0.966         $1.020         $0.973
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     155            164            210            238            233
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $1.100         $0.958         $1.012         $0.966         $0.669
  Accumulation Unit Value at
   end of period                   $1.435         $1.100         $0.958         $1.012         $0.966
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     553            332            254            235            155
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.095         $0.954         $1.009         $0.963         $0.667
  Accumulation Unit Value at
   end of period                   $1.428         $1.095         $0.954         $1.009         $0.963
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     161            226            282            349            398

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. VALUE
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.484         $1.486         $1.335         $1.285         $1.176
  Accumulation Unit Value at
   end of period                   $0.704         $1.484         $1.486         $1.335         $1.285
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,589          7,750          8,599          9,322         10,045
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.465         $1.471         $1.324         $1.276         $1.178
  Accumulation Unit Value at
   end of period                   $0.693         $1.465         $1.471         $1.324         $1.276
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,219            839            638            648            647
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.456         $1.463         $1.318         $1.272         $1.168
  Accumulation Unit Value at
   end of period                   $0.688         $1.456         $1.463         $1.318         $1.272
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,462          7,946         10,445         11,931         14,046
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.452         $1.459         $1.316         $1.270         $1.167
  Accumulation Unit Value at
   end of period                   $0.686         $1.452         $1.459         $1.316         $1.270
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,964          4,534          6,464          7,647          9,095
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.440         $1.450         $1.309         $1.266         $1.169
  Accumulation Unit Value at
   end of period                   $0.680         $1.440         $1.450         $1.309         $1.266
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,015          4,213          4,242          4,043          3,158
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.440         $1.450         $1.309         $1.266         $1.180
  Accumulation Unit Value at
   end of period                   $0.680         $1.440         $1.450         $1.309         $1.266
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,015          4,213          4,242          4,043          3,158
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.429         $1.441         $1.303         $1.261         $1.163
  Accumulation Unit Value at
   end of period                   $0.673         $1.429         $1.441         $1.303         $1.261
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     289            312            386            516            547
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.419         $1.432         $1.297         $1.258         $1.176
  Accumulation Unit Value at
   end of period                   $0.667         $1.419         $1.432         $1.297         $1.258
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     416            575            591            557            339

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.719        $14.600        $15.479        $14.822        $10.293
  Accumulation Unit Value at
   end of period                  $21.756        $16.719        $14.600        $15.479        $14.822
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              1              -              -              -
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.713         $6.750         $6.937         $6.019         $4.623
  Accumulation Unit Value at
   end of period                  $10.207         $7.713         $6.750         $6.937         $6.019
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      53             57             78            120            143
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $7.532         $6.604         $6.800         $5.913         $4.550
  Accumulation Unit Value at
   end of period                   $9.947         $7.532         $6.604         $6.800         $5.913
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              9             11             21             20
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.782         $8.586         $8.850         $7.702         $5.933
  Accumulation Unit Value at
   end of period                  $12.906         $9.782         $8.586         $8.850         $7.702
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      29             45             53             55             93
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.394         $6.494         $6.697         $5.831         $4.494
  Accumulation Unit Value at
   end of period                   $9.751         $7.394         $6.494         $6.697         $5.831
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             27             34             44             57
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.580         $8.426         $8.702         $7.589         $5.858
  Accumulation Unit Value at
   end of period                  $12.614         $9.580         $8.426         $8.702         $7.589
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             20             19             27             29
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.580         $8.426         $8.702         $7.589         $5.858
  Accumulation Unit Value at
   end of period                  $12.614         $9.580         $8.426         $8.702         $7.589
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             20             19             27             29
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.431         $8.307         $8.593         $7.505         $5.802
  Accumulation Unit Value at
   end of period                  $12.400         $9.431         $8.307         $8.593         $7.505
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              2              5              5              7
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.067         $6.231         $6.452         $5.641         $4.365
  Accumulation Unit Value at
   end of period                   $9.283         $7.067         $6.231         $6.452         $5.641
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      30             14             21             27             28
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.036         $6.206         $6.429         $5.624         $4.354
  Accumulation Unit Value at
   end of period                   $9.236         $7.036         $6.206         $6.429         $5.624
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              2

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.729         $7.073         $6.322         $6.323         $5.719
  Accumulation Unit Value at
   end of period                   $4.623         $7.729         $7.073         $6.322         $6.323
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     157            178            205            248            277
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $7.623         $6.990         $6.260         $6.274         $5.779
  Accumulation Unit Value at
   end of period                   $4.550         $7.623         $6.990         $6.260         $6.274
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20             19              1              8             23
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.949         $9.132         $8.187         $8.214         $7.451
  Accumulation Unit Value at
   end of period                   $5.933         $9.949         $9.132         $8.187         $8.214
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     104            140            163            170            213
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.540         $6.924         $6.211         $6.234         $5.658
  Accumulation Unit Value at
   end of period                   $4.494         $7.540         $6.924         $6.211         $6.234
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      73            103            188            218            231
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.842         $9.052         $8.131         $8.174         $7.533
  Accumulation Unit Value at
   end of period                   $5.858         $9.842         $9.052         $8.131         $8.174
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      36             43             45             47             45
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.842         $9.052         $8.131         $8.174         $7.625
  Accumulation Unit Value at
   end of period                   $5.858         $9.842         $9.052         $8.131         $8.174
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      36             43             45             47             45
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.762         $8.992         $8.090         $8.145         $7.414
  Accumulation Unit Value at
   end of period                   $5.802         $9.762         $8.992         $8.090         $8.145
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              6              6              6              7
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.338         $6.769         $6.098         $6.149         $5.752
  Accumulation Unit Value at
   end of period                   $4.354         $7.338         $6.769         $6.098         $6.149
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              2              3              3

34

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.579        $14.662        $15.226        $13.352        $10.363
  Accumulation Unit Value at
   end of period                  $21.711        $16.579        $14.662        $15.226        $13.352
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.951        $13.155        $13.985        $12.660         $9.757
  Accumulation Unit Value at
   end of period                  $20.045        $15.951        $13.155        $13.985        $12.660
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      53             65             94             89             53
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $15.576        $12.870        $13.710        $12.436         $9.603
  Accumulation Unit Value at
   end of period                  $19.533        $15.576        $12.870        $13.710        $12.436
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              8              7             33             33
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $16.910        $13.987        $14.915        $13.542        $10.468
  Accumulation Unit Value at
   end of period                  $21.186        $16.910        $13.987        $14.915        $13.542
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             41             36             43             62
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $15.292        $12.655        $13.501        $12.265         $9.485
  Accumulation Unit Value at
   end of period                  $19.149        $15.292        $12.655        $13.501        $12.265
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              6             10             13             17
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $16.561        $13.726        $14.666        $13.343        $10.334
  Accumulation Unit Value at
   end of period                  $20.707        $16.561        $13.726        $14.666        $13.343
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             24             26             30             29
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $16.561        $13.726        $14.666        $13.343        $10.334
  Accumulation Unit Value at
   end of period                  $20.707        $16.561        $13.726        $14.666        $13.343
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             24             26             30             29
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $16.305        $13.533        $14.482        $13.195        $10.235
  Accumulation Unit Value at
   end of period                  $20.356        $16.305        $13.533        $14.482        $13.195
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              -              1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.678        $12.196        $13.063        $11.915         $9.251
  Accumulation Unit Value at
   end of period                  $18.307        $14.678        $12.196        $13.063        $11.915
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             24             19             16             13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.612        $12.147        $13.018        $11.879         $9.228
  Accumulation Unit Value at
   end of period                  $18.216        $14.612        $12.147        $13.018        $11.879
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              9              6              7              8

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.985        $13.958        $11.412        $10.780         $9.270
  Accumulation Unit Value at
   end of period                   $9.757        $14.985        $13.958        $11.412        $10.780
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      93             69             75             57             60
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $14.779        $13.794        $11.300        $10.696         $9.799
  Accumulation Unit Value at
   end of period                   $9.603        $14.779        $13.794        $11.300        $10.696
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14              4              5              5              4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $16.125        $15.066        $12.355        $11.706        $10.097
  Accumulation Unit Value at
   end of period                  $10.468        $16.125        $15.066        $12.355        $11.706
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      95            100            160            164            227
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $14.619        $13.665        $11.212        $10.628         $9.172
  Accumulation Unit Value at
   end of period                   $9.485        $14.619        $13.665        $11.212        $10.628
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      22             38             57             74             67
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $15.952        $14.933        $12.271        $11.649        $10.677
  Accumulation Unit Value at
   end of period                  $10.334        $15.952        $14.933        $12.271        $11.649
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      45             41             33             15              8
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.952        $14.933        $12.271        $11.649        $10.235
  Accumulation Unit Value at
   end of period                  $10.334        $15.952        $14.933        $12.271        $11.649
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      45             41             33             15              8
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $15.823        $14.835        $12.208        $11.607        $10.046
  Accumulation Unit Value at
   end of period                  $10.235        $15.823        $14.835        $12.208        $11.607
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.287        $13.415        $11.056        $10.528         $9.275
  Accumulation Unit Value at
   end of period                   $9.228        $14.287        $13.415        $11.056        $10.528
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             10              5              4              1

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.593        $13.828        $14.856        $13.591        $10.584
  Accumulation Unit Value at
   end of period                  $20.633        $16.593        $13.828        $14.856        $13.591
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              1              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.139         $6.185         $6.312         $5.566         $4.113
  Accumulation Unit Value at
   end of period                   $9.605         $7.139         $6.185         $6.312         $5.566
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     629            282            298            377            359
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $6.970         $6.052         $6.188         $5.468         $4.048
  Accumulation Unit Value at
   end of period                   $9.360         $6.970         $6.052         $6.188         $5.468
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             44             54             51             55
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.288         $8.941         $9.152         $8.095         $5.999
  Accumulation Unit Value at
   end of period                  $13.801        $10.288         $8.941         $9.152         $8.095
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     117             84            128            129            178
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.843         $5.950         $6.094         $5.393         $3.998
  Accumulation Unit Value at
   end of period                   $9.175         $6.843         $5.950         $6.094         $5.393
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             31             39             47             63
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.076         $8.775         $8.999         $7.976         $5.922
  Accumulation Unit Value at
   end of period                  $13.489        $10.076         $8.775         $8.999         $7.976
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      99            145            137            158            155
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.076         $8.775         $8.999         $7.976         $5.922
  Accumulation Unit Value at
   end of period                  $13.489        $10.076         $8.775         $8.999         $7.976
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      99            145            137            158            155
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.920         $8.651         $8.886         $7.887         $5.865
  Accumulation Unit Value at
   end of period                  $13.260         $9.920         $8.651         $8.886         $7.887
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              5              5              3              3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $6.628         $5.787         $5.950         $5.286         $3.935
  Accumulation Unit Value at
   end of period                   $8.852         $6.628         $5.787         $5.950         $5.286
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      69             68             63             48             48
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.599         $5.764         $5.929         $5.270         $3.925
  Accumulation Unit Value at
   end of period                   $8.808         $6.599         $5.764         $5.929         $5.270
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             26             37             38             48

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.684         $5.611         $5.290         $4.927         $4.437
  Accumulation Unit Value at
   end of period                   $4.113         $6.684         $5.611         $5.290         $4.927
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     344            300            255            213            240
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $6.592         $5.545         $5.238         $4.889         $4.456
  Accumulation Unit Value at
   end of period                   $4.048         $6.592         $5.545         $5.238         $4.889
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      69             39             23             18             25
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.779         $8.233         $7.785         $7.274         $6.570
  Accumulation Unit Value at
   end of period                   $5.999         $9.779         $8.233         $7.785         $7.274
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     188            222            232            255            213
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.521         $5.493         $5.197         $4.858         $4.390
  Accumulation Unit Value at
   end of period                   $3.998         $6.521         $5.493         $5.197         $4.858
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      75            126            133            181            171
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.674         $8.161         $7.732         $7.239         $6.602
  Accumulation Unit Value at
   end of period                   $5.922         $9.674         $8.161         $7.732         $7.239
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     115            112             86             85             45
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.674         $8.161         $7.732         $7.239         $6.750
  Accumulation Unit Value at
   end of period                   $5.922         $9.674         $8.161         $7.732         $7.239
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     115            112             86             85             45
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.595         $8.107         $7.693         $7.213         $6.537
  Accumulation Unit Value at
   end of period                   $5.865         $9.595         $8.107         $7.693         $7.213
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              2              3              3              4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.431         $5.442         $5.171         $4.856         $4.540
  Accumulation Unit Value at
   end of period                   $3.925         $6.431         $5.442         $5.171         $4.856
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      42             34             34             15             12

36

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.805        $14.715        $15.175        $13.523        $10.096
  Accumulation Unit Value at
   end of period                  $22.374        $16.805        $14.715        $15.175        $13.523
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13              -              -              -              -
MFS HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.141              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.481              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     628              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.138              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.470              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      88              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.137              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.465              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     181              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.136              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.462              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     106              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.134              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.454              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     389              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.134              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.454              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     389              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.132              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.446              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.131              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.441              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     131              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.130              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.438              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.127              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.425              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14              -              -              -              -
MFS INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.659         $6.660         $6.735         $6.091         $4.439
  Accumulation Unit Value at
   end of period                   $9.811         $7.659         $6.660         $6.735         $6.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     115            158            206            222            291
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $7.478         $6.516         $6.603         $5.983         $4.369
  Accumulation Unit Value at
   end of period                   $9.560         $7.478         $6.516         $6.603         $5.983
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             20             28             30             22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.371         $8.173         $8.291         $7.520         $5.497
  Accumulation Unit Value at
   end of period                  $11.969         $9.371         $8.173         $8.291         $7.520
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25             53             77            111            133
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.342         $6.407         $6.502         $5.901         $4.316
  Accumulation Unit Value at
   end of period                   $9.372         $7.342         $6.407         $6.502         $5.901
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      60             76             94            107            156
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.178         $8.021         $8.152         $7.409         $5.427
  Accumulation Unit Value at
   end of period                  $11.698         $9.178         $8.021         $8.152         $7.409
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             78             91            111            155
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.178         $8.021         $8.152         $7.409         $5.427
  Accumulation Unit Value at
   end of period                  $11.698         $9.178         $8.021         $8.152         $7.409
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             78             91            111            155
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.036         $7.908         $8.050         $7.327         $5.375
  Accumulation Unit Value at
   end of period                  $11.500         $9.036         $7.908         $8.050         $7.327
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              2              2              2              3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.250         $6.351         $6.472         $5.896         $4.330
  Accumulation Unit Value at
   end of period                   $9.217         $7.250         $6.351         $6.472         $5.896
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      50             17             20             14              3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.217         $6.326         $6.449         $5.879         $4.319
  Accumulation Unit Value at
   end of period                   $9.171         $7.217         $6.326         $6.449         $5.879
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             18             24             17             17

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.153         $6.534         $6.178         $6.014         $5.602
  Accumulation Unit Value at
   end of period                   $4.439         $7.153         $6.534         $6.178         $6.014
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     337            372            414            546            655
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $7.055         $6.457         $6.117         $5.967         $5.526
  Accumulation Unit Value at
   end of period                   $4.369         $7.055         $6.457         $6.117         $5.967
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24             36             36             41             42
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.885         $8.140         $7.719         $7.537         $7.042
  Accumulation Unit Value at
   end of period                   $5.497         $8.885         $8.140         $7.719         $7.537
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     171            312            444            481            591
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.978         $6.396         $6.069         $5.929         $5.542
  Accumulation Unit Value at
   end of period                   $4.316         $6.978         $6.396         $6.069         $5.929
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     193            307            471            680            701
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $8.789         $8.068         $7.667         $7.501         $6.950
  Accumulation Unit Value at
   end of period                   $5.427         $8.789         $8.068         $7.667         $7.501
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     167            168            146            156            101
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.789         $8.068         $7.667         $7.501         $7.179
  Accumulation Unit Value at
   end of period                   $5.427         $8.789         $8.068         $7.667         $7.501
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     167            168            146            156            101
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.718         $8.015         $7.628         $7.473         $7.007
  Accumulation Unit Value at
   end of period                   $5.375         $8.718         $8.015         $7.628         $7.473
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              9              9             16             16
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.016         $6.459         $6.157         $6.041         $5.798
  Accumulation Unit Value at
   end of period                   $4.319         $7.016         $6.459         $6.157         $6.041
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24             31             32             29             20

38

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.735        $14.706        $15.029        $13.735        $10.116
  Accumulation Unit Value at
   end of period                  $21.214        $16.735        $14.706        $15.029        $13.735
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.509         $8.968         $9.326         $8.538         $6.844
  Accumulation Unit Value at
   end of period                  $13.643        $10.509         $8.968         $9.326         $8.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     812          1,177          1,512          1,888          2,162
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.261         $8.775         $9.142         $8.387         $6.736
  Accumulation Unit Value at
   end of period                  $13.295        $10.261         $8.775         $9.142         $8.387
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     133            193            226            269            319
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.201         $8.732         $9.107         $8.363         $6.723
  Accumulation Unit Value at
   end of period                  $13.204        $10.201         $8.732         $9.107         $8.363
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     278            419            596            800          1,051
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.074         $8.628         $9.003         $8.271         $6.653
  Accumulation Unit Value at
   end of period                  $13.033        $10.074         $8.628         $9.003         $8.271
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      72            116            155            203            246
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.990         $8.569         $8.955         $8.240         $6.637
  Accumulation Unit Value at
   end of period                  $12.906         $9.990         $8.569         $8.955         $8.240
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     527            753            954          1,184          1,404
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.990         $8.569         $8.955         $8.240         $6.637
  Accumulation Unit Value at
   end of period                  $12.906         $9.990         $8.569         $8.955         $8.240
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     527            753            954          1,184          1,404
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.835         $8.449         $8.843         $8.148         $6.574
  Accumulation Unit Value at
   end of period                  $12.686         $9.835         $8.449         $8.843         $8.148
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              9             12             14             15
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.878         $8.494         $8.899         $8.208         $6.629
  Accumulation Unit Value at
   end of period                  $12.729         $9.878         $8.494         $8.899         $8.208
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     199            200            185            161            124
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.834         $8.460         $8.868         $8.184         $6.612
  Accumulation Unit Value at
   end of period                  $12.665         $9.834         $8.460         $8.868         $8.184
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      75            127            152            192            250

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.402         $9.592         $8.634         $8.184         $7.475
  Accumulation Unit Value at
   end of period                   $6.844        $10.402         $9.592         $8.634         $8.184
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,289          2,182          1,599            946            709
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.259         $9.479         $8.550         $8.120         $7.519
  Accumulation Unit Value at
   end of period                   $6.736        $10.259         $9.479         $8.550         $8.120
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     331            280            206             85              6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.250         $9.480         $8.559         $8.137         $7.455
  Accumulation Unit Value at
   end of period                   $6.723        $10.250         $9.480         $8.559         $8.137
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,151          1,256          1,154            986            897
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.148         $9.391         $8.483         $8.068         $7.396
  Accumulation Unit Value at
   end of period                   $6.653        $10.148         $9.391         $8.483         $8.068
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     374            547            675            819            731
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.140         $9.397         $8.501         $8.098         $7.502
  Accumulation Unit Value at
   end of period                   $6.637        $10.140         $9.397         $8.501         $8.098
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,578          1,560          1,480            957            336
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.140         $9.397         $8.501         $8.098         $7.516
  Accumulation Unit Value at
   end of period                   $6.637        $10.140         $9.397         $8.501         $8.098
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,578          1,560          1,480            957            336
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.058         $9.335         $8.458         $8.069         $7.418
  Accumulation Unit Value at
   end of period                   $6.574        $10.058         $9.335         $8.458         $8.069
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      23             25             34             47             41
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.132         $9.417         $8.545         $8.165         $7.599
  Accumulation Unit Value at
   end of period                   $6.612        $10.132         $9.417         $8.545         $8.165
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     233            207            191            115             32

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.045        $12.975        $13.635        $12.615        $10.218
  Accumulation Unit Value at
   end of period                  $19.329        $15.045        $12.975        $13.635        $12.615
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19              3              2              2              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.252         $5.458         $5.906         $4.634         $3.324
  Accumulation Unit Value at
   end of period                   $8.466         $6.252         $5.458         $5.906         $4.634
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     362            433            517            666            764
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $6.105         $5.340         $5.790         $4.552         $3.272
  Accumulation Unit Value at
   end of period                   $8.249         $6.105         $5.340         $5.790         $4.552
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      43             79            100            143            169
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $5.576         $4.882         $5.300         $4.170         $3.001
  Accumulation Unit Value at
   end of period                   $7.528         $5.576         $4.882         $5.300         $4.170
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     217            273            372            518            606
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.994         $5.250         $5.702         $4.489         $3.232
  Accumulation Unit Value at
   end of period                   $8.087         $5.994         $5.250         $5.702         $4.489
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      81            108            151            232            287
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $5.461         $4.791         $5.211         $4.109         $2.962
  Accumulation Unit Value at
   end of period                   $7.358         $5.461         $4.791         $5.211         $4.109
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     210            280            332            485            550
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.461         $4.791         $5.211         $4.109         $2.962
  Accumulation Unit Value at
   end of period                   $7.358         $5.461         $4.791         $5.211         $4.109
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     210            280            332            485            550
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.377         $4.724         $5.146         $4.063         $2.934
  Accumulation Unit Value at
   end of period                   $7.233         $5.377         $4.724         $5.146         $4.063
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             18             20             20             24
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $5.753         $5.060         $5.517         $4.361         $3.152
  Accumulation Unit Value at
   end of period                   $7.731         $5.753         $5.060         $5.517         $4.361
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     126             55             63             41             37
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.727         $5.040         $5.498         $4.347         $3.144
  Accumulation Unit Value at
   end of period                   $7.693         $5.727         $5.040         $5.498         $4.347
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      44             67             85             92             81

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.980         $6.465         $6.413         $6.326         $5.617
  Accumulation Unit Value at
   end of period                   $3.324         $6.980         $6.465         $6.413         $6.326
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     783            734            787            835            932
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $6.884         $6.389         $6.350         $6.277         $5.763
  Accumulation Unit Value at
   end of period                   $3.272         $6.884         $6.389         $6.350         $6.277
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     161             93             68             41             31
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.320         $5.871         $5.841         $5.779         $5.147
  Accumulation Unit Value at
   end of period                   $3.001         $6.320         $5.871         $5.841         $5.779
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     685            904          1,114          1,162          1,232
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.810         $6.329         $6.300         $6.237         $5.557
  Accumulation Unit Value at
   end of period                   $3.232         $6.810         $6.329         $6.300         $6.237
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     315            474            594            762            792
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $6.252         $5.819         $5.801         $5.751         $5.283
  Accumulation Unit Value at
   end of period                   $2.962         $6.252         $5.819         $5.801         $5.751
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     477            493            414            339            207
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.252         $5.819         $5.801         $5.751         $5.380
  Accumulation Unit Value at
   end of period                   $2.962         $6.252         $5.819         $5.801         $5.751
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     477            493            414            339            207
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.201         $5.781         $5.771         $5.731         $5.121
  Accumulation Unit Value at
   end of period                   $2.934         $6.201         $5.781         $5.771         $5.731
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             33             34             42             45
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.655         $6.213         $6.213         $6.178         $5.795
  Accumulation Unit Value at
   end of period                   $3.144         $6.655         $6.213         $6.213         $6.178
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      81             79            151            119             24

40

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.381        $16.214        $17.733        $14.058        $10.192
  Accumulation Unit Value at end of
   period                                $24.628        $18.381        $16.214        $17.733        $14.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.388        $10.394        $11.782         $8.790         $5.479
  Accumulation Unit Value at end of
   period                                $17.236        $12.388        $10.394        $11.782         $8.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                455            650            814            977          1,240
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.096        $10.169        $11.550         $8.634         $5.393
  Accumulation Unit Value at end of
   period                                $16.796        $12.096        $10.169        $11.550         $8.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74            117            132            157            191
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.979        $15.131        $17.203        $12.873         $8.048
  Accumulation Unit Value at end of
   period                                $24.941        $17.979        $15.131        $17.203        $12.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                101            186            259            327            443
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.875         $9.999        $11.374         $8.515         $5.326
  Accumulation Unit Value at end of
   period                                $16.465        $11.875         $9.999        $11.374         $8.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             42             69             81            115
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.608        $14.848        $16.916        $12.683         $7.945
  Accumulation Unit Value at end of
   period                                $24.378        $17.608        $14.848        $16.916        $12.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                209            289            401            492            632
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.608        $14.848        $16.916        $12.683         $7.945
  Accumulation Unit Value at end of
   period                                $24.378        $17.608        $14.848        $16.916        $12.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                209            289            401            492            632
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.335        $14.640        $16.704        $12.543         $7.869
  Accumulation Unit Value at end of
   period                                $23.964        $17.335        $14.640        $16.704        $12.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              7             16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.399         $9.636        $11.005         $8.272         $5.195
  Accumulation Unit Value at end of
   period                                $15.741        $11.399         $9.636        $11.005         $8.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            115            102             72             62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.347         $9.598        $10.967         $8.247         $5.182
  Accumulation Unit Value at end of
   period                                $15.663        $11.347         $9.598        $10.967         $8.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             89            111            118            155

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.186         $9.114         $8.188         $7.913         $7.556
  Accumulation Unit Value at end of
   period                                 $5.479         $9.186         $9.114         $8.188         $7.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,404          1,504          1,206            797            595
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.059         $9.006         $8.108         $7.851         $7.124
  Accumulation Unit Value at end of
   period                                 $5.393         $9.059         $9.006         $8.108         $7.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                225            198            152            130             13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.533        $13.468        $12.136        $11.764        $11.267
  Accumulation Unit Value at end of
   period                                 $8.048        $13.533        $13.468        $12.136        $11.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                552            647            719            625            536
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.961         $8.922         $8.044         $7.802         $7.476
  Accumulation Unit Value at end of
   period                                 $5.326         $8.961         $8.922         $8.044         $7.802
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                134            204            365            473            393
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.388        $13.349        $12.054        $11.708        $10.628
  Accumulation Unit Value at end of
   period                                 $7.945        $13.388        $13.349        $12.054        $11.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                740            795            764            501            165
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.388        $13.349        $12.054        $11.708        $11.866
  Accumulation Unit Value at end of
   period                                 $7.945        $13.388        $13.349        $12.054        $11.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                740            795            764            501            165
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.279        $13.261        $11.992        $11.665        $11.212
  Accumulation Unit Value at end of
   period                                 $7.869        $13.279        $13.261        $11.992        $11.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             18             25             36             35
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.758         $8.759         $7.933         $7.728         $7.854
  Accumulation Unit Value at end of
   period                                 $5.182         $8.758         $8.759         $7.933         $7.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                163            161            146             80             37

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.855        $20.227        $23.171        $17.468        $11.003
  Accumulation Unit Value at end of
   period                                $32.845        $23.855        $20.227        $23.171        $17.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              3              2              2              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.460        $12.753        $12.152        $11.502        $10.072
  Accumulation Unit Value at end of
   period                                $13.096        $13.460        $12.753        $12.152        $11.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,677            780            773            921            914
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.251        $12.581        $12.012        $11.392         $9.995
  Accumulation Unit Value at end of
   period                                $12.868        $13.251        $12.581        $12.012        $11.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93            121            136             96             80
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.148        $12.495        $11.942        $11.337         $9.957
  Accumulation Unit Value at end of
   period                                $12.755        $13.148        $12.495        $11.942        $11.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                481            303            336            367            320
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.097        $12.453        $11.907        $11.310         $9.938
  Accumulation Unit Value at end of
   period                                $12.699        $13.097        $12.453        $11.907        $11.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             39             43             42             44
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.944        $12.326        $11.804        $11.228         $9.881
  Accumulation Unit Value at end of
   period                                $12.532        $12.944        $12.326        $11.804        $11.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                338            497            586            585            583
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.944        $12.326        $11.804        $11.228         $9.881
  Accumulation Unit Value at end of
   period                                $12.532        $12.944        $12.326        $11.804        $11.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                338            497            586            585            583
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.794        $12.201        $11.702        $11.148         $9.825
  Accumulation Unit Value at end of
   period                                $12.367        $12.794        $12.201        $11.702        $11.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6              6              5              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.694        $12.118        $11.634        $11.094         $9.788
  Accumulation Unit Value at end of
   period                                $12.259        $12.694        $12.118        $11.634        $11.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            140             87             65             63
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.645        $12.077        $11.600        $11.067         $9.769
  Accumulation Unit Value at end of
   period                                $12.205        $12.645        $12.077        $11.600        $11.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             52             51             66             58

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.493        $10.241        $10.012         $9.978              -
  Accumulation Unit Value at end of
   period                                $10.072        $10.493        $10.241        $10.012              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                719            475            156             10              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.434        $10.204         $9.996         $9.975              -
  Accumulation Unit Value at end of
   period                                 $9.995        $10.434        $10.204         $9.996              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92             50             20             13              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.404        $10.186         $9.988         $9.973              -
  Accumulation Unit Value at end of
   period                                 $9.957        $10.404        $10.186         $9.988              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                306            155             98             21              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.390        $10.177         $9.983         $9.972              -
  Accumulation Unit Value at end of
   period                                 $9.938        $10.390        $10.177         $9.983              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93            102             12              3              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.346        $10.149         $9.971         $9.970              -
  Accumulation Unit Value at end of
   period                                 $9.881        $10.346        $10.149         $9.971              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                453            397            190             13              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.346        $10.149         $9.971         $9.970              -
  Accumulation Unit Value at end of
   period                                 $9.881        $10.346        $10.149         $9.971              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                453            397            190             13              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.302        $10.121         $9.959         $9.968              -
  Accumulation Unit Value at end of
   period                                 $9.825        $10.302        $10.121         $9.959              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              4              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.259        $10.094         $9.947         $9.966              -
  Accumulation Unit Value at end of
   period                                 $9.769        $10.259        $10.094         $9.947              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             28             20              8              -

42

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.177        $12.616        $12.149        $11.620        $10.282
  Accumulation Unit Value at end of
   period                                $12.687        $13.177        $12.616        $12.149        $11.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              2             15              2              -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.064        $11.387        $12.996        $11.929         $9.272
  Accumulation Unit Value at end of
   period                                $15.278        $13.064        $11.387        $12.996        $11.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            197            234            255            280
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.865        $11.236        $12.849        $11.818         $9.204
  Accumulation Unit Value at end of
   period                                $15.015        $12.865        $11.236        $12.849        $11.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             21             23             34             34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.767        $11.161        $12.776        $11.763         $9.171
  Accumulation Unit Value at end of
   period                                $14.885        $12.767        $11.161        $12.776        $11.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             64             70             82            127
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.718        $11.124        $12.740        $11.735         $9.154
  Accumulation Unit Value at end of
   period                                $14.821        $12.718        $11.124        $12.740        $11.735
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             13             15             13             21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.572        $11.013        $12.632        $11.653         $9.104
  Accumulation Unit Value at end of
   period                                $14.629        $12.572        $11.013        $12.632        $11.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85            118            133            157            170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.572        $11.013        $12.632        $11.653         $9.104
  Accumulation Unit Value at end of
   period                                $14.629        $12.572        $11.013        $12.632        $11.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85            118            133            157            170
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.428        $10.903        $12.525        $11.572         $9.054
  Accumulation Unit Value at end of
   period                                $14.440        $12.428        $10.903        $12.525        $11.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              6              8              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.333        $10.830        $12.454        $11.518         $9.020
  Accumulation Unit Value at end of
   period                                $14.316        $12.333        $10.830        $12.454        $11.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             17             15             16              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.286        $10.794        $12.419        $11.491         $9.004
  Accumulation Unit Value at end of
   period                                $14.254        $12.286        $10.794        $12.419        $11.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             19             19             21             24

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.373        $14.761        $11.957        $10.019              -
  Accumulation Unit Value at end of
   period                                 $9.272        $16.373        $14.761        $11.957              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                313            173             57              4              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.286        $14.711        $11.941        $10.018              -
  Accumulation Unit Value at end of
   period                                 $9.204        $16.286        $14.711        $11.941              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             16              8              2              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.242        $14.687        $11.933        $10.018              -
  Accumulation Unit Value at end of
   period                                 $9.171        $16.242        $14.687        $11.933              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                152             97             64             10              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.220        $14.674        $11.929        $10.018              -
  Accumulation Unit Value at end of
   period                                 $9.154        $16.220        $14.674        $11.929              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             42             19              8              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.156        $14.638        $11.917        $10.018              -
  Accumulation Unit Value at end of
   period                                 $9.104        $16.156        $14.638        $11.917              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            148             65             32              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.156        $14.638        $11.917        $10.018              -
  Accumulation Unit Value at end of
   period                                 $9.104        $16.156        $14.638        $11.917              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            148             65             32              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.091        $14.601        $11.905        $10.018              -
  Accumulation Unit Value at end of
   period                                 $9.054        $16.091        $14.601        $11.905              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              1              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.027        $14.564        $11.893        $10.018              -
  Accumulation Unit Value at end of
   period                                 $9.004        $16.027        $14.564        $11.893              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24              9              7              2              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.555        $12.820        $14.786        $13.716        $10.774
  Accumulation Unit Value at end of
   period                                $16.843        $14.555        $12.820        $14.786        $13.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1              -              -              -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.269        $11.508        $11.759        $10.320         $8.041
  Accumulation Unit Value at end of
   period                                $17.257        $13.269        $11.508        $11.759        $10.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             54             83            120            120
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.062        $11.352        $11.622        $10.220         $7.979
  Accumulation Unit Value at end of
   period                                $16.955        $13.062        $11.352        $11.622        $10.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              2              3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.960        $11.275        $11.555        $10.171         $7.949
  Accumulation Unit Value at end of
   period                                $16.805        $12.960        $11.275        $11.555        $10.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             15             11             14             26
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.910        $11.236        $11.521        $10.146         $7.933
  Accumulation Unit Value at end of
   period                                $16.731        $12.910        $11.236        $11.521        $10.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              6              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.759        $11.121        $11.420        $10.073         $7.888
  Accumulation Unit Value at end of
   period                                $16.511        $12.759        $11.121        $11.420        $10.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             33             44             36             47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.759        $11.121        $11.420        $10.073         $7.888
  Accumulation Unit Value at end of
   period                                $16.511        $12.759        $11.121        $11.420        $10.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             33             44             36             47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.610        $11.008        $11.321        $10.000         $7.843
  Accumulation Unit Value at end of
   period                                $16.293        $12.610        $11.008        $11.321        $10.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.511        $10.933        $11.255         $9.952         $7.812
  Accumulation Unit Value at end of
   period                                $16.150        $12.511        $10.933        $11.255         $9.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              8              6              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.462        $10.896        $11.222         $9.928         $7.797
  Accumulation Unit Value at end of
   period                                $16.079        $12.462        $10.896        $11.222         $9.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              7              6              7

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.797        $11.498        $10.586         $9.467              -
  Accumulation Unit Value at end of
   period                                 $8.041        $12.797        $11.498        $10.586              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             52             32             13              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.724        $11.456        $10.568         $9.463              -
  Accumulation Unit Value at end of
   period                                 $7.979        $12.724        $11.456        $10.568              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.688        $11.435        $10.559         $9.462              -
  Accumulation Unit Value at end of
   period                                 $7.949        $12.688        $11.435        $10.559              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             11              9              2              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.670        $11.424        $10.555         $9.461              -
  Accumulation Unit Value at end of
   period                                 $7.933        $12.670        $11.424        $10.555              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.616        $11.393        $10.542         $9.459              -
  Accumulation Unit Value at end of
   period                                 $7.888        $12.616        $11.393        $10.542              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             48             17             10              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.616        $11.393        $10.542         $9.459              -
  Accumulation Unit Value at end of
   period                                 $7.888        $12.616        $11.393        $10.542              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             48             17             10              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.563        $11.361        $10.528         $9.456              -
  Accumulation Unit Value at end of
   period                                 $7.843        $12.563        $11.361        $10.528              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.510        $11.330        $10.515         $9.454              -
  Accumulation Unit Value at end of
   period                                 $7.797        $12.510        $11.330        $10.515              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              7              4              2              -

44

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.183        $14.184        $14.646        $12.989        $10.227
  Accumulation Unit Value at end of
   period                                $20.827        $16.183        $14.184        $14.646        $12.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.457        $13.217        $13.210        $12.222        $10.533
  Accumulation Unit Value at end of
   period                                $16.920        $14.457        $13.217        $13.210        $12.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,702          2,482          3,066          3,786          4,324
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.116        $12.931        $12.950        $12.006        $10.367
  Accumulation Unit Value at end of
   period                                $16.489        $14.116        $12.931        $12.950        $12.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                282            417            491            684            810
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.660        $13.443        $13.476        $12.506        $10.810
  Accumulation Unit Value at end of
   period                                $17.106        $14.660        $13.443        $13.476        $12.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                651            850          1,144          1,457          1,713
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.859        $12.715        $12.753        $11.841        $10.240
  Accumulation Unit Value at end of
   period                                $16.164        $13.859        $12.715        $12.753        $11.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                204            285            354            465            599
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.357        $13.192        $13.251        $12.322        $10.672
  Accumulation Unit Value at end of
   period                                $16.720        $14.357        $13.192        $13.251        $12.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                999          1,365          1,746          2,273          2,690
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.357        $13.192        $13.251        $12.322        $10.672
  Accumulation Unit Value at end of
   period                                $16.720        $14.357        $13.192        $13.251        $12.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                999          1,365          1,746          2,273          2,690
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.135        $13.007        $13.084        $12.185        $10.569
  Accumulation Unit Value at end of
   period                                $16.436        $14.135        $13.007        $13.084        $12.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             80             99            126            120
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.180        $13.061        $13.152        $12.261        $10.646
  Accumulation Unit Value at end of
   period                                $16.472        $14.180        $13.061        $13.152        $12.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                331            341            269            196            158
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.116        $13.009        $13.106        $12.224        $10.619
  Accumulation Unit Value at end of
   period                                $16.390        $14.116        $13.009        $13.106        $12.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                202            256            293            347            406

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.759        $13.429        $12.207        $12.076        $11.034
  Accumulation Unit Value at end of
   period                                $10.533        $13.759        $13.429        $12.207        $12.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,731          5,143          4,234          3,332          3,082
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.570        $13.271        $12.087        $11.981        $11.391
  Accumulation Unit Value at end of
   period                                $10.367        $13.570        $13.271        $12.087        $11.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                860            683            495            338            124
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.163        $13.864        $12.641        $12.543        $11.495
  Accumulation Unit Value at end of
   period                                $10.810        $14.163        $13.864        $12.641        $12.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,980          2,606          2,716          2,572          2,581
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.423        $13.147        $11.993        $11.905        $10.916
  Accumulation Unit Value at end of
   period                                $10.240        $13.423        $13.147        $11.993        $11.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                725          1,155          1,585          2,134          2,075
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.010        $13.742        $12.555        $12.482        $11.872
  Accumulation Unit Value at end of
   period                                $10.672        $14.010        $13.742        $12.555        $12.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,930          3,249          2,962          2,115            791
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.010        $13.742        $12.555        $12.482        $11.611
  Accumulation Unit Value at end of
   period                                $10.672        $14.010        $13.742        $12.555        $12.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,930          3,249          2,962          2,115            791
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.897        $13.652        $12.491        $12.437        $11.438
  Accumulation Unit Value at end of
   period                                $10.569        $13.897        $13.652        $12.491        $12.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                131            132            135            165            170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.983        $13.757        $12.606        $12.571        $11.725
  Accumulation Unit Value at end of
   period                                $10.619        $13.983        $13.757        $12.606        $12.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                418            471            430            296             97

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.548        $12.517        $12.642        $11.821        $10.294
  Accumulation Unit Value at end of
   period                                $15.691        $13.548        $12.517        $12.642        $11.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             21             16              3              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.957        $15.710        $16.028        $14.617        $12.115
  Accumulation Unit Value at end of
   period                                $23.990        $17.957        $15.710        $16.028        $14.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                471            584            658            800            870
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.613        $15.440        $15.784        $14.423        $11.979
  Accumulation Unit Value at end of
   period                                $23.484        $17.613        $15.440        $15.784        $14.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             87             88            157            163
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.443        $15.307        $15.663        $14.327        $11.911
  Accumulation Unit Value at end of
   period                                $23.234        $17.443        $15.307        $15.663        $14.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                139            152            210            233            316
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.359        $15.240        $15.604        $14.279        $11.877
  Accumulation Unit Value at end of
   period                                $23.111        $17.359        $15.240        $15.604        $14.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             45             54             58             81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.109        $15.043        $15.425        $14.137        $11.777
  Accumulation Unit Value at end of
   period                                $22.744        $17.109        $15.043        $15.425        $14.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                260            370            461            569            579
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.109        $15.043        $15.425        $14.137        $11.777
  Accumulation Unit Value at end of
   period                                $22.744        $17.109        $15.043        $15.425        $14.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                260            370            461            569            579
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.863        $14.849        $15.249        $13.997        $11.677
  Accumulation Unit Value at end of
   period                                $22.383        $16.863        $14.849        $15.249        $13.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              8              9             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.706        $14.726        $15.137        $13.908        $11.615
  Accumulation Unit Value at end of
   period                                $22.152        $16.706        $14.726        $15.137        $13.908
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 97             55             34             28             19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.631        $14.667        $15.084        $13.866        $11.586
  Accumulation Unit Value at end of
   period                                $22.042        $16.631        $14.667        $15.084        $13.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             64             83             89            106

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.279        $17.230        $14.503        $13.831        $12.214
  Accumulation Unit Value at end of
   period                                $12.115        $18.279        $17.230        $14.503        $13.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                927            776            474            189            156
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.110        $17.104        $14.426        $13.784        $12.824
  Accumulation Unit Value at end of
   period                                $11.979        $18.110        $17.104        $14.426        $13.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                170            143            142             18              4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.025        $17.042        $14.387        $13.761        $12.189
  Accumulation Unit Value at end of
   period                                $11.911        $18.025        $17.042        $14.387        $13.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                323            384            285            204            209
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.983        $17.010        $14.368        $13.750        $12.185
  Accumulation Unit Value at end of
   period                                $11.877        $17.983        $17.010        $14.368        $13.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            152            131            111             84
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.858        $16.917        $14.311        $13.716        $12.766
  Accumulation Unit Value at end of
   period                                $11.777        $17.858        $16.917        $14.311        $13.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                593            468            282            109             42
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.858        $16.917        $14.311        $13.716        $12.298
  Accumulation Unit Value at end of
   period                                $11.777        $17.858        $16.917        $14.311        $13.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                593            468            282            109             42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.733        $16.824        $14.254        $13.681        $12.161
  Accumulation Unit Value at end of
   period                                $11.677        $17.733        $16.824        $14.254        $13.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             19             19             20             29
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.621        $16.743        $14.206        $13.656        $12.278
  Accumulation Unit Value at end of
   period                                $11.586        $17.621        $16.743        $14.206        $13.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102             99             94             70             23

46

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.749        $13.039        $13.444        $12.389        $10.378
  Accumulation Unit Value at end of
   period                                $19.498        $14.749        $13.039        $13.444        $12.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25              5              4              2              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.816        $19.575        $20.518        $18.641        $15.375
  Accumulation Unit Value at end of
   period                                $27.372        $21.816        $19.575        $20.518        $18.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                673            900          1,084          1,349          1,477
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $21.398        $19.239        $20.206        $18.394        $15.202
  Accumulation Unit Value at end of
   period                                $26.794        $21.398        $19.239        $20.206        $18.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             73             89            117            135
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.192        $19.073        $20.052        $18.272        $15.116
  Accumulation Unit Value at end of
   period                                $26.510        $21.192        $19.073        $20.052        $18.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            161            233            296            374
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.090        $18.990        $19.975        $18.211        $15.073
  Accumulation Unit Value at end of
   period                                $26.368        $21.090        $18.990        $19.975        $18.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             49             70             85             97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $20.786        $18.745        $19.746        $18.029        $14.946
  Accumulation Unit Value at end of
   period                                $25.950        $20.786        $18.745        $19.746        $18.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                290            403            542            701            816
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.786        $18.745        $19.746        $18.029        $14.946
  Accumulation Unit Value at end of
   period                                $25.950        $20.786        $18.745        $19.746        $18.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                290            403            542            701            816
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.487        $18.502        $19.521        $17.850        $14.819
  Accumulation Unit Value at end of
   period                                $25.538        $20.487        $18.502        $19.521        $17.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             14             14             15             18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.297        $18.349        $19.378        $17.737        $14.740
  Accumulation Unit Value at end of
   period                                $25.275        $20.297        $18.349        $19.378        $17.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                122            101             83             62             49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.206        $18.276        $19.310        $17.684        $14.703
  Accumulation Unit Value at end of
   period                                $25.149        $20.206        $18.276        $19.310        $17.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             88             99            102            131

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.859        $19.879        $16.431        $14.412        $12.402
  Accumulation Unit Value at end of
   period                                $15.375        $21.859        $19.879        $16.431        $14.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,570          1,673          1,008            376            281
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $21.656        $19.733        $16.344        $14.364        $13.273
  Accumulation Unit Value at end of
   period                                $15.202        $21.656        $19.733        $16.344        $14.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                136            145            112             41              6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.555        $19.661        $16.300        $14.340        $12.377
  Accumulation Unit Value at end of
   period                                $15.116        $21.555        $19.661        $16.300        $14.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                373            510            420            310            220
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.505        $19.625        $16.278        $14.328        $12.373
  Accumulation Unit Value at end of
   period                                $15.073        $21.505        $19.625        $16.278        $14.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98            190            198            212            211
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $21.355        $19.517        $16.213        $14.292        $13.214
  Accumulation Unit Value at end of
   period                                $14.946        $21.355        $19.517        $16.213        $14.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                825            912            716            402            131
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.355        $19.517        $16.213        $14.292        $12.516
  Accumulation Unit Value at end of
   period                                $14.946        $21.355        $19.517        $16.213        $14.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                825            912            716            402            131
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.206        $19.410        $16.149        $14.256        $12.348
  Accumulation Unit Value at end of
   period                                $14.819        $21.206        $19.410        $16.149        $14.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             22             24             18             16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.072        $19.317        $16.095        $14.230        $12.496
  Accumulation Unit Value at end of
   period                                $14.703        $21.072        $19.317        $16.095        $14.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            129            114             72             26

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.805        $12.518        $13.259        $12.173        $10.147
  Accumulation Unit Value at end of
   period                                $17.140        $13.805        $12.518        $13.259        $12.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21              8              9              7              1
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.360        $13.676        $14.057        $12.858        $10.376
  Accumulation Unit Value at end of
   period                                $19.370        $15.360        $13.676        $14.057        $12.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,040          2,716          3,354          4,424          5,344
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.999        $13.380        $13.781        $12.631        $10.213
  Accumulation Unit Value at end of
   period                                $18.875        $14.999        $13.380        $13.781        $12.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                291            495            588            777          1,002
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.369        $13.725        $14.150        $12.982        $10.507
  Accumulation Unit Value at end of
   period                                $19.323        $15.369        $13.725        $14.150        $12.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                608            753          1,061          1,371          1,724
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.725        $13.156        $13.571        $12.457        $10.087
  Accumulation Unit Value at end of
   period                                $18.504        $14.725        $13.156        $13.571        $12.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                188            267            318            420            565
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.052        $13.468        $13.913        $12.791        $10.373
  Accumulation Unit Value at end of
   period                                $18.886        $15.052        $13.468        $13.913        $12.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,083          1,551          2,067          2,530          3,049
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.052        $13.468        $13.913        $12.791        $10.373
  Accumulation Unit Value at end of
   period                                $18.886        $15.052        $13.468        $13.913        $12.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,083          1,551          2,067          2,530          3,049
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.819        $13.279        $13.739        $12.649        $10.274
  Accumulation Unit Value at end of
   period                                $18.565        $14.819        $13.279        $13.739        $12.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             56             63             79            114
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.691        $13.178        $13.648        $12.578        $10.226
  Accumulation Unit Value at end of
   period                                $18.387        $14.691        $13.178        $13.648        $12.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                321            231            216            174            143
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.625        $13.126        $13.600        $12.540        $10.200
  Accumulation Unit Value at end of
   period                                $18.295        $14.625        $13.126        $13.600        $12.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                205            265            324            373            491

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.782        $16.495        $14.173        $13.040        $11.776
  Accumulation Unit Value at end of
   period                                $10.376        $16.782        $16.495        $14.173        $13.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,010          6,775          5,344          4,161          3,929
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.551        $16.301        $14.034        $12.938        $12.074
  Accumulation Unit Value at end of
   period                                $10.213        $16.551        $16.301        $14.034        $12.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,074            895            672            447            250
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.045        $16.805        $14.482        $13.364        $12.105
  Accumulation Unit Value at end of
   period                                $10.507        $17.045        $16.805        $14.482        $13.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,001          2,584          2,752          2,577          2,399
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.372        $16.149        $13.924        $12.856        $11.650
  Accumulation Unit Value at end of
   period                                $10.087        $16.372        $16.149        $13.924        $12.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                704          1,160          1,566          1,834          1,885
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.861        $16.657        $14.384        $13.300        $12.417
  Accumulation Unit Value at end of
   period                                $10.373        $16.861        $16.657        $14.384        $13.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,397          3,905          3,335          2,316            859
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.861        $16.657        $14.384        $13.300        $12.195
  Accumulation Unit Value at end of
   period                                $10.373        $16.861        $16.657        $14.384        $13.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,397          3,905          3,335          2,316            859
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.725        $16.547        $14.310        $13.252        $12.045
  Accumulation Unit Value at end of
   period                                $10.274        $16.725        $16.547        $14.310        $13.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118            144            163            163            169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.631        $16.478        $14.272        $13.236        $12.170
  Accumulation Unit Value at end of
   period                                $10.200        $16.631        $16.478        $14.272        $13.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                593            662            580            422            149

48

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.655        $13.186        $13.696        $12.661        $10.324
  Accumulation Unit Value at end of
   period                                $18.287        $14.655        $13.186        $13.696        $12.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             21             16             12              5
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.240        $23.535        $28.388        $24.505        $14.380
  Accumulation Unit Value at end of
   period                                $25.608        $26.240        $23.535        $28.388        $24.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            241            296            376            414
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $25.621        $23.026        $27.830        $24.071        $14.154
  Accumulation Unit Value at end of
   period                                $24.954        $25.621        $23.026        $27.830        $24.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             40             50             63             68
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.922        $18.822        $22.771        $19.716        $11.605
  Accumulation Unit Value at end of
   period                                $20.357        $20.922        $18.822        $22.771        $19.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71            114            138            176            193
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.155        $22.641        $27.406        $23.740        $13.980
  Accumulation Unit Value at end of
   period                                $24.463        $25.155        $22.641        $27.406        $23.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             21             24             45             54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $20.491        $18.471        $22.391        $19.425        $11.457
  Accumulation Unit Value at end of
   period                                $19.898        $20.491        $18.471        $22.391        $19.425
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                145            261            387            536            557
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.491        $18.471        $22.391        $19.425        $11.457
  Accumulation Unit Value at end of
   period                                $19.898        $20.491        $18.471        $22.391        $19.425
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                145            261            387            536            557
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.173        $18.212        $22.110        $19.210        $11.347
  Accumulation Unit Value at end of
   period                                $19.560        $20.173        $18.212        $22.110        $19.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              2              2              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.405        $19.343        $23.507        $20.444        $12.088
  Accumulation Unit Value at end of
   period                                $20.733        $21.405        $19.343        $23.507        $20.444
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             71             49             21             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.309        $19.266        $23.425        $20.383        $12.058
  Accumulation Unit Value at end of
   period                                $20.630        $21.309        $19.266        $23.425        $20.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             27             43             58             81

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $30.872        $24.326        $19.265        $15.338        $12.497
  Accumulation Unit Value at end of
   period                                $14.380        $30.872        $24.326        $19.265        $15.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                404            436            304            265            150
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $30.448        $24.040        $19.076        $15.218        $13.604
  Accumulation Unit Value at end of
   period                                $14.154        $30.448        $24.040        $19.076        $15.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             42             29              9              3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.989        $19.749        $15.687        $12.527        $10.237
  Accumulation Unit Value at end of
   period                                $11.605        $24.989        $19.749        $15.687        $12.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                200            259            240            232            179
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $30.119        $23.815        $18.927        $15.121        $12.364
  Accumulation Unit Value at end of
   period                                $13.980        $30.119        $23.815        $18.927        $15.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54            129            140            159            165
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $24.719        $19.575        $15.580        $12.466        $11.150
  Accumulation Unit Value at end of
   period                                $11.457        $24.719        $19.575        $15.580        $12.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                503            528            430            230             93
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.719        $19.575        $15.580        $12.466        $10.504
  Accumulation Unit Value at end of
   period                                $11.457        $24.719        $19.575        $15.580        $12.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                503            528            430            230             93
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.519        $19.446        $15.501        $12.421        $10.187
  Accumulation Unit Value at end of
   period                                $11.347        $24.519        $19.446        $15.501        $12.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              5              7              6              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.095        $20.726        $16.546        $13.279        $11.219
  Accumulation Unit Value at end of
   period                                $12.058        $26.095        $20.726        $16.546        $13.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             80             62             39              8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.195        $16.492        $20.103        $17.536        $10.399
  Accumulation Unit Value at end of
   period                                $17.571        $18.195        $16.492        $20.103        $17.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14              8              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.764        $10.980        $12.498        $11.726         $8.703
  Accumulation Unit Value at end of
   period                                $15.431        $12.764        $10.980        $12.498        $11.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                870          1,051          1,310          1,625          1,877
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.463        $10.743        $12.252        $11.519         $8.566
  Accumulation Unit Value at end of
   period                                $15.037        $12.463        $10.743        $12.252        $11.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118            176            195            238            291
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.793        $11.039        $12.602        $11.860         $8.829
  Accumulation Unit Value at end of
   period                                $15.420        $12.793        $11.039        $12.602        $11.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                293            403            543            700            825
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.236        $10.563        $12.065        $11.360         $8.461
  Accumulation Unit Value at end of
   period                                $14.741        $12.236        $10.563        $12.065        $11.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             86            110            197            250
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.529        $10.833        $12.392        $11.685         $8.716
  Accumulation Unit Value at end of
   period                                $15.072        $12.529        $10.833        $12.392        $11.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                557            880          1,093          1,327          1,613
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.529        $10.833        $12.392        $11.685         $8.716
  Accumulation Unit Value at end of
   period                                $15.072        $12.529        $10.833        $12.392        $11.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                557            880          1,093          1,327          1,613
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.335        $10.681        $12.236        $11.556         $8.633
  Accumulation Unit Value at end of
   period                                $14.816        $12.335        $10.681        $12.236        $11.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              9             13             13             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.745        $10.180        $11.674        $11.036         $8.252
  Accumulation Unit Value at end of
   period                                $14.093        $11.745        $10.180        $11.674        $11.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                233            244            236            183            162
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.692        $10.139        $11.633        $11.003         $8.232
  Accumulation Unit Value at end of
   period                                $14.023        $11.692        $10.139        $11.633        $11.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            131            162            196            263

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.848        $13.081        $10.956        $10.115         $8.680
  Accumulation Unit Value at end of
   period                                 $8.703        $14.848        $13.081        $10.956        $10.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,174          2,381          2,146          1,580          1,285
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.644        $12.927        $10.848        $10.036         $9.155
  Accumulation Unit Value at end of
   period                                 $8.566        $14.644        $12.927        $10.848        $10.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                337            291            282            166             31
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.108        $13.349        $11.214        $10.385         $8.938
  Accumulation Unit Value at end of
   period                                 $8.829        $15.108        $13.349        $11.214        $10.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                995          1,216          1,178          1,023            944
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.486        $12.806        $10.763         $9.972         $8.587
  Accumulation Unit Value at end of
   period                                 $8.461        $14.486        $12.806        $10.763         $9.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                296            449            663            818            751
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.945        $13.232        $11.138        $10.335         $9.432
  Accumulation Unit Value at end of
   period                                 $8.716        $14.945        $13.232        $11.138        $10.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,875          2,004          2,126          1,513            617
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.945        $13.232        $11.138        $10.335         $9.100
  Accumulation Unit Value at end of
   period                                 $8.716        $14.945        $13.232        $11.138        $10.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,875          2,004          2,126          1,513            617
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.824        $13.145        $11.081        $10.297         $8.894
  Accumulation Unit Value at end of
   period                                 $8.633        $14.824        $13.145        $11.081        $10.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             48             68             89             69
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.157        $12.572        $10.614         $9.878         $8.722
  Accumulation Unit Value at end of
   period                                 $8.232        $14.157        $12.572        $10.614         $9.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                282            281            256            170             44

50

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.046        $13.080        $15.045        $14.265        $10.700
  Accumulation Unit Value at end of
   period                                $18.000        $15.046        $13.080        $15.045        $14.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             19             10              7              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.090        $10.997        $12.025        $11.389         $8.836
  Accumulation Unit Value at end of
   period                                $16.836        $13.090        $10.997        $12.025        $11.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,364          1,931          2,394          3,127          3,809
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.781        $10.760        $11.789        $11.187         $8.697
  Accumulation Unit Value at end of
   period                                $16.406        $12.781        $10.760        $11.789        $11.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            271            353            483            653
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.724        $10.722        $11.760        $11.171         $8.693
  Accumulation Unit Value at end of
   period                                $16.317        $12.724        $10.722        $11.760        $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                402            493            689            875          1,050
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.549        $10.580        $11.609        $11.033         $8.590
  Accumulation Unit Value at end of
   period                                $16.083        $12.549        $10.580        $11.609        $11.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83            115            138            186            247
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.462        $10.522        $11.563        $11.006         $8.582
  Accumulation Unit Value at end of
   period                                $15.948        $12.462        $10.522        $11.563        $11.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                941          1,327          1,709          2,120          2,628
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.462        $10.522        $11.563        $11.006         $8.582
  Accumulation Unit Value at end of
   period                                $15.948        $12.462        $10.522        $11.563        $11.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                941          1,327          1,709          2,120          2,628
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.269        $10.375        $11.418        $10.885         $8.500
  Accumulation Unit Value at end of
   period                                $15.677        $12.269        $10.375        $11.418        $10.885
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             11             12             25             28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.775         $9.967        $10.981        $10.478         $8.191
  Accumulation Unit Value at end of
   period                                $15.032        $11.775         $9.967        $10.981        $10.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                201            134            155            142            122
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.722         $9.927        $10.942        $10.447         $8.170
  Accumulation Unit Value at end of
   period                                $14.957        $11.722         $9.927        $10.942        $10.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                366            445            560            626            706

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.583        $15.486        $12.932        $12.082        $10.592
  Accumulation Unit Value at end of
   period                                 $8.836        $15.583        $15.486        $12.932        $12.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,386          5,011          3,865          2,848          2,481
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.368        $15.304        $12.805        $11.988        $11.041
  Accumulation Unit Value at end of
   period                                 $8.697        $15.368        $15.304        $12.805        $11.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                715            699            612            376            154
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.377        $15.328        $12.838        $12.031        $10.578
  Accumulation Unit Value at end of
   period                                 $8.693        $15.377        $15.328        $12.838        $12.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,233          1,655          1,647          1,475          1,135
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.202        $15.161        $12.705        $11.912        $10.479
  Accumulation Unit Value at end of
   period                                 $8.590        $15.202        $15.161        $12.705        $11.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                315            465            636            638            545
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.211        $15.193        $12.750        $11.973        $11.032
  Accumulation Unit Value at end of
   period                                 $8.582        $15.211        $15.193        $12.750        $11.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,088          3,512          2,993          2,140            576
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.211        $15.193        $12.750        $11.973        $10.755
  Accumulation Unit Value at end of
   period                                 $8.582        $15.211        $15.193        $12.750        $11.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,088          3,512          2,993          2,140            576
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.088        $15.093        $12.685        $11.929        $10.526
  Accumulation Unit Value at end of
   period                                 $8.500        $15.088        $15.093        $12.685        $11.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             51             53             52             44
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.525        $14.551        $12.248        $11.536        $10.391
  Accumulation Unit Value at end of
   period                                 $8.170        $14.525        $14.551        $12.248        $11.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                856          1,059            965            695            313

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.088        $12.810        $14.155        $13.547        $10.621
  Accumulation Unit Value at end of
   period                                $19.203        $15.088        $12.810        $14.155        $13.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             10             11             10              6
HUNTINGTON VA DIVIDEND CAPTURE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.687        $15.227        $14.465        $12.781        $10.391
  Accumulation Unit Value at end of
   period                                $19.681        $16.687        $15.227        $14.465        $12.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             59             61             68             70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.348        $14.947        $14.228        $12.596        $10.261
  Accumulation Unit Value at end of
   period                                $19.242        $16.348        $14.947        $14.228        $12.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              4              5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.176        $14.805        $14.106        $12.501        $10.194
  Accumulation Unit Value at end of
   period                                $19.021        $16.176        $14.805        $14.106        $12.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              7              6              8             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.098        $14.741        $14.052        $12.459        $10.165
  Accumulation Unit Value at end of
   period                                $18.920        $16.098        $14.741        $14.052        $12.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              5              7             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.851        $14.537        $13.879        $12.324        $10.070
  Accumulation Unit Value at end of
   period                                $18.602        $15.851        $14.537        $13.879        $12.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             56             78            103            125
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.851        $14.537        $13.879        $12.324        $10.070
  Accumulation Unit Value at end of
   period                                $18.602        $15.851        $14.537        $13.879        $12.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             56             78            103            125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.604        $14.332        $13.703        $12.186         $9.972
  Accumulation Unit Value at end of
   period                                $18.285        $15.604        $14.332        $13.703        $12.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              1              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.845         $9.970         $9.543         $8.495         $6.958
  Accumulation Unit Value at end of
   period                                $12.695        $10.845         $9.970         $9.543         $8.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             23              9              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.392        $14.158        $13.557        $12.075         $9.896
  Accumulation Unit Value at end of
   period                                $18.009        $15.392        $14.158        $13.557        $12.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              4              7

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA DIVIDEND CAPTURE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.696        $15.924        $13.893        $13.641        $12.197
  Accumulation Unit Value at end of
   period                                $10.391        $14.696        $15.924        $13.893        $13.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             80             38             17              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.541        $15.788        $13.802        $13.579        $12.990
  Accumulation Unit Value at end of
   period                                $10.261        $14.541        $15.788        $13.802        $13.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              7              5              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.460        $15.716        $13.753        $13.544        $12.147
  Accumulation Unit Value at end of
   period                                $10.194        $14.460        $15.716        $13.753        $13.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              9              2              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.427        $15.687        $13.734        $13.533        $12.143
  Accumulation Unit Value at end of
   period                                $10.165        $14.427        $15.687        $13.734        $13.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             26             37             41             40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.313        $15.587        $13.667        $13.486        $12.907
  Accumulation Unit Value at end of
   period                                $10.070        $14.313        $15.587        $13.667        $13.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                150            171            159            140             42
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.313        $15.587        $13.667        $13.486        $12.348
  Accumulation Unit Value at end of
   period                                $10.070        $14.313        $15.587        $13.667        $13.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                150            171            159            140             42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.196        $15.483        $13.596        $13.436        $12.092
  Accumulation Unit Value at end of
   period                                 $9.972        $14.196        $15.483        $13.596        $13.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              5              5              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.108        $15.410        $13.552        $13.412        $12.313
  Accumulation Unit Value at end of
   period                                 $9.896        $14.108        $15.410        $13.552        $13.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              7              6              4

52

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.147        $15.812        $15.179        $13.553        $11.135
  Accumulation Unit Value at end of
   period                                $20.012        $17.147        $15.812        $15.179        $13.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.191        $10.306        $10.812        $10.010         $8.780
  Accumulation Unit Value at end of
   period                                $14.715        $11.191        $10.306        $10.812        $10.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             23             25             27             29
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.963        $10.116        $10.635         $9.865         $8.671
  Accumulation Unit Value at end of
   period                                $14.387        $10.963        $10.116        $10.635         $9.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2              2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.848        $10.020        $10.544         $9.791         $8.614
  Accumulation Unit Value at end of
   period                                $14.221        $10.848        $10.020        $10.544         $9.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              6              4              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.795         $9.976        $10.503         $9.758         $8.589
  Accumulation Unit Value at end of
   period                                $14.145        $10.795         $9.976        $10.503         $9.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              8              8             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.630         $9.838        $10.374         $9.652         $8.509
  Accumulation Unit Value at end of
   period                                $13.908        $10.630         $9.838        $10.374         $9.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             15             15             21             23
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.630         $9.838        $10.374         $9.652         $8.509
  Accumulation Unit Value at end of
   period                                $13.908        $10.630         $9.838        $10.374         $9.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             15             15             21             23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.464         $9.699        $10.242         $9.545         $8.426
  Accumulation Unit Value at end of
   period                                $13.671        $10.464         $9.699        $10.242         $9.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.297         $7.698         $8.137         $7.591         $6.708
  Accumulation Unit Value at end of
   period                                $10.829         $8.297         $7.698         $8.137         $7.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.320         $9.580        $10.132         $9.456         $8.361
  Accumulation Unit Value at end of
   period                                $13.462        $10.320         $9.580        $10.132         $9.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              1              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.383        $12.755        $12.039        $12.159        $11.703
  Accumulation Unit Value at end of
   period                                 $8.780        $14.383        $12.755        $12.039        $12.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             23             11              8              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.232        $12.646        $11.961        $12.103        $11.490
  Accumulation Unit Value at end of
   period                                 $8.671        $14.232        $12.646        $11.961        $12.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.153        $12.588        $11.918        $12.072        $11.655
  Accumulation Unit Value at end of
   period                                 $8.614        $14.153        $12.588        $11.918        $12.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.120        $12.565        $11.902        $12.062        $11.651
  Accumulation Unit Value at end of
   period                                 $8.589        $14.120        $12.565        $11.902        $12.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             15             18             23             25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.008        $12.484        $11.844        $12.021        $11.417
  Accumulation Unit Value at end of
   period                                 $8.509        $14.008        $12.484        $11.844        $12.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             23             22             26             20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.008        $12.484        $11.844        $12.021        $11.866
  Accumulation Unit Value at end of
   period                                 $8.509        $14.008        $12.484        $11.844        $12.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             23             22             26             20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.894        $12.401        $11.782        $11.976        $11.602
  Accumulation Unit Value at end of
   period                                 $8.426        $13.894        $12.401        $11.782        $11.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.806        $12.341        $11.743        $11.954        $11.833
  Accumulation Unit Value at end of
   period                                 $8.361        $13.806        $12.341        $11.743        $11.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.437        $11.574        $12.271        $11.481        $10.176
  Accumulation Unit Value at end of
   period                                $16.183        $12.437        $11.574        $12.271        $11.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA INCOME EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.554        $12.450        $11.828        $10.762         $9.001
  Accumulation Unit Value at end of
   period                                $16.498        $13.554        $12.450        $11.828        $10.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8              8             10             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.278        $12.221        $11.634        $10.606         $8.888
  Accumulation Unit Value at end of
   period                                $16.130        $13.278        $12.221        $11.634        $10.606
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.138        $12.104        $11.534        $10.526         $8.830
  Accumulation Unit Value at end of
   period                                $15.944        $13.138        $12.104        $11.534        $10.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              4              4              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.075        $12.052        $11.490        $10.491         $8.805
  Accumulation Unit Value at end of
   period                                $15.859        $13.075        $12.052        $11.490        $10.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             15             17             19             22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.874        $11.885        $11.348        $10.377         $8.722
  Accumulation Unit Value at end of
   period                                $15.593        $12.874        $11.885        $11.348        $10.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8             11             17             20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.874        $11.885        $11.348        $10.377         $8.722
  Accumulation Unit Value at end of
   period                                $15.593        $12.874        $11.885        $11.348        $10.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8             11             17             20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.674        $11.718        $11.205        $10.261         $8.638
  Accumulation Unit Value at end of
   period                                $15.327        $12.674        $11.718        $11.205        $10.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              1              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.826         $9.094         $8.705         $7.980         $6.724
  Accumulation Unit Value at end of
   period                                $11.872         $9.826         $9.094         $8.705         $7.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.499        $11.574        $11.084        $10.166         $8.571
  Accumulation Unit Value at end of
   period                                $15.094        $12.499        $11.574        $11.084        $10.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              1              1              4

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA INCOME EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.727        $14.840        $13.407        $13.242        $11.850
  Accumulation Unit Value at end of
   period                                 $9.001        $14.727        $14.840        $13.407        $13.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             15             11             10              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.573        $14.714        $13.319        $13.182        $12.529
  Accumulation Unit Value at end of
   period                                 $8.888        $14.573        $14.714        $13.319        $13.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.491        $14.647        $13.272        $13.148        $11.801
  Accumulation Unit Value at end of
   period                                 $8.830        $14.491        $14.647        $13.272        $13.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.458        $14.620        $13.254        $13.137        $11.797
  Accumulation Unit Value at end of
   period                                 $8.805        $14.458        $14.620        $13.254        $13.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             33             40             49             51
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.344        $14.526        $13.189        $13.092        $12.449
  Accumulation Unit Value at end of
   period                                 $8.722        $14.344        $14.526        $13.189        $13.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             25             26             31             20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.344        $14.526        $13.189        $13.092        $11.900
  Accumulation Unit Value at end of
   period                                 $8.722        $14.344        $14.526        $13.189        $13.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             25             26             31             20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.226        $14.429        $13.120        $13.043        $11.749
  Accumulation Unit Value at end of
   period                                 $8.638        $14.226        $14.429        $13.120        $13.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              4              4              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.136        $14.359        $13.076        $13.019        $11.867
  Accumulation Unit Value at end of
   period                                 $8.571        $14.136        $14.359        $13.076        $13.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              5              4

54

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.142        $14.056        $13.495        $12.408        $10.487
  Accumulation Unit Value at end of
   period                                $18.239        $15.142        $14.056        $13.495        $12.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.412         $1.260         $1.449         $1.350         $1.029
  Accumulation Unit Value at end of
   period                                 $1.707         $1.412         $1.260         $1.449         $1.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                379            433            489            539            566
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.389         $1.241         $1.430         $1.335         $1.019
  Accumulation Unit Value at end of
   period                                 $1.674         $1.389         $1.241         $1.430         $1.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             10             10             11             11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.377         $1.232         $1.421         $1.327         $1.015
  Accumulation Unit Value at end of
   period                                 $1.659         $1.377         $1.232         $1.421         $1.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             89             79             56             55
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.371         $1.227         $1.416         $1.324         $1.012
  Accumulation Unit Value at end of
   period                                 $1.651         $1.371         $1.227         $1.416         $1.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.354         $1.213         $1.402         $1.313         $1.006
  Accumulation Unit Value at end of
   period                                 $1.627         $1.354         $1.213         $1.402         $1.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             73            139            195            215
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.354         $1.213         $1.402         $1.313         $1.006
  Accumulation Unit Value at end of
   period                                 $1.627         $1.354         $1.213         $1.402         $1.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             73            139            195            215
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.336         $1.200         $1.389         $1.302         $0.999
  Accumulation Unit Value at end of
   period                                 $1.604         $1.336         $1.200         $1.389         $1.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.217         $7.384         $8.556         $8.031         $6.166
  Accumulation Unit Value at end of
   period                                 $9.855         $8.217         $7.384         $8.556         $8.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.319         $1.186         $1.375         $1.292         $0.992
  Accumulation Unit Value at end of
   period                                 $1.582         $1.319         $1.186         $1.375         $1.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              6              5

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.760         $1.573         $1.273         $1.107              -
  Accumulation Unit Value at end of
   period                                 $1.029         $1.760         $1.573         $1.273              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                595            443             39              4              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.748         $1.565         $1.269         $1.104              -
  Accumulation Unit Value at end of
   period                                 $1.019         $1.748         $1.565         $1.269              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              1              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.742         $1.562         $1.267         $1.103              -
  Accumulation Unit Value at end of
   period                                 $1.015         $1.742         $1.562         $1.267              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             30              2              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.739         $1.560         $1.266         $1.103              -
  Accumulation Unit Value at end of
   period                                 $1.012         $1.739         $1.560         $1.266              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              8              9              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.729         $1.554         $1.263         $1.101              -
  Accumulation Unit Value at end of
   period                                 $1.006         $1.729         $1.554         $1.263              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                255            210             83             16              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.729         $1.554         $1.263         $1.101              -
  Accumulation Unit Value at end of
   period                                 $1.006         $1.729         $1.554         $1.263              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                255            210             83             16              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.720         $1.548         $1.260         $1.099              -
  Accumulation Unit Value at end of
   period                                 $0.999         $1.720         $1.548         $1.260              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.711         $1.542         $1.257         $1.098              -
  Accumulation Unit Value at end of
   period                                 $0.992         $1.711         $1.542         $1.257              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.040        $12.655        $14.707        $13.846        $10.663
  Accumulation Unit Value at end of
   period                                $16.788        $14.040        $12.655        $14.707        $13.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA MID CORP AMERICA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.139        $16.989        $17.772        $14.721        $11.154
  Accumulation Unit Value at end of
   period                                $24.902        $19.139        $16.989        $17.772        $14.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             69             47             53             57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.749        $16.676        $17.480        $14.508        $11.015
  Accumulation Unit Value at end of
   period                                $24.346        $18.749        $16.676        $17.480        $14.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              3              3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.552        $16.517        $17.331        $14.398        $10.943
  Accumulation Unit Value at end of
   period                                $24.066        $18.552        $16.517        $17.331        $14.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              2              2              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.463        $16.446        $17.265        $14.350        $10.912
  Accumulation Unit Value at end of
   period                                $23.938        $18.463        $16.446        $17.265        $14.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              5              5              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.180        $16.218        $17.052        $14.194        $10.810
  Accumulation Unit Value at end of
   period                                $23.536        $18.180        $16.218        $17.052        $14.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             49             44             62             72
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.180        $16.218        $17.052        $14.194        $10.810
  Accumulation Unit Value at end of
   period                                $23.536        $18.180        $16.218        $17.052        $14.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             49             44             62             72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.896        $15.989        $16.836        $14.036        $10.705
  Accumulation Unit Value at end of
   period                                $23.134        $17.896        $15.989        $16.836        $14.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.643         $9.519        $10.033         $8.372         $6.392
  Accumulation Unit Value at end of
   period                                $13.744        $10.643         $9.519        $10.033         $8.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             24              9              3              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.651        $15.793        $16.655        $13.905        $10.621
  Accumulation Unit Value at end of
   period                                $22.782        $17.651        $15.793        $16.655        $13.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              2              4

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA MID CORP AMERICA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.549        $17.349        $16.455        $14.855        $12.924
  Accumulation Unit Value at end of
   period                                $11.154        $18.549        $17.349        $16.455        $14.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             60             32              9              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.354        $17.201        $16.348        $14.787        $13.640
  Accumulation Unit Value at end of
   period                                $11.015        $18.354        $17.201        $16.348        $14.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.252        $17.122        $16.289        $14.749        $12.870
  Accumulation Unit Value at end of
   period                                $10.943        $18.252        $17.122        $16.289        $14.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.209        $17.091        $16.268        $14.737        $12.866
  Accumulation Unit Value at end of
   period                                $10.912        $18.209        $17.091        $16.268        $14.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             13             20             24             23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.066        $16.981        $16.188        $14.686        $13.554
  Accumulation Unit Value at end of
   period                                $10.810        $18.066        $16.981        $16.188        $14.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             94             91             77             21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.066        $16.981        $16.188        $14.686        $13.082
  Accumulation Unit Value at end of
   period                                $10.810        $18.066        $16.981        $16.188        $14.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             94             91             77             21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.918        $16.867        $16.103        $14.632        $12.813
  Accumulation Unit Value at end of
   period                                $10.705        $17.918        $16.867        $16.103        $14.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.805        $16.786        $16.050        $14.605        $13.045
  Accumulation Unit Value at end of
   period                                $10.621        $17.805        $16.786        $16.050        $14.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              3              2              1

56

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.202        $15.430        $16.312        $13.654        $10.455
  Accumulation Unit Value at end of
   period                                $22.148        $17.202        $15.430        $16.312        $13.654
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA MORTGAGE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.245         $1.225         $1.183         $1.147         $1.107
  Accumulation Unit Value at end of
   period                                 $1.203         $1.245         $1.225         $1.183         $1.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             69             95            121            126
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.224         $1.207         $1.168         $1.135         $1.097
  Accumulation Unit Value at end of
   period                                 $1.180         $1.224         $1.207         $1.168         $1.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             33             32             33             34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.213         $1.198         $1.160         $1.129         $1.092
  Accumulation Unit Value at end of
   period                                 $1.169         $1.213         $1.198         $1.160         $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             42             41             43             37
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.208         $1.193         $1.157         $1.125         $1.089
  Accumulation Unit Value at end of
   period                                 $1.164         $1.208         $1.193         $1.157         $1.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9              9              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.193         $1.180         $1.145         $1.116         $1.082
  Accumulation Unit Value at end of
   period                                 $1.147         $1.193         $1.180         $1.145         $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             43             58            111            162
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.193         $1.180         $1.145         $1.116         $1.082
  Accumulation Unit Value at end of
   period                                 $1.147         $1.193         $1.180         $1.145         $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             43             58            111            162
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.178         $1.167         $1.134         $1.107         $1.075
  Accumulation Unit Value at end of
   period                                 $1.131         $1.178         $1.167         $1.134         $1.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.772        $10.681        $10.395        $10.157         $9.870
  Accumulation Unit Value at end of
   period                                $10.334        $10.772        $10.681        $10.395        $10.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              4              4              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.163         $1.153         $1.123         $1.098         $1.067
  Accumulation Unit Value at end of
   period                                 $1.115         $1.163         $1.153         $1.123         $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA MORTGAGE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.102         $1.078         $1.036         $1.040              -
  Accumulation Unit Value at end of
   period                                 $1.107         $1.102         $1.078         $1.036              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                146            161             49              5              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.094         $1.073         $1.033         $1.038              -
  Accumulation Unit Value at end of
   period                                 $1.097         $1.094         $1.073         $1.033              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             15              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.090         $1.070         $1.031         $1.037              -
  Accumulation Unit Value at end of
   period                                 $1.092         $1.090         $1.070         $1.031              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14              9              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.088         $1.069         $1.030         $1.037              -
  Accumulation Unit Value at end of
   period                                 $1.089         $1.088         $1.069         $1.030              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              7              7              7              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.083         $1.065         $1.028         $1.035              -
  Accumulation Unit Value at end of
   period                                 $1.082         $1.083         $1.065         $1.028              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                172            148             47              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.083         $1.065         $1.028         $1.035              -
  Accumulation Unit Value at end of
   period                                 $1.082         $1.083         $1.065         $1.028              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                172            148             47              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.077         $1.061         $1.026         $1.034              -
  Accumulation Unit Value at end of
   period                                 $1.075         $1.077         $1.061         $1.026              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.071         $1.057         $1.023         $1.032              -
  Accumulation Unit Value at end of
   period                                 $1.067         $1.071         $1.057         $1.023              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.989        $10.929        $10.668        $10.455        $10.190
  Accumulation Unit Value at end of
   period                                $10.510        $10.989        $10.929        $10.668        $10.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.439        $15.636        $14.886        $14.105        $10.757
  Accumulation Unit Value at end of
   period                                $20.111        $16.439        $15.636        $14.886        $14.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             15             18             21             22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.104        $15.348        $14.641        $13.901        $10.623
  Accumulation Unit Value at end of
   period                                $19.663        $16.104        $15.348        $14.641        $13.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.935        $15.202        $14.516        $13.796        $10.553
  Accumulation Unit Value at end of
   period                                $19.436        $15.935        $15.202        $14.516        $13.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.858        $15.136        $14.460        $13.750        $10.523
  Accumulation Unit Value at end of
   period                                $19.333        $15.858        $15.136        $14.460        $13.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             31             33             33             34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.615        $14.927        $14.282        $13.601        $10.424
  Accumulation Unit Value at end of
   period                                $19.008        $15.615        $14.927        $14.282        $13.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              9              9             11             10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.615        $14.927        $14.282        $13.601        $10.424
  Accumulation Unit Value at end of
   period                                $19.008        $15.615        $14.927        $14.282        $13.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              9              9             11             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.372        $14.716        $14.101        $13.449        $10.323
  Accumulation Unit Value at end of
   period                                $18.684        $15.372        $14.716        $14.101        $13.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.448         $9.054         $8.685         $8.292         $6.371
  Accumulation Unit Value at end of
   period                                $11.473         $9.448         $9.054         $8.685         $8.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.160        $14.535        $13.949        $13.324        $10.242
  Accumulation Unit Value at end of
   period                                $18.399        $15.160        $14.535        $13.949        $13.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              1              2              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.886        $17.606        $14.972        $13.886        $12.652
  Accumulation Unit Value at end of
   period                                $10.757        $18.886        $17.606        $14.972        $13.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             24              6              5              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.688        $17.456        $14.874        $13.823        $12.700
  Accumulation Unit Value at end of
   period                                $10.623        $18.688        $17.456        $14.874        $13.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.583        $17.376        $14.821        $13.787        $12.600
  Accumulation Unit Value at end of
   period                                $10.553        $18.583        $17.376        $14.821        $13.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.540        $17.344        $14.801        $13.776        $12.596
  Accumulation Unit Value at end of
   period                                $10.523        $18.540        $17.344        $14.801        $13.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             37             43             46             47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.394        $17.233        $14.728        $13.729        $12.619
  Accumulation Unit Value at end of
   period                                $10.424        $18.394        $17.233        $14.728        $13.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             16             14             16             12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.394        $17.233        $14.728        $13.729        $12.741
  Accumulation Unit Value at end of
   period                                $10.424        $18.394        $17.233        $14.728        $13.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             16             14             16             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.243        $17.118        $14.651        $13.677        $12.543
  Accumulation Unit Value at end of
   period                                $10.323        $18.243        $17.118        $14.651        $13.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.127        $17.035        $14.602        $13.652        $12.705
  Accumulation Unit Value at end of
   period                                $10.242        $18.127        $17.035        $14.602        $13.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              1

58

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.881        $14.303        $13.761        $13.177        $10.155
  Accumulation Unit Value at end of
   period                                $18.015        $14.881        $14.303        $13.761        $13.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA SITUS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.655         $1.373         $1.409         $1.106         $0.846
  Accumulation Unit Value at end of
   period                                 $2.146         $1.655         $1.373         $1.409         $1.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                817            940          1,086          1,170          1,230
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.627         $1.352         $1.391         $1.094         $0.838
  Accumulation Unit Value at end of
   period                                 $2.106         $1.627         $1.352         $1.391         $1.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             13             31             39             58
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.613         $1.342         $1.382         $1.088         $0.835
  Accumulation Unit Value at end of
   period                                 $2.086         $1.613         $1.342         $1.382         $1.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             67             71             74             79
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.606         $1.337         $1.377         $1.085         $0.833
  Accumulation Unit Value at end of
   period                                 $2.076         $1.606         $1.337         $1.377         $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8             11              9             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.586         $1.322         $1.364         $1.076         $0.827
  Accumulation Unit Value at end of
   period                                 $2.047         $1.586         $1.322         $1.364         $1.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                313            356            526            806            920
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.586         $1.322         $1.364         $1.076         $0.827
  Accumulation Unit Value at end of
   period                                 $2.047         $1.586         $1.322         $1.364         $1.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                313            356            526            806            920
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.566         $1.307         $1.351         $1.067         $0.822
  Accumulation Unit Value at end of
   period                                 $2.018         $1.566         $1.307         $1.351         $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.352        $10.322        $10.675         $8.441         $6.506
  Accumulation Unit Value at end of
   period                                $15.900        $12.352        $10.322        $10.675         $8.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             15              8              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.546         $1.293         $1.338         $1.058         $0.816
  Accumulation Unit Value at end of
   period                                 $1.989         $1.546         $1.293         $1.338         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              8             20             19

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA SITUS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.464         $1.337         $1.297         $1.126         $0.932
  Accumulation Unit Value at end of
   period                                 $0.846         $1.464         $1.337         $1.297         $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,280          1,133            351             49              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.454         $1.330         $1.293         $1.125         $1.041
  Accumulation Unit Value at end of
   period                                 $0.838         $1.454         $1.330         $1.293         $1.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             70             68             19              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.449         $1.327         $1.291         $1.124         $0.932
  Accumulation Unit Value at end of
   period                                 $0.835         $1.449         $1.327         $1.291         $1.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             46              8              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.446         $1.325         $1.290         $1.124         $0.931
  Accumulation Unit Value at end of
   period                                 $0.833         $1.446         $1.325         $1.290         $1.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             24             23             23              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.439         $1.320         $1.288         $1.123         $1.040
  Accumulation Unit Value at end of
   period                                 $0.827         $1.439         $1.320         $1.288         $1.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                978          1,005            858            569             12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.439         $1.320         $1.288         $1.123         $0.931
  Accumulation Unit Value at end of
   period                                 $0.827         $1.439         $1.320         $1.288         $1.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                978          1,005            858            569             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.431         $1.315         $1.285         $1.122         $0.931
  Accumulation Unit Value at end of
   period                                 $0.822         $1.431         $1.315         $1.285         $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.424         $1.311         $1.282         $1.121         $0.931
  Accumulation Unit Value at end of
   period                                 $0.816         $1.424         $1.311         $1.282         $1.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             15              8              3              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.888        $16.670        $17.293        $13.714        $10.602
  Accumulation Unit Value at end of
   period                                $25.526        $19.888        $16.670        $17.293        $13.714
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.408         $1.267         $1.210         $1.087         $0.957
  Accumulation Unit Value at end of
   period                                 $1.656         $1.408         $1.267         $1.210         $1.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.379         $1.243         $1.190         $1.070         $0.945
  Accumulation Unit Value at end of
   period                                 $1.618         $1.379         $1.243         $1.190         $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.363         $1.230         $1.178         $1.061         $0.938
  Accumulation Unit Value at end of
   period                                 $1.598         $1.363         $1.230         $1.178         $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.335         $1.208         $1.159         $1.046         $0.926
  Accumulation Unit Value at end of
   period                                 $1.563         $1.335         $1.208         $1.159         $1.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.335         $1.208         $1.159         $1.046         $0.926
  Accumulation Unit Value at end of
   period                                 $1.563         $1.335         $1.208         $1.159         $1.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.881        $13.492        $12.984        $11.745        $10.425
  Accumulation Unit Value at end of
   period                                $17.372        $14.881        $13.492        $12.984        $11.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.299         $1.178         $1.134         $1.027         $0.912
  Accumulation Unit Value at end of
   period                                 $1.515         $1.299         $1.178         $1.134         $1.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.700        $13.367        $12.903        $11.707        $10.422
  Accumulation Unit Value at end of
   period                                $17.109        $14.700        $13.367        $12.903        $11.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.626        $10.421        $12.171        $10.084              -
  Accumulation Unit Value at end of
   period                                $13.662        $11.626        $10.421        $12.171              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.373         $1.298         $1.178         $1.141         $1.078
  Accumulation Unit Value at end of
   period                                 $0.957         $1.373         $1.298         $1.178         $1.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.359         $1.287         $1.170         $1.135         $1.071
  Accumulation Unit Value at end of
   period                                 $0.945         $1.359         $1.287         $1.170         $1.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.349         $1.279         $1.164         $1.131         $1.072
  Accumulation Unit Value at end of
   period                                 $0.938         $1.349         $1.279         $1.164         $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.336         $1.269         $1.157         $1.126         $1.063
  Accumulation Unit Value at end of
   period                                 $0.926         $1.336         $1.269         $1.157         $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.336         $1.269         $1.157         $1.126         $1.070
  Accumulation Unit Value at end of
   period                                 $0.926         $1.336         $1.269         $1.157         $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.319         $1.257         $1.149         $1.122         $1.068
  Accumulation Unit Value at end of
   period                                 $0.912         $1.319         $1.257         $1.149         $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

60

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.568        $10.389        $12.158        $10.083              -
  Accumulation Unit Value at end of
   period                                $13.566        $11.568        $10.389        $12.158              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.539        $10.373        $12.152        $10.082              -
  Accumulation Unit Value at end of
   period                                $13.518        $11.539        $10.373        $12.152              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.481        $10.342        $12.139        $10.081              -
  Accumulation Unit Value at end of
   period                                $13.423        $11.481        $10.342        $12.139              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.481        $10.342        $12.139        $10.081              -
  Accumulation Unit Value at end of
   period                                $13.423        $11.481        $10.342        $12.139              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.409        $10.302        $12.123        $10.079              -
  Accumulation Unit Value at end of
   period                                $13.306        $11.409        $10.302        $12.123              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.394        $10.295        $12.120        $10.079              -
  Accumulation Unit Value at end of
   period                                $13.282        $11.394        $10.295        $12.120              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.323        $10.255        $12.104        $10.077              -
  Accumulation Unit Value at end of
   period                                $13.166        $11.323        $10.255        $12.104              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.267         $1.079         $1.121         $1.002         $0.872
  Accumulation Unit Value at end of
   period                                 $1.623         $1.267         $1.079         $1.121         $1.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.241         $1.059         $1.103         $0.987         $0.861
  Accumulation Unit Value at end of
   period                                 $1.586         $1.241         $1.059         $1.103         $0.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.226         $1.047         $1.092         $0.979         $0.854
  Accumulation Unit Value at end of
   period                                 $1.566         $1.226         $1.047         $1.092         $0.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.396         $1.382         $1.186         $1.144         $1.064
  Accumulation Unit Value at end of
   period                                 $0.872         $1.396         $1.382         $1.186         $1.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.381         $1.369         $1.177         $1.139         $1.066
  Accumulation Unit Value at end of
   period                                 $0.861         $1.381         $1.369         $1.177         $1.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.372         $1.361         $1.172         $1.134         $1.057
  Accumulation Unit Value at end of
   period                                 $0.854         $1.372         $1.361         $1.172         $1.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.202         $1.028         $1.074         $0.965         $0.844
  Accumulation Unit Value at end of
   period                                 $1.532         $1.202         $1.028         $1.074         $0.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.202         $1.028         $1.074         $0.965         $0.844
  Accumulation Unit Value at end of
   period                                 $1.532         $1.202         $1.028         $1.074         $0.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.330        $12.292        $12.874        $11.591        $10.164
  Accumulation Unit Value at end of
   period                                $18.221        $14.330        $12.292        $12.874        $11.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.169         $1.003         $1.051         $0.947         $0.831
  Accumulation Unit Value at end of
   period                                 $1.486         $1.169         $1.003         $1.051         $0.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.155        $12.179        $12.794        $11.553        $10.162
  Accumulation Unit Value at end of
   period                                $17.945        $14.155        $12.179        $12.794        $11.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.842        $11.694        $12.593        $10.000              -
  Accumulation Unit Value at end of
   period                                $19.036        $13.842        $11.694        $12.593              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.774        $11.660        $12.581        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.905        $13.774        $11.660        $12.581              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.740        $11.644        $12.576        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.840        $13.740        $11.644        $12.576              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.673        $11.610        $12.564        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.711        $13.673        $11.610        $12.564              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.673        $11.610        $12.564        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.711        $13.673        $11.610        $12.564              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.358         $1.350         $1.164         $1.130         $1.058
  Accumulation Unit Value at end of
   period                                 $0.844         $1.358         $1.350         $1.164         $1.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.358         $1.350         $1.164         $1.130         $1.055
  Accumulation Unit Value at end of
   period                                 $0.844         $1.358         $1.350         $1.164         $1.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.341         $1.337         $1.157         $1.125         $1.054
  Accumulation Unit Value at end of
   period                                 $0.831         $1.341         $1.337         $1.157         $1.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

62

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.589        $11.568        $12.550        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.550        $13.589        $11.568        $12.550              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.573        $11.559        $12.547        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.518        $13.573        $11.559        $12.547              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.490        $11.517        $12.533        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.359        $13.490        $11.517        $12.533              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.755        $12.111        $13.038        $10.716         $7.378
  Accumulation Unit Value at end of
   period                                $17.672        $13.755        $12.111        $13.038        $10.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.548        $11.953        $12.894        $10.618         $7.325
  Accumulation Unit Value at end of
   period                                $17.372        $13.548        $11.953        $12.894        $10.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.446        $11.874        $12.822        $10.570         $7.299
  Accumulation Unit Value at end of
   period                                $17.223        $13.446        $11.874        $12.822        $10.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.243        $11.719        $12.679        $10.473         $7.247
  Accumulation Unit Value at end of
   period                                $16.930        $13.243        $11.719        $12.679        $10.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.243        $11.719        $12.679        $10.473         $7.247
  Accumulation Unit Value at end of
   period                                $16.930        $13.243        $11.719        $12.679        $10.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.716        $16.603        $18.008        $14.912        $10.344
  Accumulation Unit Value at end of
   period                                $23.866        $18.716        $16.603        $18.008        $14.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.945        $11.489        $12.469        $10.330         $7.169
  Accumulation Unit Value at end of
   period                                $16.500        $12.945        $11.489        $12.469        $10.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.528        $11.950        $10.831        $10.326              -
  Accumulation Unit Value at end of
   period                                 $7.378        $12.528        $11.950        $10.831              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.463        $11.912        $10.818        $10.324              -
  Accumulation Unit Value at end of
   period                                 $7.325        $12.463        $11.912        $10.818              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.431        $11.893        $10.812        $10.323              -
  Accumulation Unit Value at end of
   period                                 $7.299        $12.431        $11.893        $10.812              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.367        $11.855        $10.799        $10.321              -
  Accumulation Unit Value at end of
   period                                 $7.247        $12.367        $11.855        $10.799              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.367        $11.855        $10.799        $10.321              -
  Accumulation Unit Value at end of
   period                                 $7.247        $12.367        $11.855        $10.799              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.271        $11.799        $10.780        $10.319              -
  Accumulation Unit Value at end of
   period                                 $7.169        $12.271        $11.799        $10.780              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.487        $16.449        $17.896        $14.864        $10.341
  Accumulation Unit Value at end of
   period                                $23.504        $18.487        $16.449        $17.896        $14.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.659         $1.565         $1.668         $1.338         $0.892
  Accumulation Unit Value at end of
   period                                 $2.451         $1.659         $1.565         $1.668         $1.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.625         $1.535         $1.640         $1.319         $0.880
  Accumulation Unit Value at end of
   period                                 $2.395         $1.625         $1.535         $1.640         $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.606         $1.519         $1.624         $1.307         $0.874
  Accumulation Unit Value at end of
   period                                 $2.365         $1.606         $1.519         $1.624         $1.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.574         $1.492         $1.598         $1.289         $0.863
  Accumulation Unit Value at end of
   period                                 $2.313         $1.574         $1.492         $1.598         $1.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.574         $1.492         $1.598         $1.289         $0.863
  Accumulation Unit Value at end of
   period                                 $2.313         $1.574         $1.492         $1.598         $1.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.467        $18.494        $19.866        $16.059        $10.781
  Accumulation Unit Value at end of
   period                                $28.538        $19.467        $18.494        $19.866        $16.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.531         $1.455         $1.564         $1.265         $0.850
  Accumulation Unit Value at end of
   period                                 $2.243         $1.531         $1.455         $1.564         $1.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.229        $18.323        $19.741        $16.006        $10.778
  Accumulation Unit Value at end of
   period                                $28.106        $19.229        $18.323        $19.741        $16.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.565        $12.103        $13.275        $11.516         $7.313
  Accumulation Unit Value at end of
   period                                $15.304        $13.565        $12.103        $13.275        $11.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.549         $1.384         $1.147         $1.098         $1.036
  Accumulation Unit Value at end of
   period                                 $0.892         $1.549         $1.384         $1.147         $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.532         $1.372         $1.139         $1.093         $0.984
  Accumulation Unit Value at end of
   period                                 $0.880         $1.532         $1.372         $1.139         $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.521         $1.364         $1.133         $1.088         $1.029
  Accumulation Unit Value at end of
   period                                 $0.874         $1.521         $1.364         $1.133         $1.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.506         $1.353         $1.127         $1.084         $0.977
  Accumulation Unit Value at end of
   period                                 $0.863         $1.506         $1.353         $1.127         $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.506         $1.353         $1.127         $1.084         $1.027
  Accumulation Unit Value at end of
   period                                 $0.863         $1.506         $1.353         $1.127         $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.487         $1.340         $1.119         $1.080         $1.026
  Accumulation Unit Value at end of
   period                                 $0.850         $1.487         $1.340         $1.119         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.414        $13.739        $12.076        $10.822              -
  Accumulation Unit Value at end of
   period                                 $7.313        $13.414        $13.739        $12.076              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

64

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.361        $11.945        $13.128        $11.411         $7.260
  Accumulation Unit Value at end of
   period                                $15.043        $13.361        $11.945        $13.128        $11.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.260        $11.867        $13.055        $11.359         $7.234
  Accumulation Unit Value at end of
   period                                $14.915        $13.260        $11.867        $13.055        $11.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.060        $11.711        $12.910        $11.255         $7.183
  Accumulation Unit Value at end of
   period                                $14.661        $13.060        $11.711        $12.910        $11.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.060        $11.711        $12.910        $11.255         $7.183
  Accumulation Unit Value at end of
   period                                $14.661        $13.060        $11.711        $12.910        $11.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.877        $16.970        $18.753        $16.390        $10.486
  Accumulation Unit Value at end of
   period                                $21.138        $18.877        $16.970        $18.753        $16.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.766        $11.482        $12.695        $11.101         $7.106
  Accumulation Unit Value at end of
   period                                $14.288        $12.766        $11.482        $12.695        $11.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.647        $16.813        $18.636        $16.337        $10.483
  Accumulation Unit Value at end of
   period                                $20.817        $18.647        $16.813        $18.636        $16.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.579         $1.514         $1.421         $1.351         $1.226
  Accumulation Unit Value at end of
   period                                 $1.515         $1.579         $1.514         $1.421         $1.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.546         $1.485         $1.398         $1.331         $1.211
  Accumulation Unit Value at end of
   period                                 $1.480         $1.546         $1.485         $1.398         $1.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.528         $1.469         $1.384         $1.319         $1.201
  Accumulation Unit Value at end of
   period                                 $1.462         $1.528         $1.469         $1.384         $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.345        $13.695        $12.062        $10.820              -
  Accumulation Unit Value at end of
   period                                 $7.260        $13.345        $13.695        $12.062              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.310        $13.674        $12.054        $10.819              -
  Accumulation Unit Value at end of
   period                                 $7.234        $13.310        $13.674        $12.054              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.242        $13.630        $12.040        $10.817              -
  Accumulation Unit Value at end of
   period                                 $7.183        $13.242        $13.630        $12.040              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.242        $13.630        $12.040        $10.817              -
  Accumulation Unit Value at end of
   period                                 $7.183        $13.242        $13.630        $12.040              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.139        $13.566        $12.019        $10.813              -
  Accumulation Unit Value at end of
   period                                 $7.106        $13.139        $13.566        $12.019              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.218         $1.167         $1.143         $1.141         $1.119
  Accumulation Unit Value at end of
   period                                 $1.226         $1.218         $1.167         $1.143         $1.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.205         $1.157         $1.135         $1.135         $1.134
  Accumulation Unit Value at end of
   period                                 $1.211         $1.205         $1.157         $1.135         $1.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.197         $1.150         $1.130         $1.131         $1.112
  Accumulation Unit Value at end of
   period                                 $1.201         $1.197         $1.150         $1.130         $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.498         $1.443         $1.362         $1.300         $1.187
  Accumulation Unit Value at end of
   period                                 $1.430         $1.498         $1.443         $1.362         $1.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.498         $1.443         $1.362         $1.300         $1.187
  Accumulation Unit Value at end of
   period                                 $1.430         $1.498         $1.443         $1.362         $1.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.943        $12.501        $11.827        $11.321        $10.357
  Accumulation Unit Value at end of
   period                                $12.323        $12.943        $12.501        $11.827        $11.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.457         $1.408         $1.332         $1.276         $1.168
  Accumulation Unit Value at end of
   period                                 $1.386         $1.457         $1.408         $1.332         $1.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.785        $12.386        $11.753        $11.284        $10.355
  Accumulation Unit Value at end of
   period                                $12.136        $12.785        $12.386        $11.753        $11.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.994         $0.889         $1.037              -              -
  Accumulation Unit Value at end of
   period                                 $1.172         $0.994         $0.889              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                339            411            470              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.971         $0.870         $1.017              -              -
  Accumulation Unit Value at end of
   period                                 $1.142         $0.971         $0.870              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             33             36              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.959         $0.861         $1.007              -              -
  Accumulation Unit Value at end of
   period                                 $1.128         $0.959         $0.861              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             84             88              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.940         $0.845         $0.991              -              -
  Accumulation Unit Value at end of
   period                                 $1.103         $0.940         $0.845              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                162            187            457              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.940         $0.845         $0.991              -              -
  Accumulation Unit Value at end of
   period                                 $1.103         $0.940         $0.845              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                162            187            457              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.185         $1.141         $1.123         $1.126         $1.126
  Accumulation Unit Value at end of
   period                                 $1.187         $1.185         $1.141         $1.123         $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.185         $1.141         $1.123         $1.126         $1.110
  Accumulation Unit Value at end of
   period                                 $1.187         $1.185         $1.141         $1.123         $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.170         $1.129         $1.115         $1.122         $1.109
  Accumulation Unit Value at end of
   period                                 $1.168         $1.170         $1.129         $1.115         $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

66

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.636         $6.883         $8.088              -              -
  Accumulation Unit Value at end of
   period                                 $8.936         $7.636         $6.883              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.918         $0.828         $0.974              -              -
  Accumulation Unit Value at end of
   period                                 $1.074         $0.918         $0.828              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             41             42              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.967        $11.724        $13.818              -              -
  Accumulation Unit Value at end of
   period                                $15.131        $12.967        $11.724              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.944         $0.795         $0.855         $0.726         $0.513
  Accumulation Unit Value at end of
   period                                 $1.301         $0.944         $0.795         $0.855         $0.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                181            156             90            113             95
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.922         $0.778         $0.838         $0.713         $0.505
  Accumulation Unit Value at end of
   period                                 $1.269         $0.922         $0.778         $0.838         $0.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.911         $0.770         $0.830         $0.707         $0.501
  Accumulation Unit Value at end of
   period                                 $1.252         $0.911         $0.770         $0.830         $0.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109            152             39             19             19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.893         $0.756         $0.817         $0.697         $0.495
  Accumulation Unit Value at end of
   period                                 $1.225         $0.893         $0.756         $0.817         $0.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             31             33             65             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.893         $0.756         $0.817         $0.697         $0.495
  Accumulation Unit Value at end of
   period                                 $1.225         $0.893         $0.756         $0.817         $0.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             31             33             65             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.292        $12.129        $13.133        $11.235         $7.997
  Accumulation Unit Value at end of
   period                                $19.556        $14.292        $12.129        $13.133        $11.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.872         $0.741         $0.802         $0.687         $0.489
  Accumulation Unit Value at end of
   period                                 $1.193         $0.872         $0.741         $0.802         $0.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             32              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.716         $0.651         $0.624         $0.555              -
  Accumulation Unit Value at end of
   period                                 $0.513         $0.716         $0.651         $0.624              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             97             79              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.707         $0.643         $0.618         $0.551              -
  Accumulation Unit Value at end of
   period                                 $0.505         $0.707         $0.643         $0.618              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.702         $0.639         $0.615         $0.548              -
  Accumulation Unit Value at end of
   period                                 $0.501         $0.702         $0.639         $0.615              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.695         $0.634         $0.612         $0.546              -
  Accumulation Unit Value at end of
   period                                 $0.495         $0.695         $0.634         $0.612              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.695         $0.634         $0.612         $0.546              -
  Accumulation Unit Value at end of
   period                                 $0.495         $0.695         $0.634         $0.612              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.689         $0.631         $0.610         $0.545              -
  Accumulation Unit Value at end of
   period                                 $0.489         $0.689         $0.631         $0.610              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.771        $15.978        $17.353        $14.890        $10.630
  Accumulation Unit Value at end of
   period                                $25.608        $18.771        $15.978        $17.353        $14.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.921        $10.471        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.353        $11.921        $10.471              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             13             24              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.889        $10.464        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.281        $11.889        $10.464              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.873        $10.460        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.246        $11.873        $10.460              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             44             44              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.842        $10.453        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.174        $11.842        $10.453              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              6              7              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.842        $10.453        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.174        $11.842        $10.453              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              6              7              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.802        $10.444        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.086        $11.802        $10.444              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              3              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.794        $10.442        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.068        $11.794        $10.442              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.754        $10.433        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $14.980        $11.754        $10.433              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.762        $12.007        $12.767        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.891        $12.762        $12.007        $12.767              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             21             26             30              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

68

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.700        $11.972        $12.755        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.761        $12.700        $11.972        $12.755              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              1              3              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.668        $11.954        $12.750        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.696        $12.668        $11.954        $12.750              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             11             12             15              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.606        $11.920        $12.738        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.567        $12.606        $11.920        $12.738              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             19             24             32              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.606        $11.920        $12.738        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.567        $12.606        $11.920        $12.738              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             19             24             32              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.529        $11.876        $12.724        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.408        $12.529        $11.876        $12.724              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.514        $11.868        $12.721        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.376        $12.514        $11.868        $12.721              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.437        $11.825        $12.706        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.218        $12.437        $11.825        $12.706              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.518        $11.137        $12.187        $10.000              -
  Accumulation Unit Value at end of
   period                                $14.157        $12.518        $11.137        $12.187              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                194            216            278            342              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.457        $11.104        $12.176        $10.000              -
  Accumulation Unit Value at end of
   period                                $14.060        $12.457        $11.104        $12.176              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             14             20              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.426        $11.088        $12.171        $10.000              -
  Accumulation Unit Value at end of
   period                                $14.011        $12.426        $11.088        $12.171              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             86             97            110              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.366        $11.056        $12.160        $10.000              -
  Accumulation Unit Value at end of
   period                                $13.915        $12.366        $11.056        $12.160              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115            154            211            261              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.366        $11.056        $12.160        $10.000              -
  Accumulation Unit Value at end of
   period                                $13.915        $12.366        $11.056        $12.160              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115            154            211            261              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.290        $11.016        $12.146        $10.000              -
  Accumulation Unit Value at end of
   period                                $13.795        $12.290        $11.016        $12.146              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              5              6              3              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.275        $11.008        $12.143        $10.000              -
  Accumulation Unit Value at end of
   period                                $13.772        $12.275        $11.008        $12.143              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10             12             16              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.200        $10.968        $12.129        $10.000              -
  Accumulation Unit Value at end of
   period                                $13.653        $12.200        $10.968        $12.129              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.994         $0.889         $1.037              -              -
  Accumulation Unit Value at end of
   period                                 $1.172         $0.994         $0.889              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                339            411            470              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.971         $0.870         $1.017              -              -
  Accumulation Unit Value at end of
   period                                 $1.142         $0.971         $0.870              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             33             36              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.959         $0.861         $1.007              -              -
  Accumulation Unit Value at end of
   period                                 $1.128         $0.959         $0.861              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             84             88              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.940         $0.845         $0.991              -              -
  Accumulation Unit Value at end of
   period                                 $1.103         $0.940         $0.845              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                162            187            457              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.940         $0.845         $0.991              -              -
  Accumulation Unit Value at end of
   period                                 $1.103         $0.940         $0.845              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                162            187            457              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

70

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.636         $6.883         $8.088              -              -
  Accumulation Unit Value at end of
   period                                 $8.936         $7.636         $6.883              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.918         $0.828         $0.974              -              -
  Accumulation Unit Value at end of
   period                                 $1.074         $0.918         $0.828              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             41             42              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.967        $11.724        $13.818              -              -
  Accumulation Unit Value at end of
   period                                $15.131        $12.967        $11.724              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.944         $0.795         $0.855         $0.726         $0.513
  Accumulation Unit Value at end of
   period                                 $1.301         $0.944         $0.795         $0.855         $0.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                181            156             90            113             95
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.922         $0.778         $0.838         $0.713         $0.505
  Accumulation Unit Value at end of
   period                                 $1.269         $0.922         $0.778         $0.838         $0.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.911         $0.770         $0.830         $0.707         $0.501
  Accumulation Unit Value at end of
   period                                 $1.252         $0.911         $0.770         $0.830         $0.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109            152             39             19             19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.893         $0.756         $0.817         $0.697         $0.495
  Accumulation Unit Value at end of
   period                                 $1.225         $0.893         $0.756         $0.817         $0.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             31             33             65             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.893         $0.756         $0.817         $0.697         $0.495
  Accumulation Unit Value at end of
   period                                 $1.225         $0.893         $0.756         $0.817         $0.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             31             33             65             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.292        $12.129        $13.133        $11.235         $7.997
  Accumulation Unit Value at end of
   period                                $19.556        $14.292        $12.129        $13.133        $11.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.872         $0.741         $0.802         $0.687         $0.489
  Accumulation Unit Value at end of
   period                                 $1.193         $0.872         $0.741         $0.802         $0.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             32              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.716         $0.651         $0.624         $0.555              -
  Accumulation Unit Value at end of
   period                                 $0.513         $0.716         $0.651         $0.624              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             97             79              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.707         $0.643         $0.618         $0.551              -
  Accumulation Unit Value at end of
   period                                 $0.505         $0.707         $0.643         $0.618              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.702         $0.639         $0.615         $0.548              -
  Accumulation Unit Value at end of
   period                                 $0.501         $0.702         $0.639         $0.615              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.695         $0.634         $0.612         $0.546              -
  Accumulation Unit Value at end of
   period                                 $0.495         $0.695         $0.634         $0.612              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.695         $0.634         $0.612         $0.546              -
  Accumulation Unit Value at end of
   period                                 $0.495         $0.695         $0.634         $0.612              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.689         $0.631         $0.610         $0.545              -
  Accumulation Unit Value at end of
   period                                 $0.489         $0.689         $0.631         $0.610              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.771        $15.978        $17.353        $14.890        $10.630
  Accumulation Unit Value at end of
   period                                $25.608        $18.771        $15.978        $17.353        $14.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.921        $10.471        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.353        $11.921        $10.471              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             13             24              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.889        $10.464        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.281        $11.889        $10.464              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.873        $10.460        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.246        $11.873        $10.460              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             44             44              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.842        $10.453        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.174        $11.842        $10.453              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              6              7              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.842        $10.453        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.174        $11.842        $10.453              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              6              7              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.802        $10.444        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.086        $11.802        $10.444              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              3              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.794        $10.442        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.068        $11.794        $10.442              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.754        $10.433        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $14.980        $11.754        $10.433              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.762        $12.007        $12.767        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.891        $12.762        $12.007        $12.767              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             21             26             30              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

72

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.700        $11.972        $12.755        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.761        $12.700        $11.972        $12.755              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              1              3              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.668        $11.954        $12.750        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.696        $12.668        $11.954        $12.750              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             11             12             15              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.606        $11.920        $12.738        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.567        $12.606        $11.920        $12.738              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             19             24             32              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.606        $11.920        $12.738        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.567        $12.606        $11.920        $12.738              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             19             24             32              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.529        $11.876        $12.724        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.408        $12.529        $11.876        $12.724              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.514        $11.868        $12.721        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.376        $12.514        $11.868        $12.721              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.437        $11.825        $12.706        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.218        $12.437        $11.825        $12.706              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.518        $11.137        $12.187        $10.000              -
  Accumulation Unit Value at end of
   period                                $14.157        $12.518        $11.137        $12.187              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                194            216            278            342              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.457        $11.104        $12.176        $10.000              -
  Accumulation Unit Value at end of
   period                                $14.060        $12.457        $11.104        $12.176              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             14             20              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.426        $11.088        $12.171        $10.000              -
  Accumulation Unit Value at end of
   period                                $14.011        $12.426        $11.088        $12.171              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             86             97            110              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $12.366        $11.056        $12.160        $10.000              -
  Accumulation Unit Value at
   end of period                  $13.915        $12.366        $11.056        $12.160              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     115            154            211            261              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.366        $11.056        $12.160        $10.000              -
  Accumulation Unit Value at
   end of period                  $13.915        $12.366        $11.056        $12.160              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     115            154            211            261              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.290        $11.016        $12.146        $10.000              -
  Accumulation Unit Value at
   end of period                  $13.795        $12.290        $11.016        $12.146              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              5              6              3              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.275        $11.008        $12.143        $10.000              -
  Accumulation Unit Value at
   end of period                  $13.772        $12.275        $11.008        $12.143              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             10             12             16              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.200        $10.968        $12.129        $10.000              -
  Accumulation Unit Value at
   end of period                  $13.653        $12.200        $10.968        $12.129              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -



(a)  Inception date July 15, 2013.



(b) Inception date August 15, 2013.



NATIONS VARIABLE ANNUITY OUTLOOK



                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO-
 ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at       $1.225         $1.103         $1.131         $1.014         $0.832
   beginning of period
  Accumulation Unit Value at       $1.423         $1.225         $1.103         $1.131         $1.014
   end of period
  Number of Accumulation Units        912          1,023          1,194            909          1,301
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at       $1.197         $1.079         $1.109         $0.997         $0.819
   beginning of period
  Accumulation Unit Value at       $1.388         $1.197         $1.079         $1.109         $0.997
   end of period
  Number of Accumulation Units         39             46              4             75            113
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at       $1.182         $1.067         $1.098         $0.987         $0.812
   beginning of period
  Accumulation Unit Value at       $1.369         $1.182         $1.067         $1.098         $0.987
   end of period
  Number of Accumulation Units          1              1              1              1              -
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at       $1.176         $1.062         $1.093         $0.984         $0.810
   beginning of period
  Accumulation Unit Value at       $1.362         $1.176         $1.062         $1.093         $0.984
   end of period
  Number of Accumulation Units        853          1,338          1,785          1,843          2,011
   outstanding at end of period
   (in thousands)

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO-
 ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at       $1.181         $1.100         $1.049              -              -
   beginning of period
  Accumulation Unit Value at       $0.832         $1.181         $1.100              -              -
   end of period
  Number of Accumulation Units      1,440          1,873          2,136              -              -
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at       $1.165         $1.088         $1.038              -              -
   beginning of period
  Accumulation Unit Value at       $0.819         $1.165         $1.088              -              -
   end of period
  Number of Accumulation Units        114            133            155              -              -
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at       $1.156         $1.080         $1.032              -              -
   beginning of period
  Accumulation Unit Value at       $0.812         $1.156         $1.080              -              -
   end of period
  Number of Accumulation Units          -              -              -              -              -
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at       $1.153         $1.078         $1.031              -              -
   beginning of period
  Accumulation Unit Value at       $0.810         $1.153         $1.078              -              -
   end of period
  Number of Accumulation Units      2,315          3,401          4,176              -              -
   outstanding at end of period
   (in thousands)

74

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.158         $1.047         $1.080         $0.973         $0.802
  Accumulation Unit Value at
   end of period                   $1.339         $1.158         $1.047         $1.080         $0.973
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     643            810            954            931          1,017
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.158         $1.047         $1.080         $0.973         $0.802
  Accumulation Unit Value at
   end of period                   $1.339         $1.158         $1.047         $1.080         $0.973
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     643            810            954            931          1,017
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.140         $1.032         $1.066         $0.962         $0.794
  Accumulation Unit Value at
   end of period                   $1.315         $1.140         $1.032         $1.066         $0.962
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              3             13             13             14
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.749        $13.372        $13.821        $12.487        $10.320
  Accumulation Unit Value at
   end of period                  $17.007        $14.749        $13.372        $13.821        $12.487
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15              6              1              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.124         $1.019         $1.054         $0.953         $0.788
  Accumulation Unit Value at
   end of period                   $1.295         $1.124         $1.019         $1.054         $0.953
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25             25             25             25             25
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.569        $13.249        $13.735        $12.446        $10.317
  Accumulation Unit Value at
   end of period                  $16.749        $14.569        $13.249        $13.735        $12.446
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
COLUMBIA VARIABLE PORTFOLIO -
 DIVIDEND OPPORTUNITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.673         $8.623         $9.979              -              -
  Accumulation Unit Value at
   end of period                  $12.060         $9.673         $8.623              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     127            142            182              -              -
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.641         $8.611         $9.979              -              -
  Accumulation Unit Value at
   end of period                  $11.996         $9.641         $8.611              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             28             30              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.625         $8.605         $9.979              -              -
  Accumulation Unit Value at
   end of period                  $11.964         $9.625         $8.605              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             15             15              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.617         $8.602         $9.979              -              -
  Accumulation Unit Value at
   end of period                  $11.948         $9.617         $8.602              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     236            318            373              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.144         $1.071         $1.025              -              -
  Accumulation Unit Value at
   end of period                   $0.802         $1.144         $1.071              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,208          1,092          1,116              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.144         $1.071         $1.025              -              -
  Accumulation Unit Value at
   end of period                   $0.802         $1.144         $1.071              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,208          1,092          1,116              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.134         $1.064         $1.019              -              -
  Accumulation Unit Value at
   end of period                   $0.794         $1.134         $1.064              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14             19             28              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.127         $1.059         $1.015              -              -
  Accumulation Unit Value at
   end of period                   $0.788         $1.127         $1.059              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25             46             25              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
COLUMBIA VARIABLE PORTFOLIO -
 DIVIDEND OPPORTUNITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.593         $8.594         $9.979              -              -
  Accumulation Unit Value at
   end of period                  $11.901         $9.593         $8.594              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     271            374            433              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.593         $8.594         $9.979              -              -
  Accumulation Unit Value at
   end of period                  $11.901         $9.593         $8.594              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     271            374            433              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.569         $8.585         $9.979              -              -
  Accumulation Unit Value at
   end of period                  $11.853         $9.569         $8.585              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              7             10              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.553         $8.579         $9.978              -              -
  Accumulation Unit Value at
   end of period                  $11.821         $9.553         $8.579              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     113             77             65              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.545         $8.577         $9.978              -              -
  Accumulation Unit Value at
   end of period                  $11.806         $9.545         $8.577              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      29             32             52              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.505         $8.562         $9.978              -              -
  Accumulation Unit Value at
   end of period                  $11.727         $9.505         $8.562              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             12              5              -              -
COLUMBIA VARIABLE PORTFOLIO -
 INCOME OPPORTUNITIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.166              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.177              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     227              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.163              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.161              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.162              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.153              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.162              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.149              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     240              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.160              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.137              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     226              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
COLUMBIA VARIABLE PORTFOLIO -
 INCOME OPPORTUNITIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

76

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.160              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.137              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     226              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.159              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.126              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.157              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.118              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     104              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.157              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.114              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.154              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.094              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16              -              -              -              -
COLUMBIA VARIABLE PORTFOLIO -
 MARSICO 21ST CENTURY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.542         $1.408         $1.626         $1.409         $1.128
  Accumulation Unit Value at
   end of period                   $2.159         $1.542         $1.408         $1.626         $1.409
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     241            374            429            516            563
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.506         $1.378         $1.595         $1.385         $1.111
  Accumulation Unit Value at
   end of period                   $2.105         $1.506         $1.378         $1.595         $1.385
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     108             44             56            106            155
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.487         $1.362         $1.578         $1.371         $1.101
  Accumulation Unit Value at
   end of period                   $2.077         $1.487         $1.362         $1.578         $1.371
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              7              7              7             11
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.480         $1.356         $1.572         $1.367         $1.098
  Accumulation Unit Value at
   end of period                   $2.066         $1.480         $1.356         $1.572         $1.367
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     164            174            311            421            446
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.457         $1.337         $1.552         $1.352         $1.087
  Accumulation Unit Value at
   end of period                   $2.030         $1.457         $1.337         $1.552         $1.352
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     318            442            551            786          1,129

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
COLUMBIA VARIABLE PORTFOLIO -
 MARSICO 21ST CENTURY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.033         $1.733         $1.472         $1.388         $1.154
  Accumulation Unit Value at
   end of period                   $1.128         $2.033         $1.733         $1.472         $1.388
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     837          1,003          1,097          1,185          1,203
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $2.006         $1.714         $1.459         $1.378         $1.224
  Accumulation Unit Value at
   end of period                   $1.111         $2.006         $1.714         $1.459         $1.378
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     232            376            463            435            222
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.990         $1.702         $1.450         $1.371         $1.143
  Accumulation Unit Value at
   end of period                   $1.101         $1.990         $1.702         $1.450         $1.371
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18             60             63             45             22
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.986         $1.699         $1.448         $1.370         $1.143
  Accumulation Unit Value at
   end of period                   $1.098         $1.986         $1.699         $1.448         $1.370
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     702          1,071          1,259          1,159            959
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.970         $1.688         $1.441         $1.365         $1.213
  Accumulation Unit Value at
   end of period                   $1.087         $1.970         $1.688         $1.441         $1.365
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,309          1,568          1,494          1,478            787

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.457         $1.337         $1.552         $1.352         $1.087
  Accumulation Unit Value at
   end of period                   $2.030         $1.457         $1.337         $1.552         $1.352
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     318            442            551            786          1,129
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.434         $1.318         $1.532         $1.336         $1.076
  Accumulation Unit Value at
   end of period                   $1.995         $1.434         $1.318         $1.532         $1.336
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.748        $12.649        $14.719        $12.847        $10.361
  Accumulation Unit Value at
   end of period                  $19.109        $13.748        $12.649        $14.719        $12.847
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             11              6              1              1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.414         $1.302         $1.516         $1.324         $1.068
  Accumulation Unit Value at
   end of period                   $1.965         $1.414         $1.302         $1.516         $1.324
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      38             54             67             97            102
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.580        $12.532        $14.627        $12.805        $10.358
  Accumulation Unit Value at
   end of period                  $18.819        $13.580        $12.532        $14.627        $12.805
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              2              -              -
COLUMBIA VARIABLE PORTFOLIO -
 MARSICO FOCUSED EQUITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.258         $1.142         $1.193         $1.022         $0.808
  Accumulation Unit Value at
   end of period                   $1.708         $1.258         $1.142         $1.193         $1.022
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,078          1,349          1,609          2,307          2,691
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.229         $1.118         $1.170         $1.005         $0.796
  Accumulation Unit Value at
   end of period                   $1.666         $1.229         $1.118         $1.170         $1.005
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      50            104            105            179            298
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.214         $1.105         $1.158         $0.995         $0.789
  Accumulation Unit Value at
   end of period                   $1.643         $1.214         $1.105         $1.158         $0.995
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20             45             45             46             47
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.208         $1.100         $1.153         $0.992         $0.787
  Accumulation Unit Value at
   end of period                   $1.634         $1.208         $1.100         $1.153         $0.992
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,661          2,229          2,876          3,424          4,278
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.189         $1.085         $1.139         $0.981         $0.779
  Accumulation Unit Value at
   end of period                   $1.607         $1.189         $1.085         $1.139         $0.981
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,235          1,817          2,090          2,937          3,397

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.970         $1.688         $1.441         $1.365         $1.130
  Accumulation Unit Value at
   end of period                   $1.087         $1.970         $1.688         $1.441         $1.365
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,309          1,568          1,494          1,478            787
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.953         $1.676         $1.433         $1.360         $1.138
  Accumulation Unit Value at
   end of period                   $1.076         $1.953         $1.676         $1.433         $1.360
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -             75             87             72             76
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.941         $1.668         $1.428         $1.357         $1.127
  Accumulation Unit Value at
   end of period                   $1.068         $1.941         $1.668         $1.428         $1.357
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     114            283            223            217             90
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
COLUMBIA VARIABLE PORTFOLIO -
 MARSICO FOCUSED EQUITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.400         $1.254         $1.178         $1.086         $0.992
  Accumulation Unit Value at
   end of period                   $0.808         $1.400         $1.254         $1.178         $1.086
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,506          4,705          5,307          6,447          6,613
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.382         $1.240         $1.167         $1.078         $0.962
  Accumulation Unit Value at
   end of period                   $0.796         $1.382         $1.240         $1.167         $1.078
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     413            462            547            694            673
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.371         $1.232         $1.160         $1.073         $0.983
  Accumulation Unit Value at
   end of period                   $0.789         $1.371         $1.232         $1.160         $1.073
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56            166            181            329            305
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.368         $1.229         $1.159         $1.072         $0.983
  Accumulation Unit Value at
   end of period                   $0.787         $1.368         $1.229         $1.159         $1.072
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,537          8,598         11,628         13,743         15,129
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.357         $1.221         $1.153         $1.069         $0.954
  Accumulation Unit Value at
   end of period                   $0.779         $1.357         $1.221         $1.153         $1.069
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,947          5,452          5,139          5,795          4,443

78

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.189         $1.085         $1.139         $0.981         $0.779
  Accumulation Unit Value at
   end of period                   $1.607         $1.189         $1.085         $1.139         $0.981
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,235          1,817          2,090          2,937          3,397
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.170         $1.069         $1.124         $0.969         $0.771
  Accumulation Unit Value at
   end of period                   $1.579         $1.170         $1.069         $1.124         $0.969
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      50             55            130            180            231
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.407        $14.093        $14.829        $12.801        $10.195
  Accumulation Unit Value at
   end of period                  $20.763        $15.407        $14.093        $14.829        $12.801
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      74             39             29             12              5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.154         $1.056         $1.112         $0.960         $0.765
  Accumulation Unit Value at
   end of period                   $1.555         $1.154         $1.056         $1.112         $0.960
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      55             74            137            156            181
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.219        $13.963        $14.737        $12.759        $10.192
  Accumulation Unit Value at
   end of period                  $20.449        $15.219        $13.963        $14.737        $12.759
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
COLUMBIA VARIABLE PORTFOLIO -
 MARSICO GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.251         $1.134         $1.184         $0.991         $0.796
  Accumulation Unit Value at
   end of period                   $1.668         $1.251         $1.134         $1.184         $0.991
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     663            894          1,070          1,347          1,682
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.222         $1.110         $1.162         $0.974         $0.784
  Accumulation Unit Value at
   end of period                   $1.627         $1.222         $1.110         $1.162         $0.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     115            126            157            232            338
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.207         $1.097         $1.149         $0.965         $0.777
  Accumulation Unit Value at
   end of period                   $1.604         $1.207         $1.097         $1.149         $0.965
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      30             40             84            125            202
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.201         $1.092         $1.145         $0.962         $0.775
  Accumulation Unit Value at
   end of period                   $1.596         $1.201         $1.092         $1.145         $0.962
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,316          1,634          2,216          2,713          3,358
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.182         $1.077         $1.131         $0.951         $0.767
  Accumulation Unit Value at
   end of period                   $1.569         $1.182         $1.077         $1.131         $0.951
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,196          1,650          2,150          3,102          4,090

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.357         $1.221         $1.153         $1.069         $0.978
  Accumulation Unit Value at
   end of period                   $0.779         $1.357         $1.221         $1.153         $1.069
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,947          5,452          5,139          5,795          4,443
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.345         $1.213         $1.147         $1.064         $0.979
  Accumulation Unit Value at
   end of period                   $0.771         $1.345         $1.213         $1.147         $1.064
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     247            311            523            517            569
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.337         $1.207         $1.143         $1.062         $0.975
  Accumulation Unit Value at
   end of period                   $0.765         $1.337         $1.207         $1.143         $1.062
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     250            348            409            420            374
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
COLUMBIA VARIABLE PORTFOLIO -
 MARSICO GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.337         $1.158         $1.110         $1.051         $0.945
  Accumulation Unit Value at
   end of period                   $0.796         $1.337         $1.158         $1.110         $1.051
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,277          3,113          3,808          4,256          4,463
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.319         $1.145         $1.100         $1.043         $0.939
  Accumulation Unit Value at
   end of period                   $0.784         $1.319         $1.145         $1.100         $1.043
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     492            686            813            977            548
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.309         $1.137         $1.093         $1.038         $0.937
  Accumulation Unit Value at
   end of period                   $0.777         $1.309         $1.137         $1.093         $1.038
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     187            282            327            365            340
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.306         $1.135         $1.092         $1.037         $0.937
  Accumulation Unit Value at
   end of period                   $0.775         $1.306         $1.135         $1.092         $1.037
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,542          6,808          9,754         11,790         12,302
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.296         $1.127         $1.086         $1.033         $0.931
  Accumulation Unit Value at
   end of period                   $0.767         $1.296         $1.127         $1.086         $1.033
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,069          6,290          6,822          7,062          5,794

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.182         $1.077         $1.131         $0.951         $0.767
  Accumulation Unit Value at
   end of period                   $1.569         $1.182         $1.077         $1.131         $0.951
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,196          1,650          2,150          3,102          4,090
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.164         $1.061         $1.116         $0.940         $0.760
  Accumulation Unit Value at
   end of period                   $1.542         $1.164         $1.061         $1.116         $0.940
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     105            112            124            149            195
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.437        $14.095        $14.836        $12.509        $10.120
  Accumulation Unit Value at
   end of period                  $20.433        $15.437        $14.095        $14.836        $12.509
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      46             47             39             18              4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.148         $1.048         $1.104         $0.931         $0.754
  Accumulation Unit Value at
   end of period                   $1.518         $1.148         $1.048         $1.104         $0.931
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     121            189            288            380            480
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.249        $13.965        $14.743        $12.468        $10.117
  Accumulation Unit Value at
   end of period                  $20.123        $15.249        $13.965        $14.743        $12.468
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             10              6              2              -
COLUMBIA VARIABLE PORTFOLIO -
 MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.548         $1.339         $1.625         $1.453         $1.071
  Accumulation Unit Value at
   end of period                   $1.832         $1.548         $1.339         $1.625         $1.453
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     798            927          1,075          1,681          1,891
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.512         $1.310         $1.593         $1.428         $1.055
  Accumulation Unit Value at
   end of period                   $1.787         $1.512         $1.310         $1.593         $1.428
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      84            143            152            192            280
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.493         $1.295         $1.577         $1.414         $1.046
  Accumulation Unit Value at
   end of period                   $1.762         $1.493         $1.295         $1.577         $1.414
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      62             76             85             90            105
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.486         $1.290         $1.571         $1.409         $1.043
  Accumulation Unit Value at
   end of period                   $1.753         $1.486         $1.290         $1.571         $1.409
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,235          1,549          1,993          2,382          3,180
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.463         $1.272         $1.551         $1.394         $1.033
  Accumulation Unit Value at
   end of period                   $1.723         $1.463         $1.272         $1.551         $1.394
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,622          2,260          2,654          3,519          4,397

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.296         $1.127         $1.086         $1.033         $0.935
  Accumulation Unit Value at
   end of period                   $0.767         $1.296         $1.127         $1.086         $1.033
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,069          6,290          6,822          7,062          5,794
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.285         $1.119         $1.080         $1.029         $0.932
  Accumulation Unit Value at
   end of period                   $0.760         $1.285         $1.119         $1.080         $1.029
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     370            433            609            598            660
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.276         $1.114         $1.077         $1.027         $0.932
  Accumulation Unit Value at
   end of period                   $0.754         $1.276         $1.114         $1.077         $1.027
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     603            807            840            833            408
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
COLUMBIA VARIABLE PORTFOLIO -
 MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.115         $1.798         $1.484         $1.263         $1.102
  Accumulation Unit Value at
   end of period                   $1.071         $2.115         $1.798         $1.484         $1.263
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,422          2,912          3,479          4,136          3,458
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $2.087         $1.778         $1.470         $1.254         $1.147
  Accumulation Unit Value at
   end of period                   $1.055         $2.087         $1.778         $1.470         $1.254
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     350            556            730            807            281
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.071         $1.766         $1.462         $1.248         $1.092
  Accumulation Unit Value at
   end of period                   $1.046         $2.071         $1.766         $1.462         $1.248
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     144            268            316            389            371
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $2.067         $1.763         $1.460         $1.247         $1.091
  Accumulation Unit Value at
   end of period                   $1.043         $2.067         $1.763         $1.460         $1.247
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,127          6,023          8,551         10,179         10,875
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $2.050         $1.751         $1.453         $1.242         $1.137
  Accumulation Unit Value at
   end of period                   $1.033         $2.050         $1.751         $1.453         $1.242
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,620          7,023          7,569          8,611          6,613

80

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.463         $1.272         $1.551         $1.394         $1.033
  Accumulation Unit Value at
   end of period                   $1.723         $1.463         $1.272         $1.551         $1.394
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,622          2,260          2,654          3,519          4,397
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.440         $1.253         $1.531         $1.378         $1.023
  Accumulation Unit Value at
   end of period                   $1.693         $1.440         $1.253         $1.531         $1.378
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      55             65            107            157            177
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.294        $13.325        $16.293        $14.681        $10.906
  Accumulation Unit Value at
   end of period                  $17.968        $15.294        $13.325        $16.293        $14.681
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      82             61             49             26              7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.420         $1.238         $1.514         $1.365         $1.015
  Accumulation Unit Value at
   end of period                   $1.668         $1.420         $1.238         $1.514         $1.365
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     185            210            329            438            553
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.107        $13.202        $16.191        $14.633        $10.903
  Accumulation Unit Value at
   end of period                  $17.696        $15.107        $13.202        $16.191        $14.633
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              8              2              2              -
COLUMBIA VARIABLE PORTFOLIO -
 MID CAP GROWTH OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.151              -              -              -              -
  Accumulation Unit Value at
   end of period                  $12.065              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     132              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.148              -              -              -              -
  Accumulation Unit Value at
   end of period                  $12.046              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.147              -              -              -              -
  Accumulation Unit Value at
   end of period                  $12.037              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.147              -              -              -              -
  Accumulation Unit Value at
   end of period                  $12.032              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     225              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.145              -              -              -              -
  Accumulation Unit Value at
   end of period                  $12.018              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     235              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.050         $1.751         $1.453         $1.242         $1.120
  Accumulation Unit Value at
   end of period                   $1.033         $2.050         $1.751         $1.453         $1.242
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,620          7,023          7,569          8,611          6,613
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $2.033         $1.739         $1.445         $1.237         $1.086
  Accumulation Unit Value at
   end of period                   $1.023         $2.033         $1.739         $1.445         $1.237
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     245            413            706            709            746
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.020         $1.730         $1.440         $1.235         $1.116
  Accumulation Unit Value at
   end of period                   $1.015         $2.020         $1.730         $1.440         $1.235
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     731            874            993          1,050            855
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
COLUMBIA VARIABLE PORTFOLIO -
 MID CAP GROWTH OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.145              -              -              -              -
  Accumulation Unit Value at
   end of period                  $12.018              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     235              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.144              -              -              -              -
  Accumulation Unit Value at
   end of period                  $12.004              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.143              -              -              -              -
  Accumulation Unit Value at
   end of period                  $11.994              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     139              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.142              -              -              -              -
  Accumulation Unit Value at
   end of period                  $11.990              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      30              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.139              -              -              -              -
  Accumulation Unit Value at
   end of period                  $11.966              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15              -              -              -              -
COLUMBIA VARIABLE PORTFOLIO -
 SMALL COMPANY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.257         $1.141         $1.229         $0.974         $0.788
  Accumulation Unit Value at
   end of period                   $1.736         $1.257         $1.141         $1.229         $0.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     543            637            760          1,340          1,613
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.228         $1.117         $1.205         $0.957         $0.776
  Accumulation Unit Value at
   end of period                   $1.692         $1.228         $1.117         $1.205         $0.957
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      69            138            152            189            298
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.212         $1.104         $1.193         $0.948         $0.770
  Accumulation Unit Value at
   end of period                   $1.669         $1.212         $1.104         $1.193         $0.948
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20             33             47             69             97
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.206         $1.099         $1.188         $0.945         $0.767
  Accumulation Unit Value at
   end of period                   $1.660         $1.206         $1.099         $1.188         $0.945
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,063          1,363          1,704          2,096          2,752
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.188         $1.084         $1.173         $0.934         $0.760
  Accumulation Unit Value at
   end of period                   $1.632         $1.188         $1.084         $1.173         $0.934
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,018          1,593          1,969          2,733          3,683

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
COLUMBIA VARIABLE PORTFOLIO -
 SMALL COMPANY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.355         $1.215         $1.284              -              -
  Accumulation Unit Value at
   end of period                   $0.788         $1.355         $1.215              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,073          2,502          3,092              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.337         $1.201         $1.272              -              -
  Accumulation Unit Value at
   end of period                   $0.776         $1.337         $1.201              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     477            580            681              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.327         $1.193         $1.264              -              -
  Accumulation Unit Value at
   end of period                   $0.770         $1.327         $1.193              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     150            277            316              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.324         $1.191         $1.262              -              -
  Accumulation Unit Value at
   end of period                   $0.767         $1.324         $1.191              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,456          5,372          7,558              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.313         $1.183         $1.255              -              -
  Accumulation Unit Value at
   end of period                   $0.760         $1.313         $1.183              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,233          5,193          5,246              -              -

82

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.188         $1.084         $1.173         $0.934         $0.760
  Accumulation Unit Value at end of
   period                                 $1.632         $1.188         $1.084         $1.173         $0.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,018          1,593          1,969          2,733          3,683
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.169         $1.068         $1.158         $0.923         $0.752
  Accumulation Unit Value at end of
   period                                 $1.604         $1.169         $1.068         $1.158         $0.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             54             66             91            101
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.294        $14.908        $16.175        $12.912        $10.531
  Accumulation Unit Value at end of
   period                                $22.335        $16.294        $14.908        $16.175        $12.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             48             39             21              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.153         $1.055         $1.146         $0.915         $0.747
  Accumulation Unit Value at end of
   period                                 $1.579         $1.153         $1.055         $1.146         $0.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            127            203            264            321
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.095        $14.770        $16.074        $12.870        $10.528
  Accumulation Unit Value at end of
   period                                $21.996        $16.095        $14.770        $16.074        $12.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              1              2              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.174         $1.068         $1.070         $0.973         $0.761
  Accumulation Unit Value at end of
   period                                 $1.395         $1.174         $1.068         $1.070         $0.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,985          2,561          3,121          3,559          4,175
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.147         $1.046         $1.049         $0.956         $0.750
  Accumulation Unit Value at end of
   period                                 $1.360         $1.147         $1.046         $1.049         $0.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                395            402            497            542            558
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.132         $1.034         $1.038         $0.947         $0.743
  Accumulation Unit Value at end of
   period                                 $1.342         $1.132         $1.034         $1.038         $0.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             52             52             52             54
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.127         $1.029         $1.034         $0.943         $0.741
  Accumulation Unit Value at end of
   period                                 $1.334         $1.127         $1.029         $1.034         $0.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,111          1,436          1,869          2,342          2,867
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.109         $1.015         $1.021         $0.933         $0.734
  Accumulation Unit Value at end of
   period                                 $1.312         $1.109         $1.015         $1.021         $0.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,033          2,499          3,180          4,128          4,991

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.313         $1.183         $1.255              -              -
  Accumulation Unit Value at end of
   period                                 $0.760         $1.313         $1.183              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,233          5,193          5,246              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.302         $1.175         $1.247              -              -
  Accumulation Unit Value at end of
   period                                 $0.752         $1.302         $1.175              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            190            375              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.294         $1.169         $1.243              -              -
  Accumulation Unit Value at end of
   period                                 $0.747         $1.294         $1.169              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                368            425            444              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.135         $1.086         $1.000         $0.951         $0.935
  Accumulation Unit Value at end of
   period                                 $0.761         $1.135         $1.086         $1.000         $0.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,037          6,474          7,615          9,268         11,538
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.120         $1.074         $0.991         $0.944         $0.906
  Accumulation Unit Value at end of
   period                                 $0.750         $1.120         $1.074         $0.991         $0.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                607            773            819          1,029          2,174
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.112         $1.066         $0.985         $0.940         $0.926
  Accumulation Unit Value at end of
   period                                 $0.743         $1.112         $1.066         $0.985         $0.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67            176            196            205            212
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.109         $1.064         $0.984         $0.939         $0.926
  Accumulation Unit Value at end of
   period                                 $0.741         $1.109         $1.064         $0.984         $0.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,925          6,290          8,826         10,705         12,975
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.100         $1.057         $0.979         $0.935         $0.899
  Accumulation Unit Value at end of
   period                                 $0.734         $1.100         $1.057         $0.979         $0.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,306          8,198          8,923          9,960          9,308

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.109         $1.015         $1.021         $0.933         $0.734
  Accumulation Unit Value at end of
   period                                 $1.312         $1.109         $1.015         $1.021         $0.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,033          2,499          3,180          4,128          4,991
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.092         $1.000         $1.008         $0.922         $0.727
  Accumulation Unit Value at end of
   period                                 $1.289         $1.092         $1.000         $1.008         $0.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            284            335            327            357
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.496        $14.211        $14.334        $13.132        $10.355
  Accumulation Unit Value at end of
   period                                $18.279        $15.496        $14.211        $14.334        $13.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             38             33             17              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.077         $0.988         $0.997         $0.914         $0.721
  Accumulation Unit Value at end of
   period                                 $1.269         $1.077         $0.988         $0.997         $0.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                319            364            903            951          1,239
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.306        $14.080        $14.244        $13.089        $10.352
  Accumulation Unit Value at end of
   period                                $18.001        $15.306        $14.080        $14.244        $13.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             26              -              -              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.478         $1.273         $1.465         $1.283         $0.898
  Accumulation Unit Value at end of
   period                                 $2.015         $1.478         $1.273         $1.465         $1.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,300          2,862          3,388          4,344          5,229
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.444         $1.246         $1.437         $1.261         $0.884
  Accumulation Unit Value at end of
   period                                 $1.965         $1.444         $1.246         $1.437         $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                244            267            408            531            582
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.425         $1.232         $1.422         $1.248         $0.877
  Accumulation Unit Value at end of
   period                                 $1.938         $1.425         $1.232         $1.422         $1.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138            162            169            146            147
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.418         $1.227         $1.417         $1.244         $0.874
  Accumulation Unit Value at end of
   period                                 $1.928         $1.418         $1.227         $1.417         $1.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,928          2,559          3,316          4,511          5,483
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.397         $1.209         $1.399         $1.231         $0.866
  Accumulation Unit Value at end of
   period                                 $1.895         $1.397         $1.209         $1.399         $1.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,528          4,871          5,906          8,055          9,495

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.100         $1.057         $0.979         $0.935         $0.927
  Accumulation Unit Value at end of
   period                                 $0.734         $1.100         $1.057         $0.979         $0.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,306          8,198          8,923          9,960          9,308
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.091         $1.050         $0.973         $0.932         $0.922
  Accumulation Unit Value at end of
   period                                 $0.727         $1.091         $1.050         $0.973         $0.932
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                349            415            491            543            645
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.084         $1.045         $0.970         $0.930         $0.924
  Accumulation Unit Value at end of
   period                                 $0.721         $1.084         $1.045         $0.970         $0.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,317          1,494          1,610          1,670          1,252
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.683         $1.469         $1.284         $1.133         $0.968
  Accumulation Unit Value at end of
   period                                 $0.898         $1.683         $1.469         $1.284         $1.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,303          8,106          9,697         12,057         14,231
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.661         $1.452         $1.272         $1.125         $1.016
  Accumulation Unit Value at end of
   period                                 $0.884         $1.661         $1.452         $1.272         $1.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                663            982          1,333          1,539          1,671
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.648         $1.443         $1.265         $1.120         $0.960
  Accumulation Unit Value at end of
   period                                 $0.877         $1.648         $1.443         $1.265         $1.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            421            436            557            574
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.644         $1.440         $1.264         $1.119         $0.959
  Accumulation Unit Value at end of
   period                                 $0.874         $1.644         $1.440         $1.264         $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,628         11,104         15,572         18,683         20,990
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.631         $1.431         $1.257         $1.115         $1.007
  Accumulation Unit Value at end of
   period                                 $0.866         $1.631         $1.431         $1.257         $1.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,925         14,691         15,011         16,749         15,666

84

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.397         $1.209         $1.399         $1.231         $0.866
  Accumulation Unit Value at end of
   period                                 $1.895         $1.397         $1.209         $1.399         $1.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,528          4,871          5,906          8,055          9,495
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.374         $1.192         $1.381         $1.216         $0.857
  Accumulation Unit Value at end of
   period                                 $1.862         $1.374         $1.192         $1.381         $1.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                128            196            292            333            407
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.671        $14.473        $16.784        $14.800        $10.438
  Accumulation Unit Value at end of
   period                                $22.567        $16.671        $14.473        $16.784        $14.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144             77             68             21              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.355         $1.177         $1.366         $1.205         $0.850
  Accumulation Unit Value at end of
   period                                 $1.834         $1.355         $1.177         $1.366         $1.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                388            449            671            783          1,180
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.467        $14.339        $16.678        $14.751        $10.435
  Accumulation Unit Value at end of
   period                                $22.224        $16.467        $14.339        $16.678        $14.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11              5              4              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.414         $1.270         $1.278         $1.151         $0.941
  Accumulation Unit Value at end of
   period                                 $1.830         $1.414         $1.270         $1.278         $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,128          2,691          3,278          4,072          4,753
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.382         $1.243         $1.253         $1.131         $0.927
  Accumulation Unit Value at end of
   period                                 $1.784         $1.382         $1.243         $1.253         $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                119            142            252            398            585
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.364         $1.228         $1.240         $1.120         $0.919
  Accumulation Unit Value at end of
   period                                 $1.759         $1.364         $1.228         $1.240         $1.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                249            263            278            308            307
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.358         $1.223         $1.235         $1.116         $0.916
  Accumulation Unit Value at end of
   period                                 $1.750         $1.358         $1.223         $1.235         $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,113          2,670          3,971          4,949          5,845
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.337         $1.206         $1.220         $1.104         $0.907
  Accumulation Unit Value at end of
   period                                 $1.720         $1.337         $1.206         $1.220         $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,771          3,959          4,807          6,565          8,178

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.631         $1.431         $1.257         $1.115         $0.971
  Accumulation Unit Value at end of
   period                                 $0.866         $1.631         $1.431         $1.257         $1.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,925         14,691         15,011         16,749         15,666
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.617         $1.421         $1.250         $1.110         $0.955
  Accumulation Unit Value at end of
   period                                 $0.857         $1.617         $1.421         $1.250         $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                476            704            914            994          1,049
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.607         $1.414         $1.246         $1.108         $0.968
  Accumulation Unit Value at end of
   period                                 $0.850         $1.607         $1.414         $1.246         $1.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,290          1,613          1,764          1,817          1,657
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.420         $1.338         $1.133         $1.091         $0.989
  Accumulation Unit Value at end of
   period                                 $0.941         $1.420         $1.338         $1.133         $1.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,099          7,504          8,549          9,780         10,159
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.402         $1.323         $1.123         $1.083         $1.008
  Accumulation Unit Value at end of
   period                                 $0.927         $1.402         $1.323         $1.123         $1.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                602            879          1,088          1,237          1,039
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.391         $1.314         $1.117         $1.078         $0.980
  Accumulation Unit Value at end of
   period                                 $0.919         $1.391         $1.314         $1.117         $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                555            728            792            843            662
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.388         $1.312         $1.115         $1.077         $0.980
  Accumulation Unit Value at end of
   period                                 $0.916         $1.388         $1.312         $1.115         $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,395         11,775         15,942         18,449         19,930
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.376         $1.303         $1.109         $1.073         $1.000
  Accumulation Unit Value at end of
   period                                 $0.907         $1.376         $1.303         $1.109         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,423         14,276         14,494         15,686         11,807

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.337         $1.206         $1.220         $1.104         $0.907
  Accumulation Unit Value at end of
   period                                 $1.720         $1.337         $1.206         $1.220         $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,771          3,959          4,807          6,565          8,178
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.315         $1.188         $1.204         $1.091         $0.898
  Accumulation Unit Value at end of
   period                                 $1.691         $1.315         $1.188         $1.204         $1.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                132            185            238            282            362
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.075        $13.634        $13.825        $12.545        $10.338
  Accumulation Unit Value at end of
   period                                $19.356        $15.075        $13.634        $13.825        $12.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                139             93             84             31              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.297         $1.174         $1.191         $1.081         $0.891
  Accumulation Unit Value at end of
   period                                 $1.665         $1.297         $1.174         $1.191         $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                341            368            587            796          1,109
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.891        $13.508        $13.739        $12.504        $10.335
  Accumulation Unit Value at end of
   period                                $19.062        $14.891        $13.508        $13.739        $12.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             15              9              6              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.046         $8.652         $9.726         $8.548         $6.132
  Accumulation Unit Value at end of
   period                                $12.706        $10.046         $8.652         $9.726         $8.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              4              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.949         $8.586         $9.671         $8.517         $6.122
  Accumulation Unit Value at end of
   period                                $12.558         $9.949         $8.586         $9.671         $8.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.901         $8.553         $9.643         $8.501         $6.117
  Accumulation Unit Value at end of
   period                                $12.485         $9.901         $8.553         $9.643         $8.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.877         $8.537         $9.630         $8.493         $6.114
  Accumulation Unit Value at end of
   period                                $12.449         $9.877         $8.537         $9.630         $8.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              1              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.806         $8.488         $9.589         $8.470         $6.107
  Accumulation Unit Value at end of
   period                                $12.340         $9.806         $8.488         $9.589         $8.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              8              8              9              6

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.376         $1.303         $1.109         $1.073         $0.979
  Accumulation Unit Value at end of
   period                                 $0.907         $1.376         $1.303         $1.109         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,423         14,276         14,494         15,686         11,807
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.365         $1.294         $1.103         $1.069         $0.976
  Accumulation Unit Value at end of
   period                                 $0.898         $1.365         $1.294         $1.103         $1.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                530            559            863            902            917
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.356         $1.288         $1.100         $1.067         $0.976
  Accumulation Unit Value at end of
   period                                 $0.891         $1.356         $1.288         $1.100         $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,377          1,806          1,811          1,801          1,102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.472              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.132              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.468              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.122              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.466              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.117              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.466              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.114              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.463              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.107              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

86

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.806         $8.488         $9.589         $8.470         $6.107
  Accumulation Unit Value at end of
   period                                $12.340         $9.806         $8.488         $9.589         $8.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              8              8              9              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.735         $8.439         $9.548         $8.447         $6.099
  Accumulation Unit Value at end of
   period                                $12.233         $9.735         $8.439         $9.548         $8.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              1              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.653        $14.451        $16.366        $14.493        $10.475
  Accumulation Unit Value at end of
   period                                $20.905        $16.653        $14.451        $16.366        $14.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.664         $8.390         $9.507         $8.423         $6.091
  Accumulation Unit Value at end of
   period                                $12.126         $9.664         $8.390         $9.507         $8.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.449        $14.317        $16.264        $14.445        $10.472
  Accumulation Unit Value at end of
   period                                $20.588        $16.449        $14.317        $16.264        $14.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.231        $11.439        $12.800        $11.101        $10.078
  Accumulation Unit Value at end of
   period                                $18.947        $14.231        $11.439        $12.800        $11.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.680         $1.353         $1.517         $1.318         $1.039
  Accumulation Unit Value at end of
   period                                 $2.232         $1.680         $1.353         $1.517         $1.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              -              -             13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.089        $11.359        $12.749        $11.090        $10.075
  Accumulation Unit Value at end of
   period                                $18.702        $14.089        $11.359        $12.749        $11.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.654         $1.334         $1.498         $1.304         $1.029
  Accumulation Unit Value at end of
   period                                 $2.194         $1.654         $1.334         $1.498         $1.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             18              -             34             44
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.995        $11.306        $12.715        $11.083        $10.073
  Accumulation Unit Value at end of
   period                                $18.541        $13.995        $11.306        $12.715        $11.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5              2              2              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.463              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.107              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.460              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.099              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.458              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.091              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.995        $11.306        $12.715        $11.083        $10.073
  Accumulation Unit Value at end of
   period                                $18.541        $13.995        $11.306        $12.715        $11.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5              2              2              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.735        $13.539        $15.249        $13.312        $10.541
  Accumulation Unit Value at end of
   period                                $22.137        $16.735        $13.539        $15.249        $13.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.879        $11.240        $12.672        $11.073        $10.071
  Accumulation Unit Value at end of
   period                                $18.341        $13.879        $11.240        $12.672        $11.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.633        $13.477        $15.202        $13.290        $10.540
  Accumulation Unit Value at end of
   period                                $21.969        $16.633        $13.477        $15.202        $13.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.741        $11.161        $12.621        $11.062        $10.068
  Accumulation Unit Value at end of
   period                                $18.103        $13.741        $11.161        $12.621        $11.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.489         $1.263         $1.497         $1.333         $1.019
  Accumulation Unit Value at end of
   period                                 $1.775         $1.489         $1.263         $1.497         $1.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                273            405            477            487            513
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.454         $1.236         $1.468         $1.310         $1.003
  Accumulation Unit Value at end of
   period                                 $1.731         $1.454         $1.236         $1.468         $1.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             37             72             85             92
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.436         $1.222         $1.453         $1.298         $0.994
  Accumulation Unit Value at end of
   period                                 $1.707         $1.436         $1.222         $1.453         $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              6             11             10             10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.429         $1.217         $1.447         $1.293         $0.992
  Accumulation Unit Value at end of
   period                                 $1.698         $1.429         $1.217         $1.447         $1.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                242            383            517            621            721
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.407         $1.200         $1.429         $1.279         $0.982
  Accumulation Unit Value at end of
   period                                 $1.669         $1.407         $1.200         $1.429         $1.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                424            681            804          1,102          1,111

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.799         $1.439         $1.179         $1.049         $0.906
  Accumulation Unit Value at end of
   period                                 $1.019         $1.799         $1.439         $1.179         $1.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                752            992            903            946          1,065
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.775         $1.423         $1.168         $1.041         $0.952
  Accumulation Unit Value at end of
   period                                 $1.003         $1.775         $1.423         $1.168         $1.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                249            223            310            282            284
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.761         $1.414         $1.162         $1.037         $0.898
  Accumulation Unit Value at end of
   period                                 $0.994         $1.761         $1.414         $1.162         $1.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             20             20             12              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.757         $1.411         $1.160         $1.036         $0.897
  Accumulation Unit Value at end of
   period                                 $0.992         $1.757         $1.411         $1.160         $1.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,001          1,796          2,587          2,938          2,455
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.743         $1.402         $1.154         $1.032         $0.944
  Accumulation Unit Value at end of
   period                                 $0.982         $1.743         $1.402         $1.154         $1.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,493          1,686          1,595          1,646            883

88

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.407         $1.200         $1.429         $1.279         $0.982
  Accumulation Unit Value at end of
   period                                 $1.669         $1.407         $1.200         $1.429         $1.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                424            681            804          1,102          1,111
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.385         $1.182         $1.411         $1.264         $0.972
  Accumulation Unit Value at end of
   period                                 $1.640         $1.385         $1.182         $1.411         $1.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             36             65             68             80
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.165        $12.962        $15.481        $13.891        $10.693
  Accumulation Unit Value at end of
   period                                $17.947        $15.165        $12.962        $15.481        $13.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28              8              5              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.365         $1.168         $1.395         $1.253         $0.965
  Accumulation Unit Value at end of
   period                                 $1.615         $1.365         $1.168         $1.395         $1.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             19             55             57             88
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.980        $12.843        $15.384        $13.846        $10.690
  Accumulation Unit Value at end of
   period                                $17.675        $14.980        $12.843        $15.384        $13.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.471        $10.993        $12.259        $10.265              -
  Accumulation Unit Value at end of
   period                                $17.795        $13.471        $10.993        $12.259              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              1              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.838         $1.503         $1.680         $1.408              -
  Accumulation Unit Value at end of
   period                                 $2.424         $1.838         $1.503         $1.680              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             36             36             39              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.369        $10.943        $12.240        $10.262              -
  Accumulation Unit Value at end of
   period                                $17.608        $13.369        $10.943        $12.240              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.809         $1.482         $1.658         $1.391              -
  Accumulation Unit Value at end of
   period                                 $2.382         $1.809         $1.482         $1.658              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             22             55             48              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.302        $10.910        $12.227        $10.260              -
  Accumulation Unit Value at end of
   period                                $17.485        $13.302        $10.910        $12.227              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              5              8              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.743         $1.402         $1.154         $1.032         $0.905
  Accumulation Unit Value at end of
   period                                 $0.982         $1.743         $1.402         $1.154         $1.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,493          1,686          1,595          1,646            883
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.728         $1.392         $1.148         $1.028         $0.893
  Accumulation Unit Value at end of
   period                                 $0.972         $1.728         $1.392         $1.148         $1.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            127            109            230            109
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.717         $1.385         $1.144         $1.026         $0.902
  Accumulation Unit Value at end of
   period                                 $0.965         $1.717         $1.385         $1.144         $1.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83            279            414            680            224
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.302        $10.910        $12.227        $10.260              -
  Accumulation Unit Value at end of
   period                                $17.485        $13.302        $10.910        $12.227              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              5              8              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.372        $16.733        $18.782        $15.770              -
  Accumulation Unit Value at end of
   period                                $26.738        $20.372        $16.733        $18.782              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.218        $10.868        $12.211        $10.257              -
  Accumulation Unit Value at end of
   period                                $17.331        $13.218        $10.868        $12.211              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              5              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.247        $16.656        $18.723        $15.730              -
  Accumulation Unit Value at end of
   period                                $26.534        $20.247        $16.656        $18.723              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.119        $10.819        $12.192        $10.254              -
  Accumulation Unit Value at end of
   period                                $17.149        $13.119        $10.819        $12.192              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.558         $1.374         $1.450         $1.191         $0.939
  Accumulation Unit Value at end of
   period                                 $2.205         $1.558         $1.374         $1.450         $1.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                187            277            337            448            525
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.522         $1.345         $1.422         $1.171         $0.925
  Accumulation Unit Value at end of
   period                                 $2.150         $1.522         $1.345         $1.422         $1.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             16             64             64             73
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.503         $1.329         $1.407         $1.159         $0.917
  Accumulation Unit Value at end of
   period                                 $2.121         $1.503         $1.329         $1.407         $1.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             31             35             36             38
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.496         $1.324         $1.402         $1.155         $0.914
  Accumulation Unit Value at end of
   period                                 $2.110         $1.496         $1.324         $1.402         $1.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                234            364            483            588            748
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.473         $1.305         $1.384         $1.143         $0.905
  Accumulation Unit Value at end of
   period                                 $2.074         $1.473         $1.305         $1.384         $1.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                257            377            439            618            748

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.612         $1.439         $1.282         $1.080         $0.982
  Accumulation Unit Value at end of
   period                                 $0.939         $1.612         $1.439         $1.282         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                644            968          1,069          1,325          1,590
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.590         $1.422         $1.270         $1.072         $0.976
  Accumulation Unit Value at end of
   period                                 $0.925         $1.590         $1.422         $1.270         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             76            154            169            228
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.578         $1.413         $1.263         $1.067         $0.973
  Accumulation Unit Value at end of
   period                                 $0.917         $1.578         $1.413         $1.263         $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103            157            158            225            234
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.574         $1.410         $1.261         $1.067         $0.973
  Accumulation Unit Value at end of
   period                                 $0.914         $1.574         $1.410         $1.261         $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                943          1,601          1,950          2,332          2,748
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.562         $1.401         $1.255         $1.063         $0.968
  Accumulation Unit Value at end of
   period                                 $0.905         $1.562         $1.401         $1.255         $1.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                902          1,132          1,161          1,347          1,438

90

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.473         $1.305         $1.384         $1.143         $0.905
  Accumulation Unit Value at end of
   period                                 $2.074         $1.473         $1.305         $1.384         $1.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                257            377            439            618            748
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.449         $1.286         $1.366         $1.130         $0.896
  Accumulation Unit Value at end of
   period                                 $2.038         $1.449         $1.286         $1.366         $1.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             16             36             43             57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.831        $14.953        $15.901        $13.158        $10.453
  Accumulation Unit Value at end of
   period                                $23.646        $16.831        $14.953        $15.901        $13.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             10              9              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.429         $1.270         $1.352         $1.119         $0.889
  Accumulation Unit Value at end of
   period                                 $2.007         $1.429         $1.270         $1.352         $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             34             92            118            134
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.625        $14.815        $15.801        $13.115        $10.449
  Accumulation Unit Value at end of
   period                                $23.287        $16.625        $14.815        $15.801        $13.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.650        $10.252        $10.572         $8.566         $5.907
  Accumulation Unit Value at end of
   period                                $15.701        $11.650        $10.252        $10.572         $8.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.539        $10.175        $10.514         $8.536         $5.898
  Accumulation Unit Value at end of
   period                                $15.521        $11.539        $10.175        $10.514         $8.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              5              6              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.485        $10.137        $10.485         $8.521         $5.893
  Accumulation Unit Value at end of
   period                                $15.432        $11.485        $10.137        $10.485         $8.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.457        $10.118        $10.470         $8.514         $5.891
  Accumulation Unit Value at end of
   period                                $15.387        $11.457        $10.118        $10.470         $8.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              3              5             13             15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.376        $10.061        $10.427         $8.491         $5.885
  Accumulation Unit Value at end of
   period                                $15.255        $11.376        $10.061        $10.427         $8.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              6              8             14              7

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.562         $1.401         $1.255         $1.063         $1.008
  Accumulation Unit Value at end of
   period                                 $0.905         $1.562         $1.401         $1.255         $1.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                902          1,132          1,161          1,347          1,438
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.548         $1.391         $1.248         $1.058         $0.968
  Accumulation Unit Value at end of
   period                                 $0.896         $1.548         $1.391         $1.248         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83            169            231            247            275
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.539         $1.385         $1.244         $1.056         $1.005
  Accumulation Unit Value at end of
   period                                 $0.889         $1.539         $1.385         $1.244         $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                195            295            333            331            373
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.576              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $5.907              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.574              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $5.898              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.573              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $5.893              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.572              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $5.891              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.571              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $5.885              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.376        $10.061        $10.427         $8.491         $5.885
  Accumulation Unit Value at end of
   period                                $15.255        $11.376        $10.061        $10.427         $8.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              6              8             14              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.295        $10.005        $10.384         $8.469         $5.878
  Accumulation Unit Value at end of
   period                                $15.124        $11.295        $10.005        $10.384         $8.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.727        $17.490        $18.172        $14.836        $10.307
  Accumulation Unit Value at end of
   period                                $26.388        $19.727        $17.490        $18.172        $14.836
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              3              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.215         $9.948        $10.341         $8.447         $5.871
  Accumulation Unit Value at end of
   period                                $14.994        $11.215         $9.948        $10.341         $8.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.486        $17.329        $18.059        $14.787        $10.304
  Accumulation Unit Value at end of
   period                                $25.988        $19.486        $17.329        $18.059        $14.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.004         $0.895         $0.922         $0.819         $0.590
  Accumulation Unit Value at end of
   period                                 $1.302         $1.004         $0.895         $0.922         $0.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,024          1,209          1,480          1,899          2,266
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.980         $0.876         $0.905         $0.805         $0.581
  Accumulation Unit Value at end of
   period                                 $1.269         $0.980         $0.876         $0.905         $0.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                215            309            423            452            469
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.968         $0.866         $0.895         $0.797         $0.576
  Accumulation Unit Value at end of
   period                                 $1.252         $0.968         $0.866         $0.895         $0.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             52             59             72             73
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.963         $0.862         $0.892         $0.795         $0.575
  Accumulation Unit Value at end of
   period                                 $1.245         $0.963         $0.862         $0.892         $0.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                941          1,177          1,539          2,052          2,812
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.949         $0.850         $0.881         $0.786         $0.569
  Accumulation Unit Value at end of
   period                                 $1.224         $0.949         $0.850         $0.881         $0.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,098          2,813          4,506          5,089          6,230

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.571              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $5.885              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.570              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $5.878              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.568              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $5.871              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.058         $1.019         $0.906         $0.843         $0.825
  Accumulation Unit Value at end of
   period                                 $0.590         $1.058         $1.019         $0.906         $0.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,944          3,784          4,652          5,283          5,548
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.044         $1.008         $0.898         $0.837         $0.788
  Accumulation Unit Value at end of
   period                                 $0.581         $1.044         $1.008         $0.898         $0.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                611          1,133          1,449          1,571            999
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.036         $1.001         $0.893         $0.833         $0.818
  Accumulation Unit Value at end of
   period                                 $0.576         $1.036         $1.001         $0.893         $0.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                427            597            609            612            505
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.034         $0.999         $0.892         $0.832         $0.818
  Accumulation Unit Value at end of
   period                                 $0.575         $1.034         $0.999         $0.892         $0.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,496          5,203          7,072          8,636          9,519
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.026         $0.993         $0.887         $0.829         $0.781
  Accumulation Unit Value at end of
   period                                 $0.569         $1.026         $0.993         $0.887         $0.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,190          8,241          8,592          9,308          6,905

92

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.949         $0.850         $0.881         $0.786         $0.569
  Accumulation Unit Value at end of
   period                                 $1.224         $0.949         $0.850         $0.881         $0.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,098          2,813          4,506          5,089          6,230
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.933         $0.838         $0.869         $0.777         $0.563
  Accumulation Unit Value at end of
   period                                 $1.203         $0.933         $0.838         $0.869         $0.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             62             94             97            112
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.042        $15.307        $15.900        $14.229        $10.328
  Accumulation Unit Value at end of
   period                                $21.938        $17.042        $15.307        $15.900        $14.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             39             28             24             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.921         $0.827         $0.860         $0.770         $0.559
  Accumulation Unit Value at end of
   period                                 $1.184         $0.921         $0.827         $0.860         $0.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                320            351            465            486            714
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.834        $15.165        $15.800        $14.182        $10.325
  Accumulation Unit Value at end of
   period                                $21.606        $16.834        $15.165        $15.800        $14.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              -              -              -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.539         $1.460         $1.391         $1.319         $1.170
  Accumulation Unit Value at end of
   period                                 $1.488         $1.539         $1.460         $1.391         $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,149          4,534          5,051          5,316          5,886
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.504         $1.429         $1.365         $1.297         $1.152
  Accumulation Unit Value at end of
   period                                 $1.451         $1.504         $1.429         $1.365         $1.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                343            364            555            624            809
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.485         $1.412         $1.350         $1.284         $1.142
  Accumulation Unit Value at end of
   period                                 $1.432         $1.485         $1.412         $1.350         $1.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                447            451            465            525            595
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.478         $1.406         $1.345         $1.280         $1.139
  Accumulation Unit Value at end of
   period                                 $1.424         $1.478         $1.406         $1.345         $1.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,004          6,431          8,394          9,719         12,143
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.455         $1.387         $1.328         $1.266         $1.128
  Accumulation Unit Value at end of
   period                                 $1.400         $1.455         $1.387         $1.328         $1.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,069          8,198          9,600         12,555         15,345

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.026         $0.993         $0.887         $0.829         $0.818
  Accumulation Unit Value at end of
   period                                 $0.569         $1.026         $0.993         $0.887         $0.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,190          8,241          8,592          9,308          6,905
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.017         $0.986         $0.882         $0.826         $0.814
  Accumulation Unit Value at end of
   period                                 $0.563         $1.017         $0.986         $0.882         $0.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                134            223            239            258            286
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.011         $0.981         $0.879         $0.824         $0.816
  Accumulation Unit Value at end of
   period                                 $0.559         $1.011         $0.981         $0.879         $0.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                958            970          1,119          1,136            716
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.291         $1.258         $1.224         $1.218         $1.187
  Accumulation Unit Value at end of
   period                                 $1.170         $1.291         $1.258         $1.224         $1.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,830          9,670         11,196         12,700         14,105
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.274         $1.244         $1.213         $1.209         $1.206
  Accumulation Unit Value at end of
   period                                 $1.152         $1.274         $1.244         $1.213         $1.209
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,839          1,606          1,626          1,844          1,308
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.265         $1.236         $1.206         $1.204         $1.177
  Accumulation Unit Value at end of
   period                                 $1.142         $1.265         $1.236         $1.206         $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                749          1,111          1,070          1,152            887
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.262         $1.233         $1.204         $1.203         $1.176
  Accumulation Unit Value at end of
   period                                 $1.139         $1.262         $1.233         $1.204         $1.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,121         20,660         25,705         28,891         30,646
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.251         $1.225         $1.198         $1.198         $1.195
  Accumulation Unit Value at end of
   period                                 $1.128         $1.251         $1.225         $1.198         $1.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,177         24,990         23,897         24,231         18,802

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.455         $1.387         $1.328         $1.266         $1.128
  Accumulation Unit Value at end of
   period                                 $1.400         $1.455         $1.387         $1.328         $1.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,069          8,198          9,600         12,555         15,345
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.432         $1.367         $1.311         $1.251         $1.117
  Accumulation Unit Value at end of
   period                                 $1.375         $1.432         $1.367         $1.311         $1.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                225            221            317            382            438
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.095        $12.510        $12.013        $11.479        $10.253
  Accumulation Unit Value at end of
   period                                $12.566        $13.095        $12.510        $12.013        $11.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                282            226            184            115             37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.412         $1.350         $1.297         $1.240         $1.108
  Accumulation Unit Value at end of
   period                                 $1.355         $1.412         $1.350         $1.297         $1.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                570            686            975          1,330          1,910
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.935        $12.394        $11.937        $11.441        $10.250
  Accumulation Unit Value at end of
   period                                $12.375        $12.935        $12.394        $11.937        $11.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             36             11              7              -
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.979         $0.996         $1.013         $1.030         $1.047
  Accumulation Unit Value at end of
   period                                 $0.962         $0.979         $0.996         $1.013         $1.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,025          1,353          1,649          2,384          3,260
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.956         $0.975         $0.993         $1.013         $1.031
  Accumulation Unit Value at end of
   period                                 $0.937         $0.956         $0.975         $0.993         $1.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                240            268            359            485            704
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.944         $0.963         $0.983         $1.003         $1.023
  Accumulation Unit Value at end of
   period                                 $0.925         $0.944         $0.963         $0.983         $1.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             82             98            135            171
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.940         $0.959         $0.979         $1.000         $1.020
  Accumulation Unit Value at end of
   period                                 $0.920         $0.940         $0.959         $0.979         $1.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,396          2,941          3,172          3,375          5,101
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.925         $0.946         $0.967         $0.988         $1.010
  Accumulation Unit Value at end of
   period                                 $0.904         $0.925         $0.946         $0.967         $0.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,151          2,693          3,392          5,393          5,697

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.251         $1.225         $1.198         $1.198         $1.182
  Accumulation Unit Value at end of
   period                                 $1.128         $1.251         $1.225         $1.198         $1.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,177         24,990         23,897         24,231         18,802
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.241         $1.217         $1.191         $1.194         $1.171
  Accumulation Unit Value at end of
   period                                 $1.117         $1.241         $1.217         $1.191         $1.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                782          1,053          1,277          1,206          1,423
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.233         $1.211         $1.187         $1.191         $1.178
  Accumulation Unit Value at end of
   period                                 $1.108         $1.233         $1.211         $1.187         $1.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,066          2,885          2,509          2,632          1,540
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.046         $1.016         $0.990         $0.981         $0.991
  Accumulation Unit Value at end of
   period                                 $1.047         $1.046         $1.016         $0.990         $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,132          4,106          5,612          6,182          4,295
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.032         $1.005         $0.980         $0.974         $0.975
  Accumulation Unit Value at end of
   period                                 $1.031         $1.032         $1.005         $0.980         $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,176          1,219          1,210          1,233            630
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.024         $0.998         $0.975         $0.969         $0.982
  Accumulation Unit Value at end of
   period                                 $1.023         $1.024         $0.998         $0.975         $0.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                460            340            371            623            337
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.022         $0.996         $0.973         $0.969         $0.982
  Accumulation Unit Value at end of
   period                                 $1.020         $1.022         $0.996         $0.973         $0.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,273          6,619          7,699          9,578          9,501
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.013         $0.989         $0.968         $0.965         $0.966
  Accumulation Unit Value at end of
   period                                 $1.010         $1.013         $0.989         $0.968         $0.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,337          8,799          9,103          5,435          4,737

94

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.925         $0.946         $0.967         $0.988         $1.010
  Accumulation Unit Value at end of
   period                                 $0.904         $0.925         $0.946         $0.967         $0.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,151          2,693          3,392          5,393          5,697
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.911         $0.932         $0.954         $0.977         $1.000
  Accumulation Unit Value at end of
   period                                 $0.889         $0.911         $0.932         $0.954         $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             80            132            181            223
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.052         $9.276         $9.507         $9.742         $9.979
  Accumulation Unit Value at end of
   period                                 $8.824         $9.052         $9.276         $9.507         $9.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             53             48             22              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.898         $0.921         $0.944         $0.968         $0.992
  Accumulation Unit Value at end of
   period                                 $0.875         $0.898         $0.921         $0.944         $0.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                242            261            333            492            862
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.941         $9.191         $9.447         $9.710         $9.976
  Accumulation Unit Value at end of
   period                                 $8.690         $8.941         $9.191         $9.447         $9.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              6              6              6              -
INVESCO V.I. AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.284        $10.597              -              -              -
  Accumulation Unit Value at end of
   period                                $14.169        $10.284              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            301              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.247        $10.573              -              -              -
  Accumulation Unit Value at end of
   period                                $14.090        $10.247              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             55              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.229        $10.561              -              -              -
  Accumulation Unit Value at end of
   period                                $14.051        $10.229              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            158              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.220        $10.555              -              -              -
  Accumulation Unit Value at end of
   period                                $14.031        $10.220              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80            106              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.192        $10.537              -              -              -
  Accumulation Unit Value at end of
   period                                $13.973        $10.192              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            207              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.013         $0.989         $0.968         $0.965         $0.978
  Accumulation Unit Value at end of
   period                                 $1.010         $1.013         $0.989         $0.968         $0.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,337          8,799          9,103          5,435          4,737
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.005         $0.983         $0.963         $0.961         $0.977
  Accumulation Unit Value at end of
   period                                 $1.000         $1.005         $0.983         $0.963         $0.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                306            238            242            355            491
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.998         $0.978         $0.960         $0.959         $0.975
  Accumulation Unit Value at end of
   period                                 $0.992         $0.998         $0.978         $0.960         $0.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,626          1,247          1,177            699          1,072
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.192        $10.537              -              -              -
  Accumulation Unit Value at end of
   period                                $13.973        $10.192              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            207              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.165        $10.520              -              -              -
  Accumulation Unit Value at end of
   period                                $13.914        $10.165              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              7              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.147        $10.508              -              -              -
  Accumulation Unit Value at end of
   period                                $13.876        $10.147              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             45              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.138        $10.502              -              -              -
  Accumulation Unit Value at end of
   period                                $13.856        $10.138              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             37              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.092        $10.472              -              -              -
  Accumulation Unit Value at end of
   period                                $13.760        $10.092              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             11              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.994         $0.888         $0.904         $0.839         $0.665
  Accumulation Unit Value at end of
   period                                 $1.264         $0.994         $0.888         $0.904         $0.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                274            342            383            253            286
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.971         $0.869         $0.887         $0.825         $0.655
  Accumulation Unit Value at end of
   period                                 $1.232         $0.971         $0.869         $0.887         $0.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             48             85             84             84
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.959         $0.859         $0.877         $0.817         $0.650
  Accumulation Unit Value at end of
   period                                 $1.215         $0.959         $0.859         $0.877         $0.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              2              2              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.955         $0.856         $0.874         $0.814         $0.648
  Accumulation Unit Value at end of
   period                                 $1.209         $0.955         $0.856         $0.874         $0.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                127             53             88            219            245
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.940         $0.844         $0.863         $0.805         $0.642
  Accumulation Unit Value at end of
   period                                 $1.188         $0.940         $0.844         $0.863         $0.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             50             51            131             48

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.969         $0.911         $0.843              -              -
  Accumulation Unit Value at end of
   period                                 $0.665         $0.969         $0.911              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                357            515            736              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.956         $0.901         $0.835              -              -
  Accumulation Unit Value at end of
   period                                 $0.655         $0.956         $0.901              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87            138            275              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.949         $0.895         $0.830              -              -
  Accumulation Unit Value at end of
   period                                 $0.650         $0.949         $0.895              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.946         $0.893         $0.829              -              -
  Accumulation Unit Value at end of
   period                                 $0.648         $0.946         $0.893              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                532            869            972              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.939         $0.888         $0.824              -              -
  Accumulation Unit Value at end of
   period                                 $0.642         $0.939         $0.888              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49            176            238              -              -

96

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.940         $0.844         $0.863         $0.805         $0.642
  Accumulation Unit Value at end of
   period                                 $1.188         $0.940         $0.844         $0.863         $0.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             50             51            131             48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.925         $0.831         $0.852         $0.796         $0.635
  Accumulation Unit Value at end of
   period                                 $1.168         $0.925         $0.831         $0.852         $0.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              1              4              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.758        $13.281        $13.619        $12.739        $10.175
  Accumulation Unit Value at end of
   period                                $18.614        $14.758        $13.281        $13.619        $12.739
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.206         $1.086         $1.114         $1.043         $0.833
  Accumulation Unit Value at end of
   period                                 $1.520         $1.206         $1.086         $1.114         $1.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             21             22             17              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.578        $13.158        $13.533        $12.698        $10.173
  Accumulation Unit Value at end of
   period                                $18.332        $14.578        $13.158        $13.533        $12.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.841         $1.598         $1.610         $1.442         $0.960
  Accumulation Unit Value at end of
   period                                 $1.937         $1.841         $1.598         $1.610         $1.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72            122            177            141            151
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.799         $1.565         $1.580         $1.417         $0.946
  Accumulation Unit Value at end of
   period                                 $1.889         $1.799         $1.565         $1.580         $1.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              7             14             15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.776         $1.547         $1.563         $1.404         $0.937
  Accumulation Unit Value at end of
   period                                 $1.863         $1.776         $1.547         $1.563         $1.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             28             24             25             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.768         $1.540         $1.557         $1.399         $0.935
  Accumulation Unit Value at end of
   period                                 $1.853         $1.768         $1.540         $1.557         $1.399
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                178            266            244            254            192
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.740         $1.518         $1.537         $1.384         $0.926
  Accumulation Unit Value at end of
   period                                 $1.822         $1.740         $1.518         $1.537         $1.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                164            213            240            371            346

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.939         $0.888         $0.824              -              -
  Accumulation Unit Value at end of
   period                                 $0.642         $0.939         $0.888              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49            176            238              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.931         $0.881         $0.819              -              -
  Accumulation Unit Value at end of
   period                                 $0.635         $0.931         $0.881              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             77            102              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.223         $1.160         $1.079              -              -
  Accumulation Unit Value at end of
   period                                 $0.833         $1.223         $1.160              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             11             11              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.314         $1.320         $1.213         $1.201         $1.098
  Accumulation Unit Value at end of
   period                                 $0.960         $1.314         $1.320         $1.213         $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                156            217            249            288            422
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.297         $1.306         $1.202         $1.192         $1.165
  Accumulation Unit Value at end of
   period                                 $0.946         $1.297         $1.306         $1.202         $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             16             30             35            110
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.287         $1.297         $1.195         $1.187         $1.088
  Accumulation Unit Value at end of
   period                                 $0.937         $1.287         $1.297         $1.195         $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             15             14             14              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.284         $1.294         $1.193         $1.186         $1.088
  Accumulation Unit Value at end of
   period                                 $0.935         $1.284         $1.294         $1.193         $1.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                238            364            501            688            856
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.274         $1.286         $1.187         $1.181         $1.155
  Accumulation Unit Value at end of
   period                                 $0.926         $1.274         $1.286         $1.187         $1.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                285            233            266            292            156

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.740         $1.518         $1.537         $1.384         $0.926
  Accumulation Unit Value at
   end of period                   $1.822         $1.740         $1.518         $1.537         $1.384
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     164            213            240            371            346
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.713         $1.496         $1.517         $1.368         $0.917
  Accumulation Unit Value at
   end of period                   $1.790         $1.713         $1.496         $1.517         $1.368
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             22             23             24             26
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $19.654        $17.190        $17.448        $15.744        $10.560
  Accumulation Unit Value at
   end of period                  $20.523        $19.654        $17.190        $17.448        $15.744
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15              7              1              9              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.689         $1.478         $1.501         $1.355         $0.909
  Accumulation Unit Value at
   end of period                   $1.763         $1.689         $1.478         $1.501         $1.355
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             42             26             52             59
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $19.415        $17.031        $17.339        $15.692        $10.557
  Accumulation Unit Value at
   end of period                  $20.212        $19.415        $17.031        $17.339        $15.692
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              1              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.979              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.902              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.977              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.891              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.976              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.885              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.975              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.882              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.973              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.873              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.274         $1.286         $1.187         $1.181         $1.107
  Accumulation Unit Value at
   end of period                   $0.926         $1.274         $1.286         $1.187         $1.181
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     285            233            266            292            156
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.263         $1.277         $1.181         $1.177         $1.083
  Accumulation Unit Value at
   end of period                   $0.917         $1.263         $1.277         $1.181         $1.177
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             42             50             37             37
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.255         $1.271         $1.177         $1.175         $1.104
  Accumulation Unit Value at
   end of period                   $0.909         $1.255         $1.271         $1.177         $1.175
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56            129            131            107              6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

98

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.973              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.873              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.971              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.864              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.970              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.859              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.969              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.856              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.966              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.841              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -



(a)  Inception date July 15, 2013.



(b) Inception date August 15, 2013.



SERIES III



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $15.016        $13.145        $13.200        $11.934         $9.790
   of period
  Accumulation Unit Value at end of      $18.261        $15.016        $13.145        $13.200        $11.934
   period
  Number of Accumulation Units             1,490          2,146          2,584          3,158          3,797
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning   $14.662        $12.861        $12.940        $11.722         $9.636
   of period
  Accumulation Unit Value at end of      $17.795        $14.662        $12.861        $12.940        $11.722
   period
  Number of Accumulation Units               299            438            512            680            885
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning   $14.113        $12.392        $12.481        $11.317         $9.312
   of period
  Accumulation Unit Value at end of      $17.111        $14.113        $12.392        $12.481        $11.317
   period
  Number of Accumulation Units               827          1,078          1,301          1,703          1,992
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning   $13.822        $12.161        $12.272        $11.151         $9.194
   of period
  Accumulation Unit Value at end of      $16.725        $13.822        $12.161        $12.272        $11.151
   period
  Number of Accumulation Units               987          1,246          1,626          2,132          2,572
   outstanding at end of period (in
   thousands)

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $14.127        $13.486        $11.963        $10.928              -
   of period
  Accumulation Unit Value at end of       $9.790        $14.127        $13.486        $11.963              -
   period
  Number of Accumulation Units             4,344          4,917          4,853          4,437              -
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning   $13.933        $13.327        $11.846        $10.835              -
   of period
  Accumulation Unit Value at end of       $9.636        $13.933        $13.327        $11.846              -
   period
  Number of Accumulation Units               925            526            362            327              -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning   $13.478        $12.905        $11.482        $10.510              -
   of period
  Accumulation Unit Value at end of       $9.312        $13.478        $12.905        $11.482              -
   period
  Number of Accumulation Units             2,399          3,238          3,366          3,246              -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning   $13.333        $12.791        $11.404        $10.452              -
   of period
  Accumulation Unit Value at end of       $9.194        $13.333        $12.791        $11.404              -
   period
  Number of Accumulation Units             2,745          3,124          2,710          1,947              -
   outstanding at end of period (in
   thousands)

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.822        $12.161        $12.272        $11.151         $9.194
  Accumulation Unit Value at end of
   period                                $16.725        $13.822        $12.161        $12.272        $11.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                987          1,246          1,626          2,132          2,572
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.818        $12.187        $12.330        $11.231         $9.283
  Accumulation Unit Value at end of
   period                                $16.678        $13.818        $12.187        $12.330        $11.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                351            230            207            249            240
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.756        $12.138        $12.287        $11.197         $9.260
  Accumulation Unit Value at end of
   period                                $16.594        $13.756        $12.138        $12.287        $11.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                117            147            168            217            286
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.112        $13.368        $13.565        $12.394        $10.275
  Accumulation Unit Value at end of
   period                                $18.185        $15.112        $13.368        $13.565        $12.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             23             17              1              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.137         $1.015         $1.042         $0.944         $0.750
  Accumulation Unit Value at end of
   period                                 $1.486         $1.137         $1.015         $1.042         $0.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,426         13,086         15,827         19,867         22,219
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.111         $0.994         $1.022         $0.928         $0.739
  Accumulation Unit Value at end of
   period                                 $1.450         $1.111         $0.994         $1.022         $0.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,444          2,437          2,977          4,220          5,357
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.098         $0.984         $1.013         $0.920         $0.733
  Accumulation Unit Value at end of
   period                                 $1.432         $1.098         $0.984         $1.013         $0.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,071          6,007          7,915         10,548         13,640
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.075         $0.965         $0.996         $0.906         $0.724
  Accumulation Unit Value at end of
   period                                 $1.399         $1.075         $0.965         $0.996         $0.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,295          5,940          7,789          9,866         12,041
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.075         $0.965         $0.996         $0.906         $0.724
  Accumulation Unit Value at end of
   period                                 $1.399         $1.075         $0.965         $0.996         $0.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,295          5,940          7,789          9,866         12,041
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.048         $0.943         $0.975         $0.890         $0.713
  Accumulation Unit Value at end of
   period                                 $1.360         $1.048         $0.943         $0.975         $0.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,006          2,362          1,570          1,289            955

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.333        $12.791        $11.404        $10.452              -
  Accumulation Unit Value at end of
   period                                 $9.194        $13.333        $12.791        $11.404              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,745          3,124          2,710          1,947              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.469        $12.961        $11.590        $10.644              -
  Accumulation Unit Value at end of
   period                                 $9.260        $13.469        $12.961        $11.590              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            370            358            302              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.201         $1.198         $1.038         $0.942              -
  Accumulation Unit Value at end of
   period                                 $0.750         $1.201         $1.198         $1.038              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,515         28,692         32,115         30,389              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.186         $1.185         $1.028         $0.935              -
  Accumulation Unit Value at end of
   period                                 $0.739         $1.186         $1.185         $1.028              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,995          3,470          2,141          1,801              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.178         $1.178         $1.024         $0.931              -
  Accumulation Unit Value at end of
   period                                 $0.733         $1.178         $1.178         $1.024              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,874         22,667         24,866         26,020              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.166         $1.168         $1.017         $0.926              -
  Accumulation Unit Value at end of
   period                                 $0.724         $1.166         $1.168         $1.017              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,660         13,424         13,535          8,951              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.166         $1.168         $1.017         $0.926              -
  Accumulation Unit Value at end of
   period                                 $0.724         $1.166         $1.168         $1.017              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,660         13,424         13,535          8,951              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

100

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.043         $0.939         $0.972         $0.887         $0.711
  Accumulation Unit Value at end of
   period                                 $1.353         $1.043         $0.939         $0.972         $0.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,280          1,602          1,906          2,198          2,666
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.051        $13.585        $14.091        $12.894        $10.357
  Accumulation Unit Value at end of
   period                                $19.476        $15.051        $13.585        $14.091        $12.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             17             14              9              8
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.044        $14.521        $13.920        $13.302        $12.015
  Accumulation Unit Value at end of
   period                                $14.471        $15.044        $14.521        $13.920        $13.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,399          2,160          2,536          3,247          3,467
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.689        $14.207        $13.647        $13.067        $11.826
  Accumulation Unit Value at end of
   period                                $14.102        $14.689        $14.207        $13.647        $13.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                219            393            386            515            624
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.985        $14.508        $13.950        $13.370        $12.113
  Accumulation Unit Value at end of
   period                                $14.372        $14.985        $14.508        $13.950        $13.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                782            807          1,025          1,451          1,817
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.676        $14.238        $13.717        $13.173        $11.959
  Accumulation Unit Value at end of
   period                                $14.047        $14.676        $14.238        $13.717        $13.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                855          1,096          1,365          1,822          2,165
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.676        $14.238        $13.717        $13.173        $11.959
  Accumulation Unit Value at end of
   period                                $14.047        $14.676        $14.238        $13.717        $13.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                855          1,096          1,365          1,822          2,165
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.843        $13.463        $13.003        $12.519        $11.393
  Accumulation Unit Value at end of
   period                                $13.216        $13.843        $13.463        $13.003        $12.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                238            254            236            244            193
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.781        $13.409        $12.958        $12.481        $11.365
  Accumulation Unit Value at end of
   period                                $13.150        $13.781        $13.409        $12.958        $12.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            126            134            172            243
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.425        $12.120        $11.741        $11.338        $10.349
  Accumulation Unit Value at end of
   period                                $11.827        $12.425        $12.120        $11.741        $11.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             39             38             30              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.148         $1.153         $1.007         $0.919              -
  Accumulation Unit Value at end of
   period                                 $0.711         $1.148         $1.153         $1.007              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,880          3,044          2,731          2,192              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.482        $13.271        $12.617        $12.441              -
  Accumulation Unit Value at end of
   period                                $12.015        $13.482        $13.271        $12.617              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,440          3,471          2,849          2,472              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.296        $13.115        $12.494        $12.335              -
  Accumulation Unit Value at end of
   period                                $11.826        $13.296        $13.115        $12.494              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                671            456            282            208              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.632        $13.460        $12.835        $12.681              -
  Accumulation Unit Value at end of
   period                                $12.113        $13.632        $13.460        $12.835              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,947          2,606          2,676          2,601              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.485        $13.341        $12.748        $12.611              -
  Accumulation Unit Value at end of
   period                                $11.959        $13.485        $13.341        $12.748              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,158          2,328          1,917          1,280              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.485        $13.341        $12.748        $12.611              -
  Accumulation Unit Value at end of
   period                                $11.959        $13.485        $13.341        $12.748              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,158          2,328          1,917          1,280              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.854        $12.755        $12.224        $12.117              -
  Accumulation Unit Value at end of
   period                                $11.365        $12.854        $12.755        $12.224              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                236            257            193            127              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.339        $12.776        $12.431        $12.016        $11.142
  Accumulation Unit Value at end of
   period                                $12.776        $13.339        $12.776        $12.431        $12.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                536            755            967          1,131          1,193
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.173        $12.643        $12.326        $11.938        $11.092
  Accumulation Unit Value at end of
   period                                $12.592        $13.173        $12.643        $12.326        $11.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70            108            124            155            163
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.092        $12.577        $12.274        $11.899        $11.067
  Accumulation Unit Value at end of
   period                                $12.501        $13.092        $12.577        $12.274        $11.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116            172            261            343            353
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.929        $12.446        $12.170        $11.823        $11.018
  Accumulation Unit Value at end of
   period                                $12.322        $12.929        $12.446        $12.170        $11.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                319            476            664            635            643
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.929        $12.446        $12.170        $11.823        $11.018
  Accumulation Unit Value at end of
   period                                $12.322        $12.929        $12.446        $12.170        $11.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                319            476            664            635            643
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.729        $12.284        $12.042        $11.727        $10.956
  Accumulation Unit Value at end of
   period                                $12.101        $12.729        $12.284        $12.042        $11.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            164            155            136             73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.689        $12.252        $12.017        $11.708        $10.944
  Accumulation Unit Value at end of
   period                                $12.057        $12.689        $12.252        $12.017        $11.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             45             45             75             80
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.261        $11.868        $11.669        $11.398        $10.253
  Accumulation Unit Value at end of
   period                                $11.621        $12.261        $11.868        $11.669        $11.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8             25              7              1
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.390         $9.855        $10.536         $9.586         $6.979
  Accumulation Unit Value at end of
   period                                $13.722        $11.390         $9.855        $10.536         $9.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                870          1,333          1,758          2,202          2,372
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.238         $9.743        $10.436         $9.515         $6.941
  Accumulation Unit Value at end of
   period                                $13.511        $11.238         $9.743        $10.436         $9.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             87            112            156            172

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.951        $10.198        $10.025              -              -
  Accumulation Unit Value at end of
   period                                $11.142        $10.951        $10.198              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,032            300             14              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.924        $10.193        $10.023              -              -
  Accumulation Unit Value at end of
   period                                $11.092        $10.924        $10.193              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                222             22              3              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.911        $10.191        $10.022              -              -
  Accumulation Unit Value at end of
   period                                $11.067        $10.911        $10.191              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                350            139             39              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.884        $10.186        $10.020              -              -
  Accumulation Unit Value at end of
   period                                $11.018        $10.884        $10.186              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                674            306             46              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.884        $10.186        $10.020              -              -
  Accumulation Unit Value at end of
   period                                $11.018        $10.884        $10.186              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                674            306             46              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.843        $10.178        $10.017              -              -
  Accumulation Unit Value at end of
   period                                $10.944        $10.843        $10.178              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             41              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.066        $10.893         $9.988              -              -
  Accumulation Unit Value at end of
   period                                 $6.979        $12.066        $10.893              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,477          2,033            657              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.024        $10.877         $9.986              -              -
  Accumulation Unit Value at end of
   period                                 $6.941        $12.024        $10.877              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                176             99             33              -              -

102

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.162         $9.687        $10.387         $9.479         $6.922
  Accumulation Unit Value at end of
   period                                $13.407        $11.162         $9.687        $10.387         $9.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                270            403            523            638            712
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.013         $9.576        $10.289         $9.409         $6.884
  Accumulation Unit Value at end of
   period                                $13.201        $11.013         $9.576        $10.289         $9.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                416            600            816          1,054          1,309
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.013         $9.576        $10.289         $9.409         $6.884
  Accumulation Unit Value at end of
   period                                $13.201        $11.013         $9.576        $10.289         $9.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                416            600            816          1,054          1,309
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.829         $9.440        $10.168         $9.321         $6.837
  Accumulation Unit Value at end of
   period                                $12.948        $10.829         $9.440        $10.168         $9.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116             70             57             52             50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.792         $9.413        $10.143         $9.304         $6.827
  Accumulation Unit Value at end of
   period                                $12.898        $10.792         $9.413        $10.143         $9.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             69             90            131            155
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.515        $14.440        $15.600        $14.344        $10.552
  Accumulation Unit Value at end of
   period                                $19.687        $16.515        $14.440        $15.600        $14.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12              -              -              -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.759        $11.418        $12.747        $11.602         $8.293
  Accumulation Unit Value at end of
   period                                $17.474        $13.759        $11.418        $12.747        $11.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                573            823            968          1,158          1,568
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.434        $11.171        $12.496        $11.397         $8.163
  Accumulation Unit Value at end of
   period                                $17.028        $13.434        $11.171        $12.496        $11.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87            119            148            218            327
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.979        $14.133        $15.825        $14.447        $10.357
  Accumulation Unit Value at end of
   period                                $21.498        $16.979        $14.133        $15.825        $14.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                169            248            318            402            504
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.629        $13.869        $15.561        $14.234        $10.225
  Accumulation Unit Value at end of
   period                                $21.013        $16.629        $13.869        $15.561        $14.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            279            372            526            669

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.003        $10.868         $9.986              -              -
  Accumulation Unit Value at end of
   period                                 $6.922        $12.003        $10.868              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                757            715            194              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.961        $10.852         $9.984              -              -
  Accumulation Unit Value at end of
   period                                 $6.884        $11.961        $10.852              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,503          1,216            492              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.961        $10.852         $9.984              -              -
  Accumulation Unit Value at end of
   period                                 $6.884        $11.961        $10.852              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,503          1,216            492              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.899        $10.828         $9.982              -              -
  Accumulation Unit Value at end of
   period                                 $6.827        $11.899        $10.828              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            198             20              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.691        $12.126        $10.241         $8.758              -
  Accumulation Unit Value at end of
   period                                 $8.293        $13.691        $12.126        $10.241              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,461          1,640          1,283            983              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.503        $11.983        $10.141         $8.684              -
  Accumulation Unit Value at end of
   period                                 $8.163        $13.503        $11.983        $10.141              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                360            207            116             77              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.151        $15.235        $12.907        $11.060              -
  Accumulation Unit Value at end of
   period                                $10.357        $17.151        $15.235        $12.907              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                605            768            781            749              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.966        $15.101        $12.819        $10.999              -
  Accumulation Unit Value at end of
   period                                $10.225        $16.966        $15.101        $12.819              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                731            782            635            355              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.629        $13.869        $15.561        $14.234        $10.225
  Accumulation Unit Value at end of
   period                                $21.013        $16.629        $13.869        $15.561        $14.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            279            372            526            669
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.614         $9.711        $10.922        $10.016         $7.213
  Accumulation Unit Value at end of
   period                                $14.639        $11.614         $9.711        $10.922        $10.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            118            111             88             48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.561         $9.672        $10.884         $9.986         $7.195
  Accumulation Unit Value at end of
   period                                $14.566        $11.561         $9.672        $10.884         $9.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             57             77            131            162
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.875        $14.152        $15.966        $14.686         $9.572
  Accumulation Unit Value at end of
   period                                $21.208        $16.875        $14.152        $15.966        $14.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             12              7              6              2
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.832        $12.766        $16.060        $13.344         $8.415
  Accumulation Unit Value at end of
   period                                $18.706        $14.832        $12.766        $16.060        $13.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                423            448            557            801            935
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.483        $12.490        $15.744        $13.108         $8.282
  Accumulation Unit Value at end of
   period                                $18.229        $14.483        $12.490        $15.744        $13.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             57             85            192            236
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.242        $16.611        $20.959        $17.467        $11.048
  Accumulation Unit Value at end of
   period                                $24.195        $19.242        $16.611        $20.959        $17.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            176            228            318            372
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.845        $16.301        $20.610        $17.210        $10.907
  Accumulation Unit Value at end of
   period                                $23.648        $18.845        $16.301        $20.610        $17.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            293            425            519            599
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.845        $16.301        $20.610        $17.210        $10.907
  Accumulation Unit Value at end of
   period                                $23.648        $18.845        $16.301        $20.610        $17.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            293            425            519            599
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.472        $11.682        $14.807        $12.396         $7.876
  Accumulation Unit Value at end of
   period                                $16.863        $13.472        $11.682        $14.807        $12.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            108             69             45             37

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.966        $15.101        $12.819        $10.999              -
  Accumulation Unit Value at end of
   period                                $10.225        $16.966        $15.101        $12.819              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                731            782            635            355              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.975        $10.690         $9.102         $7.825              -
  Accumulation Unit Value at end of
   period                                 $7.195        $11.975        $10.690         $9.102              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174            193            159            135              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.415        $15.426        $12.648        $10.241              -
  Accumulation Unit Value at end of
   period                                 $8.415        $18.415        $15.426        $12.648              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                936          1,128            878            791              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.162        $15.244        $12.524        $10.154              -
  Accumulation Unit Value at end of
   period                                 $8.282        $18.162        $15.244        $12.524              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                254            208            180            101              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.251        $20.375        $16.756        $13.594              -
  Accumulation Unit Value at end of
   period                                $11.048        $24.251        $20.375        $16.756              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                437            572            590            559              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $23.990        $20.196        $16.642        $13.520              -
  Accumulation Unit Value at end of
   period                                $10.907        $23.990        $20.196        $16.642              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                580            644            584            315              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.990        $20.196        $16.642        $13.520              -
  Accumulation Unit Value at end of
   period                                $10.907        $23.990        $20.196        $16.642              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                580            644            584            315              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

104

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.411        $11.636        $14.755        $12.359         $7.856
  Accumulation Unit Value at end of
   period                                $16.779        $13.411        $11.636        $14.755        $12.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             59             62             87            108
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.891        $15.561        $19.783        $16.610         $9.849
  Accumulation Unit Value at end of
   period                                $22.328        $17.891        $15.561        $19.783        $16.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              6              5              2              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.490         $9.051         $9.617         $8.242         $6.013
  Accumulation Unit Value at end of
   period                                $13.418        $10.490         $9.051         $9.617         $8.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,007          7,005          8,902         11,826         13,714
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.243         $8.855         $9.428         $8.096         $5.919
  Accumulation Unit Value at end of
   period                                $13.075        $10.243         $8.855         $9.428         $8.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                735          1,188          1,412          2,089          2,593
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.450        $12.504        $13.327        $11.456         $8.383
  Accumulation Unit Value at end of
   period                                $18.427        $14.450        $12.504        $13.327        $11.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,533          2,068          2,822          3,820          5,053
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.152        $12.271        $13.104        $11.287         $8.276
  Accumulation Unit Value at end of
   period                                $18.011        $14.152        $12.271        $13.104        $11.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,660          3,605          4,734          6,164          7,442
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.152        $12.271        $13.104        $11.287         $8.276
  Accumulation Unit Value at end of
   period                                $18.011        $14.152        $12.271        $13.104        $11.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,660          3,605          4,734          6,164          7,442
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.689         $8.422         $9.017         $7.786         $5.723
  Accumulation Unit Value at end of
   period                                $12.301         $9.689         $8.422         $9.017         $7.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,466          1,171          1,092            866            612
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.645         $8.389         $8.985         $7.763         $5.709
  Accumulation Unit Value at end of
   period                                $12.239         $9.645         $8.389         $8.985         $7.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                543            784            954          1,037          1,454
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.268        $15.056        $16.167        $14.002         $9.445
  Accumulation Unit Value at end of
   period                                $21.857        $17.268        $15.056        $16.167        $14.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             59             46             28              9

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.331        $14.634        $12.095         $9.845              -
  Accumulation Unit Value at end of
   period                                 $7.856        $17.331        $14.634        $12.095              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                122            140            141             89              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.917         $9.884         $9.121         $7.689              -
  Accumulation Unit Value at end of
   period                                 $6.013        $10.917         $9.884         $9.121              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,724         15,115         13,065         10,794              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.767         $9.767         $9.032         $7.624              -
  Accumulation Unit Value at end of
   period                                 $5.919        $10.767         $9.767         $9.032              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,799          2,115          1,411            889              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.265        $13.862        $12.831        $10.838              -
  Accumulation Unit Value at end of
   period                                 $8.383        $15.265        $13.862        $12.831              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,932          7,520          8,035          8,338              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.101        $13.740        $12.744        $10.779              -
  Accumulation Unit Value at end of
   period                                 $8.276        $15.101        $13.740        $12.744              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,038          8,106          6,984          4,771              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.101        $13.740        $12.744        $10.779              -
  Accumulation Unit Value at end of
   period                                 $8.276        $15.101        $13.740        $12.744              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,038          8,106          6,984          4,771              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.448         $9.535         $8.870         $7.518              -
  Accumulation Unit Value at end of
   period                                 $5.709        $10.448         $9.535         $8.870              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,505          1,670          1,566          1,108              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.849        $11.990        $12.423        $11.340         $8.789
  Accumulation Unit Value at end of
   period                                $18.177        $13.849        $11.990        $12.423        $11.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,284          4,680          5,874          7,413          8,699
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.522        $11.731        $12.179        $11.139         $8.651
  Accumulation Unit Value at end of
   period                                $17.713        $13.522        $11.731        $12.179        $11.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                575            922          1,069          1,319          1,655
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.126        $11.398        $11.845        $10.845         $8.431
  Accumulation Unit Value at end of
   period                                $17.176        $13.126        $11.398        $11.845        $10.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,580          2,125          2,811          3,730          4,797
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.855        $11.185        $11.648        $10.685         $8.323
  Accumulation Unit Value at end of
   period                                $16.788        $12.855        $11.185        $11.648        $10.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,339          3,266          4,217          5,393          6,417
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.855        $11.185        $11.648        $10.685         $8.323
  Accumulation Unit Value at end of
   period                                $16.788        $12.855        $11.185        $11.648        $10.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,339          3,266          4,217          5,393          6,417
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.929        $11.278        $11.773        $10.828         $8.455
  Accumulation Unit Value at end of
   period                                $16.842        $12.929        $11.278        $11.773        $10.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                803            634            594            489            402
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.871        $11.233        $11.732        $10.795         $8.434
  Accumulation Unit Value at end of
   period                                $16.758        $12.871        $11.233        $11.732        $10.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                432            566            697            770          1,021
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.513        $13.573        $14.211        $13.109         $9.280
  Accumulation Unit Value at end of
   period                                $20.149        $15.513        $13.573        $14.211        $13.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             34             28             11              5
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.037        $10.384        $12.276        $11.644         $8.278
  Accumulation Unit Value at end of
   period                                $14.394        $12.037        $10.384        $12.276        $11.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,243          1,497          1,819          2,259          2,607
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.753        $10.159        $12.035        $11.438         $8.148
  Accumulation Unit Value at end of
   period                                $14.027        $11.753        $10.159        $12.035        $11.438
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                172            238            296            408            483

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.384        $13.928        $12.297        $11.293              -
  Accumulation Unit Value at end of
   period                                 $8.789        $14.384        $13.928        $12.297              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,818          9,920          9,055          7,412              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.186        $13.764        $12.177        $11.197              -
  Accumulation Unit Value at end of
   period                                 $8.651        $14.186        $13.764        $12.177              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,804          1,259            848            563              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.839        $13.441        $11.903        $10.953              -
  Accumulation Unit Value at end of
   period                                 $8.431        $13.839        $13.441        $11.903              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,655          7,054          7,548          7,581              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.690        $13.323        $11.822        $10.893              -
  Accumulation Unit Value at end of
   period                                 $8.323        $13.690        $13.323        $11.822              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,122          7,491          6,599          4,717              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.690        $13.323        $11.822        $10.893              -
  Accumulation Unit Value at end of
   period                                 $8.323        $13.690        $13.323        $11.822              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,122          7,491          6,599          4,717              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.914        $13.581        $12.087        $11.159              -
  Accumulation Unit Value at end of
   period                                 $8.434        $13.914        $13.581        $12.087              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,056          1,171          1,130            860              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.549        $12.330        $10.541         $8.568              -
  Accumulation Unit Value at end of
   period                                 $8.278        $14.549        $12.330        $10.541              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,972          3,116          2,588          1,626              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.349        $12.185        $10.438         $8.496              -
  Accumulation Unit Value at end of
   period                                 $8.148        $14.349        $12.185        $10.438              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                553            457            354            143              -

106

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.124        $13.086        $15.518        $14.764        $10.527
  Accumulation Unit Value at end of
   period                                $18.033        $15.124        $13.086        $15.518        $14.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                351            496            640            810            993
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.813        $12.842        $15.259        $14.546        $10.393
  Accumulation Unit Value at end of
   period                                $17.625        $14.813        $12.842        $15.259        $14.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                590            823          1,021          1,262          1,432
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.813        $12.842        $15.259        $14.546        $10.393
  Accumulation Unit Value at end of
   period                                $17.625        $14.813        $12.842        $15.259        $14.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                590            823          1,021          1,262          1,432
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.126         $8.801        $10.483        $10.018         $7.176
  Accumulation Unit Value at end of
   period                                $12.018        $10.126         $8.801        $10.483        $10.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                383            322            295            241            164
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.080         $8.766        $10.447         $9.988         $7.158
  Accumulation Unit Value at end of
   period                                $11.958        $10.080         $8.766        $10.447         $9.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                147            226            282            330            407
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.999        $13.075        $15.622        $14.974         $9.373
  Accumulation Unit Value at end of
   period                                $17.749        $14.999        $13.075        $15.622        $14.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             21             12              5              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.180        $21.737        $25.694        $22.171        $15.069
  Accumulation Unit Value at end of
   period                                $27.572        $25.180        $21.737        $25.694        $22.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                306            393            507            699            716
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $24.586        $21.268        $25.189        $21.779        $14.832
  Accumulation Unit Value at end of
   period                                $26.868        $24.586        $21.268        $25.189        $21.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             43             59            120            137
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.595        $22.162        $26.275        $22.740        $15.502
  Accumulation Unit Value at end of
   period                                $27.942        $25.595        $22.162        $26.275        $22.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111            162            215            303            333
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $25.067        $21.748        $25.836        $22.406        $15.305
  Accumulation Unit Value at end of
   period                                $27.312        $25.067        $21.748        $25.836        $22.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            297            382            487            516

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.558        $15.774        $13.526        $11.017              -
  Accumulation Unit Value at end of
   period                                $10.527        $18.558        $15.774        $13.526              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,152          1,535          1,665          1,539              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.358        $15.635        $13.434        $10.956              -
  Accumulation Unit Value at end of
   period                                $10.393        $18.358        $15.635        $13.434              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,548          1,620          1,579            939              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.358        $15.635        $13.434        $10.956              -
  Accumulation Unit Value at end of
   period                                $10.393        $18.358        $15.635        $13.434              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,548          1,620          1,579            939              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.682        $10.834         $9.336         $7.629              -
  Accumulation Unit Value at end of
   period                                 $7.158        $12.682        $10.834         $9.336              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                438            458            366            205              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.599        $20.464        $15.698        $13.036              -
  Accumulation Unit Value at end of
   period                                $15.069        $26.599        $20.464        $15.698              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                754            755            551            329              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $26.234        $20.223        $15.544        $12.925              -
  Accumulation Unit Value at end of
   period                                $14.832        $26.234        $20.223        $15.544              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                145             99             80             35              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.447        $21.179        $16.295        $13.559              -
  Accumulation Unit Value at end of
   period                                $15.502        $27.447        $21.179        $16.295              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                389            458            413            334              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $27.151        $20.993        $16.184        $13.485              -
  Accumulation Unit Value at end of
   period                                $15.305        $27.151        $20.993        $16.184              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                512            566            354            176              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.067        $21.748        $25.836        $22.406        $15.305
  Accumulation Unit Value at end of
   period                                $27.312        $25.067        $21.748        $25.836        $22.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            297            382            487            516
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.170        $20.153        $24.001        $20.866        $14.289
  Accumulation Unit Value at end of
   period                                $25.182        $23.170        $20.153        $24.001        $20.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             62             53             46             30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.066        $20.072        $23.917        $20.803        $14.253
  Accumulation Unit Value at end of
   period                                $25.056        $23.066        $20.072        $23.917        $20.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             43             50             89             97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.797        $14.654        $17.504        $15.263        $10.483
  Accumulation Unit Value at end of
   period                                $18.201        $16.797        $14.654        $17.504        $15.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             14              6              1              1
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.599        $10.798        $11.537        $10.099         $7.725
  Accumulation Unit Value at end of
   period                                $15.678        $11.599        $10.798        $11.537        $10.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                148            198            231            309            341
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.419        $10.651        $11.403        $10.002         $7.666
  Accumulation Unit Value at end of
   period                                $15.403        $11.419        $10.651        $11.403        $10.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             31             25             33             33
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.330        $10.578        $11.337         $9.954         $7.637
  Accumulation Unit Value at end of
   period                                $15.268        $11.330        $10.578        $11.337         $9.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             35             48            111            123
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.153        $10.435        $11.205         $9.858         $7.579
  Accumulation Unit Value at end of
   period                                $15.000        $11.153        $10.435        $11.205         $9.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            136            160            191            221
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.153        $10.435        $11.205         $9.858         $7.579
  Accumulation Unit Value at end of
   period                                $15.000        $11.153        $10.435        $11.205         $9.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            136            160            191            221
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.937        $10.258        $11.043         $9.739         $7.506
  Accumulation Unit Value at end of
   period                                $14.673        $10.937        $10.258        $11.043         $9.739
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                104             80             72             19              8

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.151        $20.993        $16.184        $13.485              -
  Accumulation Unit Value at end of
   period                                $15.305        $27.151        $20.993        $16.184              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                512            566            354            176              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.361        $19.668        $15.208        $12.697              -
  Accumulation Unit Value at end of
   period                                $14.253        $25.361        $19.668        $15.208              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96            111             87             48              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.148        $10.808        $10.450         $9.403              -
  Accumulation Unit Value at end of
   period                                 $7.725        $12.148        $10.808        $10.450              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                323            284            174             47              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.079        $10.769        $10.432         $9.400              -
  Accumulation Unit Value at end of
   period                                 $7.666        $12.079        $10.769        $10.432              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             41             38             26              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.045        $10.749        $10.424         $9.398              -
  Accumulation Unit Value at end of
   period                                 $7.637        $12.045        $10.749        $10.424              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103             64             37             16              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.977        $10.709        $10.406         $9.395              -
  Accumulation Unit Value at end of
   period                                 $7.579        $11.977        $10.709        $10.406              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                218            186            173            106              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.977        $10.709        $10.406         $9.395              -
  Accumulation Unit Value at end of
   period                                 $7.579        $11.977        $10.709        $10.406              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                218            186            173            106              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

108

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.894        $10.223        $11.011         $9.716         $7.492
  Accumulation Unit Value at end of
   period                                $14.608        $10.894        $10.223        $11.011         $9.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             16             22             20             22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.447        $13.590        $14.674        $12.981        $10.035
  Accumulation Unit Value at end of
   period                                $19.323        $14.447        $13.590        $14.674        $12.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1              1              1              1
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.034        $16.283        $16.176        $14.603        $10.954
  Accumulation Unit Value at end of
   period                                $20.202        $18.034        $16.283        $16.176        $14.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,644          5,168          6,377          8,173          9,604
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.653        $15.971        $15.898        $14.381        $10.809
  Accumulation Unit Value at end of
   period                                $19.736        $17.653        $15.971        $15.898        $14.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                364            562            733            998          1,242
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.466        $15.817        $15.761        $14.271        $10.737
  Accumulation Unit Value at end of
   period                                $19.507        $17.466        $15.817        $15.761        $14.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,049          1,433          1,907          2,351          2,825
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.106        $15.522        $15.498        $14.061        $10.600
  Accumulation Unit Value at end of
   period                                $19.066        $17.106        $15.522        $15.498        $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,195          2,972          3,854          4,882          6,031
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.106        $15.522        $15.498        $14.061        $10.600
  Accumulation Unit Value at end of
   period                                $19.066        $17.106        $15.522        $15.498        $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,195          2,972          3,854          4,882          6,031
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.676        $15.170        $15.184        $13.810        $10.437
  Accumulation Unit Value at end of
   period                                $18.541        $16.676        $15.170        $15.184        $13.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                619            509            424            375            333
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.601        $15.109        $15.131        $13.769        $10.411
  Accumulation Unit Value at end of
   period                                $18.448        $16.601        $15.109        $15.131        $13.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                389            483            573            641            839
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.876        $15.398        $15.459        $14.102        $10.690
  Accumulation Unit Value at end of
   period                                $18.707        $16.876        $15.398        $15.459        $14.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             58             52             33              5

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.875        $10.651        $10.380         $9.390              -
  Accumulation Unit Value at end of
   period                                 $7.492        $11.875        $10.651        $10.380              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             32             25             15              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.839        $15.528        $13.357        $12.914              -
  Accumulation Unit Value at end of
   period                                $10.954        $15.839        $15.528        $13.357              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,448         11,435          8,315          5,994              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.661        $15.383        $13.260        $12.837              -
  Accumulation Unit Value at end of
   period                                $10.809        $15.661        $15.383        $13.260              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,372          1,167            945            606              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.572        $15.312        $13.211        $12.798              -
  Accumulation Unit Value at end of
   period                                $10.737        $15.572        $15.312        $13.211              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,279          3,744          3,456          3,030              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.405        $15.177        $13.121        $12.728              -
  Accumulation Unit Value at end of
   period                                $10.600        $15.405        $15.177        $13.121              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,838          7,843          6,368          4,386              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.405        $15.177        $13.121        $12.728              -
  Accumulation Unit Value at end of
   period                                $10.600        $15.405        $15.177        $13.121              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,838          7,843          6,368          4,386              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.176        $14.997        $13.004        $12.640              -
  Accumulation Unit Value at end of
   period                                $10.411        $15.176        $14.997        $13.004              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                981          1,120            959            730              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.940        $10.807        $11.161        $10.173         $7.976
  Accumulation Unit Value at end of
   period                                $15.100        $11.940        $10.807        $11.161        $10.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                291            390            508            692            812
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.687        $10.600        $10.969        $10.018         $7.870
  Accumulation Unit Value at end of
   period                                $14.751        $11.687        $10.600        $10.969        $10.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             65             80             87            109
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.563        $10.498        $10.874         $9.941         $7.818
  Accumulation Unit Value at end of
   period                                $14.580        $11.563        $10.498        $10.874         $9.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            147            212            301            332
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.325        $10.302        $10.692         $9.795         $7.718
  Accumulation Unit Value at end of
   period                                $14.251        $11.325        $10.302        $10.692         $9.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                218            314            410            523            651
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.325        $10.302        $10.692         $9.795         $7.718
  Accumulation Unit Value at end of
   period                                $14.251        $11.325        $10.302        $10.692         $9.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                218            314            410            523            651
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.040        $10.068        $10.476         $9.621         $7.600
  Accumulation Unit Value at end of
   period                                $13.858        $11.040        $10.068        $10.476         $9.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79             82             81             61             52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.990        $10.028        $10.439         $9.592         $7.581
  Accumulation Unit Value at end of
   period                                $13.789        $10.990        $10.028        $10.439         $9.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             49             58             78            106
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.566        $13.323        $13.904        $12.808        $10.148
  Accumulation Unit Value at end of
   period                                $18.228        $14.566        $13.323        $13.904        $12.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              2              2              -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.772         $9.574        $10.280         $9.150         $7.342
  Accumulation Unit Value at end of
   period                                $14.377        $10.772         $9.574        $10.280         $9.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118            113            145            162            176
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.604         $9.444        $10.160         $9.062         $7.286
  Accumulation Unit Value at end of
   period                                $14.125        $10.604         $9.444        $10.160         $9.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             16             36             35             43

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.392        $11.865        $10.882        $10.496              -
  Accumulation Unit Value at end of
   period                                 $7.976        $12.392        $11.865        $10.882              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                901            996            826            540              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.252        $11.754        $10.803        $10.433              -
  Accumulation Unit Value at end of
   period                                 $7.870        $12.252        $11.754        $10.803              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            130             90             43              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.183        $11.700        $10.763        $10.402              -
  Accumulation Unit Value at end of
   period                                 $7.818        $12.183        $11.700        $10.763              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                412            600            477            410              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.051        $11.597        $10.690        $10.345              -
  Accumulation Unit Value at end of
   period                                 $7.718        $12.051        $11.597        $10.690              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                672            760            762            539              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.051        $11.597        $10.690        $10.345              -
  Accumulation Unit Value at end of
   period                                 $7.718        $12.051        $11.597        $10.690              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                672            760            762            539              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.872        $11.459        $10.594        $10.273              -
  Accumulation Unit Value at end of
   period                                 $7.581        $11.872        $11.459        $10.594              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            109            101             61              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.520        $11.748        $10.284         $9.702              -
  Accumulation Unit Value at end of
   period                                 $7.342        $11.520        $11.748        $10.284              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                173            166            119             16              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.455        $11.705        $10.267         $9.699              -
  Accumulation Unit Value at end of
   period                                 $7.286        $11.455        $11.705        $10.267              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             16             12              4              -

110

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.522         $9.380        $10.101         $9.018         $7.258
  Accumulation Unit Value at end of
   period                                $14.001        $10.522         $9.380        $10.101         $9.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             27             36             42             44
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.358         $9.252         $9.984         $8.932         $7.203
  Accumulation Unit Value at end of
   period                                $13.756        $10.358         $9.252         $9.984         $8.932
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             71             72             86            113
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.358         $9.252         $9.984         $8.932         $7.203
  Accumulation Unit Value at end of
   period                                $13.756        $10.358         $9.252         $9.984         $8.932
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             71             72             86            113
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.157         $9.095         $9.839         $8.824         $7.134
  Accumulation Unit Value at end of
   period                                $13.455        $10.157         $9.095         $9.839         $8.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             17              9              3              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.117         $9.064         $9.810         $8.803         $7.120
  Accumulation Unit Value at end of
   period                                $13.396        $10.117         $9.064         $9.810         $8.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              8             14             20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.472        $12.999        $14.104        $12.687        $10.287
  Accumulation Unit Value at end of
   period                                $19.114        $14.472        $12.999        $14.104        $12.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              -              -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.606        $15.086        $14.476        $12.205        $10.579
  Accumulation Unit Value at end of
   period                                $21.173        $16.606        $15.086        $14.476        $12.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,678          2,107          2,505          2,989          3,241
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.288        $14.826        $14.256        $12.043        $10.460
  Accumulation Unit Value at end of
   period                                $20.726        $16.288        $14.826        $14.256        $12.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103            147            180            249            273
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.131        $14.698        $14.147        $11.963        $10.401
  Accumulation Unit Value at end of
   period                                $20.506        $16.131        $14.698        $14.147        $11.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                514            622            764            863            992
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.822        $14.446        $13.931        $11.804        $10.283
  Accumulation Unit Value at end of
   period                                $20.073        $15.822        $14.446        $13.931        $11.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                864          1,212          1,492          1,890          2,166

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.422        $11.683        $10.259         $9.697              -
  Accumulation Unit Value at end of
   period                                 $7.258        $11.422        $11.683        $10.259              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             36             17              6              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.357        $11.641        $10.242         $9.694              -
  Accumulation Unit Value at end of
   period                                 $7.203        $11.357        $11.641        $10.242              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92             79             74             13              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.357        $11.641        $10.242         $9.694              -
  Accumulation Unit Value at end of
   period                                 $7.203        $11.357        $11.641        $10.242              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92             79             74             13              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.261        $11.577        $10.216         $9.689              -
  Accumulation Unit Value at end of
   period                                 $7.120        $11.261        $11.577        $10.216              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             22             14              8              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.761        $15.429        $13.399        $12.721              -
  Accumulation Unit Value at end of
   period                                $10.579        $14.761        $15.429        $13.399              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,550          3,700          2,461          1,392              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.624        $15.316        $13.328        $12.670              -
  Accumulation Unit Value at end of
   period                                $10.460        $14.624        $15.316        $13.328              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                296            281            213            133              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.555        $15.260        $13.292        $12.645              -
  Accumulation Unit Value at end of
   period                                $10.401        $14.555        $15.260        $13.292              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,121          1,328          1,149            873              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.420        $15.148        $13.221        $12.594              -
  Accumulation Unit Value at end of
   period                                $10.283        $14.420        $15.148        $13.221              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,396          2,594          2,156          1,416              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.822        $14.446        $13.931        $11.804        $10.283
  Accumulation Unit Value at end of
   period                                $20.073        $15.822        $14.446        $13.931        $11.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                864          1,212          1,492          1,890          2,166
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.449        $14.140        $13.671        $11.613        $10.142
  Accumulation Unit Value at end of
   period                                $19.551        $15.449        $14.140        $13.671        $11.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                291            230            167            112            102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.379        $14.084        $13.623        $11.578        $10.116
  Accumulation Unit Value at end of
   period                                $19.453        $15.379        $14.084        $13.623        $11.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                182            241            297            314            364
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.650        $14.368        $13.933        $11.870        $10.398
  Accumulation Unit Value at end of
   period                                $19.746        $15.650        $14.368        $13.933        $11.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             22             19              8              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.731         $9.220         $9.745         $7.730         $6.088
  Accumulation Unit Value at end of
   period                                $14.374        $10.731         $9.220         $9.745         $7.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                155            127            155            178            123
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.619         $9.141         $9.681         $7.695         $6.072
  Accumulation Unit Value at end of
   period                                $14.194        $10.619         $9.141         $9.681         $7.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             22             25             22             16
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.563         $9.102         $9.649         $7.677         $6.064
  Accumulation Unit Value at end of
   period                                $14.105        $10.563         $9.102         $9.649         $7.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85             93            113             82             80
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.452         $9.025         $9.586         $7.642         $6.049
  Accumulation Unit Value at end of
   period                                $13.929        $10.452         $9.025         $9.586         $7.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            103            144            182             94
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.452         $9.025         $9.586         $7.642         $6.049
  Accumulation Unit Value at end of
   period                                $13.929        $10.452         $9.025         $9.586         $7.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            103            144            182             94
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.314         $8.928         $9.508         $7.599         $6.029
  Accumulation Unit Value at end of
   period                                $13.712        $10.314         $8.928         $9.508         $7.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             26             21             14              4

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.420        $15.148        $13.221        $12.594              -
  Accumulation Unit Value at end of
   period                                $10.283        $14.420        $15.148        $13.221              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,396          2,594          2,156          1,416              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.229        $14.992        $13.124        $12.527              -
  Accumulation Unit Value at end of
   period                                $10.116        $14.229        $14.992        $13.124              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                392            485            464            330              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.244         $9.249              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.088         $9.244              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99              8              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.239         $9.247              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.072         $9.239              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.237         $9.245              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.064         $9.237              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.231         $9.243              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.049         $9.231              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.231         $9.243              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.049         $9.231              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

112

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.287         $8.909         $9.492         $7.590         $6.025
  Accumulation Unit Value at end of
   period                                $13.669        $10.287         $8.909         $9.492         $7.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             20             15             13             16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.965        $15.598        $16.660        $13.355        $10.628
  Accumulation Unit Value at end of
   period                                $23.812        $17.965        $15.598        $16.660        $13.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              1              1              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.618         $7.908         $8.452         $6.736         $4.772
  Accumulation Unit Value at end of
   period                                $11.706         $8.618         $7.908         $8.452         $6.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                888          1,030          1,290          1,653          2,014
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.415         $7.737         $8.286         $6.617         $4.697
  Accumulation Unit Value at end of
   period                                $11.407         $8.415         $7.737         $8.286         $6.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            157            194            260            337
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.264        $13.127        $14.073        $11.249         $7.993
  Accumulation Unit Value at end of
   period                                $19.316        $14.264        $13.127        $14.073        $11.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            272            388            480            691
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.970        $12.882        $13.838        $11.084         $7.891
  Accumulation Unit Value at end of
   period                                $18.880        $13.970        $12.882        $13.838        $11.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                309            390            497            674            810
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.970        $12.882        $13.838        $11.084         $7.891
  Accumulation Unit Value at end of
   period                                $18.880        $13.970        $12.882        $13.838        $11.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                309            390            497            674            810
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.895         $7.299         $7.859         $6.311         $4.505
  Accumulation Unit Value at end of
   period                                $10.643         $7.895         $7.299         $7.859         $6.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                266            196            177            138            102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.859         $7.269         $7.832         $6.292         $4.493
  Accumulation Unit Value at end of
   period                                $10.590         $7.859         $7.269         $7.832         $6.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94            156            208            212            323
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.405        $16.139        $17.431        $14.039        $10.051
  Accumulation Unit Value at end of
   period                                $23.394        $17.405        $16.139        $17.431        $14.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             14             11              7              4

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.224         $9.238              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.025         $9.224              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.441         $7.718         $7.223         $6.300              -
  Accumulation Unit Value at end of
   period                                 $4.772         $8.441         $7.718         $7.223              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,069          2,126          1,907          1,828              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.325         $7.627         $7.152         $6.247              -
  Accumulation Unit Value at end of
   period                                 $4.697         $8.325         $7.627         $7.152              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                330            250            127             90              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.182        $13.006        $12.208        $10.670              -
  Accumulation Unit Value at end of
   period                                 $7.993        $14.182        $13.006        $12.208              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                830            995          1,049          1,057              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.029        $12.892        $12.125        $10.611              -
  Accumulation Unit Value at end of
   period                                 $7.891        $14.029        $12.892        $12.125              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                862            847            761            580              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.029        $12.892        $12.125        $10.611              -
  Accumulation Unit Value at end of
   period                                 $7.891        $14.029        $12.892        $12.125              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                862            847            761            580              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.012         $7.385         $6.966         $6.109              -
  Accumulation Unit Value at end of
   period                                 $4.493         $8.012         $7.385         $6.966              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                327            322            285            180              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.419        $18.360        $18.170        $16.619        $13.404
  Accumulation Unit Value at end of
   period                                $20.782        $20.419        $18.360        $18.170        $16.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,041          1,468          1,617          2,028          2,191
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $19.938        $17.964        $17.814        $16.325        $13.193
  Accumulation Unit Value at end of
   period                                $20.252        $19.938        $17.964        $17.814        $16.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138            206            213            259            273
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.407        $18.405        $18.269        $16.759        $13.557
  Accumulation Unit Value at end of
   period                                $20.708        $20.407        $18.405        $18.269        $16.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                337            433            633            864          1,133
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $19.987        $18.061        $17.964        $16.513        $13.385
  Accumulation Unit Value at end of
   period                                $20.241        $19.987        $18.061        $17.964        $16.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                681            958          1,135          1,408          1,550
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.987        $18.061        $17.964        $16.513        $13.385
  Accumulation Unit Value at end of
   period                                $20.241        $19.987        $18.061        $17.964        $16.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                681            958          1,135          1,408          1,550
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.913        $17.134        $17.084        $15.743        $12.793
  Accumulation Unit Value at end of
   period                                $19.106        $18.913        $17.134        $17.084        $15.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                311            295            250            208            142
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.828        $17.065        $17.025        $15.696        $12.761
  Accumulation Unit Value at end of
   period                                $19.010        $18.828        $17.065        $17.025        $15.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87            120            136            138            189
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.323        $13.923        $13.924        $12.870        $10.489
  Accumulation Unit Value at end of
   period                                $15.432        $15.323        $13.923        $13.924        $12.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             24             33             11              2
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.021         $1.038         $1.056         $1.074         $1.092
  Accumulation Unit Value at end of
   period                                 $1.004         $1.021         $1.038         $1.056         $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,718         24,333         33,496         34,177         46,249
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.997         $1.016         $1.035         $1.055         $1.075
  Accumulation Unit Value at end of
   period                                 $0.978         $0.997         $1.016         $1.035         $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,289          1,989          4,431          3,123          4,604

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.324        $14.676        $13.758        $13.487              -
  Accumulation Unit Value at end of
   period                                $13.404        $15.324        $14.676        $13.758              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,029          1,979          1,532          1,211              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.113        $14.503        $13.623        $13.373              -
  Accumulation Unit Value at end of
   period                                $13.193        $15.113        $14.503        $13.623              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                283            211            156            118              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.546        $14.934        $14.041        $13.793              -
  Accumulation Unit Value at end of
   period                                $13.557        $15.546        $14.934        $14.041              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,148          1,370          1,290          1,219              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.379        $14.803        $13.946        $13.717              -
  Accumulation Unit Value at end of
   period                                $13.385        $15.379        $14.803        $13.946              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,473          1,490          1,258            833              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.379        $14.803        $13.946        $13.717              -
  Accumulation Unit Value at end of
   period                                $13.385        $15.379        $14.803        $13.946              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,473          1,490          1,258            833              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.706        $14.198        $13.416        $13.222              -
  Accumulation Unit Value at end of
   period                                $12.761        $14.706        $14.198        $13.416              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                193            227            170            124              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.087         $1.054         $1.024         $1.014              -
  Accumulation Unit Value at end of
   period                                 $1.092         $1.087         $1.054         $1.024              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             74,042         40,328         11,347          6,830              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.072         $1.041         $1.014         $1.005              -
  Accumulation Unit Value at end of
   period                                 $1.075         $1.072         $1.041         $1.014              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,058          1,766          1,420            894              -

114

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.032         $1.053         $1.074         $1.096         $1.117
  Accumulation Unit Value at end of
   period                                 $1.011         $1.032         $1.053         $1.074         $1.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,544          9,778         16,084         17,131         22,607
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.011         $1.033         $1.056         $1.080         $1.103
  Accumulation Unit Value at end of
   period                                 $0.989         $1.011         $1.033         $1.056         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,385         14,929         21,544         21,143         29,380
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.011         $1.033         $1.056         $1.080         $1.103
  Accumulation Unit Value at end of
   period                                 $0.989         $1.011         $1.033         $1.056         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,385         14,929         21,544         21,143         29,380
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.939         $0.963         $0.986         $1.011         $1.035
  Accumulation Unit Value at end of
   period                                 $0.917         $0.939         $0.963         $0.986         $1.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,118          3,015          3,417          2,310          2,427
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.935         $0.959         $0.983         $1.008         $1.033
  Accumulation Unit Value at end of
   period                                 $0.912         $0.935         $0.959         $0.983         $1.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,918          2,080          2,647          2,735          4,816
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.945         $9.195         $9.451         $9.714         $9.978
  Accumulation Unit Value at end of
   period                                 $8.702         $8.945         $9.195         $9.451         $9.714
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             16             29              5              5
INVESCO V.I. AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.284         $9.197        $10.722              -              -
  Accumulation Unit Value at end of
   period                                $14.169        $10.284         $9.197              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            301            187              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.247         $9.183        $10.720              -              -
  Accumulation Unit Value at end of
   period                                $14.090        $10.247         $9.183              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             55             26              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.229         $9.176        $10.718              -              -
  Accumulation Unit Value at end of
   period                                $14.051        $10.229         $9.176              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            158             86              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.192         $9.161        $10.716              -              -
  Accumulation Unit Value at end of
   period                                $13.973        $10.192         $9.161              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            207            174              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.116         $1.085         $1.057         $1.049              -
  Accumulation Unit Value at end of
   period                                 $1.117         $1.116         $1.085         $1.057              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             31,787         21,040         11,826          8,050              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.104         $1.075         $1.050         $1.043              -
  Accumulation Unit Value at end of
   period                                 $1.103         $1.104         $1.075         $1.050              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,287         12,644          5,730          3,984              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.104         $1.075         $1.050         $1.043              -
  Accumulation Unit Value at end of
   period                                 $1.103         $1.104         $1.075         $1.050              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,287         12,644          5,730          3,984              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.037         $1.013         $0.992         $0.988              -
  Accumulation Unit Value at end of
   period                                 $1.033         $1.037         $1.013         $0.992              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,801          2,748          1,638          1,198              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.192         $9.161        $10.716              -              -
  Accumulation Unit Value at end of
   period                                $13.973        $10.192         $9.161              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            207            174              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.147         $9.143        $10.712              -              -
  Accumulation Unit Value at end of
   period                                $13.876        $10.147         $9.143              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             45             19              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.138         $9.139        $10.711              -              -
  Accumulation Unit Value at end of
   period                                $13.856        $10.138         $9.139              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             37             24              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.092         $9.121        $10.708              -              -
  Accumulation Unit Value at end of
   period                                $13.760        $10.092         $9.121              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             11              7              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.860        $11.486        $11.691        $10.854         $8.605
  Accumulation Unit Value at end of
   period                                $16.342        $12.860        $11.486        $11.691        $10.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                414            542            648            818            957
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.660        $11.330        $11.555        $10.749         $8.539
  Accumulation Unit Value at end of
   period                                $16.056        $12.660        $11.330        $11.555        $10.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64            119            127            138            167
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.561        $11.253        $11.488        $10.697         $8.506
  Accumulation Unit Value at end of
   period                                $15.914        $12.561        $11.253        $11.488        $10.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            164            262            365            461
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.366        $11.100        $11.354        $10.594         $8.441
  Accumulation Unit Value at end of
   period                                $15.636        $12.366        $11.100        $11.354        $10.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                287            424            546            700            833
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.366        $11.100        $11.354        $10.594         $8.441
  Accumulation Unit Value at end of
   period                                $15.636        $12.366        $11.100        $11.354        $10.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                287            424            546            700            833
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.126        $10.912        $11.190        $10.467         $8.361
  Accumulation Unit Value at end of
   period                                $15.294        $12.126        $10.912        $11.190        $10.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            128            125            104             89

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.529        $11.787        $10.273         $9.626              -
  Accumulation Unit Value at end of
   period                                 $8.605        $12.529        $11.787        $10.273              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                999          1,159          1,208              2              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.458        $11.744        $10.256         $9.622              -
  Accumulation Unit Value at end of
   period                                 $8.539        $12.458        $11.744        $10.256              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            156            135              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.423        $11.722        $10.247         $9.621              -
  Accumulation Unit Value at end of
   period                                 $8.506        $12.423        $11.722        $10.247              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                522            657            760              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.352        $11.679        $10.230         $9.617              -
  Accumulation Unit Value at end of
   period                                 $8.441        $12.352        $11.679        $10.230              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                865          1,004          1,135              6              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.352        $11.679        $10.230         $9.617              -
  Accumulation Unit Value at end of
   period                                 $8.441        $12.352        $11.679        $10.230              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                865          1,004          1,135              6              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

116

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.079        $10.875        $11.157        $10.442         $8.345
  Accumulation Unit Value at end of
   period                                $15.227        $12.079        $10.875        $11.157        $10.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             65             81            110            143
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.578        $13.158        $13.533        $12.698        $10.173
  Accumulation Unit Value at end of
   period                                $18.332        $14.578        $13.158        $13.533        $12.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18              2              2              2              -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.379         $1.369         $1.291         $1.245         $1.267
  Accumulation Unit Value at end of
   period                                 $1.321         $1.379         $1.369         $1.291         $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,290         23,717         25,297         31,810         35,898
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.349         $1.341         $1.267         $1.225         $1.249
  Accumulation Unit Value at end of
   period                                 $1.289         $1.349         $1.341         $1.267         $1.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,892          3,724          3,685          5,374          6,307
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.334         $1.328         $1.255         $1.215         $1.240
  Accumulation Unit Value at end of
   period                                 $1.273         $1.334         $1.328         $1.255         $1.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,449          9,297         11,398         15,653         19,347
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.306         $1.303         $1.234         $1.197         $1.224
  Accumulation Unit Value at end of
   period                                 $1.244         $1.306         $1.303         $1.234         $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,581         13,016         14,697         20,228         24,141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.306         $1.303         $1.234         $1.197         $1.224
  Accumulation Unit Value at end of
   period                                 $1.244         $1.306         $1.303         $1.234         $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,581         13,016         14,697         20,228         24,141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.273         $1.273         $1.209         $1.175         $1.205
  Accumulation Unit Value at end of
   period                                 $1.209         $1.273         $1.273         $1.209         $1.175
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,448          3,922          3,367          3,851          4,255
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.267         $1.268         $1.205         $1.172         $1.202
  Accumulation Unit Value at end of
   period                                 $1.203         $1.267         $1.268         $1.205         $1.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,458          3,493          3,764          7,465          4,351
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.782        $10.815        $10.302        $10.047        $10.328
  Accumulation Unit Value at end of
   period                                $10.215        $10.782        $10.815        $10.302        $10.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26              9              2              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.248        $11.615        $10.204         $9.612              -
  Accumulation Unit Value at end of
   period                                 $8.345        $12.248        $11.615        $10.204              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                139            141            148              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.147         $1.098         $1.078         $1.078              -
  Accumulation Unit Value at end of
   period                                 $1.267         $1.147         $1.098         $1.078              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,447         35,318         22,144         14,085              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.133         $1.086         $1.069         $1.070              -
  Accumulation Unit Value at end of
   period                                 $1.249         $1.133         $1.086         $1.069              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,942          4,462          3,171          1,512              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.126         $1.080         $1.064         $1.066              -
  Accumulation Unit Value at end of
   period                                 $1.240         $1.126         $1.080         $1.064              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,817         23,928         20,478         18,324              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.114         $1.071         $1.057         $1.060              -
  Accumulation Unit Value at end of
   period                                 $1.224         $1.114         $1.071         $1.057              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,414         27,651         22,211         14,577              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.114         $1.071         $1.057         $1.060              -
  Accumulation Unit Value at end of
   period                                 $1.224         $1.114         $1.071         $1.057              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,414         27,651         22,211         14,577              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.097         $1.058         $1.047         $1.053              -
  Accumulation Unit Value at end of
   period                                 $1.202         $1.097         $1.058         $1.047              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,266          3,415          2,685          1,605              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.095         $1.844         $2.011         $1.813         $1.363
  Accumulation Unit Value at
   end of period                   $2.451         $2.095         $1.844         $2.011         $1.813
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,649          4,072          5,107          5,865          6,600
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $2.048         $1.807         $1.974         $1.783         $1.344
  Accumulation Unit Value at
   end of period                   $2.392         $2.048         $1.807         $1.974         $1.783
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     262            345            387            518            638
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.025         $1.788         $1.956         $1.768         $1.334
  Accumulation Unit Value at
   end of period                   $2.362         $2.025         $1.788         $1.956         $1.768
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     962            936          1,264          1,569          2,140
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.983         $1.755         $1.924         $1.742         $1.317
  Accumulation Unit Value at
   end of period                   $2.309         $1.983         $1.755         $1.924         $1.742
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,486          1,965          2,922          3,592          4,448
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.983         $1.755         $1.924         $1.742         $1.317
  Accumulation Unit Value at
   end of period                   $2.309         $1.983         $1.755         $1.924         $1.742
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,486          1,965          2,922          3,592          4,448
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $1.933         $1.714         $1.884         $1.711         $1.296
  Accumulation Unit Value at
   end of period                   $2.245         $1.933         $1.714         $1.884         $1.711
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     341            334            291            171            116
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.924         $1.708         $1.877         $1.706         $1.293
  Accumulation Unit Value at
   end of period                   $2.233         $1.924         $1.708         $1.877         $1.706
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     188            322            387            412            503
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.681        $13.951        $15.377        $14.004        $10.644
  Accumulation Unit Value at
   end of period                  $18.157        $15.681        $13.951        $15.377        $14.004
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              1              1              1              -
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.780         $1.632         $1.773         $1.580         $1.235
  Accumulation Unit Value at
   end of period                   $2.255         $1.780         $1.632         $1.773         $1.580
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,910          3,942          4,985          6,201          7,387
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.741         $1.599         $1.741         $1.555         $1.217
  Accumulation Unit Value at
   end of period                   $2.200         $1.741         $1.599         $1.741         $1.555
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     528            939          1,031          1,551          1,852

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.326         $2.062         $1.636         $1.379              -
  Accumulation Unit Value at
   end of period                   $1.363         $2.326         $2.062         $1.636              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,402          5,913          4,739          1,145              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $2.297         $2.041         $1.622         $1.369              -
  Accumulation Unit Value at
   end of period                   $1.344         $2.297         $2.041         $1.622              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     575            476          1,861          1,346              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.283         $2.030         $1.615         $1.364              -
  Accumulation Unit Value at
   end of period                   $1.334         $2.283         $2.030         $1.615              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,497          2,358          1,370            993              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $2.258         $2.012         $1.604         $1.356              -
  Accumulation Unit Value at
   end of period                   $1.317         $2.258         $2.012         $1.604              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,626          3,867          3,462          1,519              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.258         $2.012         $1.604         $1.356              -
  Accumulation Unit Value at
   end of period                   $1.317         $2.258         $2.012         $1.604              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,626          3,867          3,462          1,519              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.224         $1.987         $1.589         $1.347              -
  Accumulation Unit Value at
   end of period                   $1.293         $2.224         $1.987         $1.589              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     497            546            312            207              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.757         $1.631         $1.491         $1.376              -
  Accumulation Unit Value at
   end of period                   $1.235         $1.757         $1.631         $1.491              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   8,366          9,718          9,619          9,568              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.735         $1.614         $1.479         $1.366              -
  Accumulation Unit Value at
   end of period                   $1.217         $1.735         $1.614         $1.479              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,033          1,071            594            562              -

118

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.721         $1.583         $1.725         $1.542         $1.208
  Accumulation Unit Value at
   end of period                   $2.173         $1.721         $1.583         $1.725         $1.542
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,483          2,100          2,824          3,854          4,844
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.686         $1.553         $1.696         $1.519         $1.193
  Accumulation Unit Value at
   end of period                   $2.124         $1.686         $1.553         $1.696         $1.519
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,130          2,919          3,872          5,157          5,938
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.686         $1.553         $1.696         $1.519         $1.193
  Accumulation Unit Value at
   end of period                   $2.124         $1.686         $1.553         $1.696         $1.519
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,130          2,919          3,872          5,157          5,938
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $1.643         $1.517         $1.661         $1.492         $1.174
  Accumulation Unit Value at
   end of period                   $2.065         $1.643         $1.517         $1.661         $1.492
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,307          1,120          1,064            814            370
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.635         $1.511         $1.655         $1.487         $1.171
  Accumulation Unit Value at
   end of period                   $2.055         $1.635         $1.511         $1.655         $1.487
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     187            286            353            433            617
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.166        $13.124        $14.409        $12.979        $10.245
  Accumulation Unit Value at
   end of period                  $17.754        $14.166        $13.124        $14.409        $12.979
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              8              6              4              -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.854        $10.014              -              -              -
  Accumulation Unit Value at
   end of period                  $13.274         $9.854              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25              9              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.837        $10.011              -              -              -
  Accumulation Unit Value at
   end of period                  $13.225         $9.837              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.829        $10.009              -              -              -
  Accumulation Unit Value at
   end of period                  $13.201         $9.829              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3             14              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.813        $10.006              -              -              -
  Accumulation Unit Value at
   end of period                  $13.153         $9.813              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10              8              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.724         $1.606         $1.472         $1.361              -
  Accumulation Unit Value at
   end of period                   $1.208         $1.724         $1.606         $1.472              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,142          9,832         11,984         13,307              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.705         $1.591         $1.462         $1.354              -
  Accumulation Unit Value at
   end of period                   $1.193         $1.705         $1.591         $1.462              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,478          6,566          5,902          4,687              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.705         $1.591         $1.462         $1.354              -
  Accumulation Unit Value at
   end of period                   $1.193         $1.705         $1.591         $1.462              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,478          6,566          5,902          4,687              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.680         $1.572         $1.449         $1.344              -
  Accumulation Unit Value at
   end of period                   $1.171         $1.680         $1.572         $1.449              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     677            911            867            492              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.813        $10.006              -              -              -
  Accumulation Unit Value at
   end of period                  $13.153         $9.813              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10              8              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.792        $10.002              -              -              -
  Accumulation Unit Value at
   end of period                  $13.093         $9.792              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              3              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.788        $10.001              -              -              -
  Accumulation Unit Value at
   end of period                  $13.081         $9.788              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              1              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.768         $9.997              -              -              -
  Accumulation Unit Value at
   end of period                  $13.021         $9.768              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.979              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.902              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     204              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.977              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.891              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      52              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.976              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.885              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     203              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.973              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.873              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     112              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.973              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.873              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     112              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.970              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.859              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      37              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

120

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.969              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.856              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      30              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.966              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.841              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.370        $14.619        $14.979        $11.853         $9.940
  Accumulation Unit Value at
   end of period                  $22.124        $16.370        $14.619        $14.979        $11.853
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     218            275            395            425            470
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $16.071        $14.381        $14.764        $11.707         $9.837
  Accumulation Unit Value at
   end of period                  $21.677        $16.071        $14.381        $14.764        $11.707
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             33             40             49             64
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $15.924        $14.264        $14.658        $11.634         $9.786
  Accumulation Unit Value at
   end of period                  $21.457        $15.924        $14.264        $14.658        $11.634
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      65             81            108            136            189
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $15.633        $14.031        $14.448        $11.491         $9.684
  Accumulation Unit Value at
   end of period                  $21.024        $15.633        $14.031        $14.448        $11.491
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     143            193            275            349            383
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.633        $14.031        $14.448        $11.491         $9.684
  Accumulation Unit Value at
   end of period                  $21.024        $15.633        $14.031        $14.448        $11.491
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     143            193            275            349            383
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.279        $13.748        $14.192        $11.315         $9.560
  Accumulation Unit Value at
   end of period                  $20.496        $15.279        $13.748        $14.192        $11.315
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      90             84             88             60             39
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.211        $13.693        $14.142        $11.281         $9.536
  Accumulation Unit Value at
   end of period                  $20.394        $15.211        $13.693        $14.142        $11.281
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             41             60             68             71
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.506        $14.897        $15.424        $12.334        $10.452
  Accumulation Unit Value at
   end of period                  $22.076        $16.506        $14.897        $15.424        $12.334
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11              5              4              2              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.719        $14.233        $12.327        $10.754              -
  Accumulation Unit Value at
   end of period                   $9.940        $14.719        $14.233        $12.327              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     474            329            154             83              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $14.596        $14.142        $12.273        $10.721              -
  Accumulation Unit Value at
   end of period                   $9.837        $14.596        $14.142        $12.273              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      61             37             10              3              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $14.534        $14.097        $12.246        $10.704              -
  Accumulation Unit Value at
   end of period                   $9.786        $14.534        $14.097        $12.246              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     217            228            159            118              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $14.413        $14.007        $12.192        $10.671              -
  Accumulation Unit Value at
   end of period                   $9.684        $14.413        $14.007        $12.192              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     417            345            281            197              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.413        $14.007        $12.192        $10.671              -
  Accumulation Unit Value at
   end of period                   $9.684        $14.413        $14.007        $12.192              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     417            345            281            197              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.235        $13.875        $12.114        $10.624              -
  Accumulation Unit Value at
   end of period                   $9.536        $14.235        $13.875        $12.114              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      66             49             41             20              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.192         $1.030         $1.081         $1.024         $0.704
  Accumulation Unit Value at
   end of period                   $1.567         $1.192         $1.030         $1.081         $1.024
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,047          2,796          3,331          4,421          6,168
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.165         $1.009         $1.061         $1.007         $0.693
  Accumulation Unit Value at
   end of period                   $1.529         $1.165         $1.009         $1.061         $1.007
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     392            646            688            825          1,042
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.152         $0.999         $1.051         $0.999         $0.688
  Accumulation Unit Value at
   end of period                   $1.511         $1.152         $0.999         $1.051         $0.999
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,414          2,030          2,720          4,017          5,368
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.128         $0.980         $1.033         $0.984         $0.680
  Accumulation Unit Value at
   end of period                   $1.477         $1.128         $0.980         $1.033         $0.984
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,103          1,812          2,148          2,799          4,094
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.128         $0.980         $1.033         $0.984         $0.680
  Accumulation Unit Value at
   end of period                   $1.477         $1.128         $0.980         $1.033         $0.984
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,103          1,812          2,148          2,799          4,094
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $1.100         $0.958         $1.012         $0.966         $0.669
  Accumulation Unit Value at
   end of period                   $1.435         $1.100         $0.958         $1.012         $0.966
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     553            332            254            235            155
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.095         $0.954         $1.009         $0.963         $0.667
  Accumulation Unit Value at
   end of period                   $1.428         $1.095         $0.954         $1.009         $0.963
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     161            226            282            349            398
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.719        $14.600        $15.479        $14.822        $10.293
  Accumulation Unit Value at
   end of period                  $21.756        $16.719        $14.600        $15.479        $14.822
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              1              -              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.951        $13.155        $13.985        $12.660         $9.757
  Accumulation Unit Value at
   end of period                  $20.045        $15.951        $13.155        $13.985        $12.660
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      53             65             94             89             53
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $15.576        $12.870        $13.710        $12.436         $9.603
  Accumulation Unit Value at
   end of period                  $19.533        $15.576        $12.870        $13.710        $12.436
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              8              7             33             33

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
INVESCO V.I. VALUE
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.484         $1.486         $1.335         $1.230              -
  Accumulation Unit Value at
   end of period                   $0.704         $1.484         $1.486         $1.335              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,589          7,750          8,599          9,322              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.465         $1.471         $1.324         $1.221              -
  Accumulation Unit Value at
   end of period                   $0.693         $1.465         $1.471         $1.324              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,219            839            638            648              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.456         $1.463         $1.318         $1.217              -
  Accumulation Unit Value at
   end of period                   $0.688         $1.456         $1.463         $1.318              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,462          7,946         10,445         11,931              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.440         $1.450         $1.309         $1.210              -
  Accumulation Unit Value at
   end of period                   $0.680         $1.440         $1.450         $1.309              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,015          4,213          4,242          4,043              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.440         $1.450         $1.309         $1.210              -
  Accumulation Unit Value at
   end of period                   $0.680         $1.440         $1.450         $1.309              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,015          4,213          4,242          4,043              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.419         $1.432         $1.297         $1.201              -
  Accumulation Unit Value at
   end of period                   $0.667         $1.419         $1.432         $1.297              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     416            575            591            557              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.985        $13.958        $11.412        $10.404              -
  Accumulation Unit Value at
   end of period                   $9.757        $14.985        $13.958        $11.412              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      93             69             75             57              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $14.779        $13.794        $11.300        $10.316              -
  Accumulation Unit Value at
   end of period                   $9.603        $14.779        $13.794        $11.300              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14              4              5              5              -

122

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $16.910        $13.987        $14.915        $13.542        $10.468
  Accumulation Unit Value at
   end of period                  $21.186        $16.910        $13.987        $14.915        $13.542
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             41             36             43             62
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $16.561        $13.726        $14.666        $13.343        $10.334
  Accumulation Unit Value at
   end of period                  $20.707        $16.561        $13.726        $14.666        $13.343
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             24             26             30             29
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $16.561        $13.726        $14.666        $13.343        $10.334
  Accumulation Unit Value at
   end of period                  $20.707        $16.561        $13.726        $14.666        $13.343
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             24             26             30             29
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.678        $12.196        $13.063        $11.915         $9.251
  Accumulation Unit Value at
   end of period                  $18.307        $14.678        $12.196        $13.063        $11.915
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             24             19             16             13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.612        $12.147        $13.018        $11.879         $9.228
  Accumulation Unit Value at
   end of period                  $18.216        $14.612        $12.147        $13.018        $11.879
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              9              6              7              8
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.593        $13.828        $14.856        $13.591        $10.584
  Accumulation Unit Value at
   end of period                  $20.633        $16.593        $13.828        $14.856        $13.591
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              1              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.139         $6.185         $6.312         $5.566         $4.113
  Accumulation Unit Value at
   end of period                   $9.605         $7.139         $6.185         $6.312         $5.566
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     629            282            298            377            359
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $6.970         $6.052         $6.188         $5.468         $4.048
  Accumulation Unit Value at
   end of period                   $9.360         $6.970         $6.052         $6.188         $5.468
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             44             54             51             55
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.288         $8.941         $9.152         $8.095         $5.999
  Accumulation Unit Value at
   end of period                  $13.801        $10.288         $8.941         $9.152         $8.095
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     117             84            128            129            178
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.076         $8.775         $8.999         $7.976         $5.922
  Accumulation Unit Value at
   end of period                  $13.489        $10.076         $8.775         $8.999         $7.976
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      99            145            137            158            155

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $16.125        $15.066        $12.355        $11.286              -
  Accumulation Unit Value at
   end of period                  $10.468        $16.125        $15.066        $12.355              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      95            100            160            164              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $15.952        $14.933        $12.271        $11.224              -
  Accumulation Unit Value at
   end of period                  $10.334        $15.952        $14.933        $12.271              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      45             41             33             15              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.952        $14.933        $12.271        $11.224              -
  Accumulation Unit Value at
   end of period                  $10.334        $15.952        $14.933        $12.271              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      45             41             33             15              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.287        $13.415        $11.056        $10.133              -
  Accumulation Unit Value at
   end of period                   $9.228        $14.287        $13.415        $11.056              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             10              5              4              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.684         $5.611         $5.290         $4.483              -
  Accumulation Unit Value at
   end of period                   $4.113         $6.684         $5.611         $5.290              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     344            300            255            213              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $6.592         $5.545         $5.238         $4.445              -
  Accumulation Unit Value at
   end of period                   $4.048         $6.592         $5.545         $5.238              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      69             39             23             18              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.779         $8.233         $7.785         $6.611              -
  Accumulation Unit Value at
   end of period                   $5.999         $9.779         $8.233         $7.785              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     188            222            232            255              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.674         $8.161         $7.732         $6.575              -
  Accumulation Unit Value at
   end of period                   $5.922         $9.674         $8.161         $7.732              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     115            112             86             85              -

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.076         $8.775         $8.999         $7.976         $5.922
  Accumulation Unit Value at
   end of period                  $13.489        $10.076         $8.775         $8.999         $7.976
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      99            145            137            158            155
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $6.628         $5.787         $5.950         $5.286         $3.935
  Accumulation Unit Value at
   end of period                   $8.852         $6.628         $5.787         $5.950         $5.286
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      69             68             63             48             48
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.599         $5.764         $5.929         $5.270         $3.925
  Accumulation Unit Value at
   end of period                   $8.808         $6.599         $5.764         $5.929         $5.270
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             26             37             38             48
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.805        $14.715        $15.175        $13.523        $10.096
  Accumulation Unit Value at
   end of period                  $22.374        $16.805        $14.715        $15.175        $13.523
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13              -              -              -              -
MFS HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.141              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.481              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     628              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.138              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.470              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      88              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.137              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.465              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     181              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.134              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.454              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     389              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.134              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.454              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     389              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.131              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.441              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     131              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.674         $8.161         $7.732         $6.575              -
  Accumulation Unit Value at
   end of period                   $5.922         $9.674         $8.161         $7.732              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     115            112             86             85              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.431         $5.442         $5.171         $4.406              -
  Accumulation Unit Value at
   end of period                   $3.925         $6.431         $5.442         $5.171              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      42             34             34             15              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

124

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.130              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.438              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.127              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.425              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14              -              -              -              -
MFS INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.659         $6.660         $6.735         $6.091         $4.439
  Accumulation Unit Value at
   end of period                   $9.811         $7.659         $6.660         $6.735         $6.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     115            158            206            222            291
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $7.478         $6.516         $6.603         $5.983         $4.369
  Accumulation Unit Value at
   end of period                   $9.560         $7.478         $6.516         $6.603         $5.983
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             20             28             30             22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.371         $8.173         $8.291         $7.520         $5.497
  Accumulation Unit Value at
   end of period                  $11.969         $9.371         $8.173         $8.291         $7.520
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25             53             77            111            133
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.178         $8.021         $8.152         $7.409         $5.427
  Accumulation Unit Value at
   end of period                  $11.698         $9.178         $8.021         $8.152         $7.409
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             78             91            111            155
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.178         $8.021         $8.152         $7.409         $5.427
  Accumulation Unit Value at
   end of period                  $11.698         $9.178         $8.021         $8.152         $7.409
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             78             91            111            155
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.250         $6.351         $6.472         $5.896         $4.330
  Accumulation Unit Value at
   end of period                   $9.217         $7.250         $6.351         $6.472         $5.896
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      50             17             20             14              3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.217         $6.326         $6.449         $5.879         $4.319
  Accumulation Unit Value at
   end of period                   $9.171         $7.217         $6.326         $6.449         $5.879
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             18             24             17             17
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.735        $14.706        $15.029        $13.735        $10.116
  Accumulation Unit Value at
   end of period                  $21.214        $16.735        $14.706        $15.029        $13.735
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.153         $6.534         $6.178         $5.623              -
  Accumulation Unit Value at
   end of period                   $4.439         $7.153         $6.534         $6.178              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     337            372            414            546              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $7.055         $6.457         $6.117         $5.575              -
  Accumulation Unit Value at
   end of period                   $4.369         $7.055         $6.457         $6.117              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24             36             36             41              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.885         $8.140         $7.719         $7.041              -
  Accumulation Unit Value at
   end of period                   $5.497         $8.885         $8.140         $7.719              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     171            312            444            481              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $8.789         $8.068         $7.667         $7.002              -
  Accumulation Unit Value at
   end of period                   $5.427         $8.789         $8.068         $7.667              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     167            168            146            156              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.789         $8.068         $7.667         $7.002              -
  Accumulation Unit Value at
   end of period                   $5.427         $8.789         $8.068         $7.667              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     167            168            146            156              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.016         $6.459         $6.157         $5.634              -
  Accumulation Unit Value at
   end of period                   $4.319         $7.016         $6.459         $6.157              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24             31             32             29              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.509         $8.968         $9.326         $8.538         $6.844
  Accumulation Unit Value at
   end of period                  $13.643        $10.509         $8.968         $9.326         $8.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     812          1,177          1,512          1,888          2,162
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.261         $8.775         $9.142         $8.387         $6.736
  Accumulation Unit Value at
   end of period                  $13.295        $10.261         $8.775         $9.142         $8.387
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     133            193            226            269            319
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.201         $8.732         $9.107         $8.363         $6.723
  Accumulation Unit Value at
   end of period                  $13.204        $10.201         $8.732         $9.107         $8.363
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     278            419            596            800          1,051
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.990         $8.569         $8.955         $8.240         $6.637
  Accumulation Unit Value at
   end of period                  $12.906         $9.990         $8.569         $8.955         $8.240
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     527            753            954          1,184          1,404
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.990         $8.569         $8.955         $8.240         $6.637
  Accumulation Unit Value at
   end of period                  $12.906         $9.990         $8.569         $8.955         $8.240
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     527            753            954          1,184          1,404
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.878         $8.494         $8.899         $8.208         $6.629
  Accumulation Unit Value at
   end of period                  $12.729         $9.878         $8.494         $8.899         $8.208
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     199            200            185            161            124
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.834         $8.460         $8.868         $8.184         $6.612
  Accumulation Unit Value at
   end of period                  $12.665         $9.834         $8.460         $8.868         $8.184
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      75            127            152            192            250
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.045        $12.975        $13.635        $12.615        $10.218
  Accumulation Unit Value at
   end of period                  $19.329        $15.045        $12.975        $13.635        $12.615
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19              3              2              2              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.252         $5.458         $5.906         $4.634         $3.324
  Accumulation Unit Value at
   end of period                   $8.466         $6.252         $5.458         $5.906         $4.634
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     362            433            517            666            764
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $6.105         $5.340         $5.790         $4.552         $3.272
  Accumulation Unit Value at
   end of period                   $8.249         $6.105         $5.340         $5.790         $4.552
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      43             79            100            143            169

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.402         $9.592         $8.634         $7.850              -
  Accumulation Unit Value at
   end of period                   $6.844        $10.402         $9.592         $8.634              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,289          2,182          1,599            946              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.259         $9.479         $8.550         $7.783              -
  Accumulation Unit Value at
   end of period                   $6.736        $10.259         $9.479         $8.550              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     331            280            206             85              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.250         $9.480         $8.559         $7.797              -
  Accumulation Unit Value at
   end of period                   $6.723        $10.250         $9.480         $8.559              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,151          1,256          1,154            986              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.140         $9.397         $8.501         $7.754              -
  Accumulation Unit Value at
   end of period                   $6.637        $10.140         $9.397         $8.501              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,578          1,560          1,480            957              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.140         $9.397         $8.501         $7.754              -
  Accumulation Unit Value at
   end of period                   $6.637        $10.140         $9.397         $8.501              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,578          1,560          1,480            957              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.132         $9.417         $8.545         $7.810              -
  Accumulation Unit Value at
   end of period                   $6.612        $10.132         $9.417         $8.545              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     233            207            191            115              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.980         $6.465         $6.413         $5.633              -
  Accumulation Unit Value at
   end of period                   $3.324         $6.980         $6.465         $6.413              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     783            734            787            835              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $6.884         $6.389         $6.350         $5.585              -
  Accumulation Unit Value at
   end of period                   $3.272         $6.884         $6.389         $6.350              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     161             93             68             41              -

126

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.576         $4.882         $5.300         $4.170         $3.001
  Accumulation Unit Value at end of
   period                                 $7.528         $5.576         $4.882         $5.300         $4.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            273            372            518            606
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $5.461         $4.791         $5.211         $4.109         $2.962
  Accumulation Unit Value at end of
   period                                 $7.358         $5.461         $4.791         $5.211         $4.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210            280            332            485            550
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.461         $4.791         $5.211         $4.109         $2.962
  Accumulation Unit Value at end of
   period                                 $7.358         $5.461         $4.791         $5.211         $4.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210            280            332            485            550
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.753         $5.060         $5.517         $4.361         $3.152
  Accumulation Unit Value at end of
   period                                 $7.731         $5.753         $5.060         $5.517         $4.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126             55             63             41             37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.727         $5.040         $5.498         $4.347         $3.144
  Accumulation Unit Value at end of
   period                                 $7.693         $5.727         $5.040         $5.498         $4.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             67             85             92             81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.381        $16.214        $17.733        $14.058        $10.192
  Accumulation Unit Value at end of
   period                                $24.628        $18.381        $16.214        $17.733        $14.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.388        $10.394        $11.782         $8.790         $5.479
  Accumulation Unit Value at end of
   period                                $17.236        $12.388        $10.394        $11.782         $8.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                455            650            814            977          1,240
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.096        $10.169        $11.550         $8.634         $5.393
  Accumulation Unit Value at end of
   period                                $16.796        $12.096        $10.169        $11.550         $8.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74            117            132            157            191
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.979        $15.131        $17.203        $12.873         $8.048
  Accumulation Unit Value at end of
   period                                $24.941        $17.979        $15.131        $17.203        $12.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                101            186            259            327            443
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.608        $14.848        $16.916        $12.683         $7.945
  Accumulation Unit Value at end of
   period                                $24.378        $17.608        $14.848        $16.916        $12.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                209            289            401            492            632

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.320         $5.871         $5.841         $5.141              -
  Accumulation Unit Value at end of
   period                                 $3.001         $6.320         $5.871         $5.841              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                685            904          1,114          1,162              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.252         $5.819         $5.801         $5.113              -
  Accumulation Unit Value at end of
   period                                 $2.962         $6.252         $5.819         $5.801              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                477            493            414            339              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.252         $5.819         $5.801         $5.113              -
  Accumulation Unit Value at end of
   period                                 $2.962         $6.252         $5.819         $5.801              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                477            493            414            339              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.655         $6.213         $6.213         $5.486              -
  Accumulation Unit Value at end of
   period                                 $3.144         $6.655         $6.213         $6.213              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             79            151            119              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.186         $9.114         $8.188         $6.826              -
  Accumulation Unit Value at end of
   period                                 $5.479         $9.186         $9.114         $8.188              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,404          1,504          1,206            797              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.059         $9.006         $8.108         $6.768              -
  Accumulation Unit Value at end of
   period                                 $5.393         $9.059         $9.006         $8.108              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                225            198            152            130              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.533        $13.468        $12.136        $10.138              -
  Accumulation Unit Value at end of
   period                                 $8.048        $13.533        $13.468        $12.136              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                552            647            719            625              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.388        $13.349        $12.054        $10.082              -
  Accumulation Unit Value at end of
   period                                 $7.945        $13.388        $13.349        $12.054              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                740            795            764            501              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.608        $14.848        $16.916        $12.683         $7.945
  Accumulation Unit Value at end of
   period                                $24.378        $17.608        $14.848        $16.916        $12.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                209            289            401            492            632
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.399         $9.636        $11.005         $8.272         $5.195
  Accumulation Unit Value at end of
   period                                $15.741        $11.399         $9.636        $11.005         $8.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            115            102             72             62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.347         $9.598        $10.967         $8.247         $5.182
  Accumulation Unit Value at end of
   period                                $15.663        $11.347         $9.598        $10.967         $8.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             89            111            118            155
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.855        $20.227        $23.171        $17.468        $11.003
  Accumulation Unit Value at end of
   period                                $32.845        $23.855        $20.227        $23.171        $17.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              3              2              2              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.460        $12.753        $12.152        $11.502        $10.072
  Accumulation Unit Value at end of
   period                                $13.096        $13.460        $12.753        $12.152        $11.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,677            780            773            921            914
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.251        $12.581        $12.012        $11.392         $9.995
  Accumulation Unit Value at end of
   period                                $12.868        $13.251        $12.581        $12.012        $11.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93            121            136             96             80
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.148        $12.495        $11.942        $11.337         $9.957
  Accumulation Unit Value at end of
   period                                $12.755        $13.148        $12.495        $11.942        $11.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                481            303            336            367            320
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.944        $12.326        $11.804        $11.228         $9.881
  Accumulation Unit Value at end of
   period                                $12.532        $12.944        $12.326        $11.804        $11.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                338            497            586            585            583
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.944        $12.326        $11.804        $11.228         $9.881
  Accumulation Unit Value at end of
   period                                $12.532        $12.944        $12.326        $11.804        $11.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                338            497            586            585            583
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.694        $12.118        $11.634        $11.094         $9.788
  Accumulation Unit Value at end of
   period                                $12.259        $12.694        $12.118        $11.634        $11.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            140             87             65             63

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.388        $13.349        $12.054        $10.082              -
  Accumulation Unit Value at end of
   period                                 $7.945        $13.388        $13.349        $12.054              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                740            795            764            501              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.758         $8.759         $7.933         $6.648              -
  Accumulation Unit Value at end of
   period                                 $5.182         $8.758         $8.759         $7.933              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                163            161            146             80              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.493        $10.241        $10.012         $9.978              -
  Accumulation Unit Value at end of
   period                                $10.072        $10.493        $10.241        $10.012              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                719            475            156             10              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.434        $10.204         $9.996         $9.975              -
  Accumulation Unit Value at end of
   period                                 $9.995        $10.434        $10.204         $9.996              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92             50             20             13              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.404        $10.186         $9.988         $9.973              -
  Accumulation Unit Value at end of
   period                                 $9.957        $10.404        $10.186         $9.988              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                306            155             98             21              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.346        $10.149         $9.971         $9.970              -
  Accumulation Unit Value at end of
   period                                 $9.881        $10.346        $10.149         $9.971              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                453            397            190             13              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.346        $10.149         $9.971         $9.970              -
  Accumulation Unit Value at end of
   period                                 $9.881        $10.346        $10.149         $9.971              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                453            397            190             13              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

128

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.645        $12.077        $11.600        $11.067         $9.769
  Accumulation Unit Value at end of
   period                                $12.205        $12.645        $12.077        $11.600        $11.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             52             51             66             58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.177        $12.616        $12.149        $11.620        $10.282
  Accumulation Unit Value at end of
   period                                $12.687        $13.177        $12.616        $12.149        $11.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              2             15              2              -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.064        $11.387        $12.996        $11.929         $9.272
  Accumulation Unit Value at end of
   period                                $15.278        $13.064        $11.387        $12.996        $11.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            197            234            255            280
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.865        $11.236        $12.849        $11.818         $9.204
  Accumulation Unit Value at end of
   period                                $15.015        $12.865        $11.236        $12.849        $11.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             21             23             34             34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.767        $11.161        $12.776        $11.763         $9.171
  Accumulation Unit Value at end of
   period                                $14.885        $12.767        $11.161        $12.776        $11.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             64             70             82            127
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.572        $11.013        $12.632        $11.653         $9.104
  Accumulation Unit Value at end of
   period                                $14.629        $12.572        $11.013        $12.632        $11.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85            118            133            157            170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.572        $11.013        $12.632        $11.653         $9.104
  Accumulation Unit Value at end of
   period                                $14.629        $12.572        $11.013        $12.632        $11.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85            118            133            157            170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.333        $10.830        $12.454        $11.518         $9.020
  Accumulation Unit Value at end of
   period                                $14.316        $12.333        $10.830        $12.454        $11.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             17             15             16              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.286        $10.794        $12.419        $11.491         $9.004
  Accumulation Unit Value at end of
   period                                $14.254        $12.286        $10.794        $12.419        $11.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             19             19             21             24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.555        $12.820        $14.786        $13.716        $10.774
  Accumulation Unit Value at end of
   period                                $16.843        $14.555        $12.820        $14.786        $13.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.259        $10.094         $9.947         $9.966              -
  Accumulation Unit Value at end of
   period                                 $9.769        $10.259        $10.094         $9.947              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             28             20              8              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.373        $14.761        $11.957        $10.019              -
  Accumulation Unit Value at end of
   period                                 $9.272        $16.373        $14.761        $11.957              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                313            173             57              4              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.286        $14.711        $11.941        $10.018              -
  Accumulation Unit Value at end of
   period                                 $9.204        $16.286        $14.711        $11.941              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             16              8              2              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.242        $14.687        $11.933        $10.018              -
  Accumulation Unit Value at end of
   period                                 $9.171        $16.242        $14.687        $11.933              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                152             97             64             10              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.156        $14.638        $11.917        $10.018              -
  Accumulation Unit Value at end of
   period                                 $9.104        $16.156        $14.638        $11.917              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            148             65             32              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.156        $14.638        $11.917        $10.018              -
  Accumulation Unit Value at end of
   period                                 $9.104        $16.156        $14.638        $11.917              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            148             65             32              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.027        $14.564        $11.893        $10.018              -
  Accumulation Unit Value at end of
   period                                 $9.004        $16.027        $14.564        $11.893              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24              9              7              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.269        $11.508        $11.759        $10.320         $8.041
  Accumulation Unit Value at end of
   period                                $17.257        $13.269        $11.508        $11.759        $10.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             54             83            120            120
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.062        $11.352        $11.622        $10.220         $7.979
  Accumulation Unit Value at end of
   period                                $16.955        $13.062        $11.352        $11.622        $10.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              2              3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.960        $11.275        $11.555        $10.171         $7.949
  Accumulation Unit Value at end of
   period                                $16.805        $12.960        $11.275        $11.555        $10.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             15             11             14             26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.759        $11.121        $11.420        $10.073         $7.888
  Accumulation Unit Value at end of
   period                                $16.511        $12.759        $11.121        $11.420        $10.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             33             44             36             47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.759        $11.121        $11.420        $10.073         $7.888
  Accumulation Unit Value at end of
   period                                $16.511        $12.759        $11.121        $11.420        $10.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             33             44             36             47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.511        $10.933        $11.255         $9.952         $7.812
  Accumulation Unit Value at end of
   period                                $16.150        $12.511        $10.933        $11.255         $9.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              8              6              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.462        $10.896        $11.222         $9.928         $7.797
  Accumulation Unit Value at end of
   period                                $16.079        $12.462        $10.896        $11.222         $9.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              7              6              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.183        $14.184        $14.646        $12.989        $10.227
  Accumulation Unit Value at end of
   period                                $20.827        $16.183        $14.184        $14.646        $12.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.457        $13.217        $13.210        $12.222        $10.533
  Accumulation Unit Value at end of
   period                                $16.920        $14.457        $13.217        $13.210        $12.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,702          2,482          3,066          3,786          4,324
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.116        $12.931        $12.950        $12.006        $10.367
  Accumulation Unit Value at end of
   period                                $16.489        $14.116        $12.931        $12.950        $12.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                282            417            491            684            810

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.797        $11.498        $10.586         $9.467              -
  Accumulation Unit Value at end of
   period                                 $8.041        $12.797        $11.498        $10.586              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             52             32             13              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.724        $11.456        $10.568         $9.463              -
  Accumulation Unit Value at end of
   period                                 $7.979        $12.724        $11.456        $10.568              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.688        $11.435        $10.559         $9.462              -
  Accumulation Unit Value at end of
   period                                 $7.949        $12.688        $11.435        $10.559              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             11              9              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.616        $11.393        $10.542         $9.459              -
  Accumulation Unit Value at end of
   period                                 $7.888        $12.616        $11.393        $10.542              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             48             17             10              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.616        $11.393        $10.542         $9.459              -
  Accumulation Unit Value at end of
   period                                 $7.888        $12.616        $11.393        $10.542              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             48             17             10              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.510        $11.330        $10.515         $9.454              -
  Accumulation Unit Value at end of
   period                                 $7.797        $12.510        $11.330        $10.515              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              7              4              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.759        $13.429        $12.207        $11.833              -
  Accumulation Unit Value at end of
   period                                $10.533        $13.759        $13.429        $12.207              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,731          5,143          4,234          3,332              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.570        $13.271        $12.087        $11.732              -
  Accumulation Unit Value at end of
   period                                $10.367        $13.570        $13.271        $12.087              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                860            683            495            338              -

130

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.660        $13.443        $13.476        $12.506        $10.810
  Accumulation Unit Value at end of
   period                                $17.106        $14.660        $13.443        $13.476        $12.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                651            850          1,144          1,457          1,713
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.357        $13.192        $13.251        $12.322        $10.672
  Accumulation Unit Value at end of
   period                                $16.720        $14.357        $13.192        $13.251        $12.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                999          1,365          1,746          2,273          2,690
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.357        $13.192        $13.251        $12.322        $10.672
  Accumulation Unit Value at end of
   period                                $16.720        $14.357        $13.192        $13.251        $12.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                999          1,365          1,746          2,273          2,690
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.180        $13.061        $13.152        $12.261        $10.646
  Accumulation Unit Value at end of
   period                                $16.472        $14.180        $13.061        $13.152        $12.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                331            341            269            196            158
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.116        $13.009        $13.106        $12.224        $10.619
  Accumulation Unit Value at end of
   period                                $16.390        $14.116        $13.009        $13.106        $12.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                202            256            293            347            406
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.548        $12.517        $12.642        $11.821        $10.294
  Accumulation Unit Value at end of
   period                                $15.691        $13.548        $12.517        $12.642        $11.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             21             16              3              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.957        $15.710        $16.028        $14.617        $12.115
  Accumulation Unit Value at end of
   period                                $23.990        $17.957        $15.710        $16.028        $14.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                471            584            658            800            870
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.613        $15.440        $15.784        $14.423        $11.979
  Accumulation Unit Value at end of
   period                                $23.484        $17.613        $15.440        $15.784        $14.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             87             88            157            163
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.443        $15.307        $15.663        $14.327        $11.911
  Accumulation Unit Value at end of
   period                                $23.234        $17.443        $15.307        $15.663        $14.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                139            152            210            233            316
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.109        $15.043        $15.425        $14.137        $11.777
  Accumulation Unit Value at end of
   period                                $22.744        $17.109        $15.043        $15.425        $14.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                260            370            461            569            579

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.163        $13.864        $12.641        $12.278              -
  Accumulation Unit Value at end of
   period                                $10.810        $14.163        $13.864        $12.641              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,980          2,606          2,716          2,572              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.010        $13.742        $12.555        $12.210              -
  Accumulation Unit Value at end of
   period                                $10.672        $14.010        $13.742        $12.555              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,930          3,249          2,962          2,115              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.010        $13.742        $12.555        $12.210              -
  Accumulation Unit Value at end of
   period                                $10.672        $14.010        $13.742        $12.555              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,930          3,249          2,962          2,115              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.983        $13.757        $12.606        $12.285              -
  Accumulation Unit Value at end of
   period                                $10.619        $13.983        $13.757        $12.606              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                418            471            430            296              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.279        $17.230        $14.503        $13.672              -
  Accumulation Unit Value at end of
   period                                $12.115        $18.279        $17.230        $14.503              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                927            776            474            189              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.110        $17.104        $14.426        $13.618              -
  Accumulation Unit Value at end of
   period                                $11.979        $18.110        $17.104        $14.426              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                170            143            142             18              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.025        $17.042        $14.387        $13.590              -
  Accumulation Unit Value at end of
   period                                $11.911        $18.025        $17.042        $14.387              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                323            384            285            204              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.858        $16.917        $14.311        $13.536              -
  Accumulation Unit Value at end of
   period                                $11.777        $17.858        $16.917        $14.311              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                593            468            282            109              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.109        $15.043        $15.425        $14.137        $11.777
  Accumulation Unit Value at end of
   period                                $22.744        $17.109        $15.043        $15.425        $14.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                260            370            461            569            579
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.706        $14.726        $15.137        $13.908        $11.615
  Accumulation Unit Value at end of
   period                                $22.152        $16.706        $14.726        $15.137        $13.908
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 97             55             34             28             19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.631        $14.667        $15.084        $13.866        $11.586
  Accumulation Unit Value at end of
   period                                $22.042        $16.631        $14.667        $15.084        $13.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             64             83             89            106
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.749        $13.039        $13.444        $12.389        $10.378
  Accumulation Unit Value at end of
   period                                $19.498        $14.749        $13.039        $13.444        $12.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25              5              4              2              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.816        $19.575        $20.518        $18.641        $15.375
  Accumulation Unit Value at end of
   period                                $27.372        $21.816        $19.575        $20.518        $18.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                673            900          1,084          1,349          1,477
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $21.398        $19.239        $20.206        $18.394        $15.202
  Accumulation Unit Value at end of
   period                                $26.794        $21.398        $19.239        $20.206        $18.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             73             89            117            135
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.192        $19.073        $20.052        $18.272        $15.116
  Accumulation Unit Value at end of
   period                                $26.510        $21.192        $19.073        $20.052        $18.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            161            233            296            374
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $20.786        $18.745        $19.746        $18.029        $14.946
  Accumulation Unit Value at end of
   period                                $25.950        $20.786        $18.745        $19.746        $18.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                290            403            542            701            816
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.786        $18.745        $19.746        $18.029        $14.946
  Accumulation Unit Value at end of
   period                                $25.950        $20.786        $18.745        $19.746        $18.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                290            403            542            701            816
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.297        $18.349        $19.378        $17.737        $14.740
  Accumulation Unit Value at end of
   period                                $25.275        $20.297        $18.349        $19.378        $17.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                122            101             83             62             49

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.858        $16.917        $14.311        $13.536              -
  Accumulation Unit Value at end of
   period                                $11.777        $17.858        $16.917        $14.311              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                593            468            282            109              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.621        $16.743        $14.206        $13.464              -
  Accumulation Unit Value at end of
   period                                $11.586        $17.621        $16.743        $14.206              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102             99             94             70              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.859        $19.879        $16.431        $14.498              -
  Accumulation Unit Value at end of
   period                                $15.375        $21.859        $19.879        $16.431              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,570          1,673          1,008            376              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $21.656        $19.733        $16.344        $14.440              -
  Accumulation Unit Value at end of
   period                                $15.202        $21.656        $19.733        $16.344              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                136            145            112             41              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.555        $19.661        $16.300        $14.411              -
  Accumulation Unit Value at end of
   period                                $15.116        $21.555        $19.661        $16.300              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                373            510            420            310              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $21.355        $19.517        $16.213        $14.353              -
  Accumulation Unit Value at end of
   period                                $14.946        $21.355        $19.517        $16.213              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                825            912            716            402              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.355        $19.517        $16.213        $14.353              -
  Accumulation Unit Value at end of
   period                                $14.946        $21.355        $19.517        $16.213              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                825            912            716            402              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

132

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.206        $18.276        $19.310        $17.684        $14.703
  Accumulation Unit Value at end of
   period                                $25.149        $20.206        $18.276        $19.310        $17.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             88             99            102            131
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.805        $12.518        $13.259        $12.173        $10.147
  Accumulation Unit Value at end of
   period                                $17.140        $13.805        $12.518        $13.259        $12.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21              8              9              7              1
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.360        $13.676        $14.057        $12.858        $10.376
  Accumulation Unit Value at end of
   period                                $19.370        $15.360        $13.676        $14.057        $12.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,040          2,716          3,354          4,424          5,344
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.999        $13.380        $13.781        $12.631        $10.213
  Accumulation Unit Value at end of
   period                                $18.875        $14.999        $13.380        $13.781        $12.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                291            495            588            777          1,002
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.369        $13.725        $14.150        $12.982        $10.507
  Accumulation Unit Value at end of
   period                                $19.323        $15.369        $13.725        $14.150        $12.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                608            753          1,061          1,371          1,724
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.052        $13.468        $13.913        $12.791        $10.373
  Accumulation Unit Value at end of
   period                                $18.886        $15.052        $13.468        $13.913        $12.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,083          1,551          2,067          2,530          3,049
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.052        $13.468        $13.913        $12.791        $10.373
  Accumulation Unit Value at end of
   period                                $18.886        $15.052        $13.468        $13.913        $12.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,083          1,551          2,067          2,530          3,049
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.691        $13.178        $13.648        $12.578        $10.226
  Accumulation Unit Value at end of
   period                                $18.387        $14.691        $13.178        $13.648        $12.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                321            231            216            174            143
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.625        $13.126        $13.600        $12.540        $10.200
  Accumulation Unit Value at end of
   period                                $18.295        $14.625        $13.126        $13.600        $12.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                205            265            324            373            491
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.655        $13.186        $13.696        $12.661        $10.324
  Accumulation Unit Value at end of
   period                                $18.287        $14.655        $13.186        $13.696        $12.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             21             16             12              5

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.072        $19.317        $16.095        $14.277              -
  Accumulation Unit Value at end of
   period                                $14.703        $21.072        $19.317        $16.095              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            129            114             72              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.782        $16.495        $14.173        $12.904              -
  Accumulation Unit Value at end of
   period                                $10.376        $16.782        $16.495        $14.173              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,010          6,775          5,344          4,161              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.551        $16.301        $14.034        $12.794              -
  Accumulation Unit Value at end of
   period                                $10.213        $16.551        $16.301        $14.034              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,074            895            672            447              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.045        $16.805        $14.482        $13.211              -
  Accumulation Unit Value at end of
   period                                $10.507        $17.045        $16.805        $14.482              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,001          2,584          2,752          2,577              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.861        $16.657        $14.384        $13.139              -
  Accumulation Unit Value at end of
   period                                $10.373        $16.861        $16.657        $14.384              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,397          3,905          3,335          2,316              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.861        $16.657        $14.384        $13.139              -
  Accumulation Unit Value at end of
   period                                $10.373        $16.861        $16.657        $14.384              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,397          3,905          3,335          2,316              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.631        $16.478        $14.272        $13.063              -
  Accumulation Unit Value at end of
   period                                $10.200        $16.631        $16.478        $14.272              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                593            662            580            422              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.240        $23.535        $28.388        $24.505        $14.380
  Accumulation Unit Value at end of
   period                                $25.608        $26.240        $23.535        $28.388        $24.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            241            296            376            414
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $25.621        $23.026        $27.830        $24.071        $14.154
  Accumulation Unit Value at end of
   period                                $24.954        $25.621        $23.026        $27.830        $24.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             40             50             63             68
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.922        $18.822        $22.771        $19.716        $11.605
  Accumulation Unit Value at end of
   period                                $20.357        $20.922        $18.822        $22.771        $19.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71            114            138            176            193
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $20.491        $18.471        $22.391        $19.425        $11.457
  Accumulation Unit Value at end of
   period                                $19.898        $20.491        $18.471        $22.391        $19.425
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                145            261            387            536            557
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.491        $18.471        $22.391        $19.425        $11.457
  Accumulation Unit Value at end of
   period                                $19.898        $20.491        $18.471        $22.391        $19.425
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                145            261            387            536            557
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.405        $19.343        $23.507        $20.444        $12.088
  Accumulation Unit Value at end of
   period                                $20.733        $21.405        $19.343        $23.507        $20.444
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             71             49             21             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.309        $19.266        $23.425        $20.383        $12.058
  Accumulation Unit Value at end of
   period                                $20.630        $21.309        $19.266        $23.425        $20.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             27             43             58             81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.195        $16.492        $20.103        $17.536        $10.399
  Accumulation Unit Value at end of
   period                                $17.571        $18.195        $16.492        $20.103        $17.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14              8              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.764        $10.980        $12.498        $11.726         $8.703
  Accumulation Unit Value at end of
   period                                $15.431        $12.764        $10.980        $12.498        $11.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                870          1,051          1,310          1,625          1,877
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.463        $10.743        $12.252        $11.519         $8.566
  Accumulation Unit Value at end of
   period                                $15.037        $12.463        $10.743        $12.252        $11.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118            176            195            238            291

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $30.872        $24.326        $19.265        $15.181              -
  Accumulation Unit Value at end of
   period                                $14.380        $30.872        $24.326        $19.265              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                404            436            304            265              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $30.448        $24.040        $19.076        $15.052              -
  Accumulation Unit Value at end of
   period                                $14.154        $30.448        $24.040        $19.076              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             42             29              9              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.989        $19.749        $15.687        $12.386              -
  Accumulation Unit Value at end of
   period                                $11.605        $24.989        $19.749        $15.687              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                200            259            240            232              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $24.719        $19.575        $15.580        $12.318              -
  Accumulation Unit Value at end of
   period                                $11.457        $24.719        $19.575        $15.580              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                503            528            430            230              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.719        $19.575        $15.580        $12.318              -
  Accumulation Unit Value at end of
   period                                $11.457        $24.719        $19.575        $15.580              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                503            528            430            230              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.095        $20.726        $16.546        $13.108              -
  Accumulation Unit Value at end of
   period                                $12.058        $26.095        $20.726        $16.546              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             80             62             39              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.848        $13.081        $10.956         $9.819              -
  Accumulation Unit Value at end of
   period                                 $8.703        $14.848        $13.081        $10.956              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,174          2,381          2,146          1,580              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.644        $12.927        $10.848         $9.736              -
  Accumulation Unit Value at end of
   period                                 $8.566        $14.644        $12.927        $10.848              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                337            291            282            166              -

134

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.793        $11.039        $12.602        $11.860         $8.829
  Accumulation Unit Value at end of
   period                                $15.420        $12.793        $11.039        $12.602        $11.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                293            403            543            700            825
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.529        $10.833        $12.392        $11.685         $8.716
  Accumulation Unit Value at end of
   period                                $15.072        $12.529        $10.833        $12.392        $11.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                557            880          1,093          1,327          1,613
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.529        $10.833        $12.392        $11.685         $8.716
  Accumulation Unit Value at end of
   period                                $15.072        $12.529        $10.833        $12.392        $11.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                557            880          1,093          1,327          1,613
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.745        $10.180        $11.674        $11.036         $8.252
  Accumulation Unit Value at end of
   period                                $14.093        $11.745        $10.180        $11.674        $11.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                233            244            236            183            162
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.692        $10.139        $11.633        $11.003         $8.232
  Accumulation Unit Value at end of
   period                                $14.023        $11.692        $10.139        $11.633        $11.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            131            162            196            263
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.046        $13.080        $15.045        $14.265        $10.700
  Accumulation Unit Value at end of
   period                                $18.000        $15.046        $13.080        $15.045        $14.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             19             10              7              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.090        $10.997        $12.025        $11.389         $8.836
  Accumulation Unit Value at end of
   period                                $16.836        $13.090        $10.997        $12.025        $11.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,364          1,931          2,394          3,127          3,809
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.781        $10.760        $11.789        $11.187         $8.697
  Accumulation Unit Value at end of
   period                                $16.406        $12.781        $10.760        $11.789        $11.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            271            353            483            653
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.724        $10.722        $11.760        $11.171         $8.693
  Accumulation Unit Value at end of
   period                                $16.317        $12.724        $10.722        $11.760        $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                402            493            689            875          1,050
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.462        $10.522        $11.563        $11.006         $8.582
  Accumulation Unit Value at end of
   period                                $15.948        $12.462        $10.522        $11.563        $11.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                941          1,327          1,709          2,120          2,628

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.108        $13.349        $11.214        $10.071              -
  Accumulation Unit Value at end of
   period                                 $8.829        $15.108        $13.349        $11.214              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                995          1,216          1,178          1,023              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.945        $13.232        $11.138        $10.016              -
  Accumulation Unit Value at end of
   period                                 $8.716        $14.945        $13.232        $11.138              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,875          2,004          2,126          1,513              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.945        $13.232        $11.138        $10.016              -
  Accumulation Unit Value at end of
   period                                 $8.716        $14.945        $13.232        $11.138              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,875          2,004          2,126          1,513              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.157        $12.572        $10.614         $9.564              -
  Accumulation Unit Value at end of
   period                                 $8.232        $14.157        $12.572        $10.614              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                282            281            256            170              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.583        $15.486        $12.932        $11.845              -
  Accumulation Unit Value at end of
   period                                 $8.836        $15.583        $15.486        $12.932              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,386          5,011          3,865          2,848              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.368        $15.304        $12.805        $11.745              -
  Accumulation Unit Value at end of
   period                                 $8.697        $15.368        $15.304        $12.805              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                715            699            612            376              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.377        $15.328        $12.838        $11.783              -
  Accumulation Unit Value at end of
   period                                 $8.693        $15.377        $15.328        $12.838              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,233          1,655          1,647          1,475              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.211        $15.193        $12.750        $11.718              -
  Accumulation Unit Value at end of
   period                                 $8.582        $15.211        $15.193        $12.750              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,088          3,512          2,993          2,140              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.462        $10.522        $11.563        $11.006         $8.582
  Accumulation Unit Value at end of
   period                                $15.948        $12.462        $10.522        $11.563        $11.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                941          1,327          1,709          2,120          2,628
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.775         $9.967        $10.981        $10.478         $8.191
  Accumulation Unit Value at end of
   period                                $15.032        $11.775         $9.967        $10.981        $10.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                201            134            155            142            122
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.722         $9.927        $10.942        $10.447         $8.170
  Accumulation Unit Value at end of
   period                                $14.957        $11.722         $9.927        $10.942        $10.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                366            445            560            626            706
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.088        $12.810        $14.155        $13.547        $10.621
  Accumulation Unit Value at end of
   period                                $19.203        $15.088        $12.810        $14.155        $13.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             10             11             10              6
HUNTINGTON VA DIVIDEND CAPTURE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.687        $15.227        $14.465        $12.781        $10.391
  Accumulation Unit Value at end of
   period                                $19.681        $16.687        $15.227        $14.465        $12.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             59             61             68             70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.348        $14.947        $14.228        $12.596        $10.261
  Accumulation Unit Value at end of
   period                                $19.242        $16.348        $14.947        $14.228        $12.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              4              5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.176        $14.805        $14.106        $12.501        $10.194
  Accumulation Unit Value at end of
   period                                $19.021        $16.176        $14.805        $14.106        $12.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              7              6              8             11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.851        $14.537        $13.879        $12.324        $10.070
  Accumulation Unit Value at end of
   period                                $18.602        $15.851        $14.537        $13.879        $12.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             56             78            103            125
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.851        $14.537        $13.879        $12.324        $10.070
  Accumulation Unit Value at end of
   period                                $18.602        $15.851        $14.537        $13.879        $12.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             56             78            103            125
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.845         $9.970         $9.543         $8.495         $6.958
  Accumulation Unit Value at end of
   period                                $12.695        $10.845         $9.970         $9.543         $8.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             23              9              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.211        $15.193        $12.750        $11.718              -
  Accumulation Unit Value at end of
   period                                 $8.582        $15.211        $15.193        $12.750              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,088          3,512          2,993          2,140              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.525        $14.551        $12.248        $11.279              -
  Accumulation Unit Value at end of
   period                                 $8.170        $14.525        $14.551        $12.248              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                856          1,059            965            695              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA DIVIDEND CAPTURE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.696        $15.924        $13.893        $13.365              -
  Accumulation Unit Value at end of
   period                                $10.391        $14.696        $15.924        $13.893              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             80             38             17              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.541        $15.788        $13.802        $13.295              -
  Accumulation Unit Value at end of
   period                                $10.261        $14.541        $15.788        $13.802              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              7              5              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.460        $15.716        $13.753        $13.256              -
  Accumulation Unit Value at end of
   period                                $10.194        $14.460        $15.716        $13.753              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              9              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.313        $15.587        $13.667        $13.191              -
  Accumulation Unit Value at end of
   period                                $10.070        $14.313        $15.587        $13.667              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                150            171            159            140              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.313        $15.587        $13.667        $13.191              -
  Accumulation Unit Value at end of
   period                                $10.070        $14.313        $15.587        $13.667              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                150            171            159            140              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

136

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.392        $14.158        $13.557        $12.075         $9.896
  Accumulation Unit Value at end of
   period                                $18.009        $15.392        $14.158        $13.557        $12.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              4              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.147        $15.812        $15.179        $13.553        $11.135
  Accumulation Unit Value at end of
   period                                $20.012        $17.147        $15.812        $15.179        $13.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.191        $10.306        $10.812        $10.010         $8.780
  Accumulation Unit Value at end of
   period                                $14.715        $11.191        $10.306        $10.812        $10.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             23             25             27             29
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.963        $10.116        $10.635         $9.865         $8.671
  Accumulation Unit Value at end of
   period                                $14.387        $10.963        $10.116        $10.635         $9.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2              2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.848        $10.020        $10.544         $9.791         $8.614
  Accumulation Unit Value at end of
   period                                $14.221        $10.848        $10.020        $10.544         $9.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              6              4              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.630         $9.838        $10.374         $9.652         $8.509
  Accumulation Unit Value at end of
   period                                $13.908        $10.630         $9.838        $10.374         $9.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             15             15             21             23
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.630         $9.838        $10.374         $9.652         $8.509
  Accumulation Unit Value at end of
   period                                $13.908        $10.630         $9.838        $10.374         $9.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             15             15             21             23
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.297         $7.698         $8.137         $7.591         $6.708
  Accumulation Unit Value at end of
   period                                $10.829         $8.297         $7.698         $8.137         $7.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.320         $9.580        $10.132         $9.456         $8.361
  Accumulation Unit Value at end of
   period                                $13.462        $10.320         $9.580        $10.132         $9.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              1              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.437        $11.574        $12.271        $11.481        $10.176
  Accumulation Unit Value at end of
   period                                $16.183        $12.437        $11.574        $12.271        $11.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.108        $15.410        $13.552        $13.105              -
  Accumulation Unit Value at end of
   period                                 $9.896        $14.108        $15.410        $13.552              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              7              6              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.383        $12.755        $12.039        $11.644              -
  Accumulation Unit Value at end of
   period                                 $8.780        $14.383        $12.755        $12.039              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             23             11              8              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.232        $12.646        $11.961        $11.583              -
  Accumulation Unit Value at end of
   period                                 $8.671        $14.232        $12.646        $11.961              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.153        $12.588        $11.918        $11.549              -
  Accumulation Unit Value at end of
   period                                 $8.614        $14.153        $12.588        $11.918              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.008        $12.484        $11.844        $11.493              -
  Accumulation Unit Value at end of
   period                                 $8.509        $14.008        $12.484        $11.844              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             23             22             26              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.008        $12.484        $11.844        $11.493              -
  Accumulation Unit Value at end of
   period                                 $8.509        $14.008        $12.484        $11.844              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             23             22             26              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.806        $12.341        $11.743        $11.417              -
  Accumulation Unit Value at end of
   period                                 $8.361        $13.806        $12.341        $11.743              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HUNTINGTON VA INCOME EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.554        $12.450        $11.828        $10.762         $9.001
  Accumulation Unit Value at end of
   period                                $16.498        $13.554        $12.450        $11.828        $10.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8              8             10             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.278        $12.221        $11.634        $10.606         $8.888
  Accumulation Unit Value at end of
   period                                $16.130        $13.278        $12.221        $11.634        $10.606
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.138        $12.104        $11.534        $10.526         $8.830
  Accumulation Unit Value at end of
   period                                $15.944        $13.138        $12.104        $11.534        $10.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              4              4              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.874        $11.885        $11.348        $10.377         $8.722
  Accumulation Unit Value at end of
   period                                $15.593        $12.874        $11.885        $11.348        $10.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8             11             17             20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.874        $11.885        $11.348        $10.377         $8.722
  Accumulation Unit Value at end of
   period                                $15.593        $12.874        $11.885        $11.348        $10.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8             11             17             20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.826         $9.094         $8.705         $7.980         $6.724
  Accumulation Unit Value at end of
   period                                $11.872         $9.826         $9.094         $8.705         $7.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.499        $11.574        $11.084        $10.166         $8.571
  Accumulation Unit Value at end of
   period                                $15.094        $12.499        $11.574        $11.084        $10.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              1              1              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.142        $14.056        $13.495        $12.408        $10.487
  Accumulation Unit Value at end of
   period                                $18.239        $15.142        $14.056        $13.495        $12.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.412         $1.260         $1.449         $1.350         $1.029
  Accumulation Unit Value at end of
   period                                 $1.707         $1.412         $1.260         $1.449         $1.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                379            433            489            539            566
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.389         $1.241         $1.430         $1.335         $1.019
  Accumulation Unit Value at end of
   period                                 $1.674         $1.389         $1.241         $1.430         $1.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             10             10             11             11

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
HUNTINGTON VA INCOME EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.727        $14.840        $13.407        $12.997              -
  Accumulation Unit Value at end of
   period                                 $9.001        $14.727        $14.840        $13.407              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             15             11             10              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.573        $14.714        $13.319        $12.929              -
  Accumulation Unit Value at end of
   period                                 $8.888        $14.573        $14.714        $13.319              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.491        $14.647        $13.272        $12.891              -
  Accumulation Unit Value at end of
   period                                 $8.830        $14.491        $14.647        $13.272              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              1              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.344        $14.526        $13.189        $12.828              -
  Accumulation Unit Value at end of
   period                                 $8.722        $14.344        $14.526        $13.189              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             25             26             31              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.344        $14.526        $13.189        $12.828              -
  Accumulation Unit Value at end of
   period                                 $8.722        $14.344        $14.526        $13.189              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             25             26             31              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.136        $14.359        $13.076        $12.744              -
  Accumulation Unit Value at end of
   period                                 $8.571        $14.136        $14.359        $13.076              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              5              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.760         $1.573         $1.273         $1.107              -
  Accumulation Unit Value at end of
   period                                 $1.029         $1.760         $1.573         $1.273              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                595            443             39              4              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.748         $1.565         $1.269         $1.104              -
  Accumulation Unit Value at end of
   period                                 $1.019         $1.748         $1.565         $1.269              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              1              -              -              -

138

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.377         $1.232         $1.421         $1.327         $1.015
  Accumulation Unit Value at end of
   period                                 $1.659         $1.377         $1.232         $1.421         $1.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             89             79             56             55
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.354         $1.213         $1.402         $1.313         $1.006
  Accumulation Unit Value at end of
   period                                 $1.627         $1.354         $1.213         $1.402         $1.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             73            139            195            215
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.354         $1.213         $1.402         $1.313         $1.006
  Accumulation Unit Value at end of
   period                                 $1.627         $1.354         $1.213         $1.402         $1.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             73            139            195            215
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.217         $7.384         $8.556         $8.031         $6.166
  Accumulation Unit Value at end of
   period                                 $9.855         $8.217         $7.384         $8.556         $8.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.319         $1.186         $1.375         $1.292         $0.992
  Accumulation Unit Value at end of
   period                                 $1.582         $1.319         $1.186         $1.375         $1.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              6              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.040        $12.655        $14.707        $13.846        $10.663
  Accumulation Unit Value at end of
   period                                $16.788        $14.040        $12.655        $14.707        $13.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA MID CORP AMERICA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.139        $16.989        $17.772        $14.721        $11.154
  Accumulation Unit Value at end of
   period                                $24.902        $19.139        $16.989        $17.772        $14.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             69             47             53             57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.749        $16.676        $17.480        $14.508        $11.015
  Accumulation Unit Value at end of
   period                                $24.346        $18.749        $16.676        $17.480        $14.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              3              3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.552        $16.517        $17.331        $14.398        $10.943
  Accumulation Unit Value at end of
   period                                $24.066        $18.552        $16.517        $17.331        $14.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              2              2              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.180        $16.218        $17.052        $14.194        $10.810
  Accumulation Unit Value at end of
   period                                $23.536        $18.180        $16.218        $17.052        $14.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             49             44             62             72

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.742         $1.562         $1.267         $1.103              -
  Accumulation Unit Value at end of
   period                                 $1.015         $1.742         $1.562         $1.267              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             30              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.729         $1.554         $1.263         $1.101              -
  Accumulation Unit Value at end of
   period                                 $1.006         $1.729         $1.554         $1.263              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                255            210             83             16              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.729         $1.554         $1.263         $1.101              -
  Accumulation Unit Value at end of
   period                                 $1.006         $1.729         $1.554         $1.263              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                255            210             83             16              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.711         $1.542         $1.257         $1.098              -
  Accumulation Unit Value at end of
   period                                 $0.992         $1.711         $1.542         $1.257              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA MID CORP AMERICA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.549        $17.349        $16.455        $14.438              -
  Accumulation Unit Value at end of
   period                                $11.154        $18.549        $17.349        $16.455              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             60             32              9              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.354        $17.201        $16.348        $14.363              -
  Accumulation Unit Value at end of
   period                                $11.015        $18.354        $17.201        $16.348              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.252        $17.122        $16.289        $14.321              -
  Accumulation Unit Value at end of
   period                                $10.943        $18.252        $17.122        $16.289              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.066        $16.981        $16.188        $14.251              -
  Accumulation Unit Value at end of
   period                                $10.810        $18.066        $16.981        $16.188              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             94             91             77              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.180        $16.218        $17.052        $14.194        $10.810
  Accumulation Unit Value at end of
   period                                $23.536        $18.180        $16.218        $17.052        $14.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             49             44             62             72
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.643         $9.519        $10.033         $8.372         $6.392
  Accumulation Unit Value at end of
   period                                $13.744        $10.643         $9.519        $10.033         $8.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             24              9              3              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.651        $15.793        $16.655        $13.905        $10.621
  Accumulation Unit Value at end of
   period                                $22.782        $17.651        $15.793        $16.655        $13.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              2              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.202        $15.430        $16.312        $13.654        $10.455
  Accumulation Unit Value at end of
   period                                $22.148        $17.202        $15.430        $16.312        $13.654
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA MORTGAGE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.245         $1.225         $1.183         $1.147         $1.107
  Accumulation Unit Value at end of
   period                                 $1.203         $1.245         $1.225         $1.183         $1.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             69             95            121            126
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.224         $1.207         $1.168         $1.135         $1.097
  Accumulation Unit Value at end of
   period                                 $1.180         $1.224         $1.207         $1.168         $1.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             33             32             33             34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.213         $1.198         $1.160         $1.129         $1.092
  Accumulation Unit Value at end of
   period                                 $1.169         $1.213         $1.198         $1.160         $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             42             41             43             37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.193         $1.180         $1.145         $1.116         $1.082
  Accumulation Unit Value at end of
   period                                 $1.147         $1.193         $1.180         $1.145         $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             43             58            111            162
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.193         $1.180         $1.145         $1.116         $1.082
  Accumulation Unit Value at end of
   period                                 $1.147         $1.193         $1.180         $1.145         $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             43             58            111            162
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.772        $10.681        $10.395        $10.157         $9.870
  Accumulation Unit Value at end of
   period                                $10.334        $10.772        $10.681        $10.395        $10.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              4              4              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.066        $16.981        $16.188        $14.251              -
  Accumulation Unit Value at end of
   period                                $10.810        $18.066        $16.981        $16.188              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             94             91             77              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.805        $16.786        $16.050        $14.158              -
  Accumulation Unit Value at end of
   period                                $10.621        $17.805        $16.786        $16.050              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              3              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA MORTGAGE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.102         $1.078         $1.036         $1.040              -
  Accumulation Unit Value at end of
   period                                 $1.107         $1.102         $1.078         $1.036              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                146            161             49              5              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.094         $1.073         $1.033         $1.038              -
  Accumulation Unit Value at end of
   period                                 $1.097         $1.094         $1.073         $1.033              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             15              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.090         $1.070         $1.031         $1.037              -
  Accumulation Unit Value at end of
   period                                 $1.092         $1.090         $1.070         $1.031              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14              9              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.083         $1.065         $1.028         $1.035              -
  Accumulation Unit Value at end of
   period                                 $1.082         $1.083         $1.065         $1.028              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                172            148             47              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.083         $1.065         $1.028         $1.035              -
  Accumulation Unit Value at end of
   period                                 $1.082         $1.083         $1.065         $1.028              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                172            148             47              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

140

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.163         $1.153         $1.123         $1.098         $1.067
  Accumulation Unit Value at end of
   period                                 $1.115         $1.163         $1.153         $1.123         $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.989        $10.929        $10.668        $10.455        $10.190
  Accumulation Unit Value at end of
   period                                $10.510        $10.989        $10.929        $10.668        $10.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.439        $15.636        $14.886        $14.105        $10.757
  Accumulation Unit Value at end of
   period                                $20.111        $16.439        $15.636        $14.886        $14.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             15             18             21             22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.104        $15.348        $14.641        $13.901        $10.623
  Accumulation Unit Value at end of
   period                                $19.663        $16.104        $15.348        $14.641        $13.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.935        $15.202        $14.516        $13.796        $10.553
  Accumulation Unit Value at end of
   period                                $19.436        $15.935        $15.202        $14.516        $13.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.615        $14.927        $14.282        $13.601        $10.424
  Accumulation Unit Value at end of
   period                                $19.008        $15.615        $14.927        $14.282        $13.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              9              9             11             10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.615        $14.927        $14.282        $13.601        $10.424
  Accumulation Unit Value at end of
   period                                $19.008        $15.615        $14.927        $14.282        $13.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              9              9             11             10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.448         $9.054         $8.685         $8.292         $6.371
  Accumulation Unit Value at end of
   period                                $11.473         $9.448         $9.054         $8.685         $8.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.160        $14.535        $13.949        $13.324        $10.242
  Accumulation Unit Value at end of
   period                                $18.399        $15.160        $14.535        $13.949        $13.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              1              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.881        $14.303        $13.761        $13.177        $10.155
  Accumulation Unit Value at end of
   period                                $18.015        $14.881        $14.303        $13.761        $13.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.071         $1.057         $1.023         $1.032              -
  Accumulation Unit Value at end of
   period                                 $1.067         $1.071         $1.057         $1.023              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.886        $17.606        $14.972        $13.238              -
  Accumulation Unit Value at end of
   period                                $10.757        $18.886        $17.606        $14.972              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             24              6              5              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.688        $17.456        $14.874        $13.169              -
  Accumulation Unit Value at end of
   period                                $10.623        $18.688        $17.456        $14.874              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.583        $17.376        $14.821        $13.131              -
  Accumulation Unit Value at end of
   period                                $10.553        $18.583        $17.376        $14.821              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.394        $17.233        $14.728        $13.066              -
  Accumulation Unit Value at end of
   period                                $10.424        $18.394        $17.233        $14.728              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             16             14             16              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.394        $17.233        $14.728        $13.066              -
  Accumulation Unit Value at end of
   period                                $10.424        $18.394        $17.233        $14.728              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             16             14             16              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.127        $17.035        $14.602        $12.981              -
  Accumulation Unit Value at end of
   period                                $10.242        $18.127        $17.035        $14.602              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HUNTINGTON VA SITUS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.655         $1.373         $1.409         $1.106         $0.846
  Accumulation Unit Value at end of
   period                                 $2.146         $1.655         $1.373         $1.409         $1.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                817            940          1,086          1,170          1,230
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.627         $1.352         $1.391         $1.094         $0.838
  Accumulation Unit Value at end of
   period                                 $2.106         $1.627         $1.352         $1.391         $1.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             13             31             39             58
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.613         $1.342         $1.382         $1.088         $0.835
  Accumulation Unit Value at end of
   period                                 $2.086         $1.613         $1.342         $1.382         $1.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             67             71             74             79
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.586         $1.322         $1.364         $1.076         $0.827
  Accumulation Unit Value at end of
   period                                 $2.047         $1.586         $1.322         $1.364         $1.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                313            356            526            806            920
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.586         $1.322         $1.364         $1.076         $0.827
  Accumulation Unit Value at end of
   period                                 $2.047         $1.586         $1.322         $1.364         $1.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                313            356            526            806            920
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.352        $10.322        $10.675         $8.441         $6.506
  Accumulation Unit Value at end of
   period                                $15.900        $12.352        $10.322        $10.675         $8.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             15              8              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.546         $1.293         $1.338         $1.058         $0.816
  Accumulation Unit Value at end of
   period                                 $1.989         $1.546         $1.293         $1.338         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              8             20             19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.888        $16.670        $17.293        $13.714        $10.602
  Accumulation Unit Value at end of
   period                                $25.526        $19.888        $16.670        $17.293        $13.714
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.498        $15.116        $15.311        $11.490         $8.329
  Accumulation Unit Value at end of
   period                                $24.738        $17.498        $15.116        $15.311        $11.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.234        $14.919        $15.141        $11.385         $8.270
  Accumulation Unit Value at end of
   period                                $24.317        $17.234        $14.919        $15.141        $11.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
HUNTINGTON VA SITUS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.464         $1.337         $1.297         $1.083              -
  Accumulation Unit Value at end of
   period                                 $0.846         $1.464         $1.337         $1.297              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,280          1,133            351             49              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.454         $1.330         $1.293         $1.081              -
  Accumulation Unit Value at end of
   period                                 $0.838         $1.454         $1.330         $1.293              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             70             68             19              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.449         $1.327         $1.291         $1.080              -
  Accumulation Unit Value at end of
   period                                 $0.835         $1.449         $1.327         $1.291              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             46              8              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.439         $1.320         $1.288         $1.079              -
  Accumulation Unit Value at end of
   period                                 $0.827         $1.439         $1.320         $1.288              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                978          1,005            858            569              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.439         $1.320         $1.288         $1.079              -
  Accumulation Unit Value at end of
   period                                 $0.827         $1.439         $1.320         $1.288              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                978          1,005            858            569              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.424         $1.311         $1.282         $1.076              -
  Accumulation Unit Value at end of
   period                                 $0.816         $1.424         $1.311         $1.282              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             15              8              3              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.226        $12.660        $11.233        $10.521              -
  Accumulation Unit Value at end of
   period                                 $8.329        $15.226        $12.660        $11.233              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.147        $12.620        $11.219        $10.519              -
  Accumulation Unit Value at end of
   period                                 $8.270        $15.147        $12.620        $11.219              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

142

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.104        $14.821        $15.056        $11.333         $8.240
  Accumulation Unit Value at end of
   period                                $24.109        $17.104        $14.821        $15.056        $11.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.846        $14.627        $14.889        $11.229         $8.181
  Accumulation Unit Value at end of
   period                                $23.699        $16.846        $14.627        $14.889        $11.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.846        $14.627        $14.889        $11.229         $8.181
  Accumulation Unit Value at end of
   period                                $23.699        $16.846        $14.627        $14.889        $11.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.806        $18.110        $18.480        $13.972        $10.205
  Accumulation Unit Value at end of
   period                                $29.196        $20.806        $18.110        $18.480        $13.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.468        $14.341        $14.642        $11.076         $8.094
  Accumulation Unit Value at end of
   period                                $23.097        $16.468        $14.341        $14.642        $11.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.552        $17.942        $18.365        $13.927        $10.203
  Accumulation Unit Value at end of
   period                                $28.753        $20.552        $17.942        $18.365        $13.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.408         $1.267         $1.210         $1.087         $0.957
  Accumulation Unit Value at end of
   period                                 $1.656         $1.408         $1.267         $1.210         $1.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.379         $1.243         $1.190         $1.070         $0.945
  Accumulation Unit Value at end of
   period                                 $1.618         $1.379         $1.243         $1.190         $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.363         $1.230         $1.178         $1.061         $0.938
  Accumulation Unit Value at end of
   period                                 $1.598         $1.363         $1.230         $1.178         $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.335         $1.208         $1.159         $1.046         $0.926
  Accumulation Unit Value at end of
   period                                 $1.563         $1.335         $1.208         $1.159         $1.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.108        $12.600        $11.213        $10.518              -
  Accumulation Unit Value at end of
   period                                 $8.240        $15.108        $12.600        $11.213              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.030        $12.560        $11.200        $10.516              -
  Accumulation Unit Value at end of
   period                                 $8.181        $15.030        $12.560        $11.200              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.030        $12.560        $11.200        $10.516              -
  Accumulation Unit Value at end of
   period                                 $8.181        $15.030        $12.560        $11.200              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.914        $12.501        $11.180        $10.513              -
  Accumulation Unit Value at end of
   period                                 $8.094        $14.914        $12.501        $11.180              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.373         $1.298         $1.178         $1.110              -
  Accumulation Unit Value at end of
   period                                 $0.957         $1.373         $1.298         $1.178              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.359         $1.287         $1.170         $1.104              -
  Accumulation Unit Value at end of
   period                                 $0.945         $1.359         $1.287         $1.170              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.349         $1.279         $1.164         $1.099              -
  Accumulation Unit Value at end of
   period                                 $0.938         $1.349         $1.279         $1.164              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.336         $1.269         $1.157         $1.094              -
  Accumulation Unit Value at end of
   period                                 $0.926         $1.336         $1.269         $1.157              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.335         $1.208         $1.159         $1.046         $0.926
  Accumulation Unit Value at end of
   period                                 $1.563         $1.335         $1.208         $1.159         $1.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.881        $13.492        $12.984        $11.745        $10.425
  Accumulation Unit Value at end of
   period                                $17.372        $14.881        $13.492        $12.984        $11.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.299         $1.178         $1.134         $1.027         $0.912
  Accumulation Unit Value at end of
   period                                 $1.515         $1.299         $1.178         $1.134         $1.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.700        $13.367        $12.903        $11.707        $10.422
  Accumulation Unit Value at end of
   period                                $17.109        $14.700        $13.367        $12.903        $11.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.626        $10.421        $12.171        $10.084              -
  Accumulation Unit Value at end of
   period                                $13.662        $11.626        $10.421        $12.171              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.568        $10.389        $12.158        $10.083              -
  Accumulation Unit Value at end of
   period                                $13.566        $11.568        $10.389        $12.158              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.539        $10.373        $12.152        $10.082              -
  Accumulation Unit Value at end of
   period                                $13.518        $11.539        $10.373        $12.152              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.481        $10.342        $12.139        $10.081              -
  Accumulation Unit Value at end of
   period                                $13.423        $11.481        $10.342        $12.139              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.481        $10.342        $12.139        $10.081              -
  Accumulation Unit Value at end of
   period                                $13.423        $11.481        $10.342        $12.139              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.409        $10.302        $12.123        $10.079              -
  Accumulation Unit Value at end of
   period                                $13.306        $11.409        $10.302        $12.123              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.336         $1.269         $1.157         $1.094              -
  Accumulation Unit Value at end of
   period                                 $0.926         $1.336         $1.269         $1.157              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.319         $1.257         $1.149         $1.089              -
  Accumulation Unit Value at end of
   period                                 $0.912         $1.319         $1.257         $1.149              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

144

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.394        $10.295        $12.120        $10.079              -
  Accumulation Unit Value at end of
   period                                $13.282        $11.394        $10.295        $12.120              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.323        $10.255        $12.104        $10.077              -
  Accumulation Unit Value at end of
   period                                $13.166        $11.323        $10.255        $12.104              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.267         $1.079         $1.121         $1.002         $0.872
  Accumulation Unit Value at end of
   period                                 $1.623         $1.267         $1.079         $1.121         $1.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.241         $1.059         $1.103         $0.987         $0.861
  Accumulation Unit Value at end of
   period                                 $1.586         $1.241         $1.059         $1.103         $0.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.226         $1.047         $1.092         $0.979         $0.854
  Accumulation Unit Value at end of
   period                                 $1.566         $1.226         $1.047         $1.092         $0.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.202         $1.028         $1.074         $0.965         $0.844
  Accumulation Unit Value at end of
   period                                 $1.532         $1.202         $1.028         $1.074         $0.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.202         $1.028         $1.074         $0.965         $0.844
  Accumulation Unit Value at end of
   period                                 $1.532         $1.202         $1.028         $1.074         $0.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.330        $12.292        $12.874        $11.591        $10.164
  Accumulation Unit Value at end of
   period                                $18.221        $14.330        $12.292        $12.874        $11.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.169         $1.003         $1.051         $0.947         $0.831
  Accumulation Unit Value at end of
   period                                 $1.486         $1.169         $1.003         $1.051         $0.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.155        $12.179        $12.794        $11.553        $10.162
  Accumulation Unit Value at end of
   period                                $17.945        $14.155        $12.179        $12.794        $11.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.396         $1.382         $1.186         $1.128              -
  Accumulation Unit Value at end of
   period                                 $0.872         $1.396         $1.382         $1.186              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.381         $1.369         $1.177         $1.122              -
  Accumulation Unit Value at end of
   period                                 $0.861         $1.381         $1.369         $1.177              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.372         $1.361         $1.172         $1.117              -
  Accumulation Unit Value at end of
   period                                 $0.854         $1.372         $1.361         $1.172              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.358         $1.350         $1.164         $1.112              -
  Accumulation Unit Value at end of
   period                                 $0.844         $1.358         $1.350         $1.164              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.358         $1.350         $1.164         $1.112              -
  Accumulation Unit Value at end of
   period                                 $0.844         $1.358         $1.350         $1.164              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.341         $1.337         $1.157         $1.107              -
  Accumulation Unit Value at end of
   period                                 $0.831         $1.341         $1.337         $1.157              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.842        $11.694        $12.593        $10.000              -
  Accumulation Unit Value at end of
   period                                $19.036        $13.842        $11.694        $12.593              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.774        $11.660        $12.581        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.905        $13.774        $11.660        $12.581              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.740        $11.644        $12.576        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.840        $13.740        $11.644        $12.576              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.673        $11.610        $12.564        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.711        $13.673        $11.610        $12.564              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.673        $11.610        $12.564        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.711        $13.673        $11.610        $12.564              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.589        $11.568        $12.550        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.550        $13.589        $11.568        $12.550              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.573        $11.559        $12.547        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.518        $13.573        $11.559        $12.547              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.490        $11.517        $12.533        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.359        $13.490        $11.517        $12.533              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.755        $12.111        $13.038        $10.716         $7.378
  Accumulation Unit Value at end of
   period                                $17.672        $13.755        $12.111        $13.038        $10.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.548        $11.953        $12.894        $10.618         $7.325
  Accumulation Unit Value at end of
   period                                $17.372        $13.548        $11.953        $12.894        $10.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.528        $11.950        $10.831        $10.326              -
  Accumulation Unit Value at end of
   period                                 $7.378        $12.528        $11.950        $10.831              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.463        $11.912        $10.818        $10.324              -
  Accumulation Unit Value at end of
   period                                 $7.325        $12.463        $11.912        $10.818              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

146

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.446        $11.874        $12.822        $10.570         $7.299
  Accumulation Unit Value at end of
   period                                $17.223        $13.446        $11.874        $12.822        $10.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.243        $11.719        $12.679        $10.473         $7.247
  Accumulation Unit Value at end of
   period                                $16.930        $13.243        $11.719        $12.679        $10.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.243        $11.719        $12.679        $10.473         $7.247
  Accumulation Unit Value at end of
   period                                $16.930        $13.243        $11.719        $12.679        $10.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.716        $16.603        $18.008        $14.912        $10.344
  Accumulation Unit Value at end of
   period                                $23.866        $18.716        $16.603        $18.008        $14.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.945        $11.489        $12.469        $10.330         $7.169
  Accumulation Unit Value at end of
   period                                $16.500        $12.945        $11.489        $12.469        $10.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.487        $16.449        $17.896        $14.864        $10.341
  Accumulation Unit Value at end of
   period                                $23.504        $18.487        $16.449        $17.896        $14.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.659         $1.565         $1.668         $1.338         $0.892
  Accumulation Unit Value at end of
   period                                 $2.451         $1.659         $1.565         $1.668         $1.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.625         $1.535         $1.640         $1.319         $0.880
  Accumulation Unit Value at end of
   period                                 $2.395         $1.625         $1.535         $1.640         $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.606         $1.519         $1.624         $1.307         $0.874
  Accumulation Unit Value at end of
   period                                 $2.365         $1.606         $1.519         $1.624         $1.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.574         $1.492         $1.598         $1.289         $0.863
  Accumulation Unit Value at end of
   period                                 $2.313         $1.574         $1.492         $1.598         $1.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -             --              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.431        $11.893        $10.812        $10.323              -
  Accumulation Unit Value at end of
   period                                 $7.299        $12.431        $11.893        $10.812              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.367        $11.855        $10.799        $10.321              -
  Accumulation Unit Value at end of
   period                                 $7.247        $12.367        $11.855        $10.799              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.367        $11.855        $10.799        $10.321              -
  Accumulation Unit Value at end of
   period                                 $7.247        $12.367        $11.855        $10.799              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.271        $11.799        $10.780        $10.319              -
  Accumulation Unit Value at end of
   period                                 $7.169        $12.271        $11.799        $10.780              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.549         $1.384         $1.147         $0.960              -
  Accumulation Unit Value at end of
   period                                 $0.892         $1.549         $1.384         $1.147              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.532         $1.372         $1.139         $0.954              -
  Accumulation Unit Value at end of
   period                                 $0.880         $1.532         $1.372         $1.139              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.521         $1.364         $1.133         $0.950              -
  Accumulation Unit Value at end of
   period                                 $0.874         $1.521         $1.364         $1.133              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.506         $1.353         $1.127         $0.946              -
  Accumulation Unit Value at end of
   period                                 $0.863         $1.506         $1.353         $1.127              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.574         $1.492         $1.598         $1.289         $0.863
  Accumulation Unit Value at end of
   period                                 $2.313         $1.574         $1.492         $1.598         $1.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.467        $18.494        $19.866        $16.059        $10.781
  Accumulation Unit Value at end of
   period                                $28.538        $19.467        $18.494        $19.866        $16.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.531         $1.455         $1.564         $1.265         $0.850
  Accumulation Unit Value at end of
   period                                 $2.243         $1.531         $1.455         $1.564         $1.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.229        $18.323        $19.741        $16.006        $10.778
  Accumulation Unit Value at end of
   period                                $28.106        $19.229        $18.323        $19.741        $16.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.565        $12.103        $13.275        $11.516         $7.313
  Accumulation Unit Value at end of
   period                                $15.304        $13.565        $12.103        $13.275        $11.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.361        $11.945        $13.128        $11.411         $7.260
  Accumulation Unit Value at end of
   period                                $15.043        $13.361        $11.945        $13.128        $11.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.260        $11.867        $13.055        $11.359         $7.234
  Accumulation Unit Value at end of
   period                                $14.915        $13.260        $11.867        $13.055        $11.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.060        $11.711        $12.910        $11.255         $7.183
  Accumulation Unit Value at end of
   period                                $14.661        $13.060        $11.711        $12.910        $11.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.060        $11.711        $12.910        $11.255         $7.183
  Accumulation Unit Value at end of
   period                                $14.661        $13.060        $11.711        $12.910        $11.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.877        $16.970        $18.753        $16.390        $10.486
  Accumulation Unit Value at end of
   period                                $21.138        $18.877        $16.970        $18.753        $16.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.506         $1.353         $1.127         $0.946              -
  Accumulation Unit Value at end of
   period                                 $0.863         $1.506         $1.353         $1.127              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.487         $1.340         $1.119         $0.941              -
  Accumulation Unit Value at end of
   period                                 $0.850         $1.487         $1.340         $1.119              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.414        $13.739        $12.076        $10.822              -
  Accumulation Unit Value at end of
   period                                 $7.313        $13.414        $13.739        $12.076              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.345        $13.695        $12.062        $10.820              -
  Accumulation Unit Value at end of
   period                                 $7.260        $13.345        $13.695        $12.062              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.310        $13.674        $12.054        $10.819              -
  Accumulation Unit Value at end of
   period                                 $7.234        $13.310        $13.674        $12.054              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.242        $13.630        $12.040        $10.817              -
  Accumulation Unit Value at end of
   period                                 $7.183        $13.242        $13.630        $12.040              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.242        $13.630        $12.040        $10.817              -
  Accumulation Unit Value at end of
   period                                 $7.183        $13.242        $13.630        $12.040              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

148

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.766        $11.482        $12.695        $11.101         $7.106
  Accumulation Unit Value at end of
   period                                $14.288        $12.766        $11.482        $12.695        $11.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.647        $16.813        $18.636        $16.337        $10.483
  Accumulation Unit Value at end of
   period                                $20.817        $18.647        $16.813        $18.636        $16.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.579         $1.514         $1.421         $1.351         $1.226
  Accumulation Unit Value at end of
   period                                 $1.515         $1.579         $1.514         $1.421         $1.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.546         $1.485         $1.398         $1.331         $1.211
  Accumulation Unit Value at end of
   period                                 $1.480         $1.546         $1.485         $1.398         $1.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.528         $1.469         $1.384         $1.319         $1.201
  Accumulation Unit Value at end of
   period                                 $1.462         $1.528         $1.469         $1.384         $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.498         $1.443         $1.362         $1.300         $1.187
  Accumulation Unit Value at end of
   period                                 $1.430         $1.498         $1.443         $1.362         $1.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.498         $1.443         $1.362         $1.300         $1.187
  Accumulation Unit Value at end of
   period                                 $1.430         $1.498         $1.443         $1.362         $1.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.943        $12.501        $11.827        $11.321        $10.357
  Accumulation Unit Value at end of
   period                                $12.323        $12.943        $12.501        $11.827        $11.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.457         $1.408         $1.332         $1.276         $1.168
  Accumulation Unit Value at end of
   period                                 $1.386         $1.457         $1.408         $1.332         $1.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.785        $12.386        $11.753        $11.284        $10.355
  Accumulation Unit Value at end of
   period                                $12.136        $12.785        $12.386        $11.753        $11.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.139        $13.566        $12.019        $10.813              -
  Accumulation Unit Value at end of
   period                                 $7.106        $13.139        $13.566        $12.019              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.218         $1.167         $1.143         $1.142              -
  Accumulation Unit Value at end of
   period                                 $1.226         $1.218         $1.167         $1.143              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.205         $1.157         $1.135         $1.136              -
  Accumulation Unit Value at end of
   period                                 $1.211         $1.205         $1.157         $1.135              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.197         $1.150         $1.130         $1.131              -
  Accumulation Unit Value at end of
   period                                 $1.201         $1.197         $1.150         $1.130              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.185         $1.141         $1.123         $1.126              -
  Accumulation Unit Value at end of
   period                                 $1.187         $1.185         $1.141         $1.123              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.185         $1.141         $1.123         $1.126              -
  Accumulation Unit Value at end of
   period                                 $1.187         $1.185         $1.141         $1.123              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.170         $1.129         $1.115         $1.120              -
  Accumulation Unit Value at end of
   period                                 $1.168         $1.170         $1.129         $1.115              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -



(a)  Inception date July 15, 2013.



(b) Inception date August 15, 2013.

-------------------------------------------------------------------------------


HARTFORD SELECT LEADERS OUTLOOK III

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.016        $13.145        $13.200        $11.934         $9.790
  Accumulation Unit Value at end of
   period                                $18.261        $15.016        $13.145        $13.200        $11.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,490          2,146          2,584          3,158          3,797
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.662        $12.861        $12.940        $11.722         $9.636
  Accumulation Unit Value at end of
   period                                $17.795        $14.662        $12.861        $12.940        $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                299            438            512            680            885
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.113        $12.392        $12.481        $11.317         $9.312
  Accumulation Unit Value at end of
   period                                $17.111        $14.113        $12.392        $12.481        $11.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                827          1,078          1,301          1,703          1,992
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.822        $12.161        $12.272        $11.151         $9.194
  Accumulation Unit Value at end of
   period                                $16.725        $13.822        $12.161        $12.272        $11.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                987          1,246          1,626          2,132          2,572
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.822        $12.161        $12.272        $11.151         $9.194
  Accumulation Unit Value at end of
   period                                $16.725        $13.822        $12.161        $12.272        $11.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                987          1,246          1,626          2,132          2,572
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.818        $12.187        $12.330        $11.231         $9.283
  Accumulation Unit Value at end of
   period                                $16.678        $13.818        $12.187        $12.330        $11.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                351            230            207            249            240
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.756        $12.138        $12.287        $11.197         $9.260
  Accumulation Unit Value at end of
   period                                $16.594        $13.756        $12.138        $12.287        $11.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                117            147            168            217            286
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.112        $13.368        $13.565        $12.394        $10.275
  Accumulation Unit Value at end of
   period                                $18.185        $15.112        $13.368        $13.565        $12.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             23             17              1              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.137         $1.015         $1.042         $0.944         $0.750
  Accumulation Unit Value at end of
   period                                 $1.486         $1.137         $1.015         $1.042         $0.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,426         13,086         15,827         19,867         22,219
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.111         $0.994         $1.022         $0.928         $0.739
  Accumulation Unit Value at end of
   period                                 $1.450         $1.111         $0.994         $1.022         $0.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,444          2,437          2,977          4,220          5,357

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.127        $13.486        $12.506              -              -
  Accumulation Unit Value at end of
   period                                 $9.790        $14.127        $13.486              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,344          4,917          4,853              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.933        $13.327        $12.369              -              -
  Accumulation Unit Value at end of
   period                                 $9.636        $13.933        $13.327              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                925            526            362              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.478        $12.905        $11.982              -              -
  Accumulation Unit Value at end of
   period                                 $9.312        $13.478        $12.905              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,399          3,238          3,366              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.333        $12.791        $11.885              -              -
  Accumulation Unit Value at end of
   period                                 $9.194        $13.333        $12.791              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,745          3,124          2,710              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.333        $12.791        $11.885              -              -
  Accumulation Unit Value at end of
   period                                 $9.194        $13.333        $12.791              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,745          3,124          2,710              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.469        $12.961        $12.057              -              -
  Accumulation Unit Value at end of
   period                                 $9.260        $13.469        $12.961              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            370            358              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.201         $1.198         $1.069              -              -
  Accumulation Unit Value at end of
   period                                 $0.750         $1.201         $1.198              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,515         28,692         32,115              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.186         $1.185         $1.059              -              -
  Accumulation Unit Value at end of
   period                                 $0.739         $1.186         $1.185              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,995          3,470          2,141              -              -

150

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.098         $0.984         $1.013         $0.920         $0.733
  Accumulation Unit Value at end of
   period                                 $1.432         $1.098         $0.984         $1.013         $0.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,071          6,007          7,915         10,548         13,640
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.075         $0.965         $0.996         $0.906         $0.724
  Accumulation Unit Value at end of
   period                                 $1.399         $1.075         $0.965         $0.996         $0.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,295          5,940          7,789          9,866         12,041
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.075         $0.965         $0.996         $0.906         $0.724
  Accumulation Unit Value at end of
   period                                 $1.399         $1.075         $0.965         $0.996         $0.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,295          5,940          7,789          9,866         12,041
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.048         $0.943         $0.975         $0.890         $0.713
  Accumulation Unit Value at end of
   period                                 $1.360         $1.048         $0.943         $0.975         $0.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,006          2,362          1,570          1,289            955
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.043         $0.939         $0.972         $0.887         $0.711
  Accumulation Unit Value at end of
   period                                 $1.353         $1.043         $0.939         $0.972         $0.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,280          1,602          1,906          2,198          2,666
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.051        $13.585        $14.091        $12.894        $10.357
  Accumulation Unit Value at end of
   period                                $19.476        $15.051        $13.585        $14.091        $12.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             17             14              9              8
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.044        $14.521        $13.920        $13.302        $12.015
  Accumulation Unit Value at end of
   period                                $14.471        $15.044        $14.521        $13.920        $13.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,399          2,160          2,536          3,247          3,467
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.689        $14.207        $13.647        $13.067        $11.826
  Accumulation Unit Value at end of
   period                                $14.102        $14.689        $14.207        $13.647        $13.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                219            393            386            515            624
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.985        $14.508        $13.950        $13.370        $12.113
  Accumulation Unit Value at end of
   period                                $14.372        $14.985        $14.508        $13.950        $13.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                782            807          1,025          1,451          1,817
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.676        $14.238        $13.717        $13.173        $11.959
  Accumulation Unit Value at end of
   period                                $14.047        $14.676        $14.238        $13.717        $13.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                855          1,096          1,365          1,822          2,165

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.178         $1.178         $1.053              -              -
  Accumulation Unit Value at end of
   period                                 $0.733         $1.178         $1.178              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,874         22,667         24,866              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.166         $1.168         $1.045              -              -
  Accumulation Unit Value at end of
   period                                 $0.724         $1.166         $1.168              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,660         13,424         13,535              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.166         $1.168         $1.045              -              -
  Accumulation Unit Value at end of
   period                                 $0.724         $1.166         $1.168              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,660         13,424         13,535              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.148         $1.153         $1.033              -              -
  Accumulation Unit Value at end of
   period                                 $0.711         $1.148         $1.153              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,880          3,044          2,731              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.482        $13.271        $12.813              -              -
  Accumulation Unit Value at end of
   period                                $12.015        $13.482        $13.271              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,440          3,471          2,849              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.296        $13.115        $12.671              -              -
  Accumulation Unit Value at end of
   period                                $11.826        $13.296        $13.115              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                671            456            282              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.632        $13.460        $13.010              -              -
  Accumulation Unit Value at end of
   period                                $12.113        $13.632        $13.460              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,947          2,606          2,676              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.485        $13.341        $12.905              -              -
  Accumulation Unit Value at end of
   period                                $11.959        $13.485        $13.341              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,158          2,328          1,917              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.676        $14.238        $13.717        $13.173        $11.959
  Accumulation Unit Value at end of
   period                                $14.047        $14.676        $14.238        $13.717        $13.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                855          1,096          1,365          1,822          2,165
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.843        $13.463        $13.003        $12.519        $11.393
  Accumulation Unit Value at end of
   period                                $13.216        $13.843        $13.463        $13.003        $12.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                238            254            236            244            193
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.781        $13.409        $12.958        $12.481        $11.365
  Accumulation Unit Value at end of
   period                                $13.150        $13.781        $13.409        $12.958        $12.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            126            134            172            243
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.425        $12.120        $11.741        $11.338        $10.349
  Accumulation Unit Value at end of
   period                                $11.827        $12.425        $12.120        $11.741        $11.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             39             38             30              2
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.339        $12.776        $12.431        $12.016        $11.142
  Accumulation Unit Value at end of
   period                                $12.776        $13.339        $12.776        $12.431        $12.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                536            755            967          1,131          1,193
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.173        $12.643        $12.326        $11.938        $11.092
  Accumulation Unit Value at end of
   period                                $12.592        $13.173        $12.643        $12.326        $11.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70            108            124            155            163
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.092        $12.577        $12.274        $11.899        $11.067
  Accumulation Unit Value at end of
   period                                $12.501        $13.092        $12.577        $12.274        $11.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116            172            261            343            353
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.929        $12.446        $12.170        $11.823        $11.018
  Accumulation Unit Value at end of
   period                                $12.322        $12.929        $12.446        $12.170        $11.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                319            476            664            635            643
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.929        $12.446        $12.170        $11.823        $11.018
  Accumulation Unit Value at end of
   period                                $12.322        $12.929        $12.446        $12.170        $11.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                319            476            664            635            643
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.729        $12.284        $12.042        $11.727        $10.956
  Accumulation Unit Value at end of
   period                                $12.101        $12.729        $12.284        $12.042        $11.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            164            155            136             73

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.485        $13.341        $12.905              -              -
  Accumulation Unit Value at end of
   period                                $11.959        $13.485        $13.341              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,158          2,328          1,917              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.854        $12.755        $12.352              -              -
  Accumulation Unit Value at end of
   period                                $11.365        $12.854        $12.755              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                236            257            193              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.951        $10.198        $10.025              -              -
  Accumulation Unit Value at end of
   period                                $11.142        $10.951        $10.198              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,032            300             14              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.924        $10.193        $10.023              -              -
  Accumulation Unit Value at end of
   period                                $11.092        $10.924        $10.193              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                222             22              3              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.911        $10.191        $10.022              -              -
  Accumulation Unit Value at end of
   period                                $11.067        $10.911        $10.191              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                350            139             39              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.884        $10.186        $10.020              -              -
  Accumulation Unit Value at end of
   period                                $11.018        $10.884        $10.186              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                674            306             46              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.884        $10.186        $10.020              -              -
  Accumulation Unit Value at end of
   period                                $11.018        $10.884        $10.186              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                674            306             46              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

152

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.689        $12.252        $12.017        $11.708        $10.944
  Accumulation Unit Value at end of
   period                                $12.057        $12.689        $12.252        $12.017        $11.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             45             45             75             80
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.261        $11.868        $11.669        $11.398        $10.253
  Accumulation Unit Value at end of
   period                                $11.621        $12.261        $11.868        $11.669        $11.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8             25              7              1
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.390         $9.855        $10.536         $9.586         $6.979
  Accumulation Unit Value at end of
   period                                $13.722        $11.390         $9.855        $10.536         $9.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                870          1,333          1,758          2,202          2,372
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.238         $9.743        $10.436         $9.515         $6.941
  Accumulation Unit Value at end of
   period                                $13.511        $11.238         $9.743        $10.436         $9.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             87            112            156            172
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.162         $9.687        $10.387         $9.479         $6.922
  Accumulation Unit Value at end of
   period                                $13.407        $11.162         $9.687        $10.387         $9.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                270            403            523            638            712
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.013         $9.576        $10.289         $9.409         $6.884
  Accumulation Unit Value at end of
   period                                $13.201        $11.013         $9.576        $10.289         $9.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                416            600            816          1,054          1,309
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.013         $9.576        $10.289         $9.409         $6.884
  Accumulation Unit Value at end of
   period                                $13.201        $11.013         $9.576        $10.289         $9.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                416            600            816          1,054          1,309
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.829         $9.440        $10.168         $9.321         $6.837
  Accumulation Unit Value at end of
   period                                $12.948        $10.829         $9.440        $10.168         $9.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116             70             57             52             50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.792         $9.413        $10.143         $9.304         $6.827
  Accumulation Unit Value at end of
   period                                $12.898        $10.792         $9.413        $10.143         $9.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             69             90            131            155
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.515        $14.440        $15.600        $14.344        $10.552
  Accumulation Unit Value at end of
   period                                $19.687        $16.515        $14.440        $15.600        $14.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.843        $10.178        $10.017              -              -
  Accumulation Unit Value at end of
   period                                $10.944        $10.843        $10.178              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             41              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.066        $10.893         $9.641              -              -
  Accumulation Unit Value at end of
   period                                 $6.979        $12.066        $10.893              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,477          2,033            657              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.024        $10.877         $9.634              -              -
  Accumulation Unit Value at end of
   period                                 $6.941        $12.024        $10.877              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                176             99             33              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.003        $10.868         $9.631              -              -
  Accumulation Unit Value at end of
   period                                 $6.922        $12.003        $10.868              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                757            715            194              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.961        $10.852         $9.624              -              -
  Accumulation Unit Value at end of
   period                                 $6.884        $11.961        $10.852              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,503          1,216            492              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.961        $10.852         $9.624              -              -
  Accumulation Unit Value at end of
   period                                 $6.884        $11.961        $10.852              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,503          1,216            492              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.899        $10.828         $9.613              -              -
  Accumulation Unit Value at end of
   period                                 $6.827        $11.899        $10.828              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            198             20              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.759        $11.418        $12.747        $11.602         $8.293
  Accumulation Unit Value at end of
   period                                $17.474        $13.759        $11.418        $12.747        $11.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                573            823            968          1,158          1,568
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.434        $11.171        $12.496        $11.397         $8.163
  Accumulation Unit Value at end of
   period                                $17.028        $13.434        $11.171        $12.496        $11.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87            119            148            218            327
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.979        $14.133        $15.825        $14.447        $10.357
  Accumulation Unit Value at end of
   period                                $21.498        $16.979        $14.133        $15.825        $14.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                169            248            318            402            504
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.629        $13.869        $15.561        $14.234        $10.225
  Accumulation Unit Value at end of
   period                                $21.013        $16.629        $13.869        $15.561        $14.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            279            372            526            669
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.629        $13.869        $15.561        $14.234        $10.225
  Accumulation Unit Value at end of
   period                                $21.013        $16.629        $13.869        $15.561        $14.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            279            372            526            669
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.614         $9.711        $10.922        $10.016         $7.213
  Accumulation Unit Value at end of
   period                                $14.639        $11.614         $9.711        $10.922        $10.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            118            111             88             48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.561         $9.672        $10.884         $9.986         $7.195
  Accumulation Unit Value at end of
   period                                $14.566        $11.561         $9.672        $10.884         $9.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             57             77            131            162
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.875        $14.152        $15.966        $14.686         $9.572
  Accumulation Unit Value at end of
   period                                $21.208        $16.875        $14.152        $15.966        $14.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             12              7              6              2
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.832        $12.766        $16.060        $13.344         $8.415
  Accumulation Unit Value at end of
   period                                $18.706        $14.832        $12.766        $16.060        $13.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                423            448            557            801            935
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.483        $12.490        $15.744        $13.108         $8.282
  Accumulation Unit Value at end of
   period                                $18.229        $14.483        $12.490        $15.744        $13.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             57             85            192            236

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.691        $12.126        $10.821              -              -
  Accumulation Unit Value at end of
   period                                 $8.293        $13.691        $12.126              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,461          1,640          1,283              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.503        $11.983        $10.702              -              -
  Accumulation Unit Value at end of
   period                                 $8.163        $13.503        $11.983              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                360            207            116              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.151        $15.235        $13.611              -              -
  Accumulation Unit Value at end of
   period                                $10.357        $17.151        $15.235              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                605            768            781              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.966        $15.101        $13.502              -              -
  Accumulation Unit Value at end of
   period                                $10.225        $16.966        $15.101              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                731            782            635              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.966        $15.101        $13.502              -              -
  Accumulation Unit Value at end of
   period                                $10.225        $16.966        $15.101              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                731            782            635              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.975        $10.690         $9.569              -              -
  Accumulation Unit Value at end of
   period                                 $7.195        $11.975        $10.690              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174            193            159              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.415        $15.426        $13.365              -              -
  Accumulation Unit Value at end of
   period                                 $8.415        $18.415        $15.426              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                936          1,128            878              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.162        $15.244        $13.217              -              -
  Accumulation Unit Value at end of
   period                                 $8.282        $18.162        $15.244              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                254            208            180              -              -

154

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.242        $16.611        $20.959        $17.467        $11.048
  Accumulation Unit Value at end of
   period                                $24.195        $19.242        $16.611        $20.959        $17.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            176            228            318            372
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.845        $16.301        $20.610        $17.210        $10.907
  Accumulation Unit Value at end of
   period                                $23.648        $18.845        $16.301        $20.610        $17.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            293            425            519            599
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.845        $16.301        $20.610        $17.210        $10.907
  Accumulation Unit Value at end of
   period                                $23.648        $18.845        $16.301        $20.610        $17.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            293            425            519            599
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.472        $11.682        $14.807        $12.396         $7.876
  Accumulation Unit Value at end of
   period                                $16.863        $13.472        $11.682        $14.807        $12.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            108             69             45             37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.411        $11.636        $14.755        $12.359         $7.856
  Accumulation Unit Value at end of
   period                                $16.779        $13.411        $11.636        $14.755        $12.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             59             62             87            108
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.891        $15.561        $19.783        $16.610         $9.849
  Accumulation Unit Value at end of
   period                                $22.328        $17.891        $15.561        $19.783        $16.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              6              5              2              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.490         $9.051         $9.617         $8.242         $6.013
  Accumulation Unit Value at end of
   period                                $13.418        $10.490         $9.051         $9.617         $8.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,007          7,005          8,902         11,826         13,714
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.243         $8.855         $9.428         $8.096         $5.919
  Accumulation Unit Value at end of
   period                                $13.075        $10.243         $8.855         $9.428         $8.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                735          1,188          1,412          2,089          2,593
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.450        $12.504        $13.327        $11.456         $8.383
  Accumulation Unit Value at end of
   period                                $18.427        $14.450        $12.504        $13.327        $11.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,533          2,068          2,822          3,820          5,053
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.152        $12.271        $13.104        $11.287         $8.276
  Accumulation Unit Value at end of
   period                                $18.011        $14.152        $12.271        $13.104        $11.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,660          3,605          4,734          6,164          7,442

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.251        $20.375        $17.673              -              -
  Accumulation Unit Value at end of
   period                                $11.048        $24.251        $20.375              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                437            572            590              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $23.990        $20.196        $17.531              -              -
  Accumulation Unit Value at end of
   period                                $10.907        $23.990        $20.196              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                580            644            584              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.990        $20.196        $17.531              -              -
  Accumulation Unit Value at end of
   period                                $10.907        $23.990        $20.196              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                580            644            584              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.331        $14.634        $12.717              -              -
  Accumulation Unit Value at end of
   period                                 $7.856        $17.331        $14.634              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                122            140            141              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.917         $9.884         $9.042              -              -
  Accumulation Unit Value at end of
   period                                 $6.013        $10.917         $9.884              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,724         15,115         13,065              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.767         $9.767         $8.942              -              -
  Accumulation Unit Value at end of
   period                                 $5.919        $10.767         $9.767              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,799          2,115          1,411              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.265        $13.862        $12.696              -              -
  Accumulation Unit Value at end of
   period                                 $8.383        $15.265        $13.862              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,932          7,520          8,035              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.101        $13.740        $12.594              -              -
  Accumulation Unit Value at end of
   period                                 $8.276        $15.101        $13.740              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,038          8,106          6,984              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.152        $12.271        $13.104        $11.287         $8.276
  Accumulation Unit Value at end of
   period                                $18.011        $14.152        $12.271        $13.104        $11.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,660          3,605          4,734          6,164          7,442
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.689         $8.422         $9.017         $7.786         $5.723
  Accumulation Unit Value at end of
   period                                $12.301         $9.689         $8.422         $9.017         $7.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,466          1,171          1,092            866            612
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.645         $8.389         $8.985         $7.763         $5.709
  Accumulation Unit Value at end of
   period                                $12.239         $9.645         $8.389         $8.985         $7.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                543            784            954          1,037          1,454
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.268        $15.056        $16.167        $14.002         $9.445
  Accumulation Unit Value at end of
   period                                $21.857        $17.268        $15.056        $16.167        $14.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             59             46             28              9
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.849        $11.990        $12.423        $11.340         $8.789
  Accumulation Unit Value at end of
   period                                $18.177        $13.849        $11.990        $12.423        $11.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,284          4,680          5,874          7,413          8,699
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.522        $11.731        $12.179        $11.139         $8.651
  Accumulation Unit Value at end of
   period                                $17.713        $13.522        $11.731        $12.179        $11.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                575            922          1,069          1,319          1,655
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.126        $11.398        $11.845        $10.845         $8.431
  Accumulation Unit Value at end of
   period                                $17.176        $13.126        $11.398        $11.845        $10.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,580          2,125          2,811          3,730          4,797
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.855        $11.185        $11.648        $10.685         $8.323
  Accumulation Unit Value at end of
   period                                $16.788        $12.855        $11.185        $11.648        $10.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,339          3,266          4,217          5,393          6,417
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.855        $11.185        $11.648        $10.685         $8.323
  Accumulation Unit Value at end of
   period                                $16.788        $12.855        $11.185        $11.648        $10.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,339          3,266          4,217          5,393          6,417
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.929        $11.278        $11.773        $10.828         $8.455
  Accumulation Unit Value at end of
   period                                $16.842        $12.929        $11.278        $11.773        $10.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                803            634            594            489            402

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.101        $13.740        $12.594              -              -
  Accumulation Unit Value at end of
   period                                 $8.276        $15.101        $13.740              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,038          8,106          6,984              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.448         $9.535         $8.749              -              -
  Accumulation Unit Value at end of
   period                                 $5.709        $10.448         $9.535              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,505          1,670          1,566              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.384        $13.928        $12.522              -              -
  Accumulation Unit Value at end of
   period                                 $8.789        $14.384        $13.928              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,818          9,920          9,055              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.186        $13.764        $12.384              -              -
  Accumulation Unit Value at end of
   period                                 $8.651        $14.186        $13.764              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,804          1,259            848              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.839        $13.441        $12.098              -              -
  Accumulation Unit Value at end of
   period                                 $8.431        $13.839        $13.441              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,655          7,054          7,548              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.690        $13.323        $12.001              -              -
  Accumulation Unit Value at end of
   period                                 $8.323        $13.690        $13.323              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,122          7,491          6,599              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.690        $13.323        $12.001              -              -
  Accumulation Unit Value at end of
   period                                 $8.323        $13.690        $13.323              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,122          7,491          6,599              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

156

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.871        $11.233        $11.732        $10.795         $8.434
  Accumulation Unit Value at end of
   period                                $16.758        $12.871        $11.233        $11.732        $10.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                432            566            697            770          1,021
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.513        $13.573        $14.211        $13.109         $9.280
  Accumulation Unit Value at end of
   period                                $20.149        $15.513        $13.573        $14.211        $13.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             34             28             11              5
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.037        $10.384        $12.276        $11.644         $8.278
  Accumulation Unit Value at end of
   period                                $14.394        $12.037        $10.384        $12.276        $11.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,243          1,497          1,819          2,259          2,607
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.753        $10.159        $12.035        $11.438         $8.148
  Accumulation Unit Value at end of
   period                                $14.027        $11.753        $10.159        $12.035        $11.438
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                172            238            296            408            483
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.124        $13.086        $15.518        $14.764        $10.527
  Accumulation Unit Value at end of
   period                                $18.033        $15.124        $13.086        $15.518        $14.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                351            496            640            810            993
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.813        $12.842        $15.259        $14.546        $10.393
  Accumulation Unit Value at end of
   period                                $17.625        $14.813        $12.842        $15.259        $14.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                590            823          1,021          1,262          1,432
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.813        $12.842        $15.259        $14.546        $10.393
  Accumulation Unit Value at end of
   period                                $17.625        $14.813        $12.842        $15.259        $14.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                590            823          1,021          1,262          1,432
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.126         $8.801        $10.483        $10.018         $7.176
  Accumulation Unit Value at end of
   period                                $12.018        $10.126         $8.801        $10.483        $10.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                383            322            295            241            164
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.080         $8.766        $10.447         $9.988         $7.158
  Accumulation Unit Value at end of
   period                                $11.958        $10.080         $8.766        $10.447         $9.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                147            226            282            330            407
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.999        $13.075        $15.622        $14.974         $9.373
  Accumulation Unit Value at end of
   period                                $17.749        $14.999        $13.075        $15.622        $14.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             21             12              5              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.914        $13.581        $12.248              -              -
  Accumulation Unit Value at end of
   period                                 $8.434        $13.914        $13.581              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,056          1,171          1,130              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.549        $12.330        $11.290              -              -
  Accumulation Unit Value at end of
   period                                 $8.278        $14.549        $12.330              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,972          3,116          2,588              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.349        $12.185        $11.166              -              -
  Accumulation Unit Value at end of
   period                                 $8.148        $14.349        $12.185              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                553            457            354              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.558        $15.774        $14.460              -              -
  Accumulation Unit Value at end of
   period                                $10.527        $18.558        $15.774              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,152          1,535          1,665              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.358        $15.635        $14.344              -              -
  Accumulation Unit Value at end of
   period                                $10.393        $18.358        $15.635              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,548          1,620          1,579              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.358        $15.635        $14.344              -              -
  Accumulation Unit Value at end of
   period                                $10.393        $18.358        $15.635              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,548          1,620          1,579              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.682        $10.834         $9.950              -              -
  Accumulation Unit Value at end of
   period                                 $7.158        $12.682        $10.834              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                438            458            366              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.180        $21.737        $25.694        $22.171        $15.069
  Accumulation Unit Value at end of
   period                                $27.572        $25.180        $21.737        $25.694        $22.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                306            393            507            699            716
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $24.586        $21.268        $25.189        $21.779        $14.832
  Accumulation Unit Value at end of
   period                                $26.868        $24.586        $21.268        $25.189        $21.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             43             59            120            137
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.595        $22.162        $26.275        $22.740        $15.502
  Accumulation Unit Value at end of
   period                                $27.942        $25.595        $22.162        $26.275        $22.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111            162            215            303            333
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $25.067        $21.748        $25.836        $22.406        $15.305
  Accumulation Unit Value at end of
   period                                $27.312        $25.067        $21.748        $25.836        $22.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            297            382            487            516
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.067        $21.748        $25.836        $22.406        $15.305
  Accumulation Unit Value at end of
   period                                $27.312        $25.067        $21.748        $25.836        $22.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            297            382            487            516
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.170        $20.153        $24.001        $20.866        $14.289
  Accumulation Unit Value at end of
   period                                $25.182        $23.170        $20.153        $24.001        $20.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             62             53             46             30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.066        $20.072        $23.917        $20.803        $14.253
  Accumulation Unit Value at end of
   period                                $25.056        $23.066        $20.072        $23.917        $20.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             43             50             89             97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.797        $14.654        $17.504        $15.263        $10.483
  Accumulation Unit Value at end of
   period                                $18.201        $16.797        $14.654        $17.504        $15.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             14              6              1              1
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.599        $10.798        $11.537        $10.099         $7.725
  Accumulation Unit Value at end of
   period                                $15.678        $11.599        $10.798        $11.537        $10.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                148            198            231            309            341
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.419        $10.651        $11.403        $10.002         $7.666
  Accumulation Unit Value at end of
   period                                $15.403        $11.419        $10.651        $11.403        $10.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             31             25             33             33

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.599        $20.464        $17.526              -              -
  Accumulation Unit Value at end of
   period                                $15.069        $26.599        $20.464              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                754            755            551              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $26.234        $20.223        $17.333              -              -
  Accumulation Unit Value at end of
   period                                $14.832        $26.234        $20.223              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                145             99             80              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.447        $21.179        $18.159              -              -
  Accumulation Unit Value at end of
   period                                $15.502        $27.447        $21.179              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                389            458            413              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $27.151        $20.993        $18.013              -              -
  Accumulation Unit Value at end of
   period                                $15.305        $27.151        $20.993              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                512            566            354              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.151        $20.993        $18.013              -              -
  Accumulation Unit Value at end of
   period                                $15.305        $27.151        $20.993              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                512            566            354              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.361        $19.668        $16.896              -              -
  Accumulation Unit Value at end of
   period                                $14.253        $25.361        $19.668              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96            111             87              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.148        $10.808        $10.019              -              -
  Accumulation Unit Value at end of
   period                                 $7.725        $12.148        $10.808              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                323            284            174              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.079        $10.769         $9.990              -              -
  Accumulation Unit Value at end of
   period                                 $7.666        $12.079        $10.769              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             41             38              -              -

158

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.330        $10.578        $11.337         $9.954         $7.637
  Accumulation Unit Value at end of
   period                                $15.268        $11.330        $10.578        $11.337         $9.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             35             48            111            123
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.153        $10.435        $11.205         $9.858         $7.579
  Accumulation Unit Value at end of
   period                                $15.000        $11.153        $10.435        $11.205         $9.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            136            160            191            221
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.153        $10.435        $11.205         $9.858         $7.579
  Accumulation Unit Value at end of
   period                                $15.000        $11.153        $10.435        $11.205         $9.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            136            160            191            221
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.937        $10.258        $11.043         $9.739         $7.506
  Accumulation Unit Value at end of
   period                                $14.673        $10.937        $10.258        $11.043         $9.739
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                104             80             72             19              8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.894        $10.223        $11.011         $9.716         $7.492
  Accumulation Unit Value at end of
   period                                $14.608        $10.894        $10.223        $11.011         $9.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             16             22             20             22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.447        $13.590        $14.674        $12.981        $10.035
  Accumulation Unit Value at end of
   period                                $19.323        $14.447        $13.590        $14.674        $12.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1              1              1              1
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.034        $16.283        $16.176        $14.603        $10.954
  Accumulation Unit Value at end of
   period                                $20.202        $18.034        $16.283        $16.176        $14.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,644          5,168          6,377          8,173          9,604
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.653        $15.971        $15.898        $14.381        $10.809
  Accumulation Unit Value at end of
   period                                $19.736        $17.653        $15.971        $15.898        $14.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                364            562            733            998          1,242
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.466        $15.817        $15.761        $14.271        $10.737
  Accumulation Unit Value at end of
   period                                $19.507        $17.466        $15.817        $15.761        $14.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,049          1,433          1,907          2,351          2,825
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.106        $15.522        $15.498        $14.061        $10.600
  Accumulation Unit Value at end of
   period                                $19.066        $17.106        $15.522        $15.498        $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,195          2,972          3,854          4,882          6,031

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.045        $10.749         $9.975              -              -
  Accumulation Unit Value at end of
   period                                 $7.637        $12.045        $10.749              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103             64             37              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.977        $10.709         $9.946              -              -
  Accumulation Unit Value at end of
   period                                 $7.579        $11.977        $10.709              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                218            186            173              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.977        $10.709         $9.946              -              -
  Accumulation Unit Value at end of
   period                                 $7.579        $11.977        $10.709              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                218            186            173              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.875        $10.651         $9.903              -              -
  Accumulation Unit Value at end of
   period                                 $7.492        $11.875        $10.651              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             32             25              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.839        $15.528        $14.404              -              -
  Accumulation Unit Value at end of
   period                                $10.954        $15.839        $15.528              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,448         11,435          8,315              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.661        $15.383        $14.281              -              -
  Accumulation Unit Value at end of
   period                                $10.809        $15.661        $15.383              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,372          1,167            945              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.572        $15.312        $14.220              -              -
  Accumulation Unit Value at end of
   period                                $10.737        $15.572        $15.312              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,279          3,744          3,456              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.405        $15.177        $14.106              -              -
  Accumulation Unit Value at end of
   period                                $10.600        $15.405        $15.177              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,838          7,843          6,368              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.106        $15.522        $15.498        $14.061        $10.600
  Accumulation Unit Value at end of
   period                                $19.066        $17.106        $15.522        $15.498        $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,195          2,972          3,854          4,882          6,031
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.676        $15.170        $15.184        $13.810        $10.437
  Accumulation Unit Value at end of
   period                                $18.541        $16.676        $15.170        $15.184        $13.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                619            509            424            375            333
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.601        $15.109        $15.131        $13.769        $10.411
  Accumulation Unit Value at end of
   period                                $18.448        $16.601        $15.109        $15.131        $13.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                389            483            573            641            839
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.876        $15.398        $15.459        $14.102        $10.690
  Accumulation Unit Value at end of
   period                                $18.707        $16.876        $15.398        $15.459        $14.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             58             52             33              5
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.940        $10.807        $11.161        $10.173         $7.976
  Accumulation Unit Value at end of
   period                                $15.100        $11.940        $10.807        $11.161        $10.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                291            390            508            692            812
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.687        $10.600        $10.969        $10.018         $7.870
  Accumulation Unit Value at end of
   period                                $14.751        $11.687        $10.600        $10.969        $10.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             65             80             87            109
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.563        $10.498        $10.874         $9.941         $7.818
  Accumulation Unit Value at end of
   period                                $14.580        $11.563        $10.498        $10.874         $9.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            147            212            301            332
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.325        $10.302        $10.692         $9.795         $7.718
  Accumulation Unit Value at end of
   period                                $14.251        $11.325        $10.302        $10.692         $9.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                218            314            410            523            651
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.325        $10.302        $10.692         $9.795         $7.718
  Accumulation Unit Value at end of
   period                                $14.251        $11.325        $10.302        $10.692         $9.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                218            314            410            523            651
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.040        $10.068        $10.476         $9.621         $7.600
  Accumulation Unit Value at end of
   period                                $13.858        $11.040        $10.068        $10.476         $9.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79             82             81             61             52

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.405        $15.177        $14.106              -              -
  Accumulation Unit Value at end of
   period                                $10.600        $15.405        $15.177              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,838          7,843          6,368              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.176        $14.997        $13.954              -              -
  Accumulation Unit Value at end of
   period                                $10.411        $15.176        $14.997              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                981          1,120            959              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.392        $11.865        $10.629              -              -
  Accumulation Unit Value at end of
   period                                 $7.976        $12.392        $11.865              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                901            996            826              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.252        $11.754        $10.539              -              -
  Accumulation Unit Value at end of
   period                                 $7.870        $12.252        $11.754              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            130             90              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.183        $11.700        $10.493              -              -
  Accumulation Unit Value at end of
   period                                 $7.818        $12.183        $11.700              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                412            600            477              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.051        $11.597        $10.409              -              -
  Accumulation Unit Value at end of
   period                                 $7.718        $12.051        $11.597              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                672            760            762              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.051        $11.597        $10.409              -              -
  Accumulation Unit Value at end of
   period                                 $7.718        $12.051        $11.597              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                672            760            762              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

160

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.990        $10.028        $10.439         $9.592         $7.581
  Accumulation Unit Value at end of
   period                                $13.789        $10.990        $10.028        $10.439         $9.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             49             58             78            106
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.566        $13.323        $13.904        $12.808        $10.148
  Accumulation Unit Value at end of
   period                                $18.228        $14.566        $13.323        $13.904        $12.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              2              2              -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.772         $9.574        $10.280         $9.150         $7.342
  Accumulation Unit Value at end of
   period                                $14.377        $10.772         $9.574        $10.280         $9.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118            113            145            162            176
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.604         $9.444        $10.160         $9.062         $7.286
  Accumulation Unit Value at end of
   period                                $14.125        $10.604         $9.444        $10.160         $9.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             16             36             35             43
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.522         $9.380        $10.101         $9.018         $7.258
  Accumulation Unit Value at end of
   period                                $14.001        $10.522         $9.380        $10.101         $9.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             27             36             42             44
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.358         $9.252         $9.984         $8.932         $7.203
  Accumulation Unit Value at end of
   period                                $13.756        $10.358         $9.252         $9.984         $8.932
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             71             72             86            113
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.358         $9.252         $9.984         $8.932         $7.203
  Accumulation Unit Value at end of
   period                                $13.756        $10.358         $9.252         $9.984         $8.932
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             71             72             86            113
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.157         $9.095         $9.839         $8.824         $7.134
  Accumulation Unit Value at end of
   period                                $13.455        $10.157         $9.095         $9.839         $8.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             17              9              3              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.117         $9.064         $9.810         $8.803         $7.120
  Accumulation Unit Value at end of
   period                                $13.396        $10.117         $9.064         $9.810         $8.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              8             14             20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.472        $12.999        $14.104        $12.687        $10.287
  Accumulation Unit Value at end of
   period                                $19.114        $14.472        $12.999        $14.104        $12.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.872        $11.459        $10.297              -              -
  Accumulation Unit Value at end of
   period                                 $7.581        $11.872        $11.459              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            109            101              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.520        $11.748        $10.518              -              -
  Accumulation Unit Value at end of
   period                                 $7.342        $11.520        $11.748              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                173            166            119              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.455        $11.705        $10.487              -              -
  Accumulation Unit Value at end of
   period                                 $7.286        $11.455        $11.705              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             16             12              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.422        $11.683        $10.472              -              -
  Accumulation Unit Value at end of
   period                                 $7.258        $11.422        $11.683              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             36             17              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.357        $11.641        $10.442              -              -
  Accumulation Unit Value at end of
   period                                 $7.203        $11.357        $11.641              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92             79             74              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.357        $11.641        $10.442              -              -
  Accumulation Unit Value at end of
   period                                 $7.203        $11.357        $11.641              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92             79             74              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.261        $11.577        $10.396              -              -
  Accumulation Unit Value at end of
   period                                 $7.120        $11.261        $11.577              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             22             14              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.606        $15.086        $14.476        $12.205        $10.579
  Accumulation Unit Value at end of
   period                                $21.173        $16.606        $15.086        $14.476        $12.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,678          2,107          2,505          2,989          3,241
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.288        $14.826        $14.256        $12.043        $10.460
  Accumulation Unit Value at end of
   period                                $20.726        $16.288        $14.826        $14.256        $12.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103            147            180            249            273
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.131        $14.698        $14.147        $11.963        $10.401
  Accumulation Unit Value at end of
   period                                $20.506        $16.131        $14.698        $14.147        $11.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                514            622            764            863            992
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.822        $14.446        $13.931        $11.804        $10.283
  Accumulation Unit Value at end of
   period                                $20.073        $15.822        $14.446        $13.931        $11.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                864          1,212          1,492          1,890          2,166
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.822        $14.446        $13.931        $11.804        $10.283
  Accumulation Unit Value at end of
   period                                $20.073        $15.822        $14.446        $13.931        $11.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                864          1,212          1,492          1,890          2,166
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.449        $14.140        $13.671        $11.613        $10.142
  Accumulation Unit Value at end of
   period                                $19.551        $15.449        $14.140        $13.671        $11.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                291            230            167            112            102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.379        $14.084        $13.623        $11.578        $10.116
  Accumulation Unit Value at end of
   period                                $19.453        $15.379        $14.084        $13.623        $11.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                182            241            297            314            364
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.650        $14.368        $13.933        $11.870        $10.398
  Accumulation Unit Value at end of
   period                                $19.746        $15.650        $14.368        $13.933        $11.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             22             19              8              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.731         $9.220         $9.745         $7.730         $6.088
  Accumulation Unit Value at end of
   period                                $14.374        $10.731         $9.220         $9.745         $7.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                155            127            155            178            123
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.619         $9.141         $9.681         $7.695         $6.072
  Accumulation Unit Value at end of
   period                                $14.194        $10.619         $9.141         $9.681         $7.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             22             25             22             16

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.761        $15.429        $13.957              -              -
  Accumulation Unit Value at end of
   period                                $10.579        $14.761        $15.429              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,550          3,700          2,461              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.624        $15.316        $13.865              -              -
  Accumulation Unit Value at end of
   period                                $10.460        $14.624        $15.316              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                296            281            213              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.555        $15.260        $13.820              -              -
  Accumulation Unit Value at end of
   period                                $10.401        $14.555        $15.260              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,121          1,328          1,149              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.420        $15.148        $13.729              -              -
  Accumulation Unit Value at end of
   period                                $10.283        $14.420        $15.148              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,396          2,594          2,156              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.420        $15.148        $13.729              -              -
  Accumulation Unit Value at end of
   period                                $10.283        $14.420        $15.148              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,396          2,594          2,156              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.229        $14.992        $13.604              -              -
  Accumulation Unit Value at end of
   period                                $10.116        $14.229        $14.992              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                392            485            464              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.244         $9.249              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.088         $9.244              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99              8              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.239         $9.247              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.072         $9.239              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              -              -              -              -

162

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.563         $9.102         $9.649         $7.677         $6.064
  Accumulation Unit Value at end of
   period                                $14.105        $10.563         $9.102         $9.649         $7.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85             93            113             82             80
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.452         $9.025         $9.586         $7.642         $6.049
  Accumulation Unit Value at end of
   period                                $13.929        $10.452         $9.025         $9.586         $7.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            103            144            182             94
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.452         $9.025         $9.586         $7.642         $6.049
  Accumulation Unit Value at end of
   period                                $13.929        $10.452         $9.025         $9.586         $7.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            103            144            182             94
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.314         $8.928         $9.508         $7.599         $6.029
  Accumulation Unit Value at end of
   period                                $13.712        $10.314         $8.928         $9.508         $7.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             26             21             14              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.287         $8.909         $9.492         $7.590         $6.025
  Accumulation Unit Value at end of
   period                                $13.669        $10.287         $8.909         $9.492         $7.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             20             15             13             16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.965        $15.598        $16.660        $13.355        $10.628
  Accumulation Unit Value at end of
   period                                $23.812        $17.965        $15.598        $16.660        $13.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              1              1              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.618         $7.908         $8.452         $6.736         $4.772
  Accumulation Unit Value at end of
   period                                $11.706         $8.618         $7.908         $8.452         $6.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                888          1,030          1,290          1,653          2,014
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.415         $7.737         $8.286         $6.617         $4.697
  Accumulation Unit Value at end of
   period                                $11.407         $8.415         $7.737         $8.286         $6.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            157            194            260            337
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.264        $13.127        $14.073        $11.249         $7.993
  Accumulation Unit Value at end of
   period                                $19.316        $14.264        $13.127        $14.073        $11.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            272            388            480            691
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.970        $12.882        $13.838        $11.084         $7.891
  Accumulation Unit Value at end of
   period                                $18.880        $13.970        $12.882        $13.838        $11.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                309            390            497            674            810

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.237         $9.245              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.064         $9.237              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.231         $9.243              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.049         $9.231              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.231         $9.243              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.049         $9.231              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.224         $9.238              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.025         $9.224              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.441         $7.718         $6.926              -              -
  Accumulation Unit Value at end of
   period                                 $4.772         $8.441         $7.718              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,069          2,126          1,907              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.325         $7.627         $6.849              -              -
  Accumulation Unit Value at end of
   period                                 $4.697         $8.325         $7.627              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                330            250            127              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.182        $13.006        $11.684              -              -
  Accumulation Unit Value at end of
   period                                 $7.993        $14.182        $13.006              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                830            995          1,049              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.029        $12.892        $11.590              -              -
  Accumulation Unit Value at end of
   period                                 $7.891        $14.029        $12.892              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                862            847            761              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.970        $12.882        $13.838        $11.084         $7.891
  Accumulation Unit Value at end of
   period                                $18.880        $13.970        $12.882        $13.838        $11.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                309            390            497            674            810
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.895         $7.299         $7.859         $6.311         $4.505
  Accumulation Unit Value at end of
   period                                $10.643         $7.895         $7.299         $7.859         $6.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                266            196            177            138            102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.859         $7.269         $7.832         $6.292         $4.493
  Accumulation Unit Value at end of
   period                                $10.590         $7.859         $7.269         $7.832         $6.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94            156            208            212            323
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.405        $16.139        $17.431        $14.039        $10.051
  Accumulation Unit Value at end of
   period                                $23.394        $17.405        $16.139        $17.431        $14.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             14             11              7              4
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.419        $18.360        $18.170        $16.619        $13.404
  Accumulation Unit Value at end of
   period                                $20.782        $20.419        $18.360        $18.170        $16.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,041          1,468          1,617          2,028          2,191
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $19.938        $17.964        $17.814        $16.325        $13.193
  Accumulation Unit Value at end of
   period                                $20.252        $19.938        $17.964        $17.814        $16.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138            206            213            259            273
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.407        $18.405        $18.269        $16.759        $13.557
  Accumulation Unit Value at end of
   period                                $20.708        $20.407        $18.405        $18.269        $16.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                337            433            633            864          1,133
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $19.987        $18.061        $17.964        $16.513        $13.385
  Accumulation Unit Value at end of
   period                                $20.241        $19.987        $18.061        $17.964        $16.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                681            958          1,135          1,408          1,550
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.987        $18.061        $17.964        $16.513        $13.385
  Accumulation Unit Value at end of
   period                                $20.241        $19.987        $18.061        $17.964        $16.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                681            958          1,135          1,408          1,550
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.913        $17.134        $17.084        $15.743        $12.793
  Accumulation Unit Value at end of
   period                                $19.106        $18.913        $17.134        $17.084        $15.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                311            295            250            208            142

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.029        $12.892        $11.590              -              -
  Accumulation Unit Value at end of
   period                                 $7.891        $14.029        $12.892              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                862            847            761              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.012         $7.385         $6.647              -              -
  Accumulation Unit Value at end of
   period                                 $4.493         $8.012         $7.385              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                327            322            285              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.324        $14.676        $14.087              -              -
  Accumulation Unit Value at end of
   period                                $13.404        $15.324        $14.676              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,029          1,979          1,532              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.113        $14.503        $13.932              -              -
  Accumulation Unit Value at end of
   period                                $13.193        $15.113        $14.503              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                283            211            156              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.546        $14.934        $14.351              -              -
  Accumulation Unit Value at end of
   period                                $13.557        $15.546        $14.934              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,148          1,370          1,290              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.379        $14.803        $14.235              -              -
  Accumulation Unit Value at end of
   period                                $13.385        $15.379        $14.803              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,473          1,490          1,258              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.379        $14.803        $14.235              -              -
  Accumulation Unit Value at end of
   period                                $13.385        $15.379        $14.803              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,473          1,490          1,258              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

164

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.828        $17.065        $17.025        $15.696        $12.761
  Accumulation Unit Value at end of
   period                                $19.010        $18.828        $17.065        $17.025        $15.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87            120            136            138            189
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.323        $13.923        $13.924        $12.870        $10.489
  Accumulation Unit Value at end of
   period                                $15.432        $15.323        $13.923        $13.924        $12.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             24             33             11              2
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.021         $1.038         $1.056         $1.074         $1.092
  Accumulation Unit Value at end of
   period                                 $1.004         $1.021         $1.038         $1.056         $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,718         24,333         33,496         34,177         46,249
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.997         $1.016         $1.035         $1.055         $1.075
  Accumulation Unit Value at end of
   period                                 $0.978         $0.997         $1.016         $1.035         $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,289          1,989          4,431          3,123          4,604
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.032         $1.053         $1.074         $1.096         $1.117
  Accumulation Unit Value at end of
   period                                 $1.011         $1.032         $1.053         $1.074         $1.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,544          9,778         16,084         17,131         22,607
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.011         $1.033         $1.056         $1.080         $1.103
  Accumulation Unit Value at end of
   period                                 $0.989         $1.011         $1.033         $1.056         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,385         14,929         21,544         21,143         29,380
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.011         $1.033         $1.056         $1.080         $1.103
  Accumulation Unit Value at end of
   period                                 $0.989         $1.011         $1.033         $1.056         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,385         14,929         21,544         21,143         29,380
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.939         $0.963         $0.986         $1.011         $1.035
  Accumulation Unit Value at end of
   period                                 $0.917         $0.939         $0.963         $0.986         $1.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,118          3,015          3,417          2,310          2,427
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.935         $0.959         $0.983         $1.008         $1.033
  Accumulation Unit Value at end of
   period                                 $0.912         $0.935         $0.959         $0.983         $1.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,918          2,080          2,647          2,735          4,816
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.945         $9.195         $9.451         $9.714         $9.978
  Accumulation Unit Value at end of
   period                                 $8.702         $8.945         $9.195         $9.451         $9.714
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             16             29              5              5

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.706        $14.198        $13.669              -              -
  Accumulation Unit Value at end of
   period                                $12.761        $14.706        $14.198              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                193            227            170              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.087         $1.054         $1.041              -              -
  Accumulation Unit Value at end of
   period                                 $1.092         $1.087         $1.054              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             74,042         40,328         11,347              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.072         $1.041         $1.029              -              -
  Accumulation Unit Value at end of
   period                                 $1.075         $1.072         $1.041              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,058          1,766          1,420              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.116         $1.085         $1.072              -              -
  Accumulation Unit Value at end of
   period                                 $1.117         $1.116         $1.085              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             31,787         21,040         11,826              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.104         $1.075         $1.064              -              -
  Accumulation Unit Value at end of
   period                                 $1.103         $1.104         $1.075              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,287         12,644          5,730              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.104         $1.075         $1.064              -              -
  Accumulation Unit Value at end of
   period                                 $1.103         $1.104         $1.075              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,287         12,644          5,730              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.037         $1.013         $1.003              -              -
  Accumulation Unit Value at end of
   period                                 $1.033         $1.037         $1.013              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,801          2,748          1,638              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.284         $9.197        $10.722              -              -
  Accumulation Unit Value at end of
   period                                $14.169        $10.284         $9.197              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            301            187              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.247         $9.183        $10.720              -              -
  Accumulation Unit Value at end of
   period                                $14.090        $10.247         $9.183              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             55             26              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.229         $9.176        $10.718              -              -
  Accumulation Unit Value at end of
   period                                $14.051        $10.229         $9.176              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            158             86              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.192         $9.161        $10.716              -              -
  Accumulation Unit Value at end of
   period                                $13.973        $10.192         $9.161              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            207            174              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.192         $9.161        $10.716              -              -
  Accumulation Unit Value at end of
   period                                $13.973        $10.192         $9.161              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            207            174              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.147         $9.143        $10.712              -              -
  Accumulation Unit Value at end of
   period                                $13.876        $10.147         $9.143              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             45             19              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.138         $9.139        $10.711              -              -
  Accumulation Unit Value at end of
   period                                $13.856        $10.138         $9.139              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             37             24              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.092         $9.121        $10.708              -              -
  Accumulation Unit Value at end of
   period                                $13.760        $10.092         $9.121              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             11              7              -              -
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.126        $11.403        $11.504         $9.577         $7.000
  Accumulation Unit Value at end of
   period                                $17.284        $13.126        $11.403        $11.504         $9.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.560        $12.674        $12.812        $10.687         $7.827
  Accumulation Unit Value at end of
   period                                $19.133        $14.560        $12.674        $12.812        $10.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.154        $11.474         $9.894              -              -
  Accumulation Unit Value at end of
   period                                 $7.000        $12.154        $11.474              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.617        $12.881        $11.115              -              -
  Accumulation Unit Value at end of
   period                                 $7.827        $13.617        $12.881              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

166

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.872        $11.217        $11.349         $9.477         $6.947
  Accumulation Unit Value at end of
   period                                $16.899        $12.872        $11.217        $11.349         $9.477
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.706        $11.094        $11.248         $9.410         $6.913
  Accumulation Unit Value at end of
   period                                $16.647        $12.706        $11.094        $11.248         $9.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.706        $11.094        $11.248         $9.410         $6.913
  Accumulation Unit Value at end of
   period                                $16.647        $12.706        $11.094        $11.248         $9.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.213        $16.817        $17.093        $14.337        $10.558
  Accumulation Unit Value at end of
   period                                $25.110        $19.213        $16.817        $17.093        $14.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.460        $10.912        $11.097         $9.312         $6.861
  Accumulation Unit Value at end of
   period                                $16.277        $12.460        $10.912        $11.097         $9.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.979        $16.662        $16.986        $14.290        $10.555
  Accumulation Unit Value at end of
   period                                $24.730        $18.979        $16.662        $16.986        $14.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.510        $14.120        $14.672        $12.899        $10.217
  Accumulation Unit Value at end of
   period                                $22.019        $16.510        $14.120        $14.672        $12.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.194        $13.878        $14.448        $12.728        $10.102
  Accumulation Unit Value at end of
   period                                $21.554        $16.194        $13.878        $14.448        $12.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.038        $13.758        $14.338        $12.643        $10.045
  Accumulation Unit Value at end of
   period                                $21.325        $16.038        $13.758        $14.338        $12.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.730        $13.521        $14.120        $12.476         $9.932
  Accumulation Unit Value at end of
   period                                $20.875        $15.730        $13.521        $14.120        $12.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.099        $11.457         $9.890              -              -
  Accumulation Unit Value at end of
   period                                 $6.947        $12.099        $11.457              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.063        $11.445         $9.887              -              -
  Accumulation Unit Value at end of
   period                                 $6.913        $12.063        $11.445              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.063        $11.445         $9.887              -              -
  Accumulation Unit Value at end of
   period                                 $6.913        $12.063        $11.445              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.009        $11.428         $9.884              -              -
  Accumulation Unit Value at end of
   period                                 $6.861        $12.009        $11.428              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.188        $16.858        $15.156              -              -
  Accumulation Unit Value at end of
   period                                $10.217        $16.188        $16.858              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.038        $16.735        $15.056              -              -
  Accumulation Unit Value at end of
   period                                $10.102        $16.038        $16.735              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.963        $16.674        $15.007              -              -
  Accumulation Unit Value at end of
   period                                $10.045        $15.963        $16.674              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.815        $16.552        $14.908              -              -
  Accumulation Unit Value at end of
   period                                 $9.932        $15.815        $16.552              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.730        $13.521        $14.120        $12.476         $9.932
  Accumulation Unit Value at end of
   period                                $20.875        $15.730        $13.521        $14.120        $12.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.467        $14.190        $14.855        $13.158        $10.501
  Accumulation Unit Value at end of
   period                                $21.798        $16.467        $14.190        $14.855        $13.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.421        $13.295        $13.926        $12.341         $9.854
  Accumulation Unit Value at end of
   period                                $20.404        $15.421        $13.295        $13.926        $12.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              8              8              9             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.266        $14.059        $14.762        $13.115        $10.498
  Accumulation Unit Value at end of
   period                                $21.468        $16.266        $14.059        $14.762        $13.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.860        $11.486        $11.691        $10.854         $8.605
  Accumulation Unit Value at end of
   period                                $16.342        $12.860        $11.486        $11.691        $10.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                414            542            648            818            957
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.660        $11.330        $11.555        $10.749         $8.539
  Accumulation Unit Value at end of
   period                                $16.056        $12.660        $11.330        $11.555        $10.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64            119            127            138            167
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.561        $11.253        $11.488        $10.697         $8.506
  Accumulation Unit Value at end of
   period                                $15.914        $12.561        $11.253        $11.488        $10.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            164            262            365            461
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.366        $11.100        $11.354        $10.594         $8.441
  Accumulation Unit Value at end of
   period                                $15.636        $12.366        $11.100        $11.354        $10.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                287            424            546            700            833
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.366        $11.100        $11.354        $10.594         $8.441
  Accumulation Unit Value at end of
   period                                $15.636        $12.366        $11.100        $11.354        $10.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                287            424            546            700            833
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.126        $10.912        $11.190        $10.467         $8.361
  Accumulation Unit Value at end of
   period                                $15.294        $12.126        $10.912        $11.190        $10.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            128            125            104             89

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.815        $16.552        $14.908              -              -
  Accumulation Unit Value at end of
   period                                 $9.932        $15.815        $16.552              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.738        $16.521        $14.898              -              -
  Accumulation Unit Value at end of
   period                                 $9.854        $15.738        $16.521              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11              3              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.529        $11.787        $10.595              -              -
  Accumulation Unit Value at end of
   period                                 $8.605        $12.529        $11.787              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                999          1,159          1,208              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.458        $11.744        $10.564              -              -
  Accumulation Unit Value at end of
   period                                 $8.539        $12.458        $11.744              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            156            135              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.423        $11.722        $10.548              -              -
  Accumulation Unit Value at end of
   period                                 $8.506        $12.423        $11.722              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                522            657            760              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.352        $11.679        $10.518              -              -
  Accumulation Unit Value at end of
   period                                 $8.441        $12.352        $11.679              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                865          1,004          1,135              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.352        $11.679        $10.518              -              -
  Accumulation Unit Value at end of
   period                                 $8.441        $12.352        $11.679              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                865          1,004          1,135              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

168

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.079        $10.875        $11.157        $10.442         $8.345
  Accumulation Unit Value at end of
   period                                $15.227        $12.079        $10.875        $11.157        $10.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             65             81            110            143
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.578        $13.158        $13.533        $12.698        $10.173
  Accumulation Unit Value at end of
   period                                $18.332        $14.578        $13.158        $13.533        $12.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18              2              2              2              -
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.245         $9.662        $10.610              -              -
  Accumulation Unit Value at end of
   period                                $14.456        $11.245         $9.662              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.204         $9.647        $10.608              -              -
  Accumulation Unit Value at end of
   period                                $14.376        $11.204         $9.647              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.184         $9.640        $10.606              -              -
  Accumulation Unit Value at end of
   period                                $14.336        $11.184         $9.640              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.144         $9.624        $10.604              -              -
  Accumulation Unit Value at end of
   period                                $14.256        $11.144         $9.624              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.144         $9.624        $10.604              -              -
  Accumulation Unit Value at end of
   period                                $14.256        $11.144         $9.624              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.095         $9.605        $10.600              -              -
  Accumulation Unit Value at end of
   period                                $14.157        $11.095         $9.605              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.085         $9.601        $10.600              -              -
  Accumulation Unit Value at end of
   period                                $14.137        $11.085         $9.601              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.035         $9.582        $10.596              -              -
  Accumulation Unit Value at end of
   period                                $14.039        $11.035         $9.582              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.248        $11.615        $10.472              -              -
  Accumulation Unit Value at end of
   period                                 $8.345        $12.248        $11.615              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                139            141            148              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.379         $1.369         $1.291         $1.245         $1.267
  Accumulation Unit Value at end of
   period                                 $1.321         $1.379         $1.369         $1.291         $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,290         23,717         25,297         31,810         35,898
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.349         $1.341         $1.267         $1.225         $1.249
  Accumulation Unit Value at end of
   period                                 $1.289         $1.349         $1.341         $1.267         $1.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,892          3,724          3,685          5,374          6,307
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.334         $1.328         $1.255         $1.215         $1.240
  Accumulation Unit Value at end of
   period                                 $1.273         $1.334         $1.328         $1.255         $1.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,449          9,297         11,398         15,653         19,347
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.306         $1.303         $1.234         $1.197         $1.224
  Accumulation Unit Value at end of
   period                                 $1.244         $1.306         $1.303         $1.234         $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,581         13,016         14,697         20,228         24,141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.306         $1.303         $1.234         $1.197         $1.224
  Accumulation Unit Value at end of
   period                                 $1.244         $1.306         $1.303         $1.234         $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,581         13,016         14,697         20,228         24,141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.273         $1.273         $1.209         $1.175         $1.205
  Accumulation Unit Value at end of
   period                                 $1.209         $1.273         $1.273         $1.209         $1.175
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,448          3,922          3,367          3,851          4,255
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.267         $1.268         $1.205         $1.172         $1.202
  Accumulation Unit Value at end of
   period                                 $1.203         $1.267         $1.268         $1.205         $1.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,458          3,493          3,764          7,465          4,351
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.782        $10.815        $10.302        $10.047        $10.328
  Accumulation Unit Value at end of
   period                                $10.215        $10.782        $10.815        $10.302        $10.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26              9              2              1              -
INVESCO V.I. GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.509        $14.685        $15.282        $13.855        $11.355
  Accumulation Unit Value at end of
   period                                $21.712        $16.509        $14.685        $15.282        $13.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              9              9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.126        $14.373        $14.987        $13.615        $11.181
  Accumulation Unit Value at end of
   period                                $21.166        $16.126        $14.373        $14.987        $13.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.147         $1.098         $1.078              -              -
  Accumulation Unit Value at end of
   period                                 $1.267         $1.147         $1.098              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,447         35,318         22,144              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.133         $1.086         $1.067              -              -
  Accumulation Unit Value at end of
   period                                 $1.249         $1.133         $1.086              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,942          4,462          3,171              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.126         $1.080         $1.062              -              -
  Accumulation Unit Value at end of
   period                                 $1.240         $1.126         $1.080              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,817         23,928         20,478              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.114         $1.071         $1.053              -              -
  Accumulation Unit Value at end of
   period                                 $1.224         $1.114         $1.071              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,414         27,651         22,211              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.114         $1.071         $1.053              -              -
  Accumulation Unit Value at end of
   period                                 $1.224         $1.114         $1.071              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,414         27,651         22,211              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.097         $1.058         $1.042              -              -
  Accumulation Unit Value at end of
   period                                 $1.202         $1.097         $1.058              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,266          3,415          2,685              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.038        $16.903        $15.216              -              -
  Accumulation Unit Value at end of
   period                                $11.355        $17.038        $16.903              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              7              1              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.809        $16.710        $15.053              -              -
  Accumulation Unit Value at end of
   period                                $11.181        $16.809        $16.710              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

170

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.953        $14.233        $14.856        $13.509        $11.105
  Accumulation Unit Value at end of
   period                                $20.917        $15.953        $14.233        $14.856        $13.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              5              5              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.624        $13.967        $14.608        $13.310        $10.963
  Accumulation Unit Value at end of
   period                                $20.445        $15.624        $13.967        $14.608        $13.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.624        $13.967        $14.608        $13.310        $10.963
  Accumulation Unit Value at end of
   period                                $20.445        $15.624        $13.967        $14.608        $13.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.610        $13.094        $13.729        $12.541        $10.355
  Accumulation Unit Value at end of
   period                                $19.071        $14.610        $13.094        $13.729        $12.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.340        $13.754        $14.429        $13.186        $10.894
  Accumulation Unit Value at end of
   period                                $20.013        $15.340        $13.754        $14.429        $13.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              5              5              5              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.432        $12.973        $13.643        $12.500        $10.352
  Accumulation Unit Value at end of
   period                                $18.782        $14.432        $12.973        $13.643        $12.500
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              -              -              -              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.095         $1.844         $2.011         $1.813         $1.363
  Accumulation Unit Value at end of
   period                                 $2.451         $2.095         $1.844         $2.011         $1.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,649          4,072          5,107          5,865          6,600
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.720         $8.578        $10.219              -              -
  Accumulation Unit Value at end of
   period                                $11.345         $9.720         $8.578              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             21             28              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.069        $14.210        $16.951              -              -
  Accumulation Unit Value at end of
   period                                $18.718        $16.069        $14.210              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.048         $1.807         $1.974         $1.783         $1.344
  Accumulation Unit Value at end of
   period                                 $2.392         $2.048         $1.807         $1.974         $1.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                262            345            387            518            638

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.712        $16.630        $14.987              -              -
  Accumulation Unit Value at end of
   period                                $11.105        $16.712        $16.630              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.532        $16.484        $14.866              -              -
  Accumulation Unit Value at end of
   period                                $10.963        $16.532        $16.484              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.532        $16.484        $14.866              -              -
  Accumulation Unit Value at end of
   period                                $10.963        $16.532        $16.484              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.477        $16.478        $14.878              -              -
  Accumulation Unit Value at end of
   period                                $10.894        $16.477        $16.478              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.326         $2.062         $1.782              -              -
  Accumulation Unit Value at end of
   period                                 $1.363         $2.326         $2.062              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,402          5,913          4,739              -              -
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.297         $2.041         $1.765              -              -
  Accumulation Unit Value at end of
   period                                 $1.344         $2.297         $2.041              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                575            476          1,861              -              -

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.025         $1.788         $1.956         $1.768         $1.334
  Accumulation Unit Value at
   end of period                   $2.362         $2.025         $1.788         $1.956         $1.768
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     962            936          1,264          1,569          2,140
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.580         $8.480        $10.123              -              -
  Accumulation Unit Value at
   end of period                  $11.148         $9.580         $8.480              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             30             30              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.983         $1.755         $1.924         $1.742         $1.317
  Accumulation Unit Value at
   end of period                   $2.309         $1.983         $1.755         $1.924         $1.742
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,486          1,965          2,922          3,592          4,448
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.488         $8.415        $10.059              -              -
  Accumulation Unit Value at
   end of period                  $11.019         $9.488         $8.415              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              1              1              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.983         $1.755         $1.924         $1.742         $1.317
  Accumulation Unit Value at
   end of period                   $2.309         $1.983         $1.755         $1.924         $1.742
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,486          1,965          2,922          3,592          4,448
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.488         $8.415        $10.059              -              -
  Accumulation Unit Value at
   end of period                  $11.019         $9.488         $8.415              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              1              1              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $1.933         $1.714         $1.884         $1.711         $1.296
  Accumulation Unit Value at
   end of period                   $2.245         $1.933         $1.714         $1.884         $1.711
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     341            334            291            171            116
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.374         $8.335         $9.980              -              -
  Accumulation Unit Value at
   end of period                  $10.860         $9.374         $8.335              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              7             13              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.924         $1.708         $1.877         $1.706         $1.293
  Accumulation Unit Value at
   end of period                   $2.233         $1.924         $1.708         $1.877         $1.706
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     188            322            387            412            503
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.352         $8.319         $9.964              -              -
  Accumulation Unit Value at
   end of period                  $10.828         $9.352         $8.319              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.283         $2.030         $1.756              -              -
  Accumulation Unit Value at
   end of period                   $1.334         $2.283         $2.030              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,497          2,358          1,370              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $2.258         $2.012         $1.742              -              -
  Accumulation Unit Value at
   end of period                   $1.317         $2.258         $2.012              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,626          3,867          3,462              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.258         $2.012         $1.742              -              -
  Accumulation Unit Value at
   end of period                   $1.317         $2.258         $2.012              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,626          3,867          3,462              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.224         $1.987         $1.723              -              -
  Accumulation Unit Value at
   end of period                   $1.293         $2.224         $1.987              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     497            546            312              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

172

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.681        $13.951        $15.377        $14.004        $10.644
  Accumulation Unit Value at
   end of period                  $18.157        $15.681        $13.951        $15.377        $14.004
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              1              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.520        $13.841        $16.605              -              -
  Accumulation Unit Value at
   end of period                  $17.926        $15.520        $13.841              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.780         $1.632         $1.773         $1.580         $1.235
  Accumulation Unit Value at
   end of period                   $2.255         $1.780         $1.632         $1.773         $1.580
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,910          3,942          4,985          6,201          7,387
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.741         $1.599         $1.741         $1.555         $1.217
  Accumulation Unit Value at
   end of period                   $2.200         $1.741         $1.599         $1.741         $1.555
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     528            939          1,031          1,551          1,852
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.721         $1.583         $1.725         $1.542         $1.208
  Accumulation Unit Value at
   end of period                   $2.173         $1.721         $1.583         $1.725         $1.542
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,483          2,100          2,824          3,854          4,844
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.686         $1.553         $1.696         $1.519         $1.193
  Accumulation Unit Value at
   end of period                   $2.124         $1.686         $1.553         $1.696         $1.519
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,130          2,919          3,872          5,157          5,938
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.686         $1.553         $1.696         $1.519         $1.193
  Accumulation Unit Value at
   end of period                   $2.124         $1.686         $1.553         $1.696         $1.519
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,130          2,919          3,872          5,157          5,938
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $1.643         $1.517         $1.661         $1.492         $1.174
  Accumulation Unit Value at
   end of period                   $2.065         $1.643         $1.517         $1.661         $1.492
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,307          1,120          1,064            814            370
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.635         $1.511         $1.655         $1.487         $1.171
  Accumulation Unit Value at
   end of period                   $2.055         $1.635         $1.511         $1.655         $1.487
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     187            286            353            433            617
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.166        $13.124        $14.409        $12.979        $10.245
  Accumulation Unit Value at
   end of period                  $17.754        $14.166        $13.124        $14.409        $12.979
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              8              6              4              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.757         $1.631         $1.468              -              -
  Accumulation Unit Value at
   end of period                   $1.235         $1.757         $1.631              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   8,366          9,718          9,619              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.735         $1.614         $1.454              -              -
  Accumulation Unit Value at
   end of period                   $1.217         $1.735         $1.614              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,033          1,071            594              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.724         $1.606         $1.447              -              -
  Accumulation Unit Value at
   end of period                   $1.208         $1.724         $1.606              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,142          9,832         11,984              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.705         $1.591         $1.435              -              -
  Accumulation Unit Value at
   end of period                   $1.193         $1.705         $1.591              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,478          6,566          5,902              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.705         $1.591         $1.435              -              -
  Accumulation Unit Value at
   end of period                   $1.193         $1.705         $1.591              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,478          6,566          5,902              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.680         $1.572         $1.419              -              -
  Accumulation Unit Value at
   end of period                   $1.171         $1.680         $1.572              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     677            911            867              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.854        $10.014              -              -              -
  Accumulation Unit Value at
   end of period                  $13.274         $9.854              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25              9              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.837        $10.011              -              -              -
  Accumulation Unit Value at
   end of period                  $13.225         $9.837              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.829        $10.009              -              -              -
  Accumulation Unit Value at
   end of period                  $13.201         $9.829              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3             14              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.813        $10.006              -              -              -
  Accumulation Unit Value at
   end of period                  $13.153         $9.813              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10              8              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.813        $10.006              -              -              -
  Accumulation Unit Value at
   end of period                  $13.153         $9.813              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10              8              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.792        $10.002              -              -              -
  Accumulation Unit Value at
   end of period                  $13.093         $9.792              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              3              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.788        $10.001              -              -              -
  Accumulation Unit Value at
   end of period                  $13.081         $9.788              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              1              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.768         $9.997              -              -              -
  Accumulation Unit Value at
   end of period                  $13.021         $9.768              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.979              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.902              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     204              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.977              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.891              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      52              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

174

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.976              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.885              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     203              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.973              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.873              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     112              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.973              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.873              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     112              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.970              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.859              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      37              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.969              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.856              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      30              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.966              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.841              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.370        $14.619        $14.979        $11.853         $9.940
  Accumulation Unit Value at
   end of period                  $22.124        $16.370        $14.619        $14.979        $11.853
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     218            275            395            425            470
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $16.071        $14.381        $14.764        $11.707         $9.837
  Accumulation Unit Value at
   end of period                  $21.677        $16.071        $14.381        $14.764        $11.707
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             33             40             49             64
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $15.924        $14.264        $14.658        $11.634         $9.786
  Accumulation Unit Value at
   end of period                  $21.457        $15.924        $14.264        $14.658        $11.634
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      65             81            108            136            189
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $15.633        $14.031        $14.448        $11.491         $9.684
  Accumulation Unit Value at
   end of period                  $21.024        $15.633        $14.031        $14.448        $11.491
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     143            193            275            349            383

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.719        $14.233        $12.778              -              -
  Accumulation Unit Value at
   end of period                   $9.940        $14.719        $14.233              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     474            329            154              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $14.596        $14.142        $12.706              -              -
  Accumulation Unit Value at
   end of period                   $9.837        $14.596        $14.142              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      61             37             10              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $14.534        $14.097        $12.670              -              -
  Accumulation Unit Value at
   end of period                   $9.786        $14.534        $14.097              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     217            228            159              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $14.413        $14.007        $12.599              -              -
  Accumulation Unit Value at
   end of period                   $9.684        $14.413        $14.007              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     417            345            281              -              -

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.633        $14.031        $14.448        $11.491         $9.684
  Accumulation Unit Value at
   end of period                  $21.024        $15.633        $14.031        $14.448        $11.491
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     143            193            275            349            383
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.279        $13.748        $14.192        $11.315         $9.560
  Accumulation Unit Value at
   end of period                  $20.496        $15.279        $13.748        $14.192        $11.315
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      90             84             88             60             39
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.211        $13.693        $14.142        $11.281         $9.536
  Accumulation Unit Value at
   end of period                  $20.394        $15.211        $13.693        $14.142        $11.281
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             41             60             68             71
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.506        $14.897        $15.424        $12.334        $10.452
  Accumulation Unit Value at
   end of period                  $22.076        $16.506        $14.897        $15.424        $12.334
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11              5              4              2              -
INVESCO V.I. VALUE
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.192         $1.030         $1.081         $1.024         $0.704
  Accumulation Unit Value at
   end of period                   $1.567         $1.192         $1.030         $1.081         $1.024
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,047          2,796          3,331          4,421          6,168
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.165         $1.009         $1.061         $1.007         $0.693
  Accumulation Unit Value at
   end of period                   $1.529         $1.165         $1.009         $1.061         $1.007
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     392            646            688            825          1,042
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.152         $0.999         $1.051         $0.999         $0.688
  Accumulation Unit Value at
   end of period                   $1.511         $1.152         $0.999         $1.051         $0.999
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,414          2,030          2,720          4,017          5,368
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.128         $0.980         $1.033         $0.984         $0.680
  Accumulation Unit Value at
   end of period                   $1.477         $1.128         $0.980         $1.033         $0.984
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,103          1,812          2,148          2,799          4,094
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.128         $0.980         $1.033         $0.984         $0.680
  Accumulation Unit Value at
   end of period                   $1.477         $1.128         $0.980         $1.033         $0.984
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,103          1,812          2,148          2,799          4,094
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $1.100         $0.958         $1.012         $0.966         $0.669
  Accumulation Unit Value at
   end of period                   $1.435         $1.100         $0.958         $1.012         $0.966
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     553            332            254            235            155

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.413        $14.007        $12.599              -              -
  Accumulation Unit Value at
   end of period                   $9.684        $14.413        $14.007              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     417            345            281              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.235        $13.875        $12.495              -              -
  Accumulation Unit Value at
   end of period                   $9.536        $14.235        $13.875              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      66             49             41              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. VALUE
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.484         $1.486         $1.309              -              -
  Accumulation Unit Value at
   end of period                   $0.704         $1.484         $1.486              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,589          7,750          8,599              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.465         $1.471         $1.296              -              -
  Accumulation Unit Value at
   end of period                   $0.693         $1.465         $1.471              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,219            839            638              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.456         $1.463         $1.290              -              -
  Accumulation Unit Value at
   end of period                   $0.688         $1.456         $1.463              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,462          7,946         10,445              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $1.440         $1.450         $1.279              -              -
  Accumulation Unit Value at
   end of period                   $0.680         $1.440         $1.450              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,015          4,213          4,242              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.440         $1.450         $1.279              -              -
  Accumulation Unit Value at
   end of period                   $0.680         $1.440         $1.450              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,015          4,213          4,242              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

176

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.095         $0.954         $1.009         $0.963         $0.667
  Accumulation Unit Value at
   end of period                   $1.428         $1.095         $0.954         $1.009         $0.963
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     161            226            282            349            398
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.719        $14.600        $15.479        $14.822        $10.293
  Accumulation Unit Value at
   end of period                  $21.756        $16.719        $14.600        $15.479        $14.822
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              1              -              -              -
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.713         $6.750         $6.937         $6.019         $4.623
  Accumulation Unit Value at
   end of period                  $10.207         $7.713         $6.750         $6.937         $6.019
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      53             57             78            120            143
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $7.532         $6.604         $6.800         $5.913         $4.550
  Accumulation Unit Value at
   end of period                   $9.947         $7.532         $6.604         $6.800         $5.913
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              9             11             21             20
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.782         $8.586         $8.850         $7.702         $5.933
  Accumulation Unit Value at
   end of period                  $12.906         $9.782         $8.586         $8.850         $7.702
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      29             45             53             55             93
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.580         $8.426         $8.702         $7.589         $5.858
  Accumulation Unit Value at
   end of period                  $12.614         $9.580         $8.426         $8.702         $7.589
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             20             19             27             29
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.580         $8.426         $8.702         $7.589         $5.858
  Accumulation Unit Value at
   end of period                  $12.614         $9.580         $8.426         $8.702         $7.589
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             20             19             27             29
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.067         $6.231         $6.452         $5.641         $4.365
  Accumulation Unit Value at
   end of period                   $9.283         $7.067         $6.231         $6.452         $5.641
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      30             14             21             27             28
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.036         $6.206         $6.429         $5.624         $4.354
  Accumulation Unit Value at
   end of period                   $9.236         $7.036         $6.206         $6.429         $5.624
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.579        $14.662        $15.226        $13.352        $10.363
  Accumulation Unit Value at
   end of period                  $21.711        $16.579        $14.662        $15.226        $13.352
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.419         $1.432         $1.265              -              -
  Accumulation Unit Value at
   end of period                   $0.667         $1.419         $1.432              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     416            575            591              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.729         $7.073         $6.219              -              -
  Accumulation Unit Value at
   end of period                   $4.623         $7.729         $7.073              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     157            178            205              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $7.623         $6.990         $6.151              -              -
  Accumulation Unit Value at
   end of period                   $4.550         $7.623         $6.990              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20             19              1              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.949         $9.132         $8.039              -              -
  Accumulation Unit Value at
   end of period                   $5.933         $9.949         $9.132              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     104            140            163              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.842         $9.052         $7.974              -              -
  Accumulation Unit Value at
   end of period                   $5.858         $9.842         $9.052              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      36             43             45              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.842         $9.052         $7.974              -              -
  Accumulation Unit Value at
   end of period                   $5.858         $9.842         $9.052              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      36             43             45              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.338         $6.769         $5.970              -              -
  Accumulation Unit Value at
   end of period                   $4.354         $7.338         $6.769              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.951        $13.155        $13.985        $12.660         $9.757
  Accumulation Unit Value at
   end of period                  $20.045        $15.951        $13.155        $13.985        $12.660
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      53             65             94             89             53
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $15.576        $12.870        $13.710        $12.436         $9.603
  Accumulation Unit Value at
   end of period                  $19.533        $15.576        $12.870        $13.710        $12.436
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              8              7             33             33
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $16.910        $13.987        $14.915        $13.542        $10.468
  Accumulation Unit Value at
   end of period                  $21.186        $16.910        $13.987        $14.915        $13.542
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             41             36             43             62
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $16.561        $13.726        $14.666        $13.343        $10.334
  Accumulation Unit Value at
   end of period                  $20.707        $16.561        $13.726        $14.666        $13.343
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             24             26             30             29
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $16.561        $13.726        $14.666        $13.343        $10.334
  Accumulation Unit Value at
   end of period                  $20.707        $16.561        $13.726        $14.666        $13.343
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             24             26             30             29
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.678        $12.196        $13.063        $11.915         $9.251
  Accumulation Unit Value at
   end of period                  $18.307        $14.678        $12.196        $13.063        $11.915
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             24             19             16             13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.612        $12.147        $13.018        $11.879         $9.228
  Accumulation Unit Value at
   end of period                  $18.216        $14.612        $12.147        $13.018        $11.879
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              9              6              7              8
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.593        $13.828        $14.856        $13.591        $10.584
  Accumulation Unit Value at
   end of period                  $20.633        $16.593        $13.828        $14.856        $13.591
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              1              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.139         $6.185         $6.312         $5.566         $4.113
  Accumulation Unit Value at
   end of period                   $9.605         $7.139         $6.185         $6.312         $5.566
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     629            282            298            377            359
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $6.970         $6.052         $6.188         $5.468         $4.048
  Accumulation Unit Value at
   end of period                   $9.360         $6.970         $6.052         $6.188         $5.468
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             44             54             51             55

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.985        $13.958        $12.467              -              -
  Accumulation Unit Value at
   end of period                   $9.757        $14.985        $13.958              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      93             69             75              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $14.779        $13.794        $12.329              -              -
  Accumulation Unit Value at
   end of period                   $9.603        $14.779        $13.794              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14              4              5              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $16.125        $15.066        $13.471              -              -
  Accumulation Unit Value at
   end of period                  $10.468        $16.125        $15.066              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      95            100            160              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $15.952        $14.933        $13.363              -              -
  Accumulation Unit Value at
   end of period                  $10.334        $15.952        $14.933              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      45             41             33              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.952        $14.933        $13.363              -              -
  Accumulation Unit Value at
   end of period                  $10.334        $15.952        $14.933              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      45             41             33              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.287        $13.415        $12.018              -              -
  Accumulation Unit Value at
   end of period                   $9.228        $14.287        $13.415              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             10              5              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.684         $5.611         $4.952              -              -
  Accumulation Unit Value at
   end of period                   $4.113         $6.684         $5.611              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     344            300            255              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $6.592         $5.545         $4.898              -              -
  Accumulation Unit Value at
   end of period                   $4.048         $6.592         $5.545              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      69             39             23              -              -

178

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.288         $8.941         $9.152         $8.095         $5.999
  Accumulation Unit Value at
   end of period                  $13.801        $10.288         $8.941         $9.152         $8.095
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     117             84            128            129            178
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.076         $8.775         $8.999         $7.976         $5.922
  Accumulation Unit Value at
   end of period                  $13.489        $10.076         $8.775         $8.999         $7.976
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      99            145            137            158            155
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.076         $8.775         $8.999         $7.976         $5.922
  Accumulation Unit Value at
   end of period                  $13.489        $10.076         $8.775         $8.999         $7.976
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      99            145            137            158            155
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $6.628         $5.787         $5.950         $5.286         $3.935
  Accumulation Unit Value at
   end of period                   $8.852         $6.628         $5.787         $5.950         $5.286
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      69             68             63             48             48
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.599         $5.764         $5.929         $5.270         $3.925
  Accumulation Unit Value at
   end of period                   $8.808         $6.599         $5.764         $5.929         $5.270
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             26             37             38             48
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.805        $14.715        $15.175        $13.523        $10.096
  Accumulation Unit Value at
   end of period                  $22.374        $16.805        $14.715        $15.175        $13.523
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13              -              -              -              -
MFS HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.141              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.481              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     628              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.138              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.470              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      88              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.137              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.465              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     181              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $10.134              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.454              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     389              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.779         $8.233         $7.275              -              -
  Accumulation Unit Value at
   end of period                   $5.999         $9.779         $8.233              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     188            222            232              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.674         $8.161         $7.217              -              -
  Accumulation Unit Value at
   end of period                   $5.922         $9.674         $8.161              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     115            112             86              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.674         $8.161         $7.217              -              -
  Accumulation Unit Value at
   end of period                   $5.922         $9.674         $8.161              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     115            112             86              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.431         $5.442         $4.817              -              -
  Accumulation Unit Value at
   end of period                   $3.925         $6.431         $5.442              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      42             34             34              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.134              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.454              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     389              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.131              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.441              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     131              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.130              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.438              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.127              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.425              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14              -              -              -              -
MFS INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.659         $6.660         $6.735         $6.091         $4.439
  Accumulation Unit Value at
   end of period                   $9.811         $7.659         $6.660         $6.735         $6.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     115            158            206            222            291
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $7.478         $6.516         $6.603         $5.983         $4.369
  Accumulation Unit Value at
   end of period                   $9.560         $7.478         $6.516         $6.603         $5.983
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             20             28             30             22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.371         $8.173         $8.291         $7.520         $5.497
  Accumulation Unit Value at
   end of period                  $11.969         $9.371         $8.173         $8.291         $7.520
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25             53             77            111            133
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.178         $8.021         $8.152         $7.409         $5.427
  Accumulation Unit Value at
   end of period                  $11.698         $9.178         $8.021         $8.152         $7.409
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             78             91            111            155
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.178         $8.021         $8.152         $7.409         $5.427
  Accumulation Unit Value at
   end of period                  $11.698         $9.178         $8.021         $8.152         $7.409
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             78             91            111            155
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.250         $6.351         $6.472         $5.896         $4.330
  Accumulation Unit Value at
   end of period                   $9.217         $7.250         $6.351         $6.472         $5.896
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      50             17             20             14              3

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (b)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
MFS INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.153         $6.534         $5.872              -              -
  Accumulation Unit Value at
   end of period                   $4.439         $7.153         $6.534              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     337            372            414              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $7.055         $6.457         $5.807              -              -
  Accumulation Unit Value at
   end of period                   $4.369         $7.055         $6.457              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24             36             36              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.885         $8.140         $7.324              -              -
  Accumulation Unit Value at
   end of period                   $5.497         $8.885         $8.140              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     171            312            444              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $8.789         $8.068         $7.265              -              -
  Accumulation Unit Value at
   end of period                   $5.427         $8.789         $8.068              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     167            168            146              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.789         $8.068         $7.265              -              -
  Accumulation Unit Value at
   end of period                   $5.427         $8.789         $8.068              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     167            168            146              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

180

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.217         $6.326         $6.449         $5.879         $4.319
  Accumulation Unit Value at end of
   period                                 $9.171         $7.217         $6.326         $6.449         $5.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             18             24             17             17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.735        $14.706        $15.029        $13.735        $10.116
  Accumulation Unit Value at end of
   period                                $21.214        $16.735        $14.706        $15.029        $13.735
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.509         $8.968         $9.326         $8.538         $6.844
  Accumulation Unit Value at end of
   period                                $13.643        $10.509         $8.968         $9.326         $8.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                812          1,177          1,512          1,888          2,162
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.261         $8.775         $9.142         $8.387         $6.736
  Accumulation Unit Value at end of
   period                                $13.295        $10.261         $8.775         $9.142         $8.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                133            193            226            269            319
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.201         $8.732         $9.107         $8.363         $6.723
  Accumulation Unit Value at end of
   period                                $13.204        $10.201         $8.732         $9.107         $8.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                278            419            596            800          1,051
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.990         $8.569         $8.955         $8.240         $6.637
  Accumulation Unit Value at end of
   period                                $12.906         $9.990         $8.569         $8.955         $8.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                527            753            954          1,184          1,404
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.990         $8.569         $8.955         $8.240         $6.637
  Accumulation Unit Value at end of
   period                                $12.906         $9.990         $8.569         $8.955         $8.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                527            753            954          1,184          1,404
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.878         $8.494         $8.899         $8.208         $6.629
  Accumulation Unit Value at end of
   period                                $12.729         $9.878         $8.494         $8.899         $8.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                199            200            185            161            124
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.834         $8.460         $8.868         $8.184         $6.612
  Accumulation Unit Value at end of
   period                                $12.665         $9.834         $8.460         $8.868         $8.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75            127            152            192            250
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.045        $12.975        $13.635        $12.615        $10.218
  Accumulation Unit Value at end of
   period                                $19.329        $15.045        $12.975        $13.635        $12.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19              3              2              2              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.016         $6.459         $5.823              -              -
  Accumulation Unit Value at end of
   period                                 $4.319         $7.016         $6.459              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             31             32              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.402         $9.592         $8.653              -              -
  Accumulation Unit Value at end of
   period                                 $6.844        $10.402         $9.592              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,289          2,182          1,599              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.259         $9.479         $8.557              -              -
  Accumulation Unit Value at end of
   period                                 $6.736        $10.259         $9.479              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                331            280            206              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.250         $9.480         $8.562              -              -
  Accumulation Unit Value at end of
   period                                 $6.723        $10.250         $9.480              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,151          1,256          1,154              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.140         $9.397         $8.493              -              -
  Accumulation Unit Value at end of
   period                                 $6.637        $10.140         $9.397              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,578          1,560          1,480              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.140         $9.397         $8.493              -              -
  Accumulation Unit Value at end of
   period                                 $6.637        $10.140         $9.397              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,578          1,560          1,480              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.132         $9.417         $8.521              -              -
  Accumulation Unit Value at end of
   period                                 $6.612        $10.132         $9.417              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                233            207            191              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.252         $5.458         $5.906         $4.634         $3.324
  Accumulation Unit Value at end of
   period                                 $8.466         $6.252         $5.458         $5.906         $4.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                362            433            517            666            764
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.105         $5.340         $5.790         $4.552         $3.272
  Accumulation Unit Value at end of
   period                                 $8.249         $6.105         $5.340         $5.790         $4.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             79            100            143            169
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.576         $4.882         $5.300         $4.170         $3.001
  Accumulation Unit Value at end of
   period                                 $7.528         $5.576         $4.882         $5.300         $4.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            273            372            518            606
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $5.461         $4.791         $5.211         $4.109         $2.962
  Accumulation Unit Value at end of
   period                                 $7.358         $5.461         $4.791         $5.211         $4.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210            280            332            485            550
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.461         $4.791         $5.211         $4.109         $2.962
  Accumulation Unit Value at end of
   period                                 $7.358         $5.461         $4.791         $5.211         $4.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210            280            332            485            550
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.753         $5.060         $5.517         $4.361         $3.152
  Accumulation Unit Value at end of
   period                                 $7.731         $5.753         $5.060         $5.517         $4.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126             55             63             41             37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.727         $5.040         $5.498         $4.347         $3.144
  Accumulation Unit Value at end of
   period                                 $7.693         $5.727         $5.040         $5.498         $4.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             67             85             92             81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.381        $16.214        $17.733        $14.058        $10.192
  Accumulation Unit Value at end of
   period                                $24.628        $18.381        $16.214        $17.733        $14.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.388        $10.394        $11.782         $8.790         $5.479
  Accumulation Unit Value at end of
   period                                $17.236        $12.388        $10.394        $11.782         $8.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                455            650            814            977          1,240
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.096        $10.169        $11.550         $8.634         $5.393
  Accumulation Unit Value at end of
   period                                $16.796        $12.096        $10.169        $11.550         $8.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74            117            132            157            191

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.980         $6.465         $5.753              -              -
  Accumulation Unit Value at end of
   period                                 $3.324         $6.980         $6.465              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                783            734            787              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.884         $6.389         $5.690              -              -
  Accumulation Unit Value at end of
   period                                 $3.272         $6.884         $6.389              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                161             93             68              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.320         $5.871         $5.230              -              -
  Accumulation Unit Value at end of
   period                                 $3.001         $6.320         $5.871              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                685            904          1,114              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.252         $5.819         $5.188              -              -
  Accumulation Unit Value at end of
   period                                 $2.962         $6.252         $5.819              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                477            493            414              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.252         $5.819         $5.188              -              -
  Accumulation Unit Value at end of
   period                                 $2.962         $6.252         $5.819              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                477            493            414              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.655         $6.213         $5.546              -              -
  Accumulation Unit Value at end of
   period                                 $3.144         $6.655         $6.213              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             79            151              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.186         $9.114         $7.609              -              -
  Accumulation Unit Value at end of
   period                                 $5.479         $9.186         $9.114              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,404          1,504          1,206              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.059         $9.006         $7.525              -              -
  Accumulation Unit Value at end of
   period                                 $5.393         $9.059         $9.006              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                225            198            152              -              -

182

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.979        $15.131        $17.203        $12.873         $8.048
  Accumulation Unit Value at end of
   period                                $24.941        $17.979        $15.131        $17.203        $12.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                101            186            259            327            443
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.608        $14.848        $16.916        $12.683         $7.945
  Accumulation Unit Value at end of
   period                                $24.378        $17.608        $14.848        $16.916        $12.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                209            289            401            492            632
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.608        $14.848        $16.916        $12.683         $7.945
  Accumulation Unit Value at end of
   period                                $24.378        $17.608        $14.848        $16.916        $12.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                209            289            401            492            632
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.399         $9.636        $11.005         $8.272         $5.195
  Accumulation Unit Value at end of
   period                                $15.741        $11.399         $9.636        $11.005         $8.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            115            102             72             62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.347         $9.598        $10.967         $8.247         $5.182
  Accumulation Unit Value at end of
   period                                $15.663        $11.347         $9.598        $10.967         $8.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             89            111            118            155
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.855        $20.227        $23.171        $17.468        $11.003
  Accumulation Unit Value at end of
   period                                $32.845        $23.855        $20.227        $23.171        $17.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              3              2              2              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.460        $12.753        $12.152        $11.502        $10.072
  Accumulation Unit Value at end of
   period                                $13.096        $13.460        $12.753        $12.152        $11.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,677            780            773            921            914
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.251        $12.581        $12.012        $11.392         $9.995
  Accumulation Unit Value at end of
   period                                $12.868        $13.251        $12.581        $12.012        $11.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93            121            136             96             80
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.148        $12.495        $11.942        $11.337         $9.957
  Accumulation Unit Value at end of
   period                                $12.755        $13.148        $12.495        $11.942        $11.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                481            303            336            367            320
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.944        $12.326        $11.804        $11.228         $9.881
  Accumulation Unit Value at end of
   period                                $12.532        $12.944        $12.326        $11.804        $11.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                338            497            586            585            583

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.533        $13.468        $11.257              -              -
  Accumulation Unit Value at end of
   period                                 $8.048        $13.533        $13.468              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                552            647            719              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.388        $13.349        $11.167              -              -
  Accumulation Unit Value at end of
   period                                 $7.945        $13.388        $13.349              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                740            795            764              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.388        $13.349        $11.167              -              -
  Accumulation Unit Value at end of
   period                                 $7.945        $13.388        $13.349              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                740            795            764              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.758         $8.759         $7.335              -              -
  Accumulation Unit Value at end of
   period                                 $5.182         $8.758         $8.759              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                163            161            146              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.493        $10.241         $9.941              -              -
  Accumulation Unit Value at end of
   period                                $10.072        $10.493        $10.241              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                719            475            156              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.434        $10.204         $9.912              -              -
  Accumulation Unit Value at end of
   period                                 $9.995        $10.434        $10.204              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92             50             20              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.404        $10.186         $9.898              -              -
  Accumulation Unit Value at end of
   period                                 $9.957        $10.404        $10.186              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                306            155             98              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.346        $10.149         $9.870              -              -
  Accumulation Unit Value at end of
   period                                 $9.881        $10.346        $10.149              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                453            397            190              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.944        $12.326        $11.804        $11.228         $9.881
  Accumulation Unit Value at end of
   period                                $12.532        $12.944        $12.326        $11.804        $11.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                338            497            586            585            583
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.694        $12.118        $11.634        $11.094         $9.788
  Accumulation Unit Value at end of
   period                                $12.259        $12.694        $12.118        $11.634        $11.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            140             87             65             63
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.645        $12.077        $11.600        $11.067         $9.769
  Accumulation Unit Value at end of
   period                                $12.205        $12.645        $12.077        $11.600        $11.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             52             51             66             58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.177        $12.616        $12.149        $11.620        $10.282
  Accumulation Unit Value at end of
   period                                $12.687        $13.177        $12.616        $12.149        $11.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              2             15              2              -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.064        $11.387        $12.996        $11.929         $9.272
  Accumulation Unit Value at end of
   period                                $15.278        $13.064        $11.387        $12.996        $11.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            197            234            255            280
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.865        $11.236        $12.849        $11.818         $9.204
  Accumulation Unit Value at end of
   period                                $15.015        $12.865        $11.236        $12.849        $11.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             21             23             34             34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.767        $11.161        $12.776        $11.763         $9.171
  Accumulation Unit Value at end of
   period                                $14.885        $12.767        $11.161        $12.776        $11.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             64             70             82            127
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.572        $11.013        $12.632        $11.653         $9.104
  Accumulation Unit Value at end of
   period                                $14.629        $12.572        $11.013        $12.632        $11.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85            118            133            157            170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.572        $11.013        $12.632        $11.653         $9.104
  Accumulation Unit Value at end of
   period                                $14.629        $12.572        $11.013        $12.632        $11.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85            118            133            157            170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.333        $10.830        $12.454        $11.518         $9.020
  Accumulation Unit Value at end of
   period                                $14.316        $12.333        $10.830        $12.454        $11.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             17             15             16              7

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.346        $10.149         $9.870              -              -
  Accumulation Unit Value at end of
   period                                 $9.881        $10.346        $10.149              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                453            397            190              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.259        $10.094         $9.827              -              -
  Accumulation Unit Value at end of
   period                                 $9.769        $10.259        $10.094              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             28             20              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.373        $14.761        $13.142              -              -
  Accumulation Unit Value at end of
   period                                 $9.272        $16.373        $14.761              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                313            173             57              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.286        $14.711        $13.109              -              -
  Accumulation Unit Value at end of
   period                                 $9.204        $16.286        $14.711              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             16              8              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.242        $14.687        $13.092              -              -
  Accumulation Unit Value at end of
   period                                 $9.171        $16.242        $14.687              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                152             97             64              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.156        $14.638        $13.058              -              -
  Accumulation Unit Value at end of
   period                                 $9.104        $16.156        $14.638              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            148             65              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.156        $14.638        $13.058              -              -
  Accumulation Unit Value at end of
   period                                 $9.104        $16.156        $14.638              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            148             65              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

184

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.286        $10.794        $12.419        $11.491         $9.004
  Accumulation Unit Value at end of
   period                                $14.254        $12.286        $10.794        $12.419        $11.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             19             19             21             24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.555        $12.820        $14.786        $13.716        $10.774
  Accumulation Unit Value at end of
   period                                $16.843        $14.555        $12.820        $14.786        $13.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1              -              -              -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.269        $11.508        $11.759        $10.320         $8.041
  Accumulation Unit Value at end of
   period                                $17.257        $13.269        $11.508        $11.759        $10.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             54             83            120            120
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.062        $11.352        $11.622        $10.220         $7.979
  Accumulation Unit Value at end of
   period                                $16.955        $13.062        $11.352        $11.622        $10.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              2              3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.960        $11.275        $11.555        $10.171         $7.949
  Accumulation Unit Value at end of
   period                                $16.805        $12.960        $11.275        $11.555        $10.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             15             11             14             26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.759        $11.121        $11.420        $10.073         $7.888
  Accumulation Unit Value at end of
   period                                $16.511        $12.759        $11.121        $11.420        $10.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             33             44             36             47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.759        $11.121        $11.420        $10.073         $7.888
  Accumulation Unit Value at end of
   period                                $16.511        $12.759        $11.121        $11.420        $10.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             33             44             36             47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.511        $10.933        $11.255         $9.952         $7.812
  Accumulation Unit Value at end of
   period                                $16.150        $12.511        $10.933        $11.255         $9.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              8              6              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.462        $10.896        $11.222         $9.928         $7.797
  Accumulation Unit Value at end of
   period                                $16.079        $12.462        $10.896        $11.222         $9.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              7              6              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.183        $14.184        $14.646        $12.989        $10.227
  Accumulation Unit Value at end of
   period                                $20.827        $16.183        $14.184        $14.646        $12.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.027        $14.564        $13.007              -              -
  Accumulation Unit Value at end of
   period                                 $9.004        $16.027        $14.564              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24              9              7              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.797        $11.498        $10.257              -              -
  Accumulation Unit Value at end of
   period                                 $8.041        $12.797        $11.498              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             52             32              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.724        $11.456        $10.228              -              -
  Accumulation Unit Value at end of
   period                                 $7.979        $12.724        $11.456              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.688        $11.435        $10.213              -              -
  Accumulation Unit Value at end of
   period                                 $7.949        $12.688        $11.435              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             11              9              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.616        $11.393        $10.183              -              -
  Accumulation Unit Value at end of
   period                                 $7.888        $12.616        $11.393              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             48             17              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.616        $11.393        $10.183              -              -
  Accumulation Unit Value at end of
   period                                 $7.888        $12.616        $11.393              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             48             17              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.510        $11.330        $10.139              -              -
  Accumulation Unit Value at end of
   period                                 $7.797        $12.510        $11.330              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              7              4              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.457        $13.217        $13.210        $12.222        $10.533
  Accumulation Unit Value at end of
   period                                $16.920        $14.457        $13.217        $13.210        $12.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,702          2,482          3,066          3,786          4,324
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.116        $12.931        $12.950        $12.006        $10.367
  Accumulation Unit Value at end of
   period                                $16.489        $14.116        $12.931        $12.950        $12.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                282            417            491            684            810
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.660        $13.443        $13.476        $12.506        $10.810
  Accumulation Unit Value at end of
   period                                $17.106        $14.660        $13.443        $13.476        $12.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                651            850          1,144          1,457          1,713
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.357        $13.192        $13.251        $12.322        $10.672
  Accumulation Unit Value at end of
   period                                $16.720        $14.357        $13.192        $13.251        $12.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                999          1,365          1,746          2,273          2,690
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.357        $13.192        $13.251        $12.322        $10.672
  Accumulation Unit Value at end of
   period                                $16.720        $14.357        $13.192        $13.251        $12.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                999          1,365          1,746          2,273          2,690
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.180        $13.061        $13.152        $12.261        $10.646
  Accumulation Unit Value at end of
   period                                $16.472        $14.180        $13.061        $13.152        $12.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                331            341            269            196            158
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.116        $13.009        $13.106        $12.224        $10.619
  Accumulation Unit Value at end of
   period                                $16.390        $14.116        $13.009        $13.106        $12.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                202            256            293            347            406
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.548        $12.517        $12.642        $11.821        $10.294
  Accumulation Unit Value at end of
   period                                $15.691        $13.548        $12.517        $12.642        $11.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             21             16              3              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.957        $15.710        $16.028        $14.617        $12.115
  Accumulation Unit Value at end of
   period                                $23.990        $17.957        $15.710        $16.028        $14.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                471            584            658            800            870
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.613        $15.440        $15.784        $14.423        $11.979
  Accumulation Unit Value at end of
   period                                $23.484        $17.613        $15.440        $15.784        $14.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             87             88            157            163

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.759        $13.429        $12.361              -              -
  Accumulation Unit Value at end of
   period                                $10.533        $13.759        $13.429              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,731          5,143          4,234              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.570        $13.271        $12.225              -              -
  Accumulation Unit Value at end of
   period                                $10.367        $13.570        $13.271              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                860            683            495              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.163        $13.864        $12.777              -              -
  Accumulation Unit Value at end of
   period                                $10.810        $14.163        $13.864              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,980          2,606          2,716              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.010        $13.742        $12.674              -              -
  Accumulation Unit Value at end of
   period                                $10.672        $14.010        $13.742              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,930          3,249          2,962              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.010        $13.742        $12.674              -              -
  Accumulation Unit Value at end of
   period                                $10.672        $14.010        $13.742              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,930          3,249          2,962              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.983        $13.757        $12.702              -              -
  Accumulation Unit Value at end of
   period                                $10.619        $13.983        $13.757              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                418            471            430              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.279        $17.230        $15.359              -              -
  Accumulation Unit Value at end of
   period                                $12.115        $18.279        $17.230              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                927            776            474              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.110        $17.104        $15.259              -              -
  Accumulation Unit Value at end of
   period                                $11.979        $18.110        $17.104              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                170            143            142              -              -

186

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.443        $15.307        $15.663        $14.327        $11.911
  Accumulation Unit Value at end of
   period                                $23.234        $17.443        $15.307        $15.663        $14.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                139            152            210            233            316
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.109        $15.043        $15.425        $14.137        $11.777
  Accumulation Unit Value at end of
   period                                $22.744        $17.109        $15.043        $15.425        $14.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                260            370            461            569            579
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.109        $15.043        $15.425        $14.137        $11.777
  Accumulation Unit Value at end of
   period                                $22.744        $17.109        $15.043        $15.425        $14.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                260            370            461            569            579
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.706        $14.726        $15.137        $13.908        $11.615
  Accumulation Unit Value at end of
   period                                $22.152        $16.706        $14.726        $15.137        $13.908
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 97             55             34             28             19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.631        $14.667        $15.084        $13.866        $11.586
  Accumulation Unit Value at end of
   period                                $22.042        $16.631        $14.667        $15.084        $13.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             64             83             89            106
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.749        $13.039        $13.444        $12.389        $10.378
  Accumulation Unit Value at end of
   period                                $19.498        $14.749        $13.039        $13.444        $12.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25              5              4              2              -
MORGAN STANLEY - MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.487        $10.795        $11.829         $9.083         $5.773
  Accumulation Unit Value at end of
   period                                $15.512        $11.487        $10.795        $11.829         $9.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.220        $10.565        $11.601         $8.925         $5.684
  Accumulation Unit Value at end of
   period                                $15.122        $11.220        $10.565        $11.601         $8.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.100        $10.462        $11.499         $8.856         $5.645
  Accumulation Unit Value at end of
   period                                $14.945        $11.100        $10.462        $11.499         $8.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9              9              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.871        $10.267        $11.307         $8.726         $5.573
  Accumulation Unit Value at end of
   period                                $14.607        $10.871        $10.267        $11.307         $8.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.025        $17.042        $15.209              -              -
  Accumulation Unit Value at end of
   period                                $11.911        $18.025        $17.042              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                323            384            285              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.858        $16.917        $15.109              -              -
  Accumulation Unit Value at end of
   period                                $11.777        $17.858        $16.917              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                593            468            282              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.858        $16.917        $15.109              -              -
  Accumulation Unit Value at end of
   period                                $11.777        $17.858        $16.917              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                593            468            282              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.621        $16.743        $14.971              -              -
  Accumulation Unit Value at end of
   period                                $11.586        $17.621        $16.743              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102             99             94              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MORGAN STANLEY - MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.335         $9.400         $8.141              -              -
  Accumulation Unit Value at end of
   period                                 $5.773        $11.335         $9.400              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.183         $9.293         $8.054              -              -
  Accumulation Unit Value at end of
   period                                 $5.684        $11.183         $9.293              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.119         $9.249         $8.018              -              -
  Accumulation Unit Value at end of
   period                                 $5.645        $11.119         $9.249              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.999         $9.167         $7.954              -              -
  Accumulation Unit Value at end of
   period                                 $5.573        $10.999         $9.167              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.871        $10.267        $11.307         $8.726         $5.573
  Accumulation Unit Value at end of
   period                                $14.607        $10.871        $10.267        $11.307         $8.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.823        $18.769        $20.723        $16.031        $10.265
  Accumulation Unit Value at end of
   period                                $26.570        $19.823        $18.769        $20.723        $16.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.673        $10.111        $11.168         $8.644         $5.538
  Accumulation Unit Value at end of
   period                                $14.299        $10.673        $10.111        $11.168         $8.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.581        $18.596        $20.593        $15.979        $10.262
  Accumulation Unit Value at end of
   period                                $26.167        $19.581        $18.596        $20.593        $15.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.816        $19.575        $20.518        $18.641        $15.375
  Accumulation Unit Value at end of
   period                                $27.372        $21.816        $19.575        $20.518        $18.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                673            900          1,084          1,349          1,477
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $21.398        $19.239        $20.206        $18.394        $15.202
  Accumulation Unit Value at end of
   period                                $26.794        $21.398        $19.239        $20.206        $18.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             73             89            117            135
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.192        $19.073        $20.052        $18.272        $15.116
  Accumulation Unit Value at end of
   period                                $26.510        $21.192        $19.073        $20.052        $18.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            161            233            296            374
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $20.786        $18.745        $19.746        $18.029        $14.946
  Accumulation Unit Value at end of
   period                                $25.950        $20.786        $18.745        $19.746        $18.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                290            403            542            701            816
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.786        $18.745        $19.746        $18.029        $14.946
  Accumulation Unit Value at end of
   period                                $25.950        $20.786        $18.745        $19.746        $18.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                290            403            542            701            816
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.297        $18.349        $19.378        $17.737        $14.740
  Accumulation Unit Value at end of
   period                                $25.275        $20.297        $18.349        $19.378        $17.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                122            101             83             62             49

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.999         $9.167         $7.954              -              -
  Accumulation Unit Value at end of
   period                                 $5.573        $10.999         $9.167              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.962         $9.164         $7.960              -              -
  Accumulation Unit Value at end of
   period                                 $5.538        $10.962         $9.164              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.859        $19.879        $17.862              -              -
  Accumulation Unit Value at end of
   period                                $15.375        $21.859        $19.879              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,570          1,673          1,008              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $21.656        $19.733        $17.745              -              -
  Accumulation Unit Value at end of
   period                                $15.202        $21.656        $19.733              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                136            145            112              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.555        $19.661        $17.687              -              -
  Accumulation Unit Value at end of
   period                                $15.116        $21.555        $19.661              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                373            510            420              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $21.355        $19.517        $17.571              -              -
  Accumulation Unit Value at end of
   period                                $14.946        $21.355        $19.517              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                825            912            716              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.355        $19.517        $17.571              -              -
  Accumulation Unit Value at end of
   period                                $14.946        $21.355        $19.517              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                825            912            716              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

188

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.206        $18.276        $19.310        $17.684        $14.703
  Accumulation Unit Value at end of
   period                                $25.149        $20.206        $18.276        $19.310        $17.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             88             99            102            131
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.805        $12.518        $13.259        $12.173        $10.147
  Accumulation Unit Value at end of
   period                                $17.140        $13.805        $12.518        $13.259        $12.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21              8              9              7              1
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.360        $13.676        $14.057        $12.858        $10.376
  Accumulation Unit Value at end of
   period                                $19.370        $15.360        $13.676        $14.057        $12.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,040          2,716          3,354          4,424          5,344
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.999        $13.380        $13.781        $12.631        $10.213
  Accumulation Unit Value at end of
   period                                $18.875        $14.999        $13.380        $13.781        $12.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                291            495            588            777          1,002
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.369        $13.725        $14.150        $12.982        $10.507
  Accumulation Unit Value at end of
   period                                $19.323        $15.369        $13.725        $14.150        $12.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                608            753          1,061          1,371          1,724
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.052        $13.468        $13.913        $12.791        $10.373
  Accumulation Unit Value at end of
   period                                $18.886        $15.052        $13.468        $13.913        $12.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,083          1,551          2,067          2,530          3,049
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.052        $13.468        $13.913        $12.791        $10.373
  Accumulation Unit Value at end of
   period                                $18.886        $15.052        $13.468        $13.913        $12.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,083          1,551          2,067          2,530          3,049
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.691        $13.178        $13.648        $12.578        $10.226
  Accumulation Unit Value at end of
   period                                $18.387        $14.691        $13.178        $13.648        $12.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                321            231            216            174            143
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.625        $13.126        $13.600        $12.540        $10.200
  Accumulation Unit Value at end of
   period                                $18.295        $14.625        $13.126        $13.600        $12.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                205            265            324            373            491
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.655        $13.186        $13.696        $12.661        $10.324
  Accumulation Unit Value at end of
   period                                $18.287        $14.655        $13.186        $13.696        $12.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             21             16             12              5

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.072        $19.317        $17.410              -              -
  Accumulation Unit Value at end of
   period                                $14.703        $21.072        $19.317              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            129            114              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.782        $16.495        $14.883              -              -
  Accumulation Unit Value at end of
   period                                $10.376        $16.782        $16.495              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,010          6,775          5,344              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.551        $16.301        $14.719              -              -
  Accumulation Unit Value at end of
   period                                $10.213        $16.551        $16.301              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,074            895            672              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.045        $16.805        $15.179              -              -
  Accumulation Unit Value at end of
   period                                $10.507        $17.045        $16.805              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,001          2,584          2,752              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.861        $16.657        $15.057              -              -
  Accumulation Unit Value at end of
   period                                $10.373        $16.861        $16.657              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,397          3,905          3,335              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.861        $16.657        $15.057              -              -
  Accumulation Unit Value at end of
   period                                $10.373        $16.861        $16.657              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,397          3,905          3,335              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.631        $16.478        $14.913              -              -
  Accumulation Unit Value at end of
   period                                $10.200        $16.631        $16.478              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                593            662            580              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $26.240        $23.535        $28.388        $24.505        $14.380
  Accumulation Unit Value at
   end of period                  $25.608        $26.240        $23.535        $28.388        $24.505
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     165            241            296            376            414
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $25.621        $23.026        $27.830        $24.071        $14.154
  Accumulation Unit Value at
   end of period                  $24.954        $25.621        $23.026        $27.830        $24.071
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             40             50             63             68
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $20.922        $18.822        $22.771        $19.716        $11.605
  Accumulation Unit Value at
   end of period                  $20.357        $20.922        $18.822        $22.771        $19.716
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      71            114            138            176            193
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $20.491        $18.471        $22.391        $19.425        $11.457
  Accumulation Unit Value at
   end of period                  $19.898        $20.491        $18.471        $22.391        $19.425
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     145            261            387            536            557
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $20.491        $18.471        $22.391        $19.425        $11.457
  Accumulation Unit Value at
   end of period                  $19.898        $20.491        $18.471        $22.391        $19.425
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     145            261            387            536            557
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $21.405        $19.343        $23.507        $20.444        $12.088
  Accumulation Unit Value at
   end of period                  $20.733        $21.405        $19.343        $23.507        $20.444
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      83             71             49             21             10
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $21.309        $19.266        $23.425        $20.383        $12.058
  Accumulation Unit Value at
   end of period                  $20.630        $21.309        $19.266        $23.425        $20.383
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      22             27             43             58             81
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.195        $16.492        $20.103        $17.536        $10.399
  Accumulation Unit Value at
   end of period                  $17.571        $18.195        $16.492        $20.103        $17.536
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             14              8              -              -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.764        $10.980        $12.498        $11.726         $8.703
  Accumulation Unit Value at
   end of period                  $15.431        $12.764        $10.980        $12.498        $11.726
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     870          1,051          1,310          1,625          1,877
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $12.463        $10.743        $12.252        $11.519         $8.566
  Accumulation Unit Value at
   end of period                  $15.037        $12.463        $10.743        $12.252        $11.519
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     118            176            195            238            291

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $30.872        $24.326        $21.019              -              -
  Accumulation Unit Value at
   end of period                  $14.380        $30.872        $24.326              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     404            436            304              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $30.448        $24.040        $20.787              -              -
  Accumulation Unit Value at
   end of period                  $14.154        $30.448        $24.040              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      69             42             29              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $24.989        $19.749        $17.083              -              -
  Accumulation Unit Value at
   end of period                  $11.605        $24.989        $19.749              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     200            259            240              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $24.719        $19.575        $16.946              -              -
  Accumulation Unit Value at
   end of period                  $11.457        $24.719        $19.575              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     503            528            430              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $24.719        $19.575        $16.946              -              -
  Accumulation Unit Value at
   end of period                  $11.457        $24.719        $19.575              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     503            528            430              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $26.095        $20.726        $17.963              -              -
  Accumulation Unit Value at
   end of period                  $12.058        $26.095        $20.726              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      72             80             62              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.848        $13.081        $11.703              -              -
  Accumulation Unit Value at
   end of period                   $8.703        $14.848        $13.081              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,174          2,381          2,146              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $14.644        $12.927        $11.574              -              -
  Accumulation Unit Value at
   end of period                   $8.566        $14.644        $12.927              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     337            291            282              -              -

190

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.793        $11.039        $12.602        $11.860         $8.829
  Accumulation Unit Value at
   end of period                  $15.420        $12.793        $11.039        $12.602        $11.860
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     293            403            543            700            825
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $12.529        $10.833        $12.392        $11.685         $8.716
  Accumulation Unit Value at
   end of period                  $15.072        $12.529        $10.833        $12.392        $11.685
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     557            880          1,093          1,327          1,613
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.529        $10.833        $12.392        $11.685         $8.716
  Accumulation Unit Value at
   end of period                  $15.072        $12.529        $10.833        $12.392        $11.685
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     557            880          1,093          1,327          1,613
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.745        $10.180        $11.674        $11.036         $8.252
  Accumulation Unit Value at
   end of period                  $14.093        $11.745        $10.180        $11.674        $11.036
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     233            244            236            183            162
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.692        $10.139        $11.633        $11.003         $8.232
  Accumulation Unit Value at
   end of period                  $14.023        $11.692        $10.139        $11.633        $11.003
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      92            131            162            196            263
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.046        $13.080        $15.045        $14.265        $10.700
  Accumulation Unit Value at
   end of period                  $18.000        $15.046        $13.080        $15.045        $14.265
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             19             10              7              -
TEMPLETON GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.090        $10.997        $12.025        $11.389         $8.836
  Accumulation Unit Value at
   end of period                  $16.836        $13.090        $10.997        $12.025        $11.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,364          1,931          2,394          3,127          3,809
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $12.781        $10.760        $11.789        $11.187         $8.697
  Accumulation Unit Value at
   end of period                  $16.406        $12.781        $10.760        $11.789        $11.187
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     165            271            353            483            653
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.724        $10.722        $11.760        $11.171         $8.693
  Accumulation Unit Value at
   end of period                  $16.317        $12.724        $10.722        $11.760        $11.171
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     402            493            689            875          1,050
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $12.462        $10.522        $11.563        $11.006         $8.582
  Accumulation Unit Value at
   end of period                  $15.948        $12.462        $10.522        $11.563        $11.006
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     941          1,327          1,709          2,120          2,628

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $15.108        $13.349        $11.957              -              -
  Accumulation Unit Value at
   end of period                   $8.829        $15.108        $13.349              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     995          1,216          1,178              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $14.945        $13.232        $11.861              -              -
  Accumulation Unit Value at
   end of period                   $8.716        $14.945        $13.232              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,875          2,004          2,126              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.945        $13.232        $11.861              -              -
  Accumulation Unit Value at
   end of period                   $8.716        $14.945        $13.232              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,875          2,004          2,126              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.157        $12.572        $11.282              -              -
  Accumulation Unit Value at
   end of period                   $8.232        $14.157        $12.572              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     282            281            256              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
TEMPLETON GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.583        $15.486        $13.669              -              -
  Accumulation Unit Value at
   end of period                   $8.836        $15.583        $15.486              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,386          5,011          3,865              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $15.368        $15.304        $13.518              -              -
  Accumulation Unit Value at
   end of period                   $8.697        $15.368        $15.304              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     715            699            612              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $15.377        $15.328        $13.544              -              -
  Accumulation Unit Value at
   end of period                   $8.693        $15.377        $15.328              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,233          1,655          1,647              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $15.211        $15.193        $13.436              -              -
  Accumulation Unit Value at
   end of period                   $8.582        $15.211        $15.193              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,088          3,512          2,993              -              -

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.462        $10.522        $11.563        $11.006         $8.582
  Accumulation Unit Value at
   end of period                  $15.948        $12.462        $10.522        $11.563        $11.006
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     941          1,327          1,709          2,120          2,628
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.775         $9.967        $10.981        $10.478         $8.191
  Accumulation Unit Value at
   end of period                  $15.032        $11.775         $9.967        $10.981        $10.478
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     201            134            155            142            122
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.722         $9.927        $10.942        $10.447         $8.170
  Accumulation Unit Value at
   end of period                  $14.957        $11.722         $9.927        $10.942        $10.447
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     366            445            560            626            706
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.088        $12.810        $14.155        $13.547        $10.621
  Accumulation Unit Value at
   end of period                  $19.203        $15.088        $12.810        $14.155        $13.547
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             10             11             10              6
UIF CORE PLUS FIXED INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.889              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.074              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.885              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.064              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.883              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.059              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period             $9.879              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.048              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.879              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.048              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.874              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.035              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.211        $15.193        $13.436              -              -
  Accumulation Unit Value at
   end of period                   $8.582        $15.211        $15.193              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,088          3,512          2,993              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.525        $14.551        $12.882              -              -
  Accumulation Unit Value at
   end of period                   $8.170        $14.525        $14.551              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     856          1,059            965              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
UIF CORE PLUS FIXED INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

192

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.873              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.033              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.868              -              -              -              -
  Accumulation Unit Value at
   end of period                  $10.020              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
UIF GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.216              -              -              -              -
  Accumulation Unit Value at
   end of period                  $13.086              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.211              -              -              -              -
  Accumulation Unit Value at
   end of period                  $13.073              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $11.209              -              -              -              -
  Accumulation Unit Value at
   end of period                  $13.066              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period            $11.204              -              -              -              -
  Accumulation Unit Value at
   end of period                  $13.053              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.204              -              -              -              -
  Accumulation Unit Value at
   end of period                  $13.053              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.199              -              -              -              -
  Accumulation Unit Value at
   end of period                  $13.036              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.198              -              -              -              -
  Accumulation Unit Value at
   end of period                  $13.033              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.192              -              -              -              -
  Accumulation Unit Value at
   end of period                  $13.016              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
UIF GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -  (c)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -



(a)  Inception date July 15, 2013.



(b) Inception date August 15, 2013.



(c)  Inception date September 9, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT SEVEN
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Seven (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Seven as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2014

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          AMERICAN CENTURY VP   AMERICAN CENTURY VP
                                               VALUE FUND           GROWTH FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 289,082                 6,359
                                              ============          ============
  Cost                                          $1,838,254               $70,568
                                              ============          ============
  Market value                                  $2,445,633               $84,260
 Due from Sponsor Company                               --                    --
 Receivable from fund shares sold                       46                     1
 Other assets                                           --                    --
                                              ------------          ------------
 Total assets                                    2,445,679                84,261
                                              ------------          ------------
LIABILITIES:
 Due to Sponsor Company                                 46                     1
 Payable for fund shares purchased                      --                    --
 Other liabilities                                      --                    --
                                              ------------          ------------
 Total liabilities                                      46                     1
                                              ------------          ------------
NET ASSETS:
 For contract liabilities                       $2,445,633               $84,260
                                              ============          ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     164,839                 6,404
 Minimum unit fair value #*                     $14.395666            $13.158033
 Maximum unit fair value #*                     $15.646278            $13.158033
 Contract liability                             $2,445,633               $84,260
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                    --
 Minimum unit fair value #*                             --                    --
 Maximum unit fair value #*                             --                    --
 Contract liability                                     --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                 VPS BALANCED WEALTH    VPS INTERNATIONAL     VPS SMALL/MID-CAP     ALLIANCEBERNSTEIN
                                  STRATEGY PORTFOLIO     VALUE PORTFOLIO       VALUE PORTFOLIO     VPS VALUE PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        436,623               518,914               122,501                25,961
                                     ============          ============          ============          ============
  Cost                                 $4,823,818            $6,815,418            $2,086,424              $290,565
                                     ============          ============          ============          ============
  Market value                         $5,959,910            $7,711,066            $2,785,673              $366,054
 Due from Sponsor Company                      --                    --                    --                    --
 Receivable from fund shares
  sold                                        232                 2,392                   373                    16
 Other assets                                  --                     1                     2                    --
                                     ------------          ------------          ------------          ------------
 Total assets                           5,960,142             7,713,459             2,786,048               366,070
                                     ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                       232                 2,392                   373                    16
 Payable for fund shares
  purchased                                    --                    --                    --                    --
 Other liabilities                              1                    --                    --                    --
                                     ------------          ------------          ------------          ------------
 Total liabilities                            233                 2,392                   373                    16
                                     ------------          ------------          ------------          ------------
NET ASSETS:
 For contract liabilities              $5,959,909            $7,711,067            $2,785,675              $366,054
                                     ============          ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            483,738             1,010,778               160,517                30,135
 Minimum unit fair value #*            $11.278801             $7.105983            $15.739689            $11.498544
 Maximum unit fair value #*            $16.426946            $14.963684            $26.190916            $19.004619
 Contract liability                    $5,959,909            $7,711,067            $2,785,675              $366,054
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --                    --                    --
 Minimum unit fair value #*                    --                    --                    --                    --
 Maximum unit fair value #*                    --                    --                    --                    --
 Contract liability                            --                    --                    --                    --

                                  ALLIANCEBERNSTEIN        INVESCO V.I.       INVESCO V.I.
                                  VPS INTERNATIONAL            VALUE              CORE
                                   GROWTH PORTFOLIO     OPPORTUNITIES FUND     EQUITY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (1)      SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         67,548              2,907,874          1,431,077
                                     ============          =============      =============
  Cost                                 $1,120,378            $26,680,087        $38,389,999
                                     ============          =============      =============
  Market value                         $1,288,825            $27,217,706        $54,978,056
 Due from Sponsor Company                      --                     --                 --
 Receivable from fund shares
  sold                                         61                  3,609            106,181
 Other assets                                  --                      5                 --
                                     ------------          -------------      -------------
 Total assets                           1,288,886             27,221,320         55,084,237
                                     ------------          -------------      -------------
LIABILITIES:
 Due to Sponsor Company                        61                  3,609            106,181
 Payable for fund shares
  purchased                                    --                     --                 --
 Other liabilities                             --                     --                  3
                                     ------------          -------------      -------------
 Total liabilities                             61                  3,609            106,184
                                     ------------          -------------      -------------
NET ASSETS:
 For contract liabilities              $1,288,825            $27,217,711        $54,978,053
                                     ============          =============      =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            145,870             17,651,705          3,881,967
 Minimum unit fair value #*             $8.188843              $1.421124          $1.161405
 Maximum unit fair value #*            $16.359675             $21.867483         $18.852457
 Contract liability                    $1,288,825            $27,125,844        $54,946,946
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                 57,394              1,870
 Minimum unit fair value #*                    --              $1.577006         $16.342005
 Maximum unit fair value #*                    --              $1.626128         $16.855292
 Contract liability                            --                $91,867            $31,107

(1) Formerly Invesco Van Kampen V.I. Value Opportunities Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                      INVESCO V.I.        INVESCO V.I.
                                       GOVERNMENT             HIGH
                                    SECURITIES FUND        YIELD FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       14,315,320            210,584
                                     ==============       ============
  Cost                                 $174,396,179         $1,164,939
                                     ==============       ============
  Market value                         $166,630,323         $1,200,329
 Due from Sponsor Company                        --                 --
 Receivable from fund shares
  sold                                      274,366                 71
 Other assets                                    --                 --
                                     --------------       ------------
 Total assets                           166,904,689          1,200,400
                                     --------------       ------------
LIABILITIES:
 Due to Sponsor Company                     274,366                 71
 Payable for fund shares
  purchased                                      --                 --
 Other liabilities                                5                  1
                                     --------------       ------------
 Total liabilities                          274,371                 72
                                     --------------       ------------
NET ASSETS:
 For contract liabilities              $166,630,318         $1,200,328
                                     ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          126,503,119            494,610
 Minimum unit fair value #*               $1.197342          $1.762989
 Maximum unit fair value #*              $10.266977         $20.522802
 Contract liability                    $166,388,094         $1,195,903
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              178,559              2,284
 Minimum unit fair value #*               $1.320593          $1.937261
 Maximum unit fair value #*               $1.379699          $1.937261
 Contract liability                        $242,224             $4,425

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               INVESCO V.I.
                                INVESCO V.I.   INVESCO V.I.  INVESCO V.I.      BALANCED RISK
                                INTERNATIONAL  MID CAP CORE   SMALL CAP         ALLOCATION
                                 GROWTH FUND   EQUITY FUND   EQUITY FUND           FUND
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 1,772,466      3,555,570    1,573,119            359,565
                                 ===========   ============  ===========        ===========
  Cost                           $46,957,978    $43,611,261  $24,479,672         $4,323,397
                                 ===========   ============  ===========        ===========
  Market value                   $62,425,740    $53,794,962  $39,908,286         $4,386,691
 Due from Sponsor Company                 --             --           --                 --
 Receivable from fund shares
  sold                               237,960         45,419       37,993              4,672
 Other assets                             --              3            1                 --
                                 -----------   ------------  -----------        -----------
 Total assets                     62,663,700     53,840,384   39,946,280          4,391,363
                                 -----------   ------------  -----------        -----------
LIABILITIES:
 Due to Sponsor Company              237,960         45,419       37,993              4,672
 Payable for fund shares
  purchased                               --             --           --                 --
 Other liabilities                         3             --           --                 --
                                 -----------   ------------  -----------        -----------
 Total liabilities                   237,963         45,419       37,993              4,672
                                 -----------   ------------  -----------        -----------
NET ASSETS:
 For contract liabilities        $62,425,737    $53,794,965  $39,908,287         $4,386,691
                                 ===========   ============  ===========        ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #    20,743,405     24,157,873    1,873,422            369,128
 Minimum unit fair value #*        $2.222356      $2.044383   $15.813924         $11.519666
 Maximum unit fair value #*       $19.103572     $17.950074   $23.964382         $12.249085
 Contract liability              $62,424,447    $53,700,331  $39,888,684         $4,386,691
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #           526         40,948          875                 --
 Minimum unit fair value #*        $2.450978      $2.254719   $22.124177                 --
 Maximum unit fair value #*        $2.450978      $2.355623   $22.928703                 --
 Contract liability                   $1,290        $94,634      $19,603                 --


                                    INVESCO V.I.           INVESCO V.I.         AMERICAN CENTURY VP
                                     DIVERSIFIED               MONEY                  MID CAP
                                    DIVIDEND FUND           MARKET FUND             VALUE FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (2)           SUB-ACCOUNT
------------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           361             21,229,173                   4,043
                                     ===========            ===========             ===========
  Cost                                    $5,511            $21,229,173                 $57,344
                                     ===========            ===========             ===========
  Market value                            $7,516            $21,229,173                 $74,713
 Due from Sponsor Company                     --                105,974                      --
 Receivable from fund shares
  sold                                        --                     --                       1
 Other assets                                  1                     --                      --
                                     -----------            -----------             -----------
 Total assets                              7,517             21,335,147                  74,714
                                     -----------            -----------             -----------
LIABILITIES:
 Due to Sponsor Company                       --                     --                       1
 Payable for fund shares
  purchased                                   --                105,974                      --
 Other liabilities                            --                      1                      --
                                     -----------            -----------             -----------
 Total liabilities                            --                105,975                       1
                                     -----------            -----------             -----------
NET ASSETS:
 For contract liabilities                 $7,517            $21,229,172                 $74,713
                                     ===========            ===========             ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               520              2,143,849                   5,120
 Minimum unit fair value #*           $14.456478              $9.844166              $14.180887
 Maximum unit fair value #*           $14.456478              $9.963797              $15.429385
 Contract liability                       $7,517            $21,229,172                 $74,713
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                     --                      --
 Minimum unit fair value #*                   --                     --                      --
 Maximum unit fair value #*                   --                     --                      --
 Contract liability                           --                     --                      --

(2)  Funded as of July 18, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                      AMERICAN FUNDS              GLOBAL
                                          GLOBAL                GROWTH AND
                                        BOND FUND              INCOME FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        4,175,061               5,629,828
                                       ============            ============
  Cost                                  $47,079,901             $61,553,029
                                       ============            ============
  Market value                          $49,307,478             $70,429,149
 Due from Sponsor Company                        --                      --
 Receivable from fund shares
  sold                                       32,554                  77,934
 Other assets                                     3                      --
                                       ------------            ------------
 Total assets                            49,340,035              70,507,083
                                       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      32,554                  77,934
 Payable for fund shares
  purchased                                      --                      --
 Other liabilities                               --                      --
                                       ------------            ------------
 Total liabilities                           32,554                  77,934
                                       ------------            ------------
NET ASSETS:
 For contract liabilities               $49,307,481             $70,429,149
                                       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            3,867,542               5,122,986
 Minimum unit fair value #*              $11.620917              $12.847979
 Maximum unit fair value #*              $13.586871              $19.838520
 Contract liability                     $49,181,103             $70,383,897
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                9,667                   3,273
 Minimum unit fair value #*              $12.822277              $13.721798
 Maximum unit fair value #*              $13.103828              $14.098605
 Contract liability                        $126,378                 $45,252

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         AMERICAN FUNDS
                                   AMERICAN FUNDS          BLUE CHIP                                 AMERICAN FUNDS
                                       ASSET               INCOME AND          AMERICAN FUNDS            GLOBAL
                                  ALLOCATION FUND         GROWTH FUND            BOND FUND             GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    10,218,560             7,886,279            20,426,235             2,427,229
                                    ============          ============          ============          ============
  Cost                              $155,360,730           $73,251,818          $223,318,246           $45,540,415
                                    ============          ============          ============          ============
  Market value                      $228,180,462          $102,679,351          $216,722,359           $72,622,689
 Due from Sponsor Company                     --                    --                    --                    --
 Receivable from fund shares
  sold                                   327,911               156,301               280,481               121,562
 Other assets                                 --                    --                    --                     3
                                    ------------          ------------          ------------          ------------
 Total assets                        228,508,373           102,835,652           217,002,840            72,744,254
                                    ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                  327,911               156,301               280,481               121,562
 Payable for fund shares
  purchased                                   --                    --                    --                    --
 Other liabilities                             4                     4                     1                    --
                                    ------------          ------------          ------------          ------------
 Total liabilities                       327,915               156,305               280,482               121,562
                                    ------------          ------------          ------------          ------------
NET ASSETS:
 For contract liabilities           $228,180,458          $102,679,347          $216,722,358           $72,622,692
                                    ============          ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        12,639,416            69,496,384            14,539,719             3,606,715
 Minimum unit fair value #*           $16.440883             $1.346548            $11.826830            $14.493546
 Maximum unit fair value #*           $21.363618            $19.625079            $16.817888            $24.458702
 Contract liability                 $227,674,411          $102,434,333          $216,234,498           $72,469,656
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            27,280               161,959                31,764                 7,883
 Minimum unit fair value #*           $17.938604             $1.486239            $14.470726            $17.473630
 Maximum unit fair value #*           $20.271038             $1.554087            $15.957898            $23.370213
 Contract liability                     $506,047              $245,014              $487,860              $153,036


                                    AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                     GROWTH FUND          GROWTH-INCOME FUND      INTERNATIONAL FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      7,361,736              10,525,959               6,869,858
                                     ============            ============            ============
  Cost                               $389,788,523            $368,014,035            $117,714,122
                                     ============            ============            ============
  Market value                       $573,773,763            $530,508,373            $145,297,511
 Due from Sponsor Company                      --                      --                      --
 Receivable from fund shares
  sold                                    546,933                 394,589                 336,525
 Other assets                                   1                       3                       3
                                     ------------            ------------            ------------
 Total assets                         574,320,697             530,902,965             145,634,039
                                     ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                   546,933                 394,585                 336,525
 Payable for fund shares
  purchased                                    --                      --                      --
 Other liabilities                             --                      --                      --
                                     ------------            ------------            ------------
 Total liabilities                        546,933                 394,585                 336,525
                                     ------------            ------------            ------------
NET ASSETS:
 For contract liabilities            $573,773,764            $530,508,380            $145,297,514
                                     ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         34,818,846              29,036,588               8,824,054
 Minimum unit fair value #*            $12.178079              $16.503189              $11.898833
 Maximum unit fair value #*            $22.024580              $22.117665              $20.047337
 Contract liability                  $573,125,761            $529,851,337            $145,174,771
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             38,227                  35,079                   7,043
 Minimum unit fair value #*            $13.417765              $18.006772              $14.394426
 Maximum unit fair value #*            $20.805818              $20.986387              $19.602543
 Contract liability                      $648,003                $657,043                $122,743

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                 AMERICAN FUNDS
                                            AMERICAN FUNDS        GLOBAL SMALL
                                            NEW WORLD FUND     CAPITALIZATION FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              2,362,583            2,325,744
                                              ===========          ===========
  Cost                                        $40,412,187          $41,265,509
                                              ===========          ===========
  Market value                                $58,781,086          $58,725,045
 Due from Sponsor Company                          21,273                   --
 Receivable from fund shares sold                      --               77,958
 Other assets                                          --                    1
                                              -----------          -----------
 Total assets                                  58,802,359           58,803,004
                                              -----------          -----------
LIABILITIES:
 Due to Sponsor Company                                --               77,958
 Payable for fund shares purchased                 21,273                   --
 Other liabilities                                     --                   --
                                              -----------          -----------
 Total liabilities                                 21,273               77,958
                                              -----------          -----------
NET ASSETS:
 For contract liabilities                     $58,781,086          $58,725,046
                                              ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  2,085,006            2,688,860
 Minimum unit fair value #*                    $18.200673           $16.695640
 Maximum unit fair value #*                    $33.928228           $26.898159
 Contract liability                           $58,756,376          $58,615,577
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        840                4,555
 Minimum unit fair value #*                    $29.293421           $18.706198
 Maximum unit fair value #*                    $32.193155           $26.301262
 Contract liability                               $24,710             $109,469

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                        COLUMBIA VARIABLE
                                             STERLING             STERLING             STERLING           PORTFOLIO --
                                          CAPITAL EQUITY       CAPITAL SPECIAL       CAPITAL TOTAL        SMALL COMPANY
                                            INCOME VIF        OPPORTUNITIES VIF     RETURN BOND VIF        GROWTH FUND
                                          SUB-ACCOUNT (3)        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                3,329              119,921               72,311              345,551
                                            ===========          ===========          ===========          ===========
  Cost                                          $29,993           $1,731,912             $730,708           $4,587,071
                                            ===========          ===========          ===========          ===========
  Market value                                  $34,955           $2,259,313             $706,477           $6,289,039
 Due from Sponsor Company                            --                   --                   --                   --
 Receivable from fund shares sold                     1                  270                   28                  668
 Other assets                                         1                   --                    1                    2
                                            -----------          -----------          -----------          -----------
 Total assets                                    34,957            2,259,583              706,506            6,289,709
                                            -----------          -----------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                               1                  270                   28                  668
 Payable for fund shares purchased                   --                   --                   --                   --
 Other liabilities                                   --                    1                   --                   --
                                            -----------          -----------          -----------          -----------
 Total liabilities                                    1                  271                   28                  668
                                            -----------          -----------          -----------          -----------
NET ASSETS:
 For contract liabilities                       $34,956           $2,259,312             $706,478           $6,289,041
                                            ===========          ===========          ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    3,258              152,678               58,326            2,994,778
 Minimum unit fair value #*                  $10.720910           $13.977359           $11.605409            $1.571485
 Maximum unit fair value #*                  $10.910067           $22.516721           $12.230611           $22.334713
 Contract liability                             $34,956           $2,259,312             $706,478           $6,278,507
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                   --                   --                6,069
 Minimum unit fair value #*                          --                   --                   --            $1.735616
 Maximum unit fair value #*                          --                   --                   --            $1.735616
 Contract liability                                  --                   --                   --              $10,534

                                           WELLS FARGO
                                           ADVANTAGE VT     FIDELITY(R) VIP  FIDELITY(R) VIP
                                              OMEGA             GROWTH        CONTRAFUND(R)
                                           GROWTH FUND         PORTFOLIO        PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              37,369             20,354          729,356
                                            ==========       ============      ===========
  Cost                                        $908,905           $801,244      $15,478,405
                                            ==========       ============      ===========
  Market value                              $1,224,793         $1,151,417      $24,630,368
 Due from Sponsor Company                           --                 --               --
 Receivable from fund shares sold                   55                 57           14,392
 Other assets                                       --                 --               --
                                            ----------       ------------      -----------
 Total assets                                1,224,848          1,151,474       24,644,760
                                            ----------       ------------      -----------
LIABILITIES:
 Due to Sponsor Company                             55                 57           14,392
 Payable for fund shares purchased                  --                 --               --
 Other liabilities                                   3                  1                1
                                            ----------       ------------      -----------
 Total liabilities                                  58                 58           14,393
                                            ----------       ------------      -----------
NET ASSETS:
 For contract liabilities                   $1,224,790         $1,151,416      $24,630,367
                                            ==========       ============      ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 774,332             76,817        1,631,791
 Minimum unit fair value #*                  $1.193034         $12.879990       $13.002811
 Maximum unit fair value #*                 $26.468789         $22.140666       $21.325679
 Contract liability                         $1,224,790         $1,151,416      $24,567,458
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --                 --            4,604
 Minimum unit fair value #*                         --                 --       $13.664314
 Maximum unit fair value #*                         --                 --       $13.664314
 Contract liability                                 --                 --          $62,909

(3)  Formerly Sterling Capital Select Equity VIF. Change effective May 1, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          FIDELITY(R) VIP     FIDELITY(R) VIP
                                              MID CAP         VALUE STRATEGIES
                                             PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               514,698             100,556
                                           =============        ============
  Cost                                       $13,196,797            $947,496
                                           =============        ============
  Market value                               $18,323,229          $1,454,041
 Due from Sponsor Company                             --                  --
 Receivable from fund shares sold                  1,390                  68
 Other assets                                         --                  --
                                           -------------        ------------
 Total assets                                 18,324,619           1,454,109
                                           -------------        ------------
LIABILITIES:
 Due to Sponsor Company                            1,390                  68
 Payable for fund shares purchased                    --                  --
 Other liabilities                                    --                   1
                                           -------------        ------------
 Total liabilities                                 1,390                  69
                                           -------------        ------------
NET ASSETS:
 For contract liabilities                    $18,323,229          $1,454,040
                                           =============        ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 1,200,161              92,951
 Minimum unit fair value #*                   $14.062351          $13.957620
 Maximum unit fair value #*                   $24.301820          $28.607060
 Contract liability                          $18,301,965          $1,425,879
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     1,436               1,920
 Minimum unit fair value #*                   $14.734635          $14.667932
 Maximum unit fair value #*                   $15.082705          $14.667932
 Contract liability                              $21,264             $28,161

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY(R) VIP                                  FRANKLIN
                                   DYNAMIC CAPITAL       FIDELITY(R) VIP             RISING                FRANKLIN
                                     APPRECIATION        STRATEGIC INCOME          DIVIDENDS                INCOME
                                      PORTFOLIO             PORTFOLIO           SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         74,629                 8,894               9,342,955            40,125,779
                                     ============          ============          ==============          ============
  Cost                                   $781,494              $103,353            $171,801,541          $598,621,719
                                     ============          ============          ==============          ============
  Market value                           $932,858               $99,080            $258,059,100          $645,762,003
 Due from Sponsor Company                      --                    --                      --                    --
 Receivable from fund shares
  sold                                         45                     2                 561,415               275,291
 Other assets                                   1                    --                      --                     3
                                     ------------          ------------          --------------          ------------
 Total assets                             932,904                99,082             258,620,515           646,037,297
                                     ------------          ------------          --------------          ------------
LIABILITIES:
 Due to Sponsor Company                        45                     2                 561,415               275,291
 Payable for fund shares
  purchased                                    --                    --                      --                    --
 Other liabilities                             --                     1                       5                    --
                                     ------------          ------------          --------------          ------------
 Total liabilities                             45                     3                 561,420               275,291
                                     ------------          ------------          --------------          ------------
NET ASSETS:
 For contract liabilities                $932,859               $99,079            $258,059,095          $645,762,006
                                     ============          ============          ==============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             60,536                 7,170              12,247,103            33,385,262
 Minimum unit fair value #*            $15.029158            $13.783094              $15.053334            $12.667334
 Maximum unit fair value #*            $24.768200            $13.876518              $22.971692            $22.049216
 Contract liability                      $932,859               $99,079            $257,822,747          $645,099,536
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --                  10,877                32,224
 Minimum unit fair value #*                    --                    --              $21.172841            $13.311538
 Maximum unit fair value #*                    --                    --              $21.978619            $21.054276
 Contract liability                            --                    --                $236,348              $662,470

                                       FRANKLIN               FRANKLIN              FRANKLIN
                                       LARGE CAP               GLOBAL             SMALL-MID CAP
                                        GROWTH              REAL ESTATE              GROWTH
                                    SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,699,767                82,824              2,919,015
                                     =============          ============          =============
  Cost                                 $24,903,928            $1,300,207            $57,836,854
                                     =============          ============          =============
  Market value                         $35,049,204            $1,153,747            $79,345,284
 Due from Sponsor Company                       --                    --                     --
 Receivable from fund shares
  sold                                      71,138                   469                107,576
 Other assets                                    1                    --                     --
                                     -------------          ------------          -------------
 Total assets                           35,120,343             1,154,216             79,452,860
                                     -------------          ------------          -------------
LIABILITIES:
 Due to Sponsor Company                     71,138                   469                107,576
 Payable for fund shares
  purchased                                     --                    --                     --
 Other liabilities                              --                     2                      2
                                     -------------          ------------          -------------
 Total liabilities                          71,138                   471                107,578
                                     -------------          ------------          -------------
NET ASSETS:
 For contract liabilities              $35,049,205            $1,153,745            $79,345,282
                                     =============          ============          =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           2,354,339                55,107              5,119,776
 Minimum unit fair value #*             $13.719771            $16.789715             $10.537178
 Maximum unit fair value #*             $18.368226            $20.826823             $23.808863
 Contract liability                    $35,044,933            $1,123,400            $79,269,817
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 274                 1,509                  5,314
 Minimum unit fair value #*             $15.099660            $20.085144             $11.705985
 Maximum unit fair value #*             $15.737151            $20.826823             $20.998358
 Contract liability                         $4,272               $30,345                $75,465

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               FRANKLIN              FRANKLIN
                                               SMALL CAP            STRATEGIC
                                                 VALUE                INCOME
                                            SECURITIES FUND      SECURITIES FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                859,601            15,740,784
                                              ===========          ============
  Cost                                        $14,058,055          $191,930,285
                                              ===========          ============
  Market value                                $20,748,049          $198,652,045
 Due from Sponsor Company                              --                 4,377
 Receivable from fund shares sold                   3,276                    --
 Other assets                                          --                    --
                                              -----------          ------------
 Total assets                                  20,751,325           198,656,422
                                              -----------          ------------
LIABILITIES:
 Due to Sponsor Company                             3,276                    --
 Payable for fund shares purchased                     --                 4,377
 Other liabilities                                     --                    --
                                              -----------          ------------
 Total liabilities                                  3,276                 4,377
                                              -----------          ------------
NET ASSETS:
 For contract liabilities                     $20,748,049          $198,652,045
                                              ===========          ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  1,389,673            10,193,159
 Minimum unit fair value #*                    $13.626396            $11.495016
 Maximum unit fair value #*                    $24.232041            $24.410949
 Contract liability                           $20,741,326          $197,967,461
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        410                32,439
 Minimum unit fair value #*                    $14.693374            $13.294599
 Maximum unit fair value #*                    $16.856990            $23.162814
 Contract liability                                $6,723              $684,584

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               TEMPLETON
                                                              DEVELOPING            TEMPLETON             TEMPLETON
                                       MUTUAL SHARES            MARKETS              FOREIGN                GROWTH
                                      SECURITIES FUND       SECURITIES FUND      SECURITIES FUND       SECURITIES FUND
                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        15,889,183            3,329,837             6,846,028            14,169,559
                                        ============          ===========          ============          ============
  Cost                                  $251,448,625          $32,790,850           $94,893,668          $170,071,521
                                        ============          ===========          ============          ============
  Market value                          $343,836,288          $34,141,312          $118,072,166          $215,920,590
 Due from Sponsor Company                         --                6,959                    --                    --
 Receivable from fund shares sold            166,789                   --               409,258               133,960
 Other assets                                     --                   --                     1                    --
                                        ------------          -----------          ------------          ------------
 Total assets                            344,003,077           34,148,271           118,481,425           216,054,550
                                        ------------          -----------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                      166,789                   --               409,258               133,960
 Payable for fund shares purchased                --                6,959                    --                    --
 Other liabilities                                 1                   --                    --                     2
                                        ------------          -----------          ------------          ------------
 Total liabilities                           166,790                6,959               409,258               133,962
                                        ------------          -----------          ------------          ------------
NET ASSETS:
 For contract liabilities               $343,836,287          $34,141,312          $118,072,167          $215,920,588
                                        ============          ===========          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            17,883,500            1,690,912             7,572,541            12,914,011
 Minimum unit fair value #*               $11.864704            $8.475972            $10.799722            $11.450898
 Maximum unit fair value #*               $24.710565           $26.987613            $19.095669            $20.040038
 Contract liability                     $343,330,431          $34,066,742          $117,956,058          $215,525,663
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                23,401                3,688                 7,103                21,873
 Minimum unit fair value #*               $19.369524            $8.881261            $15.430927            $16.835546
 Maximum unit fair value #*               $23.446760           $25.607658            $17.532065            $19.015013
 Contract liability                         $505,856              $74,570              $116,109              $394,925

                                                               FRANKLIN             FRANKLIN
                                           MUTUAL              FLEX CAP             LARGE CAP
                                      GLOBAL DISCOVERY          GROWTH                VALUE
                                      SECURITIES FUND       SECURITIES FUND      SECURITIES FUND
                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         4,554,898              949,513              677,019
                                        ============          ===========          ===========
  Cost                                   $86,160,534          $11,073,447           $7,746,596
                                        ============          ===========          ===========
  Market value                          $104,121,212          $17,183,794          $10,033,426
 Due from Sponsor Company                         --                   --                   --
 Receivable from fund shares sold             94,024               32,346                  553
 Other assets                                      1                   --                   --
                                        ------------          -----------          -----------
 Total assets                            104,215,237           17,216,140           10,033,979
                                        ------------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                       94,024               32,346                  553
 Payable for fund shares purchased                --                   --                   --
 Other liabilities                                --                   --                    4
                                        ------------          -----------          -----------
 Total liabilities                            94,024               32,346                  557
                                        ------------          -----------          -----------
NET ASSETS:
 For contract liabilities               $104,121,213          $17,183,794          $10,033,422
                                        ============          ===========          ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             4,126,507            1,108,493              700,112
 Minimum unit fair value #*               $12.759394           $14.206273           $13.395648
 Maximum unit fair value #*               $29.696731           $19.656232           $19.162702
 Contract liability                     $103,929,829          $17,173,635          $10,033,422
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 9,128                  648                   --
 Minimum unit fair value #*               $13.408320           $15.678094                   --
 Maximum unit fair value #*               $28.413053           $15.678094                   --
 Contract liability                         $191,384              $10,159                   --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                TEMPLETON         HARTFORD
                                               GLOBAL BOND        BALANCED
                                             SECURITIES FUND      HLS FUND
                                               SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 992,621           716,968
                                               ===========       ===========
  Cost                                         $17,895,473       $15,664,868
                                               ===========       ===========
  Market value                                 $18,826,190       $18,155,718
 Due from Sponsor Company                               --                --
 Receivable from fund shares sold                    5,147             3,275
 Other assets                                            1                --
                                               -----------       -----------
 Total assets                                   18,831,338        18,158,993
                                               -----------       -----------
LIABILITIES:
 Due to Sponsor Company                              5,147             3,275
 Payable for fund shares purchased                      --                --
 Other liabilities                                      --                --
                                               -----------       -----------
 Total liabilities                                   5,147             3,275
                                               -----------       -----------
NET ASSETS:
 For contract liabilities                      $18,826,191       $18,155,718
                                               ===========       ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   1,308,279         7,532,937
 Minimum unit fair value #*                     $11.124620         $1.269360
 Maximum unit fair value #*                     $15.497333        $18.654821
 Contract liability                            $18,786,082       $17,920,650
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       2,774           144,641
 Minimum unit fair value #*                     $14.267763         $1.394946
 Maximum unit fair value #*                     $14.604691         $1.684114
 Contract liability                                $40,109          $235,068

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD      HARTFORD      HARTFORD
                                           TOTAL        CAPITAL       DIVIDEND          HARTFORD
                                        RETURN BOND   APPRECIATION   AND GROWTH     GLOBAL RESEARCH
                                          HLS FUND      HLS FUND      HLS FUND          HLS FUND
                                        SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        13,666,360     2,631,918     4,090,576           26,580
                                        ============  ============  ============       ==========
  Cost                                  $150,127,918   $93,405,779   $72,121,518         $247,925
                                        ============  ============  ============       ==========
  Market value                          $154,892,746  $156,772,819  $110,603,878         $355,277
 Due from Sponsor Company                         --            --            --               --
 Receivable from fund shares sold             77,692        70,359        45,441               19
 Other assets                                      3            --             2                1
                                        ------------  ------------  ------------       ----------
 Total assets                            154,970,441   156,843,178   110,649,321          355,297
                                        ------------  ------------  ------------       ----------
LIABILITIES:
 Due to Sponsor Company                       77,692        70,359        45,441               19
 Payable for fund shares purchased                --            --            --               --
 Other liabilities                                --            --            --               --
                                        ------------  ------------  ------------       ----------
 Total liabilities                            77,692        70,359        45,441               19
                                        ------------  ------------  ------------       ----------
NET ASSETS:
 For contract liabilities               $154,892,749  $156,772,819  $110,603,880         $355,278
                                        ============  ============  ============       ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #            28,858,186    19,914,653    15,126,477           27,310
 Minimum unit fair value #*                $1.354576     $1.824683     $1.656534       $12.126025
 Maximum unit fair value #*               $13.094513    $23.507283    $20.401863       $21.339412
 Contract liability                     $154,785,448  $156,435,626  $110,433,940         $355,278
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                59,899       107,173        91,172               --
 Minimum unit fair value #*                $1.488489     $2.015225     $1.829502               --
 Maximum unit fair value #*               $11.903748    $13.267411     $2.204009               --
 Contract liability                         $107,301      $337,193      $169,940               --

                                                                                    HARTFORD
                                             HARTFORD              HARTFORD        DISCIPLINED
                                            HEALTHCARE          GLOBAL GROWTH        EQUITY
                                             HLS FUND              HLS FUND         HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               6,216                31,113           798,954
                                             =========            ==========       ===========
  Cost                                         $85,851              $554,266        $8,654,622
                                             =========            ==========       ===========
  Market value                                $155,832              $691,386       $14,667,571
 Due from Sponsor Company                           --                    --                --
 Receivable from fund shares sold                    6                    78             1,465
 Other assets                                       --                    --                --
                                             ---------            ----------       -----------
 Total assets                                  155,838               691,464        14,669,036
                                             ---------            ----------       -----------
LIABILITIES:
 Due to Sponsor Company                              6                    78             1,465
 Payable for fund shares purchased                  --                    --                --
 Other liabilities                                  --                     1                --
                                             ---------            ----------       -----------
 Total liabilities                                   6                    79             1,465
                                             ---------            ----------       -----------
NET ASSETS:
 For contract liabilities                     $155,832              $691,385       $14,667,571
                                             =========            ==========       ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  40,443               201,727         1,098,829
 Minimum unit fair value #*                  $3.689662             $2.293075         $1.905698
 Maximum unit fair value #*                  $3.864674            $21.083740        $21.519109
 Contract liability                           $155,832              $688,050       $14,663,311
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --                 1,364             2,189
 Minimum unit fair value #*                         --             $2.444697         $1.946281
 Maximum unit fair value #*                         --             $2.444697         $1.946281
 Contract liability                                 --                $3,335            $4,260

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                          HARTFORD
                                            HARTFORD       GROWTH
                                             GROWTH     OPPORTUNITIES
                                            HLS FUND      HLS FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              77,132        825,157
                                          ============  =============
  Cost                                        $814,575    $17,735,898
                                          ============  =============
  Market value                              $1,346,543    $33,470,816
 Due from Sponsor Company                           --             --
 Receivable from fund shares sold                  107          3,163
 Other assets                                       --             --
                                          ------------  -------------
 Total assets                                1,346,650     33,473,979
                                          ------------  -------------
LIABILITIES:
 Due to Sponsor Company                            107          3,163
 Payable for fund shares purchased                  --             --
 Other liabilities                                  --              2
                                          ------------  -------------
 Total liabilities                                 107          3,165
                                          ------------  -------------
NET ASSETS:
 For contract liabilities                   $1,346,543    $33,470,814
                                          ============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 120,410      2,491,105
 Minimum unit fair value #*                  $1.858686      $2.194334
 Maximum unit fair value #*                 $22.154232     $22.473920
 Contract liability                         $1,346,543    $33,470,814
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --             --
 Minimum unit fair value #*                         --             --
 Maximum unit fair value #*                         --             --
 Contract liability                                 --             --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    HARTFORD                HARTFORD
                                   HARTFORD      HARTFORD        INTERNATIONAL           SMALL/MID CAP
                                  HIGH YIELD      INDEX          OPPORTUNITIES               EQUITY
                                   HLS FUND      HLS FUND           HLS FUND                HLS FUND
                                 SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  1,051,439       198,795            638,615                 220,500
                                 ============  ============       ============            ============
  Cost                             $8,984,571    $5,988,899         $7,393,515              $1,823,212
                                 ============  ============       ============            ============
  Market value                     $9,349,739    $7,623,799         $9,647,492              $2,486,983
 Due from Sponsor Company                  --            --                 --                      --
 Receivable from fund shares
  sold                                  1,224           219              3,951                     120
 Other assets                              --             1                  2                      --
                                 ------------  ------------       ------------            ------------
 Total assets                       9,350,963     7,624,019          9,651,445               2,487,103
                                 ------------  ------------       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                 1,224           219              3,951                     120
 Payable for fund shares
  purchased                                --            --                 --                      --
 Other liabilities                         --            --                 --                       3
                                 ------------  ------------       ------------            ------------
 Total liabilities                      1,224           219              3,951                     123
                                 ------------  ------------       ------------            ------------
NET ASSETS:
 For contract liabilities          $9,349,739    $7,623,800         $9,647,494              $2,486,980
                                 ============  ============       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        635,510       458,182          1,986,314                 154,328
 Minimum unit fair value #*         $2.067638     $6.820084          $1.607175              $14.765194
 Maximum unit fair value #*        $20.609059    $21.283250         $18.311712              $26.939330
 Contract liability                $9,349,739    $7,623,800         $9,610,208              $2,486,980
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --            --             15,586                      --
 Minimum unit fair value #*                --            --          $1.775028                      --
 Maximum unit fair value #*                --            --         $11.016705                      --
 Contract liability                        --            --            $37,286                      --


                                        HARTFORD                HARTFORD                 HARTFORD
                                         MIDCAP               MIDCAP VALUE           ULTRASHORT BOND
                                        HLS FUND                HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (4)
-------------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          30,057                  39,397                12,173,168
                                      ============            ============            ==============
  Cost                                    $701,131                $447,479              $121,731,357
                                      ============            ============            ==============
  Market value                          $1,127,729                $607,498              $121,725,008
 Due from Sponsor Company                       --                      --                        --
 Receivable from fund shares
  sold                                          44                      33                   106,386
 Other assets                                   --                      --                        --
                                      ------------            ------------            --------------
 Total assets                            1,127,773                 607,531               121,831,394
                                      ------------            ------------            --------------
LIABILITIES:
 Due to Sponsor Company                         44                      33                   106,386
 Payable for fund shares
  purchased                                     --                      --                        --
 Other liabilities                              --                      --                        36
                                      ------------            ------------            --------------
 Total liabilities                              44                      33                   106,422
                                      ------------            ------------            --------------
NET ASSETS:
 For contract liabilities               $1,127,729                $607,498              $121,724,972
                                      ============            ============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             166,670                 125,236               106,508,421
 Minimum unit fair value #*              $6.431994               $2.330645                 $0.875079
 Maximum unit fair value #*              $6.568778              $26.534299                 $9.781671
 Contract liability                     $1,092,297                $607,498              $121,410,341
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               5,394                      --                   296,761
 Minimum unit fair value #*              $6.568778                      --                 $0.961575
 Maximum unit fair value #*              $6.568778                      --                 $1.101382
 Contract liability                        $35,432                      --                  $314,631

(4)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                                 HARTFORD                HARTFORD
                                              SMALL COMPANY          SMALLCAP GROWTH
                                                 HLS FUND                HLS FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  191,904                  59,900
                                               ============            ============
  Cost                                           $3,379,596              $1,442,203
                                               ============            ============
  Market value                                   $4,973,220              $1,951,845
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                       256                   4,380
 Other assets                                             2                      --
                                               ------------            ------------
 Total assets                                     4,973,478               1,956,225
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                 256                   4,380
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                       3
                                               ------------            ------------
 Total liabilities                                      256                   4,383
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $4,973,222              $1,951,842
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    1,138,072                 117,609
 Minimum unit fair value #*                       $1.996949               $2.454653
 Maximum unit fair value #*                      $24.135751              $30.265816
 Contract liability                              $4,950,251              $1,935,821
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        9,145                     792
 Minimum unit fair value #*                       $2.205493              $20.240254
 Maximum unit fair value #*                       $2.785493              $20.240254
 Contract liability                                 $22,971                 $16,021

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD
                                         HARTFORD       U.S. GOVERNMENT      HARTFORD        AMERICAN FUNDS
                                           STOCK          SECURITIES           VALUE        ASSET ALLOCATION
                                         HLS FUND          HLS FUND          HLS FUND           HLS FUND
                                        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          161,323           571,299           120,565          1,245,272
                                        ===========       ===========       ===========       ============
  Cost                                   $7,648,879        $6,038,165        $1,227,935        $11,672,904
                                        ===========       ===========       ===========       ============
  Market value                           $9,363,609        $5,890,731        $1,855,276        $15,727,783
 Due from Sponsor Company                    11,029                --                --                 --
 Receivable from fund shares sold                --               308               152                939
 Other assets                                    --                --                --                 --
                                        -----------       -----------       -----------       ------------
 Total assets                             9,374,638         5,891,039         1,855,428         15,728,722
                                        -----------       -----------       -----------       ------------
LIABILITIES:
 Due to Sponsor Company                          --               308               152                939
 Payable for fund shares purchased           11,029                --                --                 --
 Other liabilities                                2                 2                 3                 --
                                        -----------       -----------       -----------       ------------
 Total liabilities                           11,031               310               155                939
                                        -----------       -----------       -----------       ------------
NET ASSETS:
 For contract liabilities                $9,363,607        $5,890,729        $1,855,273        $15,727,783
                                        ===========       ===========       ===========       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #            5,789,009           754,440           177,415          1,112,009
 Minimum unit fair value #*               $1.184495         $1.121809         $1.809273         $12.730786
 Maximum unit fair value #*              $22.389298        $11.146482        $20.550139         $18.546471
 Contract liability                      $9,265,229        $5,890,729        $1,850,623        $15,727,783
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #               62,077                --               331                 --
 Minimum unit fair value #*               $1.301747                --        $14.060124                 --
 Maximum unit fair value #*               $1.599601                --        $14.060124                 --
 Contract liability                         $98,378                --            $4,650                 --

                                           AMERICAN FUNDS
                                              BLUE CHIP
                                             INCOME AND            AMERICAN FUNDS         AMERICAN FUNDS
                                               GROWTH                   BOND                GLOBAL BOND
                                              HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               545,911               3,152,318                332,437
                                             ===========            ============            ===========
  Cost                                        $4,623,133             $30,558,350             $3,322,756
                                             ===========            ============            ===========
  Market value                                $6,720,162             $30,735,102             $3,211,337
 Due from Sponsor Company                             --                      --                     --
 Receivable from fund shares sold                    298                   6,667                    245
 Other assets                                          2                      --                     --
                                             -----------            ------------            -----------
 Total assets                                  6,720,462              30,741,769              3,211,582
                                             -----------            ------------            -----------
LIABILITIES:
 Due to Sponsor Company                              298                   6,667                    245
 Payable for fund shares purchased                    --                      --                     --
 Other liabilities                                    --                      --                      3
                                             -----------            ------------            -----------
 Total liabilities                                   298                   6,667                    248
                                             -----------            ------------            -----------
NET ASSETS:
 For contract liabilities                     $6,720,164             $30,735,102             $3,211,334
                                             ===========            ============            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   501,309               2,870,335                289,193
 Minimum unit fair value #*                   $12.441385              $10.103042             $10.279288
 Maximum unit fair value #*                   $20.209963              $11.950439             $11.713399
 Contract liability                           $6,720,164             $30,703,041             $3,211,334
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                   3,033                     --
 Minimum unit fair value #*                           --              $10.571769                     --
 Maximum unit fair value #*                           --              $10.571769                     --
 Contract liability                                   --                 $32,061                     --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             AMERICAN FUNDS
                                              GLOBAL GROWTH         AMERICAN FUNDS
                                               AND INCOME            GLOBAL GROWTH
                                                HLS FUND               HLS FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               1,033,539                262,153
                                               ===========            ===========
  Cost                                          $7,964,300             $2,230,836
                                               ===========            ===========
  Market value                                 $11,616,983             $3,292,643
 Due from Sponsor Company                               --                     --
 Receivable from fund shares sold                      744                    200
 Other assets                                           --                      2
                                               -----------            -----------
 Total assets                                   11,617,727              3,292,845
                                               -----------            -----------
LIABILITIES:
 Due to Sponsor Company                                744                    200
 Payable for fund shares purchased                      --                     --
 Other liabilities                                       1                     --
                                               -----------            -----------
 Total liabilities                                     745                    200
                                               -----------            -----------
NET ASSETS:
 For contract liabilities                      $11,616,982             $3,292,645
                                               ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     962,885                241,238
 Minimum unit fair value #*                     $11.119086             $12.580461
 Maximum unit fair value #*                     $19.831396             $21.371420
 Contract liability                            $11,616,982             $3,264,616
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                  2,129
 Minimum unit fair value #*                             --             $13.164346
 Maximum unit fair value #*                             --             $13.164346
 Contract liability                                     --                $28,029

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL SMALL          AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                    CAPITALIZATION             GROWTH              GROWTH-INCOME          INTERNATIONAL
                                       HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,005,868              4,685,695              2,548,901              3,809,635
                                      ===========            ===========            ===========            ===========
  Cost                                 $7,661,522            $36,896,719            $21,050,318            $29,254,173
                                      ===========            ===========            ===========            ===========
  Market value                         $9,525,573            $61,335,748            $33,798,435            $39,124,953
 Due from Sponsor Company                      --                     --                     --                     --
 Receivable from fund shares
  sold                                        928                  5,611                  2,489                  1,875
 Other assets                                  --                     --                      1                     --
                                      -----------            -----------            -----------            -----------
 Total assets                           9,526,501             61,341,359             33,800,925             39,126,828
                                      -----------            -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                       928                  5,611                  2,489                  1,875
 Payable for fund shares
  purchased                                    --                     --                     --                     --
 Other liabilities                             --                      2                     --                      4
                                      -----------            -----------            -----------            -----------
 Total liabilities                            928                  5,613                  2,489                  1,879
                                      -----------            -----------            -----------            -----------
NET ASSETS:
 For contract liabilities              $9,525,573            $61,335,746            $33,798,436            $39,124,949
                                      ===========            ===========            ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            824,861              4,589,177              2,465,909              3,658,323
 Minimum unit fair value #*            $10.572619             $12.228300             $12.561760              $9.889717
 Maximum unit fair value #*            $22.514429             $22.977095             $20.333515             $18.634092
 Contract liability                    $9,495,284            $61,259,806            $33,768,498            $39,099,724
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              2,738                  5,918                  2,278                  2,437
 Minimum unit fair value #*            $11.063361             $12.832211             $13.144737             $10.348777
 Maximum unit fair value #*            $11.063361             $12.832211             $13.144737             $10.348777
 Contract liability                       $30,289                $75,940                $29,938                $25,225

                                                         HARTFORD
                                    AMERICAN FUNDS       PORTFOLIO       HUNTINGTON VA
                                       NEW WORLD        DIVERSIFIER         INCOME
                                       HLS FUND          HLS FUND         EQUITY FUND
                                      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        755,794         5,924,768           380,034
                                      ===========       ===========       ===========
  Cost                                 $6,250,664       $55,919,566        $3,739,432
                                      ===========       ===========       ===========
  Market value                         $6,930,635       $48,168,364        $4,336,196
 Due from Sponsor Company                      --                --                --
 Receivable from fund shares
  sold                                        434            13,496             5,854
 Other assets                                   1                --                --
                                      -----------       -----------       -----------
 Total assets                           6,931,070        48,181,860         4,342,050
                                      -----------       -----------       -----------
LIABILITIES:
 Due to Sponsor Company                       434            13,496             5,854
 Payable for fund shares
  purchased                                    --                --                --
 Other liabilities                             --                --                --
                                      -----------       -----------       -----------
 Total liabilities                            434            13,496             5,854
                                      -----------       -----------       -----------
NET ASSETS:
 For contract liabilities              $6,930,636       $48,168,364        $4,336,196
                                      ===========       ===========       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            605,470         5,995,433           804,893
 Minimum unit fair value #*            $10.249036         $7.717900         $1.542210
 Maximum unit fair value #*            $18.337820         $8.172104        $20.186791
 Contract liability                    $6,930,636       $48,168,364        $4,336,196
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                --                --
 Minimum unit fair value #*                    --                --                --
 Maximum unit fair value #*                    --                --                --
 Contract liability                            --                --                --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HUNTINGTON VA
                                                DIVIDEND           HUNTINGTON VA
                                              CAPTURE FUND          GROWTH FUND
                                            SUB-ACCOUNT (5)         SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                776,373               235,732
                                               ==========            ==========
  Cost                                         $9,260,341            $1,992,705
                                               ==========            ==========
  Market value                                 $9,743,487            $2,597,766
 Due from Sponsor Company                              --                    --
 Receivable from fund shares sold                   6,134                 1,375
 Other assets                                          --                    --
                                               ----------            ----------
 Total assets                                   9,749,621             2,599,141
                                               ----------            ----------
LIABILITIES:
 Due to Sponsor Company                             6,134                 1,375
 Payable for fund shares purchased                     --                    --
 Other liabilities                                      1                     1
                                               ----------            ----------
 Total liabilities                                  6,135                 1,376
                                               ----------            ----------
NET ASSETS:
 For contract liabilities                      $9,743,486            $2,597,765
                                               ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  2,068,011             1,055,610
 Minimum unit fair value #*                     $1.870963             $1.051338
 Maximum unit fair value #*                    $20.685359            $17.926584
 Contract liability                            $9,743,486            $2,597,765
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                    --
 Minimum unit fair value #*                            --                    --
 Maximum unit fair value #*                            --                    --
 Contract liability                                    --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(5) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                              MID CORP              ROTATING           INTERNATIONAL            MORTGAGE
                                            AMERICA FUND          MARKETS FUND          EQUITY FUND         SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              322,548               107,708               306,594               240,235
                                             ==========            ==========            ==========            ==========
  Cost                                       $5,774,098            $1,336,694            $4,426,575            $2,720,210
                                             ==========            ==========            ==========            ==========
  Market value                               $7,370,233            $1,498,225            $5,288,744            $2,750,700
 Due from Sponsor Company                            --                    --                    --                    --
 Receivable from fund shares sold                 1,617                    99                 3,338                   375
 Other assets                                        --                    --                    --                    --
                                             ----------            ----------            ----------            ----------
 Total assets                                 7,371,850             1,498,324             5,292,082             2,751,075
                                             ----------            ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                           1,617                    99                 3,338                   375
 Payable for fund shares purchased                   --                    --                    --                    --
 Other liabilities                                    1                    --                     1                     1
                                             ----------            ----------            ----------            ----------
 Total liabilities                                1,618                    99                 3,339                   376
                                             ----------            ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $7,370,232            $1,498,225            $5,288,743            $2,750,699
                                             ==========            ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                1,301,754               247,433               975,881               660,100
 Minimum unit fair value #*                   $2.366922             $1.736463             $1.581719             $1.114852
 Maximum unit fair value #*                  $24.901768            $20.111297            $17.352808            $11.950988
 Contract liability                          $7,370,232            $1,498,225            $5,288,743            $2,750,699
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --                    --                    --
 Minimum unit fair value #*                          --                    --                    --                    --
 Maximum unit fair value #*                          --                    --                    --                    --
 Contract liability                                  --                    --                    --                    --

                                                                           LORD ABBETT
                                                              LORD ABBETT  CALIBRATED
                                           HUNTINGTON VA      FUNDAMENTAL   DIVIDEND
                                             SITUS FUND       EQUITY FUND  GROWTH FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                              261,777           85,049      346,911
                                             ==========       ==========   ==========
  Cost                                       $3,735,589       $1,484,288   $5,090,265
                                             ==========       ==========   ==========
  Market value                               $6,269,557       $1,788,587   $5,644,241
 Due from Sponsor Company                            --               --           --
 Receivable from fund shares sold                   827              162          320
 Other assets                                        --               --           --
                                             ----------       ----------   ----------
 Total assets                                 6,270,384        1,788,749    5,644,561
                                             ----------       ----------   ----------
LIABILITIES:
 Due to Sponsor Company                             827              162          320
 Payable for fund shares purchased                   --               --           --
 Other liabilities                                    1                1           --
                                             ----------       ----------   ----------
 Total liabilities                                  828              163          320
                                             ----------       ----------   ----------
NET ASSETS:
 For contract liabilities                    $6,269,556       $1,788,586   $5,644,241
                                             ==========       ==========   ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                2,405,150          102,882      361,384
 Minimum unit fair value #*                   $1.989341       $14.962455   $14.091974
 Maximum unit fair value #*                  $26.384394       $18.193259   $18.855685
 Contract liability                          $6,269,556       $1,788,586   $5,644,241
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --               --           --
 Minimum unit fair value #*                          --               --           --
 Maximum unit fair value #*                          --               --           --
 Contract liability                                  --               --           --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                LORD ABBETT        LORD ABBETT
                                                   BOND             GROWTH AND
                                              DEBENTURE FUND       INCOME FUND
                                                SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 1,097,271            144,908
                                               =============       ============
  Cost                                           $12,061,290         $3,723,244
                                               =============       ============
  Market value                                   $13,507,409         $4,816,751
 Due from Sponsor Company                                 --                 --
 Receivable from fund shares sold                        929                345
 Other assets                                             --                  3
                                               -------------       ------------
 Total assets                                     13,508,338          4,817,099
                                               -------------       ------------
LIABILITIES:
 Due to Sponsor Company                                  929                345
 Payable for fund shares purchased                        --                 --
 Other liabilities                                         1                 --
                                               -------------       ------------
 Total liabilities                                       930                345
                                               -------------       ------------
NET ASSETS:
 For contract liabilities                        $13,507,408         $4,816,754
                                               =============       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       906,733            322,481
 Minimum unit fair value #*                       $14.012704         $12.100599
 Maximum unit fair value #*                       $17.949036         $18.320372
 Contract liability                              $13,487,283         $4,816,754
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         1,339                 --
 Minimum unit fair value #*                       $15.027954                 --
 Maximum unit fair value #*                       $15.027954                 --
 Contract liability                                  $20,125                 --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                           MFS(R) INVESTORS
                                  MFS(R) CORE        MFS(R) GROWTH       MFS(R) GLOBAL          GROWTH
                                 EQUITY SERIES          SERIES           EQUITY SERIES       STOCK SERIES
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    255,097              916,907            420,714             601,003
                                 ============        =============       ============        ============
  Cost                             $4,408,735          $25,923,506         $5,830,341          $6,546,283
                                 ============        =============       ============        ============
  Market value                     $6,010,093          $35,800,329         $8,069,295          $9,207,380
 Due from Sponsor Company                  --                   --                 --                  --
 Receivable from fund shares
  sold                                  4,719              474,186              4,850              12,123
 Other assets                              --                   --                 --                  --
                                 ------------        -------------       ------------        ------------
 Total assets                       6,014,812           36,274,515          8,074,145           9,219,503
                                 ------------        -------------       ------------        ------------
LIABILITIES:
 Due to Sponsor Company                 4,719              474,186              4,850              12,123
 Payable for fund shares
  purchased                                --                   --                 --                  --
 Other liabilities                         --                    1                  1                  --
                                 ------------        -------------       ------------        ------------
 Total liabilities                      4,719              474,187              4,851              12,123
                                 ------------        -------------       ------------        ------------
NET ASSETS:
 For contract liabilities          $6,010,093          $35,800,328         $8,069,294          $9,207,380
                                 ============        =============       ============        ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        489,222            2,866,096            382,652             814,822
 Minimum unit fair value #*         $9.236408            $8.763616         $18.124901           $9.005045
 Maximum unit fair value #*        $21.877410           $22.605372         $25.256535          $21.376433
 Contract liability                $5,897,185          $35,694,418         $8,033,420          $9,144,872
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #          8,556                7,901              1,776               5,028
 Minimum unit fair value #*        $10.207498            $9.604673         $20.044771           $9.810820
 Maximum unit fair value #*        $14.029681           $15.002929         $22.210093          $13.650461
 Contract liability                  $112,908             $105,910            $35,874             $62,508


                                    MFS(R) INVESTORS          MFS(R) MID CAP             MFS(R) NEW
                                      TRUST SERIES             GROWTH SERIES          DISCOVERY SERIES
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        2,817,758                2,387,578                2,807,526
                                      =============            =============            =============
  Cost                                  $52,817,695              $16,023,957              $42,446,457
                                      =============            =============            =============
  Market value                          $84,388,802              $21,488,200              $61,957,863
 Due from Sponsor Company                        --                       --                       --
 Receivable from fund shares
  sold                                      151,139                   23,614                   50,615
 Other assets                                     2                        1                       --
                                      -------------            -------------            -------------
 Total assets                            84,539,943               21,511,815               62,008,478
                                      -------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                     151,139                   23,614                   50,615
 Payable for fund shares
  purchased                                      --                       --                       --
 Other liabilities                               --                       --                        2
                                      -------------            -------------            -------------
 Total liabilities                          151,139                   23,614                   50,617
                                      -------------            -------------            -------------
NET ASSETS:
 For contract liabilities               $84,388,804              $21,488,201              $61,957,861
                                      =============            =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            6,048,218                2,692,434                2,864,420
 Minimum unit fair value #*              $12.522769                $7.232828               $14.794347
 Maximum unit fair value #*              $19.427277               $24.816504               $33.096611
 Contract liability                     $84,302,893              $21,450,145              $61,776,911
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                5,987                    4,578                    7,418
 Minimum unit fair value #*              $13.643186                $8.148420               $17.235764
 Maximum unit fair value #*              $16.219404                $8.465552               $29.523945
 Contract liability                         $85,911                  $38,056                 $180,950

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           MFS(R) TOTAL     MFS(R) VALUE
                                           RETURN SERIES       SERIES
                                            SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             11,484,900       5,010,764
                                          ===============  ==============
  Cost                                       $227,641,314     $66,897,380
                                          ===============  ==============
  Market value                               $268,989,740     $96,244,649
 Due from Sponsor Company                              --           5,471
 Receivable from fund shares sold                 149,761              --
 Other assets                                          --              --
                                          ---------------  --------------
 Total assets                                 269,139,501      96,250,120
                                          ---------------  --------------
LIABILITIES:
 Due to Sponsor Company                           149,761              --
 Payable for fund shares purchased                     --           5,471
 Other liabilities                                      3               5
                                          ---------------  --------------
 Total liabilities                                149,764           5,476
                                          ---------------  --------------
NET ASSETS:
 For contract liabilities                    $268,989,737     $96,244,644
                                          ===============  ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 15,597,192       4,737,223
 Minimum unit fair value #*                    $12.162597      $13.576693
 Maximum unit fair value #*                    $21.124475      $26.028066
 Contract liability                          $268,644,434     $96,243,253
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     18,001              58
 Minimum unit fair value #*                    $16.920473      $23.990022
 Maximum unit fair value #*                    $20.044188      $23.990022
 Contract liability                              $345,303          $1,391

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                                  MFS(R) HIGH
                                     MFS(R) RESEARCH           MFS(R) RESEARCH         MFS(R) RESEARCH               YIELD
                                       BOND SERIES          INTERNATIONAL SERIES            SERIES                 PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (6)(7)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         9,437,061                1,226,201                 192,856                8,651,488
                                      ==============            =============            ============            =============
  Cost                                  $119,210,217              $17,139,227              $3,991,800              $53,494,176
                                      ==============            =============            ============            =============
  Market value                          $123,654,530              $17,694,078              $5,542,672              $54,331,346
 Due from Sponsor Company                         --                       --                      --                       --
 Receivable from fund shares
  sold                                       879,117                    1,852                     274                  155,426
 Other assets                                      3                       --                      --                        2
                                      --------------            -------------            ------------            -------------
 Total assets                            124,533,650               17,695,930               5,542,946               54,486,774
                                      --------------            -------------            ------------            -------------
LIABILITIES:
 Due to Sponsor Company                      879,117                    1,852                     274                  155,426
 Payable for fund shares
  purchased                                       --                       --                      --                       --
 Other liabilities                                --                       --                       4                       --
                                      --------------            -------------            ------------            -------------
 Total liabilities                           879,117                    1,852                     278                  155,426
                                      --------------            -------------            ------------            -------------
NET ASSETS:
 For contract liabilities               $123,654,533              $17,694,078              $5,542,668              $54,331,348
                                      ==============            =============            ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             9,443,722                1,158,255                 324,638                5,179,074
 Minimum unit fair value #*               $10.640500               $14.253514              $16.078705               $10.422041
 Maximum unit fair value #*               $14.115109               $16.886430              $18.603416               $10.526650
 Contract liability                     $123,634,805              $17,686,495              $5,542,668              $54,255,287
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 1,494                      496                      --                    7,253
 Minimum unit fair value #*               $13.096496               $15.277958                      --               $10.480927
 Maximum unit fair value #*               $13.506726               $15.277958                      --               $10.499724
 Contract liability                          $19,728                   $7,583                      --                  $76,061

                                       BLACKROCK                 BLACKROCK                 BLACKROCK
                                         GLOBAL                    GLOBAL                  LARGE CAP
                                  ALLOCATION V.I. FUND    OPPORTUNITIES V.I. FUND       GROWTH V.I. FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          14,591                     1,892                    30,883
                                      ============              ============              ============
  Cost                                    $216,018                   $26,265                  $313,571
                                      ============              ============              ============
  Market value                            $227,327                   $34,025                  $439,153
 Due from Sponsor Company                       --                        --                        --
 Receivable from fund shares
  sold                                           4                         2                        25
 Other assets                                   --                        --                        --
                                      ------------              ------------              ------------
 Total assets                              227,331                    34,027                   439,178
                                      ------------              ------------              ------------
LIABILITIES:
 Due to Sponsor Company                          4                         2                        25
 Payable for fund shares
  purchased                                     --                        --                        --
 Other liabilities                              --                        --                        --
                                      ------------              ------------              ------------
 Total liabilities                               4                         2                        25
                                      ------------              ------------              ------------
NET ASSETS:
 For contract liabilities                 $227,327                   $34,025                  $439,153
                                      ============              ============              ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              19,169                     1,865                    28,927
 Minimum unit fair value #*             $11.790572                $18.181762                $12.903287
 Maximum unit fair value #*             $11.910946                $18.260509                $15.458910
 Contract liability                       $227,327                   $34,025                  $439,153
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                        --                        --
 Minimum unit fair value #*                     --                        --                        --
 Maximum unit fair value #*                     --                        --                        --
 Contract liability                             --                        --                        --

(6)  Funded as of August 15, 2013.

(7) Effective August 16, 2013 MFS(R) High Income Series merged with MFS(R) High Yield Portfolio.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                BLACKROCK             UIF CORE PLUS
                                                  EQUITY               FIXED INCOME
                                            DIVIDEND V.I. FUND          PORTFOLIO
                                               SUB-ACCOUNT          SUB-ACCOUNT (8)(9)
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   93,387                   3,043
                                               ============            ============
  Cost                                             $837,637                 $30,222
                                               ============            ============
  Market value                                   $1,005,775                 $31,013
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                        20                       1
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                     1,005,795                  31,014
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  20                       1
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        1                      --
                                               ------------            ------------
 Total liabilities                                       21                       1
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $1,005,774                 $31,013
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       71,399                   3,079
 Minimum unit fair value #*                      $13.788918              $10.073973
 Maximum unit fair value #*                      $14.288041              $10.073973
 Contract liability                              $1,005,774                 $31,013
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(8)  Funded as of September 6, 2013.

(9) Effective September 6, 2013 Morgan Stanley -- Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                            MORGAN STANLEY --
                                                                    UIF MID CAP        INVESCO V.I.              MID CAP
                                                UIF GROWTH             GROWTH            AMERICAN                 GROWTH
                                                PORTFOLIO            PORTFOLIO          VALUE FUND              PORTFOLIO
                                         SUB-ACCOUNT (8)(10)(11)    SUB-ACCOUNT      SUB-ACCOUNT (12)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                    9,057              162,900             54,087                   6,448
                                               ============         ============       ============            ============
  Cost                                             $234,586           $1,518,938           $669,237                $239,012
                                               ============         ============       ============            ============
  Market value                                     $275,252           $2,321,327         $1,067,146                $283,325
 Due from Sponsor Company                                --                   --             11,702                      --
 Receivable from fund shares sold                        66                3,940                 --                      13
 Other assets                                            --                    1                 --                      --
                                               ------------         ------------       ------------            ------------
 Total assets                                       275,318            2,325,268          1,078,848                 283,338
                                               ------------         ------------       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  66                3,940                 --                      13
 Payable for fund shares purchased                       --                   --             11,702                      --
 Other liabilities                                       --                   --                 --                      --
                                               ------------         ------------       ------------            ------------
 Total liabilities                                       66                3,940             11,702                      13
                                               ------------         ------------       ------------            ------------
NET ASSETS:
 For contract liabilities                          $275,252           $2,321,328         $1,067,146                $283,325
                                               ============         ============       ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       21,059              146,607             66,877                  18,343
 Minimum unit fair value #*                      $13.016247           $14.764432         $14.878459              $14.607207
 Maximum unit fair value #*                      $13.109696           $26.957468         $25.302675              $16.020231
 Contract liability                                $275,252           $2,299,092         $1,067,146                $283,325
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                1,437                 --                      --
 Minimum unit fair value #*                              --           $15.468998                 --                      --
 Maximum unit fair value #*                              --           $15.468998                 --                      --
 Contract liability                                      --              $22,236                 --                      --

                                                                     COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                               BLACKROCK                PORTFOLIO --             PORTFOLIO --
                                                CAPITAL            MARSICO INTERNATIONAL       MARSICO FOCUSED
                                         APPRECIATION V.I. FUND      OPPORTUNITIES FUND         EQUITIES FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  94,237                   480,952                  448,754
                                              ============              ============             ============
  Cost                                            $820,923                $6,043,098               $6,655,425
                                              ============              ============             ============
  Market value                                    $919,749                $8,926,474               $8,678,905
 Due from Sponsor Company                               --                       735                       --
 Receivable from fund shares sold                       19                        --                    2,494
 Other assets                                           --                         1                        1
                                              ------------              ------------             ------------
 Total assets                                      919,768                 8,927,210                8,681,400
                                              ------------              ------------             ------------
LIABILITIES:
 Due to Sponsor Company                                 19                        --                    2,494
 Payable for fund shares purchased                      --                       735                       --
 Other liabilities                                      --                        --                       --
                                              ------------              ------------             ------------
 Total liabilities                                      19                       735                    2,494
                                              ------------              ------------             ------------
NET ASSETS:
 For contract liabilities                         $919,749                $8,926,475               $8,678,906
                                              ============              ============             ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      68,704                 4,248,028                4,392,956
 Minimum unit fair value #*                     $13.052518                 $1.667501                $1.546988
 Maximum unit fair value #*                     $14.662169                $17.967850               $20.763344
 Contract liability                               $919,749                $8,907,192               $8,669,965
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                    10,524                    5,233
 Minimum unit fair value #*                             --                 $1.832327                $1.708462
 Maximum unit fair value #*                             --                 $1.832327                $1.708462
 Contract liability                                     --                   $19,283                   $8,941

(8)  Funded as of September 6, 2013.

(10) Effective September 6, 2013 Morgan Stanley -- Focus Growth Portfolio merged with UIF Growth Portfolio.

(11) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

(12) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           COLUMBIA VARIABLE     COLUMBIA VARIABLE
                                              PORTFOLIO --          PORTFOLIO --
                                            ASSET ALLOCATION          MARSICO
                                                  FUND              GROWTH FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                246,759               235,923
                                               ==========            ==========
  Cost                                         $3,733,216            $3,558,048
                                               ==========            ==========
  Market value                                 $3,713,728            $7,084,759
 Due from Sponsor Company                              --                    --
 Receivable from fund shares sold                     202                 1,631
 Other assets                                          --                     1
                                               ----------            ----------
 Total assets                                   3,713,930             7,086,391
                                               ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               202                 1,630
 Payable for fund shares purchased                     --                    --
 Other liabilities                                     --                    --
                                               ----------            ----------
 Total liabilities                                    202                 1,630
                                               ----------            ----------
NET ASSETS:
 For contract liabilities                      $3,713,728            $7,084,761
                                               ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  2,513,300             3,743,809
 Minimum unit fair value #*                     $1.295289             $1.518193
 Maximum unit fair value #*                    $17.007033            $20.432874
 Contract liability                            $3,698,660            $7,041,409
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     10,586                25,985
 Minimum unit fair value #*                     $1.423392             $1.668349
 Maximum unit fair value #*                     $1.423392             $1.668349
 Contract liability                               $15,068               $43,352

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  COLUMBIA VARIABLE      COLUMBIA VARIABLE      COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                     PORTFOLIO --          PORTFOLIO --            PORTFOLIO --            PORTFOLIO --
                                     MARSICO 21ST            DIVIDEND                 INCOME              MID CAP GROWTH
                                     CENTURY FUND        OPPORTUNITY FUND       OPPORTUNITIES FUND       OPPORTUNITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (13)(14)    SUB-ACCOUNT (13)(15)
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       132,161                554,473              1,043,384                 551,566
                                      ==========            ===========             ==========              ==========
  Cost                                $1,150,205             $8,037,370             $9,820,881              $8,265,336
                                      ==========            ===========             ==========              ==========
  Market value                        $2,218,993            $10,069,241             $9,087,875              $9,966,804
 Due from Sponsor Company                     --                     --                     --                      --
 Receivable from fund shares
  sold                                       133                    887                    122                   1,217
 Other assets                                  3                      1                      1                       1
                                      ----------            -----------             ----------              ----------
 Total assets                          2,219,129             10,070,129              9,087,998               9,968,022
                                      ----------            -----------             ----------              ----------
LIABILITIES:
 Due to Sponsor Company                      133                    887                    122                   1,217
 Payable for fund shares
  purchased                                   --                     --                     --                      --
 Other liabilities                            --                     --                     --                      --
                                      ----------            -----------             ----------              ----------
 Total liabilities                           133                    887                    122                   1,217
                                      ----------            -----------             ----------              ----------
NET ASSETS:
 For contract liabilities             $2,218,996            $10,069,242             $9,087,876              $9,966,805
                                      ==========            ===========             ==========              ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           937,060                843,273                894,896                 828,481
 Minimum unit fair value #*            $1.964921             $11.711566             $10.093976              $11.966406
 Maximum unit fair value #*           $19.108795             $12.060362             $10.177068              $12.064865
 Contract liability                   $2,215,552            $10,054,586             $9,081,271              $9,961,381
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             1,595                  1,215                    649                     450
 Minimum unit fair value #*            $2.159184             $12.060362             $10.177068              $12.064865
 Maximum unit fair value #*            $2.159184             $12.060362             $10.177068              $12.064865
 Contract liability                       $3,444                $14,656                 $6,605                  $5,424

                                     OPPENHEIMER
                                       CAPITAL            OPPENHEIMER           OPPENHEIMER
                                    APPRECIATION             GLOBAL             MAIN STREET
                                       FUND/VA              FUND/VA              FUND(R)/VA
                                     SUB-ACCOUNT        SUB-ACCOUNT (16)        SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       12,164               181,508                41,183
                                      =========            ==========            ==========
  Cost                                 $456,092            $4,486,395              $742,465
                                      =========            ==========            ==========
  Market value                         $697,835            $7,345,652            $1,276,257
 Due from Sponsor Company                    --                    --                    --
 Receivable from fund shares
  sold                                       27                   367                   409
 Other assets                                --                    --                    --
                                      ---------            ----------            ----------
 Total assets                           697,862             7,346,019             1,276,666
                                      ---------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      27                   367                   409
 Payable for fund shares
  purchased                                  --                    --                    --
 Other liabilities                            1                     1                     1
                                      ---------            ----------            ----------
 Total liabilities                           28                   368                   410
                                      ---------            ----------            ----------
NET ASSETS:
 For contract liabilities              $697,834            $7,345,651            $1,276,256
                                      =========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           54,304               530,619                89,501
 Minimum unit fair value #*           $12.104780           $12.989788            $13.640204
 Maximum unit fair value #*           $20.809160           $21.504449            $20.901096
 Contract liability                    $697,834            $7,345,651            $1,276,256
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                    --                    --
 Minimum unit fair value #*                  --                    --                    --
 Maximum unit fair value #*                  --                    --                    --
 Contract liability                          --                    --                    --

(13) Funded as of April 26, 2013.

(14) Effective April 26, 2013 Columbia Variable Portfolio -- High Income Fund merged with Columbia Variable Portfolio -- Income Opportunities Fund.

(15) Effective April 26, 2013 Columbia Variable Portfolio -- Mid Cap Growth Fund merged with Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund.

(16) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              OPPENHEIMER
                                              MAIN STREET           OPPENHEIMER
                                               SMALL CAP               EQUITY
                                                FUND/VA            INCOME FUND/VA
                                            SUB-ACCOUNT (17)      SUB-ACCOUNT (18)
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                237,074                18,245
                                               ==========            ==========
  Cost                                         $3,301,496              $174,009
                                               ==========            ==========
  Market value                                 $6,526,666              $251,412
 Due from Sponsor Company                              --                    --
 Receivable from fund shares sold                     340                    10
 Other assets                                           1                     1
                                               ----------            ----------
 Total assets                                   6,527,007               251,423
                                               ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               340                    10
 Payable for fund shares purchased                     --                    --
 Other liabilities                                     --                    --
                                               ----------            ----------
 Total liabilities                                    340                    10
                                               ----------            ----------
NET ASSETS:
 For contract liabilities                      $6,526,667              $251,413
                                               ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    380,278                19,970
 Minimum unit fair value #*                    $16.126627            $11.882762
 Maximum unit fair value #*                    $26.191068            $12.743814
 Contract liability                            $6,526,667              $251,413
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                    --
 Minimum unit fair value #*                            --                    --
 Maximum unit fair value #*                            --                    --
 Contract liability                                    --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(17) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

(18) Formerly Oppenheimer Value Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         PUTNAM VT        PUTNAM VT          PUTNAM VT      PUTNAM VT
                                        DIVERSIFIED      GLOBAL ASSET      INTERNATIONAL  INTERNATIONAL
                                        INCOME FUND    ALLOCATION FUND      VALUE FUND     EQUITY FUND
                                        SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        2,652,153           52,768            22,084         40,344
                                        ===========       ==========        ==========     ==========
  Cost                                  $18,137,281         $747,798          $205,000       $431,187
                                        ===========       ==========        ==========     ==========
  Market value                          $20,076,797         $996,264          $244,253       $576,510
 Due from Sponsor Company                        --               --                --             --
 Receivable from fund shares sold             1,267               57                11             30
 Other assets                                    --                1                --             --
                                        -----------       ----------        ----------     ----------
 Total assets                            20,078,064          996,322           244,264        576,540
                                        -----------       ----------        ----------     ----------
LIABILITIES:
 Due to Sponsor Company                       1,267               57                11             30
 Payable for fund shares purchased               --               --                --             --
 Other liabilities                               --               --                --             --
                                        -----------       ----------        ----------     ----------
 Total liabilities                            1,267               57                11             30
                                        -----------       ----------        ----------     ----------
NET ASSETS:
 For contract liabilities               $20,076,797         $996,265          $244,253       $576,510
                                        ===========       ==========        ==========     ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #            1,465,125           62,065            25,866         53,270
 Minimum unit fair value #*              $12.703467       $13.015637         $9.205093      $9.446836
 Maximum unit fair value #*              $18.961548       $19.623949        $16.603933     $16.856709
 Contract liability                     $20,076,797         $996,265          $244,253       $576,510
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                   --               --                --             --
 Minimum unit fair value #*                      --               --                --             --
 Maximum unit fair value #*                      --               --                --             --
 Contract liability                              --               --                --             --

                                                                                          JPMORGAN
                                             PUTNAM VT                                 INSURANCE TRUST
                                             SMALL CAP             PUTNAM VT              CORE BOND
                                             VALUE FUND           VOYAGER FUND         PORTFOLIO -- 1
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              117,111                47,935              5,876,513
                                             ==========            ==========            ===========
  Cost                                       $1,709,911            $1,732,940            $64,807,651
                                             ==========            ==========            ===========
  Market value                               $2,440,595            $2,471,027            $65,170,524
 Due from Sponsor Company                            --                    --                     --
 Receivable from fund shares sold                   143                    47                169,838
 Other assets                                        --                     2                     --
                                             ----------            ----------            -----------
 Total assets                                 2,440,738             2,471,076             65,340,362
                                             ----------            ----------            -----------
LIABILITIES:
 Due to Sponsor Company                             143                    47                169,838
 Payable for fund shares purchased                   --                    --                     --
 Other liabilities                                   --                    --                     --
                                             ----------            ----------            -----------
 Total liabilities                                  143                    47                169,838
                                             ----------            ----------            -----------
NET ASSETS:
 For contract liabilities                    $2,440,595            $2,471,029            $65,170,524
                                             ==========            ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  115,178               128,572              4,840,343
 Minimum unit fair value #*                  $14.966864            $14.359054             $11.660685
 Maximum unit fair value #*                  $24.711748            $20.464635             $20.183284
 Contract liability                          $2,440,595            $2,471,029            $65,170,524
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --                     --
 Minimum unit fair value #*                          --                    --                     --
 Maximum unit fair value #*                          --                    --                     --
 Contract liability                                  --                    --                     --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 JPMORGAN                JPMORGAN
                                             INSURANCE TRUST         INSURANCE TRUST
                                               U.S. EQUITY           INTREPID MID CAP
                                              PORTFOLIO -- 1          PORTFOLIO -- 1
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  302,627                 381,911
                                               ============            ============
  Cost                                           $4,717,659              $7,011,804
                                               ============            ============
  Market value                                   $7,175,293              $9,333,904
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                    20,673                  20,722
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                     7,195,966               9,354,626
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                              20,673                  20,722
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                      --
                                               ------------            ------------
 Total liabilities                                   20,673                  20,722
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $7,175,293              $9,333,904
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      369,037                 430,868
 Minimum unit fair value #*                      $17.799309              $15.728103
 Maximum unit fair value #*                      $29.925198              $47.449959
 Contract liability                              $7,175,293              $9,333,904
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        JPMORGAN                 JPMORGAN                JPMORGAN                JPMORGAN
                                     INSURANCE TRUST         INSURANCE TRUST         INSURANCE TRUST         INSURANCE TRUST
                                      EQUITY INDEX           INTREPID GROWTH          MID CAP GROWTH          MID CAP VALUE
                                     PORTFOLIO -- 1           PORTFOLIO -- 1          PORTFOLIO -- 1          PORTFOLIO -- 1
                                       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        1,853,660                 157,718                 351,815                 569,027
                                      =============            ============            ============            ============
  Cost                                  $20,865,607              $2,466,634              $6,506,291              $6,918,746
                                      =============            ============            ============            ============
  Market value                          $28,564,902              $3,692,190              $8,612,428              $6,014,614
 Due from Sponsor Company                        --                      --                      --                      --
 Receivable from fund shares
  sold                                       82,980                      14                   2,440                     276
 Other assets                                    --                       1                       1                       2
                                      -------------            ------------            ------------            ------------
 Total assets                            28,647,882               3,692,205               8,614,869               6,014,892
                                      -------------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      82,980                      14                   2,440                     276
 Payable for fund shares
  purchased                                      --                      --                      --                      --
 Other liabilities                               --                      --                      --                      --
                                      -------------            ------------            ------------            ------------
 Total liabilities                           82,980                      14                   2,440                     276
                                      -------------            ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $28,564,902              $3,692,191              $8,612,429              $6,014,616
                                      =============            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,703,138                 208,638                 407,202                 284,535
 Minimum unit fair value #*              $13.992382              $15.499919              $16.194328              $16.705994
 Maximum unit fair value #*              $20.555918              $25.351410              $26.162753              $33.247856
 Contract liability                     $28,564,902              $3,692,191              $8,612,429              $6,014,616
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                      --                      --                      --
 Minimum unit fair value #*                      --                      --                      --                      --
 Maximum unit fair value #*                      --                      --                      --                      --
 Contract liability                              --                      --                      --                      --


                                  PUTNAM VT       PIMCO              PIMCO
                                    EQUITY      ALL ASSET        EQS PATHFINDER
                                 INCOME FUND    PORTFOLIO          PORTFOLIO
                                 SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  --------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      3,094        15,179             64,101
                                 ============  ============       ============
  Cost                                $48,546      $167,137           $682,320
                                 ============  ============       ============
  Market value                        $63,116      $166,669           $799,978
 Due from Sponsor Company                  --            --                 --
 Receivable from fund shares
  sold                                      1             3                 16
 Other assets                               1             1                 --
                                 ------------  ------------       ------------
 Total assets                          63,118       166,673            799,994
                                 ------------  ------------       ------------
LIABILITIES:
 Due to Sponsor Company                     1             3                 16
 Payable for fund shares
  purchased                                --            --                 --
 Other liabilities                         --            --                  1
                                 ------------  ------------       ------------
 Total liabilities                          1             3                 17
                                 ------------  ------------       ------------
NET ASSETS:
 For contract liabilities             $63,117      $166,670           $799,977
                                 ============  ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          3,045        14,599             65,531
 Minimum unit fair value #*        $16.413133    $11.169440         $11.939466
 Maximum unit fair value #*        $21.237933    $11.482988         $12.579985
 Contract liability                   $63,117      $166,670           $799,977
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --            --                 --
 Minimum unit fair value #*                --            --                 --
 Maximum unit fair value #*                --            --                 --
 Contract liability                        --            --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                  PIMCO
                                                 GLOBAL              JENNISON 20/20
                                               MULTI-ASSET               FOCUS
                                                PORTFOLIO              PORTFOLIO
                                               SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   1,066                   7,151
                                               ===========            ============
  Cost                                             $13,377                 $85,159
                                               ===========            ============
  Market value                                     $12,126                $144,028
 Due from Sponsor Company                               --                      --
 Receivable from fund shares sold                       --                       6
 Other assets                                           --                      --
                                               -----------            ------------
 Total assets                                       12,126                 144,034
                                               -----------            ------------
LIABILITIES:
 Due to Sponsor Company                                 --                       6
 Payable for fund shares purchased                      --                      --
 Other liabilities                                      --                      --
                                               -----------            ------------
 Total liabilities                                      --                       6
                                               -----------            ------------
NET ASSETS:
 For contract liabilities                          $12,126                $144,028
                                               ===========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       1,287                  38,613
 Minimum unit fair value #*                      $9.422341               $1.864812
 Maximum unit fair value #*                      $9.422341              $19.717593
 Contract liability                                $12,126                $144,028
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                      --
 Minimum unit fair value #*                             --                      --
 Maximum unit fair value #*                             --                      --
 Contract liability                                     --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  PRUDENTIAL
                                                                                    SERIES
                                                           PRUDENTIAL            INTERNATIONAL
                                          JENNISON            VALUE                 GROWTH
                                         PORTFOLIO          PORTFOLIO              PORTFOLIO
                                        SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             4,720             3,030                  2,448
                                        ============       ===========            ===========
  Cost                                      $118,942           $56,045                $14,902
                                        ============       ===========            ===========
  Market value                              $171,441           $73,098                $15,201
 Due from Sponsor Company                         --                --                     --
 Receivable from fund shares sold                 16               156                      1
 Other assets                                     --                --                     --
                                        ------------       -----------            -----------
 Total assets                                171,457            73,254                 15,202
                                        ------------       -----------            -----------
LIABILITIES:
 Due to Sponsor Company                           16               156                      1
 Payable for fund shares purchased                --                --                     --
 Other liabilities                                 1                 2                     --
                                        ------------       -----------            -----------
 Total liabilities                                17               158                      1
                                        ------------       -----------            -----------
NET ASSETS:
 For contract liabilities                   $171,440           $73,096                $15,201
                                        ============       ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                66,790            35,658                 12,758
 Minimum unit fair value #*                $1.333306         $1.571987              $1.142761
 Maximum unit fair value #*               $10.495963         $1.710270              $1.217463
 Contract liability                         $131,029           $59,224                $15,201
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                 3,850             8,372                     --
 Minimum unit fair value #*               $10.495963         $1.656982                     --
 Maximum unit fair value #*               $10.495963         $1.656982                     --
 Contract liability                          $40,411           $13,872                     --


                                                                                            WESTERN ASSET
                                         CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE      VARIABLE GLOBAL
                                            EQUITY INCOME           ALL CAP VALUE          HIGH YIELD BOND
                                              PORTFOLIO               PORTFOLIO               PORTFOLIO
                                           SUB-ACCOUNT (19)        SUB-ACCOUNT (20)          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  3,046                  26,399                  7,327
                                             ============            ============            ===========
  Cost                                            $43,354                $630,967                $63,248
                                             ============            ============            ===========
  Market value                                    $43,742                $658,654                $59,494
 Due from Sponsor Company                               4                      --                     --
 Receivable from fund shares sold                      --                      22                      2
 Other assets                                          --                      --                     --
                                             ------------            ------------            -----------
 Total assets                                      43,746                 658,676                 59,496
                                             ------------            ------------            -----------
LIABILITIES:
 Due to Sponsor Company                                --                      22                      2
 Payable for fund shares purchased                      4                      --                     --
 Other liabilities                                     --                      --                     --
                                             ------------            ------------            -----------
 Total liabilities                                      4                      22                      2
                                             ------------            ------------            -----------
NET ASSETS:
 For contract liabilities                         $43,742                $658,654                $59,494
                                             ============            ============            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      3,413                  49,584                 25,701
 Minimum unit fair value #*                    $12.817744              $12.205160              $2.228463
 Maximum unit fair value #*                    $12.817744              $12.370825              $2.335447
 Contract liability                               $43,742                $612,948                $59,494
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                   3,695                     --
 Minimum unit fair value #*                            --              $12.370825                     --
 Maximum unit fair value #*                            --              $12.370825                     --
 Contract liability                                    --                 $45,706                     --

(19) Formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio. Change effective April 29, 2013.

(20) Formerly Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           CLEARBRIDGE VARIABLE        INVESCO V.I.
                                             LARGE CAP VALUE            GROWTH AND
                                                PORTFOLIO              INCOME FUND
                                             SUB-ACCOUNT (21)        SUB-ACCOUNT (22)
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   12,571                  68,895
                                               ============            ============
  Cost                                             $167,379              $1,161,530
                                               ============            ============
  Market value                                     $240,741              $1,807,129
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                        12                     226
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                       240,753               1,807,355
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  12                     226
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        1                      --
                                               ------------            ------------
 Total liabilities                                       13                     226
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                          $240,740              $1,807,129
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      124,316                 119,603
 Minimum unit fair value #*                       $1.898638              $13.307820
 Maximum unit fair value #*                       $1.939051              $22.422445
 Contract liability                                $240,740              $1,807,129
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(21) Formerly Legg Mason ClearBridge Variable Large Cap Value Portfolio. Change effective April 29, 2013.

(22) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       INVESCO V.I.             INVESCO V.I.
                                              INVESCO V.I.          AMERICAN FRANCHISE             MID CAP
                                             COMSTOCK FUND                 FUND                  GROWTH FUND
                                            SUB-ACCOUNT (23)         SUB-ACCOUNT (24)         SUB-ACCOUNT (25)
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   26,131                  467,959                  749,372
                                             ==============            =============            =============
  Cost                                             $373,238              $17,661,238               $3,198,911
                                             ==============            =============            =============
  Market value                                     $461,998              $23,661,515               $4,006,421
 Due from Sponsor Company                                --                       --                       --
 Receivable from fund shares sold                        25                   17,866                      192
 Other assets                                             1                       --                        1
                                             --------------            -------------            -------------
 Total assets                                       462,024               23,679,381                4,006,614
                                             --------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                                  25                   17,866                      192
 Payable for fund shares purchased                       --                       --                       --
 Other liabilities                                       --                       --                       --
                                             --------------            -------------            -------------
 Total liabilities                                       25                   17,866                      192
                                             --------------            -------------            -------------
NET ASSETS:
 For contract liabilities                          $461,999              $23,661,515               $4,006,422
                                             ==============            =============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       21,306                1,671,898                  302,812
 Minimum unit fair value #*                      $20.403590               $13.321205               $13.020689
 Maximum unit fair value #*                      $22.731362               $14.509057               $13.482480
 Contract liability                                $461,999              $23,485,837               $4,006,422
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                   12,312                       --
 Minimum unit fair value #*                              --               $14.169046                       --
 Maximum unit fair value #*                              --               $14.308082                       --
 Contract liability                                      --                 $175,678                       --

                                             WELLS FARGO             WELLS FARGO
                                             ADVANTAGE VT            ADVANTAGE VT
                                             INDEX ASSET             TOTAL RETURN
                                           ALLOCATION FUND            BOND FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  1,441                   1,684
                                             ============            ============
  Cost                                            $19,134                 $17,271
                                             ============            ============
  Market value                                    $22,832                 $16,990
 Due from Sponsor Company                              --                      --
 Receivable from fund shares sold                       1                       1
 Other assets                                          --                      --
                                             ------------            ------------
 Total assets                                      22,833                  16,991
                                             ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                 1                       1
 Payable for fund shares purchased                     --                      --
 Other liabilities                                     --                      --
                                             ------------            ------------
 Total liabilities                                      1                       1
                                             ------------            ------------
NET ASSETS:
 For contract liabilities                         $22,832                 $16,990
                                             ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      5,164                  10,766
 Minimum unit fair value #*                     $1.725118               $1.578072
 Maximum unit fair value #*                    $17.684334               $1.578072
 Contract liability                               $22,832                 $16,990
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --
 Minimum unit fair value #*                            --                      --
 Maximum unit fair value #*                            --                      --
 Contract liability                                    --                      --

(23) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(24) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

(25) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              WELLS FARGO           WELLS FARGO
                                              ADVANTAGE VT          ADVANTAGE VT
                                               INTRINSIC           INTERNATIONAL
                                               VALUE FUND           EQUITY FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  1,938               279,912
                                               ==========            ==========
  Cost                                            $27,048            $1,402,154
                                               ==========            ==========
  Market value                                    $36,566            $1,533,962
 Due from Sponsor Company                              --                    --
 Receivable from fund shares sold                       2                    72
 Other assets                                          --                    --
                                               ----------            ----------
 Total assets                                      36,568             1,534,034
                                               ----------            ----------
LIABILITIES:
 Due to Sponsor Company                                 2                    72
 Payable for fund shares purchased                     --                    --
 Other liabilities                                     --                     1
                                               ----------            ----------
 Total liabilities                                      2                    73
                                               ----------            ----------
NET ASSETS:
 For contract liabilities                         $36,566            $1,533,961
                                               ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     22,335             1,080,926
 Minimum unit fair value #*                     $1.594447             $1.074273
 Maximum unit fair value #*                     $1.691084            $15.639941
 Contract liability                               $36,566            $1,533,961
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                    --
 Minimum unit fair value #*                            --                    --
 Maximum unit fair value #*                            --                    --
 Contract liability                                    --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            WELLS FARGO                                   WELLS FARGO
                                           ADVANTAGE VT            WELLS FARGO           ADVANTAGE VT            WELLS FARGO
                                             SMALL CAP            ADVANTAGE VT             SMALL CAP            ADVANTAGE VT
                                            GROWTH FUND          DISCOVERY FUND           VALUE FUND          OPPORTUNITY FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              158,225                    208              1,059,859                384,014
                                            ===========            ===========            ===========            ===========
  Cost                                       $1,130,404                 $3,994             $8,112,482             $6,509,987
                                            ===========            ===========            ===========            ===========
  Market value                               $1,790,728                 $7,312            $11,361,676            $10,026,795
 Due from Sponsor Company                            --                     --                     --                     --
 Receivable from fund shares sold                 5,352                     --                  5,270                  1,019
 Other assets                                        --                      1                     --                     --
                                            -----------            -----------            -----------            -----------
 Total assets                                 1,796,080                  7,313             11,366,946             10,027,814
                                            -----------            -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                           5,352                     --                  5,270                  1,019
 Payable for fund shares purchased                   --                     --                     --                     --
 Other liabilities                                   --                     --                     --                     --
                                            -----------            -----------            -----------            -----------
 Total liabilities                                5,352                     --                  5,270                  1,019
                                            -----------            -----------            -----------            -----------
NET ASSETS:
 For contract liabilities                    $1,790,728                 $7,313            $11,361,676            $10,026,795
                                            ===========            ===========            ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                  100,128                    287                803,901                651,119
 Minimum unit fair value #*                   $2.407517             $25.492367             $12.716795             $14.894357
 Maximum unit fair value #*                  $19.186238             $25.492367             $14.756163             $15.790336
 Contract liability                          $1,789,422                 $7,313            $11,360,798            $10,026,795
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       68                     --                     61                     --
 Minimum unit fair value #*                  $19.120113                     --             $14.329382                     --
 Maximum unit fair value #*                  $19.120113                     --             $14.329382                     --
 Contract liability                              $1,306                     --                   $878                     --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           AMERICAN CENTURY VP      AMERICAN CENTURY VP
                                                VALUE FUND              GROWTH FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $36,404                    $199
                                                 --------                 -------
EXPENSES:
 Administrative charges                                --                      --
 Mortality and expense risk charges               (16,984)                   (501)
                                                 --------                 -------
  Total expenses                                  (16,984)                   (501)
                                                 --------                 -------
  Net investment income (loss)                     19,420                    (302)
                                                 --------                 -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    163,260                   2,675
 Net realized gain on distributions                    --                      63
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        472,546                  13,899
                                                 --------                 -------
  Net gain (loss) on investments                  635,806                  16,637
                                                 --------                 -------
  Net increase (decrease) in net assets
   resulting from operations                     $655,226                 $16,335
                                                 ========                 =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                  VPS BALANCED WEALTH     VPS INTERNATIONAL      VPS SMALL/MID-CAP      ALLIANCEBERNSTEIN
                                   STRATEGY PORTFOLIO      VALUE PORTFOLIO        VALUE PORTFOLIO      VPS VALUE PORTFOLIO
                                      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $114,571                $439,487               $10,792                $6,839
                                        --------              ----------             ---------               -------
EXPENSES:
 Administrative charges                       --                      --                    --                    --
 Mortality and expense risk
  charges                                (72,734)               (119,600)              (37,777)               (4,548)
                                        --------              ----------             ---------               -------
  Total expenses                         (72,734)               (119,600)              (37,777)               (4,548)
                                        --------              ----------             ---------               -------
  Net investment income (loss)            41,837                 319,887               (26,985)                2,291
                                        --------              ----------             ---------               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  175,394                  99,113               240,355                10,370
 Net realized gain on
  distributions                               --                      --               147,453                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        481,598               1,040,051               313,239                64,722
                                        --------              ----------             ---------               -------
  Net gain (loss) on
   investments                           656,992               1,139,164               701,047                75,092
                                        --------              ----------             ---------               -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $698,829              $1,459,051              $674,062               $77,383
                                        ========              ==========             =========               =======

                                 ALLIANCEBERNSTEIN       INVESCO V.I.       INVESCO V.I.
                                 VPS INTERNATIONAL           VALUE              CORE
                                  GROWTH PORTFOLIO    OPPORTUNITIES FUND    EQUITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (1)     SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $8,575               $386,586           $752,992
                                      --------            -----------       ------------
EXPENSES:
 Administrative charges                     --                (40,043)           (91,116)
 Mortality and expense risk
  charges                              (20,897)              (478,251)          (936,188)
                                      --------            -----------       ------------
  Total expenses                       (20,897)              (518,294)        (1,027,304)
                                      --------            -----------       ------------
  Net investment income (loss)         (12,322)              (131,708)          (274,312)
                                      --------            -----------       ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 10,445             (1,260,940)         5,832,013
 Net realized gain on
  distributions                             --                     --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      129,754              8,838,669          7,868,385
                                      --------            -----------       ------------
  Net gain (loss) on
   investments                         140,199              7,577,729         13,700,398
                                      --------            -----------       ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $127,877             $7,446,021        $13,426,086
                                      ========            ===========       ============

(1) Formerly Invesco Van Kampen V.I. Value Opportunities Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                INVESCO V.I.           INVESCO V.I.
                                                 GOVERNMENT                HIGH
                                              SECURITIES FUND           YIELD FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $6,540,268              $64,538
                                               --------------            ---------
EXPENSES:
 Administrative charges                              (292,569)              (1,985)
 Mortality and expense risk charges                (3,343,413)             (24,710)
                                               --------------            ---------
  Total expenses                                   (3,635,982)             (26,695)
                                               --------------            ---------
  Net investment income (loss)                      2,904,286               37,843
                                               --------------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       (766,077)              19,272
 Net realized gain on distributions                        --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (11,407,814)               1,444
                                               --------------            ---------
  Net gain (loss) on investments                  (12,173,891)              20,716
                                               --------------            ---------
  Net increase (decrease) in net assets
   resulting from operations                      $(9,269,605)             $58,559
                                               ==============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                 INVESCO V.I.
                                 INVESCO V.I.        INVESCO V.I.        INVESCO V.I.            BALANCED RISK
                                 INTERNATIONAL       MID CAP CORE          SMALL CAP              ALLOCATION
                                  GROWTH FUND         EQUITY FUND         EQUITY FUND                FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $720,681            $371,625              $2,796                $88,375
                                 -------------       -------------       -------------            -----------
EXPENSES:
 Administrative charges                (69,235)            (76,757)                (41)                    --
 Mortality and expense risk
  charges                             (928,752)           (936,320)           (688,747)              (104,748)
                                 -------------       -------------       -------------            -----------
  Total expenses                      (997,987)         (1,013,077)           (688,788)              (104,748)
                                 -------------       -------------       -------------            -----------
  Net investment income (loss)        (277,306)           (641,452)           (685,992)               (16,373)
                                 -------------       -------------       -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              3,391,919           3,197,138           5,204,013                172,830
 Net realized gain on
  distributions                             --           3,752,574             379,548                167,735
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    6,638,638           6,440,385           6,820,180               (336,746)
                                 -------------       -------------       -------------            -----------
  Net gain (loss) on
   investments                      10,030,557          13,390,097          12,403,741                  3,819
                                 -------------       -------------       -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $9,753,251         $12,748,645         $11,717,749               $(12,554)
                                 =============       =============       =============            ===========


                                   INVESCO V.I.         INVESCO V.I.          AMERICAN CENTURY VP
                                    DIVERSIFIED             MONEY                   MID CAP
                                   DIVIDEND FUND         MARKET FUND              VALUE FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (2)            SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $144                 $1,484                    $712
                                      -------            -----------               ---------
EXPENSES:
 Administrative charges                    --                     --                      --
 Mortality and expense risk
  charges                                (116)              (124,552)                   (480)
                                      -------            -----------               ---------
  Total expenses                         (116)              (124,552)                   (480)
                                      -------            -----------               ---------
  Net investment income (loss)             28               (123,068)                    232
                                      -------            -----------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    59                     --                   2,247
 Net realized gain on
  distributions                            --                     --                   1,048
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       1,594                     --                  14,072
                                      -------            -----------               ---------
  Net gain (loss) on
   investments                          1,653                     --                  17,367
                                      -------            -----------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,681              $(123,068)                $17,599
                                      =======            ===========               =========

(2)  Funded as of July 18, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                    AMERICAN FUNDS
                                             AMERICAN FUNDS             GLOBAL
                                                 GLOBAL               GROWTH AND
                                                BOND FUND             INCOME FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                            $ --             $2,231,803
                                               -----------            -----------
EXPENSES:
 Administrative charges                                 --                     --
 Mortality and expense risk charges             (1,053,597)            (1,314,043)
                                               -----------            -----------
  Total expenses                                (1,053,597)            (1,314,043)
                                               -----------            -----------
  Net investment income (loss)                  (1,053,597)               917,760
                                               -----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1,299,763              1,910,187
 Net realized gain on distributions                754,821                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (4,022,540)            11,317,366
                                               -----------            -----------
  Net gain (loss) on investments                (1,967,956)            13,227,553
                                               -----------            -----------
  Net increase (decrease) in net assets
   resulting from operations                   $(3,021,553)           $14,145,313
                                               ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS            BLUE CHIP                                  AMERICAN FUNDS
                                                ASSET               INCOME AND           AMERICAN FUNDS             GLOBAL
                                           ALLOCATION FUND          GROWTH FUND             BOND FUND             GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $3,233,417             $1,861,259             $3,900,340               $855,000
                                             -----------            -----------            -----------            -----------
EXPENSES:
 Administrative charges                         (394,762)              (150,442)              (363,646)              (121,924)
 Mortality and expense risk charges           (3,887,762)            (1,757,776)            (3,445,369)            (1,177,681)
                                             -----------            -----------            -----------            -----------
  Total expenses                              (4,282,524)            (1,908,218)            (3,809,015)            (1,299,605)
                                             -----------            -----------            -----------            -----------
  Net investment income (loss)                (1,049,107)               (46,959)                91,325               (444,605)
                                             -----------            -----------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                23,298,830              8,917,566                 85,591             10,104,341
 Net realized gain on distributions                   --                     --              2,341,660                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    24,163,593             19,080,548            (10,756,789)             7,998,236
                                             -----------            -----------            -----------            -----------
  Net gain (loss) on investments              47,462,423             27,998,114             (8,329,538)            18,102,577
                                             -----------            -----------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $46,413,316            $27,951,155            $(8,238,213)           $17,657,972
                                             ===========            ===========            ===========            ===========


                                            AMERICAN FUNDS          AMERICAN FUNDS         AMERICAN FUNDS
                                             GROWTH FUND          GROWTH-INCOME FUND     INTERNATIONAL FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $5,210,437              $6,741,074             $1,897,073
                                             ------------            ------------            -----------
EXPENSES:
 Administrative charges                          (970,927)               (893,818)              (243,019)
 Mortality and expense risk charges            (9,525,714)             (8,709,241)            (2,367,236)
                                             ------------            ------------            -----------
  Total expenses                              (10,496,641)             (9,603,059)            (2,610,255)
                                             ------------            ------------            -----------
  Net investment income (loss)                 (5,286,204)             (2,861,985)              (713,182)
                                             ------------            ------------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 51,206,171              41,023,622              6,219,000
 Net realized gain on distributions                    --                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     98,702,291             108,414,226             20,948,213
                                             ------------            ------------            -----------
  Net gain (loss) on investments              149,908,462             149,437,848             27,167,213
                                             ------------            ------------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $144,622,258            $146,575,863            $26,454,031
                                             ============            ============            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                   AMERICAN FUNDS
                                             AMERICAN FUNDS         GLOBAL SMALL
                                             NEW WORLD FUND      CAPITALIZATION FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $795,025               $501,216
                                               ----------            -----------
EXPENSES:
 Administrative charges                          (102,484)               (94,918)
 Mortality and expense risk charges            (1,033,702)              (954,452)
                                               ----------            -----------
  Total expenses                               (1,136,186)            (1,049,370)
                                               ----------            -----------
  Net investment income (loss)                   (341,161)              (548,154)
                                               ----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  7,366,069              4,913,387
 Net realized gain on distributions               292,547                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (2,087,790)             9,071,022
                                               ----------            -----------
  Net gain (loss) on investments                5,570,826             13,984,409
                                               ----------            -----------
  Net increase (decrease) in net assets
   resulting from operations                   $5,229,665            $13,436,255
                                               ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        STERLING              STERLING            STERLING            STERLING
                                   CAPITAL STRATEGIC       CAPITAL EQUITY     CAPITAL SPECIAL      CAPITAL TOTAL
                                 ALLOCATION EQUITY VIF       INCOME VIF      OPPORTUNITIES VIF    RETURN BOND VIF
                                    SUB-ACCOUNT (3)       SUB-ACCOUNT (4)       SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $2                  $413               $1,666             $25,541
                                         ------                ------             --------            --------
EXPENSES:
 Administrative charges                      --                    --                   --                  --
 Mortality and expense risk
  charges                                   (25)                 (502)             (33,068)            (12,204)
                                         ------                ------             --------            --------
  Total expenses                            (25)                 (502)             (33,068)            (12,204)
                                         ------                ------             --------            --------
  Net investment income (loss)              (23)                  (89)             (31,402)             13,337
                                         ------                ------             --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   1,232                   331               93,209               6,805
 Net realized gain on
  distributions                              --                    --              250,841              23,562
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (1,085)                4,567              172,882             (70,901)
                                         ------                ------             --------            --------
  Net gain (loss) on
   investments                              147                 4,898              516,932             (40,534)
                                         ------                ------             --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                              $124                $4,809             $485,530            $(27,197)
                                         ======                ======             ========            ========

                                  COLUMBIA VARIABLE       WELLS FARGO
                                     PORTFOLIO --         ADVANTAGE VT      FIDELITY(R) VIP
                                    SMALL COMPANY            OMEGA               GROWTH
                                     GROWTH FUND          GROWTH FUND          PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $6,422              $3,938                $491
                                      ----------            --------            --------
EXPENSES:
 Administrative charges                       --              (1,921)                 --
 Mortality and expense risk
  charges                               (130,192)            (16,074)            (15,726)
                                      ----------            --------            --------
  Total expenses                        (130,192)            (17,995)            (15,726)
                                      ----------            --------            --------
  Net investment income (loss)          (123,770)            (14,057)            (15,235)
                                      ----------            --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  279,043              89,679              75,968
 Net realized gain on
  distributions                               --              81,696                 747
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      1,776,458             193,296             197,387
                                      ----------            --------            --------
  Net gain (loss) on
   investments                         2,055,501             364,671             274,102
                                      ----------            --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,931,731            $350,614            $258,867
                                      ==========            ========            ========

(3) Effective April 26, 2013 Sterling Capital Strategic Allocation Equity VIF was liquidated.

(4)  Formerly Sterling Capital Select Equity VIF. Change effective May 1, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             FIDELITY(R) VIP         FIDELITY(R) VIP
                                              CONTRAFUND(R)              MID CAP
                                                PORTFOLIO               PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $187,700                 $45,237
                                               ------------            ------------
EXPENSES:
 Administrative charges                                  --                      --
 Mortality and expense risk charges                (368,495)               (276,818)
                                               ------------            ------------
  Total expenses                                   (368,495)               (276,818)
                                               ------------            ------------
  Net investment income (loss)                     (180,795)               (231,581)
                                               ------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    1,962,369               1,312,363
 Net realized gain on distributions                   6,573               2,184,433
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        4,096,507               1,684,410
                                               ------------            ------------
  Net gain (loss) on investments                  6,065,449               5,181,206
                                               ------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $5,884,654              $4,949,625
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                FIDELITY(R) VIP                                  FRANKLIN
                                          FIDELITY(R) VIP       DYNAMIC CAPITAL       FIDELITY(R) VIP             RISING
                                          VALUE STRATEGIES        APPRECIATION        STRATEGIC INCOME           DIVIDENDS
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO            SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $9,095                  $914               $3,898                $4,259,168
                                             ----------            ----------             --------             -------------
EXPENSES:
 Administrative charges                              --                    --                   --                  (387,957)
 Mortality and expense risk charges             (21,759)              (11,600)                (553)               (4,211,899)
                                             ----------            ----------             --------             -------------
  Total expenses                                (21,759)              (11,600)                (553)               (4,599,856)
                                             ----------            ----------             --------             -------------
  Net investment income (loss)                  (12,664)              (10,686)               3,345                  (340,688)
                                             ----------            ----------             --------             -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  117,190                30,732                 (140)               25,791,753
 Net realized gain on distributions                  --                59,219                  908                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      206,825               114,422               (4,951)               39,496,943
                                             ----------            ----------             --------             -------------
  Net gain (loss) on investments                324,015               204,373               (4,183)               65,288,696
                                             ----------            ----------             --------             -------------
  Net increase (decrease) in net
   assets resulting from operations            $311,351              $193,687                $(838)              $64,948,008
                                             ==========            ==========             ========             =============

                                                                         FRANKLIN              FRANKLIN
                                                FRANKLIN                LARGE CAP               GLOBAL
                                                 INCOME                   GROWTH              REAL ESTATE
                                            SECURITIES FUND          SECURITIES FUND        SECURITIES FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $46,995,362                $396,654              $57,665
                                             --------------            ------------            ---------
EXPENSES:
 Administrative charges                          (1,022,933)                (56,868)              (1,926)
 Mortality and expense risk charges             (11,337,245)               (619,684)             (17,339)
                                             --------------            ------------            ---------
  Total expenses                                (12,360,178)               (676,552)             (19,265)
                                             --------------            ------------            ---------
  Net investment income (loss)                   34,635,184                (279,898)              38,400
                                             --------------            ------------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    6,793,291               3,520,770              (33,520)
 Net realized gain on distributions                      --                      --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       39,831,674               5,460,085                4,489
                                             --------------            ------------            ---------
  Net gain (loss) on investments                 46,624,965               8,980,855              (29,031)
                                             --------------            ------------            ---------
  Net increase (decrease) in net
   assets resulting from operations             $81,260,149              $8,700,957               $9,369
                                             ==============            ============            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 FRANKLIN                 FRANKLIN
                                               SMALL-MID CAP             SMALL CAP
                                                  GROWTH                   VALUE
                                              SECURITIES FUND         SECURITIES FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                              $ --                $224,620
                                               -------------            ------------
EXPENSES:
 Administrative charges                             (117,051)                     --
 Mortality and expense risk charges               (1,248,880)               (321,234)
                                               -------------            ------------
  Total expenses                                  (1,365,931)               (321,234)
                                               -------------            ------------
  Net investment income (loss)                    (1,365,931)                (96,614)
                                               -------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     5,204,724               2,050,342
 Net realized gain on distributions                4,760,937                 297,437
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        14,243,229               3,029,296
                                               -------------            ------------
  Net gain (loss) on investments                  24,208,890               5,377,075
                                               -------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $22,842,959              $5,280,461
                                               =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                                  TEMPLETON
                                      STRATEGIC                                DEVELOPING            TEMPLETON
                                       INCOME            MUTUAL SHARES           MARKETS              FOREIGN
                                   SECURITIES FUND      SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $13,794,408           $7,090,311             $892,714           $2,998,666
                                     -----------          -----------          -----------          -----------
EXPENSES:
 Administrative charges                 (322,177)            (541,725)             (59,169)            (194,628)
 Mortality and expense risk
  charges                             (3,669,131)          (5,548,908)            (692,968)          (1,986,835)
                                     -----------          -----------          -----------          -----------
  Total expenses                      (3,991,308)          (6,090,633)            (752,137)          (2,181,463)
                                     -----------          -----------          -----------          -----------
  Net investment income (loss)         9,803,100              999,678              140,577              817,203
                                     -----------          -----------          -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                3,374,140           22,673,167              453,221            6,562,708
 Net realized gain on
  distributions                        2,891,439                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    (12,519,027)          58,653,249           (1,821,192)          16,137,408
                                     -----------          -----------          -----------          -----------
  Net gain (loss) on
   investments                        (6,253,448)          81,326,416           (1,367,971)          22,700,116
                                     -----------          -----------          -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,549,652          $82,326,094          $(1,227,394)         $23,517,319
                                     ===========          ===========          ===========          ===========

                                                                                FRANKLIN
                                      TEMPLETON             MUTUAL              FLEX CAP
                                       GROWTH          GLOBAL DISCOVERY          GROWTH
                                   SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $6,083,979           $2,303,578                 $619
                                     -----------          -----------          -----------
EXPENSES:
 Administrative charges                 (346,972)            (149,412)             (26,365)
 Mortality and expense risk
  charges                             (3,507,237)          (1,796,757)            (280,409)
                                     -----------          -----------          -----------
  Total expenses                      (3,854,209)          (1,946,169)            (306,774)
                                     -----------          -----------          -----------
  Net investment income (loss)         2,229,770              357,409             (306,155)
                                     -----------          -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                8,579,200            6,952,118            2,078,986
 Net realized gain on
  distributions                               --            9,600,737               45,994
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     45,001,247            8,182,658            3,279,395
                                     -----------          -----------          -----------
  Net gain (loss) on
   investments                        53,580,447           24,735,513            5,404,375
                                     -----------          -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $55,810,217          $25,092,922           $5,098,220
                                     ===========          ===========          ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                FRANKLIN
                                               LARGE CAP            TEMPLETON
                                                 VALUE             GLOBAL BOND
                                            SECURITIES FUND      SECURITIES FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $115,880            $938,371
                                               ----------            --------
EXPENSES:
 Administrative charges                           (15,014)                 --
 Mortality and expense risk charges              (139,295)           (318,855)
                                               ----------            --------
  Total expenses                                 (154,309)           (318,855)
                                               ----------            --------
  Net investment income (loss)                    (38,429)            619,516
                                               ----------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    712,784             383,703
 Net realized gain on distributions                    --             250,819
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,826,861            (1,276,504)
                                               ----------            --------
  Net gain (loss) on investments                2,539,645            (641,982)
                                               ----------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $2,501,216            $(22,466)
                                               ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                HARTFORD           HARTFORD          HARTFORD
                                              HARTFORD            TOTAL            CAPITAL           DIVIDEND
                                              BALANCED         RETURN BOND       APPRECIATION       AND GROWTH
                                              HLS FUND          HLS FUND           HLS FUND          HLS FUND
                                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $235,652        $6,338,146        $1,260,705         $1,996,694
                                             -----------       -----------       -----------        -----------
EXPENSES:
 Administrative charges                          (19,062)          (56,205)          (38,906)           (29,321)
 Mortality and expense risk charges             (302,807)       (2,527,090)       (2,324,554)        (1,648,648)
                                             -----------       -----------       -----------        -----------
  Total expenses                                (321,869)       (2,583,295)       (2,363,460)        (1,677,969)
                                             -----------       -----------       -----------        -----------
  Net investment income (loss)                   (86,217)        3,754,851        (1,102,755)           318,725
                                             -----------       -----------       -----------        -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   352,201         1,461,562        12,875,750          7,497,828
 Net realized gain on distributions                   --                --           395,547          2,827,327
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,697,567       (10,070,823)       34,696,882         17,138,466
                                             -----------       -----------       -----------        -----------
  Net gain (loss) on investments               3,049,768        (8,609,261)       47,968,179         27,463,621
                                             -----------       -----------       -----------        -----------
  Net increase (decrease) in net
   assets resulting from operations           $2,963,551       $(4,854,410)      $46,865,424        $27,782,346
                                             ===========       ===========       ===========        ===========


                                            HARTFORD           HARTFORD            HARTFORD
                                         GLOBAL RESEARCH      HEALTHCARE        GLOBAL GROWTH
                                            HLS FUND           HLS FUND            HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $4,053               $385              $3,970
                                             -------            -------            --------
EXPENSES:
 Administrative charges                           --               (234)               (626)
 Mortality and expense risk charges           (6,344)            (1,981)             (9,810)
                                             -------            -------            --------
  Total expenses                              (6,344)            (2,215)            (10,436)
                                             -------            -------            --------
  Net investment income (loss)                (2,291)            (1,830)             (6,466)
                                             -------            -------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                17,851             33,041              28,752
 Net realized gain on distributions               --              8,643                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    61,451             25,906             179,530
                                             -------            -------            --------
  Net gain (loss) on investments              79,302             67,590             208,282
                                             -------            -------            --------
  Net increase (decrease) in net
   assets resulting from operations          $77,011            $65,760            $201,816
                                             =======            =======            ========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                HARTFORD
                                              DISCIPLINED            HARTFORD
                                                 EQUITY               GROWTH
                                                HLS FUND             HLS FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $131,719                $777
                                               ----------            --------
EXPENSES:
 Administrative charges                              (378)                (77)
 Mortality and expense risk charges              (206,769)            (16,126)
                                               ----------            --------
  Total expenses                                 (207,147)            (16,203)
                                               ----------            --------
  Net investment income (loss)                    (75,428)            (15,426)
                                               ----------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,026,234              71,301
 Net realized gain on distributions                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,988,945             313,194
                                               ----------            --------
  Net gain (loss) on investments                4,015,179             384,495
                                               ----------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $3,939,751            $369,069
                                               ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                                                        HARTFORD
                                        GROWTH              HARTFORD             HARTFORD           INTERNATIONAL
                                    OPPORTUNITIES          HIGH YIELD             INDEX             OPPORTUNITIES
                                       HLS FUND             HLS FUND             HLS FUND              HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $2,745            $768,939              $108,282              $180,916
                                      ----------            --------            ----------            ----------
EXPENSES:
 Administrative charges                      (38)               (232)                 (535)               (4,942)
 Mortality and expense risk
  charges                               (491,686)           (147,088)              (76,484)             (138,736)
                                      ----------            --------            ----------            ----------
  Total expenses                        (491,724)           (147,320)              (77,019)             (143,678)
                                      ----------            --------            ----------            ----------
  Net investment income (loss)          (488,979)            621,619                31,263                37,238
                                      ----------            --------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                3,411,343             135,700               276,916               472,991
 Net realized gain on
  distributions                               --                  --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      6,423,032            (307,859)            1,608,388             1,129,896
                                      ----------            --------            ----------            ----------
  Net gain (loss) on
   investments                         9,834,375            (172,159)            1,885,304             1,602,887
                                      ----------            --------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $9,345,396            $449,460            $1,916,567            $1,640,125
                                      ==========            ========            ==========            ==========

                                      HARTFORD
                                   SMALL/MID CAP          HARTFORD            HARTFORD
                                       EQUITY              MIDCAP           MIDCAP VALUE
                                      HLS FUND            HLS FUND            HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $32,320                $187              $5,038
                                      --------            --------            --------
EXPENSES:
 Administrative charges                     --              (1,711)                 --
 Mortality and expense risk
  charges                              (42,939)            (14,440)             (9,750)
                                      --------            --------            --------
  Total expenses                       (42,939)            (16,151)             (9,750)
                                      --------            --------            --------
  Net investment income (loss)         (10,619)            (15,964)             (4,712)
                                      --------            --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                159,323             125,127              21,235
 Net realized gain on
  distributions                        162,526              42,983                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      396,301             213,523             110,425
                                      --------            --------            --------
  Net gain (loss) on
   investments                         718,150             381,633             131,660
                                      --------            --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $707,531            $365,669            $126,948
                                      ========            ========            ========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                                 HARTFORD                 HARTFORD
                                              ULTRASHORT BOND          SMALL COMPANY
                                                 HLS FUND                 HLS FUND
                                              SUB-ACCOUNT (5)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                              $ --                  $1,829
                                               -------------            ------------
EXPENSES:
 Administrative charges                             (249,497)                 (4,005)
 Mortality and expense risk charges               (2,750,322)                (82,844)
                                               -------------            ------------
  Total expenses                                  (2,999,819)                (86,849)
                                               -------------            ------------
  Net investment income (loss)                    (2,999,819)                (85,020)
                                               -------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                        (2,156)                699,623
 Net realized gain on distributions                       --                 354,870
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            (6,349)                602,061
                                               -------------            ------------
  Net gain (loss) on investments                      (8,505)              1,656,554
                                               -------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $(3,008,324)             $1,571,534
                                               =============            ============

(5)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                            HARTFORD
                                              HARTFORD               HARTFORD            U.S. GOVERNMENT           HARTFORD
                                          SMALLCAP GROWTH             STOCK                SECURITIES               VALUE
                                              HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $7,036                $148,273               $153,250               $28,818
                                             ----------            ------------            -----------            ----------
EXPENSES:
 Administrative charges                             (88)                (13,465)                  (360)                   --
 Mortality and expense risk charges             (28,641)               (163,420)              (108,610)              (24,969)
                                             ----------            ------------            -----------            ----------
  Total expenses                                (28,729)               (176,885)              (108,970)              (24,969)
                                             ----------            ------------            -----------            ----------
  Net investment income (loss)                  (21,693)                (28,612)                44,280                 3,849
                                             ----------            ------------            -----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  131,330                 271,657                (33,728)              103,586
 Net realized gain on distributions             220,137                      --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      240,191               2,110,366               (273,110)              341,952
                                             ----------            ------------            -----------            ----------
  Net gain (loss) on investments                591,658               2,382,023               (306,838)              445,538
                                             ----------            ------------            -----------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $569,965              $2,353,411              $(262,558)             $449,387
                                             ==========            ============            ===========            ==========

                                                                    AMERICAN FUNDS
                                                                      BLUE CHIP
                                            AMERICAN FUNDS            INCOME AND            AMERICAN FUNDS
                                           ASSET ALLOCATION             GROWTH                   BOND
                                               HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $207,182                 $91,292                 $670,566
                                             ------------            ------------            -------------
EXPENSES:
 Administrative charges                                --                      --                       --
 Mortality and expense risk charges              (265,394)               (101,950)                (488,484)
                                             ------------            ------------            -------------
  Total expenses                                 (265,394)               (101,950)                (488,484)
                                             ------------            ------------            -------------
  Net investment income (loss)                    (58,212)                (10,658)                 182,082
                                             ------------            ------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    870,195                 462,719                  326,400
 Net realized gain on distributions               895,319                 406,997                  932,042
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,231,083                 796,352               (2,691,477)
                                             ------------            ------------            -------------
  Net gain (loss) on investments                2,996,597               1,666,068               (1,433,035)
                                             ------------            ------------            -------------
  Net increase (decrease) in net
   assets resulting from operations            $2,938,385              $1,655,410              $(1,250,953)
                                             ============            ============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                AMERICAN FUNDS
                                        AMERICAN FUNDS          GLOBAL GROWTH
                                          GLOBAL BOND             AND INCOME
                                           HLS FUND                HLS FUND
                                          SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $126,443                $271,981
                                          -----------            ------------
EXPENSES:
 Administrative charges                            --                      --
 Mortality and expense risk charges           (59,731)               (187,154)
                                          -----------            ------------
  Total expenses                              (59,731)               (187,154)
                                          -----------            ------------
  Net investment income (loss)                 66,712                  84,827
                                          -----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                        25,974                 882,376
 Net realized gain on distributions           244,927                 167,889
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (532,620)                996,541
                                          -----------            ------------
  Net gain (loss) on investments             (261,719)              2,046,806
                                          -----------            ------------
  Net increase (decrease) in net
   assets resulting from operations         $(195,007)             $2,131,633
                                          ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                    AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS         AMERICAN FUNDS
                                    GLOBAL GROWTH         CAPITALIZATION            GROWTH             GROWTH-INCOME
                                       HLS FUND              HLS FUND              HLS FUND               HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $16,309               $89,544               $281,222              $374,551
                                      ----------            ----------            -----------            ----------
EXPENSES:
 Administrative charges                       --                    --                     --                    --
 Mortality and expense risk
  charges                                (52,230)             (148,843)              (905,645)             (492,835)
                                      ----------            ----------            -----------            ----------
  Total expenses                         (52,230)             (148,843)              (905,645)             (492,835)
                                      ----------            ----------            -----------            ----------
  Net investment income (loss)           (35,921)              (59,299)              (624,423)             (118,284)
                                      ----------            ----------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  264,917               428,380              4,809,002             2,571,325
 Net realized gain on
  distributions                          192,317               894,077              1,793,645               378,111
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        328,736               854,150              8,473,726             5,873,753
                                      ----------            ----------            -----------            ----------
  Net gain (loss) on
   investments                           785,970             2,176,607             15,076,373             8,823,189
                                      ----------            ----------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $750,049            $2,117,308            $14,451,950            $8,704,905
                                      ==========            ==========            ===========            ==========

                                                                               HARTFORD
                                    AMERICAN FUNDS        AMERICAN FUNDS      PORTFOLIO
                                    INTERNATIONAL           NEW WORLD        DIVERSIFIER
                                       HLS FUND              HLS FUND          HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $429,613               $53,942           $199,320
                                      ----------            ----------       ------------
EXPENSES:
 Administrative charges                       --                    --                 --
 Mortality and expense risk
  charges                               (574,347)             (122,900)          (370,027)
                                      ----------            ----------       ------------
  Total expenses                        (574,347)             (122,900)          (370,027)
                                      ----------            ----------       ------------
  Net investment income (loss)          (144,734)              (68,958)          (170,707)
                                      ----------            ----------       ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,629,395               181,053           (494,626)
 Net realized gain on
  distributions                          714,952               814,408                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      4,634,176              (332,459)        (6,081,117)
                                      ----------            ----------       ------------
  Net gain (loss) on
   investments                         6,978,523               663,002         (6,575,743)
                                      ----------            ----------       ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $6,833,789              $594,044        $(6,746,450)
                                      ==========            ==========       ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HUNTINGTON VA          HUNTINGTON VA
                                                 INCOME                DIVIDEND
                                              EQUITY FUND            CAPTURE FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT (6)
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $171,984                $328,175
                                               ----------            ------------
EXPENSES:
 Administrative charges                            (3,547)                (13,280)
 Mortality and expense risk charges               (48,244)               (131,571)
                                               ----------            ------------
  Total expenses                                  (51,791)               (144,851)
                                               ----------            ------------
  Net investment income (loss)                    120,193                 183,324
                                               ----------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    106,353                 340,251
 Net realized gain on distributions                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        656,840               1,206,377
                                               ----------            ------------
  Net gain (loss) on investments                  763,193               1,546,628
                                               ----------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $883,386              $1,729,952
                                               ==========            ============

(6) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  HUNTINGTON VA          HUNTINGTON VA          HUNTINGTON VA
                                           HUNTINGTON VA             MID CORP               ROTATING            INTERNATIONAL
                                            GROWTH FUND            AMERICA FUND           MARKETS FUND           EQUITY FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $24,562                 $55,984               $10,031                 $70,752
                                             ----------            ------------            ----------            ------------
EXPENSES:
 Administrative charges                          (3,446)                (11,981)               (2,624)                     --
 Mortality and expense risk charges             (34,437)               (110,046)              (22,549)                (70,422)
                                             ----------            ------------            ----------            ------------
  Total expenses                                (37,883)               (122,027)              (25,173)                (70,422)
                                             ----------            ------------            ----------            ------------
  Net investment income (loss)                  (13,321)                (66,043)              (15,142)                    330
                                             ----------            ------------            ----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   63,662                 385,447                22,968                  93,607
 Net realized gain on distributions                  --                 424,939               128,126                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      656,307               1,217,717               140,061                 925,760
                                             ----------            ------------            ----------            ------------
  Net gain (loss) on investments                719,969               2,028,103               291,155               1,019,367
                                             ----------            ------------            ----------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $706,648              $1,962,060              $276,013              $1,019,697
                                             ==========            ============            ==========            ============

                                            HUNTINGTON VA                                  LORD ABBETT
                                              MORTGAGE             HUNTINGTON VA           FUNDAMENTAL
                                           SECURITIES FUND           SITUS FUND            EQUITY FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $72,407                 $18,704                $3,944
                                             -----------            ------------            ----------
EXPENSES:
 Administrative charges                               --                  (3,987)                   --
 Mortality and expense risk charges              (42,512)                (95,937)              (13,825)
                                             -----------            ------------            ----------
  Total expenses                                 (42,512)                (99,924)              (13,825)
                                             -----------            ------------            ----------
  Net investment income (loss)                    29,895                 (81,220)               (9,881)
                                             -----------            ------------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    39,426                 448,718               109,795
 Net realized gain on distributions                   --                      --               212,674
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (160,866)              1,206,821               226,626
                                             -----------            ------------            ----------
  Net gain (loss) on investments                (121,440)              1,655,539               549,095
                                             -----------            ------------            ----------
  Net increase (decrease) in net
   assets resulting from operations             $(91,545)             $1,574,319              $539,214
                                             ===========            ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             LORD ABBETT
                                              CALIBRATED         LORD ABBETT
                                               DIVIDEND              BOND
                                             GROWTH FUND        DEBENTURE FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $86,885            $666,140
                                               --------            --------
EXPENSES:
 Administrative charges                              --                  --
 Mortality and expense risk charges             (60,411)           (219,380)
                                               --------            --------
  Total expenses                                (60,411)           (219,380)
                                               --------            --------
  Net investment income (loss)                   26,474             446,760
                                               --------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  114,382             467,296
 Net realized gain on distributions             497,798             266,779
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      190,587            (290,894)
                                               --------            --------
  Net gain (loss) on investments                802,767             443,181
                                               --------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $829,241            $889,941
                                               ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          LORD ABBETT
                                           GROWTH AND        MFS(R) CORE        MFS(R) GROWTH       MFS(R) GLOBAL
                                          INCOME FUND       EQUITY SERIES           SERIES          EQUITY SERIES
                                          SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $25,074             $59,961             $62,857             $67,264
                                            --------          ----------          ----------          ----------
EXPENSES:
 Administrative charges                           --              (9,428)            (41,273)            (12,411)
 Mortality and expense risk charges          (48,681)            (98,806)           (412,396)           (129,376)
                                            --------          ----------          ----------          ----------
  Total expenses                             (48,681)           (108,234)           (453,669)           (141,787)
                                            --------          ----------          ----------          ----------
  Net investment income (loss)               (23,607)            (48,273)           (390,812)            (74,523)
                                            --------          ----------          ----------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               199,422             604,617           2,600,429             928,689
 Net realized gain on distributions               --                  --             202,728                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   658,398           1,107,575           5,773,804             901,395
                                            --------          ----------          ----------          ----------
  Net gain (loss) on investments             857,820           1,712,192           8,576,961           1,830,084
                                            --------          ----------          ----------          ----------
  Net increase (decrease) in net
   assets resulting from operations         $834,213          $1,663,919          $8,186,149          $1,755,561
                                            ========          ==========          ==========          ==========

                                         MFS(R) INVESTORS
                                              GROWTH         MFS(R) INVESTORS      MFS(R) MID CAP
                                           STOCK SERIES        TRUST SERIES        GROWTH SERIES
                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $57,330             $941,697                $ --
                                            ----------          -----------          ----------
EXPENSES:
 Administrative charges                        (15,632)            (150,639)            (33,766)
 Mortality and expense risk charges           (159,013)          (1,472,962)           (354,576)
                                            ----------          -----------          ----------
  Total expenses                              (174,645)          (1,623,601)           (388,342)
                                            ----------          -----------          ----------
  Net investment income (loss)                (117,315)            (681,904)           (388,342)
                                            ----------          -----------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               1,214,242           12,229,697           1,499,570
 Net realized gain on distributions            286,783                   --              79,334
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   1,012,101           12,156,661           5,035,303
                                            ----------          -----------          ----------
  Net gain (loss) on investments             2,513,126           24,386,358           6,614,207
                                            ----------          -----------          ----------
  Net increase (decrease) in net
   assets resulting from operations         $2,395,811          $23,704,454          $6,225,865
                                            ==========          ===========          ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                MFS(R) NEW         MFS(R) TOTAL
                                             DISCOVERY SERIES      RETURN SERIES
                                                SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                              $ --          $5,085,004
                                               -------------       -------------
EXPENSES:
 Administrative charges                             (106,122)           (470,674)
 Mortality and expense risk charges               (1,053,281)         (4,770,129)
                                               -------------       -------------
  Total expenses                                  (1,159,403)         (5,240,803)
                                               -------------       -------------
  Net investment income (loss)                    (1,159,403)           (155,799)
                                               -------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     7,108,379          11,036,548
 Net realized gain on distributions                  517,538                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        14,726,396          36,033,047
                                               -------------       -------------
  Net gain (loss) on investments                  22,352,313          47,069,595
                                               -------------       -------------
  Net increase (decrease) in net assets
   resulting from operations                     $21,192,910         $46,913,796
                                               =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        MFS(R) VALUE            MFS(R) RESEARCH         MFS(R) RESEARCH         MFS(R) RESEARCH
                                           SERIES                 BOND SERIES         INTERNATIONAL SERIES           SERIES
                                         SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $1,019,319               $1,204,595                $352,954                 $17,430
                                        -------------            -------------            ------------            ------------
EXPENSES:
 Administrative charges                       (95,921)                (138,080)                (31,553)                 (8,965)
 Mortality and expense risk charges        (1,455,909)              (1,469,543)               (293,702)                (85,547)
                                        -------------            -------------            ------------            ------------
  Total expenses                           (1,551,830)              (1,607,623)               (325,255)                (94,512)
                                        -------------            -------------            ------------            ------------
  Net investment income (loss)               (532,511)                (403,028)                 27,699                 (77,082)
                                        -------------            -------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              7,413,609                2,301,657                (345,913)                680,106
 Net realized gain on distributions           275,869                  455,304                      --                  12,988
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 19,453,841               (4,180,148)              3,279,268                 742,323
                                        -------------            -------------            ------------            ------------
  Net gain (loss) on investments           27,143,319               (1,423,187)              2,933,355               1,435,417
                                        -------------            -------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations       $26,610,808              $(1,826,215)             $2,961,054              $1,358,335
                                        =============            =============            ============            ============

                                              MFS(R) HIGH               BLACKROCK                 BLACKROCK
                                                 YIELD                   GLOBAL                    GLOBAL
                                               PORTFOLIO          ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND
                                          SUB-ACCOUNT (7)(8)           SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $9,558,059                 $2,296                     $110
                                             -------------              ---------                  -------
EXPENSES:
 Administrative charges                            (69,639)                    --                       (3)
 Mortality and expense risk charges             (1,062,432)                (1,041)                    (617)
                                             -------------              ---------                  -------
  Total expenses                                (1,132,071)                (1,041)                    (620)
                                             -------------              ---------                  -------
  Net investment income (loss)                   8,425,988                  1,255                     (510)
                                             -------------              ---------                  -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (8,491,404)                   285                       97
 Net realized gain on distributions                     --                  8,981                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       2,917,052                  9,181                    6,676
                                             -------------              ---------                  -------
  Net gain (loss) on investments                (5,574,352)                18,447                    6,773
                                             -------------              ---------                  -------
  Net increase (decrease) in net
   assets resulting from operations             $2,851,636                $19,702                   $6,263
                                             =============              =========                  =======

(7)  Funded as of August 15, 2013.

(8) Effective August 16, 2013 MFS(R) High Income Series merged with MFS(R) High Yield Portfolio.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              BLACKROCK            BLACKROCK
                                              LARGE CAP              EQUITY
                                           GROWTH V.I. FUND    DIVIDEND V.I. FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $2,733              $19,138
                                               --------             --------
EXPENSES:
 Administrative charges                            (634)                  --
 Mortality and expense risk charges              (7,713)              (8,201)
                                               --------             --------
  Total expenses                                 (8,347)              (8,201)
                                               --------             --------
  Net investment income (loss)                   (5,614)              10,937
                                               --------             --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   25,135               77,854
 Net realized gain on distributions              32,100               13,969
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       58,916              133,849
                                               --------             --------
  Net gain (loss) on investments                116,151              225,672
                                               --------             --------
  Net increase (decrease) in net assets
   resulting from operations                   $110,537             $236,609
                                               ========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           UIF CORE PLUS                                    UIF MID CAP          INVESCO V.I.
                                            FIXED INCOME            UIF GROWTH                GROWTH               AMERICAN
                                             PORTFOLIO               PORTFOLIO               PORTFOLIO            VALUE FUND
                                        SUB-ACCOUNT (9)(10)   SUB-ACCOUNT (9)(11)(12)       SUB-ACCOUNT        SUB-ACCOUNT (13)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $6,611                      $8                   $5,520               $5,329
                                               ------                 -------                ---------             --------
EXPENSES:
 Administrative charges                          (117)                   (215)                      --                   --
 Mortality and expense risk charges            (1,129)                 (4,032)                 (36,121)             (14,257)
                                               ------                 -------                ---------             --------
  Total expenses                               (1,246)                 (4,247)                 (36,121)             (14,257)
                                               ------                 -------                ---------             --------
  Net investment income (loss)                  5,365                  (4,239)                 (30,601)              (8,928)
                                               ------                 -------                ---------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (8,945)                 32,964                  156,577               43,704
 Net realized gain on distributions                --                  29,266                   52,176                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,189                  24,489                  502,779              225,634
                                               ------                 -------                ---------             --------
  Net gain (loss) on investments               (5,756)                 86,719                  711,532              269,338
                                               ------                 -------                ---------             --------
  Net increase (decrease) in net
   assets resulting from operations             $(391)                $82,480                 $680,931             $260,410
                                               ======                 =======                =========             ========

                                         MORGAN STANLEY --                               COLUMBIA VARIABLE
                                              MID CAP                BLACKROCK              PORTFOLIO --
                                               GROWTH                 CAPITAL          MARSICO INTERNATIONAL
                                             PORTFOLIO        APPRECIATION V.I. FUND     OPPORTUNITIES FUND
                                            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $131                     $16                  $36,623
                                              --------               ---------               ----------
EXPENSES:
 Administrative charges                           (418)                     --                  (14,256)
 Mortality and expense risk charges             (3,244)                 (7,800)                (174,128)
                                              --------               ---------               ----------
  Total expenses                                (3,662)                 (7,800)                (188,384)
                                              --------               ---------               ----------
  Net investment income (loss)                  (3,531)                 (7,784)                (151,761)
                                              --------               ---------               ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     497                  91,604                  645,672
 Net realized gain on distributions                571                 127,441                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      66,053                  84,619                  963,708
                                              --------               ---------               ----------
  Net gain (loss) on investments                67,121                 303,664                1,609,380
                                              --------               ---------               ----------
  Net increase (decrease) in net
   assets resulting from operations            $63,590                $295,880               $1,457,619
                                              ========               =========               ==========

(9)  Funded as of September 6, 2013.

(10) Effective September 6, 2013 Morgan Stanley -- Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

(11) Effective September 6, 2013 Morgan Stanley -- Focus Growth Portfolio merged with UIF Growth Portfolio.

(12) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

(13) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                               PORTFOLIO --           PORTFOLIO --
                                             MARSICO FOCUSED        ASSET ALLOCATION
                                              EQUITIES FUND               FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $36,047                $85,495
                                               ------------            -----------
EXPENSES:
 Administrative charges                             (14,188)                    --
 Mortality and expense risk charges                (160,296)               (74,789)
                                               ------------            -----------
  Total expenses                                   (174,484)               (74,789)
                                               ------------            -----------
  Net investment income (loss)                     (138,437)                10,706
                                               ------------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      624,232               (120,767)
 Net realized gain on distributions               1,235,897                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          805,329                676,573
                                               ------------            -----------
  Net gain (loss) on investments                  2,665,458                555,806
                                               ------------            -----------
  Net increase (decrease) in net assets
   resulting from operations                     $2,527,021               $566,512
                                               ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  COLUMBIA VARIABLE    COLUMBIA VARIABLE    COLUMBIA VARIABLE      COLUMBIA VARIABLE
                                     PORTFOLIO --         PORTFOLIO --         PORTFOLIO --          PORTFOLIO --
                                       MARSICO            MARSICO 21ST           DIVIDEND               INCOME
                                     GROWTH FUND          CENTURY FUND       OPPORTUNITY FUND     OPPORTUNITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (14)(15)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $16,052              $8,933                  $ --             $1,369,855
                                     ------------          ----------          ------------          -------------
EXPENSES:
 Administrative charges                   (11,346)             (3,331)                   --                 (9,098)
 Mortality and expense risk
  charges                                (135,666)            (38,128)             (215,630)              (190,828)
                                     ------------          ----------          ------------          -------------
  Total expenses                         (147,012)            (41,459)             (215,630)              (199,926)
                                     ------------          ----------          ------------          -------------
  Net investment income (loss)           (130,960)            (32,526)             (215,630)             1,169,929
                                     ------------          ----------          ------------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   837,491             295,077               363,127                589,391
 Net realized gain on
  distributions                                --                  --                    --                412,272
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       1,255,899             402,178             2,051,727             (1,893,965)
                                     ------------          ----------          ------------          -------------
  Net gain (loss) on
   investments                          2,093,390             697,255             2,414,854               (892,302)
                                     ------------          ----------          ------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,962,430            $664,729            $2,199,224               $277,627
                                     ============          ==========          ============          =============

                                  COLUMBIA VARIABLE       OPPENHEIMER
                                     PORTFOLIO --           CAPITAL            OPPENHEIMER
                                    MID CAP GROWTH        APPRECIATION            GLOBAL
                                   OPPORTUNITY FUND         FUND/VA              FUND/VA
                                 SUB-ACCOUNT (14)(16)     SUB-ACCOUNT        SUB-ACCOUNT (17)
-------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $10,571              $4,080               $82,610
                                     ------------          ----------          ------------
EXPENSES:
 Administrative charges                    (7,167)                 --                    --
 Mortality and expense risk
  charges                                (202,597)             (8,260)             (113,330)
                                     ------------          ----------          ------------
  Total expenses                         (209,764)             (8,260)             (113,330)
                                     ------------          ----------          ------------
  Net investment income (loss)           (199,193)             (4,180)              (30,720)
                                     ------------          ----------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (677,307)             13,811               581,023
 Net realized gain on
  distributions                         3,216,803                  --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         108,311             134,775             1,013,336
                                     ------------          ----------          ------------
  Net gain (loss) on
   investments                          2,647,807             148,586             1,594,359
                                     ------------          ----------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,448,614            $144,406            $1,563,639
                                     ============          ==========          ============

(14) Funded as of April 26, 2013.

(15) Effective April 26, 2013 Columbia Variable Portfolio -- High Income Fund merged with Columbia Variable Portfolio -- Income Opportunities Fund.

(16) Effective April 26, 2013 Columbia Variable Portfolio -- Mid Cap Growth Fund merged with Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund.

(17) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                     OPPENHEIMER
                                              OPPENHEIMER            MAIN STREET
                                              MAIN STREET             SMALL CAP
                                               FUND(R)/VA              FUND/VA
                                              SUB-ACCOUNT          SUB-ACCOUNT (18)
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $10,259                 $44,607
                                               ----------            ------------
EXPENSES:
 Administrative charges                                --                      --
 Mortality and expense risk charges               (19,413)               (101,822)
                                               ----------            ------------
  Total expenses                                  (19,413)               (101,822)
                                               ----------            ------------
  Net investment income (loss)                     (9,154)                (57,215)
                                               ----------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     80,140                 966,720
 Net realized gain on distributions                    --                  77,007
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        238,039               1,062,390
                                               ----------            ------------
  Net gain (loss) on investments                  318,179               2,106,117
                                               ----------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $309,025              $2,048,902
                                               ==========            ============

(18) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      OPPENHEIMER             PUTNAM VT              PUTNAM VT             PUTNAM VT
                                        EQUITY               DIVERSIFIED            GLOBAL ASSET         INTERNATIONAL
                                    INCOME FUND/VA           INCOME FUND          ALLOCATION FUND         VALUE FUND
                                   SUB-ACCOUNT (19)          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $2,889                 $747,872               $45,850               $4,171
                                       ---------             ------------            ----------            ---------
EXPENSES:
 Administrative charges                       --                       --                    --                   --
 Mortality and expense risk
  charges                                 (3,305)                (377,722)              (46,016)              (3,327)
                                       ---------             ------------            ----------            ---------
  Total expenses                          (3,305)                (377,722)              (46,016)              (3,327)
                                       ---------             ------------            ----------            ---------
  Net investment income (loss)              (416)                 370,150                  (166)                 844
                                       ---------             ------------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   11,477                  274,571               327,742                4,049
 Net realized gain on
  distributions                               --                       --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         40,060                  649,653                (3,508)              32,708
                                       ---------             ------------            ----------            ---------
  Net gain (loss) on
   investments                            51,537                  924,224               324,234               36,757
                                       ---------             ------------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $51,121               $1,294,374              $324,068              $37,601
                                       =========             ============            ==========            =========

                                      PUTNAM VT            PUTNAM VT
                                    INTERNATIONAL          SMALL CAP             PUTNAM VT
                                     EQUITY FUND           VALUE FUND           VOYAGER FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $5,746               $22,734               $20,991
                                      ---------            ----------            ----------
EXPENSES:
 Administrative charges                      --                    --                    --
 Mortality and expense risk
  charges                                (7,628)              (56,038)              (17,277)
                                      ---------            ----------            ----------
  Total expenses                         (7,628)              (56,038)              (17,277)
                                      ---------            ----------            ----------
  Net investment income (loss)           (1,882)              (33,304)                3,714
                                      ---------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   5,711               325,887               192,604
 Net realized gain on
  distributions                              --                38,693                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        91,411               440,265               693,203
                                      ---------            ----------            ----------
  Net gain (loss) on
   investments                           97,122               804,845               885,807
                                      ---------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $95,240              $771,541              $889,521
                                      =========            ==========            ==========

(19) Formerly Oppenheimer Value Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                JPMORGAN               JPMORGAN
                                             INSURANCE TRUST       INSURANCE TRUST
                                                CORE BOND            U.S. EQUITY
                                             PORTFOLIO -- 1         PORTFOLIO -- 1
                                               SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $3,522,910               $96,409
                                               -----------            ----------
EXPENSES:
 Administrative charges                                 --                    --
 Mortality and expense risk charges             (1,153,495)             (114,558)
                                               -----------            ----------
  Total expenses                                (1,153,495)             (114,558)
                                               -----------            ----------
  Net investment income (loss)                   2,369,415               (18,149)
                                               -----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     505,073               662,362
 Net realized gain on distributions                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (5,126,422)            1,484,232
                                               -----------            ----------
  Net gain (loss) on investments                (4,621,349)            2,146,594
                                               -----------            ----------
  Net increase (decrease) in net assets
   resulting from operations                   $(2,251,934)           $2,128,445
                                               ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       JPMORGAN              JPMORGAN              JPMORGAN              JPMORGAN
                                   INSURANCE TRUST       INSURANCE TRUST       INSURANCE TRUST       INSURANCE TRUST
                                   INTREPID MID CAP        EQUITY INDEX        INTREPID GROWTH        MID CAP GROWTH
                                    PORTFOLIO -- 1        PORTFOLIO -- 1        PORTFOLIO -- 1        PORTFOLIO -- 1
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $101,293              $579,345               $39,775                $5,456
                                      ----------            ----------            ----------            ----------
EXPENSES:
 Administrative charges                       --                    --                    --                    --
 Mortality and expense risk
  charges                               (148,712)             (456,639)              (56,368)             (139,064)
                                      ----------            ----------            ----------            ----------
  Total expenses                        (148,712)             (456,639)              (56,368)             (139,064)
                                      ----------            ----------            ----------            ----------
  Net investment income (loss)           (47,419)              122,706               (16,593)             (133,608)
                                      ----------            ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  404,778             1,860,973               246,241               380,777
 Net realized gain on
  distributions                               --             1,107,073                    --               514,129
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      2,611,841             4,513,327               785,074             2,161,841
                                      ----------            ----------            ----------            ----------
  Net gain (loss) on
   investments                         3,016,619             7,481,373             1,031,315             3,056,747
                                      ----------            ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,969,200            $7,604,079            $1,014,722            $2,923,139
                                      ==========            ==========            ==========            ==========

                                       JPMORGAN
                                   INSURANCE TRUST         PUTNAM VT            PIMCO
                                    MID CAP VALUE           EQUITY            ALL ASSET
                                    PORTFOLIO -- 1        INCOME FUND         PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $65,475               $607             $7,503
                                      ----------            -------            -------
EXPENSES:
 Administrative charges                       --                 --                 --
 Mortality and expense risk
  charges                                (98,557)              (233)            (1,169)
                                      ----------            -------            -------
  Total expenses                         (98,557)              (233)            (1,169)
                                      ----------            -------            -------
  Net investment income (loss)           (33,082)               374              6,334
                                      ----------            -------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (876,278)               105                 51
 Net realized gain on
  distributions                           70,361                 --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      2,446,991             10,761             (7,420)
                                      ----------            -------            -------
  Net gain (loss) on
   investments                         1,641,074             10,866             (7,369)
                                      ----------            -------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,607,992            $11,240            $(1,035)
                                      ==========            =======            =======

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                    PIMCO
                                                PIMCO               GLOBAL
                                            EQS PATHFINDER       MULTI-ASSET
                                              PORTFOLIO           PORTFOLIO
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $16,354                $398
                                               --------            --------
EXPENSES:
 Administrative charges                              --                  --
 Mortality and expense risk charges              (6,668)               (183)
                                               --------            --------
  Total expenses                                 (6,668)               (183)
                                               --------            --------
  Net investment income (loss)                    9,686                 215
                                               --------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   51,889                  (2)
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       93,851              (1,453)
                                               --------            --------
  Net gain (loss) on investments                145,740              (1,455)
                                               --------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $155,426             $(1,240)
                                               ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                    PRUDENTIAL
                                                                                                      SERIES
                                         JENNISON 20/20                          PRUDENTIAL       INTERNATIONAL
                                              FOCUS            JENNISON             VALUE             GROWTH
                                            PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $ --               $ --               $ --              $ --
                                             -------            -------            -------            ------
EXPENSES:
 Administrative charges                         (204)              (272)                --                --
 Mortality and expense risk charges           (1,994)            (2,778)            (1,109)             (206)
                                             -------            -------            -------            ------
  Total expenses                              (2,198)            (3,050)            (1,109)             (206)
                                             -------            -------            -------            ------
  Net investment income (loss)                (2,198)            (3,050)            (1,109)             (206)
                                             -------            -------            -------            ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 6,507              1,134              2,310               (16)
 Net realized gain on distributions               --                 --                 --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    28,328             56,077             17,631             2,148
                                             -------            -------            -------            ------
  Net gain (loss) on investments              34,835             57,211             19,941             2,132
                                             -------            -------            -------            ------
  Net increase (decrease) in net
   assets resulting from operations          $32,637            $54,161            $18,832            $1,926
                                             =======            =======            =======            ======


                                                                                         WESTERN ASSET
                                        CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE    VARIABLE GLOBAL
                                            EQUITY INCOME          ALL CAP VALUE        HIGH YIELD BOND
                                              PORTFOLIO              PORTFOLIO             PORTFOLIO
                                          SUB-ACCOUNT (20)        SUB-ACCOUNT (21)        SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $801                  $8,449               $3,506
                                               -------                --------               ------
EXPENSES:
 Administrative charges                             --                      --                  (87)
 Mortality and expense risk charges               (753)                 (9,359)                (766)
                                               -------                --------               ------
  Total expenses                                  (753)                 (9,359)                (853)
                                               -------                --------               ------
  Net investment income (loss)                      48                    (910)               2,653
                                               -------                --------               ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (2,010)                    330                  (91)
 Net realized gain on distributions                 --                  44,281                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      13,444                 131,867                  132
                                               -------                --------               ------
  Net gain (loss) on investments                11,434                 176,478                   41
                                               -------                --------               ------
  Net increase (decrease) in net
   assets resulting from operations            $11,482                $175,568               $2,694
                                               =======                ========               ======

(20) Formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio. Change effective April 29, 2013.

(21) Formerly Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          CLEARBRIDGE VARIABLE      INVESCO V.I.
                                             LARGE CAP VALUE         GROWTH AND
                                                PORTFOLIO           INCOME FUND
                                            SUB-ACCOUNT (22)      SUB-ACCOUNT (23)
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $3,686               $22,284
                                                 -------              --------
EXPENSES:
 Administrative charges                             (362)                 (457)
 Mortality and expense risk charges               (3,040)              (25,434)
                                                 -------              --------
  Total expenses                                  (3,402)              (25,891)
                                                 -------              --------
  Net investment income (loss)                       284                (3,607)
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    20,915               115,451
 Net realized gain on distributions               10,943                15,399
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        32,824               347,236
                                                 -------              --------
  Net gain (loss) on investments                  64,682               478,086
                                                 -------              --------
  Net increase (decrease) in net assets
   resulting from operations                     $64,966              $474,479
                                                 =======              ========

(22) Formerly Legg Mason ClearBridge Variable Large Cap Value Portfolio. Change effective April 29, 2013.

(23) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           INVESCO V.I.        INVESCO V.I.
                                        INVESCO V.I.    AMERICAN FRANCHISE        MID CAP
                                       COMSTOCK FUND           FUND             GROWTH FUND
                                      SUB-ACCOUNT (24)   SUB-ACCOUNT (25)    SUB-ACCOUNT (26)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $6,012              $89,568            $12,901
                                          --------           ----------          ---------
EXPENSES:
 Administrative charges                       (701)                  --                 --
 Mortality and expense risk charges         (7,454)            (429,275)           (60,887)
                                          --------           ----------          ---------
  Total expenses                            (8,155)            (429,275)           (60,887)
                                          --------           ----------          ---------
  Net investment income (loss)              (2,143)            (339,707)           (47,986)
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      1,962            1,096,827            160,550
 Net realized gain on distributions             --                   --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          116,637            6,418,267            845,808
                                          --------           ----------          ---------
  Net gain (loss) on investments           118,599            7,515,094          1,006,358
                                          --------           ----------          ---------
  Net increase (decrease) in net
   assets resulting from operations       $116,456           $7,175,387           $958,372
                                          ========           ==========          =========

                                         WELLS FARGO      WELLS FARGO
                                        ADVANTAGE VT      ADVANTAGE VT
                                         INDEX ASSET      TOTAL RETURN
                                       ALLOCATION FUND     BOND FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT
------------------------------------  ---------------------------------
INVESTMENT INCOME:
 Dividends                                   $357              $215
                                           ------            ------
EXPENSES:
 Administrative charges                        --                --
 Mortality and expense risk charges          (404)             (233)
                                           ------            ------
  Total expenses                             (404)             (233)
                                           ------            ------
  Net investment income (loss)                (47)              (18)
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       152                 4
 Net realized gain on distributions            --               545
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           3,359            (1,190)
                                           ------            ------
  Net gain (loss) on investments            3,511              (641)
                                           ------            ------
  Net increase (decrease) in net
   assets resulting from operations        $3,464             $(659)
                                           ======            ======

(24) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(25) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

(26) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            WELLS FARGO        WELLS FARGO
                                            ADVANTAGE VT       ADVANTAGE VT
                                             INTRINSIC        INTERNATIONAL
                                             VALUE FUND        EQUITY FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $331             $34,259
                                               ------            --------
EXPENSES:
 Administrative charges                            --                  --
 Mortality and expense risk charges              (524)            (24,662)
                                               ------            --------
  Total expenses                                 (524)            (24,662)
                                               ------            --------
  Net investment income (loss)                   (193)              9,597
                                               ------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    206              13,452
 Net realized gain on distributions                --              71,128
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      7,960             141,726
                                               ------            --------
  Net gain (loss) on investments                8,166             226,306
                                               ------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $7,973            $235,903
                                               ======            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             WELLS FARGO                          WELLS FARGO
                                             ADVANTAGE VT      WELLS FARGO       ADVANTAGE VT          WELLS FARGO
                                              SMALL CAP        ADVANTAGE VT        SMALL CAP           ADVANTAGE VT
                                             GROWTH FUND      DISCOVERY FUND      VALUE FUND         OPPORTUNITY FUND
                                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --            $ --            $114,311               $41,568
                                              ----------          ------          ----------            ----------
EXPENSES:
 Administrative charges                               --              --                  --                    --
 Mortality and expense risk charges              (30,293)            (84)           (210,686)             (149,757)
                                              ----------          ------          ----------            ----------
  Total expenses                                 (30,293)            (84)           (210,686)             (149,757)
                                              ----------          ------          ----------            ----------
  Net investment income (loss)                   (30,293)            (84)            (96,375)             (108,189)
                                              ----------          ------          ----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   217,688              44             865,224               587,390
 Net realized gain on distributions               91,781             173                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       406,094           2,027             743,204             1,961,013
                                              ----------          ------          ----------            ----------
  Net gain (loss) on investments                 715,563           2,244           1,608,428             2,548,403
                                              ----------          ------          ----------            ----------
  Net increase (decrease) in net assets
   resulting from operations                    $685,270          $2,160          $1,512,053            $2,440,214
                                              ==========          ======          ==========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           AMERICAN CENTURY VP     AMERICAN CENTURY VP
                                                VALUE FUND             GROWTH FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $19,420                 $(302)
 Net realized gain (loss) on security
  transactions                                     163,260                 2,675
 Net realized gain on distributions                     --                    63
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         472,546                13,899
                                                ----------               -------
 Net increase (decrease) in net assets
  resulting from operations                        655,226                16,335
                                                ----------               -------
UNIT TRANSACTIONS:
 Purchases                                         191,736                 5,491
 Net transfers                                    (417,476)               50,013
 Surrenders for benefit payments and
  fees                                            (245,688)              (21,183)
 Other transactions                                  1,107                    --
 Death benefits                                    (50,852)                   --
 Net annuity transactions                               --                    --
                                                ----------               -------
 Net increase (decrease) in net assets
  resulting from unit transactions                (521,173)               34,321
                                                ----------               -------
 Net increase (decrease) in net assets             134,053                50,656
NET ASSETS:
 Beginning of year                               2,311,580                33,604
                                                ----------               -------
 End of year                                    $2,445,633               $84,260
                                                ==========               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                VPS BALANCED WEALTH     VPS INTERNATIONAL     VPS SMALL/MID-CAP     ALLIANCEBERNSTEIN
                                 STRATEGY PORTFOLIO      VALUE PORTFOLIO       VALUE PORTFOLIO     VPS VALUE PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $41,837               $319,887              $(26,985)              $2,291
 Net realized gain (loss) on
  security transactions                 175,394                 99,113               240,355               10,370
 Net realized gain on
  distributions                              --                     --               147,453                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           481,598              1,040,051               313,239               64,722
                                     ----------             ----------            ----------             --------
 Net increase (decrease) in
  net assets resulting from
  operations                            698,829              1,459,051               674,062               77,383
                                     ----------             ----------            ----------             --------
UNIT TRANSACTIONS:
 Purchases                               57,633                 68,482                19,300                   70
 Net transfers                        1,080,847               (694,345)              563,093              157,203
 Surrenders for benefit
  payments and fees                    (472,183)              (870,121)             (274,352)              (9,782)
 Other transactions                          16                    (10)                    9                  330
 Death benefits                         (17,479)               (99,068)               (4,931)                  --
 Net annuity transactions                    --                     --                    --                   --
                                     ----------             ----------            ----------             --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     648,834             (1,595,062)              303,119              147,821
                                     ----------             ----------            ----------             --------
 Net increase (decrease) in
  net assets                          1,347,663               (136,011)              977,181              225,204
NET ASSETS:
 Beginning of year                    4,612,246              7,847,078             1,808,494              140,850
                                     ----------             ----------            ----------             --------
 End of year                         $5,959,909             $7,711,067            $2,785,675             $366,054
                                     ==========             ==========            ==========             ========

                                ALLIANCEBERNSTEIN        INVESCO V.I.       INVESCO V.I.
                                VPS INTERNATIONAL            VALUE              CORE
                                 GROWTH PORTFOLIO     OPPORTUNITIES FUND    EQUITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (1)     SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(12,322)             $(131,708)        $(274,312)
 Net realized gain (loss) on
  security transactions                 10,445             (1,260,940)        5,832,013
 Net realized gain on
  distributions                             --                     --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          129,754              8,838,669         7,868,385
                                    ----------            -----------       -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           127,877              7,446,021        13,426,086
                                    ----------            -----------       -----------
UNIT TRANSACTIONS:
 Purchases                              51,492                 75,922           345,455
 Net transfers                          82,079               (451,363)          217,087
 Surrenders for benefit
  payments and fees                    (63,096)            (5,918,889)      (14,384,005)
 Other transactions                         --                 18,537            13,018
 Death benefits                        (54,499)              (730,647)         (998,323)
 Net annuity transactions                   --                 12,210             5,014
                                    ----------            -----------       -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     15,976             (6,994,230)      (14,801,754)
                                    ----------            -----------       -----------
 Net increase (decrease) in
  net assets                           143,853                451,791        (1,375,668)
NET ASSETS:
 Beginning of year                   1,144,972             26,765,920        56,353,721
                                    ----------            -----------       -----------
 End of year                        $1,288,825            $27,217,711       $54,978,053
                                    ==========            ===========       ===========

(1) Formerly Invesco Van Kampen V.I. Value Opportunities Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                INVESCO V.I.             INVESCO V.I.
                                                 GOVERNMENT                  HIGH
                                              SECURITIES FUND             YIELD FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $2,904,286                 $37,843
 Net realized gain (loss) on security
  transactions                                       (766,077)                 19,272
 Net realized gain on distributions                        --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (11,407,814)                  1,444
                                               --------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        (9,269,605)                 58,559
                                               --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          1,189,175                      --
 Net transfers                                    (12,996,184)                 51,278
 Surrenders for benefit payments and
  fees                                            (48,543,596)               (284,529)
 Other transactions                                   133,028                      (6)
 Death benefits                                    (5,484,112)                (13,953)
 Net annuity transactions                              13,896                   4,289
                                               --------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (65,687,793)               (242,921)
                                               --------------            ------------
 Net increase (decrease) in net assets            (74,957,398)               (184,362)
NET ASSETS:
 Beginning of year                                241,587,716               1,384,690
                                               --------------            ------------
 End of year                                     $166,630,318              $1,200,328
                                               ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                INVESCO V.I.
                                  INVESCO V.I.        INVESCO V.I.       INVESCO V.I.           BALANCED RISK
                                 INTERNATIONAL        MID CAP CORE         SMALL CAP             ALLOCATION
                                  GROWTH FUND         EQUITY FUND         EQUITY FUND               FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(277,306)          $(641,452)         $(685,992)              $(16,373)
 Net realized gain (loss) on
  security transactions               3,391,919           3,197,138          5,204,013                172,830
 Net realized gain on
  distributions                              --           3,752,574            379,548                167,735
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     6,638,638           6,440,385          6,820,180               (336,746)
                                 --------------      --------------      -------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                          9,753,251          12,748,645         11,717,749                (12,554)
                                 --------------      --------------      -------------          -------------
UNIT TRANSACTIONS:
 Purchases                              503,436             372,408            262,230                 21,476
 Net transfers                        2,205,295              (7,941)          (956,479)            (1,331,025)
 Surrenders for benefit
  payments and fees                 (12,001,218)        (12,410,669)        (8,750,374)            (2,306,244)
 Other transactions                      57,617              19,376             17,420                     11
 Death benefits                        (774,724)           (962,232)          (512,560)                (4,234)
 Net annuity transactions                  (161)             15,652             (1,690)                    --
                                 --------------      --------------      -------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (10,009,755)        (12,973,406)        (9,941,453)            (3,620,016)
                                 --------------      --------------      -------------          -------------
 Net increase (decrease) in net
  assets                               (256,504)           (224,761)         1,776,296             (3,632,570)
NET ASSETS:
 Beginning of year                   62,682,241          54,019,726         38,131,991              8,019,261
                                 --------------      --------------      -------------          -------------
 End of year                        $62,425,737         $53,794,965        $39,908,287             $4,386,691
                                 ==============      ==============      =============          =============


                                  INVESCO V.I.         INVESCO V.I.          AMERICAN CENTURY VP
                                   DIVERSIFIED            MONEY                    MID CAP
                                  DIVIDEND FUND        MARKET FUND               VALUE FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (2)             SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $28               $(123,068)                  $232
 Net realized gain (loss) on
  security transactions                   59                      --                  2,247
 Net realized gain on
  distributions                           --                      --                  1,048
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      1,594                      --                 14,072
                                     -------          --------------              ---------
 Net increase (decrease) in net
  assets resulting from
  operations                           1,681                (123,068)                17,599
                                     -------          --------------              ---------
UNIT TRANSACTIONS:
 Purchases                                --                 536,025                    200
 Net transfers                            --              46,338,058                 (6,513)
 Surrenders for benefit
  payments and fees                     (386)            (25,066,045)                (1,795)
 Other transactions                        1                     (17)                     1
 Death benefits                           --                (455,781)                    (2)
 Net annuity transactions                 --                      --                     --
                                     -------          --------------              ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (385)             21,352,240                 (8,109)
                                     -------          --------------              ---------
 Net increase (decrease) in net
  assets                               1,296              21,229,172                  9,490
NET ASSETS:
 Beginning of year                     6,221                      --                 65,223
                                     -------          --------------              ---------
 End of year                          $7,517             $21,229,172                $74,713
                                     =======          ==============              =========

(2)  Funded as of July 18, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                         AMERICAN FUNDS
                                               AMERICAN FUNDS                GLOBAL
                                                   GLOBAL                  GROWTH AND
                                                 BOND FUND                INCOME FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(1,053,597)                 $917,760
 Net realized gain (loss) on security
  transactions                                      1,299,763                 1,910,187
 Net realized gain on distributions                   754,821                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (4,022,540)               11,317,366
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                        (3,021,553)               14,145,313
                                               --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                            320,465                   569,540
 Net transfers                                     (6,873,615)               (7,613,046)
 Surrenders for benefit payments and
  fees                                            (12,990,617)              (17,725,221)
 Other transactions                                    53,573                   157,154
 Death benefits                                    (1,398,715)               (1,587,824)
 Net annuity transactions                             112,156                     1,167
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (20,776,753)              (26,198,230)
                                               --------------            --------------
 Net increase (decrease) in net assets            (23,798,306)              (12,052,917)
NET ASSETS:
 Beginning of year                                 73,105,787                82,482,066
                                               --------------            --------------
 End of year                                      $49,307,481               $70,429,149
                                               ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                    AMERICAN FUNDS          BLUE CHIP                                 AMERICAN FUNDS
                                        ASSET               INCOME AND          AMERICAN FUNDS            GLOBAL
                                   ALLOCATION FUND         GROWTH FUND            BOND FUND            GROWTH FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,049,107)             $(46,959)              $91,325             $(444,605)
 Net realized gain (loss) on
  security transactions                23,298,830             8,917,566                85,591            10,104,341
 Net realized gain on
  distributions                                --                    --             2,341,660                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      24,163,593            19,080,548           (10,756,789)            7,998,236
                                     ------------          ------------          ------------          ------------
 Net increase (decrease) in net
  assets resulting from
  operations                           46,413,316            27,951,155            (8,238,213)           17,657,972
                                     ------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                929,691               457,554             1,647,635               259,165
 Net transfers                         (4,796,353)           (5,396,686)           40,713,505            (5,518,019)
 Surrenders for benefit
  payments and fees                   (52,458,872)          (22,273,392)          (52,880,867)          (15,580,889)
 Other transactions                       154,024                99,939               215,873                39,355
 Death benefits                        (4,572,050)           (2,310,191)           (5,404,533)           (1,632,235)
 Net annuity transactions                 201,085                26,170               338,274                72,581
                                     ------------          ------------          ------------          ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        (60,542,475)          (29,396,606)          (15,370,113)          (22,360,042)
                                     ------------          ------------          ------------          ------------
 Net increase (decrease) in net
  assets                              (14,129,159)           (1,445,451)          (23,608,326)           (4,702,070)
NET ASSETS:
 Beginning of year                    242,309,617           104,124,798           240,330,684            77,324,762
                                     ------------          ------------          ------------          ------------
 End of year                         $228,180,458          $102,679,347          $216,722,358           $72,622,692
                                     ============          ============          ============          ============


                                 AMERICAN FUNDS         AMERICAN FUNDS        AMERICAN FUNDS
                                  GROWTH FUND         GROWTH-INCOME FUND    INTERNATIONAL FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(5,286,204)           $(2,861,985)            $(713,182)
 Net realized gain (loss) on
  security transactions             51,206,171             41,023,622             6,219,000
 Net realized gain on
  distributions                             --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                   98,702,291            108,414,226            20,948,213
                                  ------------           ------------          ------------
 Net increase (decrease) in net
  assets resulting from
  operations                       144,622,258            146,575,863            26,454,031
                                  ------------           ------------          ------------
UNIT TRANSACTIONS:
 Purchases                           3,883,040              3,520,331               771,180
 Net transfers                     (31,895,219)           (31,566,187)           (3,708,241)
 Surrenders for benefit
  payments and fees               (140,984,244)          (127,189,940)          (34,610,756)
 Other transactions                    413,048                441,891               103,884
 Death benefits                    (11,017,501)           (11,083,314)           (2,750,981)
 Net annuity transactions              101,234                107,051                21,618
                                  ------------           ------------          ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                    (179,499,642)          (165,770,168)          (40,173,296)
                                  ------------           ------------          ------------
 Net increase (decrease) in net
  assets                           (34,877,384)           (19,194,305)          (13,719,265)
NET ASSETS:
 Beginning of year                 608,651,148            549,702,685           159,016,779
                                  ------------           ------------          ------------
 End of year                      $573,773,764           $530,508,380          $145,297,514
                                  ============           ============          ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                   AMERICAN FUNDS
                                             AMERICAN FUNDS         GLOBAL SMALL
                                             NEW WORLD FUND     CAPITALIZATION FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(341,161)            $(548,154)
 Net realized gain (loss) on security
  transactions                                   7,366,069             4,913,387
 Net realized gain on distributions                292,547                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (2,087,790)            9,071,022
                                              ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                      5,229,665            13,436,255
                                              ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                         413,513               530,812
 Net transfers                                  (3,009,600)            2,076,328
 Surrenders for benefit payments and
  fees                                         (13,691,266)          (12,916,370)
 Other transactions                                 48,307                31,350
 Death benefits                                   (835,727)             (815,296)
 Net annuity transactions                           (3,397)              (29,288)
                                              ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (17,078,170)          (11,122,464)
                                              ------------          ------------
 Net increase (decrease) in net assets         (11,848,505)            2,313,791
NET ASSETS:
 Beginning of year                              70,629,591            56,411,255
                                              ------------          ------------
 End of year                                   $58,781,086           $58,725,046
                                              ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              STERLING            STERLING           STERLING           STERLING
                                          CAPITAL STRATEGIC    CAPITAL EQUITY    CAPITAL SPECIAL      CAPITAL TOTAL
                                        ALLOCATION EQUITY VIF    INCOME VIF     OPPORTUNITIES VIF    RETURN BOND VIF
                                           SUB-ACCOUNT (3)     SUB-ACCOUNT (4)     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(23)               $(89)           $(31,402)           $13,337
 Net realized gain (loss) on security
  transactions                                   1,232                 331              93,209              6,805
 Net realized gain on distributions                 --                  --             250,841             23,562
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (1,085)              4,567             172,882            (70,901)
                                               -------             -------          ----------          ---------
 Net increase (decrease) in net assets
  resulting from operations                        124               4,809             485,530            (27,197)
                                               -------             -------          ----------          ---------
UNIT TRANSACTIONS:
 Purchases                                          --                  --              26,651             17,257
 Net transfers                                  (3,987)                 --            (113,900)          (153,196)
 Surrenders for benefit payments and
  fees                                            (160)                (19)           (238,355)           (64,940)
 Other transactions                                 --                  --                  (1)                (4)
 Death benefits                                     --                  --             (26,758)           (18,789)
 Net annuity transactions                           --                  --                  --                 --
                                               -------             -------          ----------          ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (4,147)                (19)           (352,363)          (219,672)
                                               -------             -------          ----------          ---------
 Net increase (decrease) in net assets          (4,023)              4,790             133,167           (246,869)
NET ASSETS:
 Beginning of year                               4,023              30,166           2,126,145            953,347
                                               -------             -------          ----------          ---------
 End of year                                      $ --             $34,956          $2,259,312           $706,478
                                               =======             =======          ==========          =========

                                         COLUMBIA VARIABLE      WELLS FARGO
                                           PORTFOLIO --         ADVANTAGE VT      FIDELITY(R) VIP
                                           SMALL COMPANY           OMEGA               GROWTH
                                            GROWTH FUND         GROWTH FUND          PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(123,770)           $(14,057)           $(15,235)
 Net realized gain (loss) on security
  transactions                                  279,043              89,679              75,968
 Net realized gain on distributions                  --              81,696                 747
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,776,458             193,296             197,387
                                            -----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                   1,931,731             350,614             258,867
                                            -----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                       79,435               7,450              33,977
 Net transfers                                 (429,467)             60,535             275,041
 Surrenders for benefit payments and
  fees                                         (884,029)           (244,178)           (221,524)
 Other transactions                                  49                  (3)                 67
 Death benefits                                (177,893)            (99,015)            (17,056)
 Net annuity transactions                         6,421                  --                  --
                                            -----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,405,484)           (275,211)             70,505
                                            -----------          ----------          ----------
 Net increase (decrease) in net assets          526,247              75,403             329,372
NET ASSETS:
 Beginning of year                            5,762,794           1,149,387             822,044
                                            -----------          ----------          ----------
 End of year                                 $6,289,041          $1,224,790          $1,151,416
                                            ===========          ==========          ==========

(3) Effective April 26, 2013 Sterling Capital Strategic Allocation Equity VIF was liquidated.

(4)  Formerly Sterling Capital Select Equity VIF. Change effective May 1, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          FIDELITY(R) VIP      FIDELITY(R) VIP
                                           CONTRAFUND(R)           MID CAP
                                             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(180,795)           $(231,581)
 Net realized gain (loss) on security
  transactions                                 1,962,369            1,312,363
 Net realized gain on distributions                6,573            2,184,433
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     4,096,507            1,684,410
                                           -------------        -------------
 Net increase (decrease) in net assets
  resulting from operations                    5,884,654            4,949,625
                                           -------------        -------------
UNIT TRANSACTIONS:
 Purchases                                       285,144              173,449
 Net transfers                                  (296,787)            (583,678)
 Surrenders for benefit payments and
  fees                                        (3,651,902)          (2,197,679)
 Other transactions                                  167                 (118)
 Death benefits                                 (251,428)            (158,283)
 Net annuity transactions                        (28,203)              (6,127)
                                           -------------        -------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,943,009)          (2,772,436)
                                           -------------        -------------
 Net increase (decrease) in net assets         1,941,645            2,177,189
NET ASSETS:
 Beginning of year                            22,688,722           16,146,040
                                           -------------        -------------
 End of year                                 $24,630,367          $18,323,229
                                           =============        =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            FIDELITY(R) VIP                             FRANKLIN
                                         FIDELITY(R) VIP    DYNAMIC CAPITAL    FIDELITY(R) VIP           RISING
                                         VALUE STRATEGIES     APPRECIATION     STRATEGIC INCOME        DIVIDENDS
                                            PORTFOLIO          PORTFOLIO          PORTFOLIO         SECURITIES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(12,664)         $(10,686)           $3,345               $(340,688)
 Net realized gain (loss) on security
  transactions                                 117,190            30,732              (140)             25,791,753
 Net realized gain on distributions                 --            59,219               908                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     206,825           114,422            (4,951)             39,496,943
                                            ----------          --------           -------            ------------
 Net increase (decrease) in net assets
  resulting from operations                    311,351           193,687              (838)             64,948,008
                                            ----------          --------           -------            ------------
UNIT TRANSACTIONS:
 Purchases                                       5,802             3,966             1,206               1,291,611
 Net transfers                                 164,620           489,615            27,629              (4,381,187)
 Surrenders for benefit payments and
  fees                                        (117,214)          (46,717)           (5,167)            (64,774,904)
 Other transactions                                 --                 1                --                 311,196
 Death benefits                                 (1,383)           (6,428)               --              (4,682,894)
 Net annuity transactions                      (12,270)               --                --                  78,962
                                            ----------          --------           -------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              39,555           440,437            23,668             (72,157,216)
                                            ----------          --------           -------            ------------
 Net increase (decrease) in net assets         350,906           634,124            22,830              (7,209,208)
NET ASSETS:
 Beginning of year                           1,103,134           298,735            76,249             265,268,303
                                            ----------          --------           -------            ------------
 End of year                                $1,454,040          $932,859           $99,079            $258,059,095
                                            ==========          ========           =======            ============

                                                                   FRANKLIN             FRANKLIN
                                           FRANKLIN               LARGE CAP              GLOBAL
                                            INCOME                  GROWTH            REAL ESTATE
                                        SECURITIES FUND        SECURITIES FUND      SECURITIES FUND
                                          SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $34,635,184              $(279,898)            $38,400
 Net realized gain (loss) on security
  transactions                               6,793,291              3,520,770             (33,520)
 Net realized gain on distributions                 --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  39,831,674              5,460,085               4,489
                                         -------------           ------------          ----------
 Net increase (decrease) in net assets
  resulting from operations                 81,260,149              8,700,957               9,369
                                         -------------           ------------          ----------
UNIT TRANSACTIONS:
 Purchases                                   3,697,340                242,603                 260
 Net transfers                             (45,589,318)            (1,766,359)            159,570
 Surrenders for benefit payments and
  fees                                    (161,039,423)            (9,238,145)           (192,853)
 Other transactions                            519,333                 16,474                  (2)
 Death benefits                            (16,864,535)              (546,858)            (28,455)
 Net annuity transactions                      364,773                 (1,590)             (4,533)
                                         -------------           ------------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions        (218,911,830)           (11,293,875)            (66,013)
                                         -------------           ------------          ----------
 Net increase (decrease) in net assets    (137,651,681)            (2,592,918)            (56,644)
NET ASSETS:
 Beginning of year                         783,413,687             37,642,123           1,210,389
                                         -------------           ------------          ----------
 End of year                              $645,762,006            $35,049,205          $1,153,745
                                         =============           ============          ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                FRANKLIN             FRANKLIN
                                             SMALL-MID CAP           SMALL CAP
                                                 GROWTH                VALUE
                                            SECURITIES FUND       SECURITIES FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(1,365,931)            $(96,614)
 Net realized gain (loss) on security
  transactions                                   5,204,724            2,050,342
 Net realized gain on distributions              4,760,937              297,437
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      14,243,229            3,029,296
                                              ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     22,842,959            5,280,461
                                              ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                         293,687              118,527
 Net transfers                                   2,109,622            3,074,072
 Surrenders for benefit payments and
  fees                                         (15,289,852)          (3,383,817)
 Other transactions                                 45,139                9,055
 Death benefits                                 (1,144,003)            (129,703)
 Net annuity transactions                           (7,538)                 870
                                              ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (13,992,945)            (310,996)
                                              ------------          -----------
 Net increase (decrease) in net assets           8,850,014            4,969,465
NET ASSETS:
 Beginning of year                              70,495,268           15,778,584
                                              ------------          -----------
 End of year                                   $79,345,282          $20,748,049
                                              ============          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                   TEMPLETON
                                      STRATEGIC                                   DEVELOPING            TEMPLETON
                                        INCOME            MUTUAL SHARES            MARKETS               FOREIGN
                                   SECURITIES FUND       SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $9,803,100              $999,678              $140,577              $817,203
 Net realized gain (loss) on
  security transactions                 3,374,140            22,673,167               453,221             6,562,708
 Net realized gain on
  distributions                         2,891,439                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     (12,519,027)           58,653,249            (1,821,192)           16,137,408
                                     ------------          ------------          ------------          ------------
 Net increase (decrease) in net
  assets resulting from
  operations                            3,549,652            82,326,094            (1,227,394)           23,517,319
                                     ------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                              1,332,485             1,839,918               262,114               902,577
 Net transfers                         (6,259,405)          (11,690,183)           (3,234,761)           (6,506,013)
 Surrenders for benefit
  payments and fees                   (47,166,190)          (77,192,270)          (10,342,256)          (29,493,405)
 Other transactions                        61,886               293,139                33,563                50,662
 Death benefits                        (3,854,432)           (7,224,189)             (484,474)           (2,379,400)
 Net annuity transactions                 220,618               174,639                25,054                 5,901
                                     ------------          ------------          ------------          ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        (55,665,038)          (93,798,946)          (13,740,760)          (37,419,678)
                                     ------------          ------------          ------------          ------------
 Net increase (decrease) in net
  assets                              (52,115,386)          (11,472,852)          (14,968,154)          (13,902,359)
NET ASSETS:
 Beginning of year                    250,767,431           355,309,139            49,109,466           131,974,526
                                     ------------          ------------          ------------          ------------
 End of year                         $198,652,045          $343,836,287           $34,141,312          $118,072,167
                                     ============          ============          ============          ============

                                                                                  FRANKLIN
                                      TEMPLETON               MUTUAL              FLEX CAP
                                        GROWTH           GLOBAL DISCOVERY          GROWTH
                                   SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $2,229,770              $357,409            $(306,155)
 Net realized gain (loss) on
  security transactions                 8,579,200             6,952,118            2,078,986
 Net realized gain on
  distributions                                --             9,600,737               45,994
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      45,001,247             8,182,658            3,279,395
                                     ------------          ------------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations                           55,810,217            25,092,922            5,098,220
                                     ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                              1,377,570               898,318               68,613
 Net transfers                        (14,814,674)           (8,834,567)          (1,132,710)
 Surrenders for benefit
  payments and fees                   (48,730,747)          (24,813,820)          (4,131,771)
 Other transactions                       180,543               118,621               18,714
 Death benefits                        (4,475,144)           (1,391,799)            (351,779)
 Net annuity transactions                  89,478               (47,049)              (3,159)
                                     ------------          ------------          -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        (66,372,974)          (34,070,296)          (5,532,092)
                                     ------------          ------------          -----------
 Net increase (decrease) in net
  assets                              (10,562,757)           (8,977,374)            (433,872)
NET ASSETS:
 Beginning of year                    226,483,345           113,098,587           17,617,666
                                     ------------          ------------          -----------
 End of year                         $215,920,588          $104,121,213          $17,183,794
                                     ============          ============          ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               FRANKLIN
                                               LARGE CAP            TEMPLETON
                                                 VALUE             GLOBAL BOND
                                            SECURITIES FUND      SECURITIES FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(38,429)            $619,516
 Net realized gain (loss) on security
  transactions                                    712,784              383,703
 Net realized gain on distributions                    --              250,819
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,826,861           (1,276,504)
                                              -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     2,501,216              (22,466)
                                              -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                         55,196              156,821
 Net transfers                                  2,007,365             (525,656)
 Surrenders for benefit payments and
  fees                                         (1,814,843)          (2,804,518)
 Other transactions                                15,767                  (78)
 Death benefits                                  (334,831)            (315,953)
 Net annuity transactions                              --               (7,289)
                                              -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (71,346)          (3,496,673)
                                              -----------          -----------
 Net increase (decrease) in net assets          2,429,870           (3,519,139)
NET ASSETS:
 Beginning of year                              7,603,552           22,345,330
                                              -----------          -----------
 End of year                                  $10,033,422          $18,826,191
                                              ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD          HARTFORD          HARTFORD
                                         HARTFORD           TOTAL            CAPITAL           DIVIDEND
                                         BALANCED        RETURN BOND       APPRECIATION       AND GROWTH
                                         HLS FUND          HLS FUND          HLS FUND          HLS FUND
                                        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(86,217)       $3,754,851       $(1,102,755)         $318,725
 Net realized gain (loss) on security
  transactions                              352,201         1,461,562        12,875,750         7,497,828
 Net realized gain on distributions              --                --           395,547         2,827,327
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                2,697,567       (10,070,823)       34,696,882        17,138,466
                                        -----------      ------------      ------------      ------------
 Net increase (decrease) in net assets
  resulting from operations               2,963,551        (4,854,410)       46,865,424        27,782,346
                                        -----------      ------------      ------------      ------------
UNIT TRANSACTIONS:
 Purchases                                   55,304         1,120,073           786,917           689,266
 Net transfers                            1,903,825        15,539,512       (13,829,542)       (4,543,269)
 Surrenders for benefit payments and
  fees                                   (2,654,441)      (18,561,225)      (17,515,362)      (12,341,602)
 Other transactions                            (240)              485             2,416                10
 Death benefits                            (395,471)       (2,968,060)       (2,075,879)       (1,750,663)
 Net annuity transactions                    68,769           (28,701)           44,151            88,895
                                        -----------      ------------      ------------      ------------
 Net increase (decrease) in net assets
  resulting from unit transactions       (1,022,254)       (4,897,916)      (32,587,299)      (17,857,363)
                                        -----------      ------------      ------------      ------------
 Net increase (decrease) in net assets    1,941,297        (9,752,326)       14,278,125         9,924,983
NET ASSETS:
 Beginning of year                       16,214,421       164,645,075       142,494,694       100,678,897
                                        -----------      ------------      ------------      ------------
 End of year                            $18,155,718      $154,892,749      $156,772,819      $110,603,880
                                        ===========      ============      ============      ============


                                            HARTFORD           HARTFORD          HARTFORD
                                         GLOBAL RESEARCH      HEALTHCARE       GLOBAL GROWTH
                                            HLS FUND           HLS FUND          HLS FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(2,291)          $(1,830)           $(6,466)
 Net realized gain (loss) on security
  transactions                                 17,851            33,041             28,752
 Net realized gain on distributions                --             8,643                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     61,451            25,906            179,530
                                            ---------          --------          ---------
 Net increase (decrease) in net assets
  resulting from operations                    77,011            65,760            201,816
                                            ---------          --------          ---------
UNIT TRANSACTIONS:
 Purchases                                         --                --                935
 Net transfers                                 40,799               320            (38,823)
 Surrenders for benefit payments and
  fees                                       (102,776)          (86,278)          (161,540)
 Other transactions                                --                (1)               608
 Death benefits                                    --                --                 --
 Net annuity transactions                          --                --             (1,425)
                                            ---------          --------          ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (61,977)          (85,959)          (200,245)
                                            ---------          --------          ---------
 Net increase (decrease) in net assets         15,034           (20,199)             1,571
NET ASSETS:
 Beginning of year                            340,244           176,031            689,814
                                            ---------          --------          ---------
 End of year                                 $355,278          $155,832           $691,385
                                            =========          ========          =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           HARTFORD
                                          DISCIPLINED           HARTFORD
                                            EQUITY               GROWTH
                                           HLS FUND             HLS FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(75,428)           $(15,426)
 Net realized gain (loss) on security
  transactions                              1,026,234              71,301
 Net realized gain on distributions                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  2,988,945             313,194
                                          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                 3,939,751             369,069
                                          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                    128,614              11,335
 Net transfers                               (518,265)           (106,892)
 Surrenders for benefit payments and
  fees                                     (1,176,586)           (111,443)
 Other transactions                               924                  --
 Death benefits                              (105,146)             (3,469)
 Net annuity transactions                        (557)                 --
                                          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions         (1,671,016)           (210,469)
                                          -----------          ----------
 Net increase (decrease) in net assets      2,268,735             158,600
NET ASSETS:
 Beginning of year                         12,398,836           1,187,943
                                          -----------          ----------
 End of year                              $14,667,571          $1,346,543
                                          ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD                                                   HARTFORD
                                           GROWTH           HARTFORD             HARTFORD          INTERNATIONAL
                                        OPPORTUNITIES      HIGH YIELD             INDEX            OPPORTUNITIES
                                          HLS FUND          HLS FUND             HLS FUND            HLS FUND
                                         SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(488,979)         $621,619             $31,263              $37,238
 Net realized gain (loss) on security
  transactions                             3,411,343           135,700             276,916              472,991
 Net realized gain on distributions               --                --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 6,423,032          (307,859)          1,608,388            1,129,896
                                         -----------       -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                9,345,396           449,460           1,916,567            1,640,125
                                         -----------       -----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                   188,772           104,931             523,876               23,803
 Net transfers                            (3,282,137)          (51,046)           (696,346)             (13,371)
 Surrenders for benefit payments and
  fees                                    (3,228,446)         (993,633)           (182,701)            (959,004)
 Other transactions                               27                12                (579)                (158)
 Death benefits                             (351,043)         (177,290)                 --             (115,845)
 Net annuity transactions                         --                --                  --                  967
                                         -----------       -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions        (6,672,827)       (1,117,026)           (355,750)          (1,063,608)
                                         -----------       -----------          ----------          -----------
 Net increase (decrease) in net assets     2,672,569          (667,566)          1,560,817              576,517
NET ASSETS:
 Beginning of year                        30,798,245        10,017,305           6,062,983            9,070,977
                                         -----------       -----------          ----------          -----------
 End of year                             $33,470,814        $9,349,739          $7,623,800           $9,647,494
                                         ===========       ===========          ==========          ===========

                                             HARTFORD
                                          SMALL/MID CAP          HARTFORD           HARTFORD
                                              EQUITY              MIDCAP          MIDCAP VALUE
                                             HLS FUND            HLS FUND           HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(10,619)           $(15,964)          $(4,712)
 Net realized gain (loss) on security
  transactions                                 159,323             125,127            21,235
 Net realized gain on distributions            162,526              42,983                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     396,301             213,523           110,425
                                            ----------          ----------          --------
 Net increase (decrease) in net assets
  resulting from operations                    707,531             365,669           126,948
                                            ----------          ----------          --------
UNIT TRANSACTIONS:
 Purchases                                       5,770                  --                --
 Net transfers                                  37,579             (28,934)          177,951
 Surrenders for benefit payments and
  fees                                        (339,306)           (344,398)          (10,912)
 Other transactions                                139                 695               266
 Death benefits                                (71,101)            (27,240)          (18,397)
 Net annuity transactions                           --              (5,624)               --
                                            ----------          ----------          --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (366,919)           (405,501)          148,908
                                            ----------          ----------          --------
 Net increase (decrease) in net assets         340,612             (39,832)          275,856
NET ASSETS:
 Beginning of year                           2,146,368           1,167,561           331,642
                                            ----------          ----------          --------
 End of year                                $2,486,980          $1,127,729          $607,498
                                            ==========          ==========          ========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                                  HARTFORD                  HARTFORD
                                               ULTRASHORT BOND            SMALL COMPANY
                                                  HLS FUND                  HLS FUND
                                               SUB-ACCOUNT (5)             SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(2,999,819)                $(85,020)
 Net realized gain (loss) on security
  transactions                                          (2,156)                 699,623
 Net realized gain on distributions                         --                  354,870
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                              (6,349)                 602,061
                                               ---------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         (3,008,324)               1,571,534
                                               ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                                           1,689,651                   23,052
 Net transfers                                      58,329,806                  444,662
 Surrenders for benefit payments and
  fees                                            (125,848,645)              (1,101,594)
 Other transactions                                    330,248                    2,189
 Death benefits                                     (5,328,586)                (144,566)
 Net annuity transactions                              110,702                   (2,827)
                                               ---------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (70,716,824)                (779,084)
                                               ---------------            -------------
 Net increase (decrease) in net assets             (73,725,148)                 792,450
NET ASSETS:
 Beginning of year                                 195,450,120                4,180,772
                                               ---------------            -------------
 End of year                                      $121,724,972               $4,973,222
                                               ===============            =============

(5)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                HARTFORD
                                       HARTFORD          HARTFORD            U.S. GOVERNMENT         HARTFORD
                                   SMALLCAP GROWTH         STOCK               SECURITIES             VALUE
                                       HLS FUND          HLS FUND               HLS FUND             HLS FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(21,693)          $(28,612)               $44,280                $3,849
 Net realized gain (loss) on
  security transactions                   131,330            271,657                (33,728)              103,586
 Net realized gain on
  distributions                           220,137                 --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         240,191          2,110,366               (273,110)              341,952
                                     ------------      -------------          -------------          ------------
 Net increase (decrease) in net
  assets resulting from
  operations                              569,965          2,353,411               (262,558)              449,387
                                     ------------      -------------          -------------          ------------
UNIT TRANSACTIONS:
 Purchases                                 17,168            115,773                181,726                66,696
 Net transfers                            423,428           (113,810)            (1,203,951)               11,640
 Surrenders for benefit
  payments and fees                      (266,442)        (1,408,758)            (1,005,739)             (230,316)
 Other transactions                            49                (26)                    44                   284
 Death benefits                            (8,997)          (365,314)              (114,459)              (18,757)
 Net annuity transactions                  (6,483)            34,549                     --                  (758)
                                     ------------      -------------          -------------          ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            158,723         (1,737,586)            (2,142,379)             (171,211)
                                     ------------      -------------          -------------          ------------
 Net increase (decrease) in net
  assets                                  728,688            615,825             (2,404,937)              278,176
NET ASSETS:
 Beginning of year                      1,223,154          8,747,782              8,295,666             1,577,097
                                     ------------      -------------          -------------          ------------
 End of year                           $1,951,842         $9,363,607             $5,890,729            $1,855,273
                                     ============      =============          =============          ============

                                                               AMERICAN FUNDS
                                                                  BLUE CHIP
                                 HARTFORD ERICAN FUNDS           INCOME AND           AMERICAN FUNDS
                                 VALUE ASSET ALLOCATION            GROWTH                  BOND
                                 HLS FUND  HLS FUND               HLS FUND               HLS FUND
                                 SUB-ACCOUNT -ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(58,212)              $(10,658)              $182,082
 Net realized gain (loss) on
  security transactions                        870,195                462,719                326,400
 Net realized gain on
  distributions                                895,319                406,997                932,042
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            1,231,083                796,352             (2,691,477)
                                         -------------          -------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                                 2,938,385              1,655,410             (1,250,953)
                                         -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                      20,593                 15,422                194,019
 Net transfers                                 428,599                330,952              2,928,106
 Surrenders for benefit
  payments and fees                         (1,621,176)            (1,091,383)            (3,767,957)
 Other transactions                                 65                    (61)                    51
 Death benefits                               (249,502)               (85,784)              (402,035)
 Net annuity transactions                           --                     --                 (3,309)
                                         -------------          -------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              (1,421,421)              (830,854)            (1,051,125)
                                         -------------          -------------          -------------
 Net increase (decrease) in net
  assets                                     1,516,964                824,556             (2,302,078)
NET ASSETS:
 Beginning of year                          14,210,819              5,895,608             33,037,180
                                         -------------          -------------          -------------
 End of year                               $15,727,783             $6,720,164            $30,735,102
                                         =============          =============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       AMERICAN FUNDS
                                              AMERICAN FUNDS            GLOBAL GROWTH
                                                GLOBAL BOND              AND INCOME
                                                 HLS FUND                 HLS FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $66,712                  $84,827
 Net realized gain (loss) on security
  transactions                                        25,974                  882,376
 Net realized gain on distributions                  244,927                  167,889
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (532,620)                 996,541
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         (195,007)               2,131,633
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                            15,566                   14,058
 Net transfers                                      (225,118)                (182,599)
 Surrenders for benefit payments and
  fees                                              (499,153)              (1,897,856)
 Other transactions                                     (130)                     397
 Death benefits                                     (187,469)                (381,442)
 Net annuity transactions                                 --                       --
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (896,304)              (2,447,442)
                                               -------------            -------------
 Net increase (decrease) in net assets            (1,091,311)                (315,809)
NET ASSETS:
 Beginning of year                                 4,302,645               11,932,791
                                               -------------            -------------
 End of year                                      $3,211,334              $11,616,982
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                    AMERICAN FUNDS         GLOBAL SMALL          AMERICAN FUNDS         AMERICAN FUNDS
                                    GLOBAL GROWTH         CAPITALIZATION             GROWTH              GROWTH-INCOME
                                       HLS FUND              HLS FUND               HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(35,921)              $(59,299)             $(624,423)             $(118,284)
 Net realized gain (loss) on
  security transactions                   264,917                428,380              4,809,002              2,571,325
 Net realized gain on
  distributions                           192,317                894,077              1,793,645                378,111
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         328,736                854,150              8,473,726              5,873,753
                                     ------------          -------------          -------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              750,049              2,117,308             14,451,950              8,704,905
                                     ------------          -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                  1,090                 81,023                506,076                241,181
 Net transfers                           (380,556)              (505,048)            (2,936,462)            (1,934,445)
 Surrenders for benefit
  payments and fees                      (504,347)              (979,083)            (6,625,738)            (3,718,343)
 Other transactions                           (15)                   688                   (216)                   (26)
 Death benefits                            (9,043)              (117,702)              (532,759)              (437,022)
 Net annuity transactions                 (11,121)                (7,247)               (19,676)                (2,400)
                                     ------------          -------------          -------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (903,992)            (1,527,369)            (9,608,775)            (5,851,055)
                                     ------------          -------------          -------------          -------------
 Net increase (decrease) in net
  assets                                 (153,943)               589,939              4,843,175              2,853,850
NET ASSETS:
 Beginning of year                      3,446,588              8,935,634             56,492,571             30,944,586
                                     ------------          -------------          -------------          -------------
 End of year                           $3,292,645             $9,525,573            $61,335,746            $33,798,436
                                     ============          =============          =============          =============

                                                                                HARTFORD
                                    AMERICAN FUNDS         AMERICAN FUNDS       PORTFOLIO
                                     INTERNATIONAL           NEW WORLD         DIVERSIFIER
                                       HLS FUND               HLS FUND          HLS FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(144,734)             $(68,958)         $(170,707)
 Net realized gain (loss) on
  security transactions                  1,629,395               181,053           (494,626)
 Net realized gain on
  distributions                            714,952               814,408                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        4,634,176              (332,459)        (6,081,117)
                                     -------------          ------------      -------------
 Net increase (decrease) in net
  assets resulting from
  operations                             6,833,789               594,044         (6,746,450)
                                     -------------          ------------      -------------
UNIT TRANSACTIONS:
 Purchases                                 273,625                48,824          3,418,253
 Net transfers                          (2,394,914)             (121,393)        11,183,333
 Surrenders for benefit
  payments and fees                     (3,419,004)             (842,469)        (3,293,897)
 Other transactions                            110                   392               (859)
 Death benefits                           (531,957)              (49,659)          (231,895)
 Net annuity transactions                   (2,754)                   --                 --
                                     -------------          ------------      -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (6,074,894)             (964,305)        11,074,935
                                     -------------          ------------      -------------
 Net increase (decrease) in net
  assets                                   758,895              (370,261)         4,328,485
NET ASSETS:
 Beginning of year                      38,366,054             7,300,897         43,839,879
                                     -------------          ------------      -------------
 End of year                           $39,124,949            $6,930,636        $48,168,364
                                     =============          ============      =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HUNTINGTON VA          HUNTINGTON VA
                                                 INCOME               DIVIDEND
                                              EQUITY FUND           CAPTURE FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT (6)
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $120,193               $183,324
 Net realized gain (loss) on security
  transactions                                    106,353                340,251
 Net realized gain on distributions                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        656,840              1,206,377
                                               ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                       883,386              1,729,952
                                               ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                        216,213                299,531
 Net transfers                                   (381,282)              (374,291)
 Surrenders for benefit payments and
  fees                                           (421,069)            (1,327,932)
 Other transactions                                  (835)                   199
 Death benefits                                   (50,385)              (104,323)
 Net annuity transactions                              --                     --
                                               ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (637,358)            (1,506,816)
                                               ----------            -----------
 Net increase (decrease) in net assets            246,028                223,136
NET ASSETS:
 Beginning of year                              4,090,168              9,520,350
                                               ----------            -----------
 End of year                                   $4,336,196             $9,743,486
                                               ==========            ===========

(6) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                    HUNTINGTON VA            MID CORP               ROTATING           INTERNATIONAL
                                     GROWTH FUND           AMERICA FUND           MARKETS FUND          EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(13,321)              $(66,043)             $(15,142)                 $330
 Net realized gain (loss) on
  security transactions                   63,662                385,447                22,968                93,607
 Net realized gain on
  distributions                               --                424,939               128,126                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        656,307              1,217,717               140,061               925,760
                                      ----------            -----------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                             706,648              1,962,060               276,013             1,019,697
                                      ----------            -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 7,398                 59,244                   512               161,752
 Net transfers                          (201,653)              (661,774)               65,623              (424,775)
 Surrenders for benefit
  payments and fees                     (282,155)            (1,015,346)             (135,602)             (597,295)
 Other transactions                          (10)                     6                     1                  (306)
 Death benefits                          (41,749)               (81,957)              (12,150)              (90,127)
 Net annuity transactions                     --                     --                    --                    --
                                      ----------            -----------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (518,169)            (1,699,827)              (81,616)             (950,751)
                                      ----------            -----------            ----------            ----------
 Net increase (decrease) in net
  assets                                 188,479                262,233               194,397                68,946
NET ASSETS:
 Beginning of year                     2,409,286              7,107,999             1,303,828             5,219,797
                                      ----------            -----------            ----------            ----------
 End of year                          $2,597,765             $7,370,232            $1,498,225            $5,288,743
                                      ==========            ===========            ==========            ==========

                                    HUNTINGTON VA                                 LORD ABBETT
                                       MORTGAGE            HUNTINGTON VA          FUNDAMENTAL
                                   SECURITIES FUND          SITUS FUND            EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $29,895               $(81,220)              $(9,881)
 Net realized gain (loss) on
  security transactions                   39,426                448,718               109,795
 Net realized gain on
  distributions                               --                     --               212,674
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       (160,866)             1,206,821               226,626
                                      ----------            -----------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                             (91,545)             1,574,319               539,214
                                      ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 7,764                 53,029                88,877
 Net transfers                            18,272               (300,804)             (406,965)
 Surrenders for benefit
  payments and fees                     (350,081)              (804,519)             (164,029)
 Other transactions                           (1)                    32                    21
 Death benefits                          (50,948)               (35,458)                   --
 Net annuity transactions                     --                     --                    --
                                      ----------            -----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (374,994)            (1,087,720)             (482,096)
                                      ----------            -----------            ----------
 Net increase (decrease) in net
  assets                                (466,539)               486,599                57,118
NET ASSETS:
 Beginning of year                     3,217,238              5,782,957             1,731,468
                                      ----------            -----------            ----------
 End of year                          $2,750,699             $6,269,556            $1,788,586
                                      ==========            ===========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               LORD ABBETT
                                                CALIBRATED              LORD ABBETT
                                                 DIVIDEND                  BOND
                                               GROWTH FUND            DEBENTURE FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $26,474                 $446,760
 Net realized gain (loss) on security
  transactions                                      114,382                  467,296
 Net realized gain on distributions                 497,798                  266,779
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          190,587                 (290,894)
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         829,241                  889,941
                                               ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                            7,409                  101,261
 Net transfers                                    2,592,382                  354,725
 Surrenders for benefit payments and
  fees                                             (431,192)              (1,879,443)
 Other transactions                                       5                       --
 Death benefits                                          --                 (141,534)
 Net annuity transactions                                --                   (1,768)
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                2,168,604               (1,566,759)
                                               ------------            -------------
 Net increase (decrease) in net assets            2,997,845                 (676,818)
NET ASSETS:
 Beginning of year                                2,646,396               14,184,226
                                               ------------            -------------
 End of year                                     $5,644,241              $13,507,408
                                               ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                      GROWTH AND        MFS(R) CORE           MFS(R) GROWTH      MFS(R) GLOBAL
                                     INCOME FUND       EQUITY SERIES             SERIES          EQUITY SERIES
                                     SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(23,607)          $(48,273)             $(390,812)          $(74,523)
 Net realized gain (loss) on
  security transactions                   199,422            604,617              2,600,429            928,689
 Net realized gain on
  distributions                                --                 --                202,728                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         658,398          1,107,575              5,773,804            901,395
                                     ------------      -------------          -------------      -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              834,213          1,663,919              8,186,149          1,755,561
                                     ------------      -------------          -------------      -------------
UNIT TRANSACTIONS:
 Purchases                                     70              4,215                152,621             23,209
 Net transfers                          2,042,880            551,781             13,965,461            776,251
 Surrenders for benefit
  payments and fees                      (295,764)        (1,689,492)            (6,687,902)        (1,508,207)
 Other transactions                            (6)               (13)                29,435                 (1)
 Death benefits                                --           (207,537)              (278,787)          (260,598)
 Net annuity transactions                      --              8,761                (19,646)            (5,707)
                                     ------------      -------------          -------------      -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          1,747,180         (1,332,285)             7,161,182           (975,053)
                                     ------------      -------------          -------------      -------------
 Net increase (decrease) in net
  assets                                2,581,393            331,634             15,347,331            780,508
NET ASSETS:
 Beginning of year                      2,235,361          5,678,459             20,452,997          7,288,786
                                     ------------      -------------          -------------      -------------
 End of year                           $4,816,754         $6,010,093            $35,800,328         $8,069,294
                                     ============      =============          =============      =============

                                   MFS(R) INVESTORS
                                        GROWTH             MFS(R) INVESTORS        MFS(R) MID CAP
                                     STOCK SERIES            TRUST SERIES           GROWTH SERIES
                                      SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(117,315)              $(681,904)             $(388,342)
 Net realized gain (loss) on
  security transactions                  1,214,242              12,229,697              1,499,570
 Net realized gain on
  distributions                            286,783                      --                 79,334
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        1,012,101              12,156,661              5,035,303
                                     -------------          --------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                             2,395,811              23,704,454              6,225,865
                                     -------------          --------------          -------------
UNIT TRANSACTIONS:
 Purchases                                   8,277                 578,878                132,796
 Net transfers                            (732,991)            (11,640,035)               332,587
 Surrenders for benefit
  payments and fees                     (2,573,525)            (21,706,496)            (4,441,716)
 Other transactions                         11,030                  51,929                  1,790
 Death benefits                           (149,241)             (1,761,590)              (253,981)
 Net annuity transactions                  (38,045)                 (8,699)                24,746
                                     -------------          --------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (3,474,495)            (34,486,013)            (4,203,778)
                                     -------------          --------------          -------------
 Net increase (decrease) in net
  assets                                (1,078,684)            (10,781,559)             2,022,087
NET ASSETS:
 Beginning of year                      10,286,064              95,170,363             19,466,114
                                     -------------          --------------          -------------
 End of year                            $9,207,380             $84,388,804            $21,488,201
                                     =============          ==============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               MFS(R) NEW        MFS(R) TOTAL
                                            DISCOVERY SERIES     RETURN SERIES
                                               SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(1,159,403)         $(155,799)
 Net realized gain (loss) on security
  transactions                                   7,108,379         11,036,548
 Net realized gain on distributions                517,538                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      14,726,396         36,033,047
                                               -----------       ------------
 Net increase (decrease) in net assets
  resulting from operations                     21,192,910         46,913,796
                                               -----------       ------------
UNIT TRANSACTIONS:
 Purchases                                         452,965          1,758,719
 Net transfers                                  (5,622,340)       (21,519,669)
 Surrenders for benefit payments and
  fees                                         (15,746,134)       (67,228,687)
 Other transactions                                 49,424            214,889
 Death benefits                                 (1,013,712)        (6,722,188)
 Net annuity transactions                          (24,306)           187,666
                                               -----------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (21,904,103)       (93,309,270)
                                               -----------       ------------
 Net increase (decrease) in net assets            (711,193)       (46,395,474)
NET ASSETS:
 Beginning of year                              62,669,054        315,385,211
                                               -----------       ------------
 End of year                                   $61,957,861       $268,989,737
                                               ===========       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MFS(R) VALUE        MFS(R) RESEARCH        MFS(R) RESEARCH       MFS(R) RESEARCH
                                    SERIES             BOND SERIES        INTERNATIONAL SERIES         SERIES
                                 SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(532,511)             $(403,028)              $27,699              $(77,082)
 Net realized gain (loss) on
  security transactions            7,413,609              2,301,657              (345,913)              680,106
 Net realized gain on
  distributions                      275,869                455,304                    --                12,988
 Net unrealized appreciation
  (depreciation) of investments
  during the year                 19,453,841             (4,180,148)            3,279,268               742,323
                                 -----------           ------------           -----------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                      26,610,808             (1,826,215)            2,961,054             1,358,335
                                 -----------           ------------           -----------            ----------
UNIT TRANSACTIONS:
 Purchases                           686,303                733,621                89,153                21,146
 Net transfers                     3,229,842             63,757,909            (1,776,340)              528,272
 Surrenders for benefit
  payments and fees              (19,003,779)           (23,523,906)           (3,713,640)           (1,325,404)
 Other transactions                   33,356                198,424                15,265                12,166
 Death benefits                   (1,377,860)            (1,587,199)             (284,290)              (33,812)
 Net annuity transactions               (168)                 1,121                  (617)                   --
                                 -----------           ------------           -----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                   (16,432,306)            39,579,970            (5,670,469)             (797,632)
                                 -----------           ------------           -----------            ----------
 Net increase (decrease) in net
  assets                          10,178,502             37,753,755            (2,709,415)              560,703
NET ASSETS:
 Beginning of year                86,066,142             85,900,778            20,403,493             4,981,965
                                 -----------           ------------           -----------            ----------
 End of year                     $96,244,644           $123,654,533           $17,694,078            $5,542,668
                                 ===========           ============           ===========            ==========

                                     MFS(R) HIGH            BLACKROCK                BLACKROCK
                                        YIELD                 GLOBAL                   GLOBAL
                                      PORTFOLIO        ALLOCATION V.I. FUND   OPPORTUNITIES V.I. FUND
                                 SUB-ACCOUNT (7)(8)        SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $8,425,988               $1,255                   $(510)
 Net realized gain (loss) on
  security transactions               (8,491,404)                 285                      97
 Net realized gain on
  distributions                               --                8,981                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      2,917,052                9,181                   6,676
                                     -----------             --------                 -------
 Net increase (decrease) in net
  assets resulting from
  operations                           2,851,636               19,702                   6,263
                                     -----------             --------                 -------
UNIT TRANSACTIONS:
 Purchases                               413,134                1,280                      --
 Net transfers                        (5,332,554)             116,957                   6,677
 Surrenders for benefit
  payments and fees                  (15,230,187)              (7,431)                     (1)
 Other transactions                       31,834                   (3)                     --
 Death benefits                       (1,537,998)                  --                      --
 Net annuity transactions                 21,628                   --                      --
                                     -----------             --------                 -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                       (21,634,143)             110,803                   6,676
                                     -----------             --------                 -------
 Net increase (decrease) in net
  assets                             (18,782,507)             130,505                  12,939
NET ASSETS:
 Beginning of year                    73,113,855               96,822                  21,086
                                     -----------             --------                 -------
 End of year                         $54,331,348             $227,327                 $34,025
                                     ===========             ========                 =======

(7)  Funded as of August 15, 2013.

(8) Effective August 16, 2013 MFS(R) High Income Series merged with MFS(R) High Yield Portfolio.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              BLACKROCK            BLACKROCK
                                              LARGE CAP              EQUITY
                                           GROWTH V.I. FUND    DIVIDEND V.I. FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(5,614)              $10,937
 Net realized gain (loss) on security
  transactions                                   25,135                77,854
 Net realized gain on distributions              32,100                13,969
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       58,916               133,849
                                               --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     110,537               236,609
                                               --------            ----------
UNIT TRANSACTIONS:
 Purchases                                           --               211,496
 Net transfers                                   (2,397)             (405,335)
 Surrenders for benefit payments and
  fees                                          (51,760)              (66,066)
 Other transactions                                  --                    30
 Death benefits                                 (31,765)                   --
 Net annuity transactions                            --                    --
                                               --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (85,922)             (259,875)
                                               --------            ----------
 Net increase (decrease) in net assets           24,615               (23,266)
NET ASSETS:
 Beginning of year                              414,538             1,029,040
                                               --------            ----------
 End of year                                   $439,153            $1,005,774
                                               ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            UIF CORE PLUS                                     UIF MID CAP           INVESCO V.I.
                                             FIXED INCOME              UIF GROWTH                GROWTH               AMERICAN
                                              PORTFOLIO                PORTFOLIO               PORTFOLIO             VALUE FUND
                                         SUB-ACCOUNT (9)(10)    SUB-ACCOUNT (9)(11)(12)       SUB-ACCOUNT         SUB-ACCOUNT (13)
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $5,365                  $(4,239)                $(30,601)              $(8,928)
 Net realized gain (loss) on security
  transactions                                   (8,945)                  32,964                  156,577                43,704
 Net realized gain on distributions                  --                   29,266                   52,176                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        3,189                   24,489                  502,779               225,634
                                               --------                 --------               ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                        (391)                  82,480                  680,931               260,410
                                               --------                 --------               ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       11,344                   29,250                    1,907                 2,188
 Net transfers                                  (63,479)                 (12,948)                 (78,492)               17,035
 Surrenders for benefit payments and
  fees                                             (617)                  (8,548)                (372,904)              (49,157)
 Other transactions                                  --                       --                        6                    --
 Death benefits                                      --                       --                   (6,434)                   --
 Net annuity transactions                            --                       --                   (9,650)                   --
                                               --------                 --------               ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (52,752)                   7,754                 (465,567)              (29,934)
                                               --------                 --------               ----------            ----------
 Net increase (decrease) in net assets          (53,143)                  90,234                  215,364               230,476
NET ASSETS:
 Beginning of year                               84,156                  185,018                2,105,964               836,670
                                               --------                 --------               ----------            ----------
 End of year                                    $31,013                 $275,252               $2,321,328            $1,067,146
                                               ========                 ========               ==========            ==========

                                         MORGAN STANLEY --                                COLUMBIA VARIABLE
                                              MID CAP                BLACKROCK              PORTFOLIO --
                                               GROWTH                 CAPITAL           MARSICO INTERNATIONAL
                                             PORTFOLIO        APPRECIATION V.I. FUND     OPPORTUNITIES FUND
                                            SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(3,531)                $(7,784)                $(151,761)
 Net realized gain (loss) on security
  transactions                                     497                  91,604                   645,672
 Net realized gain on distributions                571                 127,441                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      66,053                  84,619                   963,708
                                              --------               ---------               -----------
 Net increase (decrease) in net assets
  resulting from operations                     63,590                 295,880                 1,457,619
                                              --------               ---------               -----------
UNIT TRANSACTIONS:
 Purchases                                      58,500                 199,747                    82,251
 Net transfers                                    (675)               (486,487)                 (106,745)
 Surrenders for benefit payments and
  fees                                         (10,084)                (62,322)               (1,353,823)
 Other transactions                                  1                     (54)                       16
 Death benefits                                     --                      --                  (193,874)
 Net annuity transactions                           --                      --                     4,441
                                              --------               ---------               -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              47,742                (349,116)               (1,567,734)
                                              --------               ---------               -----------
 Net increase (decrease) in net assets         111,332                 (53,236)                 (110,115)
NET ASSETS:
 Beginning of year                             171,993                 972,985                 9,036,590
                                              --------               ---------               -----------
 End of year                                  $283,325                $919,749                $8,926,475
                                              ========               =========               ===========

(9)  Funded as of September 6, 2013.

(10) Effective September 6, 2013 Morgan Stanley -- Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

(11) Effective September 6, 2013 Morgan Stanley -- Focus Growth Portfolio merged with UIF Growth Portfolio.

(12) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

(13) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                               PORTFOLIO --             PORTFOLIO --
                                              MARSICO FOCUSED         ASSET ALLOCATION
                                               EQUITIES FUND                FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(138,437)                $10,706
 Net realized gain (loss) on security
  transactions                                       624,232                (120,767)
 Net realized gain on distributions                1,235,897                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           805,329                 676,573
                                               -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        2,527,021                 566,512
                                               -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                            32,396                   9,567
 Net transfers                                      (131,997)                  7,025
 Surrenders for benefit payments and
  fees                                            (1,295,383)               (715,524)
 Other transactions                                      (54)                      5
 Death benefits                                     (259,185)               (137,767)
 Net annuity transactions                              6,712                  (1,747)
                                               -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (1,647,511)               (838,441)
                                               -------------            ------------
 Net increase (decrease) in net assets               879,510                (271,929)
NET ASSETS:
 Beginning of year                                 7,799,396               3,985,657
                                               -------------            ------------
 End of year                                      $8,678,906              $3,713,728
                                               =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          COLUMBIA VARIABLE     COLUMBIA VARIABLE      COLUMBIA VARIABLE      COLUMBIA VARIABLE
                                            PORTFOLIO --           PORTFOLIO --          PORTFOLIO --           PORTFOLIO --
                                               MARSICO             MARSICO 21ST            DIVIDEND                INCOME
                                             GROWTH FUND           CENTURY FUND        OPPORTUNITY FUND      OPPORTUNITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT (14)(15)
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(130,960)             $(32,526)             $(215,630)            $1,169,929
 Net realized gain (loss) on security
  transactions                                    837,491               295,077                363,127                589,391
 Net realized gain on distributions                    --                    --                     --                412,272
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,255,899               402,178              2,051,727             (1,893,965)
                                            -------------          ------------          -------------          -------------
 Net increase (decrease) in net assets
  resulting from operations                     1,962,430               664,729              2,199,224                277,627
                                            -------------          ------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                         68,814                   480                114,517                150,948
 Net transfers                                   (310,691)              106,905               (186,416)               132,821
 Surrenders for benefit payments and
  fees                                         (1,060,526)             (289,623)            (1,701,540)            (1,491,383)
 Other transactions                                   118                   (15)                    (7)                    56
 Death benefits                                  (294,859)             (135,515)              (269,404)              (410,687)
 Net annuity transactions                           9,533                  (385)                11,420                  5,179
                                            -------------          ------------          -------------          -------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,587,611)             (318,153)            (2,031,430)            (1,613,066)
                                            -------------          ------------          -------------          -------------
 Net increase (decrease) in net assets            374,819               346,576                167,794             (1,335,439)
NET ASSETS:
 Beginning of year                              6,709,942             1,872,420              9,901,448             10,423,315
                                            -------------          ------------          -------------          -------------
 End of year                                   $7,084,761            $2,218,996            $10,069,242             $9,087,876
                                            =============          ============          =============          =============

                                            COLUMBIA VARIABLE         OPPENHEIMER
                                              PORTFOLIO --              CAPITAL             OPPENHEIMER
                                             MID CAP GROWTH           APPRECIATION            GLOBAL
                                            OPPORTUNITY FUND            FUND/VA               FUND/VA
                                          SUB-ACCOUNT (14)(16)        SUB-ACCOUNT        SUB-ACCOUNT (17)
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(199,193)              $(4,180)              $(30,720)
 Net realized gain (loss) on security
  transactions                                     (677,307)               13,811                581,023
 Net realized gain on distributions               3,216,803                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          108,311               134,775              1,013,336
                                              -------------            ----------          -------------
 Net increase (decrease) in net assets
  resulting from operations                       2,448,614               144,406              1,563,639
                                              -------------            ----------          -------------
UNIT TRANSACTIONS:
 Purchases                                          146,512                    --                 12,695
 Net transfers                                     (340,200)               88,988               (167,851)
 Surrenders for benefit payments and
  fees                                           (1,626,225)              (18,534)              (847,045)
 Other transactions                                     111                    --                     (5)
 Death benefits                                    (282,010)                   --                (22,236)
 Net annuity transactions                             3,631                    --                     --
                                              -------------            ----------          -------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (2,098,181)               70,454             (1,024,442)
                                              -------------            ----------          -------------
 Net increase (decrease) in net assets              350,433               214,860                539,197
NET ASSETS:
 Beginning of year                                9,616,372               482,974              6,806,454
                                              -------------            ----------          -------------
 End of year                                     $9,966,805              $697,834             $7,345,651
                                              =============            ==========          =============

(14) Funded as of April 26, 2013.

(15) Effective April 26, 2013 Columbia Variable Portfolio -- High Income Fund merged with Columbia Variable Portfolio -- Income Opportunities Fund.

(16) Effective April 26, 2013 Columbia Variable Portfolio -- Mid Cap Growth Fund merged with Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund.

(17) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                    OPPENHEIMER
                                              OPPENHEIMER           MAIN STREET
                                              MAIN STREET            SMALL CAP
                                               FUND(R)/VA             FUND/VA
                                              SUB-ACCOUNT         SUB-ACCOUNT (18)
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(9,154)             $(57,215)
 Net realized gain (loss) on security
  transactions                                     80,140               966,720
 Net realized gain on distributions                    --                77,007
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        238,039             1,062,390
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       309,025             2,048,902
                                               ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                            737                30,486
 Net transfers                                    (30,927)             (474,742)
 Surrenders for benefit payments and
  fees                                           (109,325)             (965,107)
 Other transactions                                    --                    (7)
 Death benefits                                    (3,553)              (43,900)
 Net annuity transactions                              --                    --
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (143,068)           (1,453,270)
                                               ----------            ----------
 Net increase (decrease) in net assets            165,957               595,632
NET ASSETS:
 Beginning of year                              1,110,299             5,931,035
                                               ----------            ----------
 End of year                                   $1,276,256            $6,526,667
                                               ==========            ==========

(18) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           OPPENHEIMER       PUTNAM VT            PUTNAM VT           PUTNAM VT
                                              EQUITY        DIVERSIFIED          GLOBAL ASSET       INTERNATIONAL
                                          INCOME FUND/VA    INCOME FUND        ALLOCATION FUND        VALUE FUND
                                         SUB-ACCOUNT (19)   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(416)         $370,150               $(166)               $844
 Net realized gain (loss) on security
  transactions                                 11,477           274,571             327,742               4,049
 Net realized gain on distributions                --                --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     40,060           649,653              (3,508)             32,708
                                             --------       -----------            --------            --------
 Net increase (decrease) in net assets
  resulting from operations                    51,121         1,294,374             324,068              37,601
                                             --------       -----------            --------            --------
UNIT TRANSACTIONS:
 Purchases                                         70           125,992               2,500              52,502
 Net transfers                                 38,984        (1,596,597)           (1,227,950)           14,252
 Surrenders for benefit payments and
  fees                                        (22,977)       (2,631,822)           (553,816)            (69,875)
 Other transactions                                79               (73)                 --                 316
 Death benefits                                    --          (173,613)             (1,971)                 --
 Net annuity transactions                          --                --                  --                  --
                                             --------       -----------            --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             16,156        (4,276,113)           (1,781,237)           (2,805)
                                             --------       -----------            --------            --------
 Net increase (decrease) in net assets         67,277        (2,981,739)           (1,457,169)           34,796
NET ASSETS:
 Beginning of year                            184,136        23,058,536            2,453,434            209,457
                                             --------       -----------            --------            --------
 End of year                                 $251,413       $20,076,797            $996,265            $244,253
                                             ========       ===========            ========            ========

                                            PUTNAM VT            PUTNAM VT
                                          INTERNATIONAL          SMALL CAP             PUTNAM VT
                                           EQUITY FUND           VALUE FUND           VOYAGER FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(1,882)             $(33,304)               $3,714
 Net realized gain (loss) on security
  transactions                                  5,711               325,887               192,604
 Net realized gain on distributions                --                38,693                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     91,411               440,265               693,203
                                             --------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    95,240               771,541               889,521
                                             --------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --                18,535               191,736
 Net transfers                                166,068               294,501              (668,257)
 Surrenders for benefit payments and
  fees                                        (36,689)             (681,368)             (244,223)
 Other transactions                                --                     1                   769
 Death benefits                                    --                    --               (51,229)
 Net annuity transactions                          --                    --                    --
                                             --------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            129,379              (368,331)             (771,204)
                                             --------            ----------            ----------
 Net increase (decrease) in net assets        224,619               403,210               118,317
NET ASSETS:
 Beginning of year                            351,891             2,037,385             2,352,712
                                             --------            ----------            ----------
 End of year                                 $576,510            $2,440,595            $2,471,029
                                             ========            ==========            ==========

(19) Formerly Oppenheimer Value Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 JPMORGAN               JPMORGAN
                                             INSURANCE TRUST         INSURANCE TRUST
                                                CORE BOND              U.S. EQUITY
                                              PORTFOLIO -- 1         PORTFOLIO -- 1
                                               SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $2,369,415               $(18,149)
 Net realized gain (loss) on security
  transactions                                      505,073                662,362
 Net realized gain on distributions                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (5,126,422)             1,484,232
                                               ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      (2,251,934)             2,128,445
                                               ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                          262,509                 14,268
 Net transfers                                    1,987,736               (457,183)
 Surrenders for benefit payments and
  fees                                          (15,054,000)            (1,658,863)
 Other transactions                                     (13)                   (20)
 Death benefits                                  (1,779,964)              (112,037)
 Net annuity transactions                                --                     --
                                               ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (14,583,732)            (2,213,835)
                                               ------------            -----------
 Net increase (decrease) in net assets          (16,835,666)               (85,390)
NET ASSETS:
 Beginning of year                               82,006,190              7,260,683
                                               ------------            -----------
 End of year                                    $65,170,524             $7,175,293
                                               ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             JPMORGAN             JPMORGAN             JPMORGAN            JPMORGAN
                                          INSURANCE TRUST      INSURANCE TRUST     INSURANCE TRUST      INSURANCE TRUST
                                         INTREPID MID CAP       EQUITY INDEX       INTREPID GROWTH      MID CAP GROWTH
                                          PORTFOLIO -- 1       PORTFOLIO -- 1       PORTFOLIO -- 1      PORTFOLIO -- 1
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(47,419)            $122,706            $(16,593)           $(133,608)
 Net realized gain (loss) on security
  transactions                                  404,778            1,860,973             246,241              380,777
 Net realized gain on distributions                  --            1,107,073                  --              514,129
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,611,841            4,513,327             785,074            2,161,841
                                            -----------          -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   2,969,200            7,604,079           1,014,722            2,923,139
                                            -----------          -----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                       18,120               71,506               9,504               22,491
 Net transfers                                 (586,064)          (1,692,166)           (238,192)            (521,827)
 Surrenders for benefit payments and
  fees                                       (1,552,913)          (5,784,540)           (526,998)          (2,046,022)
 Other transactions                                 (27)                 (50)                 (3)                 (36)
 Death benefits                                (110,339)            (678,137)            (80,390)            (124,834)
 Net annuity transactions                            --                   --                  --                   --
                                            -----------          -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (2,231,223)          (8,083,387)           (836,079)          (2,670,228)
                                            -----------          -----------          ----------          -----------
 Net increase (decrease) in net assets          737,977             (479,308)            178,643              252,911
NET ASSETS:
 Beginning of year                            8,595,927           29,044,210           3,513,548            8,359,518
                                            -----------          -----------          ----------          -----------
 End of year                                 $9,333,904          $28,564,902          $3,692,191           $8,612,429
                                            ===========          ===========          ==========          ===========

                                             JPMORGAN
                                          INSURANCE TRUST       PUTNAM VT          PIMCO
                                           MID CAP VALUE         EQUITY          ALL ASSET
                                          PORTFOLIO -- 1       INCOME FUND       PORTFOLIO
                                            SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(33,082)            $374            $6,334
 Net realized gain (loss) on security
  transactions                                 (876,278)             105                51
 Net realized gain on distributions              70,361               --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,446,991           10,761            (7,420)
                                            -----------          -------          --------
 Net increase (decrease) in net assets
  resulting from operations                   1,607,992           11,240            (1,035)
                                            -----------          -------          --------
UNIT TRANSACTIONS:
 Purchases                                        8,617               --                --
 Net transfers                                  (80,007)          25,000             1,425
 Surrenders for benefit payments and
  fees                                       (1,469,645)            (429)           (2,222)
 Other transactions                                   1                2                 1
 Death benefits                                (157,033)              --                --
 Net annuity transactions                            --               --                --
                                            -----------          -------          --------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,698,067)          24,573              (796)
                                            -----------          -------          --------
 Net increase (decrease) in net assets          (90,075)          35,813            (1,831)
NET ASSETS:
 Beginning of year                            6,104,691           27,304           168,501
                                            -----------          -------          --------
 End of year                                 $6,014,616          $63,117          $166,670
                                            ===========          =======          ========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                        PIMCO
                                                  PIMCO                GLOBAL
                                             EQS PATHFINDER          MULTI-ASSET
                                                PORTFOLIO             PORTFOLIO
                                               SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $9,686                 $215
 Net realized gain (loss) on security
  transactions                                      51,889                   (2)
 Net realized gain on distributions                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          93,851               (1,453)
                                               -----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                        155,426               (1,240)
                                               -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                         176,247                   --
 Net transfers                                    (321,478)               1,314
 Surrenders for benefit payments and
  fees                                             (54,256)                (261)
 Other transactions                                     27                   --
 Death benefits                                         --                   --
 Net annuity transactions                               --                   --
                                               -----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                (199,460)               1,053
                                               -----------            ---------
 Net increase (decrease) in net assets             (44,034)                (187)
NET ASSETS:
 Beginning of year                                 844,011               12,313
                                               -----------            ---------
 End of year                                      $799,977              $12,126
                                               ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      PRUDENTIAL
                                                                                                        SERIES
                                          JENNISON 20/20                           PRUDENTIAL        INTERNATIONAL
                                              FOCUS              JENNISON             VALUE             GROWTH
                                            PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(2,198)            $(3,050)           $(1,109)             $(206)
 Net realized gain (loss) on security
  transactions                                   6,507               1,134              2,310                (16)
 Net realized gain on distributions                 --                  --                 --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      28,328              56,077             17,631              2,148
                                            ----------          ----------          ---------          ---------
 Net increase (decrease) in net assets
  resulting from operations                     32,637              54,161             18,832              1,926
                                            ----------          ----------          ---------          ---------
UNIT TRANSACTIONS:
 Purchases                                          --                  --                 --                 --
 Net transfers                                 (10,514)                663               (276)             9,226
 Surrenders for benefit payments and
  fees                                          (9,925)            (57,619)           (40,669)              (322)
 Other transactions                                 --                  --               (117)                --
 Death benefits                                     --                  --                 --                 --
 Net annuity transactions                           --              (5,186)            10,381                 --
                                            ----------          ----------          ---------          ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (20,439)            (62,142)           (30,681)             8,904
                                            ----------          ----------          ---------          ---------
 Net increase (decrease) in net assets          12,198              (7,981)           (11,849)            10,830
NET ASSETS:
 Beginning of year                             131,830             179,421             84,945              4,371
                                            ----------          ----------          ---------          ---------
 End of year                                  $144,028            $171,440            $73,096            $15,201
                                            ==========          ==========          =========          =========


                                                                                         WESTERN ASSET
                                         CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE    VARIABLE GLOBAL
                                            EQUITY INCOME           ALL CAP VALUE       HIGH YIELD BOND
                                              PORTFOLIO               PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT (20)       SUB-ACCOUNT (21)        SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $48                    $(910)             $2,653
 Net realized gain (loss) on security
  transactions                                   (2,010)                     330                 (91)
 Net realized gain on distributions                  --                   44,281                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       13,444                  131,867                 132
                                              ---------              -----------           ---------
 Net increase (decrease) in net assets
  resulting from operations                      11,482                  175,568               2,694
                                              ---------              -----------           ---------
UNIT TRANSACTIONS:
 Purchases                                           --                       --                  --
 Net transfers                                    1,423                  (22,128)                851
 Surrenders for benefit payments and
  fees                                          (12,742)                (126,215)             (1,312)
 Other transactions                                  --                       (1)                 --
 Death benefits                                 (13,259)                 (12,671)                 --
 Net annuity transactions                           (40)                  (5,397)                 --
                                              ---------              -----------           ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (24,618)                (166,412)               (461)
                                              ---------              -----------           ---------
 Net increase (decrease) in net assets          (13,136)                   9,156               2,233
NET ASSETS:
 Beginning of year                               56,878                  649,498              57,261
                                              ---------              -----------           ---------
 End of year                                    $43,742                 $658,654             $59,494
                                              =========              ===========           =========

(20) Formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio. Change effective April 29, 2013.

(21) Formerly Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           CLEARBRIDGE VARIABLE       INVESCO V.I.
                                             LARGE CAP VALUE           GROWTH AND
                                                PORTFOLIO             INCOME FUND
                                             SUB-ACCOUNT (22)       SUB-ACCOUNT (23)
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $284                 $(3,607)
 Net realized gain (loss) on security
  transactions                                     20,915                 115,451
 Net realized gain on distributions                10,943                  15,399
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         32,824                 347,236
                                                 --------              ----------
 Net increase (decrease) in net assets
  resulting from operations                        64,966                 474,479
                                                 --------              ----------
UNIT TRANSACTIONS:
 Purchases                                             --                     145
 Net transfers                                     (3,707)                (20,395)
 Surrenders for benefit payments and
  fees                                            (69,773)               (195,275)
 Other transactions                                    (1)                     (5)
 Death benefits                                        --                  (5,492)
 Net annuity transactions                               2                      --
                                                 --------              ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (73,479)               (221,022)
                                                 --------              ----------
 Net increase (decrease) in net assets             (8,513)                253,457
NET ASSETS:
 Beginning of year                                249,253               1,553,672
                                                 --------              ----------
 End of year                                     $240,740              $1,807,129
                                                 ========              ==========

(22) Formerly Legg Mason ClearBridge Variable Large Cap Value Portfolio. Change effective April 29, 2013.

(23) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           INVESCO V.I.         INVESCO V.I.
                                      INVESCO V.I.      AMERICAN FRANCHISE        MID CAP
                                     COMSTOCK FUND             FUND             GROWTH FUND
                                    SUB-ACCOUNT (24)     SUB-ACCOUNT (25)     SUB-ACCOUNT (26)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,143)             $(339,707)           $(47,986)
 Net realized gain (loss) on
  security transactions                    1,962              1,096,827             160,550
 Net realized gain on
  distributions                               --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        116,637              6,418,267             845,808
                                        --------            -----------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                             116,456              7,175,387             958,372
                                        --------            -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                    --                195,951              10,930
 Net transfers                              (554)            (1,250,347)            777,152
 Surrenders for benefit payments
  and fees                               (13,339)            (5,557,694)           (521,784)
 Other transactions                            1                  2,673                   1
 Death benefits                               --               (579,330)             (1,788)
 Net annuity transactions                     --                 74,312                  --
                                        --------            -----------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (13,892)            (7,114,435)            264,511
                                        --------            -----------          ----------
 Net increase (decrease) in net
  assets                                 102,564                 60,952           1,222,883
NET ASSETS:
 Beginning of year                       359,435             23,600,563           2,783,539
                                        --------            -----------          ----------
 End of year                            $461,999            $23,661,515          $4,006,422
                                        ========            ===========          ==========

                                     WELLS FARGO      WELLS FARGO
                                    ADVANTAGE VT     ADVANTAGE VT
                                     INDEX ASSET     TOTAL RETURN
                                   ALLOCATION FUND     BOND FUND
                                     SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------  --------------------------------
OPERATIONS:
 Net investment income (loss)             $(47)            $(18)
 Net realized gain (loss) on
  security transactions                    152                4
 Net realized gain on
  distributions                             --              545
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        3,359           (1,190)
                                       -------          -------
 Net increase (decrease) in net
  assets resulting from
  operations                             3,464             (659)
                                       -------          -------
UNIT TRANSACTIONS:
 Purchases                                 120              120
 Net transfers                              --               --
 Surrenders for benefit payments
  and fees                                (974)             (49)
 Other transactions                         --               --
 Death benefits                             --               --
 Net annuity transactions                   --               --
                                       -------          -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (854)              71
                                       -------          -------
 Net increase (decrease) in net
  assets                                 2,610             (588)
NET ASSETS:
 Beginning of year                      20,222           17,578
                                       -------          -------
 End of year                           $22,832          $16,990
                                       =======          =======

(24) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(25) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

(26) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            WELLS FARGO       WELLS FARGO
                                           ADVANTAGE VT       ADVANTAGE VT
                                             INTRINSIC       INTERNATIONAL
                                            VALUE FUND        EQUITY FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(193)             $9,597
 Net realized gain (loss) on security
  transactions                                    206              13,452
 Net realized gain on distributions                --              71,128
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      7,960             141,726
                                              -------          ----------
 Net increase (decrease) in net assets
  resulting from operations                     7,973             235,903
                                              -------          ----------
UNIT TRANSACTIONS:
 Purchases                                         --               1,992
 Net transfers                                    254             128,618
 Surrenders for benefit payments and
  fees                                             (4)           (192,286)
 Other transactions                                --                  (1)
 Death benefits                                    --             (19,094)
 Net annuity transactions                          --                  --
                                              -------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                250             (80,771)
                                              -------          ----------
 Net increase (decrease) in net assets          8,223             155,132
NET ASSETS:
 Beginning of year                             28,343           1,378,829
                                              -------          ----------
 End of year                                  $36,566          $1,533,961
                                              =======          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             WELLS FARGO                          WELLS FARGO
                                             ADVANTAGE VT      WELLS FARGO       ADVANTAGE VT          WELLS FARGO
                                              SMALL CAP        ADVANTAGE VT        SMALL CAP          ADVANTAGE VT
                                             GROWTH FUND      DISCOVERY FUND      VALUE FUND        OPPORTUNITY FUND
                                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(30,293)           $(84)            $(96,375)           $(108,189)
 Net realized gain (loss) on security
  transactions                                   217,688              44              865,224              587,390
 Net realized gain on distributions               91,781             173                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       406,094           2,027              743,204            1,961,013
                                              ----------          ------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                      685,270           2,160            1,512,053            2,440,214
                                              ----------          ------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                         5,622              --               26,379               51,583
 Net transfers                                   (95,659)             --              (42,959)            (723,709)
 Surrenders for benefit payments and
  fees                                          (340,641)            (42)          (2,194,674)            (941,113)
 Other transactions                                   11               1                   90                   14
 Death benefits                                  (62,135)             --             (159,199)            (115,929)
 Net annuity transactions                           (656)             --                 (458)                  --
                                              ----------          ------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (493,458)            (41)          (2,370,821)          (1,729,154)
                                              ----------          ------          -----------          -----------
 Net increase (decrease) in net assets           191,812           2,119             (858,768)             711,060
NET ASSETS:
 Beginning of year                             1,598,916           5,194           12,220,444            9,315,735
                                              ----------          ------          -----------          -----------
 End of year                                  $1,790,728          $7,313          $11,361,676          $10,026,795
                                              ==========          ======          ===========          ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                  AMERICAN CENTURY VP        AMERICAN CENTURY VP
                                       VALUE FUND                GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT (1)
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $18,975                     $(29)
 Net realized gain (loss) on
  security transactions                      8,245                        3
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              119,346                     (206)
                                      ------------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               146,566                     (232)
                                      ------------                ---------
UNIT TRANSACTIONS:
 Purchases                               1,791,683                   15,000
 Net transfers                             112,266                   18,836
 Surrenders for benefit
  payments and fees                        (29,902)                      --
 Other transactions                            (48)                      --
 Death benefits                            (13,400)                      --
 Net annuity transactions                       --                       --
                                      ------------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,860,599                   33,836
                                      ------------                ---------
 Net increase (decrease) in
  net assets                             2,007,165                   33,604
NET ASSETS:
 Beginning of year                         304,415                       --
                                      ------------                ---------
 End of year                            $2,311,580                  $33,604
                                      ============                =========

(1)  Funded as of April 9, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                  VPS BALANCED WEALTH       VPS INTERNATIONAL       VPS SMALL/MID-CAP       ALLIANCEBERNSTEIN
                                  STRATEGY PORTFOLIO         VALUE PORTFOLIO         VALUE PORTFOLIO       VPS VALUE PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $26,351                 $(13,873)               $(22,212)                  $186
 Net realized gain (loss) on
  security transactions                    239,452                 (116,449)                 46,929                 10,917
 Net realized gain on
  distributions                                 --                       --                  55,106                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              310,242                1,040,038                 172,264                 12,770
                                     -------------             ------------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               576,045                  909,716                 252,087                 23,873
                                     -------------             ------------            ------------             ----------
UNIT TRANSACTIONS:
 Purchases                                  28,096                   31,375                  68,075                     --
 Net transfers                             521,254                  447,044                  55,459                (81,652)
 Surrenders for benefit
  payments and fees                     (1,204,963)                (587,552)                (55,084)                (5,957)
 Other transactions                         (1,140)                      44                      --                    213
 Death benefits                           (275,584)                 (75,905)                (54,012)                    --
 Net annuity transactions                       --                       --                      --                     --
                                     -------------             ------------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (932,337)                (184,994)                 14,438                (87,396)
                                     -------------             ------------            ------------             ----------
 Net increase (decrease) in
  net assets                              (356,292)                 724,722                 266,525                (63,523)
NET ASSETS:
 Beginning of year                       4,968,538                7,122,356               1,541,969                204,373
                                     -------------             ------------            ------------             ----------
 End of year                            $4,612,246               $7,847,078              $1,808,494               $140,850
                                     =============             ============            ============             ==========

                                                               INVESCO
                                 ALLIANCEBERNSTEIN         VAN KAMPEN V.I.       INVESCO V.I.
                                 VPS INTERNATIONAL              VALUE                CORE
                                  GROWTH PORTFOLIO       OPPORTUNITIES FUND      EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT (2)       SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3,817)               $(120,305)           $(567,906)
 Net realized gain (loss) on
  security transactions                  (16,251)              (3,075,871)           2,610,784
 Net realized gain on
  distributions                               --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            163,292                7,242,980            4,976,542
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             143,224                4,046,804            7,019,420
                                    ------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                31,333                  177,436              446,352
 Net transfers                            (6,664)                (645,199)          (1,809,623)
 Surrenders for benefit
  payments and fees                     (126,134)              (4,892,255)         (12,971,833)
 Other transactions                           --                    1,107                 (765)
 Death benefits                           (5,443)                (223,711)            (854,173)
 Net annuity transactions                     --                   47,321               (4,431)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (106,908)              (5,535,301)         (15,194,473)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets                              36,316               (1,488,497)          (8,175,053)
NET ASSETS:
 Beginning of year                     1,108,656               28,254,417           64,528,774
                                    ------------            -------------       --------------
 End of year                          $1,144,972              $26,765,920          $56,353,721
                                    ============            =============       ==============

(2)  Formerly Invesco V.I. Basic Value Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      INVESCO V.I.             INVESCO V.I.
                                       GOVERNMENT                  HIGH
                                    SECURITIES FUND             YIELD FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,046,363                 $41,737
 Net realized gain (loss) on
  security transactions                   2,250,658                  (6,718)
 Net realized gain on
  distributions                                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (3,373,645)                134,856
                                     --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,923,376                 169,875
                                     --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                1,359,288                      --
 Net transfers                           22,671,229                 291,229
 Surrenders for benefit
  payments and fees                     (46,970,289)               (246,354)
 Other transactions                           1,384                      (3)
 Death benefits                          (5,009,483)                     --
 Net annuity transactions                   115,007                      --
                                     --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (27,832,864)                 44,872
                                     --------------            ------------
 Net increase (decrease) in
  net assets                            (25,909,488)                214,747
NET ASSETS:
 Beginning of year                      267,497,204               1,169,943
                                     --------------            ------------
 End of year                           $241,587,716              $1,384,690
                                     ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                 INVESCO V.I.
                               INVESCO V.I.         INVESCO V.I.        INVESCO V.I.            BALANCED RISK
                               INTERNATIONAL        MID CAP CORE          SMALL CAP               ALLOCATION
                                GROWTH FUND         EQUITY FUND          EQUITY FUND                 FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(159,816)         $(1,064,913)          $(725,472)               $(32,812)
 Net realized gain (loss) on
  security transactions            1,894,411              933,787           2,669,084                  79,926
 Net realized gain on
  distributions                           --              469,223                  --                  16,359
 Net unrealized appreciation
  (depreciation) of
  investments during the year      6,380,521            4,763,384           2,599,023                 268,671
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       8,115,116            5,101,481           4,542,635                 332,144
                               -------------       --------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                         1,406,711              329,950             301,543                 262,280
 Net transfers                    (1,102,380)          (1,357,245)         (2,837,198)              5,056,064
 Surrenders for benefit
  payments and fees               (8,707,851)         (10,957,423)         (6,672,173)               (448,228)
 Other transactions                     (300)               2,021               1,899                     131
 Death benefits                     (983,591)            (579,261)           (582,793)                   (106)
 Net annuity transactions                134               27,077                 231                      --
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (9,387,277)         (12,534,881)         (9,788,491)              4,870,141
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets                      (1,272,161)          (7,433,400)         (5,245,856)              5,202,285
NET ASSETS:
 Beginning of year                63,954,402           61,453,126          43,377,847               2,816,976
                               -------------       --------------       -------------            ------------
 End of year                     $62,682,241          $54,019,726         $38,131,991              $8,019,261
                               =============       ==============       =============            ============


                                  INVESCO V.I.         AMERICAN CENTURY VP          AMERICAN FUNDS
                                   DIVERSIFIED               MID CAP                    GLOBAL
                                  DIVIDEND FUND            VALUE FUND                 BOND FUND
                                 SUB-ACCOUNT (3)           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $8                     $522                     $201,182
 Net realized gain (loss) on
  security transactions                  (21)                      36                    2,382,750
 Net realized gain on
  distributions                           --                    1,545                      706,736
 Net unrealized appreciation
  (depreciation) of
  investments during the year            894                    2,712                      155,059
                                     -------                ---------               --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             881                    4,815                    3,445,727
                                     -------                ---------               --------------
UNIT TRANSACTIONS:
 Purchases                                --                   32,879                      482,613
 Net transfers                            --                    8,473                   (1,039,270)
 Surrenders for benefit
  payments and fees                     (339)                    (467)                 (14,085,160)
 Other transactions                       --                       (1)                        (312)
 Death benefits                           --                       --                   (1,639,016)
 Net annuity transactions                 --                       --                       (3,594)
                                     -------                ---------               --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (339)                  40,884                  (16,284,739)
                                     -------                ---------               --------------
 Net increase (decrease) in
  net assets                             542                   45,699                  (12,839,012)
NET ASSETS:
 Beginning of year                     5,679                   19,524                   85,944,799
                                     -------                ---------               --------------
 End of year                          $6,221                  $65,223                  $73,105,787
                                     =======                =========               ==============

(3)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                         GLOBAL                AMERICAN FUNDS
                                       GROWTH AND                  ASSET
                                      INCOME FUND             ALLOCATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $597,708                   $73,921
 Net realized gain (loss) on
  security transactions                  (2,369,527)               12,205,573
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            14,251,805                22,039,542
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             12,479,986                34,319,036
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  380,636                   910,140
 Net transfers                           (5,650,733)               (2,642,524)
 Surrenders for benefit
  payments and fees                     (12,735,514)              (45,018,792)
 Other transactions                           3,590                    (1,728)
 Death benefits                          (1,480,008)               (5,274,416)
 Net annuity transactions                    (7,149)                  (41,228)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (19,489,178)              (52,068,548)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                             (7,009,192)              (17,749,512)
NET ASSETS:
 Beginning of year                       89,491,258               260,059,129
                                     --------------            --------------
 End of year                            $82,482,066              $242,309,617
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                      BLUE CHIP                                         AMERICAN FUNDS
                                      INCOME AND              AMERICAN FUNDS                GLOBAL           AMERICAN FUNDS
                                     GROWTH FUND                BOND FUND                GROWTH FUND           GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $73,405                $1,577,155                 $(696,834)          $(6,594,926)
 Net realized gain (loss) on
  security transactions                  2,865,360                 1,592,620                 4,143,577            21,829,110
 Net realized gain on
  distributions                                 --                        --                        --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,888,233                 5,929,036                11,161,905            81,683,032
                                    --------------            --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,826,998                 9,098,811                14,608,648            96,917,216
                                    --------------            --------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                 513,111                 1,600,953                   548,539             3,101,583
 Net transfers                          (1,856,970)               14,455,998                (2,482,535)          (32,173,281)
 Surrenders for benefit
  payments and fees                    (18,823,864)              (51,827,748)              (10,772,967)         (104,304,919)
 Other transactions                          1,726                       324                    (1,012)                 (978)
 Death benefits                         (1,838,477)               (4,754,552)               (1,447,966)           (9,976,185)
 Net annuity transactions                   28,679                    57,013                    10,756                  (186)
                                    --------------            --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (21,975,795)              (40,468,012)              (14,145,185)         (143,353,966)
                                    --------------            --------------            --------------       ---------------
 Net increase (decrease) in
  net assets                            (9,148,797)              (31,369,201)                  463,463           (46,436,750)
NET ASSETS:
 Beginning of year                     113,273,595               271,699,885                76,861,299           655,087,898
                                    --------------            --------------            --------------       ---------------
 End of year                          $104,124,798              $240,330,684               $77,324,762          $608,651,148
                                    ==============            ==============            ==============       ===============


                                    AMERICAN FUNDS             AMERICAN FUNDS            AMERICAN FUNDS
                                  GROWTH-INCOME FUND         INTERNATIONAL FUND          NEW WORLD FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,443,669)                $(614,066)                $(638,172)
 Net realized gain (loss) on
  security transactions                  10,638,574                  (227,891)                6,178,377
 Net realized gain on
  distributions                                  --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            75,672,724                25,213,893                 5,278,407
                                    ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             84,867,629                24,371,936                10,818,612
                                    ---------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                2,598,546                   607,806                   404,117
 Net transfers                          (31,208,793)               (7,395,664)               (3,340,758)
 Surrenders for benefit
  payments and fees                     (94,675,024)              (25,414,435)              (12,460,928)
 Other transactions                           5,061                     1,220                      (474)
 Death benefits                         (10,796,821)               (2,486,378)               (1,170,430)
 Net annuity transactions                   (35,585)                  (42,674)                    3,695
                                    ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (134,112,616)              (34,730,125)              (16,564,778)
                                    ---------------            --------------            --------------
 Net increase (decrease) in
  net assets                            (49,244,987)              (10,358,189)               (5,746,166)
NET ASSETS:
 Beginning of year                      598,947,672               169,374,968                76,375,757
                                    ---------------            --------------            --------------
 End of year                           $549,702,685              $159,016,779               $70,629,591
                                    ===============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS              STERLING
                                      GLOBAL SMALL           CAPITAL STRATEGIC
                                  CAPITALIZATION FUND      ALLOCATION EQUITY VIF
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(282,051)                 $(38)
 Net realized gain (loss) on
  security transactions                   2,111,380                    64
 Net realized gain on
  distributions                                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             7,095,781                   396
                                     --------------               -------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,925,110                   422
                                     --------------               -------
UNIT TRANSACTIONS:
 Purchases                                  392,805                    --
 Net transfers                           (3,853,789)                  (13)
 Surrenders for benefit
  payments and fees                      (8,814,510)                   (4)
 Other transactions                             482                    --
 Death benefits                            (844,473)                   --
 Net annuity transactions                    40,644                    --
                                     --------------               -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (13,078,841)                  (17)
                                     --------------               -------
 Net increase (decrease) in
  net assets                             (4,153,731)                  405
NET ASSETS:
 Beginning of year                       60,564,986                 3,618
                                     --------------               -------
 End of year                            $56,411,255                $4,023
                                     ==============               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      COLUMBIA VARIABLE
                                    STERLING               STERLING                STERLING              PORTFOLIO --
                                 CAPITAL SELECT        CAPITAL SPECIAL          CAPITAL TOTAL           SMALL COMPANY
                                   EQUITY VIF         OPPORTUNITIES VIF        RETURN BOND VIF           GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(3)               $(27,761)                $12,499               $(130,313)
 Net realized gain (loss) on
  security transactions                     9                  40,861                  14,465                 (71,607)
 Net realized gain on
  distributions                            --                  91,027                  28,212                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             187                 147,428                 (11,696)                788,349
                                    ---------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              193                 251,555                  43,480                 586,429
                                    ---------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                  63,437                      --                  11,424
 Net transfers                         27,791                (100,154)                 (1,521)                (98,183)
 Surrenders for benefit
  payments and fees                       (19)               (163,191)               (104,575)               (786,214)
 Other transactions                         1                    (213)                    142                      57
 Death benefits                            --                      --                      --                (120,580)
 Net annuity transactions                  --                      --                      --                   1,107
                                    ---------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    27,773                (200,121)               (105,954)               (992,389)
                                    ---------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           27,966                  51,434                 (62,474)               (405,960)
NET ASSETS:
 Beginning of year                      2,200               2,074,711               1,015,821               6,168,754
                                    ---------            ------------            ------------            ------------
 End of year                          $30,166              $2,126,145                $953,347              $5,762,794
                                    =========            ============            ============            ============

                                    WELLS FARGO
                                    ADVANTAGE VT          FIDELITY(R) VIP      FIDELITY(R) VIP
                                       OMEGA                   GROWTH           CONTRAFUND(R)
                                    GROWTH FUND              PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(16,237)               $(12,661)           $(142,387)
 Net realized gain (loss) on
  security transactions                   27,668                  85,556            1,337,222
 Net realized gain on
  distributions                           69,767                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             28,728                  49,045            1,830,194
                                    ------------            ------------        -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             109,926                 121,940            3,025,029
                                    ------------            ------------        -------------
UNIT TRANSACTIONS:
 Purchases                                11,970                     350            1,579,411
 Net transfers                           505,395                 (85,808)            (729,035)
 Surrenders for benefit
  payments and fees                      (69,348)               (226,097)          (2,344,064)
 Other transactions                            4                       1                 (207)
 Death benefits                               --                  (7,308)            (294,722)
 Net annuity transactions                     --                      --              (14,149)
                                    ------------            ------------        -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      448,021                (318,862)          (1,802,766)
                                    ------------            ------------        -------------
 Net increase (decrease) in
  net assets                             557,947                (196,922)           1,222,263
NET ASSETS:
 Beginning of year                       591,440               1,018,966           21,466,459
                                    ------------            ------------        -------------
 End of year                          $1,149,387                $822,044          $22,688,722
                                    ============            ============        =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                FIDELITY(R) VIP          FIDELITY(R) VIP
                                    MID CAP              VALUE STRATEGIES
                                   PORTFOLIO                PORTFOLIO
                                  SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(209,355)                $(17,592)
 Net realized gain (loss) on
  security transactions                758,090                  105,178
 Net realized gain on
  distributions                      1,287,640                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          116,903                  202,138
                                 -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         1,953,278                  289,724
                                 -------------             ------------
UNIT TRANSACTIONS:
 Purchases                             151,805                   15,129
 Net transfers                        (314,583)                (356,504)
 Surrenders for benefit
  payments and fees                 (1,079,134)                 (83,277)
 Other transactions                        (65)                      --
 Death benefits                       (149,254)                  (8,783)
 Net annuity transactions               (5,406)                     682
                                 -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (1,396,637)                (432,753)
                                 -------------             ------------
 Net increase (decrease) in
  net assets                           556,641                 (143,029)
NET ASSETS:
 Beginning of year                  15,589,399                1,246,163
                                 -------------             ------------
 End of year                       $16,146,040               $1,103,134
                                 =============             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP                                    FRANKLIN
                                 DYNAMIC CAPITAL        FIDELITY(R) VIP              RISING              FRANKLIN
                                   APPRECIATION        STRATEGIC INCOME            DIVIDENDS              INCOME
                                    PORTFOLIO              PORTFOLIO            SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,584)               $2,190                  $(247,180)          $39,193,159
 Net realized gain (loss) on
  security transactions                 15,247                    62                 10,657,103            (2,341,435)
 Net realized gain on
  distributions                             --                   746                         --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           31,217                 1,991                 16,350,457            47,750,039
                                    ----------             ---------             --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            42,880                 4,989                 26,760,380            84,601,763
                                    ----------             ---------             --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                 361                30,000                  1,624,429             3,636,525
 Net transfers                          90,557                15,095                 (1,354,796)          (19,372,257)
 Surrenders for benefit
  payments and fees                     (6,562)                 (220)               (44,671,484)         (134,631,406)
 Other transactions                        152                    --                      1,840                (4,368)
 Death benefits                             --                    --                 (4,901,383)          (17,329,889)
 Net annuity transactions                   --                    --                       (304)               39,711
                                    ----------             ---------             --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     84,508                44,875                (49,301,698)         (167,661,684)
                                    ----------             ---------             --------------       ---------------
 Net increase (decrease) in
  net assets                           127,388                49,864                (22,541,318)          (83,059,921)
NET ASSETS:
 Beginning of year                     171,347                26,385                287,809,621           866,473,608
                                    ----------             ---------             --------------       ---------------
 End of year                          $298,735               $76,249               $265,268,303          $783,413,687
                                    ==========             =========             ==============       ===============

                                       FRANKLIN                 FRANKLIN                 FRANKLIN
                                      LARGE CAP                  GLOBAL               SMALL-MID CAP
                                        GROWTH                REAL ESTATE                 GROWTH
                                   SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(416,692)               $(17,844)              $(1,411,573)
 Net realized gain (loss) on
  security transactions                  1,668,322                (104,154)                3,297,577
 Net realized gain on
  distributions                                 --                      --                 5,650,576
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,050,455                 386,761                  (699,159)
                                    --------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,302,085                 264,763                 6,837,421
                                    --------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 383,510                     229                   425,948
 Net transfers                          (1,891,932)                (65,589)               (3,094,263)
 Surrenders for benefit
  payments and fees                     (8,363,298)               (171,638)              (12,268,898)
 Other transactions                            787                      (1)                      792
 Death benefits                           (540,114)                (19,423)               (1,093,523)
 Net annuity transactions                   (1,399)                 30,376                   (10,701)
                                    --------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (10,412,446)               (226,046)              (16,040,645)
                                    --------------            ------------            --------------
 Net increase (decrease) in
  net assets                            (6,110,361)                 38,717                (9,203,224)
NET ASSETS:
 Beginning of year                      43,752,484               1,171,672                79,698,492
                                    --------------            ------------            --------------
 End of year                           $37,642,123              $1,210,389               $70,495,268
                                    ==============            ============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       FRANKLIN                  FRANKLIN
                                       SMALL CAP                STRATEGIC
                                         VALUE                    INCOME
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(161,836)              $13,375,962
 Net realized gain (loss) on
  security transactions                  1,149,380                 3,903,318
 Net realized gain on
  distributions                                 --                   294,265
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,318,312                 9,396,034
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,305,856                26,969,579
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 143,698                 2,209,896
 Net transfers                            (270,643)               13,440,001
 Surrenders for benefit
  payments and fees                     (2,445,737)              (44,712,425)
 Other transactions                           (499)                    3,070
 Death benefits                           (206,895)               (4,411,680)
 Net annuity transactions                     (159)                   89,740
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,780,235)              (33,381,398)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                              (474,379)               (6,411,819)
NET ASSETS:
 Beginning of year                      16,252,963               257,179,250
                                     -------------            --------------
 End of year                           $15,778,584              $250,767,431
                                     =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          TEMPLETON
                                                          DEVELOPING              TEMPLETON               TEMPLETON
                                MUTUAL SHARES              MARKETS                 FOREIGN                  GROWTH
                               SECURITIES FUND         SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $990,443               $(114,663)             $1,633,102                $772,340
 Net realized gain (loss)
  on security transactions           6,243,309                 459,466                (923,977)             (6,114,559)
 Net realized gain on
  distributions                             --                      --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              37,361,515               5,257,466              19,512,817              45,812,352
                                --------------          --------------          --------------          --------------
 Net increase (decrease)
  in net assets resulting
  from operations                   44,595,267               5,602,269              20,221,942              40,470,133
                                --------------          --------------          --------------          --------------
UNIT TRANSACTIONS:
 Purchases                           2,551,284                 271,339               1,426,950               1,711,566
 Net transfers                     (19,605,562)             (2,438,211)             (1,251,309)            (12,255,366)
 Surrenders for benefit
  payments and fees                (62,381,475)             (9,982,193)            (25,573,441)            (40,071,214)
 Other transactions                    (10,184)                   (522)                  3,365                  (2,686)
 Death benefits                     (7,700,860)               (586,034)             (2,112,168)             (4,638,190)
 Net annuity transactions               58,860                  23,524                  31,066                  24,406
                                --------------          --------------          --------------          --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (87,087,937)            (12,712,097)            (27,475,537)            (55,231,484)
                                --------------          --------------          --------------          --------------
 Net increase (decrease)
  in net assets                    (42,492,670)             (7,109,828)             (7,253,595)            (14,761,351)
NET ASSETS:
 Beginning of year                 397,801,809              56,219,294             139,228,121             241,244,696
                                --------------          --------------          --------------          --------------
 End of year                      $355,309,139             $49,109,466            $131,974,526            $226,483,345
                                ==============          ==============          ==============          ==============

                                                          FRANKLIN               FRANKLIN
                                    MUTUAL                FLEX CAP               LARGE CAP
                               GLOBAL DISCOVERY            GROWTH                  VALUE
                               SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $915,570              $(355,291)              $(15,055)
 Net realized gain (loss)
  on security transactions           4,083,773              1,148,305                 54,767
 Net realized gain on
  distributions                      6,115,193                     --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               1,964,871                617,235                884,528
                                --------------          -------------          -------------
 Net increase (decrease)
  in net assets resulting
  from operations                   13,079,407              1,410,249                924,240
                                --------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                             492,549                207,795                 18,831
 Net transfers                      (6,393,554)               (57,414)               (24,083)
 Surrenders for benefit
  payments and fees                (18,210,439)            (3,305,756)            (1,015,496)
 Other transactions                       (897)                 1,750                    (56)
 Death benefits                     (1,843,290)              (235,955)              (101,167)
 Net annuity transactions              (70,017)                 2,983                     --
                                --------------          -------------          -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (26,025,648)            (3,386,597)            (1,121,971)
                                --------------          -------------          -------------
 Net increase (decrease)
  in net assets                    (12,946,241)            (1,976,348)              (197,731)
NET ASSETS:
 Beginning of year                 126,044,828             19,594,014              7,801,283
                                --------------          -------------          -------------
 End of year                      $113,098,587            $17,617,666             $7,603,552
                                ==============          =============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       TEMPLETON                HARTFORD
                                      GLOBAL BOND               BALANCED
                                    SECURITIES FUND             HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (4)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,010,798                 $141,193
 Net realized gain (loss) on
  security transactions                    292,171                 (196,157)
 Net realized gain on
  distributions                             34,949                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,360,208                1,532,574
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,698,126                1,477,610
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 366,975                   39,679
 Net transfers                           1,298,342                1,269,295
 Surrenders for benefit
  payments and fees                     (1,809,832)              (2,171,549)
 Other transactions                            106                      337
 Death benefits                           (552,354)                (205,278)
 Net annuity transactions                   21,110                   11,437
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (675,653)              (1,056,079)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             2,022,473                  421,531
NET ASSETS:
 Beginning of year                      20,322,857               15,792,890
                                     -------------            -------------
 End of year                           $22,345,330              $16,214,421
                                     =============            =============

(4)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD             HARTFORD
                                   TOTAL               CAPITAL              DIVIDEND                HARTFORD
                                RETURN BOND          APPRECIATION          AND GROWTH           GLOBAL RESEARCH
                                  HLS FUND             HLS FUND             HLS FUND                HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $4,094,673            $(311,695)            $570,909               $(3,983)
 Net realized gain (loss) on
  security transactions             2,598,757            5,011,980            4,796,178                 1,053
 Net realized gain on
  distributions                            --                   --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,833,107           17,426,422            6,546,097                48,459
                               --------------       --------------       --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        9,526,537           22,126,707           11,913,184                45,529
                               --------------       --------------       --------------            ----------
UNIT TRANSACTIONS:
 Purchases                          1,566,023            1,638,693            1,402,280                    --
 Net transfers                      5,197,603           (6,937,917)          (6,786,441)               29,725
 Surrenders for benefit
  payments and fees               (15,863,350)         (12,800,489)         (10,004,911)              (88,482)
 Other transactions                      (956)                (568)                 125                     1
 Death benefits                    (2,204,561)          (1,451,410)          (1,354,877)               (5,014)
 Net annuity transactions              (4,267)              30,263               35,268                    --
                               --------------       --------------       --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (11,309,508)         (19,521,428)         (16,708,556)              (63,770)
                               --------------       --------------       --------------            ----------
 Net increase (decrease) in
  net assets                       (1,782,971)           2,605,279           (4,795,372)              (18,241)
NET ASSETS:
 Beginning of year                166,428,046          139,889,415          105,474,269               358,485
                               --------------       --------------       --------------            ----------
 End of year                     $164,645,075         $142,494,694         $100,678,897              $340,244
                               ==============       ==============       ==============            ==========

                                                                              HARTFORD
                                     HARTFORD               HARTFORD         DISCIPLINED
                                    HEALTHCARE           GLOBAL GROWTH         EQUITY
                                     HLS FUND               HLS FUND          HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,971)              $(7,228)            $(1,927)
 Net realized gain (loss) on
  security transactions                  25,800               (21,650)            584,332
 Net realized gain on
  distributions                              --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            18,773               146,342           1,290,242
                                    -----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             41,602               117,464           1,872,647
                                    -----------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                                   --                   500             105,160
 Net transfers                              478                60,635            (941,763)
 Surrenders for benefit
  payments and fees                    (122,355)              (50,314)           (862,033)
 Other transactions                           1                    --                  47
 Death benefits                          (2,487)                 (747)           (131,544)
 Net annuity transactions                    --                 2,501                (487)
                                    -----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (124,363)               12,575          (1,830,620)
                                    -----------            ----------       -------------
 Net increase (decrease) in
  net assets                            (82,761)              130,039              42,027
NET ASSETS:
 Beginning of year                      258,792               559,775          12,356,809
                                    -----------            ----------       -------------
 End of year                           $176,031              $689,814         $12,398,836
                                    ===========            ==========       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                          HARTFORD
                                       HARTFORD            GROWTH
                                        GROWTH          OPPORTUNITIES
                                       HLS FUND           HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(16,153)          $(480,180)
 Net realized gain (loss) on
  security transactions                    45,966           1,794,293
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             146,296           5,609,690
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              176,109           6,923,803
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 86,573             466,443
 Net transfers                            127,333          (2,303,345)
 Surrenders for benefit
  payments and fees                      (263,761)         (2,290,301)
 Other transactions                           136                (477)
 Death benefits                                --            (351,645)
 Net annuity transactions                      --                  --
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (49,719)         (4,479,325)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                              126,390           2,444,478
NET ASSETS:
 Beginning of year                      1,061,553          28,353,767
                                     ------------       -------------
 End of year                           $1,187,943         $30,798,245
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  HARTFORD                HARTFORD
                                 HARTFORD                 HARTFORD             INTERNATIONAL           SMALL/MID CAP
                                HIGH YIELD                 INDEX               OPPORTUNITIES               EQUITY
                                 HLS FUND                 HLS FUND                HLS FUND                HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $707,561                 $68,762                 $15,823                $(27,004)
 Net realized gain (loss) on
  security transactions              143,267                   6,879                 127,105                  95,330
 Net realized gain on
  distributions                           --                      --                      --                 307,036
 Net unrealized appreciation
  (depreciation) of
  investments during the year        268,000                 181,766               1,280,822                 (86,910)
                               -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,118,828                 257,407               1,423,750                 288,452
                               -------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                           265,032               2,008,630                 496,671                  45,657
 Net transfers                     1,096,776               3,335,670                 363,325                (247,773)
 Surrenders for benefit
  payments and fees                 (710,541)                (21,585)               (964,434)               (239,977)
 Other transactions                       16                     188                  (1,066)                     (5)
 Death benefits                     (109,309)                 (2,591)               (127,759)                (48,276)
 Net annuity transactions                 --                      --                  10,952                      --
                               -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  541,974               5,320,312                (222,311)               (490,374)
                               -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                       1,660,802               5,577,719               1,201,439                (201,922)
NET ASSETS:
 Beginning of year                 8,356,503                 485,264               7,869,538               2,348,290
                               -------------            ------------            ------------            ------------
 End of year                     $10,017,305              $6,062,983              $9,070,977              $2,146,368
                               =============            ============            ============            ============


                                      HARTFORD               HARTFORD           HARTFORD
                                       MIDCAP              MIDCAP VALUE       MONEY MARKET
                                      HLS FUND               HLS FUND           HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(10,818)              $(3,109)          $(3,794,143)
 Net realized gain (loss) on
  security transactions                   34,211                12,403                     2
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            171,789                51,664                    --
                                    ------------            ----------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                             195,182                60,958            (3,794,141)
                                    ------------            ----------       ---------------
UNIT TRANSACTIONS:
 Purchases                                    --                 4,859             4,396,032
 Net transfers                           (54,686)               16,857            90,860,657
 Surrenders for benefit
  payments and fees                     (229,256)               (9,266)         (140,241,269)
 Other transactions                            1                    --                 3,797
 Death benefits                           (2,929)                   --            (7,517,061)
 Net annuity transactions                  7,000                    --               (26,068)
                                    ------------            ----------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (279,870)               12,450           (52,523,912)
                                    ------------            ----------       ---------------
 Net increase (decrease) in
  net assets                             (84,688)               73,408           (56,318,053)
NET ASSETS:
 Beginning of year                     1,252,249               258,234           251,768,173
                                    ------------            ----------       ---------------
 End of year                          $1,167,561              $331,642          $195,450,120
                                    ============            ==========       ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                       HARTFORD                HARTFORD
                                    SMALL COMPANY           SMALLCAP GROWTH
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(85,348)                $(30,151)
 Net realized gain (loss) on
  security transactions                   266,974                  200,484
 Net realized gain on
  distributions                               284                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             376,714                  104,851
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              558,624                  275,184
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  3,785                   13,793
 Net transfers                           (122,194)              (1,063,549)
 Surrenders for benefit
  payments and fees                      (511,202)                (122,558)
 Other transactions                          (914)                       1
 Death benefits                           (75,109)                  (7,413)
 Net annuity transactions                   5,703                    5,239
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (699,931)              (1,174,487)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                             (141,307)                (899,303)
NET ASSETS:
 Beginning of year                      4,322,079                2,122,457
                                     ------------            -------------
 End of year                           $4,180,772               $1,223,154
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       HARTFORD
                              HARTFORD              U.S. GOVERNMENT             HARTFORD             AMERICAN FUNDS
                                STOCK                 SECURITIES                 VALUE              ASSET ALLOCATION
                              HLS FUND                 HLS FUND                 HLS FUND                HLS FUND
                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $(18,337)                 $88,558                 $12,341                 $(17,703)
 Net realized gain (loss)
  on security transactions       (100,798)                  66,438                  49,538                  700,039
 Net realized gain on
  distributions                        --                       --                      --                   29,622
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          1,248,553                   12,351                 144,763                1,107,901
                            -------------            -------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations               1,129,418                  167,347                 206,642                1,819,859
                            -------------            -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                         12,932                  223,626                 113,717                  671,408
 Net transfers                 (1,124,963)                 411,200                   6,085                  494,078
 Surrenders for benefit
  payments and fees            (1,343,585)              (1,258,434)                (87,697)              (1,984,041)
 Other transactions                  (851)                     177                       2                     (235)
 Death benefits                  (176,113)                 (47,188)                   (931)                (190,119)
 Net annuity transactions           9,750                       --                    (705)                      --
                            -------------            -------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (2,622,830)                (670,619)                 30,471               (1,008,909)
                            -------------            -------------            ------------            -------------
 Net increase (decrease)
  in net assets                (1,493,412)                (503,272)                237,113                  810,950
NET ASSETS:
 Beginning of year             10,241,194                8,798,938               1,339,984               13,399,869
                            -------------            -------------            ------------            -------------
 End of year                   $8,747,782               $8,295,666              $1,577,097              $14,210,819
                            =============            =============            ============            =============

                                AMERICAN FUNDS
                                  BLUE CHIP
                                  INCOME AND            AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH                   BOND                 GLOBAL BOND
                                   HLS FUND                HLS FUND                 HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(30,403)                $359,991                 $45,045
 Net realized gain (loss)
  on security transactions            264,458                  572,224                 126,406
 Net realized gain on
  distributions                        41,879                  718,141                  89,662
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                390,761                 (521,158)                (73,589)
                                 ------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     666,695                1,129,198                 187,524
                                 ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                            162,943                  393,619                 103,282
 Net transfers                         75,249                2,431,206                (129,944)
 Surrenders for benefit
  payments and fees                  (722,109)              (2,872,682)               (509,707)
 Other transactions                      (279)                  (1,325)                   (217)
 Death benefits                       (68,216)                (501,152)                (48,896)
 Net annuity transactions                  --                   (3,446)                     --
                                 ------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (552,412)                (553,780)               (585,482)
                                 ------------            -------------            ------------
 Net increase (decrease)
  in net assets                       114,283                  575,418                (397,958)
NET ASSETS:
 Beginning of year                  5,781,325               32,461,762               4,700,603
                                 ------------            -------------            ------------
 End of year                       $5,895,608              $33,037,180              $4,302,645
                                 ============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL GROWTH           AMERICAN FUNDS
                                      AND INCOME             GLOBAL GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $112,299                $(23,285)
 Net realized gain (loss) on
  security transactions                    477,227                 192,633
 Net realized gain on
  distributions                                511                  38,320
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,184,845                 474,146
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,774,882                 681,814
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  46,271                  24,455
 Net transfers                            (999,428)               (531,526)
 Surrenders for benefit
  payments and fees                     (1,234,195)               (425,976)
 Other transactions                           (801)                   (173)
 Death benefits                            (83,351)                (21,710)
 Net annuity transactions                       --                  (2,568)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,271,504)               (957,498)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                              (496,622)               (275,684)
NET ASSETS:
 Beginning of year                      12,429,413               3,722,272
                                     -------------            ------------
 End of year                           $11,932,791              $3,446,588
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                AMERICAN FUNDS
                                 GLOBAL SMALL           AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                CAPITALIZATION              GROWTH                GROWTH-INCOME            INTERNATIONAL
                                   HLS FUND                HLS FUND                 HLS FUND                 HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(41,638)               $(698,306)               $(108,684)                 $27,598
 Net realized gain (loss)
  on security transactions            216,464                2,734,056                1,045,143                  487,103
 Net realized gain on
  distributions                       793,413                  165,415                       --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                337,635                5,977,775                3,341,091                4,980,248
                                 ------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                   1,305,874                8,178,940                4,277,550                5,494,949
                                 ------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             84,903                2,171,075                1,672,653                  962,190
 Net transfers                        (24,717)              (1,661,821)              (1,046,188)                 474,272
 Surrenders for benefit
  payments and fees                  (697,571)              (4,238,426)              (2,333,296)              (2,764,280)
 Other transactions                      (621)                  (2,541)                  (1,220)                  (1,213)
 Death benefits                       (52,609)                (648,431)                (350,688)                (357,039)
 Net annuity transactions              (6,509)                 (10,598)                  (2,266)                  (2,708)
                                 ------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (697,124)              (4,390,742)              (2,061,005)              (1,688,778)
                                 ------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets                       608,750                3,788,198                2,216,545                3,806,171
NET ASSETS:
 Beginning of year                  8,326,884               52,704,373               28,728,041               34,559,883
                                 ------------            -------------            -------------            -------------
 End of year                       $8,935,634              $56,492,571              $30,944,586              $38,366,054
                                 ============            =============            =============            =============

                                                       HARTFORD
                                AMERICAN FUNDS         PORTFOLIO             HUNTINGTON VA
                                   NEW WORLD          DIVERSIFIER                INCOME
                                   HLS FUND            HLS FUND               EQUITY FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(16,697)           $(76,670)               $110,724
 Net realized gain (loss)
  on security transactions             260,153             (40,247)                 (3,218)
 Net realized gain on
  distributions                        405,198                  --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 457,982          (1,529,472)                165,467
                                 -------------       -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,106,636          (1,646,389)                272,973
                                 -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              18,302          22,615,429               1,050,490
 Net transfers                        (822,741)         15,973,116                 468,570
 Surrenders for benefit
  payments and fees                   (780,005)           (449,879)               (267,352)
 Other transactions                       (405)              2,117                    (368)
 Death benefits                        (94,663)            (77,356)                (42,986)
 Net annuity transactions                   --                  --                      --
                                 -------------       -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (1,679,512)         38,063,427               1,208,354
                                 -------------       -------------            ------------
 Net increase (decrease)
  in net assets                       (572,876)         36,417,038               1,481,327
NET ASSETS:
 Beginning of year                   7,873,773           7,422,841               2,608,841
                                 -------------       -------------            ------------
 End of year                        $7,300,897         $43,839,879              $4,090,168
                                 =============       =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    HUNTINGTON VA
                                       DIVIDEND             HUNTINGTON VA
                                     CAPTURE FUND            GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $143,186                $(28,613)
 Net realized gain (loss) on
  security transactions                  (191,373)                (12,466)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             662,224                 246,996
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              614,037                 205,917
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                145,555                 124,565
 Net transfers                            199,777                 (58,652)
 Surrenders for benefit
  payments and fees                      (769,508)               (203,917)
 Other transactions                          (293)                     (3)
 Death benefits                          (108,417)                (42,016)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (532,886)               (180,023)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                               81,151                  25,894
NET ASSETS:
 Beginning of year                      6,643,933               2,383,392
                                     ------------            ------------
 End of year                           $6,725,084              $2,409,286
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                   MID CORP                ROTATING             INTERNATIONAL           HUNTINGTON VA
                                 AMERICA FUND            MARKETS FUND            EQUITY FUND            MACRO 100 FUND
                               SUB-ACCOUNT (5)           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(102,610)                $(3,962)                $(6,519)                $(8,197)
 Net realized gain (loss)
  on security transactions           (367,267)                 (4,628)                (88,010)                (11,633)
 Net realized gain on
  distributions                       367,377                      --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              1,170,496                  78,585                 642,671                 173,221
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                   1,067,996                  69,995                 548,142                 153,391
                                 ------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                            153,310                  12,466                 726,195               1,034,648
 Net transfers                       (204,593)                (42,631)                261,962                 450,186
 Surrenders for benefit
  payments and fees                  (810,770)               (120,950)               (445,023)               (121,040)
 Other transactions                       237                       1                  (1,144)                   (403)
 Death benefits                       (80,264)                (10,187)                (47,572)                (28,326)
 Net annuity transactions                  --                      --                      --                      --
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (942,080)               (161,301)                494,418               1,335,065
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets                       125,916                 (91,306)              1,042,560               1,488,456
NET ASSETS:
 Beginning of year                  6,982,083               1,395,134               4,177,237               1,306,810
                                 ------------            ------------            ------------            ------------
 End of year                       $7,107,999              $1,303,828              $5,219,797              $2,795,266
                                 ============            ============            ============            ============

                                HUNTINGTON VA                                    LORD ABBETT
                                   MORTGAGE             HUNTINGTON VA            FUNDAMENTAL
                               SECURITIES FUND            SITUS FUND             EQUITY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $31,885                $(93,928)                $(1,640)
 Net realized gain (loss)
  on security transactions             39,059                 225,436                   7,955
 Net realized gain on
  distributions                            --                      --                  27,348
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (11,724)                925,870                  66,356
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                      59,220               1,057,378                 100,019
                                 ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                            113,446                 148,566                 664,449
 Net transfers                        265,864                (132,668)                140,686
 Surrenders for benefit
  payments and fees                  (280,430)               (665,915)                (21,483)
 Other transactions                        --                    (222)                    (46)
 Death benefits                       (73,153)                (49,494)                     --
 Net annuity transactions                  --                      --                      --
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               25,727                (699,733)                783,606
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets                        84,947                 357,645                 883,625
NET ASSETS:
 Beginning of year                  3,132,291               5,425,312                 847,843
                                 ------------            ------------            ------------
 End of year                       $3,217,238              $5,782,957              $1,731,468
                                 ============            ============            ============

(5) Effective April 27, 2012 Huntington VA New Economy Fund merged with Huntington VA Mid Corp America.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                      CALIBRATED                   LORD ABBETT
                                       DIVIDEND                       BOND
                                     GROWTH FUND                 DEBENTURE FUND
                                   SUB-ACCOUNT (6)                 SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $38,915                      $550,011
 Net realized gain (loss) on
  security transactions                    47,254                       420,808
 Net realized gain on
  distributions                                --                       175,992
 Net unrealized appreciation
  (depreciation) of
  investments during the year             169,864                       305,970
                                     ------------                 -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              256,033                     1,452,781
                                     ------------                 -------------
UNIT TRANSACTIONS:
 Purchases                                 22,498                       128,960
 Net transfers                             58,053                       779,327
 Surrenders for benefit
  payments and fees                      (152,401)                   (1,519,121)
 Other transactions                            31                             9
 Death benefits                                --                      (113,082)
 Net annuity transactions                      --                        18,883
                                     ------------                 -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (71,819)                     (705,024)
                                     ------------                 -------------
 Net increase (decrease) in
  net assets                              184,214                       747,757
NET ASSETS:
 Beginning of year                      2,462,182                    13,436,469
                                     ------------                 -------------
 End of year                           $2,646,396                   $14,184,226
                                     ============                 =============

(6) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LORD ABBETT
                                     GROWTH AND         MFS(R) CORE             MFS(R) GROWTH       MFS(R) GLOBAL
                                    INCOME FUND        EQUITY SERIES               SERIES           EQUITY SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(19,200)           $(64,291)               $(357,142)           $(47,446)
 Net realized gain (loss) on
  security transactions                  152,570             192,282                1,812,981             336,041
 Net realized gain on
  distributions                               --                  --                       --             154,132
 Net unrealized appreciation
  (depreciation) of
  investments during the year            128,190             687,220                1,378,434             850,715
                                    ------------       -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             261,560             815,211                2,834,273           1,293,442
                                    ------------       -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                31,370              12,646                  289,636              68,036
 Net transfers                          (110,075)            321,445                2,322,825             989,041
 Surrenders for benefit
  payments and fees                     (539,797)         (1,224,286)              (3,724,748)         (1,398,689)
 Other transactions                          (73)                480                   (8,745)                689
 Death benefits                          (73,993)           (143,493)                (348,150)           (109,683)
 Net annuity transactions                     --             (10,534)                  11,416              19,654
                                    ------------       -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (692,568)         (1,043,742)              (1,457,766)           (430,952)
                                    ------------       -------------            -------------       -------------
 Net increase (decrease) in
  net assets                            (431,008)           (228,531)               1,376,507             862,490
NET ASSETS:
 Beginning of year                     2,666,369           5,906,990               19,076,490           6,426,296
                                    ------------       -------------            -------------       -------------
 End of year                          $2,235,361          $5,678,459              $20,452,997          $7,288,786
                                    ============       =============            =============       =============

                                                       MFS(R) INVESTORS
                                MFS(R) HIGH                 GROWTH               MFS(R) INVESTORS
                               INCOME SERIES             STOCK SERIES              TRUST SERIES
                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $4,269,798                $(152,462)                $(920,801)
 Net realized gain (loss) on
  security transactions            (1,131,906)                 677,821                 5,886,937
 Net realized gain on
  distributions                            --                  529,931                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       5,494,179                  482,686                11,594,270
                               --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,632,071                1,537,976                16,560,406
                               --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                            325,601                   32,117                   258,885
 Net transfers                      8,694,413                 (301,582)               (8,588,849)
 Surrenders for benefit
  payments and fees               (13,594,952)              (2,130,751)              (17,425,610)
 Other transactions                       182                      103                       682
 Death benefits                    (1,899,203)                (151,991)               (1,729,290)
 Net annuity transactions               3,138                      419                    (9,866)
                               --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (6,470,821)              (2,551,685)              (27,494,048)
                               --------------            -------------            --------------
 Net increase (decrease) in
  net assets                        2,161,250               (1,013,709)              (10,933,642)
NET ASSETS:
 Beginning of year                 70,952,605               11,299,773               106,104,005
                               --------------            -------------            --------------
 End of year                      $73,113,855              $10,286,064               $95,170,363
                               ==============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    MFS(R) MID CAP              MFS(R) NEW
                                     GROWTH SERIES           DISCOVERY SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(380,515)              $(1,208,388)
 Net realized gain (loss) on
  security transactions                   (169,933)                2,100,445
 Net realized gain on
  distributions                                 --                 6,116,617
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,320,387                 4,903,589
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,769,939                11,912,263
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 152,680                   190,075
 Net transfers                             361,250                (4,741,762)
 Surrenders for benefit
  payments and fees                     (3,993,755)              (11,815,388)
 Other transactions                          3,523                     1,081
 Death benefits                           (372,510)                 (830,569)
 Net annuity transactions                    7,034                   (20,510)
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,841,778)              (17,217,073)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                            (1,071,839)               (5,304,810)
NET ASSETS:
 Beginning of year                      20,537,953                67,973,864
                                     -------------            --------------
 End of year                           $19,466,114               $62,669,054
                                     =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                MFS(R) TOTAL         MFS(R) VALUE            MFS(R) RESEARCH           MFS(R) RESEARCH
                               RETURN SERIES            SERIES                 BOND SERIES          INTERNATIONAL SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $3,155,643            $(131,744)                 $861,764                 $138,473
 Net realized gain (loss) on
  security transactions               (48,109)           2,071,587                 2,883,500               (1,104,710)
 Net realized gain on
  distributions                            --              656,284                   567,286                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      27,034,404            9,157,442                   313,936                3,802,267
                               --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       30,141,938           11,753,569                 4,626,486                2,836,030
                               --------------       --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                          1,505,576            1,834,921                   949,196                   75,418
 Net transfers                     (3,471,283)          (1,588,073)               10,870,611                   58,424
 Surrenders for benefit
  payments and fees               (52,018,930)         (11,101,344)              (14,987,442)              (2,481,880)
 Other transactions                     3,272                  474                      (623)                     586
 Death benefits                    (6,630,302)          (1,108,842)               (1,293,352)                (381,547)
 Net annuity transactions              (8,376)              (1,790)                   (1,414)                       1
                               --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (60,620,043)         (11,964,654)               (4,463,024)              (2,728,998)
                               --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets                      (30,478,105)            (211,085)                  163,462                  107,032
NET ASSETS:
 Beginning of year                345,863,316           86,277,227                85,737,316               20,296,461
                               --------------       --------------            --------------            -------------
 End of year                     $315,385,211          $86,066,142               $85,900,778              $20,403,493
                               ==============       ==============            ==============            =============

                                                               BLACKROCK                  BLACKROCK
                                   MFS(R) RESEARCH              GLOBAL                     GLOBAL
                                       SERIES            ALLOCATION V.I. FUND      OPPORTUNITIES V.I. FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(49,663)                  $942                      $(213)
 Net realized gain (loss) on
  security transactions                   407,501                    247                     10,025
 Net realized gain on
  distributions                                --                    318                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             305,285                  2,729                     (7,529)
                                    -------------              ---------                  ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              663,123                  4,236                      2,283
                                    -------------              ---------                  ---------
UNIT TRANSACTIONS:
 Purchases                                 25,139                 39,500                         --
 Net transfers                            879,622                 34,902                         --
 Surrenders for benefit
  payments and fees                    (1,354,649)                  (214)                        --
 Other transactions                          (465)                    23                         --
 Death benefits                           (20,954)                    --                         --
 Net annuity transactions                      --                     --                         --
                                    -------------              ---------                  ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (471,307)                74,211                         --
                                    -------------              ---------                  ---------
 Net increase (decrease) in
  net assets                              191,816                 78,447                      2,283
NET ASSETS:
 Beginning of year                      4,790,149                 18,375                     18,803
                                    -------------              ---------                  ---------
 End of year                           $4,981,965                $96,822                    $21,086
                                    =============              =========                  =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     BLACKROCK              BLACKROCK
                                     LARGE CAP                EQUITY
                                  GROWTH V.I. FUND      DIVIDEND V.I. FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,935)                $11,469
 Net realized gain (loss) on
  security transactions                  27,627                   2,938
 Net realized gain on
  distributions                          30,285                     845
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,052)                 31,879
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             53,925                  47,131
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                 779,772
 Net transfers                           (1,963)                 91,724
 Surrenders for benefit
  payments and fees                     (55,746)                 (4,693)
 Other transactions                          --                      89
 Death benefits                              --                      --
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (57,709)                866,892
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             (3,784)                914,023
NET ASSETS:
 Beginning of year                      418,322                 115,017
                                     ----------            ------------
 End of year                           $414,538              $1,029,040
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             INVESCO                                   MORGAN STANLEY
                                    UIF MID CAP          VAN KAMPEN V.I.       MORGAN STANLEY --         MULTI CAP
                                       GROWTH                AMERICAN            FOCUS GROWTH              GROWTH
                                     PORTFOLIO              VALUE FUND             PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT (7)          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(39,060)              $(7,570)                $(72)                $(3,314)
 Net realized gain (loss) on
  security transactions                  181,806                74,580                   (6)                  3,726
 Net realized gain on
  distributions                          284,136                    --                  162                  11,121
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (249,050)               51,384                 (334)                  3,659
                                    ------------            ----------              -------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             177,832               118,394                 (250)                 15,192
                                    ------------            ----------              -------              ----------
UNIT TRANSACTIONS:
 Purchases                                21,567                 1,428                   --                  10,500
 Net transfers                          (490,492)               47,322                5,146                  (4,284)
 Surrenders for benefit
  payments and fees                     (245,924)              (74,111)                  --                  (3,572)
 Other transactions                           19                    --                    1                      --
 Death benefits                          (17,802)                   --                   --                      --
 Net annuity transactions                 (2,203)                   --                   --                      --
                                    ------------            ----------              -------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (734,835)              (25,361)               5,147                   2,644
                                    ------------            ----------              -------              ----------
 Net increase (decrease) in
  net assets                            (557,003)               93,033                4,897                  17,836
NET ASSETS:
 Beginning of year                     2,662,967               743,637                   --                 162,285
                                    ------------            ----------              -------              ----------
 End of year                          $2,105,964              $836,670               $4,897                $180,121
                                    ============            ==========              =======              ==========

                                 MORGAN STANLEY --
                                      MID CAP            MORGAN STANLEY --      WILMINGTON MANAGED
                                       GROWTH             FLEXIBLE INCOME       ALLOCATION FUND --
                                     PORTFOLIO               PORTFOLIO          MODERATE GROWTH II
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (8)(9)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,915)                $3,681                    $(22)
 Net realized gain (loss) on
  security transactions                  (1,480)                   (73)                    440
 Net realized gain on
  distributions                          11,795                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,565                  4,672                    (270)
                                     ----------              ---------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,965                  8,280                     148
                                     ----------              ---------               ---------
UNIT TRANSACTIONS:
 Purchases                               21,000                     --                      --
 Net transfers                            8,980                     --                 (15,887)
 Surrenders for benefit
  payments and fees                     (11,143)                  (680)                     --
 Other transactions                           1                     --                      --
 Death benefits                              --                     --                      --
 Net annuity transactions                    --                     --                      --
                                     ----------              ---------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      18,838                   (680)                (15,887)
                                     ----------              ---------               ---------
 Net increase (decrease) in
  net assets                             27,803                  7,600                 (15,739)
NET ASSETS:
 Beginning of year                      144,190                 76,556                  15,739
                                     ----------              ---------               ---------
 End of year                           $171,993                $84,156                    $ --
                                     ==========              =========               =========

(7) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

(8) Formerly MTB Managed Allocation Fund -- Moderate Growth II. Change effective March 9, 2012.

(9) Effective September 28, 2012 Wilmington Managed Allocation Fund -- Moderate Growth II was liquidated.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                              COLUMBIA VARIABLE
                                       BLACKROCK                PORTFOLIO --
                                        CAPITAL             MARSICO INTERNATIONAL
                                 APPRECIATION V.I. FUND      OPPORTUNITIES FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $1,496                   $(108,852)
 Net realized gain (loss) on
  security transactions                     3,482                     415,761
 Net realized gain on
  distributions                            11,916                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              17,964                   1,008,704
                                       ----------               -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               34,858                   1,315,613
                                       ----------               -------------
UNIT TRANSACTIONS:
 Purchases                                739,452                      14,731
 Net transfers                             94,778                     (58,985)
 Surrenders for benefit
  payments and fees                        (4,438)                 (1,268,671)
 Other transactions                            --                        (216)
 Death benefits                                --                    (123,572)
 Net annuity transactions                      --                      11,205
                                       ----------               -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       829,792                  (1,425,508)
                                       ----------               -------------
 Net increase (decrease) in
  net assets                              864,650                    (109,895)
NET ASSETS:
 Beginning of year                        108,335                   9,146,485
                                       ----------               -------------
 End of year                             $972,985                  $9,036,590
                                       ==========               =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           COLUMBIA VARIABLE       COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                  COLUMBIA VARIABLE          PORTFOLIO --             PORTFOLIO --            PORTFOLIO --
                                    PORTFOLIO --            MARSICO FOCUSED         ASSET ALLOCATION             MARSICO
                                  HIGH INCOME FUND           EQUITIES FUND                FUND                 GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $499,291                $(144,829)                 $7,895                $(106,956)
 Net realized gain (loss) on
  security transactions                   237,235                  436,633                (258,776)                 837,927
 Net realized gain on
  distributions                                --                  854,795                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             554,081                 (317,875)                679,226                   16,344
                                    -------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,290,607                  828,724                 428,345                  747,315
                                    -------------            -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 11,777                    2,738                      --                   14,128
 Net transfers                           (246,642)                (363,745)               (177,610)                (185,067)
 Surrenders for benefit
  payments and fees                    (1,472,373)              (1,035,402)               (566,632)              (1,194,519)
 Other transactions                           (73)                     351                      27                     (134)
 Death benefits                          (150,784)                 (87,778)                (12,072)                (188,692)
 Net annuity transactions                   1,093                   (8,140)                 14,042                   22,899
                                    -------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,857,002)              (1,491,976)               (742,245)              (1,531,385)
                                    -------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets                             (566,395)                (663,252)               (313,900)                (784,070)
NET ASSETS:
 Beginning of year                     10,989,710                8,462,648               4,299,557                7,494,012
                                    -------------            -------------            ------------            -------------
 End of year                          $10,423,315               $7,799,396              $3,985,657               $6,709,942
                                    =============            =============            ============            =============

                                 COLUMBIA VARIABLE        COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                    PORTFOLIO --            PORTFOLIO --             PORTFOLIO --
                                    MARSICO 21ST               MID CAP                 DIVIDEND
                                    CENTURY FUND             GROWTH FUND           OPPORTUNITY FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (10)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(43,122)               $(221,753)               $(216,825)
 Net realized gain (loss) on
  security transactions                  209,171                  527,373                  (98,113)
 Net realized gain on
  distributions                               --                  194,605                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             34,292                  480,344                1,473,207
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             200,341                  980,569                1,158,269
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   160                   22,989                   13,862
 Net transfers                          (145,254)                (391,103)                (174,824)
 Surrenders for benefit
  payments and fees                     (350,243)              (1,367,035)              (1,218,972)
 Other transactions                         (214)                    (297)                     (34)
 Death benefits                          (22,890)                (199,417)                (124,453)
 Net annuity transactions                  2,757                       --                    1,098
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (515,684)              (1,934,863)              (1,503,323)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (315,343)                (954,294)                (345,054)
NET ASSETS:
 Beginning of year                     2,187,763               10,570,666               10,246,502
                                    ------------            -------------            -------------
 End of year                          $1,872,420               $9,616,372               $9,901,448
                                    ============            =============            =============

(10) Formerly Columbia Variable Portfolio -- Diversified Equity Income Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                      CAPITAL               OPPENHEIMER
                                    APPRECIATION         GLOBAL SECURITIES
                                      FUND/VA                 FUND/VA
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,002)                 $21,999
 Net realized gain (loss) on
  security transactions                  20,450                  365,467
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            36,370                  791,922
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             51,818                1,179,388
                                     ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                  140                   50,778
 Net transfers                            7,396                  (29,458)
 Surrenders for benefit
  payments and fees                      (9,132)                (925,690)
 Other transactions                          (6)                    (117)
 Death benefits                              --                 (133,129)
 Net annuity transactions                    --                       --
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (1,602)              (1,037,616)
                                     ----------            -------------
 Net increase (decrease) in
  net assets                             50,216                  141,772
NET ASSETS:
 Beginning of year                      432,758                6,664,682
                                     ----------            -------------
 End of year                           $482,974               $6,806,454
                                     ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            OPPENHEIMER
                                    OPPENHEIMER             MAIN STREET            OPPENHEIMER         PUTNAM VT
                                    MAIN STREET           SMALL- & MID-CAP            VALUE           DIVERSIFIED
                                     FUND(R)/VA               FUND/VA                FUND/VA          INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(10,309)               $(77,485)                $(592)           $825,344
 Net realized gain (loss) on
  security transactions                   44,166                 442,826                 6,830              54,876
 Net realized gain on
  distributions                               --                      --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            113,600                 505,886                14,050           1,156,159
                                    ------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             147,457                 871,227                20,288           2,036,379
                                    ------------            ------------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                                16,609                  28,824                   651              83,808
 Net transfers                            (2,824)               (359,886)              (22,003)          2,559,210
 Surrenders for benefit
  payments and fees                      (69,023)               (543,474)               (4,949)         (1,756,847)
 Other transactions                           (1)                    125                    --                  (8)
 Death benefits                           (2,984)                (65,174)                   --            (208,543)
 Net annuity transactions                     --                      --                    --                  --
                                    ------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (58,223)               (939,585)              (26,301)            677,620
                                    ------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets                              89,234                 (68,358)               (6,013)          2,713,999
NET ASSETS:
 Beginning of year                     1,021,065               5,999,393               190,149          20,344,537
                                    ------------            ------------            ----------       -------------
 End of year                          $1,110,299              $5,931,035              $184,136         $23,058,536
                                    ============            ============            ==========       =============


                                          PUTNAM VT               PUTNAM VT             PUTNAM VT
                                         GLOBAL ASSET           INTERNATIONAL         INTERNATIONAL
                                       ALLOCATION FUND           VALUE FUND            EQUITY FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(27,499)                $4,362                $1,359
 Net realized gain (loss) on
  security transactions                         9,498                 (9,168)                 (793)
 Net realized gain on
  distributions                                    --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 203,564                 37,610                57,469
                                         ------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                  185,563                 32,804                58,035
                                         ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      1,800                     --                    20
 Net transfers                              1,638,184                 52,002                12,953
 Surrenders for benefit
  payments and fees                           (74,482)              (103,347)              (14,191)
 Other transactions                                 1                     --                    --
 Death benefits                                    --                     --                    --
 Net annuity transactions                          --                     --                    --
                                         ------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         1,565,503                (51,345)               (1,218)
                                         ------------            -----------            ----------
 Net increase (decrease) in
  net assets                                1,751,066                (18,541)               56,817
NET ASSETS:
 Beginning of year                            702,368                227,998               295,074
                                         ------------            -----------            ----------
 End of year                               $2,453,434               $209,457              $351,891
                                         ============            ===========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                             PUTNAM VT
                                      PUTNAM VT              SMALL CAP
                                   INVESTORS FUND            VALUE FUND
                                   SUB-ACCOUNT (9)          SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(121)               $(40,584)
 Net realized gain (loss) on
  security transactions                   18,374                  44,990
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (5,082)                219,017
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              13,171                 223,423
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --                   8,561
 Net transfers                          (404,518)               (101,370)
 Surrenders for benefit
  payments and fees                           --                (316,454)
 Other transactions                           --                      (1)
 Death benefits                               --                      --
 Net annuity transactions                     --                      --
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (404,518)               (409,264)
                                     -----------            ------------
 Net increase (decrease) in
  net assets                            (391,347)               (185,841)
NET ASSETS:
 Beginning of year                       391,347               2,223,226
                                     -----------            ------------
 End of year                                $ --              $2,037,385
                                     ===========            ============

(9)  Not funded as of December 31, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               JPMORGAN                 JPMORGAN                 JPMORGAN
                                                           INSURANCE TRUST           INSURANCE TRUST          INSURANCE TRUST
                                     PUTNAM VT                CORE BOND                U.S. EQUITY           INTREPID MID CAP
                                    VOYAGER FUND            PORTFOLIO -- 1           PORTFOLIO -- 1           PORTFOLIO -- 1
                                    SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(8,424)               $2,661,890                  $(5,031)                $(70,433)
 Net realized gain (loss) on
  security transactions                   25,542                 1,171,465                  305,082                 (217,514)
 Net realized gain on
  distributions                               --                        --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             55,246                  (651,218)                 914,905                1,490,815
                                    ------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              72,364                 3,182,137                1,214,956                1,202,868
                                    ------------            --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             1,846,551                   219,858                   19,194                   22,577
 Net transfers                          (213,655)                7,046,336                 (379,176)                (638,554)
 Surrenders for benefit
  payments and fees                      (30,016)              (14,587,223)              (1,867,646)                (902,928)
 Other transactions                         (130)                      236                     (191)                   1,296
 Death benefits                          (12,925)               (1,787,522)                (163,537)                (129,072)
 Net annuity transactions                     --                        --                       --                       --
                                    ------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,589,825                (9,108,315)              (2,391,356)              (1,646,681)
                                    ------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets                           1,662,189                (5,926,178)              (1,176,400)                (443,813)
NET ASSETS:
 Beginning of year                       690,523                87,932,368                8,437,083                9,039,740
                                    ------------            --------------            -------------            -------------
 End of year                          $2,352,712               $82,006,190               $7,260,683               $8,595,927
                                    ============            ==============            =============            =============

                                       JPMORGAN                 JPMORGAN                JPMORGAN
                                   INSURANCE TRUST          INSURANCE TRUST          INSURANCE TRUST
                                     EQUITY INDEX           INTREPID GROWTH          MID CAP GROWTH
                                    PORTFOLIO -- 1           PORTFOLIO -- 1          PORTFOLIO -- 1
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $105,977                $(31,829)               $(156,385)
 Net realized gain (loss) on
  security transactions                    957,453                 111,432                 (133,420)
 Net realized gain on
  distributions                                 --                      --                  119,991
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,329,586                 424,573                1,523,815
                                    --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,393,016                 504,176                1,354,001
                                    --------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  99,802                  11,675                   21,621
 Net transfers                          (3,792,030)               (113,995)                (777,470)
 Surrenders for benefit
  payments and fees                     (6,185,312)               (450,725)              (2,056,240)
 Other transactions                           (126)                    264                       (5)
 Death benefits                           (821,115)                (70,856)                (163,281)
 Net annuity transactions                       --                      --                       --
                                    --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (10,698,781)               (623,637)              (2,975,375)
                                    --------------            ------------            -------------
 Net increase (decrease) in
  net assets                            (6,305,765)               (119,461)              (1,621,374)
NET ASSETS:
 Beginning of year                      35,349,975               3,633,009                9,980,892
                                    --------------            ------------            -------------
 End of year                           $29,044,210              $3,513,548               $8,359,518
                                    ==============            ============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       JPMORGAN
                                    INSURANCE TRUST            PUTNAM VT
                                     MID CAP VALUE              EQUITY
                                    PORTFOLIO -- 1            INCOME FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(34,195)                  $247
 Net realized gain (loss) on
  security transactions                 (1,865,901)                24,046
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,060,260                 (5,485)
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,160,164                 18,808
                                     -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                  17,796                     --
 Net transfers                            (451,368)              (417,964)
 Surrenders for benefit
  payments and fees                     (1,731,505)                  (198)
 Other transactions                           (111)                    28
 Death benefits                           (116,949)                    --
 Net annuity transactions                       --                     --
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,282,137)              (418,134)
                                     -------------            -----------
 Net increase (decrease) in
  net assets                            (1,121,973)              (399,326)
NET ASSETS:
 Beginning of year                       7,226,664                426,630
                                     -------------            -----------
 End of year                            $6,104,691                $27,304
                                     =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   PIMCO
                                      PIMCO                 PIMCO                 GLOBAL             JENNISON 20/20
                                    ALL ASSET           EQS PATHFINDER          MULTI-ASSET              FOCUS
                                    PORTFOLIO             PORTFOLIO              PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (11)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,411                $3,009                  $302                $(2,265)
 Net realized gain (loss) on
  security transactions                     66                 1,246                  (219)                 8,870
 Net realized gain on
  distributions                             --                    --                    88                  4,747
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,008                23,897                   202                  2,161
                                    ----------            ----------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            18,485                28,152                   373                 13,513
                                    ----------            ----------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                               6,000               649,810                10,849                     --
 Net transfers                          31,608                73,823                 1,093                     --
 Surrenders for benefit
  payments and fees                     (1,284)               (3,908)                   --                (31,883)
 Other transactions                         --                    --                    (2)                    (1)
 Death benefits                             --                    --                    --                     --
 Net annuity transactions                   --                    --                    --                     --
                                    ----------            ----------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     36,324               719,725                11,940                (31,884)
                                    ----------            ----------             ---------             ----------
 Net increase (decrease) in
  net assets                            54,809               747,877                12,313                (18,371)
NET ASSETS:
 Beginning of year                     113,692                96,134                    --                150,201
                                    ----------            ----------             ---------             ----------
 End of year                          $168,501              $844,011               $12,313               $131,830
                                    ==========            ==========             =========             ==========

                                                                             PRUDENTIAL
                                                                               SERIES
                                                         PRUDENTIAL         INTERNATIONAL
                                     JENNISON               VALUE              GROWTH
                                    PORTFOLIO             PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,412)               $(872)              $(77)
 Net realized gain (loss) on
  security transactions                 10,285                  (34)               (43)
 Net realized gain on
  distributions                             --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,755               10,336                836
                                    ----------            ---------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            27,628                9,430                716
                                    ----------            ---------            -------
UNIT TRANSACTIONS:
 Purchases                                  --                   --                 --
 Net transfers                          (7,282)               1,517                 --
 Surrenders for benefit
  payments and fees                    (31,021)              (2,223)                (3)
 Other transactions                         (1)                  --                 --
 Death benefits                             --                   --                 --
 Net annuity transactions               (6,099)                  --                 --
                                    ----------            ---------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (44,403)                (706)                (3)
                                    ----------            ---------            -------
 Net increase (decrease) in
  net assets                           (16,775)               8,724                713
NET ASSETS:
 Beginning of year                     196,196               76,221              3,658
                                    ----------            ---------            -------
 End of year                          $179,421              $84,945             $4,371
                                    ==========            =========            =======

(11) Funded as of February 28, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    LEGG MASON             LEGG MASON
                                    CLEARBRIDGE       CLEARBRIDGE VARIABLE
                                  VARIABLE EQUITY          FUNDAMENTAL
                                  INCOME BUILDER          ALL CAP VALUE
                                     PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $838                  $1,195
 Net realized gain (loss) on
  security transactions                 (4,820)                (39,616)
 Net realized gain on
  distributions                             --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           11,242                 121,857
                                     ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,260                  83,436
                                     ---------             -----------
UNIT TRANSACTIONS:
 Purchases                                  --                      --
 Net transfers                           1,684                   2,663
 Surrenders for benefit
  payments and fees                    (11,737)               (185,052)
 Other transactions                        142                      (4)
 Death benefits                             --                  (2,552)
 Net annuity transactions                  (44)                 38,100
                                     ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (9,955)               (146,845)
                                     ---------             -----------
 Net increase (decrease) in
  net assets                            (2,695)                (63,409)
NET ASSETS:
 Beginning of year                      59,573                 712,907
                                     ---------             -----------
 End of year                           $56,878                $649,498
                                     =========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                WESTERN ASSET             LEGG MASON                INVESCO
                               VARIABLE GLOBAL       CLEARBRIDGE VARIABLE       VAN KAMPEN V.I.            INVESCO
                               HIGH YIELD BOND         LARGE CAP VALUE             GROWTH AND          VAN KAMPEN V.I.
                                  PORTFOLIO               PORTFOLIO               INCOME FUND           COMSTOCK FUND
                              SUB-ACCOUNT (12)           SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $3,045                   $1,823                   $(2,487)              $(1,823)
 Net realized gain (loss)
  on security transactions           (1,535)                  12,856                    35,686                (9,737)
 Net realized gain on
  distributions                          --                      241                        --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                7,576                   23,104                   153,023                69,305
                                  ---------               ----------              ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     9,086                   38,024                   186,222                57,745
                                  ---------               ----------              ------------            ----------
UNIT TRANSACTIONS:
 Purchases                            2,466                       --                    14,459                    --
 Net transfers                       (5,438)                  (1,870)                  (41,232)                 (355)
 Surrenders for benefit
  payments and fees                  (6,384)                 (87,973)                  (83,283)              (64,739)
 Other transactions                     142                      167                       147                    --
 Death benefits                          --                       --                   (27,547)                   --
 Net annuity transactions              (169)                     (78)                       --                    --
                                  ---------               ----------              ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (9,383)                 (89,754)                 (137,456)              (65,094)
                                  ---------               ----------              ------------            ----------
 Net increase (decrease)
  in net assets                        (297)                 (51,730)                   48,766                (7,349)
NET ASSETS:
 Beginning of year                   57,558                  300,983                 1,504,906               366,784
                                  ---------               ----------              ------------            ----------
 End of year                        $57,261                 $249,253                $1,553,672              $359,435
                                  =========               ==========              ============            ==========

                                    INVESCO                   INVESCO               WELLS FARGO
                                VAN KAMPEN V.I.           VAN KAMPEN V.I.          ADVANTAGE VT
                                   AMERICAN                   MID CAP               INDEX ASSET
                                FRANCHISE FUND              GROWTH FUND           ALLOCATION FUND
                             SUB-ACCOUNT (13)(14)      SUB-ACCOUNT (15)(16)         SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(502,968)                 $(65,165)                 $(52)
 Net realized gain (loss)
  on security transactions           2,231,449                   344,494                 1,119
 Net realized gain on
  distributions                             --                       892                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               1,048,203                    56,298                   318
                                 -------------             -------------             ---------
 Net increase (decrease)
  in net assets resulting
  from operations                    2,776,684                   336,519                 1,385
                                 -------------             -------------             ---------
UNIT TRANSACTIONS:
 Purchases                             245,261                    18,989                    40
 Net transfers                         406,815                  (873,124)                6,170
 Surrenders for benefit
  payments and fees                 (5,911,851)                 (689,600)                  (11)
 Other transactions                        362                      (150)                   --
 Death benefits                       (443,313)                  (14,933)                   --
 Net annuity transactions               50,746                        --                    --
                                 -------------             -------------             ---------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (5,651,980)               (1,558,818)                6,199
                                 -------------             -------------             ---------
 Net increase (decrease)
  in net assets                     (2,875,296)               (1,222,299)                7,584
NET ASSETS:
 Beginning of year                  26,475,859                 4,005,838                12,638
                                 -------------             -------------             ---------
 End of year                       $23,600,563                $2,783,539               $20,222
                                 =============             =============             =========

(12) Formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio. Change effective November 1, 2012.

(13) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(14) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(15) Funded as of April 27, 2012.

(16) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT
                                   TOTAL RETURN           INTRINSIC
                                     BOND FUND           VALUE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $8                 $(78)
 Net realized gain (loss) on
  security transactions                     10                 (193)
 Net realized gain on
  distributions                            205                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              353                4,592
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               576                4,321
                                     ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                  40                   --
 Net transfers                           6,170                 (663)
 Surrenders for benefit
  payments and fees                        (11)              (1,180)
 Other transactions                          1                   --
 Death benefits                             --                   --
 Net annuity transactions                   --                   --
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      6,200               (1,843)
                                     ---------            ---------
 Net increase (decrease) in
  net assets                             6,776                2,478
NET ASSETS:
 Beginning of year                      10,802               25,865
                                     ---------            ---------
 End of year                           $17,578              $28,343
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT          WELLS FARGO
                                   INTERNATIONAL             SMALL CAP           ADVANTAGE VT
                                    EQUITY FUND             GROWTH FUND         DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,033)               $(29,776)              $(70)
 Net realized gain (loss) on
  security transactions                  (29,907)                 74,935                169
 Net realized gain on
  distributions                          102,201                  80,279                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             83,053                 (16,369)               545
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                             154,314                 109,069                644
                                    ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                 2,021                     798              1,265
 Net transfers                          (144,054)                 16,999               (694)
 Surrenders for benefit
  payments and fees                     (157,111)               (193,014)               (21)
 Other transactions                            3                       2                  1
 Death benefits                          (12,779)                (20,666)                --
 Net annuity transactions                     --                    (472)                --
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (311,920)               (196,353)               551
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets                            (157,606)                (87,284)             1,195
NET ASSETS:
 Beginning of year                     1,536,435               1,686,200              3,999
                                    ------------            ------------            -------
 End of year                          $1,378,829              $1,598,916             $5,194
                                    ============            ============            =======

                                     WELLS FARGO
                                    ADVANTAGE VT              WELLS FARGO
                                      SMALL CAP              ADVANTAGE VT
                                     VALUE FUND            OPPORTUNITY FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(80,412)                $(93,131)
 Net realized gain (loss) on
  security transactions                   656,492                  237,951
 Net realized gain on
  distributions                                --                    3,365
 Net unrealized appreciation
  (depreciation) of
  investments during the year             992,515                1,091,432
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,568,595                1,239,617
                                    -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 28,555                  113,605
 Net transfers                         (1,090,727)                (155,299)
 Surrenders for benefit
  payments and fees                    (1,687,915)                (846,454)
 Other transactions                           (62)                     (18)
 Death benefits                          (165,417)                (194,045)
 Net annuity transactions                    (414)                      --
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,915,980)              (1,082,211)
                                    -------------            -------------
 Net increase (decrease) in
  net assets                           (1,347,385)                 157,406
NET ASSETS:
 Beginning of year                     13,567,829                9,158,329
                                    -------------            -------------
 End of year                          $12,220,444               $9,315,735
                                    =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century VP Value Fund, American Century VP Growth Fund, AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid-Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Value Opportunities Fund (formerly Invesco Van Kampen V.I. Value Opportunities Fund), Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Money Market Fund, American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Sterling Capital Strategic Allocation Equity VIF++, Sterling Capital Equity Income VIF (formerly Sterling Capital Select Equity
    VIF), Sterling Capital Special Opportunities VIF, Sterling Capital Total Return Bond VIF, Columbia Variable Portfolio -- Small Company Growth Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity(R) VIP Growth Portfolio, Fidelity(R) VIP Contrafund(R) Portfolio, Fidelity(R) VIP Mid Cap Portfolio, Fidelity(R) VIP Value Strategies Portfolio, Fidelity(R) VIP Dynamic Capital Appreciation Portfolio, Fidelity(R) VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Bond Securities Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Hartford Portfolio Diversifier HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund (merged with Huntington VA Macro 100 Fund), Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS(R) Core Equity Series, MFS(R) Growth Series, MFS(R) Global Equity Series, MFS(R) Investors Growth Stock Series, MFS(R) Investors Trust Series, MFS(R) Mid Cap Growth Series, MFS(R) New Discovery Series, MFS(R) Total Return Series, MFS(R) Value Series, MFS(R) Research Bond Series, MFS(R) Research International Series, MFS(R) Research Series, MFS(R) High Yield Portfolio (merged with MFS(R) High Income Series), BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, UIF Core Plus Fixed Income

-------------------------------------------------------------------------------

    Portfolio (merged with Morgan Stanley -- Flexible Income Portfolio), UIF Growth Portfolio (merged with Morgan Stanley -- Focus Growth Portfolio and Morgan Stanley Multi Cap Growth Portfolio), UIF Mid Cap Growth Portfolio, Invesco V.I. American Value Fund (formerly Invesco Van Kampen V.I. American Value Fund), Morgan Stanley -- Mid Cap Growth Portfolio, BlackRock Capital Appreciation V.I. Fund, Columbia Variable Portfolio -- Marsico International Opportunities Fund, Columbia Variable Portfolio -- Marsico Focused Equities Fund, Columbia Variable Portfolio -- Asset Allocation Fund, Columbia Variable Portfolio -- Marsico Growth Fund, Columbia Variable Portfolio -- Marsico 21st Century Fund, Columbia Variable Portfolio -- Dividend Opportunity Fund, Columbia Variable Portfolio -- Income Opportunities Fund (merged with Columbia Variable Portfolio -- High Income Fund), Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund (merged with Columbia Variable Portfolio -- Mid Cap Growth Fund), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Fund/VA (formerly Oppenheimer Global Securities Fund/VA), Oppenheimer Main Street Fund(R)/VA, Oppenheimer Main Street Small Cap Fund/VA (formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA), Oppenheimer Equity Income Fund/VA (formerly Oppenheimer Value Fund/VA), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund, Putnam VT Voyager Fund, JPMorgan Insurance Trust Core Bond Portfolio -- 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- 1, JPMorgan Insurance Trust Equity Index Portfolio -- 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- 1, Putnam VT Equity Income Fund, PIMCO All Asset Portfolio, PIMCO EqS Pathfinder Portfolio, PIMCO Global Multi-Asset Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth Portfolio, Clearbridge Variable Equity Income Portfolio (formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio), Clearbridge Variable All Cap Value Portfolio (formerly Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio), Western Asset Variable Global High Yield Bond Portfolio, Clearbridge Variable Large Cap Value Portfolio (formerly Legg Mason ClearBridge Variable Large Cap Value Portfolio), Invesco V.I. Growth and Income Fund (formerly Invesco Van Kampen V.I. Growth and Income Fund), Invesco V.I. Comstock Fund (formerly Invesco Van Kampen V.I. Comstock Fund), Invesco V.I. American Franchise Fund (formerly Invesco Van Kampen V.I. American Franchise Fund), Invesco V.I. Mid Cap Growth Fund (formerly Invesco Van Kampen V.I. Mid Cap Growth Fund), Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

++     During 2013, the following Sub-Account
       was liquidated: Sterling Capital
       Strategic Allocation Equity VIF.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2013 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2013, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the years ended December 31, 2013 and 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2013. The 2007 through 2013 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       h) MERGED FUNDS -- The results of Merged Funds ("Merged Funds") are combined with the results of the surviving Fund in the Statement of Operations and Statement of Changes in Net Assets.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-Account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

-------------------------------------------------------------------------------

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

       f) DISTRIBUTION CHARGE -- A Distribution Charge of 0.85% may be charged, by the Sponsor Company, to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of seven years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century VP Value Fund                          $449,992        $951,745
American Century VP Growth Fund                           65,510          31,427
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                             1,740,975       1,050,303
AllianceBernstein VPS International Value
 Portfolio                                               771,514       2,046,691
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio                                             1,307,619         884,034
AllianceBernstein VPS Value Portfolio                    255,851         105,740
AllianceBernstein VPS International Growth
 Portfolio                                               191,443         187,789
Invesco V.I. Value Opportunities Fund*                 2,995,788      10,121,730
Invesco V.I. Core Equity Fund                          8,033,933      23,110,005
Invesco V.I. Government Securities Fund               26,033,426      88,816,916
Invesco V.I. High Yield Fund                             420,235         625,312
Invesco V.I. International Growth Fund                 7,880,393      18,167,457
Invesco V.I. Mid Cap Core Equity Fund                 10,228,621      20,090,904
Invesco V.I. Small Cap Equity Fund                     6,053,633      16,301,528
Invesco V.I. Balanced Risk Allocation Fund             1,566,456       5,035,110
Invesco V.I. Diversified Dividend Fund                       143             501
Invesco V.I. Money Market Fund                        54,527,076      33,297,903
American Century VP Mid Cap Value Fund                     6,783          13,611
American Funds Global Bond Fund                        6,523,591      27,599,121
American Funds Global Growth and Income Fund           7,805,169      33,085,640
American Funds Asset Allocation Fund                  22,611,685      84,203,269
American Funds Blue Chip Income and Growth Fund       12,204,161      41,647,725
American Funds Bond Fund                              54,640,215      67,577,345
American Funds Global Growth Fund                      9,061,529      31,866,181
American Funds Growth Fund                            26,998,307     211,784,153
American Funds Growth-Income Fund                     27,302,828     195,934,982
American Funds International Fund                     11,759,604      52,646,080
American Funds New World Fund                          8,337,673      25,464,453
American Funds Global Small Capitalization Fund        8,101,501      19,772,119

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Sterling Capital Strategic Allocation Equity
 VIF*                                                         $3          $4,174
Sterling Capital Equity Income VIF*                        3,352           3,460
Sterling Capital Special Opportunities VIF               341,626         474,550
Sterling Capital Total Return Bond VIF                   260,769         443,543
Columbia Variable Portfolio -- Small Company
 Growth Fund                                             444,681       1,973,935
Wells Fargo Advantage VT Omega Growth Fund               297,685         505,256
Fidelity(R) VIP Growth Portfolio                         378,070         322,052
Fidelity(R) VIP Contrafund(R) Portfolio                2,689,587       6,806,817
Fidelity(R) VIP Mid Cap Portfolio                      3,553,634       4,373,220
Fidelity(R) VIP Value Strategies Portfolio               484,029         457,137
Fidelity(R) VIP Dynamic Capital Appreciation
 Portfolio                                               733,279         244,310
Fidelity(R) VIP Strategic Income Portfolio                46,527          18,605
Franklin Rising Dividends Securities Fund             22,561,391      95,059,290
Franklin Income Securities Fund                       74,335,966     258,612,606
Franklin Large Cap Growth Securities Fund              4,564,145      16,137,916
Franklin Global Real Estate Securities Fund              263,197         290,809
Franklin Small-Mid Cap Growth Securities Fund         14,797,845      25,395,784
Franklin Small Cap Value Securities Fund               7,540,918       7,651,093
Franklin Strategic Income Securities Fund             36,420,339      79,390,836
Mutual Shares Securities Fund                         21,619,032     114,418,302
Templeton Developing Markets Securities Fund           4,938,740      18,538,923
Templeton Foreign Securities Fund                     17,397,030      53,999,506
Templeton Growth Securities Fund                      15,597,064      79,740,263
Mutual Global Discovery Securities Fund               19,376,154      43,488,308
Franklin Flex Cap Growth Securities Fund               2,314,569       8,106,821
Franklin Large Cap Value Securities Fund               4,343,075       4,452,849
Templeton Global Bond Securities Fund                  3,535,799       6,162,137
Hartford Balanced HLS Fund                             2,787,947       3,896,416
Hartford Total Return Bond HLS Fund                   29,095,566      30,238,630
Hartford Capital Appreciation HLS Fund                 6,872,369      40,166,874
Hartford Dividend and Growth HLS Fund                  9,515,827      24,227,139
Hartford Global Research HLS Fund                         48,026         112,294
Hartford Healthcare HLS Fund                               9,211          88,357
Hartford Global Growth HLS Fund                           60,138         266,846
Hartford Disciplined Equity HLS Fund                   1,333,864       3,080,309
Hartford Growth HLS Fund                                  27,560         253,455
Hartford Growth Opportunities HLS Fund                 1,515,462       8,677,268
Hartford High Yield HLS Fund                           2,152,353       2,647,760
Hartford Index HLS Fund                                1,656,104       1,980,591
Hartford International Opportunities HLS Fund          1,728,920       2,755,289
Hartford Small/Mid Cap Equity HLS Fund                   659,339         874,351
Hartford MidCap HLS Fund                                  43,839         422,322
Hartford MidCap Value HLS Fund                           307,741         163,546
Hartford Ultrashort Bond HLS Fund*                   108,640,546     182,357,167
Hartford Small Company HLS Fund                        1,777,515       2,286,750
Hartford SmallCap Growth HLS Fund                        941,122         583,952
Hartford Stock HLS Fund                                  698,789       2,464,987
Hartford U.S. Government Securities HLS Fund           1,610,747       3,708,846
Hartford Value HLS Fund                                  225,271         392,630
American Funds Asset Allocation HLS Fund               3,250,123       3,834,436

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth HLS
 Fund                                                 $1,156,016      $1,590,532
American Funds Bond HLS Fund                           6,512,014       6,449,014
American Funds Global Bond HLS Fund                      846,949       1,431,614
American Funds Global Growth and Income HLS
 Fund                                                  1,148,731       3,343,458
American Funds Global Growth HLS Fund                    396,459       1,144,055
American Funds Global Small Capitalization HLS
 Fund                                                  1,678,435       2,371,027
American Funds Growth HLS Fund                         5,521,776      13,961,325
American Funds Growth-Income HLS Fund                  3,018,434       8,609,664
American Funds International HLS Fund                  3,242,218       8,746,890
American Funds New World HLS Fund                      1,657,989       1,876,842
Hartford Portfolio Diversifier HLS Fund               15,644,692       4,740,463
Huntington VA Income Equity Fund                         587,658       1,104,821
Huntington VA Dividend Capture Fund*                   4,205,704       5,529,195
Huntington VA Growth Fund                                125,043         656,532
Huntington VA Mid Corp America Fund                      708,762       2,049,691
Huntington VA Rotating Markets Fund                      320,703         289,334
Huntington VA International Equity Fund                  409,765       1,360,185
Huntington VA Mortgage Securities Fund                   344,003         689,102
Huntington VA Situs Fund                                 306,199       1,475,139
Lord Abbett Fundamental Equity Fund                      354,816         634,119
Lord Abbett Calibrated Dividend Growth Fund            3,281,616         588,740
Lord Abbett Bond Debenture Fund                        2,308,457       3,161,675
Lord Abbett Growth and Income Fund                     2,331,964         608,394
MFS(R) Core Equity Series                              1,573,893       2,954,450
MFS(R) Growth Series                                  17,344,762      10,371,664
MFS(R) Global Equity Series                            3,270,483       4,320,061
MFS(R) Investors Growth Stock Series                   1,634,471       4,939,499
MFS(R) Investors Trust Series                          5,333,590      40,501,515
MFS(R) Mid Cap Growth Series                           4,558,940       9,071,726
MFS(R) New Discovery Series                            9,040,977      31,586,945
MFS(R) Total Return Series                            23,825,125     117,290,197
MFS(R) Value Series                                   16,027,974      32,716,918
MFS(R) Research Bond Series                           71,011,276      31,379,032
MFS(R) Research International Series                   1,992,795       7,635,563
MFS(R) Research Series                                 2,172,259       3,033,982
MFS(R) High Yield Portfolio*                          77,112,622      90,320,778
BlackRock Global Allocation V.I. Fund                    128,848           7,809
BlackRock Global Opportunities V.I. Fund                   6,787             620
BlackRock Large Cap Growth V.I. Fund                      36,282          95,718
BlackRock Equity Dividend V.I. Fund                      356,154         591,122
UIF Core Plus Fixed Income Portfolio*                     89,282         136,669
UIF Growth Portfolio*                                    347,187         314,405
UIF Mid Cap Growth Portfolio                             182,570         626,562
Invesco V.I. American Value Fund*                         73,617         112,479
Morgan Stanley -- Mid Cap Growth Portfolio                59,188          14,406
BlackRock Capital Appreciation V.I. Fund                 414,719         644,177
Columbia Variable Portfolio -- Marsico
 International Opportunities Fund                        720,961       2,440,457
Columbia Variable Portfolio -- Marsico Focused
 Equities Fund                                         2,116,351       2,666,405
Columbia Variable Portfolio -- Asset Allocation
 Fund                                                    356,765       1,184,499

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Columbia Variable Portfolio -- Marsico Growth
 Fund                                                   $211,853      $1,930,425
Columbia Variable Portfolio -- Marsico 21st
 Century Fund                                            295,200         645,881
Columbia Variable Portfolio -- Dividend
 Opportunity Fund                                        761,638       3,008,698
Columbia Variable Portfolio -- Income
 Opportunities Fund*                                  12,715,070      12,745,937
Columbia Variable Portfolio -- Mid Cap Growth
 Opportunity Fund*                                    13,293,173      12,373,745
Oppenheimer Capital Appreciation Fund/VA                 111,450          45,175
Oppenheimer Global Fund/VA*                              629,714       1,684,876
Oppenheimer Main Street Fund(R)/VA                        99,535         251,757
Oppenheimer Main Street Small Cap Fund/VA*               776,183       2,209,662
Oppenheimer Equity Income Fund/VA*                        69,493          53,754
Putnam VT Diversified Income Fund                      2,753,890       6,659,854
Putnam VT Global Asset Allocation Fund                    81,119       1,862,522
Putnam VT International Value Fund                        75,676          77,636
Putnam VT International Equity Fund                      203,098          75,601
Putnam VT Small Cap Value Fund                           809,320       1,172,263
Putnam VT Voyager Fund                                   450,028       1,217,519
JPMorgan Insurance Trust Core Bond Portfolio --
 1                                                     8,976,911      21,191,228
JPMorgan Insurance Trust U.S. Equity Portfolio
 -- 1                                                    420,936       2,652,920
JPMorgan Insurance Trust Intrepid Mid Cap
 Portfolio -- 1                                          660,114       2,938,755
JPMorgan Insurance Trust Equity Index Portfolio
 -- 1                                                  2,769,996       9,623,604
JPMorgan Insurance Trust Intrepid Growth
 Portfolio -- 1                                          240,823       1,093,495
JPMorgan Insurance Trust Mid Cap Growth
 Portfolio -- 1                                        1,022,374       3,312,082
JPMorgan Insurance Trust Mid Cap Value Portfolio
 -- 1                                                    708,152       2,368,940
Putnam VT Equity Income Fund                              25,609             663
PIMCO All Asset Portfolio                                  8,961           3,424
PIMCO EqS Pathfinder Portfolio                           252,082         441,855
PIMCO Global Multi-Asset Portfolio                         1,709             441
Jennison 20/20 Focus Portfolio                                 1          22,638
Jennison Portfolio                                           939          66,131
Prudential Value Portfolio                                12,661          44,449
Prudential Series International Growth
 Portfolio                                                 9,226             529
Clearbridge Variable Equity Income Portfolio*              1,511          26,080
Clearbridge Variable All Cap Value Portfolio*             54,795         177,836
Western Asset Variable Global High Yield Bond
 Portfolio                                                 4,144           1,952
Clearbridge Variable Large Cap Value Portfolio*           16,489          78,740
Invesco V.I. Growth and Income Fund*                     219,524         428,754
Invesco V.I. Comstock Fund*                               75,687          91,723
Invesco V.I. American Franchise Fund*                  2,648,447      10,102,591
Invesco V.I. Mid Cap Growth Fund*                      1,771,855       1,555,331
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                        471           1,372
Wells Fargo Advantage VT Total Return Bond Fund              868             270
Wells Fargo Advantage VT Intrinsic Value Fund              1,201           1,144
Wells Fargo Advantage VT International Equity
 Fund                                                    320,041         320,085
Wells Fargo Advantage VT Small Cap Growth Fund           348,878         780,848
Wells Fargo Advantage VT Discovery Fund                      173             126
Wells Fargo Advantage VT Small Cap Value Fund            865,148       3,332,343
Wells Fargo Advantage VT Opportunity Fund                435,799       2,273,142

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
American Century VP Value Fund         32,626         70,707        (38,081)
American Century VP Growth Fund         5,831          2,723          3,108
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            143,832         87,380         56,452
AllianceBernstein VPS
 International Value Portfolio         46,536        285,002       (238,466)
AllianceBernstein VPS
 Small/Mid-Cap Value Portfolio         78,058         59,195         18,863
AllianceBernstein VPS Value
 Portfolio                             18,066          3,482         14,584
AllianceBernstein VPS
 International Growth
 Portfolio                             19,801         19,131            670
Invesco V.I. Value
 Opportunities Fund*                1,961,613      7,126,621     (5,165,008)
Invesco V.I. Core Equity Fund         591,922      1,624,536     (1,032,614)
Invesco V.I. Government
 Securities Fund                   14,820,126     64,010,422    (49,190,296)
Invesco V.I. High Yield Fund          105,213        316,359       (211,146)
Invesco V.I. International
 Growth Fund                        2,702,881      6,732,186     (4,029,305)
Invesco V.I. Mid Cap Core
 Equity Fund                        3,183,342      9,683,377     (6,500,035)
Invesco V.I. Small Cap Equity
 Fund                                 316,286        851,198       (534,912)
Invesco V.I. Balanced Risk
 Allocation Fund                      110,517        415,990       (305,473)
Invesco V.I. Diversified
 Dividend Fund                             --             33            (33)
Invesco V.I. Money Market Fund      5,578,905      3,435,056      2,143,849
American Century VP Mid Cap
 Value Fund                               369          1,016           (647)
American Funds Global Bond Fund       478,675      2,102,946     (1,624,271)
American Funds Global Growth
 and Income Fund                      463,529      2,567,208     (2,103,679)
American Funds Asset Allocation
 Fund                               1,258,441      4,882,476     (3,624,035)
American Funds Blue Chip Income
 and Growth Fund                    8,111,682     30,784,586    (22,672,904)
American Funds Bond Fund            3,313,368      4,402,763     (1,089,395)
American Funds Global Growth
 Fund                                 520,439      1,773,748     (1,253,309)
American Funds Growth Fund          1,687,148     13,924,090    (12,236,942)
American Funds Growth-Income
 Fund                               1,429,626     11,710,257    (10,280,631)
American Funds International
 Fund                                 729,218      3,383,919     (2,654,701)
American Funds New World Fund         294,057        930,896       (636,839)
American Funds Global Small
 Capitalization Fund                  415,900        967,518       (551,618)
Sterling Capital Strategic
 Allocation Equity VIF*                    --            431           (431)
Sterling Capital Equity Income
 VIF*                                     294            296             (2)
Sterling Capital Special
 Opportunities VIF                      5,507         33,038        (27,531)
Sterling Capital Total Return
 Bond VIF                              17,656         35,698        (18,042)
Columbia Variable Portfolio --
 Small Company Growth Fund             92,063      1,197,995     (1,105,932)
Wells Fargo Advantage VT Omega
 Growth Fund                          108,077        383,276       (275,199)
Fidelity(R) VIP Growth
 Portfolio                             21,625         24,923         (3,298)
Fidelity(R) VIP Contrafund(R)
 Portfolio                            179,945        491,039       (311,094)
Fidelity(R) VIP Mid Cap
 Portfolio                             95,291        314,436       (219,145)
Fidelity(R) VIP Value
 Strategies Portfolio                  36,679         34,281          2,398
Fidelity(R) VIP Dynamic Capital
 Appreciation Portfolio                51,339         17,038         34,301
Fidelity(R) VIP Strategic
 Income Portfolio                       3,005          1,323          1,682
Franklin Rising Dividends
 Securities Fund                    1,039,604      4,804,911     (3,765,307)
Franklin Income Securities Fund     1,638,891     13,199,510    (11,560,619)
Franklin Large Cap Growth
 Securities Fund                      323,394      1,158,179       (834,785)
Franklin Global Real Estate
 Securities Fund                        9,952         13,332         (3,380)
Franklin Small-Mid Cap Growth
 Securities Fund                      752,945      1,849,414     (1,096,469)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Franklin Small Cap Value
 Securities Fund                      564,905        583,988        (19,083)
Franklin Strategic Income
 Securities Fund                    1,106,253      3,828,267     (2,722,014)
Mutual Shares Securities Fund         925,705      6,183,213     (5,257,508)
Templeton Developing Markets
 Securities Fund                      217,349        858,483       (641,134)
Templeton Foreign Securities
 Fund                               1,086,786      3,726,291     (2,639,505)
Templeton Growth Securities
 Fund                                 693,380      5,101,423     (4,408,043)
Mutual Global Discovery
 Securities Fund                      371,315      1,765,531     (1,394,216)
Franklin Flex Cap Growth
 Securities Fund                      171,335        593,820       (422,485)
Franklin Large Cap Value
 Securities Fund                      339,595        344,980         (5,385)
Templeton Global Bond
 Securities Fund                      168,878        414,947       (246,069)
Hartford Balanced HLS Fund            523,322      2,145,136     (1,621,814)
Hartford Total Return Bond HLS
 Fund                               2,944,887      7,123,805     (4,178,918)
Hartford Capital Appreciation
 HLS Fund                             628,008      6,084,775     (5,456,767)
Hartford Dividend and Growth
 HLS Fund                             646,303      4,256,569     (3,610,266)
Hartford Global Research HLS
 Fund                                   3,657          9,694         (6,037)
Hartford Healthcare HLS Fund               99         27,815        (27,716)
Hartford Global Growth HLS Fund        14,231         67,783        (53,552)
Hartford Disciplined Equity HLS
 Fund                                  97,298        275,607       (178,309)
Hartford Growth HLS Fund                4,381         19,020        (14,639)
Hartford Growth Opportunities
 HLS Fund                             134,674        698,251       (563,577)
Hartford High Yield HLS Fund           91,769        219,243       (127,474)
Hartford Index HLS Fund               100,236        121,427        (21,191)
Hartford International
 Opportunities HLS Fund               178,251        849,570       (671,319)
Hartford Small/Mid Cap Equity
 HLS Fund                              33,602         58,808        (25,206)
Hartford MidCap HLS Fund                2,894         75,687        (72,793)
Hartford MidCap Value HLS Fund         38,819         20,020         18,799
Hartford Ultrashort Bond HLS
 Fund*                             88,344,957    151,246,850    (62,901,893)
Hartford Small Company HLS Fund       287,072        678,657       (391,585)
Hartford SmallCap Growth HLS
 Fund                                  42,696         31,789         10,907
Hartford Stock HLS Fund               310,128      1,843,911     (1,533,783)
Hartford U.S. Government
 Securities HLS Fund                  139,873        355,646       (215,773)
Hartford Value HLS Fund                17,016         31,889        (14,873)
American Funds Asset Allocation
 HLS Fund                             172,699        286,150       (113,451)
American Funds Blue Chip Income
 and Growth HLS Fund                   51,616        129,652        (78,036)
American Funds Bond HLS Fund          457,018        557,941       (100,923)
American Funds Global Bond HLS
 Fund                                  43,444        124,960        (81,516)
American Funds Global Growth
 and Income HLS Fund                   52,296        296,818       (244,522)
American Funds Global Growth
 HLS Fund                              14,212         97,134        (82,922)
American Funds Global Small
 Capitalization HLS Fund               56,958        215,023       (158,065)
American Funds Growth HLS Fund        277,731      1,096,179       (818,448)
American Funds Growth-Income
 HLS Fund                             170,938        678,157       (507,219)
American Funds International
 HLS Fund                             216,052        847,953       (631,901)
American Funds New World HLS
 Fund                                  66,182        157,505        (91,323)
Hartford Portfolio Diversifier
 HLS Fund                           1,805,649        529,007      1,276,642
Huntington VA Income Equity
 Fund                                  47,316        254,112       (206,796)
Huntington VA Dividend Capture
 Fund*                                635,707      1,517,172       (881,465)
Huntington VA Growth Fund              35,902        339,137       (303,235)
Huntington VA Mid Corp America
 Fund                                  34,850        437,441       (402,591)
Huntington VA Rotating Markets
 Fund                                  15,640         80,789        (65,149)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Huntington VA International
 Equity Fund                           67,135        270,810       (203,675)
Huntington VA Mortgage
 Securities Fund                       70,568        150,879        (80,311)
Huntington VA Situs Fund              106,723        608,074       (501,351)
Lord Abbett Fundamental Equity
 Fund                                   9,333         42,541        (33,208)
Lord Abbett Calibrated Dividend
 Growth Fund                          177,483         39,925        137,558
Lord Abbett Bond Debenture Fund        95,442        207,926       (112,484)
Lord Abbett Growth and Income
 Fund                                 136,711         49,259         87,452
MFS(R) Core Equity Series             162,449        268,223       (105,774)
MFS(R) Growth Series                1,637,915        967,699        670,216
MFS(R) Global Equity Series           173,738        226,809        (53,071)
MFS(R) Investors Growth Stock
 Series                               133,904        473,762       (339,858)
MFS(R) Investors Trust Series         379,756      3,146,801     (2,767,045)
MFS(R) Mid Cap Growth Series          660,169      1,275,814       (615,645)
MFS(R) New Discovery Series           501,042      1,623,649     (1,122,607)
MFS(R) Total Return Series          1,320,463      6,931,065     (5,610,602)
MFS(R) Value Series                   796,214      1,693,512       (897,298)
MFS(R) Research Bond Series         5,307,377      2,328,585      2,978,792
MFS(R) Research International
 Series                               121,662        525,364       (403,702)
MFS(R) Research Series                142,475        196,886        (54,411)
MFS(R) High Yield Portfolio*        6,470,921      5,692,009        778,912
BlackRock Global Allocation
 V.I. Fund                             10,473            608          9,865
BlackRock Global Opportunities
 V.I. Fund                                403             --            403
BlackRock Large Cap Growth V.I.
 Fund                                     120          7,065         (6,945)
BlackRock Equity Dividend V.I.
 Fund                                  26,020         44,575        (18,555)
UIF Core Plus Fixed Income
 Portfolio*                             8,087         11,480         (3,393)
UIF Growth Portfolio*                  26,617         39,708        (13,091)
UIF Mid Cap Growth Portfolio            9,193         43,009        (33,816)
Invesco V.I. American Value
 Fund*                                  4,732          7,152         (2,420)
Morgan Stanley -- Mid Cap
 Growth Portfolio                       3,999            834          3,165
BlackRock Capital Appreciation
 V.I. Fund                             26,510         53,802        (27,292)
Columbia Variable Portfolio --
 Marsico International
 Opportunities Fund                   179,851      1,359,465     (1,179,614)
Columbia Variable Portfolio --
 Marsico Focused Equities Fund        141,713      1,692,609     (1,550,896)
Columbia Variable Portfolio --
 Asset Allocation Fund                104,764        870,177       (765,413)
Columbia Variable Portfolio --
 Marsico Growth Fund                   67,667      1,196,069     (1,128,402)
Columbia Variable Portfolio --
 Marsico 21st Century Fund            124,685        330,272       (205,587)
Columbia Variable Portfolio --
 Dividend Opportunity Fund             72,140        258,346       (186,206)
Columbia Variable Portfolio --
 Income Opportunities Fund*         1,091,475      4,803,716     (3,712,241)
Columbia Variable Portfolio --
 Mid Cap Growth Opportunity
 Fund*                              1,036,427      8,179,512     (7,143,085)
Oppenheimer Capital
 Appreciation Fund/VA                   9,517          3,135          6,382
Oppenheimer Global Fund/VA*            45,263        134,168        (88,905)
Oppenheimer Main Street
 Fund(R)/VA                             7,307         18,680        (11,373)
Oppenheimer Main Street Small
 Cap Fund/VA*                          45,276        145,149        (99,873)
Oppenheimer Equity Income
 Fund/VA*                               5,797          4,426          1,371
Putnam VT Diversified Income
 Fund                                 144,325        409,244       (264,919)
Putnam VT Global Asset
 Allocation Fund                        2,746        104,640       (101,894)
Putnam VT International Value
 Fund                                   8,250          9,102           (852)
Putnam VT International Equity
 Fund                                  15,215          6,907          8,308
Putnam VT Small Cap Value Fund         45,458         55,131         (9,673)
Putnam VT Voyager Fund                 28,593         77,859        (49,266)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
JPMorgan Insurance Trust Core
 Bond Portfolio -- 1                  408,753      1,471,369     (1,062,616)
JPMorgan Insurance Trust U.S.
 Equity Portfolio -- 1                 18,604        152,429       (133,825)
JPMorgan Insurance Trust
 Intrepid Mid Cap Portfolio --
 1                                     28,354        148,436       (120,082)
JPMorgan Insurance Trust Equity
 Index Portfolio -- 1                  72,228        621,944       (549,716)
JPMorgan Insurance Trust
 Intrepid Growth Portfolio --
 1                                     12,772         68,997        (56,225)
JPMorgan Insurance Trust Mid
 Cap Growth Portfolio -- 1             27,610        179,110       (151,500)
JPMorgan Insurance Trust Mid
 Cap Value Portfolio -- 1              29,425        125,459        (96,034)
Putnam VT Equity Income Fund            1,309             23          1,286
PIMCO All Asset Portfolio                 129            201            (72)
PIMCO EqS Pathfinder Portfolio         21,667         37,858        (16,191)
PIMCO Global Multi-Asset
 Portfolio                                126             25            101
Jennison 20/20 Focus Portfolio              1          5,933         (5,932)
Jennison Portfolio                        713         14,571        (13,858)
Prudential Value Portfolio             19,939         42,045        (22,106)
Prudential Series International
 Growth Portfolio                       8,605            295          8,310
Clearbridge Variable Equity
 Income Portfolio*                        380          2,478         (2,098)
Clearbridge Variable All Cap
 Value Portfolio*                         441         15,620        (15,179)
Western Asset Variable Global
 High Yield Bond Portfolio                363            566           (203)
Clearbridge Variable Large Cap
 Value Portfolio*                       4,069         47,693        (43,624)
Invesco V.I. Growth and Income
 Fund*                                 12,704         29,255        (16,551)
Invesco V.I. Comstock Fund*             3,934          4,903           (969)
Invesco V.I. American Franchise
 Fund*                                210,662        834,997       (624,335)
Invesco V.I. Mid Cap Growth
 Fund*                                151,664        131,752         19,912
Wells Fargo Advantage VT Index
 Asset Allocation Fund                     73             89            (16)
Wells Fargo Advantage VT Total
 Return Bond Fund                          75             31             44
Wells Fargo Advantage VT
 Intrinsic Value Fund                     587            448            139
Wells Fargo Advantage VT
 International Equity Fund            116,239        221,797       (105,558)
Wells Fargo Advantage VT Small
 Cap Growth Fund                       17,821         48,782        (30,961)
Wells Fargo Advantage VT
 Discovery Fund                            --              3             (3)
Wells Fargo Advantage VT Small
 Cap Value Fund                        57,317        230,993       (173,676)
Wells Fargo Advantage VT
 Opportunity Fund                      28,839        157,968       (129,129)

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
American Century VP Value Fund        191,394         19,075        172,319
American Century VP Growth
 Fund                                   3,309             13          3,296
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            103,783        194,831        (91,048)
AllianceBernstein VPS
 International Value
 Portfolio                            149,164        176,425        (27,261)
AllianceBernstein VPS
 Small/Mid-Cap Value
 Portfolio                             17,917         19,236         (1,319)
AllianceBernstein VPS Value
 Portfolio                              5,672         14,841         (9,169)
AllianceBernstein VPS
 International Growth
 Portfolio                             18,679         33,135        (14,456)
Invesco Van Kampen V.I. Value
 Opportunities Fund                 2,073,222      7,089,692     (5,016,470)
Invesco V.I. Core Equity Fund         466,884      1,824,034     (1,357,150)
Invesco V.I. Government
 Securities Fund                   34,282,295     54,590,782    (20,308,487)
Invesco V.I. High Yield Fund          208,236        246,287        (38,051)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Invesco V.I. International
 Growth Fund                        1,333,143      6,342,455     (5,009,312)
Invesco V.I. Mid Cap Core
 Equity Fund                        2,731,591     10,131,569     (7,399,978)
Invesco V.I. Small Cap Equity
 Fund                                 250,274        900,251       (649,977)
Invesco V.I. Balanced Risk
 Allocation Fund                      506,958         90,259        416,699
Invesco V.I. Diversified
 Dividend Fund                             --             35            (35)
American Century VP Mid Cap
 Value Fund                             3,881            118          3,763
American Funds Global Bond
 Fund                                 745,766      1,999,698     (1,253,932)
American Funds Global Growth
 and Income Fund                      487,286      2,335,753     (1,848,467)
American Funds Asset
 Allocation Fund                      977,831      4,644,792     (3,666,961)
American Funds Blue Chip
 Income and Growth Fund             8,092,382     28,151,992    (20,059,610)
American Funds Bond Fund            1,767,385      4,462,267     (2,694,882)
American Funds Global Growth
 Fund                                 287,311      1,257,854       (970,543)
American Funds Growth Fund          1,446,855     13,385,779    (11,938,924)
American Funds Growth-Income
 Fund                                 987,646     11,224,656    (10,237,010)
American Funds International
 Fund                                 473,911      3,165,334     (2,691,423)
American Funds New World Fund         269,108        955,516       (686,408)
American Funds Global Small
 Capitalization Fund                  223,999      1,023,914       (799,915)
Sterling Capital Strategic
 Allocation Equity VIF                     17             17             --
Sterling Capital Select Equity
 VIF                                    2,996              2          2,994
Sterling Capital Special
 Opportunities VIF                      8,673         27,042        (18,369)
Sterling Capital Total Return
 Bond VIF                               8,201         17,164         (8,963)
Columbia Variable Portfolio --
 Small Company Growth Fund            159,879      1,156,546       (996,667)
Wells Fargo Advantage VT Omega
 Growth Fund                          763,960        335,255        428,705
Fidelity(R) VIP Growth
 Portfolio                             15,056         47,588        (32,532)
Fidelity(R) VIP Contrafund(R)
 Portfolio                            315,207        496,142       (180,935)
Fidelity(R) VIP Mid Cap
 Portfolio                             93,510        228,317       (134,807)
Fidelity(R) VIP Value
 Strategies Portfolio                  30,656         71,306        (40,650)
Fidelity(R) VIP Dynamic
 Capital Appreciation
 Portfolio                             28,293         20,056          8,237
Fidelity(R) VIP Strategic
 Income Portfolio                       3,910            499          3,411
Franklin Rising Dividends
 Securities Fund                      986,008      4,082,309     (3,096,301)
Franklin Income Securities
 Fund                               1,363,377     11,292,557     (9,929,180)
Franklin Large Cap Growth
 Securities Fund                      356,879      1,261,400       (904,521)
Franklin Global Real Estate
 Securities Fund                        7,664         20,458        (12,794)
Franklin Small-Mid Cap Growth
 Securities Fund                      655,630      2,104,840     (1,449,210)
Franklin Small Cap Value
 Securities Fund                      367,153        656,944       (289,791)
Franklin Strategic Income
 Securities Fund                    1,364,437      3,084,566     (1,720,129)
Mutual Shares Securities Fund         701,722      6,504,092     (5,802,370)
Templeton Developing Markets
 Securities Fund                      281,762        897,266       (615,504)
Templeton Foreign Securities
 Fund                               1,916,772      4,193,170     (2,276,398)
Templeton Growth Securities
 Fund                                 562,573      5,106,697     (4,544,124)
Mutual Global Discovery
 Securities Fund                      369,717      1,699,658     (1,329,941)
Franklin Flex Cap Growth
 Securities Fund                      270,315        567,903       (297,588)
Franklin Large Cap Value
 Securities Fund                      164,239        272,996       (108,757)
Templeton Global Bond
 Securities Fund                      255,718        300,451        (44,733)
Hartford Balanced HLS Fund            669,718      3,017,846     (2,348,128)
Hartford Total Return Bond HLS
 Fund                               2,707,608      7,485,193     (4,777,585)
Hartford Capital Appreciation
 HLS Fund                           1,309,966      5,951,760     (4,641,794)
Hartford Dividend and Growth
 HLS Fund                             770,403      5,166,075     (4,395,672)
Hartford Global Research HLS
 Fund                                  10,728         18,126         (7,398)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Hartford Healthcare HLS Fund              163         50,805        (50,642)
Hartford Global Growth HLS
 Fund                                  13,489         41,972        (28,483)
Hartford Disciplined Equity
 HLS Fund                              60,843        287,449       (226,606)
Hartford Growth HLS Fund               52,556         56,992         (4,436)
Hartford Growth Opportunities
 HLS Fund                             210,427        655,899       (445,472)
Hartford High Yield HLS Fund          192,108        153,683         38,425
Hartford Index HLS Fund               431,108         27,373        403,735
Hartford International
 Opportunities HLS Fund               237,885        746,709       (508,824)
Hartford Small/Mid Cap Equity
 HLS Fund                              22,781         66,563        (43,782)
Hartford MidCap HLS Fund                2,899         66,501        (63,602)
Hartford MidCap Value HLS Fund         13,362         39,985        (26,623)
Hartford Money Market HLS Fund    124,531,975    174,379,823    (49,847,848)
Hartford Small Company HLS
 Fund                                  74,399        486,004       (411,605)
Hartford SmallCap Growth HLS
 Fund                                  13,540        104,567        (91,027)
Hartford Stock HLS Fund               140,140      2,946,933     (2,806,793)
Hartford U.S. Government
 Securities HLS Fund                  189,745        636,333       (446,588)
Hartford Value HLS Fund                30,012         28,387          1,625
American Funds Asset
 Allocation HLS Fund                  267,607        379,868       (112,261)
American Funds Blue Chip
 Income and Growth HLS Fund            71,332        129,301        (57,969)
American Funds Bond HLS Fund          389,412        438,956        (49,544)
American Funds Global Bond HLS
 Fund                                  47,310         98,909        (51,599)
American Funds Global Growth
 and Income HLS Fund                   42,734        293,316       (250,582)
American Funds Global Growth
 HLS Fund                              27,882        126,682        (98,800)
American Funds Global Small
 Capitalization HLS Fund               88,377        168,300        (79,923)
American Funds Growth HLS Fund        512,716        994,604       (481,888)
American Funds Growth-Income
 HLS Fund                             340,593        598,030       (257,437)
American Funds International
 HLS Fund                             454,405        659,853       (205,448)
American Funds New World HLS
 Fund                                  47,623        212,738       (165,115)
Hartford Portfolio Diversifier
 HLS Fund                           4,213,865        224,725      3,989,140
Huntington VA Income Equity
 Fund                                 188,698        183,912          4,786
Huntington VA Dividend Capture
 Fund                                 243,901        340,947        (97,046)
Huntington VA Growth Fund              85,703        250,613       (164,910)
Huntington VA Mid Corp America
 Fund                               1,019,057      1,567,213       (548,156)
Huntington VA Rotating Markets
 Fund                                  11,871         70,012        (58,141)
Huntington VA International
 Equity Fund                          167,900        231,511        (63,611)
Huntington VA Macro 100 Fund          170,064        171,014           (950)
Huntington VA Mortgage
 Securities Fund                      166,733         97,030         69,703
Huntington VA Situs Fund              137,439        638,316       (500,877)
Lord Abbett Fundamental Equity
 Fund                                  81,271         16,582         64,689
Lord Abbett Calibrated
 Dividend Growth Fund                  22,716         29,492         (6,776)
Lord Abbett Bond Debenture
 Fund                                 151,636        202,600        (50,964)
Lord Abbett Growth and Income
 Fund                                   9,204         83,056        (73,852)
MFS(R) Core Equity Series             135,136        255,209       (120,073)
MFS(R) Growth Series                  814,989        985,426       (170,437)
MFS(R) Global Equity Series           130,665        157,254        (26,589)
MFS(R) High Income Series           1,107,151      1,521,390       (414,239)
MFS(R) Investors Growth Stock
 Series                               258,394        567,962       (309,568)
MFS(R) Investors Trust Series         491,076      3,213,638     (2,722,562)
MFS(R) Mid Cap Growth Series          673,720      1,358,438       (684,718)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
MFS(R) New Discovery Series           365,591      1,534,242     (1,168,651)
MFS(R) Total Return Series          1,208,875      5,423,445     (4,214,570)
MFS(R) Value Series                   751,247      1,519,624       (768,377)
MFS(R) Research Bond Series         1,688,869      2,031,220       (342,351)
MFS(R) Research International
 Series                               162,483        383,325       (220,842)
MFS(R) Research Series                172,213        212,535        (40,322)
BlackRock Global Allocation
 V.I. Fund                              8,048            678          7,370
BlackRock Global Opportunities
 V.I. Fund                              1,462          1,485            (23)
BlackRock Large Cap Growth
 V.I. Fund                                287          6,007         (5,720)
BlackRock Equity Dividend V.I.
 Fund                                  85,040          6,272         78,768
UIF Mid Cap Growth Portfolio           21,927         85,392        (63,465)
Invesco Van Kampen V.I.
 American Value Fund                   26,655         28,745         (2,090)
Morgan Stanley -- Focus Growth
 Portfolio                                589             --            589
Morgan Stanley Multi Cap
 Growth Portfolio                       4,145          3,588            557
Morgan Stanley -- Mid Cap
 Growth Portfolio                       2,588            983          1,605
Morgan Stanley -- Flexible
 Income Portfolio                          --             56            (56)
Wilmington Managed Allocation
 Fund -- Moderate Growth II                --          1,667         (1,667)
BlackRock Capital Appreciation
 V.I. Fund                             92,640          8,786         83,854
Columbia Variable Portfolio --
 Marsico International
 Opportunities Fund                   232,975      1,412,662     (1,179,687)
Columbia Variable Portfolio --
 High Income Fund                     183,921      1,215,347     (1,031,426)
Columbia Variable Portfolio --
 Marsico Focused Equities
 Fund                                 149,302      1,487,583     (1,338,281)
Columbia Variable Portfolio --
 Asset Allocation Fund                103,439        823,103       (719,664)
Columbia Variable Portfolio --
 Marsico Growth Fund                  216,745      1,653,546     (1,436,801)
Columbia Variable Portfolio --
 Marsico 21st Century Fund             20,443        419,566       (399,123)
Columbia Variable Portfolio --
 Mid Cap Growth Fund                  196,562      2,295,737     (2,099,175)
Columbia Variable Portfolio --
 Dividend Opportunity Fund             60,124        220,940       (160,816)
Oppenheimer Capital
 Appreciation Fund/VA                   8,299          8,561           (262)
Oppenheimer Global Securities
 Fund/VA                               52,600        157,153       (104,553)
Oppenheimer Main Street
 Fund(R)/VA                             9,096         14,605         (5,509)
Oppenheimer Main Street Small-
 & Mid-Cap Fund/VA                     29,569        112,112        (82,543)
Oppenheimer Value Fund/VA                 562          3,332         (2,770)
Putnam VT Diversified Income
 Fund                                 244,955        218,992         25,963
Putnam VT Global Asset
 Allocation Fund                      105,506          5,598         99,908
Putnam VT International Value
 Fund                                   6,991         15,160         (8,169)
Putnam VT International Equity
 Fund                                   3,183          3,376           (193)
Putnam VT Investors Fund                   --         28,450        (28,450)
Putnam VT Small Cap Value Fund         59,032         84,458        (25,426)
Putnam VT Voyager Fund                175,858         53,667        122,191
JPMorgan Insurance Trust Core
 Bond Portfolio -- 1                  692,996      1,350,852       (657,856)
JPMorgan Insurance Trust U.S.
 Equity Portfolio -- 1                 36,747        213,797       (177,050)
JPMorgan Insurance Trust
 Intrepid Mid Cap Portfolio --
 1                                     27,096        143,120       (116,024)
JPMorgan Insurance Trust
 Equity Index Portfolio -- 1           49,500        925,727       (876,227)
JPMorgan Insurance Trust
 Intrepid Growth Portfolio --
 1                                     33,493         84,174        (50,681)
JPMorgan Insurance Trust Mid
 Cap Growth Portfolio -- 1             47,705        253,852       (206,147)
JPMorgan Insurance Trust Mid
 Cap Value Portfolio -- 1              17,349        171,483       (154,134)
Putnam VT Equity Income Fund              443         30,216        (29,773)
PIMCO All Asset Portfolio               3,517            127          3,390
PIMCO EqS Pathfinder Portfolio         76,509          4,960         71,549
PIMCO Global Multi-Asset
 Portfolio                              3,261          2,075          1,186

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio            677         11,979        (11,302)
Jennison Portfolio                         76         17,547        (17,471)
Prudential Value Portfolio             11,074         12,078         (1,004)
Prudential Series
 International Growth
 Portfolio                                 --              3             (3)
Legg Mason ClearBridge
 Variable Equity Income
 Builder Portfolio                        498          1,488           (990)
Legg Mason ClearBridge
 Variable Fundamental All Cap
 Value Portfolio                        5,418         22,142        (16,724)
Western Asset Variable Global
 High Yield Bond Portfolio              4,148          8,574         (4,426)
Legg Mason ClearBridge
 Variable Large Cap Value
 Portfolio                              5,555         70,528        (64,973)
Invesco Van Kampen V.I. Growth
 and Income Fund                       12,239         24,244        (12,005)
Invesco Van Kampen V.I.
 Comstock Fund                             --          4,236         (4,236)
Invesco Van Kampen V.I.
 American Franchise Fund            2,646,639     15,185,212    (12,538,573)
Invesco Van Kampen V.I. Mid
 Cap Growth Fund                      475,914        683,769       (207,855)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                  5,188         10,134         (4,946)
Wells Fargo Advantage VT Total
 Return Bond Fund                       3,832              7          3,825
Wells Fargo Advantage VT
 Intrinsic Value Fund                      54          1,698         (1,644)
Wells Fargo Advantage VT
 International Equity Fund             87,914        434,534       (346,620)
Wells Fargo Advantage VT Small
 Cap Growth Fund                       10,811         26,667        (15,856)
Wells Fargo Advantage VT
 Discovery Fund                            71             40             31
Wells Fargo Advantage VT Small
 Cap Value Fund                        55,484        297,488       (242,004)
Wells Fargo Advantage VT
 Opportunity Fund                      68,784        162,863        (94,079)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2013. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2013                                 164,839      $14.395666      to      $14.782510          $2,445,633
 2012                                 202,920       11.108599      to       11.299348           2,311,580
 2011                                  30,601        9.911162      to       10.534031             304,415
AMERICAN CENTURY VP GROWTH
 FUND
 2013                                   6,404       13.158033      to       13.158033              84,260
 2012                                   3,296       10.128418      to       10.272868              33,604
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2013                                 483,738       16.095837      to       16.383105           5,959,909
 2012                                 427,286       14.160826      to       14.221715           4,612,246
 2011                                 518,334       12.552780      to       12.887048           4,968,538
 2010                                 491,071       13.013398      to       13.657129           4,865,846
 2009                                 388,226        9.047715      to       12.721089           3,492,638
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                               1,010,778        7.823764      to       14.661951           7,711,067
 2012                               1,249,244        6.429205      to       12.273260           7,847,078
 2011                               1,276,505        5.678097      to       11.041699           7,122,356
 2010                               1,213,975        7.108204      to       14.081041           8,531,384
 2009                               1,142,843        6.873420      to       13.870269           7,804,286
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2013                                 160,517       24.369798      to       25.663136           2,785,675
 2012                                 141,654       17.794803      to       19.155351           1,808,494
 2011                                 142,973       15.095870      to       16.611315           1,541,969
 2010                                 152,861       16.602960      to       18.676302           1,804,581
 2009                                 104,673        9.222123      to        9.435503             986,265
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2013                                  30,135       11.498544      to       12.331802             366,054
 2012                                  15,551        8.759176      to        9.148443             140,850
 2011                                  24,720        8.017467      to       12.578763             204,373
 2010                                  19,791        8.436920      to       13.390012             174,314
 2009                                  17,731        7.667474      to       12.309621             138,231
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                                 145,870        8.808059      to       16.111731           1,288,825
 2012                                 145,200        7.870373      to       14.606635           1,144,972
 2011                                 159,656        6.915655      to       13.022116           1,108,656
 2010                                 165,096        8.340904      to       15.935390           1,387,961
 2009                                 157,200        7.500193      to       14.538460           1,187,403

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2013                           0.50%     to       1.45%      1.26%     to       1.49%      29.59%     to       30.83%
 2012                           0.50%     to       1.45%      1.70%     to       1.92%      12.93%     to       14.01%
 2011                           0.50%     to       1.00%      0.31%     to       0.46%      (0.89)%    to        5.34%
AMERICAN CENTURY VP GROWTH
 FUND
 2013                           0.65%     to       0.65%      0.32%     to       0.32%      28.09%     to       28.09%
 2012                           0.65%     to       1.50%      0.38%     to       0.40%      11.80%     to       12.75%
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2013                           0.50%     to       2.70%      2.24%     to       2.25%      13.18%     to       15.69%
 2012                           0.50%     to       2.70%      1.92%     to       1.92%      10.36%     to       12.81%
 2011                           0.50%     to       2.70%      0.48%     to       2.22%      (5.64)%    to       (3.54)%
 2010                           0.50%     to       2.70%      4.84%     to       4.84%       7.36%     to        9.75%
 2009                           1.25%     to       2.70%      0.87%     to       0.87%      21.14%     to       22.91%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                           0.85%     to       2.70%      5.69%     to       5.85%      19.46%     to       21.69%
 2012                           0.85%     to       2.70%      1.16%     to       1.43%      11.15%     to       13.23%
 2011                           0.85%     to       2.70%      3.99%     to       4.02%     (21.58)%    to      (20.12)%
 2010                           0.85%     to       2.70%      2.82%     to       3.44%       1.52%     to        3.42%
 2009                           0.85%     to       2.70%      1.38%     to       2.23%      30.78%     to       33.22%
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2013                           0.50%     to       2.70%      0.41%     to       0.42%      33.97%     to       36.95%
 2012                           0.50%     to       2.70%      0.28%     to       0.29%      15.32%     to       17.88%
 2011                           0.50%     to       2.70%      0.20%     to       0.23%     (11.06)%    to       (9.08)%
 2010                           0.50%     to       2.70%        --      to         --       23.22%     to       25.96%
 2009                           1.25%     to       2.50%      0.86%     to       0.88%      39.14%     to       40.89%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2013                           1.25%     to       2.45%      2.22%     to       2.24%      33.19%     to       34.80%
 2012                           1.25%     to       2.15%      0.76%     to       1.70%      13.08%     to       14.11%
 2011                           1.25%     to       2.40%      1.16%     to       1.17%      (6.06)%    to       (4.97)%
 2010                           1.25%     to       2.40%      1.67%     to       1.76%       8.78%     to       10.04%
 2009                           1.25%     to       2.40%      3.08%     to       3.08%      18.17%     to       19.54%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                           1.25%     to       2.70%      0.60%     to       0.71%      10.30%     to       11.91%
 2012                           1.25%     to       2.70%      1.40%     to       1.46%      12.17%     to       13.81%
 2011                           1.25%     to       2.70%      2.75%     to       2.77%     (18.28)%    to      (17.09)%
 2010                           1.25%     to       2.70%      1.55%     to       1.88%       9.61%     to       11.21%
 2009                           1.25%     to       2.70%      4.61%     to       4.61%      35.53%     to       37.51%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE
OPPORTUNITIES FUND+
 2013                              17,709,099       $1.711493      to      $21.756431         $27,217,711
 2012                              22,874,107        1.290481      to       16.718816          26,765,920
 2011                              27,890,577        1.105738      to       14.600052          28,254,417
 2010                              36,220,448        1.150245      to       15.495518          38,592,858
 2009                              44,071,822        1.080634      to       14.829632          44,576,240
INVESCO V.I. CORE EQUITY FUND
 2013                               3,883,837       18.331860      to       18.852457          54,978,053
 2012                               4,916,451       14.578328      to       14.694872          56,353,721
 2011                               6,273,601       12.998894      to       13.157943          64,528,774
 2010                               7,580,886       12.285289      to       13.533453          80,092,705
 2009                               8,445,525       11.309508      to       12.704451          84,019,331
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2013                              126,681,678       1.441994      to       10.188828         166,630,318
 2012                              175,871,974       1.493465      to       10.782357         241,587,716
 2011                              196,180,461       1.469836      to       10.815243         267,497,204
 2010                              241,307,822       1.373740      to       10.301986         309,357,797
 2009                              266,427,437       1.314467      to       10.052014         330,327,193
INVESCO V.I. HIGH YIELD FUND
 2013                                 496,894        1.937261      to       20.211788           1,200,328
 2012                                 708,040        1.841423      to       19.414644           1,384,690
 2011                                 746,091        1.598468      to       17.030880           1,169,943
 2010                                 893,145        1.610383      to       17.338981           1,540,721
 2009                                 802,543        1.355162      to        1.442230           1,120,889
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2013                              20,743,931       17.228480      to       18.110799          62,425,737
 2012                              24,773,236       14.454160      to       15.681292          62,682,241
 2011                              29,782,548       12.603920      to       13.951354          63,954,402
 2010                              33,509,828       13.619296      to       15.377007          76,089,512
 2009                              37,300,898        8.606602      to       14.012034          74,364,837
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2013                              24,198,821       17.754014      to       17.950074          53,794,965
 2012                              30,698,856       14.042863      to       14.166487          54,019,726
 2011                              38,098,834       12.758355      to       13.123601          61,453,126
 2010                              48,614,720       13.714290      to       14.408598          85,178,146
 2009                              54,318,440        1.668104      to       12.985726          84,843,363
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2013                               1,874,297       22.019679      to       22.543528          39,908,287
 2012                               2,409,209       16.506273      to       16.527510          38,131,991
 2011                               3,059,186       14.614533      to       14.896566          43,377,847
 2010                               3,259,279       14.833667      to       15.423915          47,687,718
 2009                               3,291,508        9.079939      to       12.340587          38,521,394
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2013                                 369,128       11.519666      to       12.249085           4,386,691
 2012                                 674,601       11.669377      to       12.138297           8,019,261
 2011                                 257,902       10.835695      to       11.025993           2,816,976

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. VALUE
OPPORTUNITIES FUND+
 2013                           0.85%     to       2.75%      0.98%     to       1.49%      30.13%     to       32.62%
 2012                           0.85%     to       2.75%      1.51%     to       1.60%      14.51%     to       16.71%
 2011                           0.85%     to       2.75%      0.89%     to       0.91%      (5.68)%    to       (3.87)%
 2010                           0.85%     to       2.70%      0.59%     to       0.90%       4.49%     to        6.44%
 2009                           0.85%     to       2.70%      1.73%     to       3.69%      44.07%     to       46.75%
INVESCO V.I. CORE EQUITY FUND
 2013                           0.50%     to       2.75%      1.25%     to       2.12%      25.75%     to       28.29%
 2012                           0.50%     to       2.75%      0.95%     to       1.17%      10.79%     to       13.05%
 2011                           0.50%     to       2.75%      0.12%     to       0.99%      (2.77)%    to       (0.79)%
 2010                           0.85%     to       2.75%      0.95%     to       0.97%       6.58%     to        8.63%
 2009                           0.85%     to       2.70%      1.87%     to       1.87%      24.88%     to       27.21%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2013                           0.85%     to       2.80%      4.01%     to       5.85%      (5.31)%    to       (3.45)%
 2012                           0.85%     to       2.75%      3.14%     to       4.17%      (0.30)%    to        1.61%
 2011                           0.85%     to       2.75%      2.92%     to       3.60%       4.98%     to        7.00%
 2010                           0.85%     to       2.75%      5.13%     to       5.42%       2.54%     to        4.51%
 2009                           0.85%     to       2.70%      4.07%     to      16.26%      (2.68)%    to       (0.86)%
INVESCO V.I. HIGH YIELD FUND
 2013                           1.70%     to       2.75%      4.05%     to       5.05%       4.11%     to        5.20%
 2012                           1.70%     to       2.75%      4.73%     to       5.18%      14.00%     to       15.20%
 2011                           1.70%     to       2.75%      6.42%     to       6.96%      (1.78)%    to       (0.74)%
 2010                           1.70%     to       2.75%      9.91%     to      10.33%      10.49%     to       11.66%
 2009                           1.70%     to       2.50%      7.77%     to       8.95%      49.02%     to       50.21%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2013                           0.30%     to       2.80%        --      to       1.24%      15.73%     to       18.36%
 2012                           0.50%     to       2.75%      1.35%     to       1.61%      12.40%     to       14.68%
 2011                           0.50%     to       2.75%      0.88%     to       1.54%      (9.27)%    to       (7.46)%
 2010                           0.50%     to       2.75%      0.98%     to       0.98%       9.80%     to       12.05%
 2009                           0.85%     to       2.70%      0.20%     to       2.78%      31.64%     to       33.77%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2013                           0.50%     to       2.75%      0.51%     to       0.72%      25.32%     to       27.82%
 2012                           0.50%     to       2.75%        --      to       0.07%       7.95%     to       10.07%
 2011                           0.50%     to       2.75%      0.09%     to       0.32%      (8.92)%    to       (6.97)%
 2010                           0.50%     to       2.75%      0.15%     to       0.15%      11.02%     to       13.21%
 2009                           0.85%     to       2.70%      1.41%     to       5.69%      26.75%     to       29.11%
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2013                           0.50%     to       2.80%        --      to       0.01%      33.68%     to       36.40%
 2012                           0.50%     to       2.75%        --      to         --       10.81%     to       13.09%
 2011                           0.50%     to       2.75%        --      to         --       (3.42)%    to       (1.48)%
 2010                           0.50%     to       2.75%        --      to         --       25.05%     to       27.57%
 2009                           0.85%     to       2.70%      0.16%     to       0.79%      18.06%     to       19.87%
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2013                           0.50%     to       2.70%      1.37%     to       1.50%      (1.28)%    to        0.91%
 2012                           0.50%     to       2.70%      0.28%     to       0.82%       7.69%     to       10.09%
 2011                           0.50%     to       2.70%        --      to         --        8.36%     to       10.26%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 2013                                     520      $14.456478      to      $14.456478              $7,517
 2012                                     553       11.244674      to       11.244674               6,221
 2011                                     588        9.662464      to        9.662464               5,679
INVESCO V.I. MONEY MARKET
 FUND
 2013                               2,143,849        9.844166      to        9.963797          21,229,172
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2013                                   5,120       14.180887      to       14.578868              74,713
 2012                                   5,767       11.076042      to       11.279374              65,223
 2011                                   2,004        9.668754      to        9.753198              19,524
AMERICAN FUNDS GLOBAL BOND
 FUND
 2013                               3,877,209       11.620917      to       13.586871          49,307,481
 2012                               5,501,480       12.261101      to       14.065520          73,105,787
 2011                               6,755,412       11.867867      to       13.358243          85,944,799
 2010                               7,174,063       11.669181      to       12.887393          88,889,078
 2009                               7,357,633       11.398168      to       12.351206          88,216,492
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2013                               5,126,259       14.654969      to       19.637414          70,429,149
 2012                               7,229,938       12.061955      to       16.514694          82,482,066
 2011                               9,078,405       10.348118      to       14.439786          89,491,258
 2010                              10,904,276       10.968761      to       15.616120         114,813,629
 2009                              11,829,859        9.896204      to       14.351903         113,334,310
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2013                              12,666,696       18.184798      to       21.186874         228,180,458
 2012                              16,290,731       15.080782      to       17.275233         242,309,617
 2011                              19,957,692       13.347677      to       14.994844         260,059,129
 2010                              23,969,303       13.551269      to       14.929411         313,497,451
 2009                              27,411,030       12.400343      to       13.383137         324,009,646
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2013                              69,658,343        1.624298      to       19.475651         102,679,347
 2012                              92,331,247        1.231691      to       15.051344         104,124,798
 2011                              112,390,857       1.090768      to       13.584833         113,273,595
 2010                              134,710,522       1.110089      to       14.090962         139,307,202
 2009                              155,129,464       0.996705      to       12.894155         145,184,245
AMERICAN FUNDS BOND FUND
 2013                              14,571,483       11.826830      to       16.678760         216,722,358
 2012                              15,660,878       12.424779      to       17.192190         240,330,684
 2011                              18,355,760       12.119852      to       16.454705         271,699,885
 2010                              22,387,628       11.741132      to       15.640595         317,448,285
 2009                              24,690,784       11.337777      to       14.819093         334,815,026
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2013                               3,614,598       21.208236      to       24.256306          72,622,692
 2012                               4,867,907       16.875417      to       18.937743          77,324,762
 2011                               5,838,450       14.152477      to       15.583345          76,861,299
 2010                               7,186,761       15.966312      to       17.249203         105,252,865
 2009                               8,574,573       14.686092      to       15.567817         113,978,572

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 2013                           1.70%     to       1.70%      2.11%     to       2.11%      28.56%     to       28.56%
 2012                           1.70%     to       1.70%      1.84%     to       1.84%      16.37%     to       16.37%
 2011                           1.70%     to       1.70%        --      to         --       (3.38)%    to       (3.38)%
INVESCO V.I. MONEY MARKET
 FUND
 2013                           0.65%     to       2.70%        --      to         --       (1.56)%    to       (0.36)%
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2013                           0.50%     to       1.45%      0.92%     to       1.06%      28.03%     to       29.25%
 2012                           0.50%     to       1.45%      1.99%     to       2.03%      14.56%     to       15.65%
 2011                           0.50%     to       1.45%      0.89%     to       1.01%      (3.31)%    to       (2.47)%
AMERICAN FUNDS GLOBAL BOND
 FUND
 2013                           0.85%     to       2.75%        --      to         --       (5.22)%    to       (3.40)%
 2012                           0.85%     to       2.75%      1.74%     to       2.10%       3.31%     to        5.29%
 2011                           0.85%     to       2.75%      2.70%     to       4.07%       1.70%     to        3.65%
 2010                           0.85%     to       2.75%      2.72%     to       6.54%       2.38%     to        4.34%
 2009                           0.85%     to       2.75%      1.06%     to       1.66%       7.08%     to        8.77%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2013                           0.85%     to       2.80%      2.92%     to       3.31%      19.15%     to       21.50%
 2012                           0.85%     to       2.75%      2.38%     to       3.29%      14.37%     to       16.56%
 2011                           0.85%     to       2.75%      2.19%     to       2.54%      (7.44)%    to       (5.66)%
 2010                           0.85%     to       2.70%      2.60%     to       2.73%       8.81%     to       10.84%
 2009                           0.85%     to       2.70%      1.71%     to       2.45%      36.00%     to       38.54%
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2013                           0.85%     to       2.75%      1.51%     to       1.57%      20.34%     to       22.64%
 2012                           0.85%     to       2.80%      1.87%     to       1.95%      12.98%     to       15.21%
 2011                           0.85%     to       2.80%      1.55%     to       1.89%      (1.50)%    to        0.44%
 2010                           0.85%     to       2.80%      1.55%     to       1.89%       9.40%     to       11.55%
 2009                           0.85%     to       2.70%      2.22%     to       7.97%      20.68%     to       22.94%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2013                           0.85%     to       2.75%      1.68%     to       2.47%      29.39%     to       31.88%
 2012                           0.85%     to       2.75%      1.91%     to       2.19%      10.80%     to       12.92%
 2011                           0.85%     to       2.75%      1.78%     to       1.91%      (3.59)%    to       (1.74)%
 2010                           0.85%     to       2.75%      1.72%     to       1.89%       9.28%     to       11.38%
 2009                           0.85%     to       2.75%      1.39%     to       2.09%      24.50%     to       26.89%
AMERICAN FUNDS BOND FUND
 2013                           0.85%     to       2.75%      1.46%     to       1.94%      (4.81)%    to       (2.99)%
 2012                           0.85%     to       2.75%      2.43%     to       2.58%       2.52%     to        4.48%
 2011                           0.85%     to       2.75%      2.84%     to       3.35%       3.23%     to        5.21%
 2010                           0.85%     to       2.75%      3.07%     to      16.30%       3.56%     to        5.54%
 2009                           0.85%     to       2.75%      3.37%     to       6.56%       9.55%     to       11.65%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2013                           0.85%     to       2.75%      1.21%     to       1.24%      25.68%     to       28.08%
 2012                           0.85%     to       2.75%      0.90%     to       0.92%      19.24%     to       21.53%
 2011                           0.85%     to       2.75%      1.08%     to       1.49%     (11.36)%    to       (9.66)%
 2010                           0.85%     to       2.75%      1.50%     to       2.38%       8.72%     to       10.80%
 2009                           0.85%     to       2.75%      1.48%     to       1.79%      35.98%     to       41.10%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2013                              34,857,073      $21.745969      to      $21.801334        $573,773,764
 2012                              47,094,015       16.857195      to       17.268006         608,651,148
 2011                              59,032,939       14.420984      to       15.055605         655,087,898
 2010                              72,779,687       15.194005      to       16.167182         854,449,095
 2009                              84,074,761       12.911636      to       14.001885         846,624,915
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2013                              29,071,667       20.097293      to       21.934620         530,508,380
 2012                              39,352,298       15.513115      to       16.570647         549,702,685
 2011                              49,589,308       13.572639      to       14.225175         598,947,672
 2010                              59,675,292       14.211420      to       14.614120         745,868,391
 2009                              68,951,723       13.109413      to       13.227376         785,763,429
AMERICAN FUNDS INTERNATIONAL
 FUND
 2013                               8,831,097       17.748858      to       19.485261         145,297,514
 2012                              11,485,798       14.998581      to       16.156198         159,016,779
 2011                              14,177,221       13.075204      to       13.819428         169,374,968
 2010                              16,691,204       15.621900      to       16.199678         235,548,420
 2009                              18,754,257       14.982126      to       15.235831         250,870,138
AMERICAN FUNDS NEW WORLD FUND
 2013                               2,085,846       18.200673      to       33.647551          58,781,086
 2012                               2,722,685       16.796944      to       30.468166          70,629,591
 2011                               3,409,093       14.653549      to       26.080232          76,375,757
 2010                               4,408,169       17.504054      to       30.566229         116,824,292
 2009                               4,517,294       15.263363      to       26.152525         103,586,854
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2013                               2,693,415       22.327880      to       25.926040          58,725,046
 2012                               3,245,033       17.890749      to       20.383203          56,411,255
 2011                               4,044,948       15.560717      to       17.395051          60,564,986
 2010                               5,218,006       19.782555      to       21.697525          97,862,424
 2009                               5,868,465       16.610462      to       17.875929          91,552,717
STERLING CAPITAL EQUITY
 INCOME VIF+
 2013                                   3,258       10.720910      to       10.910067              34,956
 2012                                   3,260        9.247316      to        9.382311              30,166
 2011                                     266        8.218125      to        8.313135               2,200
 2010                                     293        8.697414      to        8.771606               2,564
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2013                                 152,678       14.730084      to       22.062969           2,259,312
 2012                                 180,209       11.761610      to       17.820243           2,126,145
 2011                                 198,578        9.948620      to       10.416537           2,074,711
 2010                                 208,135       10.568818      to       10.933880           2,299,638
 2009                                 210,121        9.317989      to        9.524881           2,027,539
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2013                                  58,326       11.849941      to       12.230611             706,478
 2012                                  76,368       12.331151      to       12.581729             953,347
 2011                                  85,331       11.466871      to       12.006207           1,015,821
 2010                                  86,661       11.074495      to       11.457098             988,122
 2009                                 116,453       10.533695      to       10.767656           1,253,511

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2013                           0.85%     to       2.80%      0.93%     to       1.31%      26.51%     to       29.00%
 2012                           0.85%     to       2.75%      0.75%     to       0.86%      14.69%     to       16.89%
 2011                           0.85%     to       2.75%      0.60%     to       0.68%      (6.88)%    to       (5.09)%
 2010                           0.85%     to       2.75%      0.72%     to       1.39%      15.46%     to       17.68%
 2009                           0.85%     to       2.75%      0.67%     to       1.42%      32.14%     to       38.23%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2013                           0.85%     to       2.80%      1.31%     to       1.99%      29.82%     to       32.37%
 2012                           0.85%     to       2.75%      1.53%     to       1.76%      14.30%     to       16.49%
 2011                           0.85%     to       2.75%      1.37%     to       2.06%      (4.49)%    to       (2.66)%
 2010                           0.85%     to       2.75%      1.48%     to       2.40%       8.41%     to       10.48%
 2009                           0.85%     to       2.75%      1.63%     to       2.97%      24.96%     to       30.13%
AMERICAN FUNDS INTERNATIONAL
 FUND
 2013                           0.85%     to       2.75%      1.41%     to       1.58%      18.34%     to       20.61%
 2012                           0.85%     to       2.75%      1.44%     to       1.69%      14.71%     to       16.91%
 2011                           0.85%     to       2.75%      1.85%     to       2.13%     (16.30)%    to      (14.69)%
 2010                           0.85%     to       2.75%      2.02%     to       3.00%       4.33%     to        6.33%
 2009                           0.85%     to       2.70%      1.63%     to       4.85%      37.32%     to       41.86%
AMERICAN FUNDS NEW WORLD FUND
 2013                           0.85%     to       2.75%      1.22%     to       1.52%       8.36%     to       10.44%
 2012                           0.85%     to       2.75%      0.99%     to       1.15%      14.63%     to       16.82%
 2011                           0.85%     to       2.75%      1.40%     to       1.58%     (16.28)%    to      (14.68)%
 2010                           0.85%     to       2.75%      1.30%     to       1.60%      14.68%     to       16.88%
 2009                           0.85%     to       2.75%      0.65%     to       1.48%      45.60%     to       48.39%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2013                           0.85%     to       2.75%      0.83%     to       0.90%      24.80%     to       27.19%
 2012                           0.85%     to       2.75%      1.33%     to       1.36%      14.97%     to       17.18%
 2011                           0.85%     to       2.75%      1.34%     to       1.36%     (21.34)%    to      (19.83)%
 2010                           0.85%     to       2.75%      1.34%     to       1.75%      19.10%     to       21.38%
 2009                           0.85%     to       2.75%      0.29%     to       0.29%      54.22%     to       59.93%
STERLING CAPITAL EQUITY
 INCOME VIF+
 2013                           1.25%     to       1.55%      1.26%     to       1.27%      15.94%     to       16.28%
 2012                           1.25%     to       1.55%      1.00%     to       1.55%      12.52%     to       12.86%
 2011                           1.25%     to       1.55%      1.09%     to       1.11%      (5.51)%    to       (5.23)%
 2010                           1.25%     to       1.55%      0.70%     to       0.70%      10.21%     to       10.54%
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2013                           1.25%     to       2.40%      0.05%     to       0.08%      23.81%     to       25.24%
 2012                           1.25%     to       2.40%      0.28%     to       0.28%      11.62%     to       12.91%
 2011                           1.25%     to       2.45%        --      to         --       (5.87)%    to       (4.73)%
 2010                           1.25%     to       2.45%      0.06%     to       0.06%      13.42%     to       14.79%
 2009                           1.25%     to       2.45%        --      to         --       40.06%     to       41.75%
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2013                           1.25%     to       2.40%      3.19%     to       3.21%      (3.90)%    to       (2.79)%
 2012                           1.25%     to       2.40%      2.84%     to       2.84%       3.60%     to        4.79%
 2011                           1.25%     to       2.45%      3.59%     to       3.60%       3.54%     to        4.79%
 2010                           1.25%     to       2.45%      3.86%     to       3.86%       5.13%     to        6.40%
 2009                           1.25%     to       2.45%      3.97%     to       3.98%       5.95%     to        7.23%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH FUND
 2013                               3,000,847       $1.735616      to      $21.939930          $6,289,041
 2012                               4,106,779        1.256731      to       16.061707           5,762,794
 2011                               5,103,446        1.141271      to       14.747381           6,168,754
 2010                               7,004,152        1.229017      to       16.073702           8,655,002
 2009                               9,146,588        0.973756      to       12.883733           8,724,305
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                                 774,332        1.193034      to       20.972250           1,224,790
 2012                               1,049,531       15.144945      to       18.771297           1,149,387
 2011                                 620,826       12.699333      to       15.977806             591,440
 2010                                 563,848        0.816602      to       13.586960             576,988
 2009                                 600,606        0.696835      to       11.484638             524,401
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                                  76,817       13.574728      to       22.028133           1,151,416
 2012                                  80,115       10.106895      to       16.590323             822,044
 2011                                 112,647        8.542843      to        8.945576           1,018,966
 2010                                  75,132        8.757723      to        9.061120             688,687
 2009                                  91,120        7.245745      to        7.407453             674,234
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 2013                               1,636,395       20.895412      to       21.078399          24,630,367
 2012                               1,947,489       16.176867      to       16.392891          22,688,722
 2011                               2,128,424       13.998493      to       14.500794          21,466,459
 2010                               2,047,545       14.471601      to       15.324656          21,142,827
 2009                               1,846,476        8.568084      to       13.464575          15,856,698
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 2013                               1,201,597       21.314452      to       22.860601          18,323,229
 2012                               1,420,742       15.766099      to       17.285596          16,146,040
 2011                               1,555,549       13.830958      to       15.501125          15,589,399
 2010                               1,580,222       15.592494      to       17.864704          18,010,375
 2009                               1,458,779       12.188298      to       14.274621          13,067,152
FIDELITY(R) VIP VALUE
 STRATEGIES PORTFOLIO
 2013                                  94,871       15.014580      to       28.029835           1,454,040
 2012                                  92,473       11.678349      to       22.119855           1,103,134
 2011                                 133,123        9.306424      to       17.884524           1,246,163
 2010                                 114,577       10.359870      to       20.200241           1,220,708
 2009                                  74,858        8.303199      to       16.426200             645,335
FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION
 PORTFOLIO
 2013                                  60,536       15.839793      to       24.768200             932,859
 2012                                  26,235       10.946791      to       11.601156             298,735
 2011                                  17,998        9.609176      to       15.344167             171,347
 2010                                  19,906        9.754780      to       10.007132             196,373
 2009                                  25,384        8.447292      to        8.588257             215,899
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO
 2013                                   7,170       13.783094      to       13.876518              99,079
 2012                                   5,488       13.868175      to       13.941239              76,249
 2011                                   2,077       12.662760      to       12.710400              26,385
 2010                                   1,081       12.229504      to       12.229504              13,216

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH FUND
 2013                           1.70%     to       2.80%      0.11%     to       0.11%      36.60%     to       38.11%
 2012                           1.70%     to       2.80%        --      to         --        8.91%     to       10.12%
 2011                           1.70%     to       2.80%        --      to         --       (8.16)%    to       (7.14)%
 2010                           1.70%     to       2.75%        --      to         --       24.90%     to       26.21%
 2009                           1.70%     to       2.65%        --      to         --       22.37%     to       23.54%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                           1.25%     to       2.50%      0.19%     to       0.40%      36.76%     to       38.48%
 2012                           1.25%     to       2.75%        --      to         --       17.48%     to       19.26%
 2011                           1.25%     to       2.75%        --      to         --       (7.92)%    to       (6.53)%
 2010                           1.25%     to       2.20%      0.47%     to       0.83%      17.19%     to       18.31%
 2009                           1.25%     to       2.20%      0.42%     to       1.22%      40.84%     to       42.18%
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                           1.25%     to       2.40%      0.05%     to       0.12%      32.78%     to       34.31%
 2012                           1.25%     to       2.40%      0.34%     to       0.36%      11.69%     to       12.98%
 2011                           1.25%     to       2.45%      0.13%     to       0.14%      (2.45)%    to       (1.28)%
 2010                           1.25%     to       2.45%      0.03%     to       0.03%      20.87%     to       22.32%
 2009                           1.25%     to       2.45%      0.21%     to       0.24%      24.87%     to       26.38%
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 2013                           0.50%     to       2.70%      0.85%     to       0.86%      27.47%     to       30.30%
 2012                           0.50%     to       2.70%      1.15%     to       1.17%      13.05%     to       15.56%
 2011                           0.50%     to       2.70%      0.80%     to       1.29%      (5.38)%    to       (3.27)%
 2010                           0.50%     to       2.70%      1.47%     to       2.89%      13.82%     to       16.34%
 2009                           0.85%     to       2.70%      1.21%     to       4.26%      31.86%     to       34.32%
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 2013                           0.50%     to       2.70%      0.20%     to       0.32%      32.25%     to       35.19%
 2012                           0.50%     to       2.70%      0.40%     to       0.49%      11.51%     to       13.99%
 2011                           0.50%     to       2.70%      0.03%     to       0.03%     (13.23)%    to      (11.30)%
 2010                           0.50%     to       2.70%      0.17%     to       0.37%      25.15%     to       27.93%
 2009                           0.50%     to       2.70%      0.91%     to       0.91%      21.88%     to       36.03%
FIDELITY(R) VIP VALUE
 STRATEGIES PORTFOLIO
 2013                           1.25%     to       2.70%      0.68%     to       0.70%      26.72%     to       28.57%
 2012                           1.25%     to       2.70%      0.36%     to       0.37%      23.68%     to       25.49%
 2011                           1.25%     to       2.70%      0.68%     to       0.72%     (11.46)%    to      (10.17)%
 2010                           1.25%     to       2.70%      0.31%     to       0.36%      22.98%     to       24.77%
 2009                           1.25%     to       2.70%      0.37%     to       0.81%      52.97%     to       55.20%
FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION
 PORTFOLIO
 2013                           1.25%     to       2.30%      0.12%     to       0.13%      35.11%     to       36.54%
 2012                           1.25%     to       2.45%      0.41%     to       0.54%      19.29%     to       20.73%
 2011                           1.25%     to       2.30%        --      to         --       (4.98)%    to       (3.98)%
 2010                           1.25%     to       2.15%      0.26%     to       0.32%      15.48%     to       16.52%
 2009                           1.25%     to       2.15%      0.02%     to       0.02%      32.90%     to       34.10%
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO
 2013                           0.50%     to       0.65%      3.75%     to       5.45%      (0.61)%    to       (0.46)%
 2012                           0.50%     to       0.65%      3.43%     to       5.16%       9.52%     to        9.68%
 2011                           0.50%     to       0.65%      6.35%     to       6.82%       3.78%     to        3.93%
 2010                           0.50%     to       0.50%      4.48%     to       4.48%       8.69%     to        8.69%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2013                              12,257,980      $19.696171      to      $21.371913        $258,059,095
 2012                              16,023,287       15.650299      to       16.576719         265,268,303
 2011                              19,119,588       14.367859      to       14.903732         287,809,621
 2010                              21,762,416       13.932857      to       14.144624         314,415,455
 2009                              22,929,754       11.870451      to       12.799060         279,379,289
FRANKLIN INCOME SECURITIES
 FUND
 2013                              33,417,486       17.311532      to       18.659483         645,762,006
 2012                              44,978,105       15.281162      to       16.875821         783,413,687
 2011                              54,907,285       13.643965      to       15.397947         866,473,608
 2010                              64,312,296       13.405873      to       15.458927       1,012,162,002
 2009                              72,313,630       11.971516      to       14.102498       1,030,824,743
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2013                               2,354,613       15.737151      to       18.228395          35,049,205
 2012                               3,189,398       12.661396      to       14.565563          37,642,123
 2011                               4,093,919       11.574093      to       13.323239          43,752,484
 2010                               4,980,000       11.851458      to       13.904421          55,031,262
 2009                               5,642,623       10.711239      to       12.814563          56,885,469
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2013                                  56,616       16.789715      to       20.826823           1,153,745
 2012                                  59,996       16.807849      to       20.641837           1,210,389
 2011                                  72,790       13.512023      to       16.429225           1,171,672
 2010                                  86,450       14.669965      to       17.659480           1,493,387
 2009                                  92,773       12.421151      to       14.803805           1,343,385
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2013                               5,125,090       21.026849      to       23.334129          79,345,282
 2012                               6,221,559       15.349634      to       17.404713          70,495,268
 2011                               7,670,769       13.965224      to       16.138689          79,698,492
 2010                               9,403,021       14.799448      to       17.431199         103,713,304
 2009                              10,543,565       11.695088      to       14.038705          93,841,932
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2013                               1,390,083       23.812141      to       24.018165          20,748,049
 2012                               1,409,166       17.732825      to       17.965353          15,778,584
 2011                               1,698,957       15.068984      to       15.597887          16,252,963
 2010                               1,853,607       15.754561      to       16.659671          18,685,692
 2009                               1,401,222        7.881408      to       13.337937          11,250,662
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2013                              10,225,598       14.399450      to       15.392925         198,652,045
 2012                              12,947,612       14.027463      to       15.291336         250,767,431
 2011                              14,667,741       12.512704      to       13.901316         257,179,250
 2010                              16,622,274       12.273319      to       13.909880         290,735,591
 2009                              17,511,097       11.124740      to       12.869844         282,189,435
MUTUAL SHARES SECURITIES FUND
 2013                              17,906,901       18.240897      to       18.883899         343,836,287
 2012                              23,164,409       14.655285      to       14.820917         355,309,139
 2011                              28,966,779       13.043277      to       13.185602         397,801,809
 2010                              34,697,310       13.257135      to       13.696286         492,841,333
 2009                              39,336,540       12.660577      to       15.724534         514,493,553

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2013                           0.50%     to       2.80%      1.35%     to       1.52%      26.11%     to       28.93%
 2012                           0.50%     to       2.75%      1.66%     to       1.83%       8.93%     to       11.23%
 2011                           0.50%     to       2.75%      1.26%     to       1.40%       3.12%     to        5.37%
 2010                           0.50%     to       2.75%      1.07%     to       1.07%      17.37%     to       20.02%
 2009                           0.85%     to       2.75%      1.21%     to       1.43%      14.16%     to       16.35%
FRANKLIN INCOME SECURITIES
 FUND
 2013                           0.50%     to       2.80%      6.12%     to       6.19%      10.80%     to       13.29%
 2012                           0.50%     to       2.75%      6.10%     to       6.45%       9.60%     to       12.00%
 2011                           0.50%     to       2.75%      4.82%     to       5.66%      (0.39)%    to        1.78%
 2010                           0.50%     to       2.75%      3.07%     to       3.24%       9.62%     to       11.98%
 2009                           0.50%     to       2.75%      8.52%     to       8.52%      19.72%     to       31.92%
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2013                           1.35%     to       2.75%      1.08%     to       1.09%      25.15%     to       26.91%
 2012                           1.15%     to       2.75%      0.80%     to       0.82%       9.32%     to       11.09%
 2011                           0.85%     to       2.75%      0.66%     to       0.68%      (4.18)%    to       (2.34)%
 2010                           0.85%     to       2.75%      0.66%     to       0.83%       8.56%     to       10.65%
 2009                           0.85%     to       2.70%      1.38%     to       1.38%      26.28%     to       28.63%
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2013                           1.40%     to       2.40%      4.38%     to       4.65%      (0.11)%    to        0.90%
 2012                           1.40%     to       2.40%        --      to         --       24.39%     to       25.64%
 2011                           1.40%     to       2.40%      7.74%     to       8.74%      (7.89)%    to       (6.97)%
 2010                           1.40%     to       2.40%      2.86%     to       2.94%      18.11%     to       19.29%
 2009                           1.40%     to       2.40%     13.27%     to      13.27%      16.26%     to       17.43%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2013                           0.85%     to       2.80%        --      to         --       34.34%     to       36.99%
 2012                           0.85%     to       2.75%        --      to         --        7.84%     to        9.91%
 2011                           0.85%     to       2.75%        --      to         --       (7.41)%    to       (5.64)%
 2010                           0.85%     to       2.75%        --      to         --       24.17%     to       26.54%
 2009                           0.85%     to       2.75%        --      to         --       39.68%     to       42.36%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2013                           0.50%     to       2.75%      1.16%     to       1.32%      32.54%     to       35.44%
 2012                           0.50%     to       2.75%      0.70%     to       0.86%      15.18%     to       17.68%
 2011                           0.50%     to       2.75%      0.55%     to       0.58%      (6.37)%    to       (4.35)%
 2010                           0.50%     to       2.75%      0.51%     to       0.51%      24.75%     to       27.50%
 2009                           0.85%     to       2.70%      1.52%     to       1.52%      25.60%     to       28.06%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2013                           0.50%     to       2.80%      5.42%     to       5.80%       0.66%     to        2.65%
 2012                           0.50%     to       2.80%      6.85%     to       6.95%      10.00%     to       12.11%
 2011                           0.50%     to       2.80%      6.09%     to       6.41%      (0.06)%    to        1.95%
 2010                           0.50%     to       2.80%      0.72%     to       0.72%       8.14%     to       10.33%
 2009                           0.50%     to       2.75%      2.55%     to       2.55%      11.25%     to       22.70%
MUTUAL SHARES SECURITIES FUND
 2013                           0.50%     to       2.80%      2.02%     to       2.07%      24.72%     to       27.41%
 2012                           0.50%     to       2.75%      2.13%     to       2.41%      11.15%     to       13.63%
 2011                           0.50%     to       2.75%      2.44%     to       2.56%      (3.73)%    to       (1.61)%
 2010                           0.50%     to       2.75%      1.10%     to       1.52%       8.18%     to       10.50%
 2009                           0.85%     to       2.75%      0.24%     to       1.97%      22.63%     to       24.98%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2013                               1,694,600      $17.571473      to      $26.764414         $34,141,312
 2012                               2,335,734       18.195185      to       27.192746          49,109,466
 2011                               2,951,238       16.491969      to       24.183491          56,219,294
 2010                               3,762,170       19.953020      to       28.922631          87,667,747
 2009                               3,572,745       17.459152      to       24.755366          73,714,398
TEMPLETON FOREIGN SECURITIES
 FUND
 2013                               7,579,644       17.367091      to       18.000234         118,072,167
 2012                              10,219,149       14.078884      to       15.045733         131,974,526
 2011                              12,495,547       11.977254      to       13.080163         139,228,121
 2010                              14,178,560       13.485831      to       15.045462         180,227,519
 2009                              15,858,557       13.459441      to       14.252060         189,703,975
TEMPLETON GROWTH SECURITIES
 FUND
 2013                              12,935,884       19.140368      to       19.202764         215,920,588
 2012                              17,343,927       14.725005      to       15.087686         226,483,345
 2011                              21,888,051       12.228197      to       12.809585         241,244,696
 2010                              26,349,550       13.235127      to       14.154560         318,345,347
 2009                              30,282,834       12.995028      to       13.547219         347,264,414
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2013                               4,135,635       17.095911      to       17.393302         104,121,213
 2012                               5,529,851       13.707570      to       13.804833         113,098,587
 2011                               6,859,792       12.162700      to       12.517501         126,044,828
 2010                               7,992,904       12.611581      to       13.259276         155,194,908
 2009                               8,513,586       11.329533      to       12.172998         151,319,313
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2013                               1,109,141       16.901039      to       19.323070          17,183,794
 2012                               1,531,626       12.398153      to       14.446576          17,617,666
 2011                               1,829,214       11.443823      to       13.590297          19,594,014
 2010                               2,085,738       12.123922      to       14.674408          23,893,700
 2009                               2,250,585       10.523196      to       12.981022          22,593,292
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2013                                 700,112       15.498521      to       19.113939          10,033,422
 2012                                 705,497       11.514010      to       14.472108           7,603,552
 2011                                 814,254       10.147083      to       12.998546           7,801,283
 2010                                 921,626       10.802373      to       14.118514           9,468,209
 2009                               1,031,940        8.781519      to        9.534345           9,420,541
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2013                               1,311,053       14.263388      to       14.578287          18,826,191
 2012                               1,557,122       14.217363      to       14.750789          22,345,330
 2011                               1,601,855       12.341603      to       13.181378          20,322,857
 2010                               1,499,649       12.523396      to       13.673178          19,526,811
 2009                               1,205,381       11.012978      to       12.291339          13,956,074
HARTFORD BALANCED HLS FUND
 2013                               7,677,578       14.031437      to       18.001299          18,155,718
 2012                               9,299,392       11.676956      to       15.306417          16,214,421
 2011                              11,647,520       10.512754      to       14.079868          15,792,890
 2010                              13,816,874       10.291887      to       14.243950          17,960,669
 2009                              16,490,870        9.293434      to       13.103428          18,288,954

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2013                           0.85%     to       2.75%      1.69%     to       1.92%      (3.43)%    to       (1.58)%
 2012                           0.85%     to       2.75%      1.60%     to       1.71%      10.33%     to       12.44%
 2011                           0.85%     to       2.75%      0.20%     to       1.18%     (17.96)%    to      (16.39)%
 2010                           0.85%     to       2.70%      1.40%     to       1.79%      14.28%     to       16.83%
 2009                           0.85%     to       2.70%      4.92%     to       4.92%      67.86%     to       71.86%
TEMPLETON FOREIGN SECURITIES
 FUND
 2013                           0.30%     to       2.75%        --      to       2.82%      19.64%     to       22.49%
 2012                           0.50%     to       2.75%      3.05%     to       3.06%      15.03%     to       17.55%
 2011                           0.50%     to       2.75%      1.78%     to       1.85%     (13.06)%    to      (11.19)%
 2010                           0.50%     to       2.75%      0.59%     to       0.95%       5.47%     to        7.84%
 2009                           0.85%     to       2.70%      3.48%     to       3.48%      33.20%     to       35.88%
TEMPLETON GROWTH SECURITIES
 FUND
 2013                           0.50%     to       2.75%      1.94%     to       2.23%      27.27%     to       29.99%
 2012                           0.50%     to       2.75%      2.00%     to       2.18%      17.78%     to       20.42%
 2011                           0.50%     to       2.75%      1.06%     to       1.27%      (9.50)%    to       (7.61)%
 2010                           0.50%     to       2.75%      1.27%     to       1.27%       4.48%     to        6.78%
 2009                           0.85%     to       2.75%      3.19%     to       3.19%      27.55%     to       29.99%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2013                           0.50%     to       2.80%      2.12%     to       2.19%      24.09%     to       26.89%
 2012                           0.50%     to       2.75%      2.57%     to       2.87%      10.28%     to       12.70%
 2011                           0.50%     to       2.75%      2.16%     to       2.18%      (5.59)%    to       (3.56)%
 2010                           0.50%     to       2.75%      0.17%     to       1.28%       8.92%     to       11.32%
 2009                           0.50%     to       2.75%        --      to         --       13.30%     to       19.97%
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2013                           0.85%     to       2.75%        --      to         --       33.76%     to       36.32%
 2012                           0.85%     to       2.75%        --      to         --        6.30%     to        8.34%
 2011                           0.85%     to       2.75%        --      to         --       (7.39)%    to       (5.61)%
 2010                           0.85%     to       2.75%        --      to         --       13.05%     to       15.21%
 2009                           0.85%     to       2.75%        --      to         --       29.36%     to       31.84%
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2013                           0.85%     to       2.75%      1.36%     to       1.37%      32.07%     to       34.61%
 2012                           0.85%     to       2.75%      1.53%     to       1.53%      11.34%     to       13.47%
 2011                           0.85%     to       2.75%      1.21%     to       1.22%      (7.84)%    to       (6.07)%
 2010                           0.85%     to       2.70%      1.79%     to       1.79%      11.23%     to       13.30%
 2009                           0.85%     to       2.55%      2.03%     to       2.27%      23.57%     to       25.69%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2013                           0.50%     to       2.70%      4.45%     to       4.95%      (1.17)%    to        1.03%
 2012                           0.30%     to       2.70%        --      to       6.12%      11.91%     to       14.62%
 2011                           0.50%     to       2.70%      5.69%     to       5.73%      (3.60)%    to       (1.45)%
 2010                           0.50%     to       2.70%      0.44%     to       1.12%      11.24%     to       13.72%
 2009                           0.50%     to       2.70%      7.94%     to       7.94%      10.13%     to       15.43%
HARTFORD BALANCED HLS FUND
 2013                           0.85%     to       2.75%      1.40%     to       1.58%      17.61%     to       20.16%
 2012                           0.85%     to       2.75%      3.31%     to       5.55%       8.71%     to       11.07%
 2011                           0.85%     to       2.75%      1.40%     to       1.72%      (1.15)%    to        0.99%
 2010                           1.25%     to       2.75%      1.18%     to       1.51%       8.82%     to       10.74%
 2009                           1.25%     to       2.65%      1.64%     to       3.18%      26.57%     to       28.67%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                              28,918,085      $12.343982      to      $12.818679        $154,892,749
 2012                              33,097,003       12.908256      to       13.061086         164,645,075
 2011                              37,874,588       10.603999      to       12.375247         166,428,046
 2010                              42,914,796       11.466077      to       11.937261         163,828,468
 2009                              48,035,422       10.718289      to       11.478424         145,838,795
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                              20,021,826       20.948870      to       22.167748         156,772,819
 2012                              25,478,593       15.138103      to       16.433647         142,494,694
 2011                              30,120,387       12.856297      to       14.317252         139,889,415
 2010                              34,527,013       14.584170      to       16.678412         162,240,133
 2009                              38,107,344       12.581225      to       14.800317         137,601,584
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                              15,217,649       19.062349      to       20.401863         110,603,880
 2012                              18,827,915       14.890759      to       15.542467         100,678,897
 2011                              23,223,587       13.508111      to       13.751180         105,474,269
 2010                              27,164,406       13.640428      to       13.738768         109,673,027
 2009                              30,099,497        8.881279      to       12.545314          92,708,467
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                                  27,310       12.930372      to       20.588127             355,278
 2012                                  33,347       10.192580      to       16.651025             340,244
 2011                                  40,745        8.752406      to       14.448983             358,485
 2010                                  47,838        9.808925      to       16.364089             472,123
 2009                                  45,406        8.423321      to        8.595482             394,023
HARTFORD HEALTHCARE HLS FUND
 2013                                  40,443        3.689662      to        3.864674             155,832
 2012                                  68,159        2.478414      to        2.586919             176,031
 2011                                 118,801        2.096138      to        2.180271             258,792
 2010                                 152,576        1.970286      to        2.042198             310,998
 2009                                 192,356        1.876719      to        1.938428             372,357
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                                 203,091       11.364381      to       20.976608             691,385
 2012                                 256,643        7.966476      to        8.442850             689,814
 2011                                 285,126        6.927508      to       13.084231             559,775
 2010                                 412,985        8.145943      to       15.563803             847,930
 2009                                 556,748        7.100965      to        7.219531           1,060,074
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                               1,101,018       15.225344      to       21.085043          14,667,571
 2012                               1,279,327       11.305738      to       15.949020          12,398,836
 2011                               1,505,933        9.694094      to       13.930671          12,356,809
 2010                               1,488,540        9.665415      to       14.148995          11,959,231
 2009                               1,330,826        8.547364      to       12.745706           8,846,609
HARTFORD GROWTH HLS FUND
 2013                                 120,410       13.502358      to       20.686841           1,346,543
 2012                                 135,049       10.212963      to       15.345232           1,187,943
 2011                                 139,485        8.838312      to       13.023500           1,061,553
 2010                                 128,885        9.948246      to       14.375631           1,069,501
 2009                                  65,931        8.540511      to        8.795528             447,560

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                           0.50%     to       2.80%      3.65%     to       4.09%      (4.37)%    to       (1.86)%
 2012                           0.50%     to       2.80%      3.83%     to       4.07%       4.31%     to        7.00%
 2011                           0.30%     to       2.80%        --      to       0.20%       3.78%     to        6.04%
 2010                           0.50%     to       2.75%      3.32%     to      14.41%       4.34%     to        6.98%
 2009                           0.50%     to       2.70%      3.56%     to      10.99%       7.18%     to       11.95%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                           0.50%     to       2.80%      0.66%     to       0.91%      34.89%     to       38.39%
 2012                           0.50%     to       2.80%      1.17%     to       1.50%      14.78%     to       17.75%
 2011                           0.50%     to       2.80%      0.54%     to       1.72%     (14.07)%    to      (11.85)%
 2010                           0.50%     to       2.75%      0.71%     to       2.22%      13.06%     to       15.92%
 2009                           0.50%     to       2.70%      0.67%     to       2.36%      25.81%     to       41.79%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                           0.50%     to       2.75%      1.74%     to       1.99%      28.01%     to       31.27%
 2012                           0.50%     to       2.75%      2.33%     to       2.70%      10.24%     to       13.03%
 2011                           0.50%     to       2.75%      2.33%     to       4.90%      (1.68)%    to        0.81%
 2010                           0.50%     to       2.75%      3.81%     to       5.47%       9.87%     to       12.64%
 2009                           0.85%     to       2.70%      2.60%     to       6.09%      21.36%     to       23.62%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                           1.40%     to       2.75%      1.08%     to       1.25%      25.16%     to       26.86%
 2012                           1.40%     to       2.70%      0.65%     to       1.15%      15.24%     to       16.45%
 2011                           1.40%     to       2.70%      0.01%     to       0.02%     (11.70)%    to      (10.77)%
 2010                           1.40%     to       2.70%      0.86%     to       1.25%      12.92%     to       14.12%
 2009                           1.40%     to       2.50%      0.68%     to       0.82%      38.29%     to       39.82%
HARTFORD HEALTHCARE HLS FUND
 2013                           1.40%     to       1.75%      0.24%     to       0.30%      48.87%     to       49.39%
 2012                           1.40%     to       1.75%      0.10%     to       0.13%      18.24%     to       18.65%
 2011                           1.40%     to       1.75%        --      to         --        6.39%     to        6.76%
 2010                           1.40%     to       1.75%      0.02%     to       0.03%       4.99%     to        5.35%
 2009                           1.40%     to       1.75%      0.22%     to       0.33%      20.28%     to       20.71%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                           1.25%     to       2.40%      0.60%     to       0.76%      33.07%     to       34.60%
 2012                           1.25%     to       2.45%      0.55%     to       0.55%      20.42%     to       21.87%
 2011                           1.25%     to       2.40%      0.04%     to       0.04%     (15.93)%    to      (14.96)%
 2010                           1.25%     to       2.40%      0.27%     to       0.28%      11.54%     to       12.83%
 2009                           1.25%     to       2.15%      0.95%     to       1.28%      32.76%     to       33.96%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                           0.85%     to       2.70%      0.96%     to       1.00%      32.20%     to       34.67%
 2012                           0.85%     to       2.70%      1.46%     to       1.51%      14.49%     to       16.63%
 2011                           0.85%     to       2.70%      1.16%     to       1.74%      (1.54)%    to        0.30%
 2010                           0.85%     to       2.70%      1.34%     to       1.65%      11.01%     to       13.08%
 2009                           0.85%     to       2.70%      2.69%     to       5.36%      22.30%     to       24.58%
HARTFORD GROWTH HLS FUND
 2013                           0.50%     to       2.45%      0.07%     to       0.07%      32.21%     to       34.81%
 2012                           0.50%     to       2.45%        --      to         --       15.55%     to       17.83%
 2011                           0.50%     to       2.45%      0.16%     to       0.32%     (11.16)%    to       (9.41)%
 2010                           0.50%     to       2.45%      0.03%     to       0.03%      16.48%     to       18.77%
 2009                           0.85%     to       2.45%      0.46%     to       0.68%      30.99%     to       33.11%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                               2,491,105      $22.020532      to      $22.473877         $33,470,814
 2012                               3,054,682       16.639067      to       16.665811          30,798,245
 2011                               3,500,154       13.181944      to       13.496611          28,353,767
 2010                               3,504,994       14.537981      to       15.216479          31,234,642
 2009                               3,051,229        7.807077      to       13.296868          23,134,664
HARTFORD HIGH YIELD HLS FUND
 2013                                 635,510       17.890402      to       20.193484           9,349,739
 2012                                 762,984       16.893745      to       19.492610          10,017,305
 2011                                 724,559       10.168984      to       17.518678           8,356,503
 2010                                 552,464       14.257828      to       17.191017           6,324,090
 2009                                 440,506       11.453793      to       15.205597           2,951,638
HARTFORD INDEX HLS FUND
 2013                                 458,182        6.820084      to       21.283250           7,623,800
 2012                                 479,373        5.263116      to       16.107393           6,062,983
 2011                                  75,638        4.634372      to       14.035106             485,264
 2010                                  83,107        4.632617      to        4.709936             390,750
 2009                                  95,104        3.993420      to        4.173201             396,056
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                               2,001,900       12.326828      to       17.674881           9,647,494
 2012                               2,673,219       14.390206      to       14.980051           9,070,977
 2011                               3,182,043       12.032333      to       12.842512           7,869,538
 2010                               3,633,463       14.056619      to       15.383572           9,734,896
 2009                               3,620,629        8.299619      to       13.890954           7,761,954
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                                 154,328       16.210977      to       26.395817           2,486,980
 2012                                 179,534       11.889440      to       19.720394           2,146,368
 2011                                 223,316       10.348355      to       17.484643           2,348,290
 2010                                 233,483       10.556605      to       18.170055           2,495,390
 2009                                 223,610        8.461037      to       14.834730           1,923,520
HARTFORD MIDCAP HLS FUND
 2013                                 172,064        6.431994      to        6.568778           1,127,729
 2012                                 244,857        4.684135      to        4.776588           1,167,561
 2011                                 308,459        3.992995      to        4.065703           1,252,249
 2010                                 419,991        4.415804      to        4.489465           1,883,647
 2009                                 486,310        3.641698      to        3.696908           1,796,277
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                                 125,236        2.577505      to       26.534299             607,498
 2012                                 106,437        1.945297      to       13.218340             331,642
 2011                                 133,060        1.455678      to        1.582737             258,234
 2010                                 183,279        1.632276      to        1.759701             391,891
 2009                                  99,737        1.376636      to        1.434963             141,727
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                              106,805,182       8.668057      to        9.781671         121,724,972
 2012                              169,707,075       8.923141      to        9.942655         195,450,120
 2011                              219,554,923       9.176539      to        9.972606         251,768,173
 2010                              232,493,202       9.447022      to        9.929523         267,244,595
 2009                              322,971,641       1.190879      to        9.714418         371,878,309

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                           0.50%     to       2.70%      0.01%     to       0.01%      32.13%     to       35.07%
 2012                           0.50%     to       2.70%        --      to         --       23.48%     to       26.23%
 2011                           0.50%     to       2.70%        --      to         --      (11.30)%    to       (9.33)%
 2010                           0.50%     to       2.70%      0.01%     to       0.02%      14.44%     to       16.98%
 2009                           0.85%     to       2.70%      0.64%     to       1.06%      26.15%     to       28.51%
HARTFORD HIGH YIELD HLS FUND
 2013                           0.50%     to       2.70%      8.00%     to       8.20%       3.60%     to        5.90%
 2012                           0.50%     to       2.70%      8.36%     to       8.75%      11.27%     to       13.74%
 2011                           0.30%     to       2.70%        --      to       8.88%       1.69%     to        1.91%
 2010                           0.50%     to       2.70%      0.40%     to       0.57%      13.06%     to       15.57%
 2009                           0.85%     to       2.70%     11.66%     to      16.89%      46.46%     to       49.19%
HARTFORD INDEX HLS FUND
 2013                           0.30%     to       1.55%      1.43%     to       1.57%      29.58%     to       31.21%
 2012                           0.50%     to       1.55%      1.73%     to       1.83%      13.57%     to       14.77%
 2011                           0.50%     to       1.55%      0.64%     to       1.46%       0.04%     to        1.09%
 2010                           1.40%     to       1.55%      1.26%     to       1.48%      12.69%     to       12.86%
 2009                           1.40%     to       1.90%      1.79%     to       1.87%      23.44%     to       24.06%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                           0.30%     to       2.75%      1.94%     to       2.41%      17.99%     to       20.91%
 2012                           0.50%     to       2.75%      1.44%     to       1.97%      16.64%     to       19.60%
 2011                           0.50%     to       2.75%      0.05%     to       0.05%     (16.52)%    to      (14.40)%
 2010                           0.50%     to       2.75%      0.77%     to       2.21%      11.11%     to       13.92%
 2009                           0.85%     to       2.70%      2.34%     to       2.45%      29.90%     to       32.33%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                           0.85%     to       2.70%      1.37%     to       1.56%      33.85%     to       36.35%
 2012                           0.85%     to       2.70%      0.60%     to       0.60%      12.79%     to       14.89%
 2011                           0.85%     to       2.70%        --      to         --       (3.77)%    to       (1.97)%
 2010                           0.85%     to       2.70%      0.66%     to       0.71%      22.48%     to       24.77%
 2009                           0.85%     to       2.70%      0.33%     to       1.09%      43.93%     to       46.62%
HARTFORD MIDCAP HLS FUND
 2013                           1.40%     to       1.55%      0.02%     to       0.02%      37.31%     to       37.52%
 2012                           1.40%     to       1.55%      0.53%     to       0.58%      17.31%     to       17.48%
 2011                           1.40%     to       1.55%      0.16%     to       0.19%      (9.57)%    to       (9.44)%
 2010                           1.40%     to       1.55%      0.06%     to       0.06%      21.26%     to       21.44%
 2009                           1.40%     to       1.55%      0.29%     to       0.30%      28.61%     to       28.80%
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                           1.40%     to       2.50%      0.54%     to       1.00%      31.05%     to       32.50%
 2012                           1.40%     to       2.45%      0.85%     to       0.89%      21.62%     to       22.91%
 2011                           1.40%     to       2.25%      0.01%     to       0.01%     (10.82)%    to      (10.06)%
 2010                           1.40%     to       2.25%      0.35%     to       0.36%      21.59%     to       22.63%
 2009                           1.40%     to       1.90%      0.50%     to       0.59%      41.12%     to       41.83%
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                           0.50%     to       2.80%        --      to         --       (2.86)%    to       (0.50)%
 2012                           0.30%     to       2.80%        --      to         --       (2.76)%    to       (0.30)%
 2011                           0.30%     to       2.80%        --      to         --       (2.76)%    to       (0.27)%
 2010                           0.50%     to       2.75%        --      to         --       (2.71)%    to       (0.50)%
 2009                           0.85%     to       2.75%      0.06%     to       0.06%      (2.64)%    to       (0.78)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2013                               1,147,217      $23.286857      to      $24.059989          $4,973,222
 2012                               1,538,802       16.625441      to       16.747977           4,180,772
 2011                               1,950,407       14.555495      to       14.814915           4,322,079
 2010                               2,539,625       15.137320      to       15.801191           5,273,480
 2009                               3,082,549       12.255718      to       13.153937           5,122,989
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                                 118,401       19.316921      to       21.207706           1,951,842
 2012                                 107,494       13.664294      to       14.763938           1,223,154
 2011                                 198,521       11.928041      to       12.683496           2,122,457
 2010                                 110,943       12.052733      to       12.612474           1,013,954
 2009                                  94,484        9.044730      to        9.314788             585,237
HARTFORD STOCK HLS FUND
 2013                               5,851,086       14.641880      to       21.605585           9,363,607
 2012                               7,384,869       11.166146      to       16.833884           8,747,782
 2011                              10,191,662        0.827278      to        9.845249          10,241,194
 2010                              12,439,981        9.925827      to       15.800328          12,723,348
 2009                              15,739,815        0.769796      to        8.754833          13,926,333
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                                 754,440        9.671617      to       11.146482           5,890,729
 2012                                 970,213       10.081092      to       11.394012           8,295,666
 2011                               1,416,801        9.962879      to       11.042990           8,798,938
 2010                               1,527,500       10.190023      to       10.582456           9,334,829
 2009                               1,344,197        9.612225      to        9.826349           7,467,343
HARTFORD VALUE HLS FUND
 2013                                 177,746       13.418558      to       20.550139           1,855,273
 2012                                 192,619       15.130819      to       15.653317           1,577,097
 2011                                 190,994       13.287624      to       13.447480           1,339,984
 2010                                 194,340       13.784560      to       13.923997           1,422,123
 2009                                 110,390        8.528526      to        8.718814             688,288
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2013                               1,112,009       17.966558      to       18.546471          15,727,783
 2012                               1,225,460       14.958339      to       15.105314          14,210,819
 2011                               1,337,721        9.777476      to       13.270158          13,399,869
 2010                               1,207,516        9.801022      to       13.496513          12,155,873
 2009                               1,072,421        8.850297      to       12.365206           9,689,644
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2013                                 501,309       19.208675      to       20.209963           6,720,164
 2012                                 579,345       14.888469      to       15.323942           5,895,608
 2011                                 637,314       13.472579      to       13.565036           5,781,325
 2010                                 660,174       13.796937      to       14.007941           6,150,898
 2009                                 605,279        8.408178      to       12.851649           5,117,535
AMERICAN FUNDS BOND HLS FUND
 2013                               2,873,368       11.685870      to       11.950439          30,735,102
 2012                               2,974,291       12.297239      to       12.301958          33,037,180
 2011                               3,023,835       11.773192      to       12.030403          32,461,762
 2010                               3,258,127       11.178845      to       11.677091          33,538,046
 2009                               2,934,836       10.583985      to       11.301579          28,873,049

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2013                           0.50%     to       2.75%        --      to         --       40.07%     to       43.66%
 2012                           0.50%     to       2.75%        --      to         --       12.22%     to       15.06%
 2011                           0.50%     to       2.75%        --      to         --       (6.24)%    to       (3.84)%
 2010                           0.50%     to       2.75%        --      to         --       20.48%     to       23.51%
 2009                           0.50%     to       2.70%      0.01%     to       0.01%      22.56%     to       25.84%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                           0.85%     to       2.45%      0.39%     to       0.60%      41.37%     to       43.65%
 2012                           0.85%     to       2.45%        --      to         --       14.56%     to       16.40%
 2011                           0.85%     to       2.45%        --      to         --       (1.03)%    to        0.56%
 2010                           0.85%     to       2.45%        --      to         --       33.26%     to       35.40%
 2009                           0.85%     to       2.45%      0.09%     to       0.09%      32.11%     to       34.24%
HARTFORD STOCK HLS FUND
 2013                           0.85%     to       2.75%      1.74%     to       2.02%      28.35%     to       31.13%
 2012                           0.85%     to       2.75%      1.85%     to       2.17%      11.00%     to       13.42%
 2011                           0.85%     to       2.50%      1.12%     to       1.41%      (3.78)%    to       (1.93)%
 2010                           1.25%     to       2.75%      0.94%     to       1.30%      11.41%     to       13.38%
 2009                           1.25%     to       2.50%      1.25%     to       1.77%      37.70%     to       39.78%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                           0.50%     to       2.45%      2.27%     to       2.28%      (4.06)%    to       (2.17)%
 2012                           0.50%     to       2.45%      2.80%     to       2.84%       1.19%     to        3.18%
 2011                           0.50%     to       2.45%      1.86%     to       2.50%       2.34%     to        4.35%
 2010                           0.50%     to       2.70%      3.14%     to       4.38%       1.03%     to        3.28%
 2009                           1.25%     to       2.45%      0.03%     to       0.05%       0.88%     to        2.10%
HARTFORD VALUE HLS FUND
 2013                           0.50%     to       2.45%      1.69%     to       1.76%      28.75%     to       31.28%
 2012                           0.50%     to       2.70%      1.89%     to       2.32%      13.87%     to       16.40%
 2011                           0.50%     to       2.70%      1.68%     to       1.75%      (4.57)%    to       (2.45)%
 2010                           0.50%     to       2.70%      1.01%     to       1.24%      11.62%     to       14.10%
 2009                           1.25%     to       2.45%      2.15%     to       2.56%      21.36%     to       22.83%
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2013                           0.50%     to       2.70%      1.38%     to       1.42%      20.11%     to       22.78%
 2012                           0.50%     to       2.70%      1.51%     to       1.53%      12.72%     to       15.23%
 2011                           1.25%     to       2.70%      1.32%     to       1.33%      (1.68)%    to       (0.24)%
 2010                           1.25%     to       2.70%      1.58%     to       1.77%       9.15%     to       10.74%
 2009                           1.25%     to       2.70%      1.65%     to       1.87%      20.30%     to       22.06%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2013                           0.50%     to       2.70%      1.33%     to       1.54%      29.02%     to       31.88%
 2012                           0.50%     to       2.70%      1.17%     to       1.18%      10.51%     to       12.97%
 2011                           0.50%     to       2.70%      0.02%     to       0.03%      (3.82)%    to       (1.68)%
 2010                           0.50%     to       2.70%      2.74%     to       2.79%       9.00%     to       11.42%
 2009                           1.25%     to       2.70%      1.09%     to       1.50%      24.06%     to       25.88%
AMERICAN FUNDS BOND HLS FUND
 2013                           0.50%     to       2.70%      2.09%     to       2.11%      (4.97)%    to       (2.86)%
 2012                           0.50%     to       2.70%      2.58%     to       2.62%       2.22%     to        4.49%
 2011                           0.50%     to       2.70%      2.85%     to       2.94%       3.03%     to        5.32%
 2010                           0.50%     to       2.70%      2.12%     to       4.27%       3.32%     to        5.62%
 2009                           0.50%     to       2.70%      3.29%     to       3.29%       5.84%     to        9.25%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2013                                 289,193      $11.448657      to      $11.713399          $3,211,334
 2012                                 370,709       12.129664      to       12.225408           4,302,645
 2011                                 422,308       11.528491      to       11.774767           4,700,603
 2010                                 432,776       11.110797      to       11.600595           4,696,215
 2009                                 451,342       10.650417      to       11.367217           4,737,292
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2013                                 962,885       18.673348      to       19.431362          11,616,982
 2012                               1,207,407       15.362805      to       16.341838          11,932,791
 2011                               1,457,989       13.229196      to       14.313257          12,429,413
 2010                               1,595,108       13.953695      to       15.510807          14,565,144
 2009                               1,648,514       12.587813      to       14.303400          13,673,598
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2013                                 243,367       19.391963      to       20.940280           3,292,645
 2012                                 326,289       15.135133      to       16.706891           3,446,588
 2011                                 425,089        9.749253      to       14.046325           3,722,272
 2010                                 428,370        9.783915      to       15.890613           4,200,789
 2009                                 382,638        8.892566      to       14.653651           3,416,000
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2013                                 827,599       18.373851      to       22.060234           9,525,573
 2012                                 985,664       14.439064      to       17.721296           8,935,634
 2011                               1,065,587       12.375597      to       15.448914           8,326,884
 2010                               1,085,276       15.354612      to       19.693321          10,690,711
 2009                                 860,699        8.023928      to       16.574641           7,029,674
AMERICAN FUNDS GROWTH HLS
 FUND
 2013                               4,595,095       20.770603      to       21.614465          61,335,746
 2012                               5,413,543       16.084184      to       17.109723          56,492,571
 2011                               5,895,431       13.819059      to       14.951916          52,704,373
 2010                               6,006,471       14.480766      to       16.097075          56,818,498
 2009                               5,498,412       12.295824      to       13.971972          44,483,623
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2013                               2,468,187       19.923311      to       20.157536          33,798,436
 2012                               2,975,406       15.215935      to       15.373418          30,944,586
 2011                               3,232,843       13.051828      to       13.480080          28,728,041
 2010                               3,360,723       13.401152      to       14.148997          30,882,153
 2009                               3,157,635       12.121401      to       13.082250          26,452,328
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2013                               3,660,760       16.002163      to       17.528850          39,124,949
 2012                               4,292,661       13.146995      to       14.854603          38,366,054
 2011                               4,498,109       11.237801      to       12.979718          34,559,883
 2010                               3,957,805       13.167811      to       15.547919          35,916,769
 2009                               3,328,014        8.513844      to       14.939206          28,486,816
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2013                                 605,470       16.161566      to       17.967905           6,930,636
 2012                                 696,793       14.493863      to       16.621163           7,300,897
 2011                                 861,908       12.399722      to       14.535810           7,873,773
 2010                                 972,017       14.529666      to       17.412164          10,192,701
 2009                                 841,006        8.768621      to       15.218783           7,555,070

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2013                           0.50%     to       2.70%      2.72%     to       3.49%      (5.61)%    to       (3.51)%
 2012                           0.30%     to       2.70%        --      to       2.70%       3.01%     to        5.52%
 2011                           0.50%     to       2.70%      2.08%     to       2.42%       1.50%     to        3.76%
 2010                           0.50%     to       2.70%      0.89%     to       1.95%       2.05%     to        4.32%
 2009                           0.50%     to       2.70%        --      to         --        6.50%     to        6.52%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2013                           0.50%     to       2.70%      1.82%     to       2.40%      18.91%     to       21.55%
 2012                           0.50%     to       2.70%      2.55%     to       2.64%      14.17%     to       16.71%
 2011                           0.30%     to       2.70%        --      to       2.27%      (7.72)%    to       (5.48)%
 2010                           0.50%     to       2.70%      2.18%     to       3.11%       8.44%     to       10.85%
 2009                           0.50%     to       2.70%      1.52%     to       1.52%      25.88%     to       35.66%
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2013                           0.50%     to       2.70%      0.36%     to       0.54%      25.34%     to       28.13%
 2012                           0.50%     to       2.70%      1.02%     to       1.03%      18.94%     to       21.59%
 2011                           0.65%     to       2.70%      0.40%     to       1.14%     (11.61)%    to       (9.77)%
 2010                           1.25%     to       2.70%      0.92%     to       0.98%       8.44%     to       10.02%
 2009                           1.25%     to       2.70%      1.38%     to       1.78%      38.00%     to       40.02%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2013                           0.50%     to       2.70%      0.89%     to       0.99%      24.48%     to       27.25%
 2012                           0.50%     to       2.70%      1.15%     to       1.26%      14.71%     to       17.26%
 2011                           0.30%     to       2.70%        --      to       1.37%     (21.55)%    to      (19.64)%
 2010                           0.50%     to       2.70%      0.02%     to       0.02%      18.82%     to       21.46%
 2009                           1.25%     to       2.70%      0.07%     to       0.07%      56.49%     to       58.77%
AMERICAN FUNDS GROWTH HLS
 FUND
 2013                           0.50%     to       2.70%      0.47%     to       0.49%      26.33%     to       29.14%
 2012                           0.50%     to       2.70%      0.33%     to       0.34%      14.43%     to       16.98%
 2011                           0.30%     to       2.70%        --      to         --       (7.11)%    to       (4.86)%
 2010                           0.50%     to       2.70%      0.49%     to       2.18%      15.21%     to       17.77%
 2009                           0.50%     to       2.70%      0.90%     to       0.90%      22.96%     to       35.32%
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2013                           0.50%     to       2.70%      1.01%     to       1.17%      29.60%     to       32.48%
 2012                           0.50%     to       2.70%      1.21%     to       1.23%      14.05%     to       16.58%
 2011                           0.50%     to       2.70%        --      to         --       (4.73)%    to       (2.61)%
 2010                           0.50%     to       2.70%      0.98%     to       3.22%       8.15%     to       10.56%
 2009                           0.50%     to       2.70%      3.09%     to       3.09%      21.21%     to       27.37%
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2013                           0.30%     to       2.70%      1.05%     to       1.59%      18.00%     to       20.87%
 2012                           0.50%     to       2.70%      1.59%     to       1.59%      14.44%     to       16.99%
 2011                           0.50%     to       2.70%      1.68%     to       1.98%     (16.52)%    to      (14.66)%
 2010                           0.50%     to       2.70%      0.04%     to       1.08%       4.08%     to        6.39%
 2009                           1.25%     to       2.70%      1.45%     to       1.60%      38.95%     to       40.98%
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2013                           0.30%     to       2.70%        --      to       0.73%       8.10%     to       10.73%
 2012                           0.50%     to       2.70%      1.58%     to       1.59%      14.35%     to       16.89%
 2011                           0.50%     to       2.70%      1.34%     to       1.54%     (16.52)%    to      (14.66)%
 2010                           0.50%     to       2.70%      0.27%     to       1.09%      14.41%     to       16.95%
 2009                           1.25%     to       2.70%      0.96%     to       1.17%      45.17%     to       47.29%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2013                               5,995,433       $7.923100      to       $8.172104         $48,168,364
 2012                               4,718,791        9.240778      to        9.417426          43,839,879
 2011                                 729,651       10.149291      to       10.219887           7,422,841
HUNTINGTON VA INCOME EQUITY
 FUND
 2013                                 804,893       15.093724      to       20.186791           4,336,196
 2012                               1,011,689       12.499385      to       16.386427           4,090,168
 2011                               1,006,903       11.573824      to       14.872659           2,608,841
 2010                               1,265,929       11.083867      to       13.961027           2,841,022
 2009                               1,355,757        8.156954      to       10.165737           2,660,201
HUNTINGTON VA DIVIDEND
 CAPTURE FUND+
 2013                               2,068,011       19.689337      to       20.012231           9,743,486
 2012                               1,976,529       16.495144      to       17.146773           6,725,084
 2011                               2,073,575       14.157771      to       14.872468           6,643,933
 2010                               2,104,367       13.557437      to       13.959851           6,813,766
 2009                               2,391,054        8.683354      to       12.074627           6,746,938
HUNTINGTON VA GROWTH FUND
 2013                               1,055,610       10.828540      to       17.926584           2,597,765
 2012                               1,358,845       10.320326      to       13.470859           2,409,286
 2011                               1,523,755        9.580449      to       12.257564           2,383,392
 2010                               1,673,865       10.132057      to       12.706602           2,648,146
 2009                               1,742,286        7.759225      to        9.455795           2,520,186
HUNTINGTON VA MID CORP
 AMERICA FUND
 2013                               1,301,754       21.838266      to       22.782346           7,370,232
 2012                               1,704,345       16.584557      to       17.650513           7,107,999
 2011                                 952,696       14.545809      to       15.793327           3,835,552
 2010                               1,092,211       15.035192      to       16.654518           4,680,851
 2009                               1,171,122        8.558228      to       13.905379           4,214,191
HUNTINGTON VA ROTATING
 MARKETS FUND
 2013                                 247,433       12.304381      to       18.398916           1,498,225
 2012                                 312,582       10.012370      to       15.159748           1,303,828
 2011                                 370,723        9.480418      to       14.534874           1,395,134
 2010                                 401,474        8.985110      to       13.948720           1,463,766
 2009                                 434,553        8.475971      to       13.323862           1,442,872
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2013                                 975,881        1.581719      to       16.028128           5,288,743
 2012                               1,179,556        1.319495      to       13.106421           5,219,797
 2011                               1,243,167        1.186366      to       11.550869           4,177,237
 2010                               1,398,823        1.375283      to       13.124958           5,294,304
 2009                               1,447,697        1.291504      to        8.209013           5,039,762
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2013                                 660,100        1.114852      to       11.399358           2,750,699
 2012                                 740,411        1.162720      to       11.653432           3,217,238
 2011                                 670,708        1.153462      to       11.331771           3,132,291
 2010                                 800,793        1.123159      to       10.815613           3,164,414
 2009                                 844,366        1.097941      to       10.382301           3,030,159

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2013                           0.30%     to       1.50%      0.40%     to       0.42%     (14.26)%    to      (13.22)%
 2012                           0.30%     to       1.50%      0.35%     to       0.44%      (8.95)%    to       (7.85)%
 2011                           0.30%     to       1.50%      0.30%     to       0.35%       1.51%     to        2.20%
HUNTINGTON VA INCOME EQUITY
 FUND
 2013                           0.50%     to       2.50%      3.65%     to       4.24%      20.76%     to       23.19%
 2012                           0.50%     to       2.50%      2.35%     to       3.84%       8.00%     to       10.18%
 2011                           0.50%     to       2.50%      2.53%     to       3.99%       4.42%     to        6.53%
 2010                           0.50%     to       2.50%      2.20%     to       2.28%       9.03%     to       11.23%
 2009                           1.25%     to       2.50%        --      to         --       18.61%     to       20.10%
HUNTINGTON VA DIVIDEND
 CAPTURE FUND+
 2013                           0.50%     to       2.75%      3.00%     to       3.60%      16.71%     to       19.36%
 2012                           0.50%     to       2.75%      3.88%     to       3.98%       8.44%     to       10.91%
 2011                           0.50%     to       2.50%      1.66%     to       5.11%       4.43%     to        6.54%
 2010                           0.50%     to       2.50%      1.87%     to       4.25%      12.28%     to       14.55%
 2009                           1.25%     to       2.50%        --      to         --       22.02%     to       23.55%
HUNTINGTON VA GROWTH FUND
 2013                           0.50%     to       2.45%      1.04%     to       1.08%      30.51%     to       33.08%
 2012                           0.50%     to       2.50%      0.33%     to       0.35%       7.72%     to        9.90%
 2011                           0.50%     to       2.50%      0.08%     to       0.25%      (5.44)%    to       (3.53)%
 2010                           0.50%     to       2.50%      0.13%     to       0.13%       7.15%     to        9.32%
 2009                           1.25%     to       2.50%        --      to         --       13.10%     to       14.52%
HUNTINGTON VA MID CORP
 AMERICA FUND
 2013                           0.50%     to       2.50%      0.78%     to       0.80%      29.07%     to       31.68%
 2012                           0.50%     to       2.50%      0.20%     to       0.29%      11.76%     to       14.02%
 2011                           0.50%     to       2.50%      0.10%     to       0.76%      (5.17)%    to       (3.25)%
 2010                           0.50%     to       2.50%      0.52%     to       0.66%      19.77%     to       22.19%
 2009                           1.25%     to       2.50%        --      to         --       30.92%     to       32.56%
HUNTINGTON VA ROTATING
 MARKETS FUND
 2013                           1.25%     to       2.50%      0.77%     to       0.79%      21.37%     to       22.89%
 2012                           1.25%     to       2.50%      0.82%     to       1.58%       4.30%     to        5.61%
 2011                           1.25%     to       2.50%      0.11%     to       0.33%       4.20%     to        5.51%
 2010                           1.25%     to       2.50%      1.14%     to       1.15%       4.69%     to        6.01%
 2009                           1.25%     to       2.50%        --      to         --       30.09%     to       31.72%
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2013                           0.50%     to       2.50%      1.42%     to       1.48%      19.87%     to       22.29%
 2012                           0.50%     to       2.50%      0.82%     to       1.29%      11.22%     to       13.47%
 2011                           0.50%     to       2.50%      0.92%     to       1.92%     (13.74)%    to      (11.99)%
 2010                           0.50%     to       2.50%      1.27%     to       1.36%       6.49%     to        8.64%
 2009                           1.25%     to       2.50%      0.05%     to       0.06%      30.18%     to       31.81%
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2013                           0.50%     to       2.50%      2.56%     to       2.68%      (4.12)%    to       (2.18)%
 2012                           0.50%     to       2.50%      2.42%     to       2.49%       0.80%     to        2.84%
 2011                           0.50%     to       2.50%      2.00%     to       2.59%       2.70%     to        4.77%
 2010                           0.50%     to       2.50%      1.25%     to       2.20%       2.30%     to        4.36%
 2009                           1.25%     to       2.50%        --      to         --        2.86%     to        4.15%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HUNTINGTON VA SITUS FUND
 2013                               2,405,150       $1.989341      to      $24.742397          $6,269,556
 2012                               2,906,501        1.546104      to       18.849467           5,782,957
 2011                               3,407,378        1.292715      to       15.448454           5,425,312
 2010                               3,981,977        1.337624      to       15.668618           6,324,808
 2009                               4,273,563        1.058154      to        8.628205           5,219,891
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2013                                 102,882       15.470435      to       18.193259           1,788,586
 2012                                 136,090       11.567545      to       13.468330           1,731,468
 2011                                  71,401       10.625321      to       12.240548             847,843
 2010                                   3,642       12.880117      to       12.880117              46,909
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND
 2013                                 361,384       15.469389      to       18.569944           5,644,241
 2012                                 223,826       12.195606      to       14.912990           2,646,396
 2011                                 230,602       10.937377      to       13.624033           2,462,182
 2010                                 198,222       11.009334      to       14.057646           2,149,836
 2009                                 163,076        9.447071      to        9.674588           1,557,016
LORD ABBETT BOND DEBENTURE
 FUND
 2013                                 908,072       15.209739      to       17.587280          13,507,408
 2012                               1,020,556       14.131108      to       16.703358          14,184,226
 2011                               1,071,520       12.620165      to       15.249040          13,436,469
 2010                               1,162,022       12.150902      to       15.008519          14,179,268
 2009                               1,209,674       10.872900      to       13.728566          13,340,423
LORD ABBETT GROWTH AND INCOME
 FUND
 2013                                 322,481       12.100599      to       12.977394           4,816,754
 2012                                 235,029        9.124707      to        9.669329           2,235,361
 2011                                 308,881        8.342514      to       11.441826           2,666,369
 2010                                 321,742        9.102976      to       12.243627           3,003,789
 2009                                 331,753        7.945292      to        8.121819           2,678,133
MFS(R) CORE EQUITY SERIES
 2013                                 497,778       15.471089      to       21.766231           6,010,093
 2012                                 603,552       11.620997      to       16.613037           5,678,459
 2011                                 723,625       10.109013      to       14.684518           5,906,990
 2010                                 855,202       10.326139      to       15.242048           7,183,207
 2009                                 987,770        9.044579      to       13.359088           7,202,235
MFS(R) GROWTH SERIES
 2013                               2,873,997       22.103748      to       22.317418          35,800,328
 2012                               2,203,781       16.275030      to       16.804885          20,452,997
 2011                               2,374,218       13.971102      to       14.714807          19,076,490
 2010                               2,568,451       14.119829      to       15.174649          20,809,080
 2009                               2,539,500        5.254606      to        8.914161          18,226,877
MFS(R) GLOBAL EQUITY SERIES
 2013                                 384,428       18.124901      to       25.256535           8,069,294
 2012                                 437,499       14.612304      to       19.929000           7,288,786
 2011                                 464,088       13.828035      to       16.295758           6,426,296
 2010                                 512,921       13.017715      to       17.177739           7,529,613
 2009                                 527,102       11.878862      to       15.418702           7,043,962

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HUNTINGTON VA SITUS FUND
 2013                           0.50%     to       2.50%      0.21%     to       0.33%      28.67%     to       31.26%
 2012                           0.50%     to       2.50%        --      to         --       19.60%     to       22.02%
 2011                           0.50%     to       2.50%      0.01%     to       0.03%      (3.36)%    to       (1.41)%
 2010                           0.50%     to       2.50%      0.22%     to       0.43%      26.41%     to       28.96%
 2009                           1.25%     to       2.50%        --      to         --       29.67%     to       31.30%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2013                           0.50%     to       1.50%      0.03%     to       0.23%      33.74%     to       35.08%
 2012                           0.50%     to       1.50%      0.59%     to       1.25%       8.94%     to       10.03%
 2011                           0.50%     to       1.45%      0.28%     to       0.40%      (5.86)%    to       (4.97)%
 2010                           0.50%     to       0.50%      0.42%     to       0.42%      18.43%     to       18.43%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND
 2013                           0.85%     to       2.70%      1.38%     to       1.52%      24.52%     to       26.84%
 2012                           0.85%     to       2.70%      2.99%     to       3.38%       9.46%     to       11.50%
 2011                           0.85%     to       2.70%      2.82%     to      23.73%      (2.47)%    to       (0.65)%
 2010                           0.85%     to       2.40%      2.92%     to       3.04%      12.05%     to       13.80%
 2009                           0.85%     to       2.15%      0.21%     to       3.57%      20.79%     to       22.36%
LORD ABBETT BOND DEBENTURE
 FUND
 2013                           0.50%     to       2.70%      3.67%     to       5.13%       5.29%     to        7.63%
 2012                           0.50%     to       2.70%      5.56%     to       5.97%       9.54%     to       11.97%
 2011                           0.50%     to       2.70%      5.35%     to      15.35%       1.60%     to        3.86%
 2010                           0.50%     to       2.70%      6.12%     to       6.41%       9.32%     to       11.75%
 2009                           0.50%     to       2.70%      5.84%     to      16.26%       8.73%     to       30.74%
LORD ABBETT GROWTH AND INCOME
 FUND
 2013                           1.25%     to       2.45%      0.57%     to       1.56%      32.61%     to       34.21%
 2012                           1.25%     to       2.45%      0.87%     to       1.00%       9.38%     to       10.70%
 2011                           0.50%     to       2.45%      0.73%     to       0.77%      (8.35)%    to       (6.55)%
 2010                           0.50%     to       2.45%      0.58%     to       0.60%      14.57%     to       16.83%
 2009                           1.25%     to       2.45%      1.00%     to       1.05%      16.02%     to       17.42%
MFS(R) CORE EQUITY SERIES
 2013                           1.10%     to       2.70%      1.02%     to       1.06%      31.02%     to       33.13%
 2012                           1.10%     to       2.70%      0.75%     to       0.78%      13.13%     to       14.96%
 2011                           1.10%     to       2.70%      0.87%     to       0.98%      (3.66)%    to       (2.10)%
 2010                           1.10%     to       2.70%      0.73%     to       1.07%      14.10%     to       15.93%
 2009                           0.95%     to       2.70%      1.67%     to       1.67%      28.91%     to       31.18%
MFS(R) GROWTH SERIES
 2013                           0.50%     to       2.80%      0.13%     to       0.23%      33.08%     to       35.81%
 2012                           0.50%     to       2.75%        --      to         --       14.20%     to       16.49%
 2011                           0.50%     to       2.75%      0.02%     to       0.19%      (3.03)%    to       (1.05)%
 2010                           0.50%     to       2.75%        --      to         --       12.21%     to       14.45%
 2009                           0.85%     to       2.55%      0.17%     to       0.30%      34.21%     to       36.51%
MFS(R) GLOBAL EQUITY SERIES
 2013                           0.85%     to       2.55%        --      to       0.79%      24.60%     to       26.73%
 2012                           0.85%     to       2.50%      1.03%     to       1.27%      20.30%     to       22.30%
 2011                           0.85%     to       2.75%      0.74%     to       0.83%      (6.92)%    to       (5.13)%
 2010                           0.85%     to       2.50%      0.98%     to       1.01%       9.59%     to       11.41%
 2009                           0.85%     to       2.50%      2.19%     to       2.24%      28.72%     to       30.87%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2013                                 819,850      $14.082822      to      $21.213693          $9,207,380
 2012                               1,159,708       10.928172      to       16.769657          10,286,064
 2011                               1,469,276        6.300724      to        9.445792          11,299,773
 2010                               1,730,789        6.426421      to        9.495479          13,639,006
 2009                               2,124,311        5.861113      to        8.535636          15,171,344
MFS(R) INVESTORS TRUST SERIES
 2013                               6,054,205       14.365075      to       19.279366          84,388,804
 2012                               8,821,250       12.947102      to       15.044887          95,170,363
 2011                              11,543,812       10.955973      to       12.975161         106,104,005
 2010                              13,636,705       11.295940      to       13.634631         130,100,977
 2009                              15,504,702       10.254324      to       12.621503         135,280,667
MFS(R) MID CAP GROWTH SERIES
 2013                               2,697,012        8.592141      to       24.627585          21,488,201
 2012                               3,312,657        6.292057      to       18.380541          19,466,114
 2011                               3,997,375        5.446116      to       16.214434          20,537,953
 2010                               5,221,123        5.843870      to       17.751327          29,071,223
 2009                               5,591,683        4.545716      to       14.065549          24,402,994
MFS(R) NEW DISCOVERY SERIES
 2013                               2,871,838       14.794347      to       32.844644          61,957,861
 2012                               3,994,445       10.544547      to       23.855023          62,669,054
 2011                               5,163,096       18.295413      to       20.226875          67,973,864
 2010                               6,088,733       20.562993      to       23.170563          90,447,643
 2009                               7,298,241        8.222464      to       15.211050          80,594,539
MFS(R) TOTAL RETURN SERIES
 2013                              15,615,193       15.691254      to       16.220544         268,989,737
 2012                              21,225,795       13.548161      to       13.729253         315,385,211
 2011                              25,440,365       12.438064      to       12.516844         345,863,316
 2010                              29,017,282       12.305451      to       12.641987         395,780,837
 2009                              31,980,750       11.827007      to       14.627193         404,732,803
MFS(R) VALUE SERIES
 2013                               4,737,281       19.448755      to       20.064557          96,244,644
 2012                               5,634,579       14.748701      to       14.871543          86,066,142
 2011                               6,402,956       12.897618      to       13.039429          86,277,227
 2010                               6,837,270       13.023053      to       13.443928          95,533,071
 2009                               6,768,813       12.374329      to       15.328597          88,146,324
MFS(R) RESEARCH BOND SERIES
 2013                               9,445,216       12.654375      to       12.741841         123,654,533
 2012                               6,466,424       12.972863      to       13.176544          85,900,778
 2011                               6,808,775       12.178636      to       12.616431          85,737,316
 2010                               6,592,406       11.495054      to       12.148560          79,300,456
 2009                               5,542,044       11.593479      to       11.982110          63,395,804
MFS(R) RESEARCH INTERNATIONAL
 SERIES
 2013                               1,158,751       16.447145      to       16.800604          17,694,078
 2012                               1,562,453       13.944898      to       14.554676          20,403,493
 2011                               1,783,295       12.051524      to       12.819692          20,296,461
 2010                               1,874,782       13.637966      to       14.786061          24,340,466
 2009                               2,055,159       12.412738      to       13.723028          24,492,666

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2013                           1.10%     to       2.75%      0.48%     to       0.62%      26.76%     to       28.87%
 2012                           1.10%     to       2.70%        --      to       0.46%      13.86%     to       15.69%
 2011                           1.10%     to       2.55%      0.55%     to       0.55%      (1.96)%    to       (0.52)%
 2010                           1.10%     to       2.55%      0.44%     to       0.44%       9.65%     to       11.25%
 2009                           1.10%     to       2.55%      0.72%     to       0.72%      36.04%     to       38.03%
MFS(R) INVESTORS TRUST SERIES
 2013                           1.25%     to       2.80%      0.96%     to       1.05%      28.41%     to       30.10%
 2012                           0.85%     to       2.75%      0.88%     to       1.13%      15.95%     to       18.17%
 2011                           0.85%     to       2.75%      0.92%     to       0.93%      (4.84)%    to       (3.01)%
 2010                           0.85%     to       2.75%      1.18%     to       1.18%       8.09%     to       10.16%
 2009                           0.85%     to       2.70%      1.66%     to       1.66%      23.52%     to       25.82%
MFS(R) MID CAP GROWTH SERIES
 2013                           0.85%     to       2.75%        --      to         --       33.99%     to       36.56%
 2012                           0.85%     to       2.75%        --      to         --       13.36%     to       15.53%
 2011                           0.85%     to       2.75%        --      to         --       (8.56)%    to       (6.81)%
 2010                           0.85%     to       2.70%        --      to         --       26.20%     to       28.56%
 2009                           0.85%     to       2.70%      0.33%     to       0.33%      38.00%     to       40.58%
MFS(R) NEW DISCOVERY SERIES
 2013                           0.65%     to       2.75%        --      to         --       37.68%     to       40.30%
 2012                           0.65%     to       2.75%        --      to         --       17.94%     to       20.11%
 2011                           0.85%     to       2.75%        --      to         --      (12.70)%    to      (11.03)%
 2010                           0.85%     to       2.75%        --      to         --       32.64%     to       35.19%
 2009                           0.85%     to       2.55%        --      to         --       59.08%     to       61.80%
MFS(R) TOTAL RETURN SERIES
 2013                           0.50%     to       2.75%      1.64%     to       2.00%      15.82%     to       18.15%
 2012                           0.50%     to       2.75%      2.54%     to       3.08%       8.24%     to       10.38%
 2011                           0.50%     to       2.75%      3.56%     to       3.62%      (0.99)%    to        1.08%
 2010                           0.50%     to       2.75%        --      to         --        6.95%     to        9.09%
 2009                           0.85%     to       2.70%      3.75%     to       3.75%      14.89%     to       17.03%
MFS(R) VALUE SERIES
 2013                           0.50%     to       2.80%      0.98%     to       1.69%      32.14%     to       34.92%
 2012                           0.50%     to       2.75%      1.44%     to       1.73%      13.11%     to       15.30%
 2011                           0.50%     to       2.75%      1.42%     to       1.99%      (3.01)%    to       (0.96)%
 2010                           0.50%     to       2.75%        --      to         --        8.51%     to       10.66%
 2009                           0.85%     to       2.70%      0.76%     to       1.03%      19.19%     to       21.68%
MFS(R) RESEARCH BOND SERIES
 2013                           0.50%     to       2.80%      1.11%     to       1.68%      (3.77)%    to       (1.78)%
 2012                           0.50%     to       2.75%      2.36%     to       2.63%       4.44%     to        6.52%
 2011                           0.50%     to       2.75%      2.92%     to       4.19%       3.85%     to        5.95%
 2010                           0.50%     to       2.75%        --      to         --        4.55%     to        6.67%
 2009                           0.85%     to       2.70%      2.04%     to       2.04%      12.83%     to       15.18%
MFS(R) RESEARCH INTERNATIONAL
 SERIES
 2013                           0.85%     to       2.80%      1.93%     to       1.94%      15.67%     to       17.94%
 2012                           0.85%     to       2.75%      1.63%     to       2.94%      13.53%     to       15.71%
 2011                           0.85%     to       2.75%      1.99%     to       2.12%     (13.30)%    to      (11.63)%
 2010                           0.85%     to       2.75%      1.55%     to       1.55%       7.81%     to        9.87%
 2009                           0.85%     to       2.70%      1.84%     to       1.84%      27.37%     to       29.75%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
 2013                                 324,638      $16.078705      to      $18.603416          $5,542,668
 2012                                 379,049       12.462085      to       14.183107           4,981,965
 2011                                 419,371       10.895528      to       12.197402           4,790,149
 2010                                 466,426       11.222139      to       12.357294           5,453,876
 2009                                 505,154        9.927811      to       10.753312           5,185,311
MFS(R) HIGH YIELD PORTFOLIO+
 2013                               5,186,327       10.422041      to       10.526650          54,331,348
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2013                                  19,169       11.842252      to       11.910946             227,327
 2012                                   9,304       10.402073      to       10.488588              96,822
 2011                                   1,934        9.493620      to        9.506683              18,375
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2013                                   1,865       18.181762      to       18.260509              34,025
 2012                                   1,462       14.419749      to       14.419749              21,086
 2011                                   1,485       12.660099      to       12.660099              18,803
 2010                                   1,975       14.750428      to       15.280107              29,387
 2009                                   1,978       13.242298      to       13.663124              26,402
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2013                                  28,927       12.903287      to       15.196385             439,153
 2012                                  35,872        9.805179      to       11.593941             414,538
 2011                                  41,592        8.659900      to       10.280734             418,322
 2010                                  45,021       10.252747      to       10.708596             450,737
 2009                                  56,164        9.025173      to        9.379470             481,784
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2013                                  71,399       13.788918      to       14.176061           1,005,774
 2012                                  89,954       11.271579      to       11.522602           1,029,040
 2011                                  11,186       10.219931      to       10.328117             115,017
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2013                                   3,079       10.073973      to       10.073973              31,013
UIF GROWTH PORTFOLIO+
 2013                                  21,059       13.016247      to       13.109696             275,252
UIF MID CAP GROWTH PORTFOLIO
 2013                                 148,044       16.207149      to       25.882254           2,321,328
 2012                                 181,860       11.888928      to       19.340060           2,105,964
 2011                                 245,325       11.052068      to       18.314240           2,662,967
 2010                                 228,605       12.007960      to       20.269856           2,711,084
 2009                                 211,783        9.155877      to       15.743768           1,923,240
INVESCO V.I. AMERICAN VALUE
 FUND+
 2013                                  66,877       14.878459      to       16.332597           1,067,146
 2012                                  69,297       12.298679      to       19.252196             836,670
 2011                                  71,387        9.964752      to       10.594517             743,637
 2010                                  89,684       10.128192      to       10.597346             939,652
 2009                                  86,325        8.495059      to        8.747530             751,663

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
 2013                           0.85%     to       2.50%      0.32%     to       0.33%      29.02%     to       31.17%
 2012                           0.85%     to       2.50%      0.40%     to       0.77%      14.38%     to       16.28%
 2011                           0.85%     to       2.50%      0.88%     to       1.02%      (2.91)%    to       (1.29)%
 2010                           0.85%     to       2.50%      0.91%     to       1.00%      13.04%     to       14.92%
 2009                           0.85%     to       2.50%      1.47%     to       1.50%      27.32%     to       29.44%
MFS(R) HIGH YIELD PORTFOLIO+
 2013                           0.85%     to       2.80%      2.42%     to       2.42%       4.22%     to        5.27%
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2013                           0.50%     to       0.75%      1.07%     to       1.86%      13.56%     to       13.85%
 2012                           0.50%     to       0.75%      1.64%     to       1.88%       9.15%     to        9.42%
 2011                           0.50%     to       0.65%      3.80%     to       4.01%      (5.06)%    to       (4.93)%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2013                           2.00%     to       2.45%      0.34%     to       0.36%      26.64%     to       27.21%
 2012                           2.45%     to       2.45%      1.05%     to       1.05%      11.84%     to       11.84%
 2011                           2.05%     to       2.05%      1.14%     to       1.14%     (14.17)%    to      (14.17)%
 2010                           1.65%     to       2.05%      3.11%     to       3.12%       8.97%     to        9.41%
 2009                           1.65%     to       2.05%      0.16%     to       0.16%      30.01%     to       30.54%
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2013                           1.75%     to       2.15%      0.49%     to       0.70%      31.07%     to       31.60%
 2012                           1.75%     to       2.15%      0.87%     to       1.42%      12.77%     to       13.23%
 2011                           1.75%     to       2.15%      0.87%     to       0.87%       0.27%     to        0.68%
 2010                           1.65%     to       2.15%      1.11%     to       1.13%      13.03%     to       13.60%
 2009                           1.65%     to       2.15%      0.01%     to       0.01%      23.50%     to       24.11%
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2013                           0.50%     to       1.45%      1.69%     to       1.71%      22.33%     to       23.50%
 2012                           0.30%     to       1.45%      2.06%     to       2.40%      10.29%     to       11.57%
 2011                           0.30%     to       1.45%      0.49%     to       1.67%       2.20%     to        3.28%
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2013                           1.70%     to       1.70%        --      to         --        0.74%     to        0.74%
UIF GROWTH PORTFOLIO+
 2013                           1.35%     to       2.75%        --      to         --       30.16%     to       31.10%
UIF MID CAP GROWTH PORTFOLIO
 2013                           0.85%     to       2.70%      0.22%     to       0.25%      33.83%     to       36.32%
 2012                           0.85%     to       2.70%        --      to         --        5.60%     to        7.57%
 2011                           0.85%     to       2.70%      0.23%     to       0.23%      (9.65)%    to       (7.96)%
 2010                           0.85%     to       2.70%        --      to         --       28.75%     to       31.15%
 2009                           0.85%     to       2.70%        --      to         --       53.18%     to       56.04%
INVESCO V.I. AMERICAN VALUE
 FUND+
 2013                           0.85%     to       2.45%      0.53%     to       0.55%      30.69%     to       32.80%
 2012                           0.85%     to       2.40%      0.65%     to       0.65%      14.30%     to       16.09%
 2011                           0.85%     to       2.45%      0.28%     to       0.61%      (1.61)%    to       (0.03)%
 2010                           0.85%     to       2.45%      0.87%     to       0.88%      19.23%     to       21.15%
 2009                           0.85%     to       2.45%      1.11%     to       1.14%      35.80%     to       37.98%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2013                                  18,343      $14.607207      to      $16.020231            $283,325
 2012                                  15,178       10.870781      to       11.821534             171,993
 2011                                  13,573       10.267063      to       11.070503             144,190
 2010                                   1,983       11.168445      to       12.088848              23,302
 2009                                   1,666        8.644265      to        9.249819              15,201
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2013                                  68,704       13.052518      to       13.419051             919,749
 2012                                  95,996        9.927679      to       10.148832             972,985
 2011                                  12,142        8.869117      to        8.963072             108,335
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 2013                               4,258,552        1.832327      to       17.650526           8,926,475
 2012                               5,438,166        1.548002      to       15.076473           9,036,590
 2011                               6,617,853        1.338641      to       13.181602           9,146,485
 2010                               8,705,757        1.624525      to       16.190644          14,070,397
 2009                              10,858,761        1.361070      to        1.452890          15,386,774
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND
 2013                               4,398,189        1.708462      to       20.396784           8,678,906
 2012                               5,949,085        1.258311      to       15.188400           7,799,396
 2011                               7,287,366        1.142364      to       13.941301           8,462,648
 2010                               9,575,924        1.193073      to       14.736564          11,249,183
 2009                              11,489,193        1.022174      to       12.772817          11,487,598
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND
 2013                               2,523,886        1.295289      to        1.423392           3,713,728
 2012                               3,289,299        1.123871      to        1.225172           3,985,657
 2011                               4,008,963        1.019491      to        1.102523           4,299,557
 2010                               3,829,738        1.054243      to        1.131020           4,207,927
 2009                               4,515,328        0.952958      to        1.014216           4,470,805
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND
 2013                               3,769,794        1.668349      to       20.123240           7,084,761
 2012                               4,898,196        1.251027      to       15.248518           6,709,942
 2011                               6,334,997        1.133734      to       13.964689           7,494,012
 2010                               8,292,114        1.184433      to       14.743215           9,759,600
 2009                              10,752,733        0.931266      to        0.991159          10,373,899
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY FUND
 2013                                 938,655        2.159184      to       18.819243           2,218,996
 2012                               1,144,242        1.541885      to       13.580451           1,872,420
 2011                               1,543,365        1.408027      to       12.532397           2,187,763
 2010                               2,082,800        1.510522      to        1.626198           3,298,915
 2009                               2,568,897        1.319720      to        1.408758           3,525,414
COLUMBIA VARIABLE PORTFOLIO
 -- DIVIDEND OPPORTUNITY FUND
 2013                                 844,488       11.711566      to       12.060362          10,069,242
 2012                               1,030,694        9.497019      to        9.672993           9,901,448
 2011                               1,191,510        8.559404      to        8.622664          10,246,502
COLUMBIA VARIABLE PORTFOLIO
 -- INCOME OPPORTUNITIES
 FUND+
 2013                                 895,545       10.093976      to       10.177068           9,087,876

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2013                           1.35%     to       2.20%      0.06%     to       0.06%      34.37%     to       35.52%
 2012                           1.35%     to       2.20%        --      to         --        5.88%     to        6.78%
 2011                           1.35%     to       2.20%      0.14%     to       0.16%      (9.20)%    to       (8.42)%
 2010                           1.35%     to       2.50%        --      to         --       29.20%     to       30.69%
 2009                           1.35%     to       2.50%        --      to         --       56.09%     to       57.89%
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2013                           0.50%     to       1.45%        --      to         --       31.48%     to       32.73%
 2012                           0.30%     to       1.45%      0.62%     to       0.76%      11.94%     to       13.23%
 2011                           0.30%     to       1.45%      0.26%     to       0.82%     (11.31)%    to      (10.37)%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 2013                           1.70%     to       2.80%      0.42%     to       0.44%      17.07%     to       18.37%
 2012                           1.70%     to       2.80%      0.94%     to       0.98%      14.38%     to       15.64%
 2011                           1.70%     to       2.80%      0.81%     to       0.84%     (18.50)%    to      (17.60)%
 2010                           1.70%     to       2.75%      0.68%     to       0.70%      10.65%     to       11.81%
 2009                           1.70%     to       2.55%      1.87%     to       1.90%      34.48%     to       35.62%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND
 2013                           1.70%     to       2.80%      0.41%     to       0.43%      34.29%     to       35.77%
 2012                           1.70%     to       2.80%      0.36%     to       0.36%       8.95%     to       10.15%
 2011                           1.70%     to       2.80%      0.44%     to       0.45%      (5.30)%    to       (4.25)%
 2010                           1.70%     to       2.75%      0.44%     to       0.44%      15.50%     to       16.72%
 2009                           1.70%     to       2.65%      0.65%     to       0.65%      25.31%     to       26.51%
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND
 2013                           1.70%     to       2.50%      2.39%     to       2.43%      15.25%     to       16.18%
 2012                           1.70%     to       2.50%      2.14%     to       2.22%      10.24%     to       11.12%
 2011                           1.70%     to       2.50%      2.23%     to       2.61%      (3.30)%    to       (2.52)%
 2010                           1.70%     to       2.50%      2.46%     to       2.66%      10.63%     to       11.52%
 2009                           1.70%     to       2.50%      4.00%     to       4.10%      20.94%     to       21.91%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND
 2013                           1.70%     to       2.75%      0.23%     to       0.24%      31.97%     to       33.36%
 2012                           1.70%     to       2.75%      0.68%     to       1.02%       9.19%     to       10.35%
 2011                           1.70%     to       2.75%      0.29%     to       0.55%      (5.28)%    to       (4.28)%
 2010                           1.70%     to       2.75%      0.12%     to       0.12%      18.25%     to       19.50%
 2009                           1.70%     to       2.50%      0.75%     to       0.75%      23.54%     to       24.53%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY FUND
 2013                           1.70%     to       2.75%      0.44%     to       0.46%      38.58%     to       40.04%
 2012                           1.70%     to       2.75%        --      to         --        8.36%     to        9.51%
 2011                           1.70%     to       2.75%        --      to         --      (14.32)%    to      (13.42)%
 2010                           1.70%     to       2.55%        --      to         --       14.46%     to       15.44%
 2009                           1.70%     to       2.55%      0.11%     to       0.12%      23.87%     to       24.93%
COLUMBIA VARIABLE PORTFOLIO
 -- DIVIDEND OPPORTUNITY FUND
 2013                           1.70%     to       2.80%        --      to         --       23.32%     to       24.68%
 2012                           1.70%     to       2.80%        --      to         --       10.95%     to       12.18%
 2011                           1.70%     to       2.80%        --      to         --      (14.41)%    to      (13.77)%
COLUMBIA VARIABLE PORTFOLIO
 -- INCOME OPPORTUNITIES
 FUND+
 2013                           1.70%     to       2.75%      5.48%     to       6.18%       0.94%     to        1.77%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH
 OPPORTUNITY FUND+
 2013                                 828,931      $11.966406      to      $12.064865          $9,966,805
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2013                                  54,304       12.104780      to       12.981843             697,834
 2012                                  47,922        9.584110      to       10.156114             482,974
 2011                                  48,184        8.630210      to        9.036227             432,758
 2010                                  58,598        8.967505      to        9.277378             540,945
 2009                                  64,396        8.420109      to        8.607140             551,924
OPPENHEIMER GLOBAL FUND/ VA+
 2013                                 530,619       14.259651      to       21.071035           7,345,651
 2012                                 619,524       11.324646      to       17.046140           6,806,454
 2011                                 724,077        9.442914      to       14.478898           6,664,682
 2010                                 783,025       10.411249      to       16.261862           7,996,757
 2009                                 820,080        9.075111      to       14.439532           7,342,105
OPPENHEIMER MAIN STREET
 FUND(R) /VA
 2013                                  89,501       14.374844      to       20.901096           1,276,256
 2012                                 100,874       11.073999      to       16.287648           1,110,299
 2011                                 106,383        9.616108      to       14.306888           1,021,065
 2010                                 118,111        9.767795      to       14.700706           1,153,987
 2009                                 107,960        8.539296      to       13.000404             922,344
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA+
 2013                                 380,278       17.702586      to       25.663354           6,526,667
 2012                                 480,151       12.696051      to       18.748471           5,931,035
 2011                                 562,694       10.881609      to       16.368904           5,999,393
 2010                                 610,439       11.242391      to       17.227479           6,773,021
 2009                                 641,212        9.213986      to       14.382713           5,861,068
OPPENHEIMER EQUITY INCOME
 FUND/VA+
 2013                                  19,970       11.882762      to       12.743814             251,413
 2012                                  18,599        9.461400      to       10.026112             184,136
 2011                                  21,369        8.573920      to        8.977327             190,149
 2010                                  19,823        9.199060      to        9.516918             187,255
 2009                                  15,324        8.211525      to        8.393926             127,745
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2013                               1,465,125       13.946422      to       18.579157          20,076,797
 2012                               1,730,044       13.046179      to       17.704317          23,058,536
 2011                               1,704,081       11.797815      to       16.309098          20,344,537
 2010                               1,770,887       12.287807      to       17.303702          21,958,810
 2009                               1,716,065       10.999008      to       15.777861          18,736,189
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2013                                  62,065       13.717537      to       19.524199             996,265
 2012                                 163,959       10.968758      to       11.624156           2,453,434
 2011                                  64,051        9.843114      to       10.306896             702,368
 2010                                  55,503       10.129787      to       10.480475             627,010
 2009                                  34,566        9.051288      to        9.253044             316,761
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2013                                  25,866        9.589137      to       16.603933             244,253
 2012                                  26,718        7.944968      to       13.902110             209,457
 2011                                  34,887        6.610214      to       11.688567             227,998
 2010                                  10,499        7.567555      to        7.763364              80,957
 2009                                  10,071        7.217723      to        7.338204              73,361

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH
 OPPORTUNITY FUND+
 2013                           1.70%     to       2.75%        --      to         --       19.66%     to       20.65%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2013                           1.25%     to       2.45%      0.74%     to       0.75%      26.30%     to       27.82%
 2012                           1.25%     to       2.45%      0.40%     to       0.40%      11.05%     to       12.39%
 2011                           1.25%     to       2.45%      0.11%     to       0.11%      (3.76)%    to       (2.60)%
 2010                           1.25%     to       2.45%        --      to         --        6.50%     to        7.79%
 2009                           1.25%     to       2.45%      0.01%     to       0.01%      40.67%     to       42.36%
OPPENHEIMER GLOBAL FUND/ VA+
 2013                           0.85%     to       2.70%      1.15%     to       1.17%      23.61%     to       25.92%
 2012                           0.85%     to       2.70%      1.89%     to       1.92%      17.73%     to       19.93%
 2011                           0.85%     to       2.70%      0.86%     to       1.05%     (10.96)%    to       (9.30)%
 2010                           0.85%     to       2.70%      1.08%     to       1.20%      12.62%     to       14.72%
 2009                           0.85%     to       2.70%      1.89%     to       1.89%      35.65%     to       38.18%
OPPENHEIMER MAIN STREET
 FUND(R) /VA
 2013                           1.25%     to       2.40%      0.85%     to       0.87%      28.32%     to       29.81%
 2012                           1.25%     to       2.40%      0.66%     to       0.66%      13.84%     to       15.16%
 2011                           1.25%     to       2.40%      0.57%     to       0.58%      (2.68)%    to       (1.55)%
 2010                           1.25%     to       2.40%      0.72%     to       0.86%      13.08%     to       14.39%
 2009                           1.25%     to       2.40%      1.21%     to       1.21%      24.96%     to       26.41%
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA+
 2013                           0.85%     to       2.70%      0.64%     to       0.71%      36.88%     to       39.43%
 2012                           0.85%     to       2.70%      0.33%     to       0.33%      14.54%     to       16.67%
 2011                           0.85%     to       2.70%      0.38%     to       0.40%      (4.98)%    to       (3.21)%
 2010                           0.85%     to       2.70%      0.26%     to       0.42%      19.78%     to       22.01%
 2009                           0.85%     to       2.70%      0.45%     to       0.45%      33.24%     to       35.73%
OPPENHEIMER EQUITY INCOME
 FUND/VA+
 2013                           1.25%     to       2.45%      1.15%     to       1.17%      25.59%     to       27.11%
 2012                           1.25%     to       2.45%      1.13%     to       1.22%      10.35%     to       11.68%
 2011                           1.25%     to       2.45%      0.88%     to       0.91%      (6.80)%    to       (5.67)%
 2010                           1.25%     to       2.45%      0.84%     to       0.89%      12.03%     to       13.38%
 2009                           1.25%     to       2.45%      0.34%     to       1.04%      29.37%     to       30.93%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2013                           0.85%     to       2.70%      3.08%     to       3.24%       4.94%     to        6.90%
 2012                           0.85%     to       2.70%      5.51%     to       5.85%       8.55%     to       10.58%
 2011                           0.85%     to       2.70%      9.09%     to       9.70%      (5.75)%    to       (3.99)%
 2010                           0.85%     to       2.70%     15.21%     to      15.63%       9.67%     to       11.72%
 2009                           0.85%     to       2.70%      2.13%     to       3.89%      51.22%     to       54.04%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2013                           1.25%     to       2.40%      2.21%     to       2.49%      16.66%     to       18.01%
 2012                           1.25%     to       2.45%      0.73%     to       0.73%      11.44%     to       12.78%
 2011                           1.25%     to       2.45%      3.67%     to       4.35%      (2.83)%    to       (1.66)%
 2010                           1.25%     to       2.45%      5.42%     to       5.50%      11.92%     to       13.27%
 2009                           1.25%     to       2.45%      5.82%     to       5.93%      31.94%     to       33.53%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2013                           1.25%     to       2.30%      2.39%     to       2.52%      19.43%     to       20.69%
 2012                           1.25%     to       2.30%      2.97%     to       3.01%      18.94%     to       20.19%
 2011                           1.25%     to       2.30%      1.16%     to       2.55%     (15.75)%    to      (14.85)%
 2010                           1.25%     to       2.15%      2.15%     to       7.70%       4.85%     to        5.79%
 2009                           1.25%     to       2.15%        --      to         --       23.51%     to       24.62%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2013                                  53,270       $9.446836      to      $10.162125            $576,510
 2012                                  44,962        7.562887      to        8.034559             351,891
 2011                                  45,155        6.360315      to        6.673092             295,074
 2010                                  37,709        7.851160      to        8.134685             301,731
 2009                                  38,166        7.316213      to        7.486362             282,525
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                                 115,178       14.966864      to       16.053056           2,440,595
 2012                                 124,851       11.643282      to       18.038393           2,037,385
 2011                                 150,277       10.034835      to       15.726231           2,223,226
 2010                                  27,671       10.665254      to       16.907758             310,558
 2009                                  21,205        8.431222      to        8.571990             179,698
PUTNAM VT VOYAGER FUND
 2013                                 128,572       14.359054      to       20.464635           2,471,029
 2012                                 177,838       10.136459      to       14.310109           2,352,712
 2011                                  55,647        9.580455      to       12.590426             690,523
 2010                                     729       15.402708      to       15.402708              11,236
JPMORGAN INSURANCE TRUST CORE
 BONDPORTFOLIO --1
 2013                               4,840,343       12.040964      to       12.217394          65,170,524
 2012                               5,902,959       12.517433      to       12.555596          82,006,190
 2011                               6,560,815       12.069936      to       12.172408          87,932,368
 2010                               7,135,061       11.373639      to       11.602833          90,515,342
 2009                               7,636,323       10.542935      to       10.879732          90,092,930
JPMORGAN INSURANCE TRUST U.S.
 EQUITY PORTFOLIO --1
 2013                                 369,037       19.243071      to       21.738466           7,175,293
 2012                                 502,862       14.318621      to       16.345889           7,260,683
 2011                                 679,912       12.336241      to       14.231411           8,437,083
 2010                                 755,738       12.741866      to       14.854531           9,668,261
 2009                                 791,608       11.371303      to       13.396659           9,070,657
JPMORGAN INSURANCE TRUST
 INTREPIDMID CAP PORTFOLIO --
 1
 2013                                 430,868       16.193109      to       24.610629           9,333,904
 2012                                 550,950       11.662724      to       17.929904           8,595,927
 2011                                 666,974       10.169123      to       15.814407           9,039,740
 2010                                 725,896       10.456407      to       16.449289          10,115,535
 2009                                 799,238        8.858494      to       14.096719           9,463,584
JPMORGAN INSURANCE TRUST
 EQUITYINDEX PORTFOLIO --1
 2013                               1,703,138       16.978062      to       20.244403          28,564,902
 2012                               2,252,854       13.055281      to       15.731000          29,044,210
 2011                               3,129,081       11.449213      to       13.941314          35,349,975
 2010                               3,531,055       11.410038      to       14.040281          39,745,472
 2009                               3,962,721        8.543247      to       12.570344          39,558,492
JPMORGAN INSURANCE TRUST
 INTREPIDGROWTH PORTFOLIO --
 1
 2013                                 208,638       17.386185      to       22.674488           3,692,191
 2012                                 264,863       13.104748      to       17.270884           3,513,548
 2011                                 315,544       11.420794      to       15.210382           3,633,009
 2010                                 343,848       10.767758      to       11.365424           3,936,629
 2009                                 380,646        9.476105      to        9.922386           3,798,663

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2013                           1.25%     to       2.50%      1.41%     to       1.71%      24.91%     to       26.48%
 2012                           1.25%     to       2.50%      2.01%     to       2.16%      18.91%     to       20.40%
 2011                           1.25%     to       2.50%      3.01%     to       3.26%     (18.99)%    to      (17.97)%
 2010                           1.25%     to       2.50%      2.15%     to       3.50%       7.31%     to        8.66%
 2009                           1.25%     to       2.50%        --      to         --       21.56%     to       23.09%
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                           1.25%     to       2.45%      0.65%     to       0.75%      36.23%     to       37.87%
 2012                           1.25%     to       2.40%      0.44%     to       0.63%      14.70%     to       16.03%
 2011                           1.25%     to       2.40%      0.04%     to       0.55%      (6.99)%    to       (5.91)%
 2010                           1.25%     to       2.40%      0.28%     to       0.28%      23.00%     to       24.42%
 2009                           1.25%     to       2.15%      1.14%     to       1.76%      28.73%     to       29.90%
PUTNAM VT VOYAGER FUND
 2013                           0.50%     to       1.45%      1.02%     to       1.14%      41.66%     to       43.01%
 2012                           0.50%     to       1.45%      0.16%     to       0.36%      12.58%     to       13.66%
 2011                           0.50%     to       1.00%        --      to         --      (18.26)%    to       (4.20)%
 2010                           0.50%     to       0.50%        --      to         --       20.20%     to       20.20%
JPMORGAN INSURANCE TRUST CORE
 BONDPORTFOLIO --1
 2013                           1.25%     to       2.40%      4.55%     to       4.62%      (3.81)%    to       (2.69)%
 2012                           1.25%     to       2.40%      4.47%     to       5.04%       2.83%     to        4.02%
 2011                           1.25%     to       2.40%      5.34%     to       5.68%       4.91%     to        6.12%
 2010                           1.25%     to       2.40%      3.63%     to       4.13%       6.65%     to        7.88%
 2009                           1.25%     to       2.40%      6.71%     to       6.71%       7.05%     to        8.28%
JPMORGAN INSURANCE TRUST U.S.
 EQUITY PORTFOLIO --1
 2013                           1.35%     to       2.40%      1.21%     to       1.33%      32.99%     to       34.39%
 2012                           1.35%     to       2.40%      1.46%     to       1.50%      14.86%     to       16.07%
 2011                           1.35%     to       2.40%      1.18%     to       1.19%      (4.19)%    to       (3.18)%
 2010                           1.35%     to       2.40%      0.86%     to       0.91%      10.88%     to       12.05%
 2009                           1.35%     to       2.40%      2.78%     to       2.78%      30.51%     to       31.89%
JPMORGAN INSURANCE TRUST
 INTREPIDMID CAP PORTFOLIO --
 1
 2013                           1.25%     to       2.40%      1.02%     to       1.05%      37.26%     to       38.84%
 2012                           1.25%     to       2.40%      0.64%     to       0.74%      13.38%     to       14.69%
 2011                           1.25%     to       2.40%      0.79%     to       0.84%      (3.86)%    to       (2.75)%
 2010                           1.25%     to       2.40%      1.33%     to       1.56%      16.69%     to       18.04%
 2009                           1.25%     to       2.40%      1.67%     to       1.67%      32.45%     to       33.98%
JPMORGAN INSURANCE TRUST
 EQUITYINDEX PORTFOLIO --1
 2013                           1.35%     to       2.40%      1.97%     to       2.00%      28.69%     to       30.05%
 2012                           1.35%     to       2.40%      1.80%     to       1.88%      12.84%     to       14.03%
 2011                           1.35%     to       2.40%      1.63%     to       1.73%      (0.70)%    to        0.34%
 2010                           1.35%     to       2.40%      2.10%     to       2.21%      11.69%     to       12.87%
 2009                           1.25%     to       2.40%      3.49%     to       3.49%      23.44%     to       24.87%
JPMORGAN INSURANCE TRUST
 INTREPIDGROWTH PORTFOLIO --
 1
 2013                           1.35%     to       2.40%      1.08%     to       1.17%      31.29%     to       32.67%
 2012                           1.35%     to       2.40%      0.61%     to       0.71%      13.55%     to       14.74%
 2011                           1.35%     to       2.40%        --      to       0.99%      (0.56)%    to        0.49%
 2010                           1.35%     to       2.15%      0.91%     to       0.93%      13.63%     to       14.54%
 2009                           1.35%     to       2.15%      0.80%     to       0.81%      31.47%     to       32.52%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST MID
 CAP GROWTH PORTFOLIO -- 1
 2013                                 407,202      $16.673070      to      $25.766370          $8,612,429
 2012                                 558,702       11.780980      to       18.416365           8,359,518
 2011                                 764,849       10.273998      to       16.246268           9,980,892
 2010                                 840,976       11.084997      to       17.731483          11,817,527
 2009                                 953,831        8.934347      to       14.456538          10,825,577
JPMORGAN INSURANCE TRUST MID
 CAP VALUE PORTFOLIO -- 1
 2013                                 284,535       16.705994      to       24.314080           6,014,616
 2012                                 380,569       12.785886      to       18.823628           6,104,691
 2011                                 534,703       10.755075      to       16.016848           7,226,664
 2010                                 637,406       10.660006      to       16.058899           8,545,963
 2009                                 684,371        8.743408      to       13.323919           7,538,425
PUTNAM VT EQUITY INCOME FUND
 2013                                   3,045       16.413133      to       21.237933              63,117
 2012                                   1,759       12.488476      to       16.119278              27,304
 2011                                  31,532       13.527879      to       13.578750             426,630
PIMCO ALL ASSET PORTFOLIO
 2013                                  14,599       11.169440      to       11.482988             166,670
 2012                                  14,671       11.320194      to       11.527936             168,501
 2011                                  11,281       10.077613      to       10.091449             113,692
PIMCO EQS PATHFINDER
 PORTFOLIO
 2013                                  65,531       11.939466      to       12.274554             799,977
 2012                                  81,722       10.162951      to       10.389198             844,011
 2011                                  10,173        9.393438      to        9.492820              96,134
PIMCO GLOBAL MULTI-ASSET
 PORTFOLIO
 2013                                   1,287        9.422341      to        9.422341              12,126
 2012                                   1,186       10.381024      to       10.381024              12,313
JENNISON 20/20 FOCUS
 PORTFOLIO
 2013                                  38,613        1.864812      to       19.717593             144,028
 2012                                  44,545        1.470740      to       15.458007             131,830
 2011                                  55,847        1.337415      to       14.171464             150,201
 2010                                  52,103        1.449157      to       15.049554             183,943
 2009                                  82,102        1.361803      to       14.215046             259,027
JENNISON PORTFOLIO
 2013                                  70,640        1.333306      to       10.495963             171,440
 2012                                  84,498        0.995530      to        7.762953             179,421
 2011                                 101,969        0.880678      to        6.802469             196,196
 2010                                 155,499        0.902404      to        6.904393             295,574
 2009                                 184,747        0.828961      to        6.282479             358,668
PRUDENTIAL VALUE PORTFOLIO
 2013                                  44,030        1.571987      to        1.710270              73,096
 2012                                  66,136        1.211291      to        1.308669              84,945
 2011                                  67,140        1.083787      to        1.162753              76,221
 2010                                  73,378        1.176021      to        1.252920              89,904
 2009                                 224,107        1.040455      to        1.120566             237,711

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST MID
 CAP GROWTH PORTFOLIO -- 1
 2013                           1.25%     to       2.40%      0.06%     to       0.06%      39.91%     to       41.53%
 2012                           1.25%     to       2.40%        --      to         --       13.36%     to       14.67%
 2011                           1.25%     to       2.40%        --      to         --       (8.38)%    to       (7.32)%
 2010                           1.25%     to       2.40%        --      to         --       22.65%     to       24.07%
 2009                           1.25%     to       2.40%        --      to         --       39.65%     to       41.27%
JPMORGAN INSURANCE TRUST MID
 CAP VALUE PORTFOLIO -- 1
 2013                           1.25%     to       2.40%      1.02%     to       1.12%      29.17%     to       30.66%
 2012                           1.25%     to       2.40%      1.04%     to       1.09%      17.52%     to       18.88%
 2011                           1.25%     to       2.40%      1.30%     to       1.33%      (0.26)%    to        0.89%
 2010                           1.25%     to       2.40%      1.13%     to       1.17%      20.53%     to       21.92%
 2009                           1.25%     to       2.40%      2.37%     to       2.37%      24.87%     to       26.31%
PUTNAM VT EQUITY INCOME FUND
 2013                           0.50%     to       0.75%      1.90%     to       1.91%      31.43%     to       31.75%
 2012                           0.50%     to       0.75%        --      to       2.23%      18.41%     to       18.71%
 2011                           0.50%     to       0.65%        --      to         --        1.26%     to        1.41%
PIMCO ALL ASSET PORTFOLIO
 2013                           0.50%     to       1.45%      4.50%     to       4.52%      (1.33)%    to       (0.39)%
 2012                           0.50%     to       1.45%      5.06%     to       5.89%      13.16%     to       14.23%
 2011                           0.50%     to       0.65%      3.87%     to       4.59%       0.78%     to        0.91%
PIMCO EQS PATHFINDER
 PORTFOLIO
 2013                           0.50%     to       1.45%      2.09%     to       2.19%      17.48%     to       18.60%
 2012                           0.30%     to       1.45%      0.83%     to       0.98%       8.19%     to        9.44%
 2011                           0.30%     to       1.45%      0.04%     to       0.12%      (6.07)%    to       (5.07)%
PIMCO GLOBAL MULTI-ASSET
 PORTFOLIO
 2013                           1.45%     to       1.45%      3.15%     to       3.15%      (9.23)%    to       (9.23)%
 2012                           1.45%     to       1.45%      3.07%     to       3.07%       7.21%     to        7.21%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2013                           1.40%     to       2.00%        --      to         --       26.79%     to       27.56%
 2012                           1.40%     to       2.00%        --      to         --        8.43%     to        9.08%
 2011                           1.40%     to       2.15%        --      to         --       (6.54)%    to       (5.83)%
 2010                           1.40%     to       2.00%        --      to         --        5.24%     to        5.87%
 2009                           1.40%     to       2.15%        --      to         --       54.06%     to       55.22%
JENNISON PORTFOLIO
 2013                           1.40%     to       2.35%        --      to         --       33.93%     to       35.21%
 2012                           1.40%     to       2.35%        --      to         --       13.04%     to       14.12%
 2011                           1.40%     to       2.35%        --      to         --       (2.41)%    to       (1.48)%
 2010                           1.40%     to       2.35%      0.02%     to       0.02%       8.86%     to        9.90%
 2009                           1.40%     to       2.35%      0.28%     to       0.29%      39.28%     to       40.60%
PRUDENTIAL VALUE PORTFOLIO
 2013                           1.40%     to       2.10%        --      to         --       29.78%     to       30.69%
 2012                           1.40%     to       2.10%      0.54%     to       0.55%      11.76%     to       12.55%
 2011                           1.40%     to       2.10%      0.52%     to       0.52%      (7.84)%    to       (7.20)%
 2010                           1.40%     to       2.10%      0.33%     to       0.33%      11.03%     to       11.81%
 2009                           1.40%     to       2.30%      1.65%     to       1.65%      38.18%     to       39.43%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                                  12,758       $1.142761      to       $1.217463             $15,201
 2012                                   4,448        0.982742      to        0.982742               4,371
 2011                                   4,451        0.821906      to        0.821906               3,658
 2010                                   6,429        0.989198      to        1.038159               6,456
 2009                                   6,449        0.885826      to        0.925036               5,791
CLEARBRIDGE VARIABLE EQUITY
 INCOME PORTFOLIO+
 2013                                   3,413       12.817744      to       12.817744              43,742
 2012                                   5,511       10.320951      to       10.320951              56,878
 2011                                   6,501        9.164549      to        9.164549              59,573
 2010                                   9,725        8.613643      to        8.613643              83,764
 2009                                  10,830        7.781013      to        7.781013              84,268
CLEARBRIDGE VARIABLE ALL CAP
 VALUE PORTFOLIO+
 2013                                  53,279       12.205160      to       12.370825             658,654
 2012                                  68,458        9.383529      to        9.491930             649,498
 2011                                  85,182        8.292692      to        8.371736             712,907
 2010                                 107,471        8.882732      to        9.050534             972,469
 2009                                 130,364        7.763991      to        7.871215           1,025,780
WESTERN ASSET VARIABLE GLOBAL
 HIGH YIELD BOND PORTFOLIO
 2013                                  25,701        2.228463      to        2.335447              59,494
 2012                                  25,904        2.134001      to        2.228629              57,261
 2011                                  30,330        1.835280      to        1.909972              57,558
 2010                                  43,306        1.836238      to        1.904292              82,118
 2009                                  42,808        1.626023      to        1.680391              71,655
CLEARBRIDGE VARIABLE LARGE
 CAP VALUE PORTFOLIO+
 2013                                 124,316        1.898638      to        1.939051             240,740
 2012                                 167,940        1.456722      to        1.485506             249,253
 2011                                 232,913        1.269877      to        1.293026             300,983
 2010                                 259,657        1.228844      to        1.249379             324,250
 2009                                 305,067        1.107607      to        1.157459             352,039
INVESCO V.I. GROWTH AND
 INCOME FUND+
 2013                                 119,603       14.608687      to       18.782197           1,807,129
 2012                                 136,154       11.014058      to       15.339500           1,553,672
 2011                                 148,159        9.714248      to       13.754203           1,504,906
 2010                                 157,652       10.023866      to       14.428775           1,685,931
 2009                                 144,345        9.010887      to       13.186444           1,404,925
INVESCO V.I. COMSTOCK FUND+
 2013                                  21,306       21.467646      to       22.731362             461,999
 2012                                  22,275       15.421242      to       16.984478             359,435
 2011                                  26,511       13.295328      to       14.475731             366,784
 2010                                  27,217       13.925507      to       14.988434             391,939
 2009                                  28,562       12.341037      to       13.131153             362,147
INVESCO V.I. AMERICAN
 FRANCHISE FUND+
 2013                               1,684,210       13.759971      to       14.509057          23,661,515
 2012                               2,308,545       10.092241      to       10.441741          23,600,563
 2011                               1,209,192        9.121149      to        9.222875          11,104,509
INVESCO V.I. MID CAP GROWTH
 FUND+
 2013                                 302,812       13.020689      to       13.482480           4,006,422
 2012                                 282,900        9.767694      to        9.924071           2,783,539

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                           1.40%     to       1.90%        --      to         --       16.28%     to       16.87%
 2012                           1.90%     to       1.90%        --      to         --       19.57%     to       19.57%
 2011                           1.90%     to       1.90%      0.45%     to       0.45%     (16.91)%    to      (16.91)%
 2010                           1.40%     to       1.90%      1.18%     to       1.18%      11.67%     to       12.23%
 2009                           1.40%     to       1.90%      1.29%     to       1.30%      33.87%     to       34.54%
CLEARBRIDGE VARIABLE EQUITY
 INCOME PORTFOLIO+
 2013                           1.40%     to       1.40%      1.49%     to       1.49%      24.19%     to       24.19%
 2012                           1.40%     to       1.40%      2.78%     to       2.78%      12.62%     to       12.62%
 2011                           1.40%     to       1.40%      2.75%     to       2.75%       6.40%     to        6.40%
 2010                           1.40%     to       1.40%      3.86%     to       3.86%      10.70%     to       10.70%
 2009                           1.40%     to       1.40%      3.33%     to       3.33%      21.20%     to       21.20%
CLEARBRIDGE VARIABLE ALL CAP
 VALUE PORTFOLIO+
 2013                           1.40%     to       1.60%      1.26%     to       1.43%      30.07%     to       30.33%
 2012                           1.40%     to       1.60%      1.57%     to       1.75%      13.15%     to       13.38%
 2011                           1.40%     to       1.60%      1.25%     to       1.37%      (7.68)%    to       (7.50)%
 2010                           1.40%     to       1.90%      0.19%     to       1.65%      14.41%     to       14.98%
 2009                           1.40%     to       1.90%      1.33%     to       1.33%      26.93%     to       27.56%
WESTERN ASSET VARIABLE GLOBAL
 HIGH YIELD BOND PORTFOLIO
 2013                           1.40%     to       1.75%      6.01%     to       6.02%       4.43%     to        4.79%
 2012                           1.40%     to       1.75%      6.42%     to       7.48%      16.28%     to       16.68%
 2011                           1.40%     to       1.75%      6.10%     to       7.94%      (0.05)%    to        0.30%
 2010                           1.40%     to       1.75%      8.95%     to       9.01%      12.93%     to       13.32%
 2009                           1.40%     to       1.75%      9.34%     to      10.84%      52.86%     to       53.40%
CLEARBRIDGE VARIABLE LARGE
 CAP VALUE PORTFOLIO+
 2013                           1.40%     to       1.55%      1.52%     to       1.69%      30.34%     to       30.53%
 2012                           1.40%     to       1.55%      2.04%     to       2.34%      14.71%     to       14.89%
 2011                           1.40%     to       1.55%      2.16%     to       2.27%       3.34%     to        3.49%
 2010                           1.40%     to       1.55%      2.85%     to       2.93%       7.78%     to        7.94%
 2009                           1.40%     to       1.90%      1.86%     to       1.93%      22.16%     to       22.77%
INVESCO V.I. GROWTH AND
 INCOME FUND+
 2013                           0.85%     to       2.75%      1.23%     to       1.29%      30.14%     to       32.64%
 2012                           0.85%     to       2.50%      1.31%     to       1.32%      11.53%     to       13.38%
 2011                           0.85%     to       2.50%      1.02%     to       1.03%      (4.68)%    to       (3.09)%
 2010                           0.85%     to       2.50%      0.10%     to       0.10%       9.42%     to       11.24%
 2009                           0.85%     to       2.50%      3.63%     to       3.72%      21.05%     to       23.06%
INVESCO V.I. COMSTOCK FUND+
 2013                           1.35%     to       2.75%      1.43%     to       1.46%      31.98%     to       33.84%
 2012                           1.35%     to       2.50%      1.49%     to       1.52%      15.99%     to       17.33%
 2011                           1.35%     to       2.50%      1.33%     to       1.35%      (4.53)%    to       (3.42)%
 2010                           1.35%     to       2.50%      0.13%     to       0.13%      12.84%     to       14.14%
 2009                           1.35%     to       2.50%      4.32%     to       4.33%      25.24%     to       26.69%
INVESCO V.I. AMERICAN
 FRANCHISE FUND+
 2013                           0.85%     to       2.75%      0.44%     to       0.47%      36.34%     to       38.95%
 2012                           0.85%     to       2.75%        --      to         --       10.65%     to       12.77%
 2011                           1.35%     to       2.75%        --      to         --       (8.79)%    to       (7.77)%
INVESCO V.I. MID CAP GROWTH
 FUND+
 2013                           0.85%     to       2.75%      0.40%     to       0.41%      33.30%     to       35.86%
 2012                           0.85%     to       2.75%        --      to         --       (2.32)%    to       (0.76)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                                   5,164       $1.725118      to      $17.684334             $22,832
 2012                                   5,180        1.461617      to       15.095876              20,222
 2011                                  10,126        1.248140      to        1.248140              12,638
 2010                               1,638,774        1.194023      to        1.194023           1,908,954
 2009                                  19,321        1.073635      to        1.073635              19,724
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                                  10,766        1.578072      to        1.578072              16,990
 2012                                  10,722        1.639407      to        1.639407              17,578
 2011                                   6,897        1.566088      to        1.566088              10,802
 2010                                   6,897        1.465421      to        1.465421              10,108
 2009                                   6,897        1.387455      to        1.387455               9,569
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                                  22,335        1.594447      to        1.691084              36,566
 2012                                  22,196        1.246468      to        1.315436              28,343
 2011                                  23,840        1.062802      to        1.116024              25,865
 2010                                  25,517        1.106480      to        1.156101              28,778
 2009                                  17,127        0.990225      to        1.029466              17,277
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                               1,080,926        1.074273      to        9.584438           1,533,961
 2012                               1,186,484        0.918360      to        1.668898           1,378,829
 2011                               1,533,104        0.828268      to        1.487983           1,536,435
 2010                               1,638,774        0.973781      to        1.729386           1,908,954
 2009                                  19,321        0.962713      to        0.962713              19,724
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                                 100,196       17.893814      to       18.376160           1,790,728
 2012                                 131,157       12.513990      to       12.903704           1,598,916
 2011                                 147,013       11.867818      to       12.085448           1,686,200
 2010                                 153,497       12.720756      to       12.793044           1,871,368
 2009                                   8,153        1.322620      to        1.356932              10,873
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2013                                     287       25.492367      to       25.492367               7,313
 2012                                     290       17.968169      to       17.968169               5,194
 2011                                     259       15.468782      to       15.468782               3,999
 2010                                     222       15.612951      to       15.612951               3,469
 2009                                     223       11.675368      to       11.675368               2,609
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                                 803,962       13.676754      to       14.756163          11,361,676
 2012                                 977,638       12.214883      to       12.892309          12,220,444
 2011                               1,219,642       10.975750      to       11.332506          13,567,829
 2010                               1,402,515       12.132226      to       12.253941          17,086,708
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                                 651,119       14.997820      to       15.790336          10,026,795
 2012                                 780,248       11.762364      to       12.114819           9,315,735
 2011                                 874,327       10.435015      to       10.513961           9,158,329

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                           1.35%     to       2.10%      1.64%     to       1.65%      17.15%     to       18.03%
 2012                           1.35%     to       2.10%      0.75%     to       0.75%      10.69%     to       11.52%
 2011                           1.85%     to       1.85%      3.15%     to       3.15%       4.53%     to        4.53%
 2010                           1.85%     to       1.85%      1.79%     to       1.79%      11.21%     to       11.21%
 2009                           1.85%     to       1.85%      2.06%     to       2.06%      13.34%     to       13.34%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                           1.35%     to       1.35%      1.25%     to       1.25%      (3.74)%    to       (3.74)%
 2012                           1.35%     to       1.35%      1.41%     to       1.41%       4.68%     to        4.68%
 2011                           1.35%     to       1.35%      2.67%     to       2.67%       6.87%     to        6.87%
 2010                           1.35%     to       1.35%      3.38%     to       3.38%       5.62%     to        5.62%
 2009                           1.35%     to       1.35%      4.51%     to       4.51%      10.52%     to       10.52%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                           1.35%     to       1.85%      1.02%     to       1.04%      27.92%     to       28.56%
 2012                           1.35%     to       1.85%      1.32%     to       1.35%      17.28%     to       17.87%
 2011                           1.35%     to       1.85%      0.54%     to       0.54%      (3.95)%    to       (3.47)%
 2010                           1.35%     to       1.85%      0.86%     to       0.86%      11.74%     to       12.30%
 2009                           1.35%     to       1.85%      2.03%     to       2.03%      14.72%     to       15.30%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                           1.25%     to       2.50%      2.31%     to       2.31%      16.98%     to       18.45%
 2012                           1.35%     to       2.50%      1.64%     to       1.67%      10.88%     to       12.16%
 2011                           1.35%     to       2.50%      0.65%     to       0.67%     (14.94)%    to      (13.96)%
 2010                           1.85%     to       1.85%        --      to         --       13.37%     to       13.90%
 2009                           1.85%     to       1.85%      3.15%     to       3.15%      10.59%     to       10.59%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                           0.65%     to       2.50%        --      to         --       46.84%     to       49.26%
 2012                           1.25%     to       2.50%        --      to         --        5.44%     to        6.77%
 2011                           1.25%     to       2.50%        --      to         --       (6.71)%    to       (5.53)%
 2010                           1.25%     to       2.50%        --      to         --       27.21%     to       27.93%
 2009                           1.55%     to       1.85%        --      to         --       49.85%     to       50.30%
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2013                           1.35%     to       1.35%      0.01%     to       0.01%      41.88%     to       41.88%
 2012                           1.35%     to       1.35%        --      to         --       16.16%     to       16.16%
 2011                           1.35%     to       1.35%        --      to         --       (0.92)%    to       (0.92)%
 2010                           1.35%     to       1.35%        --      to         --       33.73%     to       33.73%
 2009                           1.35%     to       1.35%        --      to         --       38.43%     to       38.43%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                           0.50%     to       2.70%      0.97%     to       0.98%      11.97%     to       14.46%
 2012                           0.50%     to       2.70%      1.15%     to       1.16%      11.29%     to       13.76%
 2011                           0.50%     to       2.70%      0.90%     to       1.08%      (9.53)%    to       (7.52)%
 2010                           0.50%     to       2.70%        --      to         --       21.32%     to       22.54%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                           0.50%     to       2.70%      0.43%     to       0.43%      27.51%     to       30.34%
 2012                           0.50%     to       2.70%      0.60%     to       0.60%      12.72%     to       15.23%
 2011                           0.50%     to       2.70%        --      to         --        4.35%     to        5.14%

    * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub- Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  *** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account Value) for various rider charges:

       Optional Death Benefit Charge maximum of 0.15%

       Earnings Protection Benefit Charge maximum of 0.20%

       Principal First Charge maximum of 0.75%

       Principal First Preferred Charge maximum of 0.20%

       MAV/EPB Death Benefit Charge maximum of 0.30%

       MAV 70 Death Benefit Charge maximum of 0.20%

       MAV Plus Charge maximum of 0.30%

       Maximum Anniversary Value III Charge maximum of 1.50%

       Liquidity feature Charge maximum of 0.50%

       MAV V Charge maximum of 1.50%

       MAV IV Charge maximum of 1.50%

       Legacy Lock Charge maximum of 1.50%

       Daily Lock Charge maximum of 2.50%

       Safety Plus Charge maximum of 2.50%

       Future 5 Charge maximum of 2.50%

       Future 6 Charge maximum of 2.50%

       Maximum Daily Value Charge maximum of 1.50%

       Return of Premium IV Charge maximum of 0.75%

       Return of Premium V Charge maximum of 0.75%

       Return of Premium III Charge maximum of 0.75%

       Return of Premium Death Benefit Charge maximum of 0.75%

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.  SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2013 and through the financial statement issuance date of March 28, 2014, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2013and 2012, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2013. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 28, 2014 (except for Note 20, as to which the date is April 25, 2014)

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
Fee income and other                   $1,462         $2,956         $3,183
Earned premiums                           184             93            244
Net investment income (loss):
 Securities available-for-sale and
  other                                 1,681          2,535          2,572
 Equity securities, trading                 2              1             --
                                     --------       --------       --------
Total net investment income             1,683          2,536          2,572
Net realized capital gains
 (losses):
 Total other-than-temporary
  impairment ("OTTI") losses              (54)          (293)          (196)
 OTTI losses recognized in other
  comprehensive income                      9             38             71
                                     --------       --------       --------
 Net OTTI losses recognized in
  earnings                                (45)          (255)          (125)
 Net realized capital gains on
  business dispositions                 1,561             --             --
 Net realized capital gains
  (losses), excluding net OTTI
  losses recognized in earnings        (1,190)        (1,226)            48
                                     --------       --------       --------
Total net realized capital gains
 (losses)                                 326         (1,481)           (77)
                                     --------       --------       --------
                     TOTAL REVENUES     3,655          4,104          5,922
BENEFITS, LOSSES AND EXPENSES
Benefits, loss and loss adjustment
 expenses                               1,758          2,900          3,108
Amortization of deferred policy
 acquisition costs and present
 value of future profits                  228            324            427
Insurance operating costs and other
 expenses                                (401)           268          2,507
Reinsurance loss on disposition,
 including reduction in goodwill of
 $250 and $61,
 respectively                           1,491             61             --
Dividends to policyholders                 18             20             17
                                     --------       --------       --------
TOTAL BENEFITS, LOSSES AND EXPENSES     3,094          3,573          6,059
      INCOME (LOSS) FROM CONTINUING
     OPERATIONS BEFORE INCOME TAXES       561            531           (137)
Income tax expense (benefit)               49             36           (323)
                                     --------       --------       --------
 INCOME FROM CONTINUING OPERATIONS,
                         NET OF TAX       512            495            186
Income (loss) from discontinued
 operations, net of tax                   (41)            61             58
                                     --------       --------       --------
                         NET INCOME       471            556            244
Net income attributable to the
 noncontrolling interest                    6              2             --
                                     --------       --------       --------
NET INCOME ATTRIBUTABLE TO HARTFORD
             LIFE INSURANCE COMPANY      $465           $554           $244
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                  DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
COMPREHENSIVE INCOME
Net income                               $471           $556           $244
                                     --------       --------       --------
Other comprehensive income (loss):
 Change in net unrealized gain/loss
  on securities                        (1,257)         1,120          1,174
 Change in net gain/loss on
  cash-flow hedging instruments          (179)          (110)           103
 Change in foreign currency
  translation adjustments                  23             24             (2)
                                     --------       --------       --------
 Total other comprehensive
  income/(loss)                        (1,413)         1,034          1,275
                                     --------       --------       --------
  Total comprehensive income/(loss)      (942)         1,590          1,519
  Less: Comprehensive income
   attributable to noncontrolling
   interest                                 6              2             --
                                     --------       --------       --------
  TOTAL COMPREHENSIVE INCOME/(LOSS)
      ATTRIBUTABLE TO HARTFORD LIFE
                  INSURANCE COMPANY     $(948)        $1,588         $1,519
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                        AS OF DECEMBER 31,
                                                      2013              2012
                                                       (IN MILLIONS, EXCEPT
                                                          FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
Investments:
Fixed maturities, available-for-sale, at fair          $28,163           $49,404
 value (amortized cost of $27,188 and $45,753)
 (includes variable interest entity assets, at
 fair value, of $12 and $89)
Fixed maturities, at fair value using the fair             791             1,010
 value option (includes variable interest entity
 assets, at fair value, of $131 and $132)
Equity securities, trading, at fair value (cost             12             1,847
 of $10 and $1,614)
Equity securities, available for sale, at fair             372               400
 value (cost of $362 and $408)
Mortgage loans (net of allowances for loan losses        3,470             4,935
 of $12 and $14)
Policy loans, at outstanding balance                     1,416             1,951
Limited partnership and other alternative                1,329             1,372
 investments (includes variable interest entity
 assets of $4 and $6)
Other investments                                          270               582
Short-term investments (includes variable                1,952             2,354
 interest entity assets, at fair value, of $3 as
 of December 31, 2013)
                                                   -----------       -----------
Total investments                                       37,775            63,855
Cash                                                       446             1,342
Premiums receivable and agents' balances                    33                58
Reinsurance recoverables                                19,794             2,893
Deferred policy acquisition costs and present              689             3,072
 value of future profits
Deferred income taxes, net                               2,110             1,557
Goodwill                                                    --               250
Other assets                                               994             1,306
Separate account assets                                140,874           141,558
                                                   -----------       -----------
                                     TOTAL ASSETS     $202,715          $215,891
                                                   -----------       -----------
LIABILITIES
Reserve for future policy benefits and unpaid          $12,874           $11,916
 losses and loss adjustment expenses
Other policyholder funds and benefits payable           36,856            40,501
Other policyholder funds and benefits payable --            --             1,837
 international unit-linked bonds and pension
 products
Consumer notes                                              84               161
Other liabilities (includes variable interest            3,788             9,535
 entity liabilities of $35 and $111)
Separate account liabilities                           140,874           141,558
                                                   -----------       -----------
                                TOTAL LIABILITIES      194,476           205,508
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
Common stock -- 1,000 shares authorized, issued              6                 6
 and outstanding, par value $5,690
Additional paid-in capital                               6,959             8,155
Accumulated other comprehensive income, net of             574             1,987
 tax
Retained earnings                                          700               235
                                                   -----------       -----------
                       TOTAL STOCKHOLDER'S EQUITY        8,239            10,383
                                                   -----------       -----------
       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $202,715          $215,891
                                                   -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                ACCUMULATED
                                                           ADDITIONAL              OTHER
                                          COMMON             PAID-IN           COMPREHENSIVE
                                           STOCK             CAPITAL           INCOME (LOSS)
                                                              (IN MILLIONS)
-------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2012                  $ 6              $ 8,155              $ 1,987
Capital contributions to parent              --               (1,196)
Dividends declared                           --
Net income                                   --
Change in noncontrolling interest
ownership                                    --
Total other comprehensive income             --                                    (1,413)
                                            ---                                   -------
            BALANCE, DECEMBER 31, 2013       $6               $6,959                 $574
                                            ---              -------              -------
BALANCE, DECEMBER 31, 2011                  $ 6              $ 8,271                $ 953
Capital contributions to parent              --                 (116)                  --
Net income                                   --                   --                   --
Change in noncontrolling interest            --                   --                   --
 ownership
Total other comprehensive income             --                   --                1,034
                                            ---              -------              -------
            BALANCE, DECEMBER 31, 2012       $6               $8,155               $1,987
                                            ---              -------              -------
BALANCE, DECEMBER 31, 2010                  $ 6              $ 8,265               $ (322)
Capital contributions from parent            --                    6                   --
Dividends declared                           --                   --                   --
Net income                                   --                   --                   --
Total other comprehensive income             --                   --                1,275
                                            ---              -------              -------
            BALANCE, DECEMBER 31, 2011       $6               $8,271                 $953
                                            ---              -------              -------


                                          RETAINED                                         TOTAL
                                          EARNINGS            NON-CONTROLLING          STOCKHOLDER'S
                                          (DEFICIT)              INTEREST                  EQUITY
                                                                (IN MILLIONS)
--------------------------------------  --------------------------------------------------------------
BALANCE, DECEMBER 31, 2012                  $ 235                   $ --                  $ 10,383
Capital contributions to parent                                                            (1,196)
Dividends declared                             --                                              --
Net income                                    465                      6                      471
Change in noncontrolling interest
ownership                                                             (6)                      (6)
Total other comprehensive income                                                           (1,413)
                                                                                          -------
            BALANCE, DECEMBER 31, 2013       $700                   $ --                   $8,239
                                            -----                  -----                  -------
BALANCE, DECEMBER 31, 2011                  $ (319)                 $ --                  $ 8,911
Capital contributions to parent                --                     --                     (116)
Net income                                    554                      2                      556
Change in noncontrolling interest              --                     (2)                      (2)
 ownership
Total other comprehensive income               --                     --                    1,034
                                            -----                  -----                  -------
            BALANCE, DECEMBER 31, 2012       $235                   $ --                  $10,383
                                            -----                  -----                  -------
BALANCE, DECEMBER 31, 2010                  $ (562)                 $ --                  $ 7,387
Capital contributions from parent              --                     --                        6
Dividends declared                             (1)                    --                       (1)
Net income                                    244                     --                      244
Total other comprehensive income               --                     --                    1,275
                                            -----                  -----                  -------
            BALANCE, DECEMBER 31, 2011      $(319)                  $ --                   $8,911
                                            -----                  -----                  -------

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
Net income                                471           $556           $244
ADJUSTMENTS TO RECONCILE NET
 INCOME(LOSS) TO NET CASH PROVIDED
 BY OPERATING ACTIVITIES
Amortization of deferred policy
 acquisition costs and present
 value of future profits                  228            359            474
Additions to deferred policy
 acquisition costs and present
 value of future profits                  (16)          (329)          (381)
Change in:
 Reserve for future policy benefits
  and unpaid losses and loss
  adjustment expenses                     230            (44)           252
 Reinsurance recoverables                (795)           (47)            57
 Receivables and other assets             (80)           158              9
 Payables and accruals                 (1,532)        (1,035)         2,402
 Accrued and deferred income taxes        589            392           (125)
Net realized capital (gains) losses      (678)         1,413              1
Net receipts (disbursements) from
 investment contracts related to
 policyholder funds --
 international unit-linked bonds
 and pension products                  (1,833)           (92)          (323)
Net (increase) decrease in equity
 securities, trading                    1,835            120            312
Goodwill Impairment                        --            149             --
Reinsurance loss on disposition         1,491             61             --
Depreciation and amortization              53            164            194
Other, net                               (328)           202           (108)
                                     --------       --------       --------
     NET CASH PROVIDED BY OPERATING
                         ACTIVITIES      (365)         2,027          3,008
INVESTING ACTIVITIES
Proceeds from the
 sale/maturity/prepayment of:
 Fixed maturities,
  available-for-sale                   19,206         23,759         19,801
 Fixed maturities, fair value
  option                                  322            283             37
 Equity securities,
  available-for-sale                       81            133            147
 Mortgage loans                           355            306            332
 Partnerships                             127            110            128
Payments for the purchase of:
 Fixed maturities and short-term
  investments, available-for-sale     (14,532)       (23,949)       (20,517)
 Fixed maturities, fair value
  option                                 (134)          (182)          (661)
 Equity securities,
  available-for-sale                      (79)           (97)          (230)
 Mortgage loans                          (177)        (1,056)        (1,246)
 Partnerships                             (99)          (417)          (436)
Proceeds from business sold               745             58             --
Change in derivatives, net             (1,900)        (2,275)           938
Change in policy loans, net                (7)             1            176
Change in short-term investments,
 net                                      363          1,404           (598)
Change in all other, net                  (20)            --              1
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               INVESTING ACTIVITIES     4,251         (1,922)        (2,128)
FINANCING ACTIVITIES
Deposits and other additions to
 investment and universal life-type
 contracts                              5,943         10,004         12,124
Withdrawals and other deductions
 from investment and universal
 life-type contracts                  (24,473)       (24,608)       (22,720)
Net transfers from (to) separate
 accounts related to investment and
 universal life-type contracts         16,978         13,196         10,439
Net (decrease) increase in
 securities loaned or sold under
 agreements to repurchase              (1,615)         1,615             --
Capital contributions (to) from
 parent                                (1,200)            --             --
Fee to recapture affiliate
 reinsurance                             (347)            --             --
Net repayments at maturity or
 settlement of consumer notes             (77)          (153)           (68)
                                     --------       --------       --------
    NET CASH (USED FOR) PROVIDED BY
               FINANCING ACTIVITIES    (4,791)            54           (225)
Foreign exchange rate effect on
 cash                                       9             --             (3)
Net increase (decrease) in cash          (896)           159            652
Cash -- beginning of year               1,342          1,183            531
                                     --------       --------       --------
CASH -- END OF YEAR                      $446         $1,342         $1,183
                                     --------       --------       --------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
Net cash paid (received) during the
 year for income taxes                   (181)          (395)          (105)
Noncash return of capital                  (4)          (126)            --
SUPPLEMENTAL DISCLOSURE OF NON-CASH
 INVESTING ACTIVITY
Conversion of fixed maturities,
 available-for-sale to equity
 securities, available-for-sale            --             43             --

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). Hartford Life, Inc., a Delaware corporation ("HLI") is the parent of HLA. The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). On December 12, 2013, the Company completed the sale of the U.K variable annuity business of Hartford Life International Limited ("HLIL"), an indirect wholly-owned subsidiary. As a result of this transaction, the operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations as further discussed in Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements. For further discussion of these and other such transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under Hartford Funds Management Group, Inc., also a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. The Company effected the reorganization by distributing certain Mutual Funds subsidiaries to HLA in the form of a return of capital effective December 31, 2012. The reorganization was accounted for by the Company as a transfer of net assets at book value between entities under common control.

In connection with the reorganization of the Mutual Funds business, investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012. Following the reorganization, Hartford Funds Management Company, LLC, an indirect subsidiary of HLI, will replace HL Investment Advisors, LLC as the investment advisor for The Hartford's mutual funds. The Mutual Funds reporting segment contributed less than 10% of the net income attributable to HLIC for the year ended December 31, 2012. The carrying value of the subsidiaries distributed was $203 and $116 as of December 31, 2012 and 2011, respectively. For further discussion of the reorganization of the Mutual Funds business, see Note 7 --Goodwill , Note 13 -- Transactions with Affiliates, and Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters (see Note 12). The related accounting policies are summarized in the Significant Accounting Policies section of this footnote unless indicated otherwise herein. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company currently conducts business in a single reporting segment comprised of business from the Company's U.S. annuity, international annuity, and institutional and private-placement life insurance businesses following the sale of the Retirement Plans and Individual Life businesses in January 2013. In addition, the Company no longer has a Mutual Funds reporting segment following the reorganization of its Mutual Funds business effective December 31, 2012. For further discussion of the Retirement Plans and Individual Life transactions, see
Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For further discussion of the reorganization of the Mutual Funds business, see the Basis of Presentation section of this footnote. The Company's determination that it operates in a single reporting segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 2%, 5% and 2% of the total life insurance policies as of December 31, 2013, 2012, and 2011, respectively. Dividends to policyholders were $18, $20 and $17 for the years ended December 31, 2013, 2012, and 2011, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FAIR VALUE

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"); fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; certain limited partnerships and other alternative investments; separate account assets and certain other liabilities. For further discussion of fair value, see Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Accumulated Other Comprehensive Income (Loss) ("AOCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value with changes in value recorded in realized capital gains and losses on the Company's Consolidated Statements of Operations. The equity investments associated with the variable annuity products are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income; however, the Company also uses investment fund accounting applied to a wholly-owned fund of funds. Recognition of income related to limited partnerships and other alternative investment is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2013, 2012 and 2011 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems bonds and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.

These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by investment and accounting professionals. The investment and accounting professionals will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, available-for-sale, dividends will be recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings; however, the Company also uses investment fund accounting applied to a wholly-owned fund of funds. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2013, 2012 and 2011.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of over-the-counter ("OTC") derivatives, including transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

During 2013, the Company began clearing interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in
Note 4 -- Investments and Derivative Instruments. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor's or counterparty's ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. These agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company's domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. The Company entered into two reinsurance transactions upon completion of the sales of its Retirement Plans and Individual Life businesses in January 2013. For further discussion of these transactions, see Note 2 -- Business Dispositions and Note 5 -- Reinsurance of Notes to Consolidated Financial Statements.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Deferred policy acquisition costs represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.

For life insurance products, the DAC asset, which includes the present value of future profits, related to most universal life-type contracts (primarily variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011 without applying information that has been learned since those periods, the Company prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable account value portion of variable annuity and variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

Other policyholder funds and benefits payable consist of non-variable account values associated with universal life-type contracts and investment contracts.

The Company has classified its fixed and variable annuities and universal life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2.  BUSINESS DISPOSITIONS

SALE OF HARTFORD LIFE INTERNATIONAL LIMITED ("HLIL")

On December 12, 2013, the Company completed the sale of HLIL, an indirect wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285. At closing, HLIL's sole asset was its subsidiary, Hartford Life Limited ("HLL"), a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The sale transaction resulted in an after-tax loss of $51 upon disposition in the year ended December 31, 2013. The operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations. For further information regarding discontinued operations, see Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The business sold included products and services to corporations pursuant to Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans. The sale was structured as a reinsurance transaction and resulted in an after-tax gain of $45 in the year ended December 31, 2013. The Company recognized $565 in reinsurance loss on disposition including a reduction in goodwill of $87, offset by $634 in realized capital gains for a $69 impact to income, pre-tax.

Upon closing, the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under an indemnity reinsurance arrangement. The reinsurance transaction does not extinguish the Company's primary liability on the insurance policies issued under the Retirement Plans business. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and recognized other non-cash decreases in assets totaling $100 relating to deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. The Company will continue to sell retirement plans during a transition period of 18-24 months and MassMutual will assume all expenses and risk for these sales through the reinsurance agreement.

For the years ended December 31, 2012 and 2011, Retirement Plans total revenue was $706 and $766, respectively and net income (loss) was $(39) and $3, respectively.

SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The business sold included variable universal life, universal life, and term life insurance. The sale was structured as a reinsurance transaction and resulted in a loss on business disposition consisting of a reinsurance loss partially offset by realized capital gains. In 2012, the Company recognized a reinsurance loss on business disposition of $61, pre-tax, which included a goodwill impairment of the same amount. For further information regarding the goodwill impairment, see
Note 7 -- Goodwill of Notes to Consolidated Financial Statements. Upon closing the Company recognized an additional reinsurance loss on disposition of $927, including a reduction in goodwill of $163 offset by realized capital gains of $927 for a $0 impact on income, pre-tax.

Upon closing, the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The reinsurance transaction does not extinguish the Company's primary liability under the Individual Life business. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and recognized other non-cash decreases in assets totaling $1.8 billion of deferred acquisition costs, deferred income taxes, goodwill and other assets, and other non-cash decreases in liabilities totaling $1.9 billion relating to other liabilities associated with the disposition. The Company will continue to sell life insurance products and riders during a transition period of 18-24 months and Prudential will assume all expenses and risk for these sales through the reinsurance agreement.

For the years ended December 31, 2012 and 2011, Individual Life total revenue was $1,303 and $1,300, respectively and net income was $21 and $85, respectively.

COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table presents invested assets transferred by the Company in connection with the sale of the Retirement Plans and Individual Life businesses in January 2013. In December 2012, the Company recognized intent-to-sell impairments of $173 and gains on derivatives hedging of $108 associated with the sale of these assets.

                                           AS OF DECEMBER 31,
                                                  2012
                                             CARRYING VALUE
--------------------------------------------------------------
Total fixed maturities, AFS, at fair
 value (amortized
 cost of $13,596) (1)                           $15,015
Equity securities, AFS, at fair value
 (cost of $27) (2)                                   28
Fixed maturities, at fair value using
 the FVO (3)                                         16
Mortgage loans (net of allowances for
 loan losses of $1)                               1,288
Policy loans, at outstanding balance                542
                                                -------
       TOTAL INVESTED ASSETS TRANSFERRED        $16,889
                                                -------

(1) The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).

(2) Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

(3) All equity securities transferred are included in level 2 of the fair value hierarchy.

(4) All FVO securities transferred are included in level 3 of the fair value hierarchy.

PURCHASE AGREEMENT WITH FORETHOUGHT FINANCIAL GROUP, INC.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company ceased the sale of such annuity policies and the reinsurance agreement terminated as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity.

SALE OF WOODBURY FINANCIAL SERVICES, INC.

On November 30, 2012, The Hartford completed the sale of Woodbury Financial Services, an indirect wholly-owned subsidiary, to AIG Advisor Group, a subsidiary of American International Group, Inc. The impact of the disposition of this business was not material to the Company's results of operations, financial position or liquidity.

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On July 13, 2012, The Hartford closed a sale transaction with Philadelphia Financial Group whereby Philadelphia Financial Group acquired certain assets used to administer the Company's private placement life insurance ("PPLI") businesses and will service the PPLI businesses. The Company retained certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Upon closing, the Company recorded a deferred gain of $61 after-tax, which will be amortized over the estimated life of the underlying insurance policies.

See Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements for the sale of certain subsidiaries that are being reported as discontinued operations.

3.  FAIR VALUE MEASUREMENTS

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Also included are limited partnerships and other alternative assets measured at fair value where an investment can be redeemed, or substantially redeemed, at the NAV at the measurement date or in the near-term, not to exceed 90 days; as well as, derivative instruments.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative securities, as well as limited partnerships and other alternative investments carried at fair value that cannot be redeemed in the near-term at the NAV. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. For the year ended December 31, 2013, transfers from Level 1 to Level 2 were $287, which represented previously on-the-run U.S. Treasury securities that are now off-the-run, and there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or are within illiquid markets.

The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and (liabilities) carried at fair value by hierarchy level.

                                                                              DECEMBER 31, 2013
                                                                  QUOTED PRICES              SIGNIFICANT           SIGNIFICANT
                                                                IN ACTIVE MARKETS            OBSERVABLE            UNOBSERVABLE
                                                               FOR IDENTICAL ASSETS            INPUTS                 INPUTS
                                                TOTAL               (LEVEL 1)                 (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                              $1,129                  $ --                   $1,021                  $108
 CDOs                                              1,448                    --                    1,020                   428
 CMBS                                              2,347                    --                    1,987                   360
 Corporate                                        16,917                    --                   16,127                   790
 Foreign government/government agencies            1,177                    --                    1,139                    38
 States, municipalities and political
  subdivisions ("Municipal")                         965                    --                      916                    49
 RMBS                                              2,431                    --                    1,633                   798
 U.S. Treasuries                                   1,749                 1,077                      672                    --
                                             -----------           -----------                ---------              --------
Total fixed maturities                            28,163                 1,077                   24,515                 2,571
Fixed maturities, FVO                                791                    --                      613                   178
Equity securities, trading                            12                    12                       --                    --
Equity securities, AFS                               372                   207                      114                    51
Derivative assets
 Credit derivatives                                    9                    --                       11                    (2)
 Foreign exchange derivatives                         14                    --                       14                    --
 Interest rate derivatives                           (57)                   --                      (57)                   --
 U.S. guaranteed minimum withdrawal benefit
  ("GMWB") hedging instruments                        26                    --                      (42)                   68
 U.S. macro hedge program                            109                    --                       --                   109
 International program hedging instruments           171                    --                      173                    (2)
                                             -----------           -----------                ---------              --------
Total derivative assets (1)                          272                    --                       99                   173
Short-term investments                             1,952                   228                    1,724                    --
Limited partnerships and other alternative
 investments (2)                                     468                    --                      414                    54
Reinsurance recoverable for U.S. GMWB and
 Japan GMWB, GMIB, and GMAB                         (398)                   --                       67                  (465)
Separate account assets (3)                      138,482                99,917                   37,828                   737
                                             -----------           -----------                ---------              --------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON
                          A RECURRING BASIS     $170,114              $101,441                  $65,374                $3,299
                                             -----------           -----------                ---------              --------
PERCENTAGE OF LEVEL TO TOTAL                         100%                   60%                      38%                    2%
                                             -----------           -----------                ---------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
 A RECURRING BASIS
Other policyholder funds and benefits
 payable
 Guaranteed living benefits                        $(576)                 $ --                     $ --                 $(576)
 Equity linked notes                                 (18)                   --                       --                   (18)
                                             -----------           -----------                ---------              --------
Total other policyholder funds and benefits
 payable                                            (594)                   --                       --                  (594)
Derivative liabilities
 Credit derivatives                                   11                    --                        7                     4
 Equity derivatives                                   18                    --                       16                     2
 Foreign exchange derivatives                       (382)                   --                     (382)                   --
 Interest rate derivatives                          (319)                   --                     (295)                  (24)
 U.S. GMWB hedging instruments                        15                    --                      (63)                   78
 U.S. macro hedge program                             30                    --                       --                    30
 International program hedging instruments          (198)                   --                     (139)                  (59)
                                             -----------           -----------                ---------              --------
Total derivative liabilities (4)                    (825)                   --                     (856)                   31
Consumer notes (5)                                    (2)                   --                       --                    (2)
                                             -----------           -----------                ---------              --------
    TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
                 VALUE ON A RECURRING BASIS      $(1,421)                 $ --                    $(856)                $(565)
                                             -----------           -----------                ---------              --------

                                                                   DECEMBER 31, 2012
                                                        QUOTED PRICES               SIGNIFICANT              SIGNIFICANT
                                                      IN ACTIVE MARKETS              OBSERVABLE              UNOBSERVABLE
                                                     FOR IDENTICAL ASSETS              INPUTS                   INPUTS
                                     TOTAL                (LEVEL 1)                  (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $1,673                   $ --                    $1,435                     $238
 CDOs                                   2,160                     --                     1,437                      723
 CMBS                                   3,912                     --                     3,380                      532
 Corporate                             30,979                     --                    29,639                    1,340
 Foreign
  government/government
  agencies                              1,460                     --                     1,426                       34
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,998                     --                     1,829                      169
 RMBS                                   4,671                     --                     3,538                    1,133
 U.S. Treasuries                        2,551                     78                     2,473                       --
                                   ----------             ----------                  --------                 --------
Total fixed maturities                 49,404                     78                    45,157                    4,169
Fixed maturities, FVO                   1,010                      6                       805                      199
Equity securities, trading              1,847                  1,847                        --                       --
Equity securities, AFS                    400                    203                       142                       55
Derivative assets
 Credit derivatives                       (10)                    --                        --                      (10)
 Equity derivatives                        30                     --                        --                       30
 Foreign exchange
  derivatives                             104                     --                       104                       --
 Interest rate derivatives                108                     --                       144                      (36)
 U.S. GMWB hedging
  instruments                              36                     --                       (53)                      89
 U.S. macro hedge program                 186                     --                        --                      186
 International program
  hedging instruments                     127                     --                       142                      (15)
                                   ----------             ----------                  --------                 --------
Total derivative assets (1)               581                     --                       337                      244
 Short-term investments                 2,354                    242                     2,112                       --
 Limited partnerships and
  other alternative
  investments                             414                     --                       264                      150
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB                         1,081                     --                        --                    1,081
Separate account assets (3)           138,497                 97,976                    39,938                      583
                                   ----------             ----------                  --------                 --------
  TOTAL ASSETS ACCOUNTED FOR
          AT FAIR VALUE ON A
             RECURRING BASIS         $195,588               $100,352                   $88,755                   $6,481
                                   ----------             ----------                  --------                 --------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING
 BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(3,119)                  $ --                      $ --                  $(3,119)
 Equity linked notes                       (8)                    --                        --                       (8)
                                   ----------             ----------                  --------                 --------
Total other policyholder
 funds and benefits payable            (3,127)                    --                        --                   (3,127)
Derivative liabilities
 Credit derivatives                        (6)                    --                       (20)                      14
 Equity derivatives                        15                     --                        --                       15
 Foreign exchange
  derivatives                             (17)                    --                       (17)                      --
 Interest rate derivatives               (359)                    --                      (338)                     (21)
 U.S. GMWB hedging
  instruments                             536                     --                       106                      430
 U.S. macro hedge program                 100                     --                        --                      100
 International program
  hedging instruments                    (231)                    --                      (171)                     (60)
                                   ----------             ----------                  --------                 --------
Total derivative liabilities
 (4)                                       38                     --                      (440)                     478
Other liabilities                          --                     --                        --                       --
Consumer notes (5)                         (2)                    --                        --                       (2)
                                   ----------             ----------                  --------                 --------
 TOTAL LIABILITIES ACCOUNTED
      FOR AT FAIR VALUE ON A
             RECURRING BASIS          $(3,091)                  $ --                     $(440)                 $(2,651)
                                   ----------             ----------                  --------                 --------

(1) Includes OTC and OTC-cleared derivative instruments in a net asset value position after consideration of the impact of collateral posting requirements, which may be imposed by agreements, clearinghouse rules, and applicable law. At December 31, 2013 and December 31, 2012, $120 and $92, respectively, was netted against the derivative asset value in the Consolidated Balance Sheet and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value.

(3) As of December 31, 2013 and 2012, excludes approximately $2.4 billion and $3.1 billion, respectively, of investment sales receivable that are not subject to fair value accounting.

(4) Includes OTC and OTC-cleared derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the sum of the derivative asset and liability positions are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups, a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which include the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as, an analysis of significant changes to current models.

AFS SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. If none of these pricing sources are available, the Company will estimate fair value utilizing an internal pricing model. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayments speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded and OTC-cleared derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2013 and December 31, 2012, 97% and 98%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analysis of the valuations, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives as well as for any existing deals with a market value greater than $10 and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities.

Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS

Limited partnerships and other alternative investments include hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value. These funds are fair valued using the net asset value per share or equivalent ("NAV"), as a practical expedient, calculated on a monthly basis and is the amount at which a unit or shareholder may redeem their investment, if redemption is allowed. Certain impediments to redemption include, but are not limited to the following: 1) redemption notice periods vary and may be as long as 90 days, 2) redemption may be restricted (e.g. only be allowed on a quarter-end), 3) a holding period referred to as a lock-up may be imposed whereby an investor must hold their investment for a specified period of time before they can make a notice for redemption, 4) gating provisions may limit all redemptions in a given period to a percentage of the entities' equity interests, or may only allow an investor to redeem a portion of their investment at one time and 5) early redemption penalties may be imposed that are expressed as a percentage of the amount redeemed. The Company will assess impediments to redemption and current market conditions that will restrict the redemption at the end of the notice period. Any funds that are subject to significant liquidity restrictions are reported in Level 3; all others have been classified as Level 2.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets; as well as, certain limited partnerships and other alternative investments and derivative instruments.

          - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

          - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.

          - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.

          - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

          - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.

          - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

          - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.

          - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

          - INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

          - LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS -- Primary inputs include a NAV for investment companies with no redemption restrictions as reported on their U.S. GAAP financial statements.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Level 3 investments also include certain limited partnerships and other alternative investments measured at fair value where the Company does not have the ability to redeem the investment in the near-term at the NAV. Also included in Level 3, are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above; but also include equity and interest rate volatility and swap yield curves beyond observable limits.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                            AS OF DECEMBER 31, 2013

                                             PREDOMINANT              SIGNIFICANT
                                              VALUATION              UNOBSERVABLE
SECURITIES                  FAIR VALUE          METHOD                   INPUT
-----------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                           $360          Discounted cash          Spread (encompasses)
                                                       flows                  prepayment,
                                                                    default risk and loss
                                                                                 severity
Corporate (3)                   398          Discounted cash            Spread
                                                       flows
Municipal (3)                    29          Discounted cash            Spread
                                                       flows
RMBS                            798          Discounted cash            Spread
                                                       flows
                                                               Constant prepayment rate
                                                                 Constant default rate
                                                                     Loss severity

                                                UNOBSERVABLE INPUTS
                                                                                                IMPACT OF
                                                                              WEIGHTED      INCREASE IN INPUT
SECURITIES                    MINIMUM                 MAXIMUM               AVERAGE (1)     ON FAIR VALUE (2)
------------------------  ------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                            99bps                 2,511bps                 446bps            Decrease

Corporate (3)                  119bps                 5,594bps                 332bps            Decrease

Municipal (3)                  184bps                   184bps                 184bps            Decrease

RMBS                            62bps                 1,748bps                 245bps            Decrease

                                   --%                      10%                     3%           Decrease   (4)
                                    1%                      22%                     8%           Decrease
                                   --%                     100%                    80%           Decrease

                            AS OF DECEMBER 31, 2012

                                               PREDOMINANT              SIGNIFICANT
                                                VALUATION              UNOBSERVABLE
SECURITIES                   FAIR VALUE           METHOD                   INPUT
-------------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                             $532          Discounted cash          Spread (encompasses)
                                                         flows                  prepayment,
                                                                      default risk and loss
                                                                                   severity
Corporate (3)                     888          Discounted cash            Spread
                                                         flows
Municipal                         169          Discounted cash            Spread
                                                         flows
RMBS                            1,133          Discounted cash            Spread
                                                         flows
                                                                 Constant prepayment rate
                                                                   Constant default rate
                                                                       Loss severity

                                                                                                  IMPACT OF
                                                 UNOBSERVABLE INPUTS           WEIGHTED       INCREASE IN INPUT
SECURITIES                    MINIMUM                 MAXIMUM                AVERAGE (1)      ON FAIR VALUE (2)
------------------------  --------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                           320bps                 3,615bps                 1,013bps            Decrease

Corporate (3)                  145bps                   900bps                   333bps            Decrease

Municipal                      227bps                   344bps                   254bps            Decrease

RMBS                            54bps                 1,689bps                   379bps            Decrease

                                   --%                      12%                       2%           Decrease   (4)
                                    1%                      24%                       8%           Decrease
                                   --%                     100%                      80%           Decrease

(1) The weighted average is determined based on the fair value of the securities.

(2) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(3) Level 3 corporate and municipal securities excludes those for which the Company bases fair value on broker quotations as discussed below.

(4) Decrease for above market rate coupons and increase for below market rate coupons.

                            AS OF DECEMBER 31, 2013

                                            PREDOMINANT
                                             VALUATION       SIGNIFICANT UNOBSERVABLE
FREESTANDING DERIVATIVES   FAIR VALUE          METHOD                 INPUT
-------------------------------------------------------------------------------------
Interest rate derivative
                                          Discounted cash       Swap curve beyond 30
 Interest rate swaps           (24)            flows                           years
U.S. GMWB hedging
 instruments
 Equity options                 72          Option model           Equity volatility
                                          Discounted cash
 Customized swaps               74             flows               Equity volatility
U.S. macro hedge program
 Equity options                139          Option model           Equity volatility
International hedging
 program (2)
 Equity options                (66)         Option model           Equity volatility
 Short interest rate
  swaptions                    (12)         Option model     Interest rate volatility
 Long interest rate
  swaptions                     48          Option model     Interest rate volatility

                                 UNOBSERVABLE INPUTS
                                                                 IMPACT OF
                                                             INCREASE IN INPUT
FREESTANDING DERIVATIVES     MINIMUM             MAXIMUM     ON FAIR VALUE (1)
------------------------  -----------------------------------------------------
Interest rate derivative

 Interest rate swaps             4%                  4%           Increase
U.S. GMWB hedging
 instruments
 Equity options                 21%                 29%           Increase

 Customized swaps               10%                 50%           Increase
U.S. macro hedge program
 Equity options                 24%                 31%           Increase
International hedging
 program (2)
 Equity options                 29%                 37%           Increase
 Short interest rate
  swaptions                     --%                  1%           Decrease
 Long interest rate
  swaptions                      1%                  1%           Increase

                            AS OF DECEMBER 31, 2012

                                             PREDOMINANT
                                              VALUATION       SIGNIFICANT UNOBSERVABLE
FREESTANDING DERIVATIVES    FAIR VALUE          METHOD                 INPUT
--------------------------------------------------------------------------------------
Equity derivatives
 Equity options                  45          Option model           Equity volatility
Interest rate derivative
                                           Discounted cash       Swap curve beyond 30
 Interest rate swaps            (57)            flows                           years
U.S. GMWB hedging
 instruments
 Equity options                 281          Option model           Equity volatility
                                           Discounted cash
 Customized swaps               238             flows               Equity volatility
U.S. macro hedge program
 Equity options                 286          Option model           Equity volatility
International hedging
 program
 Equity options                  44          Option model           Equity volatility
 Long interest rate            (119)         Option model     Interest rate volatility

                                 UNOBSERVABLE INPUTS
                                                                  IMPACT OF
                                                              INCREASE IN INPUT
FREESTANDING DERIVATIVES     MINIMUM              MAXIMUM     ON FAIR VALUE (1)
------------------------  -----------------------------------------------------
Equity derivatives
 Equity options                13.0%                 24%           Increase
Interest rate derivative

 Interest rate swaps            2.8%                2.8%           Increase
U.S. GMWB hedging
 instruments
 Equity options                  10%                 31%           Increase

 Customized swaps                10%                 50%           Increase
U.S. macro hedge program
 Equity options                  24%                 43%           Increase
International hedging
 program
 Equity options                  22%                 33%           Increase
 Long interest rate              --%                  1%           Increase

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

(2) Level 3 international program hedging instruments excludes those for which the Company bases fair value on broker quotations.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2013, no significant adjustments were made by the Company to broker prices received.

As of December 31, 2013 and December 31, 2012, excluded from the tables above are limited partnerships and other alternative investments which total $54 and $150, respectively, of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.

PRODUCT DERIVATIVES

The Company formerly offered and subsequently reinsured certain variable annuity products with GMWB riders in the U.S. The Company has also assumed, through reinsurance from HLIKK, GMIB, GMWB and GMAB riders. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") which is generally equal to premiums less withdrawals. If the policyholder's account value is reduced a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Living benefits required to be fair valued include U.S guaranteed withdrawal benefits, international guaranteed withdrawal benefits and international other guaranteed living benefits. Fair values for GMWB and GMAB contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives are calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

Oversight of the Company's valuation policies and processes for product and U.S. GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. For the years ended December 31, 2013, 2012 and 2011, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $492, $499 and $(156), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $28, $76 and $13 for the years ended December 31, 2013, 2012 and 2011. As of December 31, 2013 and 2012 the behavior risk margin was $32 and $77, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $11, $29 and $(18) for the years ended December 31, 2013, 2012 and 2011, respectively.

Significant unobservable inputs used in the fair value measurement of living benefits required to be fair valued and the U.S. GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the Living Benefits Required to be Fair Valued and the reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

                                                                      UNOBSERVABLE INPUTS
                                                                                       IMPACT OF INCREASE IN INPUT
                                                                                              ON FAIR VALUE
                                              MINIMUM              MAXIMUM                   MEASUREMENT (1)
---------------------------------------------------------------------------------------------------------------------
SIGNIFICANT UNOBSERVABLE INPUT
Withdrawal Utilization (2)                       20%                  100%                        Increase
Withdrawal Rates (2)                              0%                    8%                        Increase
Annuitization utilization (3)                     0%                  100%                        Increase
Lapse Rates (4)                                   0%                   75%                        Decrease
Reset Elections (5)                              20%                   75%                        Increase
Equity Volatility (6)                            10%                   50%                        Increase
                                                ---                  ----                       ----------

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2) Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

(3) For reinsurance associated with Japan GMIB, range represents assumed cumulative percentages of policyholders annuitizing variable annuity contracts.

(4) Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

(5) Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

(6) Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB or GMAB riders is typically different from policyholders that do not utilize these riders.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ended December 31, 2013 and 2012, for the financial instruments classified as Level 3.

                                                      FIXED MATURITIES, AFS

                                  ABS           CDOS               CMBS             CORPORATE
------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2013                             $238           $723               $532              $1,340
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)    (12)            18                (14)                  6
 Included in OCI (3)                32            110                 53                  (4)
Purchases                           25             37                 37                  75
Settlements                         (6)          (113)               (89)               (112)
Sales                             (127)          (341)              (152)               (333)
Transfers into Level 3 (4)           3             23                 36                  99
Transfers out of Level 3 (4)       (45)           (29)               (43)               (281)
                                 -----          -----              -----              ------
  FAIR VALUE AS OF DECEMBER 31,
                           2013   $108           $428               $360                $790
                                 -----          -----              -----              ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)         $(7)          $ --                $(2)                $(7)
                                 -----          -----              -----              ------

                                        FIXED MATURITIES, AFS
                                       FOREIGN
                                     GOVT./GOVT.
                                       AGENCIES          MUNICIPAL
-------------------------------  -----------------------------------
ASSETS
Fair value as of January 1,
 2013                                     $34               $169
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)            (1)                --
 Included in OCI (3)                       (3)               (10)
Purchases                                  27                 --
Settlements                                (4)                --
Sales                                     (13)              (110)
Transfers into Level 3 (4)                 --                 --
Transfers out of Level 3 (4)               (2)                --
                                         ----              -----
  FAIR VALUE AS OF DECEMBER 31,
                           2013           $38                $49
                                         ----              -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)               $ --               $ --
                                         ----              -----

                                      FIXED MATURITIES, AFS
                                                   TOTAL FIXED        FIXED
                                                   MATURITIES,     MATURITIES,
                                      RMBS             AFS             FVO
-------------------------------  ----------------------------------------------
ASSETS
Fair value as of January 1,
 2013                                $1,133           $4,169           $199
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)          39               36             61
 Included in OCI (3)                     42              220             --
Purchases                                74              275             14
Settlements                            (134)            (458)            (2)
Sales                                  (355)          (1,431)           (94)
Transfers into Level 3 (4)               --              161              3
Transfers out of Level 3 (4)             (1)            (401)            (3)
                                     ------          -------          -----
  FAIR VALUE AS OF DECEMBER 31,
                           2013        $798           $2,571           $178
                                     ------          -------          -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)              $(1)            $(17)           $44
                                     ------          -------          -----

                                                                FREESTANDING DERIVATIVES (5)

                                           EQUITY
                                        SECURITIES,                                         INTEREST
                                            AFS         CREDIT             EQUITY             RATE
-------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013             $55           $4                $45               $(57)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)              (10)          (1)               (26)                 7
 Included in OCI (3)                           6           --                 --                 --
Purchases                                      7           --                  1                 --
Settlements                                   --           (1)                (7)                --
Sales                                         (2)          --                 --                 --
Transfers into Level 3 (4)                    --           --                 --                 --
Transfers out of Level 3 (4)                  (5)          --                (11)                26
                                            ----          ---               ----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013       $51           $2                 $2               $(24)
                                            ----          ---               ----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                   $(9)         $(1)              $(15)                $2
                                            ----          ---               ----              -----

                                                     FREESTANDING DERIVATIVES (5)
                                                                   U.S.
                                                U.S.               MACRO              INTL.
                                                GMWB               HEDGE             PROGRAM
                                               HEDGING            PROGRAM            HEDGING
--------------------------------------  -------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013                 $519               $286               $(75)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                  (372)              (191)                24
 Included in OCI (3)                               --                 --                 --
Purchases                                          --                 44                (25)
Settlements                                        (4)                --                 (9)
Sales                                              --                 --                 --
Transfers into Level 3 (4)                         --                 --                 (8)
Transfers out of Level 3 (4)                        3                 --                 32
                                                -----              -----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013           $146               $139               $(61)
                                                -----              -----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                      $(390)             $(187)             $(170)
                                                -----              -----              -----

                                           FREESTANDING DERIVATIVES (5)

                                               OTHER           TOTAL FREE-
                                              CONTRACT          STANDING
                                            DERIVATIVES        DERIVATIVES
--------------------------------------  -----------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013                $ --               $722
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                   --               (559)
 Included in OCI (3)                              --                 --
Purchases                                         --                 20
Settlements                                       --                (21)
Sales                                                                --
Transfers into Level 3 (4)                       (20)               (28)
Transfers out of Level 3 (4)                      20                 70
                                                ----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013          $ --               $204
                                                ----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                      $ --              $(761)
                                                ----              -----

                                                                       REINSURANCE
                                                                  RECOVERABLE FOR U.S.
                                                                          GMWB
                                           LIMITED PARTNERSHIPS         AND JAPAN
                                          AND OTHER ALTERNATIVE        GMWB, GMIB,          SEPARATE
                                               INVESTMENTS            AND GMAB (6)          ACCOUNTS
--------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2013                     $150                 $1,081               $583
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                        (5)                (1,856)                23
 Included in OCI (3)                                   --                     --                 --
Purchases                                              64                     --                250
Settlements                                            --                    310                 (2)
Sales                                                  (9)                    --                (88)
Transfers into Level 3 (4)                             --                     --                 45
Transfers out of Level 3 (4)                         (146)                    --                (74)
                                                ---------                -------              -----
      FAIR VALUE AS OF DECEMBER 31, 2013              $54                  $(465)              $737
                                                ---------                -------              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                            $(5)               $(1,856)               $21
                                                ---------                -------              -----

                                                   OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE
                                             GUARANTEED                                   TOTAL OTHER
                                               LIVING            EQUITY LINKED         POLICYHOLDER FUNDS      CONSUMER
                                            BENEFITS (7)             NOTES             AND BENEFITS PAYAB        NOTES
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1, 2013               $(3,119)                $(8)                  $(3,127)              $(2)
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                 2,653                  (10)                   2,643                 --
 Included in OCI (3)                               --                   --                       --                 --
Settlements (8)                                  (110)                  --                     (110)                --
      FAIR VALUE AS OF DECEMBER 31, 2013        $(576)                $(18)                   $(594)               $(2)
                                               ------                 ----                   ------              -----
Changes in unrealized gains (losses)
 included in net income related
 to financial instruments still held at
 December 31, 2013 (2),(7)                     $2,653                 $(10)                  $2,643               $ --
                                               ------                 ----                   ------              -----

The tables below provide a fair value roll forward for the year ended December 31, 2012 for the financial instruments classified as Level 3.

                                                                     FIXED MATURITIES, AFS

                                                                                                                 FOREIGN
                                ABS             CDOS                  CMBS                CORPORATE            GOVT./GOVT.
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2012                           $317             $328                  $348                 $1,497                  $37
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                         (2)             (19)                  (41)                     2                   --
 Included in OCI (3)              45              134                    89                    (38)                   1
Purchases                         18               --                    18                    169                    9
Settlements                      (58)             (36)                 (111)                   (98)                  (4)
Sales                            (34)              (1)                 (109)                   (74)                 (11)
Transfers into Level 3 (4)        12              317                   422                    538                    2
Transfers out of Level 3 (4)     (60)              --                   (84)                  (656)                  --
                               -----            -----                 -----                 ------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2012   $238             $723                  $532                 $1,340                  $34
                               -----            -----                 -----                 ------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)       $(1)            $(11)                 $(17)                   $(7)                $ --
                               -----            -----                 -----                 ------                 ----

                                              FIXED MATURITIES, AFS
                                                                     TOTAL FIXED          FIXED
                                                                     MATURITIES,       MATURITIES,
                                  MUNICIPAL           RMBS               AFS               FVO
-----------------------------  ---------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2012                                $382              $933             $3,842             $484
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                              (5)              (68)              (133)             106
 Included in OCI (3)                   34               298                563               --
Purchases                             174               289                677                1
Settlements                            --              (125)              (432)              (1)
Sales                                 (91)             (173)              (493)            (391)
Transfers into Level 3 (4)             --                 2              1,293               --
Transfers out of Level 3 (4)         (325)              (23)            (1,148)              --
                                    -----            ------            -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2012        $169            $1,133             $4,169             $199
                                    -----            ------            -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)            $(5)             $(11)              $(52)             $(7)
                                    -----            ------            -------            -----

                                                                     FREESTANDING DERIVATIVES (5)

                                        EQUITY
                                     SECURITIES,                                                  INTEREST
                                         AFS            CREDIT                EQUITY                RATE
------------------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2012                                     $56            $(489)                 $36                 $(91)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                   3              155                  (32)                   2
 Included in OCI (3)                       (3)              --                   --                   --
Purchases                                  11               --                   57                    1
Settlements                                --              338                  (16)                  --
Sales                                     (12)              --                   --                   --
Transfers out of Level 3 (4)               --               --                   --                   31
                                         ----            -----                 ----                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2012             $55               $4                  $45                 $(57)
                                         ----            -----                 ----                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)                 $2             $126                  $(8)                 $(1)
                                         ----            -----                 ----                 ----

                                                          FREESTANDING DERIVATIVES (5)
                                                          U.S.
                                    U.S.                  MACRO                INTL.               TOTAL FREE-
                                    GMWB                  HEDGE               PROGRAM               STANDING
                                   HEDGING               PROGRAM              HEDGING            DERIVATIVES (5)
-----------------------------  ----------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2012                                $883                  $357                 $(35)                  $661
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (431)                 (323)                 (83)                  (712)
 Included in OCI (3)                   --                    --                   --                     --
Purchases                              56                   252                  (60)                   306
Settlements                           (12)                   --                   95                    405
Sales                                  --                    --                   --                     --
Transfers out of Level 3 (4)           23                    --                    8                     62
                                    -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2012        $519                  $286                 $(75)                  $722
                                    -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)          $(425)                $(322)                $(85)                 $(715)
                                    -----                 -----                 ----                  -----

                                                                        REINSURANCE
                                                                   RECOVERABLE FOR U.S.
                                                                           GMWB
                                           LIMITED PARTNERSHIPS          AND JAPAN
                                           AND OTHER ALTERNATIVE        GMWB, GMIB,           SEPARATE
                                                INVESTMENTS          AND GMAB (6),(9)         ACCOUNTS
----------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012                    $ --                   $3,073              $1,031
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                      (11)                  (2,373)                 37
 Included in OCI (3)                                  --                       --                  --
Purchases                                             26                       --                 252
Settlements                                           --                      381                  (1)
Sales                                                 --                       --                (476)
Transfers into Level 3 (4)                           135                       --                 443
Transfers out of Level 3 (4)                          --                       --                (703)
                                                   -----                  -------              ------
      FAIR VALUE AS OF DECEMBER 31, 2012            $150                   $1,081                $583
                                                   -----                  -------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                          $(11)                 $(2,373)                $28
                                                   -----                  -------              ------

                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                  GUARANTEED                                      TOTAL OTHER
                                    LIVING              EQUITY LINKED         POLICYHOLDER FUNDS        OTHER         CONSUMER
                               BENEFITS (7),(9)             NOTES            AND BENEFITS PAYABLE    LIABILITIES        NOTES
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2012                               $(5,776)                 $(9)                   $(5,785)              $(9)           $(4)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             2,920                    1                      2,921               (34)             2
 Included in OCI (3)                     --                   --                         --                --             --
Settlements (8)                        (263)                  --                       (263)               43             --
                                   --------                  ---                    -------              ----            ---
   FAIR VALUE AS OF DECEMBER
                    31, 2012        $(3,119)                 $(8)                   $(3,127)             $ --            $(2)
                                   --------                  ---                    -------              ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $2,920                   $1                     $2,921              $ --             $2
                                   --------                  ---                    -------              ----            ---

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $495 and $900 as of December 31, 2013 and 2012, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

(8) Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See
     Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

(9) In 2012, ($231) and $264 were inappropriately presented as Included in OCI within the Reinsurance Recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB and Guaranteed Living Benefits, respectively. Amounts have been rescheduled to Included in Net Income. This change in presentation of this disclosure had no impact on the Company's net income or OCI.

FAIR VALUE OPTION

The Company holds fair value option investments that contain an embedded credit derivative with underlying credit risk primarily related to commercial real estate. Also included are foreign government securities for which the FVO was elected in order to align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company also elected the fair value option for certain consolidated VIE investment funds. The Company elected the fair value option in order to report investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, consistent with accounting requirement for investment companies. The investment funds primarily hold fixed income securities and the Company has management and control of the funds as well as a significant ownership interest.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                            YEAR ENDED
                                                           DECEMBER 31,
                                                    2013              2012
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  Corporate                                           $(12)              $9
  CRE CDOs                                              14               64
  CMBS                                                  --               (2)
  Foreign government                                  (112)             (88)
  RMBS                                                  --                5
OTHER LIABILITIES
 Credit-linked notes                                    --              (34)
                                                   -------            -----
            TOTAL REALIZED CAPITAL GAINS (LOSSES)    $(110)            $(46)
                                                   -------            -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                          DECEMBER 31,          DECEMBER 31,
                                              2013                  2012
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                            $3                   $ --
  Corporate                                      84                    108
  CRE CDOs                                      167                    193
  CMBS                                            8                      4
  Foreign government                            494                    699
  Municipals                                      1                      1
  RMBS                                            9                      3
  U.S. government                                25                      2
                                             ------               --------
         TOTAL FIXED MATURITIES, FVO           $791                 $1,010
                                             ------               --------

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2013 and December 31, 2012 were as follows:

                                                                           DECEMBER 31, 2013              DECEMBER 31, 2012
                                                     FAIR VALUE
                                                     HIERARCHY           CARRYING            FAIR       CARRYING            FAIR
                                                       LEVEL              AMOUNT            VALUE        AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                          Level 3             1,416             1,476        1,951             2,112
 Mortgage loans                                        Level 3             3,470             3,519        4,935             5,109
                                                      --------            ------            ------       ------            ------
LIABILITIES
 Other policyholder funds and benefits payable
  (1)                                                  Level 3             8,955             9,153        9,318             9,668
 Consumer notes (2)                                    Level 3                82                82          159               159
                                                      --------            ------            ------       ------            ------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities during the years ended December 31, 2013 or December 31, 2012.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan duration.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

NET INVESTMENT INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                                2012
                                          2013              (BEFORE-TAX)            2011
-----------------------------------------------------------------------------------------------
Fixed maturities (1)                        $1,253              $1,953              $1,927
Equity securities, AFS                           8                  11                  10
Mortgage loans                                 172                 248                 206
Policy loans                                    82                 116                 128
Limited partnerships and other                 119                  85                 143
 alternative investments
Other investments (2)                          123                 199                 231
Investment expenses                            (76)                (77)                (73)
                                          --------            --------            --------
          TOTAL SECURITIES AFS AND OTHER     1,681               2,535               2,572
Equity securities, trading                       2                   1                  --
                                          --------            --------            --------
             TOTAL NET INVESTMENT INCOME    $1,683              $2,536              $2,572
                                          --------            --------            --------

(1)  Includes net investment income on short-term investments.

(2) Includes income from derivatives that hedge fixed maturities and qualify for hedge accounting.

The net unrealized gain on equity securities, trading, included in net investment income during the years ended December 31, 2013, 2012 and 2011, was $1, $0 and $1, respectively. These amounts were not included in net unrealized gains (losses) in the accompanying Consolidated Balance Sheets.

NET REALIZED CAPITAL GAINS (LOSSES)

                                                        FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                                2012
                                          2013              (BEFORE-TAX)            2011
----------------------------------------------------------------------------------------------
Gross gains on sales (1)                    $2,196                 $478              $400
Gross losses on sales                         (700)                (278)             (200)
Net OTTI losses recognized in earnings         (45)                (255)             (125)
 (2)
Valuation allowances on mortgage loans          (1)                   4                25
Japanese fixed annuity contract hedges,          6                  (36)                3
 net (3)
Periodic net coupon settlements on              (3)                  (8)               --
 credit derivatives/Japan
Results of variable annuity hedge
 program
 U.S. GMWB derivatives, net                    262                  519              (397)
 U.S. macro hedge program                     (234)                (340)             (216)
                                          --------            ---------            ------
 Total U.S. program                             28                  179              (613)
International Program (4)                     (963)              (1,145)              639
                                          --------            ---------            ------
Total results of variable annuity hedge       (935)                (966)               26
 program
GMIB/GMAB/GMWB reinsurance                   1,107                1,233              (326)
Coinsurance and modified coinsurance        (1,405)              (1,901)              375
 reinsurance contracts
Other, net (5)                                 106                  248              (255)
                                          --------            ---------            ------
    NET REALIZED CAPITAL GAINS (LOSSES),      $326              $(1,481)             $(77)
                              BEFORE-TAX
                                          --------            ---------            ------

(1) Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses in the year ended December 31, 2013.

(2) Includes $173 of intent-to-sell impairments relating to the Retirement Plans and Individual Life businesses sold for the year ended December 31, 2012.

(3) Includes for the years ended December 31, 2013, 2012 and 2011, transactional foreign currency re-valuation related to the Japan fixed annuity product of $324, $245, and $(129) , respectively, as well as the change in value related to the derivative hedging instruments and the Japan government FVO securities of $(318), $(281), and $132, respectively.

(4) Includes $(55), $(66), and $0 of transactional foreign currency re-valuation for the years ended December 31, 2013, 2012 and 2011, respectively.

(5) For the years ended December 31, 2013 , 2012 and 2011, other, net gains and losses includes $295, $205 and $(119), respectively, of transactional foreign currency re-valuation primarily associated with the internal reinsurance of the Japan variable annuity business, of which a portion is offset within realized gains and losses by the change in value of the associated hedging derivatives. Also includes $71 and $110 of gains relating to Retirement Plans and Individual Life businesses sold for the years ended December 31, 2013 and 2012, respectively, as well as changes in value of non-qualifying derivatives.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $ 1.4 billion, $(55) and $75 for the years ended December 31, 2013 , 2012 and 2011, respectively.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            2013           2012           2011
-------------------------------------------------------------------------------------
Fixed maturities, AFS
  Sale proceeds                            $19,190        $23,555        $19,861
  Gross gains (1)                            1,867            521            354
  Gross losses                                (421)          (270)          (205)
Equity securities, AFS
  Sale proceeds                                $81           $133           $147
  Gross gains                                  254             15             50
  Gross losses                                (263)            (5)            --

(1) Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses for the year ended December 31, 2013.

Sales of AFS securities in 2013 were primarily as a result of management of duration and liquidity as well as progress towards sector allocation objectives.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2013 , 2012 and 2011.

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                               2012
                                           2013            (BEFORE-TAX)            2011
-----------------------------------------------------------------------------------------------
Balance, beginning of period                $(813)            $(1,319)             $(1,598)
Additions for credit impairments
 recognized on (1):
 Securities not previously impaired           (14)                (27)                 (41)
 Securities previously impaired                (4)                (15)                 (47)
Reductions for credit impairments
 previously recognized on:
 Securities that matured or were sold
  during the period                           403                 543                  358
 Securities due to an increase in
  expected cash flows                          17                   5                    9
 Securities the Company made the
  decision to sell or more likely than
  not will be required to sell                  1                  --                 $ --
                                          -------            --------            ---------
                  BALANCE, END OF PERIOD    $(410)              $(813)             $(1,319)
                                          -------            --------            ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                          DECEMBER 31, 2013
                                        COST OR              GROSS               GROSS                                   NON-
                                       AMORTIZED           UNREALIZED         UNREALIZED             FAIR               CREDIT
                                         COST                GAINS              LOSSES               VALUE             OTTI (1)
---------------------------------------------------------------------------------------------------------------------------------
ABS                                      $1,172                 $13               $(56)              $1,129               $(2)
CDOs (2)                                  1,392                  98                (41)               1,448                --
CMBS                                      2,275                 106                (34)               2,347                (3)
Corporate                                15,913               1,196               (192)              16,917                (6)
Foreign govt./ govt.agencies              1,267                  27               (117)               1,177                --
Municipal                                   988                  26                (49)                 965                --
RMBS                                      2,419                  60                (48)               2,431                (3)
U.S. Treasuries                           1,762                   1                (14)               1,749                --
                                        -------              ------              -----              -------              ----
       TOTAL FIXED MATURITIES, AFS       27,188               1,527               (551)              28,163               (14)
Equity securities, AFS                      362                  35                (25)                 372                --
          TOTAL AFS SECURITIES (3)      $27,550              $1,562              $(576)             $28,535              $(14)
                                        -------              ------              -----              -------              ----

                                                                          DECEMBER 31, 2012
                                        COST OR              GROSS               GROSS                                   NON-
                                       AMORTIZED           UNREALIZED         UNREALIZED             FAIR               CREDIT
                                         COST                GAINS              LOSSES               VALUE             OTTI (1)
----------------------------------  ---------------------------------------------------------------------------------------------
ABS                                      $1,807                 $38              $(172)              $1,673               $(4)
CDOs (2)                                  2,236                  61               (117)               2,160                (4)
CMBS                                      3,757                 262               (107)               3,912                (7)
Corporate                                27,774               3,426               (221)              30,979               (19)
Foreign govt./ govt.agencies              1,369                 120                (29)               1,460                --
Municipal                                 1,808                 204                (14)               1,998                --
RMBS                                      4,590                 196               (115)               4,671               (28)
U.S. Treasuries                           2,412                 151                (12)               2,551                --
                                        -------              ------              -----              -------              ----
       TOTAL FIXED MATURITIES, AFS       45,753               4,458               (787)              49,404               (62)
Equity securities, AFS                      408                  28                (36)                 400                --
          TOTAL AFS SECURITIES (3)      $46,161              $4,486              $(823)             $49,804              $(62)
                                        -------              ------              -----              -------              ----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2013 and 2012.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

(3) As of December 31, 2012 Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                DECEMBER 31, 2013
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
CONTRACTUAL MATURITY
One year or less                          $1,615                     $1,639
Over one year through five
 years                                     5,328                      5,535
Over five years through ten
 years                                     4,319                      4,481
Over ten years                             8,668                      9,153
                                       ---------                  ---------
Subtotal                                  19,930                     20,808
Mortgage-backed and
 asset-backed securities                   7,258                      7,355
                                       ---------                  ---------
    TOTAL FIXED MATURITIES, AFS          $27,188                    $28,163
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies, was the Government of Japan which represents $853 or 10% of stockholders' equity, and 2% of total invested assets as of December 31, 2013 . As of December 31, 2012, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2013, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, JPMorgan Chase & Co. and Goldman Sachs Group Inc. which each comprised less than 3% of total invested assets. As of December 31, 2012, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, National Grid PLC and Berkshire Hathaway Inc. which each comprised less than 2% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2013 were utilities, financial services, and commercial real estate which comprised approximately 9%, 8% and 7%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2012 were utilities, financial services, and consumer non-cyclical which comprised approximately 10%, 8% and 8%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                DECEMBER 31, 2013
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
----------------------------------------------------------------------------------
ABS                                   $288              $286              $(2)
CDOs (1)                                64                63               (1)
CMBS                                   437               423              (14)
Corporate                            2,449             2,360              (89)
Foreign govt./govt.agencies            542               501              (41)
Municipal                              508               475              (33)
RMBS                                   922               909              (13)
U.S. Treasuries                      1,456             1,442              (14)
                                    ------            ------            -----
  TOTAL FIXED MATURITIES, AFS        6,666             6,459             (207)
Equity securities, AFS                  77                73               (4)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION       $6,743            $6,532            $(211)
                                    ------            ------            -----

                                                  DECEMBER 31, 2013
                                                     12 MONTHS OR MORE
                                       AMORTIZED            FAIR          UNREALIZED
                                          COST             VALUE            LOSSES
-----------------------------  --------------------------------------------------------
ABS                                        $418              $364             $(54)
CDOs (1)                                  1,185             1,144              (40)
CMBS                                        392               372              (20)
Corporate                                   799               696             (103)
Foreign govt./govt.agencies                 303               227              (76)
Municipal                                    99                83              (16)
RMBS                                        475               440              (35)
U.S. Treasuries                              --                --               --
                                         ------            ------            -----
  TOTAL FIXED MATURITIES, AFS             3,671             3,326             (344)
Equity securities, AFS                      135               114              (21)
                                         ------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION            $3,806            $3,440            $(365)
                                         ------            ------            -----

                                                   DECEMBER 31, 2013
                                                           TOTAL
                                        AMORTIZED            FAIR          UNREALIZED
                                          COST              VALUE            LOSSES
-----------------------------  ---------------------------------------------------------
ABS                                         $706              $650             $(56)
CDOs (1)                                   1,249             1,207              (41)
CMBS                                         829               795              (34)
Corporate                                  3,248             3,056             (192)
Foreign govt./govt.agencies                  845               728             (117)
Municipal                                    607               558              (49)
RMBS                                       1,397             1,349              (48)
U.S. Treasuries                            1,456             1,442              (14)
                                         -------            ------            -----
  TOTAL FIXED MATURITIES, AFS             10,337             9,785             (551)
Equity securities, AFS                       212               187              (25)
                                         -------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION            $10,549            $9,972            $(576)
                                         -------            ------            -----

                                                    DECEMBER 31, 2012
                                                   LESS THAN 12 MONTHS
                                       AMORTIZED            FAIR          UNREALIZED
                                          COST             VALUE            LOSSES
--------------------------------------------------------------------------------------
ABS                                         $77               $76             $(1)
CDOs (1)                                      5                 5              --
CMBS                                        192               179             (13)
Corporate (1)                               614               578             (36)
Foreign govt./govt.agencies                 318               290             (28)
Municipal                                    65                62              (3)
RMBS                                        322               321              (1)
U.S. Treasuries                             384               372             (12)
                                         ------            ------            ----
       TOTAL FIXED MATURITIES, AFS        1,977             1,883             (94)
Equity securities, AFS                        9                 9              --
                                         ------            ------            ----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION       $1,986            $1,892            $(94)
                                         ------            ------            ----

                                                       DECEMBER 31, 2012
                                                          12 MONTHS OR MORE
                                            AMORTIZED            FAIR          UNREALIZED
                                               COST             VALUE            LOSSES
----------------------------------  --------------------------------------------------------
ABS                                             $787              $616            $(171)
CDOs (1)                                       1,640             1,515             (117)
CMBS                                             795               701              (94)
Corporate (1)                                  1,339             1,154             (185)
Foreign govt./govt.agencies                        7                 6               (1)
Municipal                                         98                87              (11)
RMBS                                             750               636             (114)
U.S. Treasuries                                   --                --               --
                                              ------            ------            -----
       TOTAL FIXED MATURITIES, AFS             5,416             4,715             (693)
Equity securities, AFS                           172               136              (36)
                                              ------            ------            -----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION            $5,588            $4,851            $(729)
                                              ------            ------            -----

                                                       DECEMBER 31, 2012
                                                                TOTAL
                                            AMORTIZED            FAIR          UNREALIZED
                                               COST             VALUE            LOSSES
----------------------------------  --------------------------------------------------------
ABS                                             $864              $692            $(172)
CDOs (1)                                       1,645             1,520             (117)
CMBS                                             987               880             (107)
Corporate (1)                                  1,953             1,732             (221)
Foreign govt./govt.agencies                      325               296              (29)
Municipal                                        163               149              (14)
RMBS                                           1,072               957             (115)
U.S. Treasuries                                  384               372              (12)
                                              ------            ------            -----
       TOTAL FIXED MATURITIES, AFS             7,393             6,598             (787)
Equity securities, AFS                           181               145              (36)
                                              ------            ------            -----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION            $7,574            $6,743            $(823)
                                              ------            ------            -----

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

As of December 31, 2013, AFS securities in an unrealized loss position, comprised of 1,007 securities, primarily related to corporate securities and foreign government and government agencies, which are depressed due to an increase in interest rates since the securities were purchased and/or declines in the value of the currency in which the assets are denominated. As of December 31, 2013, 89% of these securities were depressed less than 20% of cost or amortized cost. The decrease in unrealized losses during 2013 was primarily attributable to realized capital losses as a result of portfolio management activity, partially offset by an increase in interest rates.

Most of the securities depressed for twelve months or more relate to certain floating rate corporate securities with greater than 10 years to maturity concentrated in the financial services sector, foreign government and government agencies, as well as structured securities with exposure to commercial and residential real estate. Although credit spreads have tightened during 2013, current market spreads continue to be wider than spreads at the securities' respective purchase dates for structured securities with exposure to commercial and residential real estate largely due to the economic and market uncertainties regarding future performance of certain commercial and residential real estate backed securities. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                               DECEMBER 31, 2013
                                            AMORTIZED              VALUATION              CARRYING
                                            COST (1)               ALLOWANCE                VALUE
-------------------------------------------------------------------------------------------------------
   TOTAL COMMERCIAL MORTGAGE LOANS (2)        $3,482                  $(12)                 $3,470
                                             -------                 -----                 -------

                                                               DECEMBER 31, 2012
                                            AMORTIZED              VALUATION              CARRYING
                                            COST (1)               ALLOWANCE                VALUE
--------------------------------------  ---------------------------------------------------------------
   TOTAL COMMERCIAL MORTGAGE LOANS (2)        $4,949                  $(14)                 $4,935
                                             -------                 -----                 -------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

(2) As of December 31, 2012 includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.

As of December 31, 2013 and 2012, the carrying value of mortgage loans associated with the valuation allowance was $86 and $189, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $53 and $3, respectively, as of December 31, 2013 and $47 and $3, respectively, as of December 31, 2012. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2013, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                              FOR THE YEARS ENDED
                                                                 DECEMBER 31,
                                               2013                  2012                  2011
-----------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                        $ (14)                $ (23)                $ (62)
(Additions)/Reversals                             (2)                    4                    25
Deductions                                         4                     5                    14
                                               -----                 -----                 -----
BALANCE AS OF DECEMBER 31                       $(12)                 $(14)                 $(23)
                                               -----                 -----                 -----

The weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 57% as of December 31, 2013, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.23x as of December 31, 2013. As of December 31, 2013, the Company held no delinquent commercial mortgage loans past due by 90 days or more. The Company held only one delinquent commercial mortgage loan past due by 90 days or more as of December 31, 2012. The carrying value and valuation allowance of this loan totaled $32 and $0, respectively, and was not accruing income.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2013                                DECEMBER 31, 2012
                                      CARRYING                                         CARRYING
                                       VALUE                AVG. DEBT-SERVICE           VALUE                AVG. DEBT-SERVICE
---------------------------------------------------------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                           $35                     1.15x                   $137                     0.89x
65% - 80%                                  777                     1.94x                  1,717                     2.27x
Less than 65%                            2,658                     2.34x                  3,081                     2.44x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $3,470                     2.23X                 $4,935                     2.34X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                           DECEMBER 31, 2013                         DECEMBER 31, 2012
                                     CARRYING              PERCENT OF          CARRYING              PERCENT OF
                                      VALUE                   TOTAL             VALUE                   TOTAL
------------------------------------------------------------------------------------------------------------------
East North Central                        $79                   2.3%                $97                   2.0%
Middle Atlantic                           255                   7.3%                370                   7.5%
Mountain                                   40                   1.2%                 62                   1.3%
New England                               163                   4.7%                231                   4.7%
Pacific                                 1,019                  29.4%              1,504                  30.5%
South Atlantic                            548                  15.8%              1,012                  20.5%
West North Central                         17                   0.5%                 16                   0.3%
West South Central                        144                   4.1%                234                   4.7%
Other (1)                               1,205                  34.7%              1,409                  28.5%
                                     --------                 -----            --------                 -----
          TOTAL MORTGAGE LOANS         $3,470                   100%             $4,935                   100%
                                     --------                 -----            --------                 -----

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                           DECEMBER 31, 2013                         DECEMBER 31, 2012
                                     CARRYING              PERCENT OF          CARRYING              PERCENT OF
                                      VALUE                   TOTAL             VALUE                   TOTAL
------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                             $93                   2.7%               $109                   2.2%
 Industrial                             1,182                  34.1%              1,519                  30.8%
 Lodging                                   27                   0.8%                 81                   1.6%
 Multifamily                              576                  16.6%                869                  17.6%
 Office                                   723                  20.8%              1,120                  22.7%
 Retail                                   745                  21.5%              1,047                  21.2%
 Other                                    124                   3.5%                190                   3.9%
                                     --------                 -----            --------                 -----
          TOTAL MORTGAGE LOANS         $3,470                   100%             $4,935                   100%
                                     --------                 -----            --------                 -----

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral or investment manager and as an investor through normal investment activities, as well as a means of accessing capital through a contingent capital facility. For further information on the facility, see Note 10 -- Debt of Notes to Consolidated Financial Statements.

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its collateral or investment management services and original investment.

                                                     DECEMBER 31, 2013
                                                                                 MAXIMUM
                                    TOTAL                  TOTAL               EXPOSURE TO
                                    ASSETS            LIABILITIES (1)            LOSS (2)
---------------------------------------------------------------------------------------------
CDOs (3)                               $12                   $13                    $ --
Investment funds (4)                   134                    20                     119
Limited partnerships                     4                     2                       2
                                    ------                  ----                  ------
                        TOTAL         $150                   $35                    $121
                                    ------                  ----                  ------

                                                      DECEMBER 31, 2012
                                                                                   MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------  ----------------------------------------------------------------
CDOs (3)                               $89                     $88                      $7
Investment funds (4)                   132                      20                     110
Limited partnerships                     6                       3                       3
                                    ------                  ------                  ------
                        TOTAL         $227                    $111                    $120
                                    ------                  ------                  ------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company' s investment.

(3) Total assets included in fixed maturities, AFS in the Company's Consolidated Balance Sheets.

(4) Total assets included in fixed maturities, FVO, short-term investments, and equity, AFS in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2013 and 2012. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

REPURCHASE AND DOLLAR ROLL AGREEMENTS AND OTHER COLLATERAL TRANSACTIONS

The Company enters into repurchase agreements and dollar roll transactions to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase agreement where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of repurchase agreements and dollar roll transactions, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. Repurchase agreements include master netting provisions that provide the counterparties the right to set off claims and apply securities held by them in respect of their obligations in the event of a default. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.

As of December 31, 2013, the Company has no outstanding repurchase agreements or dollar roll transactions. As of December 31, 2012, the Company reported financial collateral pledged relating to repurchase agreements of $923 in fixed maturities, AFS on the Consolidated Balance sheets. The Company reported a corresponding obligation to repurchase these securities of $923 in other liabilities on the Consolidated Balance sheets. With respect to dollar roll transactions, the Company reported financial collateral pledged with a fair value of $692 in fixed maturities, AFS with a corresponding obligation to repurchase $692 reported in other liabilities, as of December 31, 2012.

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2013 and 2012 the fair value of securities on deposit was approximately $13 and $14, respectively.

Refer to Derivative Collateral Arrangements section of this note for disclosure of collateral in support of derivative transactions.

EQUITY METHOD INVESTMENTS

The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"), are accounted for under the equity method of accounting. The Company's maximum exposure to loss as of December 31, 2013 is limited to the total carrying value of $0.9 billion. In addition, the Company has outstanding commitments totaling approximately $223, to fund limited partnership and other alternative investments as of December 31, 2013. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2013, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $77.2 billion and $75.3 billion as of December 31, 2013 and 2012, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $10.7 billion and $9.6 billion as of December 31, 2013 and 2012, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.8 billion, $0.9 billion and $1.2 billion for the periods ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $7.1 billion, $6.5 billion, and $8.1 billion for the periods ended December 31, 2013, 2012 and 2011, respectively. As of, and for the period ended, December 31, 2013, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also purchases and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities closely match the terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities, or liability contracts, or convert securities, or liabilities, denominated in a foreign currency to US dollars. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. The Company also enters into forward starting swap agreements primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates. Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting or "non-qualifying strategies" primarily include the hedge programs for our U.S. and international variable annuity products as well as the hedging and replication strategies through the use of credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting. These non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company may use interest rate swaps, swaptions, caps, floors and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2013 and 2012 the notional amount of interest rate swaps in offsetting relationships was $4.5 billion and $5.1 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

The Company formerly offered certain variable annuity products with a guaranteed minimum income benefit ("GMIB") rider through a wholly-owned Japanese subsidiary. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

The Company formerly offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT CONTRACTS

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company formerly offered certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company has entered into equity index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. The Company also enters into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders in the U.S. The GMWB product is a bifurcated embedded derivative ("U.S. GMWB product derivatives") that has a notional value equal to the guaranteed remaining balance ("GRB"). The Company uses reinsurance contracts to transfer a portion of its risk of loss due to U.S GMWB. The reinsurance contracts covering U.S. GMWB ("U.S. GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

The Company utilizes derivatives ("U.S. GMWB hedging derivatives") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the un-reinsured GMWB due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                   NOTIONAL AMOUNT                                   FAIR VALUE
                                       DECEMBER 31,              DECEMBER 31,         DECEMBER 31,               DECEMBER 31,
                                           2013                      2012                 2013                       2012
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                            $7,839                    $7,787                $74                       $238
Equity swaps, options, and futures           4,237                     5,130                 44                        267
Interest rate swaps and futures              6,615                     5,705                (77)                        67
                                         ---------                 ---------              -----                     ------
                             TOTAL         $18,691                   $18,622                $41                       $572
                                         ---------                 ---------              -----                     ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. The following table represents notional and fair value for the U.S. macro hedge program.

                                                 NOTIONAL AMOUNT                                    FAIR VALUE
                                     DECEMBER 31,               DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                         2013                       2012                  2013                       2012
---------------------------------------------------------------------------------------------------------------------------------
Equity options and swaps                  9,934                      7,442                  139                        286
                                       --------                   --------               ------                     ------
                          TOTAL          $9,934                     $7,442                 $139                       $286
                                       --------                   --------               ------                     ------

INTERNATIONAL PROGRAM

The Hartford formerly offered certain variable annuity products in Japan with GMWB or GMAB riders, which are bifurcated embedded derivatives ("International program product derivatives"). The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") which is generally equal to premiums less withdrawals. If the policyholder's account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the International program product derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

The Company has reinsured certain of these GMWB and GMAB riders from an affiliate. See Note 13 -- Transactions with Affiliates for further discussion.

The Company enters into derivative contracts ("International program hedging instruments") to hedge a portion of the capital market risk exposures associated with the guaranteed benefits associated with the international variable annuity contracts. During 2013, the Company expanded its hedging program to substantially reduce equity and foreign currency exchange risk. The program is primarily focused on the risks that have been reinsured to the Company's U.S. legal entities although certain hedges, predominantly options, are also held directly in HLIKK. The hedging derivatives collectively held in these entities are comprised of equity futures, options, swaps and currency forwards and options to hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan.

The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

The following table represents notional and fair value for the international program hedging instruments.

                                                    NOTIONAL AMOUNT                                   FAIR VALUE
                                         DECEMBER 31,              DECEMBER 31,         DECEMBER 31,             DECEMBER 31,
                                             2013                      2012                 2013                     2012
---------------------------------------------------------------------------------------------------------------------------------
Credit derivatives                              350                        350                 5                         28
Currency forwards (1)                         8,778                      9,327                24                        (87)
Currency options                              8,408                      9,710               (58)                       (49)
Equity futures                                  999                      1,206                --                         --
Equity options                                1,022                      2,621               (63)                      (105)
Equity swaps                                  3,830                      2,683               (95)                       (12)
Customized swaps                                 --                        899                --                        (11)
Interest rate futures                           566                        634                --                         --
Interest rate swaps and swaptions            33,072                     21,018               160                        131
                                           --------                  ---------              ----                    -------
                              TOTAL         $57,025                    $48,448              $(27)                     $(105)
                                           --------                  ---------              ----                    -------

(1) As of December 31, 2013 and 2012 net notional amounts are $(1.6) billion and $0.1 billion, respectively, which include $3.6 billion and $4.7 billion, respectively, related to long positions and $5.2 billion and $4.6 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

As a reinsurer, the Company assumes the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

As of December 31, 2013 the Company had approximately $1.3 billion of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business structured as a reinsurance transaction. The assets are held in a trust established by the Company. The Company pays or receives cash quarterly to settle the results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value due to interest rate and credit risks of these assets. The notional amounts of the reinsurance contracts are the invested assets supporting the reinsured reserves and are carried at fair value.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The following table summarizes the balance sheet classification of the Company's derivative related fair value amounts as well as the gross asset and liability fair value amounts. For reporting purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements. The fair value amounts presented below do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk. In addition, the tables below exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

                                                         NET DERIVATIVES
                                           NOTIONAL AMOUNT                 FAIR VALUE
                                       Dec31,          Dec31,         Dec31,        Dec31,
HEDGE DESIGNATION/ DERIVATIVE TYPE      2013            2012           2013          2012
------------------------------------------------------------------------------------------------
CASH FLOW HEDGES
 Interest rate swaps                     $3,215          $3,863           $16          $167
 Foreign currency swaps                     143             163            (5)          (17)
                                      ---------       ---------       -------       -------
              TOTAL CASH FLOW HEDGES      3,358           4,026            11           150
                                      ---------       ---------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                      1,261             753           (24)          (55)
 Foreign currency swaps                      --              40            --            16
                                      ---------       ---------       -------       -------
             TOTAL FAIR VALUE HEDGES      1,261             793           (24)          (39)
                                      ---------       ---------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures              4,633          13,432          (368)         (363)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 118             182            (4)           (9)
  Japan 3Win foreign currency swaps       1,571           1,816          (354)         (127)
  Japanese fixed annuity hedging
   instruments                            1,436           1,652            (6)          224
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                        243           1,539            (4)           (5)
  Credit derivatives that assume
   credit risk (1)                        1,507           1,981            27            (8)
  Credit derivatives in offsetting
   positions                              3,501           5,341            (3)          (22)
 EQUITY CONTRACTS
  Equity index swaps and options            131             791            (2)           35
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)       21,512          28,868           (36)       (1,249)
  U.S. GMWB reinsurance contracts         4,508           5,773            29           191
  U.S. GMWB hedging instruments          18,691          18,622            41           572
  U.S. macro hedge program                9,934           7,442           139           286
  International program product
   derivatives (2)                           --           1,876            --           (42)
  International program hedging
   instruments                           57,025          48,448           (27)         (105)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             11,999          18,287          (540)       (1,827)
  Coinsurance and modified
   coinsurance reinsurance contracts     29,423          44,985          (427)          890
                                      ---------       ---------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES    166,232         201,035        (1,535)       (1,559)
                                      ---------       ---------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES   $170,851        $205,854       $(1,548)      $(1,448)
                                      ---------       ---------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                       $196            $416           $(1)         $(20)
 Other investments                       40,564          37,809           272           581
 Other liabilities                       62,590          67,765          (825)           38
 Consumer notes                               9              26            (2)           (2)
 Reinsurance recoverable                 33,931          47,430          (398)        1,081
 Other policyholder funds and
  benefits payable                       33,561          52,408          (594)       (3,126)
                                      ---------       ---------       -------       -------
                   TOTAL DERIVATIVES   $170,851        $205,854       $(1,548)      $(1,448)
                                      ---------       ---------       -------       -------

                                                 ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                                    FAIR VALUE                                FAIR VALUE
                                          Dec 31,                Dec 31,            Dec31,                  Dec31,
HEDGE DESIGNATION/ DERIVATIVE TYPE          2013                   2012              2013                    2012
------------------------------------  ----------------------------------------------------------------------------------
CASH FLOW HEDGES
 Interest rate swaps                          $49                   $167               $(33)                   $ --
 Foreign currency swaps                         2                      3                 (7)                    (20)
                                           ------                 ------            -------                 -------
              TOTAL CASH FLOW HEDGES           51                    170                (40)                    (20)
                                           ------                 ------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                            2                     --                (26)                    (55)
 Foreign currency swaps                        --                     16                 --                      --
                                           ------                 ------            -------                 -------
             TOTAL FAIR VALUE HEDGES            2                     16                (26)                    (55)
                                           ------                 ------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                  123                    436               (491)                   (799)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                     6                      5                (10)                    (14)
  Japan 3Win foreign currency swaps            --                     --               (354)                   (127)
  Japanese fixed annuity hedging
   instruments                                 88                    228                (94)                     (4)
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                           --                      3                 (4)                     (8)
  Credit derivatives that assume
   credit risk (1)                             28                     17                 (1)                    (25)
  Credit derivatives in offsetting
   positions                                   35                     56                (38)                    (78)
 EQUITY CONTRACTS
  Equity index swaps and options               18                     45                (20)                    (10)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)             --                     --                (36)                 (1,249)
  U.S. GMWB reinsurance contracts              29                    191                 --                      --
  U.S. GMWB hedging instruments               333                    743               (292)                   (171)
  U.S. macro hedge program                    178                    356                (39)                    (70)
  International program product
   derivatives (2)                             --                     --                 --                     (42)
  International program hedging
   instruments                                649                    657               (676)                   (762)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                   --                     --               (540)                 (1,827)
  Coinsurance and modified
   coinsurance reinsurance contracts          383                  1,566               (810)                   (676)
                                           ------                 ------            -------                 -------
     TOTAL NON-QUALIFYING STRATEGIES        1,870                  4,303             (3,405)                 (5,862)
                                           ------                 ------            -------                 -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES       $1,923                 $4,489            $(3,471)                $(5,937)
                                           ------                 ------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                         $ --                   $ --                $(1)                   $(20)
 Other investments                            721                  1,049               (449)                   (468)
 Other liabilities                            789                  1,683             (1,614)                 (1,645)
 Consumer notes                                --                     --                 (2)                     (2)
 Reinsurance recoverable                      413                  1,757               (811)                   (676)
 Other policyholder funds and
  benefits payable                             --                     --               (594)                 (3,126)
                                           ------                 ------            -------                 -------
                   TOTAL DERIVATIVES       $1,923                 $4,489            $(3,471)                $(5,937)
                                           ------                 ------            -------                 -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2012 was primarily due to the following:

- The decrease in notional amount of non-qualifying interest rate contracts primarily resulted from the termination of interest rate swaptions purchased during the third quarter of 2012 designed to hedge the interest rate risk of the securities being transferred related to the sale of the Retirement Plan business segment.

- The decrease in notional amount related to the U.S. GMWB product derivatives was primarily driven by product lapses and partial withdrawals.

- The decrease in notional amount related to the international program product derivatives was due to the GWMB embedded derivative disposed of as part of the sale of HLIL. For additional information on the sale agreement, refer to
    Note 2 -- Business Dispositions of Notes to Consolidated Financial
    Statements.

- The decrease in notional amount of coinsurance and modified coinsurance reinsurance contracts primarily resulted from policyholder surrender activity and the termination of embedded derivatives as part of Individual Life and Retirement Plans business dispositions. For additional information on the sale agreement, refer to Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

- The decrease in notional amount of GMAB, GMWB, and GMIB reinsurance contracts was primarily driven by policyholder surrender activity.

- The increase in notional amount related to the international program hedging instruments resulted from the Company expanding its hedging program related to international product program guarantees from the business reinsured from HLIKK in the first quarter of 2013.

CHANGE IN FAIR VALUE

The net decrease in the total fair value of derivative instruments since December 31, 2012 was primarily related to the following:

- The fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps decreased primarily due to a depreciation of the Japanese yen in relation to the U.S. dollar.

- The fair value related to the cash flow hedging interest rate swaps decreased primarily due to an increase in U.S. interest rates.

- GMAB, GMWB and GMIB reinsurance contracts represent the guarantees that are internally reinsured from HLIKK. The fair value of these liabilities has improved as a result of a sustained recovery in the equity markets, exchange rates, interest rates, and volatility. For a discussion related to the reinsurance agreement refer to Note 13 --Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The Coinsurance and modified coinsurance reinsurance contracts represents U.S. and International guarantees that are ceded to an affiliate. The primary driver of the decline in the fair value of these derivatives is a result of changes in the unrealized gains/losses of the underlying portfolios associated with these contracts as well as policyholder surrender activity. For a discussion related to the reinsurance agreement refer to
    Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The fair value associated with the international program hedging instruments decreased primarily due to an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The increase in fair value related to the combined U.S. GMWB hedging program, which includes the U.S. GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

OFFSETTING OF DERIVATIVE ASSETS/LIABILITIES

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described above. Also included in the tables are financial collateral receivables and payables, which is contractually permitted to be offset upon an event of default, although is disallowed for offsetting under U.S. GAAP.

                            AS OF DECEMBER 31, 2013

                                         (I)                     (II)
                                  GROSS AMOUNTS OF          GROSS AMOUNTS
                                     RECOGNIZED       OFFSET IN THE STATEMENT OF
                                       ASSETS             FINANCIAL POSITION
--------------------------------------------------------------------------------
DESCRIPTION
 Other investments                      $1,510                  $1,290
                                       -------                 -------

                                            (III) = (I) - (II)
                                 NET AMOUNTS PRESENTED IN THE
                                 STATEMENT OF FINANCIAL POSITION
                                                      ACCRUED INTEREST AND
                                   DERIVATIVE           CASH COLLATERAL
                                   ASSETS (1)             RECEIVED (2)
-------------------------------  -----------------------------------------
DESCRIPTION
 Other investments                    $272                    $(52)
                                      ----                    ----

                                                 (IV)
                                  COLLATERAL DISALLOWED FOR OFFSET IN
                                  THE STATEMENT OF FINANCIAL POSITION   (V) = (III) - (IV)

                                         FINANCIAL COLLATERAL
                                             RECEIVED (4)                   NET AMOUNT
-------------------------------  ---------------------------------------------------------
DESCRIPTION
 Other investments                               $121                          $99
                                                 ----                          ---

                                         GROSS AMOUNTS OF         GROSS AMOUNTS
                                            RECOGNIZED      OFFSET IN THE STATEMENT OF     DERIVATIVE
                                           LIABILITIES          FINANCIAL POSITION      LIABILITIES (3)
--------------------------------------------------------------------------------------------------------
DESCRIPTION
 Other liabilities                            $(2,063)                $(1,308)                $(825)
                                             --------                --------                ------

                                         ACCRUED INTEREST AND
                                           CASH COLLATERAL       FINANCIAL COLLATERAL
                                             PLEDGED (3)             PLEDGED (4)         NET AMOUNT
--------------------------------------  -------------------------------------------------------------
DESCRIPTION
 Other liabilities                               $70                    $(826)               $71
                                                 ---                    -----                ---

                            AS OF DECEMBER 31, 2012

                                        (I)                      (II)
                                  GROSS AMOUNTS OF          GROSS AMOUNTS
                                     RECOGNIZED       OFFSET IN THE STATEMENT OF
                                       ASSETS             FINANCIAL POSITION
---------------------------------------------------------------------------------
DESCRIPTION
 Other investments                     $2,732                   $2,238
                                       ------                  -------

                                            (III) = (I) - (II)
                                 NET AMOUNTS PRESENTED IN THE
                                 STATEMENT OF FINANCIAL POSITION
                                                      ACCRUED INTEREST AND
                                   DERIVATIVE           CASH COLLATERAL
                                   ASSETS (1)             RECEIVED (2)
-------------------------------  -----------------------------------------
DESCRIPTION
 Other investments                    $581                    $(87)
                                      ----                    ----

                                                (IV)
                                 COLLATERAL DISALLOWED FOR OFFSET IN
                                 THE STATEMENT OF FINANCIAL POSITION  (V) = (III) - (IV)

                                        FINANCIAL COLLATERAL
                                            RECEIVED (4)                  NET AMOUNT
-------------------------------  -------------------------------------------------------
DESCRIPTION
 Other investments                              $490                          $4
                                                ----                         ---

                                         GROSS AMOUNTS OF           GROSS AMOUNTS
                                            RECOGNIZED        OFFSET IN THE STATEMENT OF      DERIVATIVE
                                            LIABILITIES           FINANCIAL POSITION        LIABILITIES (3)
------------------------------------------------------------------------------------------------------------
DESCRIPTION
 Other liabilities                            $(2,113)                 $(1,759)                   $38
                                              -------                   ------                   ----

                                        ACCRUED INTEREST AND
                                           CASH COLLATERAL      FINANCIAL COLLATERAL
                                             PLEDGED (3)            PLEDGED (4)          NET AMOUNT
--------------------------------------  -------------------------------------------------------------
DESCRIPTION
 Other liabilities                              $(392)                 $(300)               $(54)
                                                -----                  -----                ----

(1)  Included in other investments in the Company's Consolidated Balance Sheets.

(2) Included in other assets in the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

(3) Included in other liabilities in the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

(4) Excludes collateral associated with exchange-traded derivatives instruments.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                 GAIN (LOSS) RECOGNIZED IN OCI
                               ON DERIVATIVE (EFFECTIVE PORTION)
                            2013              2012              2011
--------------------------------------------------------------------------
Interest rate swaps          $(158)             $26              $245
Foreign currency swaps          12              (18)               (5)
                           -------            -----            ------
                    TOTAL    $(146)              $8              $240
                           -------            -----            ------

                                     NET REALIZED CAPITAL GAINS (LOSSES)
                                           RECOGNIZED IN INCOME ON
                                       DERIVATIVE (INEFFECTIVE PORTION)
                                2013                 2012                 2011
-------------------------  --------------------------------------------------------
Interest rate swaps              $(2)                $ --                  $(2)
Foreign currency swaps            --                   --                   --
                                ----                 ----                 ----
                    TOTAL        $(2)                $ --                  $(2)
                                ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                            GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                             INTO INCOME (EFFECTIVE PORTION)
                                                                                          2013         2012             2011
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                                  Net realized capital gains (losses)    $70          $85              $6
Interest rate swaps                                         Net investment income (loss)     57           97              77
Foreign currency swaps                               Net realized capital gains (losses)      4           (4)             (1)
                                                                                         ------       ------            ----
                                                                                  TOTAL    $131         $178             $82
                                                                                         ------       ------            ----

As of December 31, 2013, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $ 46. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows.

During the year ended December 31, 2013 , the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the year ended December 31, 2012 , the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $ 91 which primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual Life and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2. For the year ended December 31, 2011, the Company had no net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                               GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                       2013                                       2012
                                                                HEDGED                                      HEDGED
                                         DERIVATIVE              ITEM               DERIVATIVE               ITEM
---------------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)         $27                  $(24)                  $(3)                 $(3)
Foreign currency swaps
 Net realized capital gains (losses)           1                    (1)                   (7)                   7
 Benefits, losses and loss adjustment
  expenses                                    (2)                    2                    (6)                   6
                                             ---                 -----                 -----                 ----
                                 TOTAL       $26                  $(23)                 $(16)                 $10
                                             ---                 -----                 -----                 ----

                                        GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                        2011
                                                                  HEDGED
                                          DERIVATIVE               ITEM
--------------------------------------  ------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $(58)                 $54
Foreign currency swaps
 Net realized capital gains (losses)            (1)                   1
 Benefits, losses and loss adjustment
  expenses                                     (22)                  22
                                             -----                 ----
                                 TOTAL        $(81)                 $77
                                             -----                 ----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                            DECEMBER 31,
                                                 2013            2012           2011
------------------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors, and
  forwards                                           $(5)            $26          $20
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards                   4              10            1
 Japan 3Win foreign currency swaps (1)              (268)           (300)          31
 Japanese fixed annuity hedging instruments
  (2)                                               (207)           (178)         109
CREDIT CONTRACTS
 Credit derivatives that purchase credit
  protection                                         (20)            (19)          (8)
 Credit derivatives that assume credit risk           46             204         (141)
EQUITY CONTRACTS
 Equity index swaps and options                      (22)            (31)         (67)
VARIABLE ANNUITY HEDGE PROGRAM
 U.S. GMWB product derivatives                     1,306           1,430         (780)
 U.S. GMWB reinsurance contracts                    (192)           (280)         131
 U.S. GMWB hedging instruments                      (852)           (631)         252
 U.S. macro hedge program                           (234)           (340)        (216)
 International program hedging instruments          (963)         (1,145)         639
OTHER
 GMAB, GMWB, and GMIB reinsurance contracts        1,107           1,233         (326)
 Coinsurance and modified coinsurance
  reinsurance contracts                           (1,405)         (1,901)         375
                                               ---------       ---------       ------
                                    TOTAL (3)    $(1,705)        $(1,922)         $20
                                               ---------       ---------       ------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was $250, $189 and $(100) for the years ended December 31, 2013, 2012 and 2011, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $324, $245 and $(129) for the years ended December 31, 2013, 2012, and 2011, respectively.

(3) Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

For the year ended December 31, 2013 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japanese fixed annuity hedging instruments and the Japan 3Win foreign currency swaps was primarily due to a depreciation of the Japanese yen in relation to the U.S. dollar.

- The net loss on the U.S. macro hedge program was primarily due to an improvement in domestic equity markets, an increase in interest rates and a decline in equity volatility.

For the year ended December 31, 2012 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

- The net loss on the U.S. macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japan 3Win foreign currency swaps and Japanese fixed annuity hedging instruments was primarily due to the depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

- The gain on credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

For the year ended December 31, 2011 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, a decline in global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on the U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

Refer to Note 12 -- Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2013 and 2012.

                            AS OF DECEMBER 31, 2013

                                                             WEIGHTED
                                                             AVERAGE
                         NOTIONAL           FAIR             YEARS TO
                        AMOUNT (2)          VALUE            MATURITY
--------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade
  risk exposure             $735               $6             2 years
 Below investment
  grade risk
  exposure                    24               --              1 year
Basket credit
 default swaps (4)
 Investment grade
  risk exposure            1,912               25             3 years
 Below investment
  grade risk
  exposure                    87                8             5 years
 Investment grade
  risk exposure              235               (5)            3 years
 Below investment
  grade risk
  exposure                   115              (18)            3 years
Embedded credit
 derivatives
 Investment grade
  risk exposure              150              145             3 years
                          ------            -----            --------
          TOTAL (5)       $3,258             $161
                          ------            -----


                               UNDERLYING REFERENCEDVERAGE          OFFSETTING
                              CREDIT OBLIGATION(S) (1)EDIT           NOTIONAL         OFFSETTING
                            TYPE                    RATING          AMOUNT (3)      FAIR VALUE (3)
-------------------  ------------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade      Corporate Credit/
  risk exposure             Foreign Gov.                 A              $592              $(4)
 Below investment
  grade risk
  exposure              Corporate Credit               CCC                25               --
Basket credit
 default swaps (4)
 Investment grade
  risk exposure         Corporate Credit              BBB+               784              (10)
 Below investment
  grade risk
  exposure              Corporate Credit               BB-                --               --
 Investment grade
  risk exposure              CMBS Credit                 A               235                5
 Below investment
  grade risk
  exposure                   CMBS Credit                B-               115               18
Embedded credit
 derivatives
 Investment grade
  risk exposure         Corporate Credit              BBB+                --               --
                     -------------------            ------            ------             ----
          TOTAL (5)                                                   $1,751               $9
                                                                      ------             ----

                            AS OF DECEMBER 31, 2012

                                                                            UNDERLYING REFERENCED
                                                                           CREDIT OBLIGATION(S) (1)
                                                            WEIGHTED
                                                             AVERAGE
                         NOTIONAL           FAIR            YEARS TO
                        AMOUNT (2)          VALUE           MATURITY              TYPE
---------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade         $1,787               $8            3 years         Corporate Credit/
  risk exposure                                                                   Foreign Gov.
 Below investment            114               (1)            1 year          Corporate Credit
  grade risk
  exposure
Basket credit
 default swaps (4)
 Investment grade          2,074               11            2 years          Corporate Credit
  risk exposure
 Investment grade            237              (12)           4 years               CMBS Credit
  risk exposure
 Below investment            115              (27)           4 years               CMBS Credit
  grade risk
  exposure
Embedded credit
 derivatives
 Investment grade            325              296            4 years          Corporate Credit
  risk exposure
                          ------            -----            -------       -------------------
          TOTAL (5)       $4,652             $275
                          ------            -----

                     UNDERLYING REFERENCED
                   CREDIT OBLIGATION(S) (1)

                         AVERAGE          OFFSETTING
                          CREDIT           NOTIONAL         OFFSETTING
                          RATING          AMOUNT (3)      FAIR VALUE (3)
-------------------  ----------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade              A              $878             $(19)
  risk exposure
 Below investment             B+               114               (3)
  grade risk
  exposure
Basket credit
 default swaps (4)
 Investment grade           BBB+             1,326               (6)
  risk exposure
 Investment grade              A               238               12
  risk exposure
 Below investment             B+               115               27
  grade risk
  exposure
Embedded credit
 derivatives
 Investment grade           BBB-                --               --
  risk exposure
                          ------            ------             ----
          TOTAL (5)                         $2,671              $11
                                            ------             ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and clearing house rules and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses going forward.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.3 billion and $2.4 billion as of December 31, 2013 and 2012, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

(5) Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

DERIVATIVE COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2013 and 2012, the Company pledged securities collateral associated with derivative instruments with a fair value of $865 and $370, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a fair value of $290 and $179, respectively, as of December 31, 2013 and 2012 which have been included in short-term investments on the Consolidated Balance Sheets.

As of December 31, 2013 and 2012, the Company accepted cash collateral associated with derivative instruments with a fair value of $171 and $607, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other liabilities. The Company also accepted securities collateral as of December 31, 2013 and 2012 of $121 and $490, respectively, of which the Company has the ability to sell or repledge $117 and $348, respectively. As of December 31, 2013 and 2012, the fair value of repledged securities totaled $39 and $0, respectively, and the Company did not sell any securities. In addition, as of December 31, 2013 and 2012, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

5.  REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company's procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers. The Company entered into two reinsurance transactions in connection with the sales of its Retirement Plans and Individual Life businesses in January 2013. For further discussion of these transactions, see Note 2 -- Business Dispositions of Notes to the Consolidated Financial Statements.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $915, $302, and $252 for the years ended

December 31, 2013, 2012, and 2011, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

The Company also maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $71, $94, and $106 in December 31, 2013, 2012, and 2011, respectively. The Company ceded accident and health premiums to HLA of $152, $177, and $191, respectively.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). Under this transaction, the Company ceded $31, $58, and $61 in December 31, 2013, 2012, and 2011. For further information regarding the WRR reinsurance agreement, see Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., reinsured to the Company in-force and prospective MVA annuities sold from September 1, 2004 to June 1, 2009. As of December 31, 2013 and 2012, $1.5 billion and $2.1 billion, respectively, of the account value had been assumed by the Company.

REINSURANCE RECOVERABLES

Life insurance product reinsurance recoverables represent loss and loss adjustment expense recoverable from a number of reinsurers. The Company's reinsurance recoverables are summarized as follows:

                                                              DECEMBER, 31
--------------------------------------------------------------------------------
REINSURANCE RECOVERABLES                                  2013            2012
                                                        ---------       --------
Future policy benefits and unpaid loss and loss
 adjustment expenses:
 Sold businesses (MassMutual and Prudential)              $18,969           $ --
 Other reinsurers                                             825          2,893
                                                        ---------       --------
                          NET REINSURANCE RECOVERABLES    $19,794         $2,893
                                                        ---------       --------

As of December 31, 2013, the Company has reinsurance recoverables of $9.5 billion each from MassMutual and Prudential. These reinsurance recoverables are secured by invested assets held in trust for the benefit of the Company in the event of a default by the reinsurers. As of December 31, 2013, the fair value of assets held in trust securing the reinsurance recoverables from MassMutual and Prudential were $9.5 billion and $7.1 billion, respectively. As of December 31, 2013, the net reinsurance recoverables from Prudential represents approximately 29% of the Company's consolidated stockholders' equity. As of December 31, 2013, the Company has no other reinsurance-related concentrations of credit risk greater than 10% of the Company's consolidated stockholder's equity.

INSURANCE REVENUES

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                       2013           2012           2011
                                     --------       --------       --------
Gross fee income, earned premiums
 and other                             $3,502         $3,739         $4,147
Reinsurance assumed                        13              8             13
Reinsurance ceded                      (1,869)          (698)          (733)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $1,646         $3,049         $3,427
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in the DAC balance are as follows:

                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                       2013                  2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                                            $ 3,072             $ 3,448                  $ 3,694
Deferred costs                                                               16                 329                      381
Amortization -- DAC                                                        (124)               (280)                    (290)
Amortization -- Unlock benefit (charge), pre-tax                           (104)                (44)                    (137)
Amortization -- DAC from discontinued operations                             --                 (35)                     (47)
Amortization -- DAC related to business dispositions (1),(2)             (2,229)                 --                       --
Adjustments to unrealized gains and losses on securities
 available-for-sale and other (3)                                            58                (346)                    (154)
Effect of currency translation                                               --                  --                        1
                                                                       --------            --------                 --------
                                               BALANCE, END OF PERIOD      $689              $3,072                   $3,448
                                                                       --------            --------                 --------

(1) Includes accelerated amortization of $352 and $2,374 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

(2) Includes previously unrealized gains on securities AFS of $148 and $349 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013.

(3) Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products.

As of December 31, 2013, estimated future net amortization expense of present value of future profits for the succeeding five years is $5, $4, $4, $3 and $3 in 2014, 2015, 2016, 2017 and 2018 respectively.

7. GOODWILL

The reporting units of the Company for which goodwill was allocated include Mutual Funds, Retirement Plans and Individual Life.

YEAR ENDED DECEMBER 31, 2013

During the first quarter of 2013, the Company completed the sale of its Retirement Plans business to Mass Mutual and its Individual Life business to Prudential. Accordingly, the carrying value of each reporting unit's goodwill of $87 and $163, respectively, was reduced and is included in reinsurance loss on disposition in the Company's Consolidated Statement of Operations. For further information on the disposition of the Retirement Plans and Individual Life businesses, see Note 2 --Business Dispositions of Notes to Consolidated Financial Statements.

YEAR ENDED DECEMBER 31, 2012

During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter; however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 as of December 31, 2012.

YEAR ENDED DECEMBER 31, 2011

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                               UL SECONDARY
                                                GMDB            GUARANTEES
------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2013         $ 944               $ 363
Incurred                                          183                 294
Paid                                             (135)                 --
Unlock                                           (116)                  2
Impact of reinsurance transaction                  --               1,143
Currency translation adjustment                   (27)                 --
                                               ------            --------
LIABILITY BALANCE AS OF DECEMBER 31,
 2013                                            $849              $1,802
                                               ------            --------
REINSURANCE RECOVERABLE ASSET, AS OF
 JANUARY 1, 2013                                $ 608                $ 21
Incurred                                          104                 296
Paid                                              (98)                 --
Unlock                                            (81)                 --
Impact of reinsurance transaction                  --               1,485
                                               ------            --------
REINSURANCE RECOVERABLE ASSET, AS OF
 DECEMBER 31, 2013                               $533              $1,802
                                               ------            --------

                                                            UL SECONDARY
                                            GMDB             GUARANTEES
---------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2012    $ 1,158              $ 228
Incurred                                       228                113
Paid                                          (258)                --
Unlock                                        (181)                22
Currency translation adjustment                 (3)                --
                                          --------             ------
LIABILITY BALANCE AS OF DECEMBER 31,
 2012                                         $944               $363
                                          --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF
 JANUARY 1, 2012                             $ 724               $ 22
Incurred                                       121                 (1)
Paid                                          (121)                --
Unlock                                        (116)                --
                                          --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF
 DECEMBER 31, 2012                            $608                $21
                                          --------             ------

The following table presents details concerning GMDB and GMIB exposure as of December 31, 2013:

     INDIVIDUAL VARIABLE AND GROUP ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                  RETAINED
                                             ACCOUNT         NET AMOUNT          NET AMOUNT         WEIGHTED AVERAGE
                                              VALUE           AT RISK             AT RISK             ATTAINED AGE
                                           ("AV") (8)       ("NAR") (9)         ("RNAR") (9)          OF ANNUITANT
------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
 MAV only                                      $19,638          $2,914               $178                   69
 With 5% rollup (2)                              1,610             232                 16                   69
 With Earnings Protection Benefit Rider          4,862             629                 19                   67
  ("EPB") (3)
 With 5% rollup & EPB                              588             119                  5                   70
                                           -----------        --------             ------                  ---
 Total MAV                                      26,698           3,894                218
Asset Protection Benefit (APB) (4)              18,579             277                 55                   68
Lifetime Income Benefit (LIB) -- Death             773               9                  2                   66
 Benefit (5)
Reset (6) (5-7 years)                            3,286              74                 34                   69
Return of Premium (7) /Other                    12,476              71                 17                   67
                                           -----------        --------             ------                  ---
                      SUBTOTAL U.S. GMDB      $ 61,812         $ 4,325              $ 326                   68
 Less: General Account Value with U.S.           4,349
  GMBD
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES        57,463
                               WITH GMDB
    Separate Account Liabilities without        83,411
                               U.S. GMDB
                                           -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES      $140,874
                                           -----------
JAPAN GMDB (10),(11)                          $ 12,659           $ 167               $ --                   69
JAPAN GMIB (10),(11)                           $12,456            $102               $ --                   69
                                           -----------        --------             ------                  ---

(1) MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The GRB related to the Japan GMIB was $11.7 billion as of December 31, 2013. The GRB related to the Japan GMAB and GMWB was $304 as of December 31, 2013. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2013, 100% of NAR is reinsured to an affiliate. See Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

For a description of the Company's guaranteed living benefits that are accounted for at fair value, see Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                DECEMBER 31, 2013          DECEMBER 31, 2012
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities                     $52,858                    $58,208
 (including mutual funds)
Cash and cash equivalents               4,605                      6,940
                                    ---------                  ---------
                     TOTAL            $57,463                    $65,148
                                    ---------                  ---------

As of December 31, 2013 and December 31, 2012, approximately 17% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 83% and 84%, respectively, were invested in equity securities through these funds.

9.  SALES INDUCEMENTS

The Company offered enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Profits of Notes to Consolidated Financial Statements for more information concerning the Unlock.

Changes in sales inducement activity are as follows:

                                          FOR THE YEARS ENDED DECEMBER 31,
                                           2013         2012         2011
-------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD               $ 118        $ 186        $ 197
Sales inducements deferred                    --            4            6
Amortization -- Unlock                        (3)         (59)          (4)
Amortization charged to income                (8)         (13)         (13)
Amortization related to business             (71)          --           --
 dispositions (1)
                                          ------       ------       ------
BALANCE, END OF PERIOD                       $36         $118         $186
                                          ------       ------       ------

(1) Includes $22 and $49, related to sale of the Company's Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

10.  DEBT

COLLATERALIZED ADVANCES

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.25 billion in qualifying assets to secure FHLBB advances for 2014. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2013 and 2012, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2013, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2013 rates, either consumer price index plus 102 to 247 basis points, or indexed to the S&P 500, Dow Jones Industrials, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $14 in 2014, $32 in 2015, $18 in 2016, $12 in 2017 and $8 thereafter. For 2013, 2012 and 2011, interest credited to holders of consumer notes was $6, $10 and $15, respectively.

11.  INCOME TAX

Income (loss) from continuing operations before income taxes for the years ended December 31, 2013, 2012 and 2011 included income (loss) from domestic operations of $561, $531 and $(137) , respectively. There was no income (loss) from foreign operations for the years ended December 31, 2013, 2012 and 2011.

Income tax expense (benefit) is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                          2013           2012          2011
----------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
Current -- U.S. Federal                     $(208)         $139         $(206)
                                          -------       -------       -------
Deferred -- U.S. Federal Excluding NOL        405           (94)           46
 Carryforward
 U.S. Net Operating Loss Carryforward        (148)           (9)         (163)
                                          -------       -------       -------
                          TOTAL DEFERRED      257          (103)         (117)
                                          -------       -------       -------
            INCOME TAX EXPENSE (BENEFIT)      $49           $36         $(323)
                                          -------       -------       -------

Deferred tax assets (liabilities) include the following as of December 31:

                                             AS OF DECEMBER 31,
                                            2013            2012
------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition          $163            $424
 costs
Investment-related items                      1,516           1,244
Insurance product derivatives                   742           1,092
NOL Carryover                                   377             225
Minimum tax credit                              327             355
Foreign tax credit carryover                     44              33
Capital loss carryover                           --               5
Other                                            71              65
                                          ---------       ---------
               TOTAL DEFERRED TAX ASSETS      3,240           3,443
 Valuation Allowance                             --             (53)
                                          ---------       ---------
                 NET DEFERRED TAX ASSETS      3,240           3,390
                                          ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy            (650)           (356)
 acquisition costs and reserves
Net unrealized gain on investments             (403)         (1,432)
Employee benefits                               (52)            (45)
Depreciable and amortizable assets              (25)             --
                                          ---------       ---------
          TOTAL DEFERRED TAX LIABILITIES     (1,130)         (1,833)
                                          ---------       ---------
                TOTAL DEFERRED TAX ASSET     $2,110          $1,557
                                          ---------       ---------

As of December 31, 2013 and 2012, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $0 and $221, which have no expiration. The Company had a current income tax recoverable of $80 as of December 31, 2013 and a current income tax payable of $192 as of December 31, 2012.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $18 and $0 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $0 relating mostly to U.S. net operating losses, as of December 31, 2013 and $53, relating mostly to foreign net operating losses, as of December 31, 2012. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 are expected to conclude in 2015, with no material impact on the consolidated financial condition or results of operations. In addition, in 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction
(DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                          FOR THE YEARS ENDED DECEMBER 31,
                                           2013         2012         2011
--------------------------------------------------------------------------------
Tax provision (benefit) at the U.S.
 federal statutory rate                     $196         $186          $(48)
Dividends-received deduction                (135)        (140)         (201)
Foreign related investments                   (7)          (9)          (15)
Valuation Allowance                           --           --           (56)
Other                                         (5)          (1)           (3)
                                          ------       ------       -------
 INCOME TAX EXPENSE (BENEFIT)                $49          $36         $(323)
                                          ------       ------       -------

12. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third- party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $2, $17 and $19 for the years ended December 31, 2013, 2012 and 2011, respectively. Future minimum lease commitments as of December 31, 2013 are immaterial.

UNFUNDED COMMITMENTS

As of December 31, 2013, the Company has outstanding commitments totaling $253, of which $223 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $27 is largely related to commercial whole loans expected to fund in the first half of 2013. The remaining outstanding commitments are related to various funding obligations associated with private placement securities.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2013 and 2012, the liability balance was $21 and $42, respectively. As of December 31, 2013 and 2012, $27 and $27, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Company of New York (ELNY) insolvency.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2013, was $844. Of this $844 the legal entities have posted collateral of $945 in the normal course of business. In addition, the Company has posted collateral of $44 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2013, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require approximately an additional $5 to be posted as collateral. Based on derivative market values as of December 31, 2013, a downgrade of two levels below the current financial strength ratings by either Moody's or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

13.  TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2013 and 2012, the Company had $54 and $53 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2013, 2012, and 2011, the Company recorded earned premiums of $8, $28, and $12 for these intercompany claim annuities. In 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012 in connection with HLA's reorganization of its Mutual Funds business. The Company no longer has any significant continuing involvement in HLI's Mutual Funds business.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2013 and 2012, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., reinsured to the Company in-force and prospective MVA annuities sold from September 1, 2004 to June 1, 2009. As of December 31, 2013 and 2012, $1.5 billion and $2.1 billion, respectively, of the account value had been assumed by the Company.

HLAI assumed from HLIKK GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006 and GMIB riders issued on or after April 1, 2005. HLAI assumed certain in-force and prospective GMAB, GMIB and GMDB riders issued on or after February 5, 2007 by HLIKK. HLAI assumed certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008 by HLIKK. HLAI assumed certain in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK.

The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserve which is not reported at fair value. The liability for the assumed GMDB reinsurance was $0 and $22 and the net amount at risk for the assumed GMDB reinsurance was $0.2 billion and $2.7 billion at December 31, 2013 and 2012, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $0.5 billion and $1.8 billion at December 31, 2013 and 2012, respectively.

As of December 31, 2012, HLAI had a reinsurance agreement with Hartford Life Limited, ("HLL"), a wholly owned UK subsidiary of HLAI, that assumed 100% of the risks associated with GMDB and GMWB written by and in-force with HLL as of November 1, 2010. The liability for the assumed GMDB reinsurance was $4 and the net amount at risk for the assumed GMDB reinsurance was $42, as of December 31, 2012. On December 12, 2013, the Company completed the sale of HLIL in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company. For further information concerning this transaction, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

While the form of the agreements between HLAI and HLIKK for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $4 and $0 at December 31, 2013 and 2012, respectively.

REINSURANCE CEDED TO AFFILIATES

HLAI has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with WRR. HLAI cedes to WRR variable annuity contracts, associated riders, and payout annuities written by HLAI; annuity contracts and associated riders assumed by HLAI under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by HLAI from HLIKK; and, up until the sale of HLL on December 12, 2013, GMDB and GMWB riders assumed by HLAI from HLL.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

The impact of this transaction on the Company's Consolidated Statements of Operations is as follows:

                                       FOR THE YEARS ENDED DECEMBER 31,
                                      2013            2012           2011
--------------------------------------------------------------------------------
Earned premiums                          $(31)           $(58)         $(61)
Net realized gains (losses) (1)        (1,665)         (2,130)          483
                                    ---------       ---------       -------
                    TOTAL REVENUES     (1,696)         (2,188)          422
Benefits, losses and loss
 adjustment expenses                       (8)            (55)          (50)
Insurance operating costs and
 other expenses                        (1,158)         (1,442)          836
                                    ---------       ---------       -------
                    TOTAL EXPENSES     (1,166)         (1,497)          786
LOSS BEFORE INCOME TAXES                 (530)           (691)         (364)
Income tax benefit                       (185)           (242)         (127)
                                    ---------       ---------       -------
                          NET LOSS      $(345)          $(449)        $(237)
                                    ---------       ---------       -------

(1) Amounts represent the change in valuation of the derivative associated with this transaction.

The Company's Consolidated Balance Sheets include a modco reinsurance recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance recoverable, deposit liability and net reinsurance recoverable were $129, $638, $495, respectively, at December 31, 2013 and $1.3 billion, $527,
$900, respectively, at December 31, 2012.

CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The agreement was accounted for as a financing transaction in accordance with U.S. GAAP. Simultaneous with the sale of the Individual Life business to Prudential, HLAI recaptured the business assumed by Champlain Life. As a result, on January 2, 2013, HLAI was relieved of its funds withheld obligation to Champlain Life of $691; HLAI paid a recapture fee of $347 to Champlain Life; and, HLAI recognized a pre-tax gain of $344 ($224 after-tax). HLAI simultaneously ceded the recaptured reserves to Prudential and recognized the gain on recapture as part of the reinsurance loss on disposition.

14.  STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income (loss) and surplus was as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                         2013          2012          2011
--------------------------------------------------------------------------------
Combined statutory net income (loss)     $1,290          $927         $(669)
Statutory capital and surplus            $5,005        $5,016        $5,920
                                        -------       -------       -------

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income (loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss).

REGULATORY CAPITAL REQUIREMENTS

The Company's and its U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory capital and surplus, referred to collectively as capital, appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is two times the ACL RBC ("Company Action Level"). The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level (known as the RBC ratio). The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. In aggregate, the Company and its domestic life insurance subsidiaries maintain an RBC ratio for the group in excess of 400% of Company Action Level as of December 31, 2013 and 2012. The reporting of RBC ratios is not intended for the purpose of ranking any company or for use in connection with any marketing, advertising of promotional activities.

DIVIDEND RESTRICTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $1 billion in dividends in 2014 without prior approval from the applicable insurance commissioner. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $919 in 2014. However, because the Company's earned surplus is negative as of December 31, 2013, the Company will not be permitted to pay any dividends to its parent in 2014 without prior approval from the Connecticut Insurance Commissioner until such time as earned surplus becomes positive. On February 5, 2013 the Company received approval from the State of Connecticut Insurance Department to receive a $1.1 billion extraordinary dividend from its Connecticut domiciled life insurance subsidiaries, and to pay a $1.2 billion extraordinary dividend to its parent company. These dividends were received and paid on February 22, 2013.

15. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Effective December 31, 2012, The Hartford amended the defined benefit pension to freeze participation and benefit accruals. Also, The Hartford amended its postretirement health care and life insurance benefit plans for all current employees to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014.

Defined benefit pension expense/(income), postretirement health care and life insurance benefits expense/(income) allocated by The Hartford to the Company, was $(1), $(3) and $45 for the years ended December 31, 2013, 2012 and 2011, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. The Hartford's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6.0% of eligible compensation contributed by the employee each pay period. The Hartford also maintains a non-qualified savings plan, The Hartford Excess Savings Plan, with the same level of contributions, with respect to employee compensation in excess of the limit that can be recognized under the tax-qualified Investment and Savings Plan. Eligible compensation includes overtime and bonuses but is limited to a total, for the Investment and Savings Plan and Excess Savings Plan combined, of $1 annually.

Prior to January 1, 2013, the contributions were matched, up to 3.0% of base salary. In 2012, employees who had earnings of less than $110 thousand also received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110 thousand received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $7, $10 and $9 for the years ended December 31, 2013, 2012 and 2011, respectively.

16. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $11, $32 and $14 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $4, $11 and $5 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company did not capitalize the cost of stock-based compensation.

17. DISCONTINUED OPERATIONS

On December 12, 2013, the Company completed the sale of HLIL, an indirect wholly-owned subsidiary of the Company. For further information regarding the sale of HLIL, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company will no longer have any significant continuing involvement in HLI's Mutual Funds business. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 7 -- Goodwill of Notes to Consolidated Financial Statements.

The Company does not expect these transactions to have a material impact on the Company's future earnings. The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to HLIL and the Company's Mutual Funds business, are as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                            2013         2012         2011
--------------------------------------------------------------------------------
REVENUES
Earned Premiums                              $(23)        $ --         $ --
Fee income and other                           14          563          609
Net investment income (loss)
 Securities available-for-sale and other       (3)          10            8
 Equity securities, trading                   139          201          (14)
                                           ------       ------       ------
Total net investment income (loss)            136          211           (6)
Net realized capital gains (losses)           (14)          68           78
                                           ------       ------       ------
 TOTAL REVENUES                               113          842          681
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and loss adjustment
 expenses                                       2           --           (1)
Benefits, losses and loss adjustment
 expenses -- returns credited on
 international variable annuity               139          201          (14)
Amortization of DAC                            --           35           47
Insurance operating costs and other
 expenses                                     (33)         410          541
Goodwill impairment                            --          149           --
                                           ------       ------       ------
 TOTAL BENEFITS, LOSSES AND EXPENSES          108          795          573
 INCOME (LOSS) BEFORE INCOME TAXES              5           47          108
Income tax expense (benefit)                   (5)         (14)          50
                                           ------       ------       ------
 INCOME (LOSS) FROM OPERATIONS OF
  DISCONTINUED OPERATIONS, NET OF TAX          10           61           58
Net realized capital losses on disposal,
 net of tax                                   (51)          --           --
                                           ------       ------       ------
 INCOME (LOSS) FROM DISCONTINUED
  OPERATIONS, NET OF TAX                     $(41)         $61          $58
                                           ------       ------       ------

18. RESTRUCTURING AND OTHER COSTS

As a result of a strategic business realignment announced in 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, the Company implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Company intends to substantially complete the related restructuring activities over the next 24 months. For further discussion of the Company's strategic business realignment and related business disposition transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2013. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2013, and asset impairment charges, if any, will be expensed as appropriate.

In 2013, The Hartford initiated a plan to consolidate its real estate operations in Connecticut, including the intention to exit certain facilities and relocate employees. The consolidation of real estate in Connecticut is consistent with The Hartford's strategic business realignment and follows the completion of sales of the Retirement Plans and Individual Life businesses. Asset related charges will be incurred over the remaining estimated useful life of facilities, and relocation and other maintenance charges will be recognized as incurred.

Restructuring and other costs are expected to approximate $147, pre-tax. As the Company executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                     2013                      2012
-------------------------------------------------------------------------------------
Severance benefits and related costs                         $7                  $93
Professional fees                                            15                   23
Asset impairment charges                                      5                    4
                                                           ----               ------
              TOTAL RESTRUCTURING AND OTHER COSTS           $27                 $120
                                                           ----               ------

There were no restructuring and other costs incurred by the Company in 2011.

Changes in the accrued restructuring liability balance included in other liabilities in the Company's Consolidated Balance Sheets are as follows:

                                                               FOR THE YEAR ENDED DECEMBER 31, 2013
                                   SEVERANCE
                                 BENEFITS AND             PROFESSIONAL             ASSET IMPAIRMENT            TOTAL RESTRUCTURING
                                 RELATED COSTS                FEES                     CHARGES                   AND OTHER COSTS
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD           $31                     $ --                      $ --                           $31
Accruals/provisions                      7                       15                         5                            27
Payments/write-offs                    (37)                     (15)                       (5)                          (57)
                                     -----                    -----                      ----                         -----
BALANCE, END OF PERIOD                  $1                     $ --                      $ --                            $1
                                     -----                    -----                      ----                         -----

                                                               FOR THE YEAR ENDED DECEMBER 31, 2012
                                   SEVERANCE
                                 BENEFITS AND             PROFESSIONAL             ASSET IMPAIRMENT            TOTAL RESTRUCTURING
                                 RELATED COSTS                FEES                     CHARGES                   AND OTHER COSTS
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD          $ --                     $ --                      $ --                          $ --
Accruals/provisions                     93                       23                         4                           120
Payments/write-offs                    (62)                     (23)                       (4)                          (89)
                                     -----                    -----                      ----                         -----
BALANCE, END OF PERIOD                 $31                     $ --                      $ --                           $31
                                     -----                    -----                      ----                         -----

19. CHANGES IN AND RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME

Changes in AOCI, net of tax and DAC, by component consist of the following:

For the year ended December 31, 2013

                                                                        NET GAIN (LOSS)          FOREIGN
                                                   NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                      GAIN ON               HEDGING            TRANSLATION
                                                     SECURITIES           INSTRUMENTS          ADJUSTMENTS         TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                       $1,752                 $258                $(23)              $1,987
 OCI before reclassifications                             (352)                 (94)                 23                 (423)
 Amounts reclassified from AOCI                           (905)                 (85)                 --                 (990)
                                                      --------               ------               -----             --------
Net OCI                                                 (1,257)                (179)                 23               (1,413)
                                                      --------               ------               -----             --------
                                ENDING BALANCE            $495                  $79                $ --                 $574
                                                      --------               ------               -----             --------

For the year ended December 31, 2012

                                                                        NET GAIN (LOSS)          FOREIGN
                                                   NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                      GAIN ON               HEDGING            TRANSLATION
                                                     SECURITIES           INSTRUMENTS          ADJUSTMENTS         TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                         $632                 $368                $(47)                 953
 OCI before reclassifications                            1,084                    6                  24                1,114
 Amounts reclassified from AOCI                             36                 (116)                 --                  (80)
                                                      --------               ------               -----             --------
Net OCI                                                  1,120                 (110)                 24                1,034
                                                      --------               ------               -----             --------
                                ENDING BALANCE          $1,752                 $258                $(23)              $1,987
                                                      --------               ------               -----             --------

For the year ended December 31, 2011

                                                                         NET GAIN (LOSS)          FOREIGN
                                                    NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                        GAIN ON              HEDGING            TRANSLATION
                                                      SECURITIES           INSTRUMENTS          ADJUSTMENTS        TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                         $(542)                $265                $(45)               (322)
 OCI before reclassifications                             1,223                  156                  (2)              1,377
 Amounts reclassified from AOCI                             (49)                 (53)                 --                (102)
                                                        -------               ------               -----             -------
Net OCI                                                   1,174                  103                  (2)              1,275
                                                        -------               ------               -----             -------
                                  ENDING BALANCE           $632                 $368                $(47)               $953
                                                        -------               ------               -----             -------

Reclassifications from AOCI consist of the following:

                                                    AMOUNT RECLASSIFIED FROM AOCI                          AFFECTED LINE ITEM IN
                                  FOR THE YEAR               FOR THE YEAR               FOR THE YEAR                THE
                                     ENDED                      ENDED                      ENDED               CONSOLIDATED
                                  DECEMBER 31,               DECEMBER 31,               DECEMBER 31,           STATEMENT OF
            AOCI                      2013                       2012                       2011                OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
NET UNREALIZED GAIN ON
 SECURITIES
Available-for-sale                                                                                           Net realized capital)
 securities (1)                       $1,392                      $(55)                       $75                   gains (losses
                                    --------                    ------                     ------         -----------------------
                                       1,392                       (55)                        75         TOTAL BEFORE TAX
                                         487                       (19)                        26         Income tax expense
                                    --------                    ------                     ------         -----------------------
                                        $905                      $(36)                       $49         NET INCOME
                                    --------                    ------                     ------         -----------------------
NET GAINS ON CASH-FLOW
 HEDGING INSTRUMENTS
                                                                                                             Net realized capital)
Interest rate swaps (2)                  $70                       $85                         $6                   gains (losses
Interest rate swaps                       57                        97                         77         Net investment income
                                                                                                             Net realized capital)
Foreign currency swaps                     4                        (4)                        (1)                  gains (losses
                                    --------                    ------                     ------         -----------------------
                                         131                       178                         82         TOTAL BEFORE TAX
                                          46                        62                         29         Income tax expense
                                    --------                    ------                     ------         -----------------------
                                         $85                      $116                        $53         NET INCOME
                                    --------                    ------                     ------         -----------------------
  TOTAL AMOUNTS RECLASSIFIED
                   FROM AOCI            $990                       $80                       $102         NET INCOME
                                    --------                    ------                     ------         -----------------------

(1) Includes $1.5 billion of net unrealized gains on securities relating to the sales of the Retirement Plans and Individual Life businesses.

(2) Includes $71 of net gains on cash flow hedging instruments relating to the sales of the Retirement Plans and Individual Life businesses.

20.  SUBSEQUENT EVENTS

Effective April 1, 2014, HLAI terminated its reinsurance agreement with White River Life Reinsurance ("WRR"), following receipt of approval from the State of Connecticut Insurance Department ("CTDOI") and Vermont Department of Financial Regulation. As a result, the Company will reclassify $310 in aggregate reserves for annuity contracts from funds withheld within Other liabilities to Other policyholder funds and benefits payable. The Company expects to recognize a gain of approximately $215 resulting from the termination of derivatives associated with the reinsurance transaction. In addition, the Company expects to receive a capital contribution of approximately $1 billion from The Hartford in support of this transaction as the economics related to HLAI's business are no longer reinsured to WRR. This capital contribution will be funded by WRR paying off the $655 surplus note and returning approximately $345 in capital to The Hartford.

Effective March 3, 2014 The Hartford made HLA the single nationwide underwriting company for its Group Benefits business by capitalizing HLA to support the Group Benefits business and separating it from the legal entities that support The Hartford's Talcott Resolution operating segment. On January 30, 2014, The Hartford received approval from the CTDOI for HLAI and the Company to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to Hartford Life, Inc.

21.  QUARTERLY RESULTS (UNAUDITED)

                                                                     THREE MONTHS ENDED
                                  MARCH 31,                  JUNE 30,               SEPTEMBER 30,              DECEMBER 31,
                              2013         2012         2013         2012         2013         2012         2013         2012
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                $2,267         $198         $229       $2,110         $804       $1,170         $335         $626
Total benefits, losses and
 expenses                      1,754          (60)         271        2,014          550          948          519          671
Income (loss) from
 continuing operations, net
 of tax                          367          202           11           93          202          173          (68)          27
Income (loss) from
 discontinued operations,
 net of tax                       19           86          (46)          (6)          (1)          30          (13)         (49)
Net income (loss)                386          288          (35)          87          201          203          (81)         (22)
Less: Net income (loss)
 attributable to the
 noncontrolling interest           6           (1)          --           --           --           --           --            3
Net income (loss)
 attributable to Hartford
 Life Insurance Company         $380         $289         $(35)         $87         $201         $203         $(81)        $(25)

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a)  Amended and Restated Principal Underwriter Agreement.(2)
       (3)    (b)  Form of Dealer Agreement.(3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (4)    (b)  MAV / MAV Plus(5)
       (4)    (c)  Principal First(5)
       (4)    (d)  Principal First Preferred(5)
       (4)    (e)  Lifetime Income Foundation Rider (Single)(5)
       (4)    (f)  Lifetime Income Foundation Rider (Joint Life / Single)(5)
       (4)    (g)  Lifetime Income Builder II Rider (Single)(5)
       (4)    (h)  Lifetime Income Builder II Rider (Joint Life / Spousal)(5)
       (4)    (i)  Unified Benefit Rider(5)
       (4)    (j)  The Hartford's Lifetime Income Builder Selects Rider
                   (Single)(5)
       (4)    (k)  The Hartford's Lifetime Income Builder Selects Rider (Joint
                   Life / Spousal)(5)
       (4)    (l)  The Hartford's Lifetime Income Builder Portfolios Rider
                   (Single)(5)
       (4)    (m)  The Hartford's Lifetime Income Builder Portfolios Rider
                   (Joint Life / Spousal)(5)
       (4)    (n)  Amendatory Rider -- Voluntary Program to Surrender Contract
                   and In Force Riders And Receive Enhanced Surrender Value(6)
       (5)    Form of Application.(4)
       (6)    (a)  Articles of Incorporation of Hartford.(2)
       (6)    (b)  Bylaws of Hartford.(2)
       (7)    Reinsurance Agreements and Amendments
              (a)  Transamerica Financial Life Insurance Company(5)
              (b)  ACE Tempest Life Reinsurance Ltd. (October 1, 2002)(5)
              (c)  ACE Tempest Life Reinsurance Ltd. (June 2, 2003)(5)
              (d)  ACE Tempest Life Reinsurance Ltd. (April 1, 2004)(5)
              (e)  Swiss Re Life & Health America, Inc. (HL)(5)
              (f)  Swiss Re Life & Health America, Inc. (HLA)(5)
       (8)    Form of Fund Participation Agreement.(5)
       (8)    Fund Participation Agreements and Amendments
              (a)  AIM Variable Insurance Funds(5)
              (b)  American Funds Insurance Series(5)
              (c)  Franklin Templeton Variable Insurance Products Trust(5)
              (d)  Hartford Series Fund, Inc.(5)
              (e)  MFS Variable Insurance Trust(5)
       (9)    Opinion and Consent of Lisa Proch, Assistant General Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   Not applicable.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 1, to the Registration Statement on Form N-4, File No. 333-70153, dated April 13, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement, File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement on Form N-4, File No. 33-73570, dated April 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101950, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement, File No. 333-119414, filed on April 9, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 24, to the Registration Statement on Form N-4, File No. 333-101954, filed on April 23, 2012.

Item 25.  Directors and Officers of the Depositor

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell (1)               Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Eric Brandt (1)                     Senior Vice President
Kathleen M. Bromage (1)             Senior Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman (1)              Senior Vice President
Robert A. Cornell                   Actuary, Vice President
Richard C. Costello                 Assistant General Counsel, Senior Vice President
Rochelle S. Cummings                Vice President
George Eknaian                      Chief Actuary Senior Vice President
Tamara L. Fagely (2)                Vice President
Csabor Gabor                        Chief Compliance Officer of Separate Accounts
John W. Gallant                     Vice President
Michael R. Hazel                    Vice President, Controller
Penelope A. Hrib (3)                Actuary, Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (4)              Vice President
Vernon Meyer                        Senior Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Lisa Proch                          Vice President
David C. Robinson (1)               Senior Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Robert R. Siracusa                  Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(4)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

* Denotes election to Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement File No. 333-148564, filed on February 19, 2014.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2014, there were 61,572 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                                POSITIONS AND OFFICES
NAME                                                              WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Diana Benken                         Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)            AML Compliance Officer and Chief Compliance Officer
Christopher J. Dagnault (2)          President, Chief Executive Officer
Aidan Kidney                         Senior Vice President
Kathleen E. Jorens (3)               Vice President, Assistant Treasurer
Robert W. Paiano (3)                 Senior Vice President, Treasurer
Cathleen Shine                       Secretary
Diane E. Tatelman                    Vice President
Jane Wolak                           Chairman of the Board, Director

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on April 25, 2014.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:       Beth A. Bombara*                               *By:      /s/ Lisa Proch
          ---------------------------------------------            ---------------------------------------------
          Beth A. Bombara,                                         Lisa Proch
          Chief Executive Officer, President                       Attorney-in-Fact
          and Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:       Beth A. Bombara*
          ---------------------------------------------
          Beth A. Bombara,
          Chief Executive Officer, President
          and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*
Robert W. Paiano, Senior Vice President,
  Treasurer, Director*                                             *By:   /s/ Lisa Proch
                                                                          -----------------------------------
Peter F. Sannizarro, Senior Vice President,                               Lisa Proch
 Chief Accounting Officer, Chief Financial Officer                        Attorney-in-Fact
                                                                   Date:  April 25, 2014

333-101954

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.